UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-5669
                                  ---------------------------------------------
                                Fifth Third Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        3435 Stelzer Road, Columbus, OH                         43219
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               (Address of principal executive offices)       (Zip code)

    BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: July 31
                         -------

Date of reporting period: January 31, 2007
                          ----------------

Item 1. Reports to Stockholders.

Logo: Fifth Third Funds

STOCK AND BOND MUTUAL FUNDS
SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                JANUARY 31, 2007

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending April 30 and October 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management, Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:
o ARE NOT FDIC INSURED
o HAVE NO BANK GUARANTEE
o MAY LOSE VALUE

TABLE OF CONTENTS
Economic Outlook and
  Commentary Section ................... 1
Management Discussion
  of Fund Performance
Small Cap Growth Fund .................. 4
Mid Cap Growth Fund .................... 5
Quality Growth Fund .................... 6
Large Cap Core Fund .................... 7
Equity Index Fund ...................... 8
Balanced Fund .......................... 9
Micro Cap Value Fund ................... 10
Small Cap Value Fund ................... 11
Multi Cap Value Fund ................... 12
Disciplined Large
  Cap Value Fund ....................... 13
Fifth Third LifeModel
  Aggressive Fund(SM) .................. 14
Fifth Third LifeModel Moderately
  Aggressive Fund(SM) .................. 15
Fifth Third LifeModel
  Moderate Fund(SM) .................... 16
Fifth Third LifeModel Moderately
  Conservative Fund(SM) ................ 17
Fifth Third LifeModel
  Conservative Fund(SM) ................ 18
Strategic Income Fund .................. 19
Dividend Growth Fund ................... 20
Technology Fund ........................ 21
International Equity Fund .............. 22
High Yield Bond Fund ................... 23
Bond Fund .............................. 24
Intermediate Bond Fund ................. 25
Short Term Bond Fund ................... 26
U.S. Government Bond Fund .............. 27
Municipal Bond Fund .................... 28
Intermediate Municipal
  Bond Fund ............................ 29
Ohio Municipal Bond Fund ............... 30
Michigan Municipal Bond Fund ........... 31
Schedules of Portfolio
  Investments .......................... 35
Notes to Schedules
  of Portfolio Investments ............. 91
Statements of Assets
  and Liabilities ...................... 100
Statements of
  Operations ........................... 105
Statements of Changes
  in Net Assets ........................ 110
Notes to Financial
  Statements ........................... 128
Financial Highlights ................... 138
Notes to Financial
  Highlights ........................... 184
Supplemental Information ............... 185

OUR MESSAGE TO YOU

[logo: 5/3]

Stock investors who adhered to long-term strategies were substantially rewarded in the second half of 2006 and into the first weeks of 2007, just as they had been the prior two years. Furthermore, Fifth Third Funds shareholders enjoyed returns that were particularly pleasing.

For the six-month period ending January 31, 2007, the major stock market averages posted the following gains:

o    The S&P 500(R) Index(1) of large cap stocks returned 13.76%.

o    The S&P 400(R) Index(1) of mid cap stocks returned 12.89%.

o    The S&P 600(R) Index(1) of small cap stocks returned 12.98%.

o    The MSCI EAFE Index(1) of international stocks returned 14.33%.

Drilling deeper, some trends in performance -- value investing did particularly well; continued strength in small company stocks; and international stocks outpaced U.S. markets -- extended themes that have been prevalent for five or six years. Such recurring patterns, as we have mentioned in the past, continue to reinforce the benefits of diversification across markets and asset classes. Clearly, a key approach for any investor is that BROAD DIVERSIFICATION STRATEGIES SHOULD REMAIN THE PREFERRED APPROACH FOR YEARS TO COME.

For much of the market, the outstanding returns posted since last summer were influenced by several factors, including:

1. The decision by the Federal Reserve Board (the "Fed") to halt its rate-hike campaign in August. This was a significant catalyst for the markets as it stopped the two-year push that moved the key Fed Funds rate from 1.00% to the current 5.25%. Moreover, Fed Chair Ben Bernanke suggested that current conditions point to moderated economic growth in the future, coupled with lower inflationary pressures.

2. Continued expansion of corporate profits at a pace well above Wall Street expectations. Remarkably, companies have posted average growth in the mid-teens for three straight years -- a run that has exceeded anything witnessed in the last 50 years.

3. The combination of mild weather and peace in Lebanon which helped bring about low energy prices in world markets. Oil prices fell from July highs and neared $50 per barrel during the period's closing weeks. This has been good news for consumers, companies and the world economy.

4. Improving government inflation statistics. With prices easing and the housing market softening, retail inflation moved below 3.00% and wholesale inflation measures dropped further. Improvements on the inflationary front generally ease current conditions and allow for rate cuts by the Fed -- if needed -- to spark the economy.

5. The relatively low and stable bond yield environment, which allowed for continued spending and investment by companies, consumers and the government.

Fixed income and cash investments enjoyed positive returns during the six-month period, but lagged the outsized gains seen in the stock market. Bond investors contended with a condition that is challenging and somewhat unusual -- the U.S. Treasury yield curve inverted during the year and remains so today.

Consisting of higher short-term yields than long-term rates, an inverted curve provides little incentive for investors to take on maturity risk via long-term bonds and has left most professionals scratching their heads. Is a recession on the horizon? Are investors so yield-hungry that they care little about risk issues like duration? What impact could high levels of investment by foreign governments have?

As we look for market signals, one important aspect jumps out at us: the relationship of corporate bonds to Treasury bonds -- known as the spread -- remains tight. Because the yields for both types of debt are similar, the spread accepted by investors to make up for the higher credit risk in corporate bonds is modest. This suggests to us that most bond professionals see little possibility of an economic recession on the horizon. In turn, we have concluded that the current inverted slope of the yield curve more likely reflects investors' strong demand for yield along with their comfort with the state of the economy. The collective opinion of the bond market -- given the size and scale of it -- is one that we pay close attention to.

Looking at other key macro factors that drive financial markets, the following expectations emerge:

o The domestic economy may moderate to a more sustainable level with around 3.00% real growth on the horizon.

o Inflation conditions should continue to improve, indicative of a mid-cycle slowdown.

o Corporate profits should keep growing, albeit at a slower pace than 2006. We see earnings per share growth in the high single-digit range.

o Energy prices will keep moving around, as always, but perhaps in a range that will be lower than witnessed in 2006.

o Capital and liquidity -- essential fuel to the economy -- should remain sufficient.

o    Interest rates could be lower by year-end.

Despite the challenges presented to us over the course of the period, all of the managers within the family of Fifth Third Funds stayed true to their disciplines and produced competitive returns for you, our shareholder. And while there are always risks, we believe the well-diversified and patient fund investor should continue to do well as investment opportunities ebb and flow.

Thank you for your confidence in Fifth Third Funds.

/s/ E. K. Wirtz

Keith Wirtz, CFA

Chief Investment Officer

(1)TERMS AND DEFINITIONS

THE STANDARD & POOR'S 500(R) STOCK INDEX ("S&P 500(R) INDEX") is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

THE STANDARD & POOR'S MIDCAP 400(R) INDEX ("S&P 400(R) INDEX") measures the performance of the mid-range sector of the U.S. stock market. The Index is based on 400 stocks chosen on the basis of market capitalization, liquidity and industry group representation. The S&P MidCap 400(R) Index is market value (capitalization) weighted.

THE STANDARD & POOR'S 600(R) STOCK INDEX ("S&P 600(R) INDEX") is composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $1.5 billion, depending on index composition. Each company's stock is weighted by the number of available float shares (i.e., those shares available to investors) divided by the total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUTRALASIA AND FAR EAST ("MSCI EAFE") INDEX is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors.

The above indices do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

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                                       3

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP GROWTH FUND

For the six-month period ended January 31, 2007, the Fifth Third Small Cap Growth Fund (Institutional Shares) advanced 12.10% on a net of fee basis, underperforming its benchmark, the Russell 2000(R) Growth Index, which returned 14.81%.

Having spent much of the spring fretting that the Federal Reserve's two-year rate hike campaign would set off an economic tailspin, investors cheered the central bank's lengthy pause which left the federal funds rate at 5.25% for the entire period. The concurrent confidence that the economy would remain in good health prompted a marketwide migration into economically sensitive sectors. Meanwhile, more defensive sectors were shunned.

Within the Fund, an overweight stake in the healthcare sector, traditionally viewed as a more defensive group, hindered performance. More specifically, healthcare service providers suffered in the broader momentum change.(+)

Other detractors included select specialty retailers within the consumer discretionary sector and an overweight position, relative to the benchmark, in the oil services and equipment group of the energy sector. As oil prices softened from record highs, virtually all oil-related names slumped.(+)

Elsewhere, ineffective stock selection in the Internet software and semiconductor groups weighed on the Fund's information technology (IT) stake. Over the course of the period, the Fund rotated out of the two laggards and into software.(+)

Other changes included increased exposure to the industrials, financial services and materials sectors, which led the Fund's top performers during the period. The marine transportation group boosted the industrials stake, positive developments in the real estate space aided the financial services position and construction-related companies contributed to the gain in materials. Further enhancing returns was the Fund's investment in the textiles and apparel group.(+)

INVESTMENT RISK CONSIDERATIONS

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than large company stocks on average.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                         6 MONTHS(++)   1 YEAR     5 YEAR   10 YEAR
-----------------------  --------------  -------    ------  -------
Institutional Shares     12.10%            3.85%     6.55%   6.81%
-----------------------  --------------  -------    ------  -------
Class A Shares*           6.36%           -1.58%     5.22%   6.00%
-----------------------  --------------  -------    ------  -------
Class B Shares**          7.27%           -1.11%     5.28%   5.73%
-----------------------  --------------  -------    ------  -------
Class C Shares**         10.71%            2.87%     5.51%   5.74%
-----------------------  --------------  -------    ------  -------
Advisor Shares***         8.25%            0.03%     5.33%   5.92%
-----------------------  --------------  -------    ------  -------
Russell 2000(R)
Growth Index(1)          14.81%            5.30%     8.10%   4.81%
-----------------------  --------------  -------    ------  -------
Lipper Small-Cap
Growth Funds Average(1)  13.83%            3.82%     7.05%   8.16%
-----------------------  --------------  -------    ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October, 29, 2001, the quoted performance of the Small Cap Growth Fund Institutional Shares reflects the performance of the Kent Small Company Growth Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for Class A Shares reflects the performance of the Kent Small Company Growth Investment Shares, with an inception date of December 4, 1992, adjusted for maximum sales charge. The inception date for Class B, Class C and Advisor Shares is October 29, 2001. The quoted performance of Class B, Class C and Advisor Shares reflects the performance of the Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2007
----------------------------------------------   -----
as a percentage of value of investments(+)

Psychiatric Solutions, Inc ....................  2.38%
Ultrapetrol Bahamas Ltd .......................  2.15%
Texas Industries, Inc. ........................  2.07%
General Cable Corp ............................  2.00%
Aquantive, Inc. ...............................  1.95%
Nice Systems Ltd. .............................  1.95%
Hub Group, Inc.- Class A ......................  1.81%
Parametric Technology Corp. ...................  1.80%
Hologic Inc. ..................................  1.80%
Formfactor, Inc. ..............................  1.75%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MID CAP GROWTH FUND

For the six-month period ended January 31, 2007, the Fifth Third Mid Cap Growth Fund (Institutional Shares) advanced 12.98% on a net of fee basis, lagging its benchmark, the Russell Midcap(R) Growth Index, which gained 15.98%.

Economically sensitive sectors carried the market higher during the period as fears of a slowdown diminished. Improving economic datapoints, backed by falling oil prices, bolstered the optimism while the Federal Reserve, increasingly confident that inflationary pressures were under control, left its prime lending rate alone for the entire period. Investors streamed out of defensive names, which dominated the market during the second quarter and the first weeks of the third quarter of 2006, moving into positions that benefit from a healthy economy.

Accordingly, the consumer discretionary and information technology (IT) sectors performed well. Holding underweight stakes, relative to the benchmark, in both sectors for much of the period, the Fund missed out on a portion of the upside. By the end of the period, however, overweight positions in the two groups were enhancing returns.(+)

The healthcare sector also weighed as an overweight position featuring service providers sagged in the market's push for flashier growth stories. Within the energy group, which struggled in the wake of lower energy prices, an underweight exposure to exploration and production companies helped but was offset by an overweight exposure to equipment and services firms.(+)

To help fund the increase in consumer discretionary and IT positions during the period, the Fund's exposure to the energy, healthcare and consumer staples sectors was trimmed.(+)

Telecommunication services and materials stocks led the Fund's advancers. Business-oriented wireline and wireless companies boosted the telecom stake while stocks from the specialty metals group lifted the materials position.(+)

INVESTMENT RISK CONSIDERATIONS

Mid capitalization funds typically carry additional risk since mid-size companies generally have a higher risk of failure. Historically, mid-size companies' stocks have experienced a greater degree of market volatility than large company stocks on average.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                         6 MONTHS(++)   1 YEAR  5 YEAR  10 YEAR
---------------------    --------------  ------  ------  -------
Institutional Shares        12.98%        5.64%   6.05%   7.71%
---------------------    --------------  ------  ------  -------
Class A Shares*              7.22%        0.16%   4.72%   6.91%
---------------------    --------------  ------  ------  -------
Class B Shares**             8.02%        0.50%   4.69%   6.58%
---------------------    --------------  ------  ------  -------
Class C Shares**            11.53%        4.57%   4.98%   6.70%
---------------------    --------------  ------  ------  -------
Advisor Shares***            8.99%        1.68%   4.83%   6.85%
---------------------    --------------  ------  ------  -------
Russell Midcap(R)
Growth Index(1)             15.98%        8.20%   9.71%   8.53%
---------------------    --------------  ------  ------  -------
Lipper Mid-Cap Growth
Funds Average(1)            13.91%        4.92%   7.20%   7.53%
---------------------    --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES. ***REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The inception dates for the Institutional, Class B, Class C and Advisor Shares of the Mid Cap Growth Fund are August 11, 1998, October 11, 2000, April 24, 1996 and October 29, 2001, respectively. Prior to such dates, quoted performance reflects the performance of Class A Shares adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2007
----------------------------------------------   -----
as a percentage of value of investments(+)

Precision Castparts Corp ......................  2.54%
Nii Holdings, Inc. ............................  2.46%
Time Warner Telecom- Class A ..................  2.08%
Allegheny Technologies, Inc ...................  2.08%
Abercrombie & Fitch, Class A Shares ...........  1.99%
Marriott International, Inc ...................  1.98%
Respironics, Inc. .............................  1.94%
T. Rowe Price Group, Inc. .....................  1.90%
MEMC Electronic Materials .....................  1.89%
Guess?, Inc ...................................  1.87%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

QUALITY GROWTH FUND

For the six-month period ended January 31, 2007, the Fifth Third Quality Growth Fund (Institutional Shares) gained 12.68% on a net of fee basis, trailing its benchmark, the Russell 1000(R) Growth Index, which advanced 15.12%.

The market's strong absolute performance hinged on moderate economic growth, better than expected corporate earnings and dampened inflation concerns. Meanwhile, the Federal Reserve, concluding that economy was not too strong and not too weak, left interest rates alone. Conditions proved exceptionally ideal for large cap growth stocks, which tend to outperform in periods of measured economic growth.

Declining oil prices bolstered the broader rally but hindered the Fund's energy sector holdings, which weighed on performance despite some profit-taking. More specifically, oil service outfits lagged as questions arose over exploration and production companies' future spending plans in the wake a 20% drop in the price of a barrel of oil.(+)

The healthcare sector struggled as investors generally moved out of more defensive areas of the market. Further limiting gains were concerns from the political arena due to the change in leadership on Capitol Hill in the mid-term elections and worries over drug companies' future research and development spending plans. Similar federal policy issues loomed over drugstore retailers, which also slumped.

Consumer discretionary stocks lifted the Fund as high-end niche retailers, media companies and lodging holdings reacted positively to the encouraging economic developments. The hotel industry further enjoyed solid trends in business travel and capacity expansion levels.

The benefits of recent consolidation efforts started to emerge within the telecommunication services sector, which enhanced returns, while the Fund's stake in the materials group advanced behind rising specialty chemical and agricultural companies.(+)

At the period's close, we believe the Fund was positioned for steady--not spectacular--economic growth with broad and balanced exposure to high quality companies with solid growth prospects.(+)

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                         6 MONTHS(++)   1 YEAR   5 YEAR     10 YEAR
---------------------    --------------  ------  -------    -------
Institutional Shares        12.68%        3.20%   -0.03%     5.22%
---------------------    --------------  ------  -------    -------
Class A Shares*              6.84%       -2.23%   -1.30%     4.46%
---------------------    --------------  ------  -------    -------
Class B Shares**             7.04%       -2.93%   -1.43%     4.12%
---------------------    --------------  ------  -------    -------
Class C Shares**            11.08%        2.12%   -1.03%     4.28%
---------------------    --------------  ------  -------    -------
Advisor Shares***            8.70%       -0.72%   -1.17%     4.39%
---------------------    --------------  ------  -------    -------
Russell 1000(R)
Growth Index(1)             15.12%        9.95%    3.58%     5.00%
---------------------    --------------  ------  -------    -------
S&P 500(R) Index(1)         13.76%       14.53%    6.82%     7.93%
---------------------    --------------  ------  -------    -------
Lipper Large-Cap
Core Funds Average(1)       13.18%       12.34%    5.53%     6.52%
---------------------    --------------  ------  -------    -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The inception dates for the Institutional, Class B, Class C and Advisor Shares of the Quality Growth Fund are August 11, 1998, October 11, 2000, April 25, 1996 and October 29, 2001, respectively. Prior to such dates, quoted performance reflects the performance of Class A Shares adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2007
----------------------------------------------   -----
as a percentage of value of investments(+)

Microsoft Corp ................................  3.59%
Cisco Systems, Inc ............................  3.54%
JP Morgan Chase & Co ..........................  3.03%
Procter & Gamble Co ...........................  2.17%
Baxter International, Inc .....................  2.08%
News Corp. ....................................  2.04%
Abbott Labs ...................................  1.98%
Zimmer Holdings, Inc. .........................  1.94%
McDonalds Corp ................................  1.93%
Google, Inc., Class A .........................  1.91%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

LARGE CAP CORE FUND

For the six-month period ended January 31, 2007, the Fifth Third Large Cap Core Fund (Institutional Shares) advanced 14.01% on a net of fee basis, topping its benchmark, the S&P 500(R) Index, which advanced 13.76%.

Through the first part of the period, a pullback in interest rates and oil prices more than offset a modest softening of the market's view on economic growth. Volatility was low and higher quality stocks thrived. The broad-based momentum carried through the latter part of the period with help from strong earnings reports, robust merger and acquisition activity, further weakness in energy prices and generally positive economic activity. As the market kept climbing, however, riskier stocks increasingly gained favor.

Mostly driven by valuation, earnings quality and capital discipline characteristics--three of the four broad factor groups weighed by the quantitative mathematical model used by the Fund to assess equities--stock selection boosted the Fund throughout the period. More specifically, the Fund invested in attractively valued stocks with high earnings quality and effective capital usage and was rewarded as companies with high free cash flow to enterprise value ratios, share buybacks and smart capital expenditure plans tended to advance.(+)

Diminishing returns were sentiment factors--the fourth factor group in the Fund's objective and balanced evaluation process--including underperformance from stocks that had higher price momentum and those that received bumps in earnings expectations from analysts.

From a sector perspective, an overweight stake in the otherwise struggling energy sector helped performance, relative to the benchmark, as refiners proved more valuable than oilfield service outfits. Solid returns from apparel and textiles companies picked up the Fund's consumer discretionary stake while software and hardware picks led the information technology holdings.(+)

Medical services names dragged on the Fund's healthcare position, an underweight exposure to wireline providers weighed on the telecommunication services stake and the consumer staples group was hurt by struggling home products stocks.(+)

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                 6 MONTHS(++)    1 YEAR  5 YEAR  10 YEAR
--------------------------       --------------  ------  ------  -------
Institutional Shares                14.01%       15.21%  6.31%   6.54%
--------------------------       --------------  ------  ------  -------
Class A Shares*                      8.21%        9.24%  4.98%   5.74%
--------------------------       --------------  ------  ------  -------
Class B Shares**                     8.47%        9.08%  4.94%   5.46%
--------------------------       --------------  ------  ------  -------
Class C Shares**                    12.47%       14.01%  5.26%   5.46%
--------------------------       --------------  ------  ------  -------
Advisor Shares***                   10.02%       10.85%  5.09%   5.66%
--------------------------       --------------  ------  ------  -------
S&P 500(R) Index(1)                 13.76%       14.53%  6.82%   7.93%
--------------------------       --------------  ------  ------  -------
Russell 1000(R) Index(1)            14.28%       14.48%  7.51%   8.23%
--------------------------       --------------  ------  ------  -------
Lipper Large-Cap
Core Funds Average(1)               13.18%       12.34%  5.53%   6.52%
--------------------------       --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance of the Large Cap Core Fund Institutional Shares reflects the performance of the Kent Growth and Income Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for the Class A Shares reflects performance of the Kent Growth and Income Fund Investment Shares, with an inception date of December 1, 1992, adjusted for maximum sales charge. The inception date of Class B, Class C and Advisor Shares is October 29, 2001, October 29, 2001 and August 1, 2005, respectively. The quoted performance of Class B, Class C and Advisor Shares reflects the performance of the Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2007
----------------------------------------------   -----
as a percentage of value of investments(+)

Exxon Mobil Corp ..............................  4.38%
General Electric Co. ..........................  3.16%
Microsoft Corp ................................  3.05%
Citigroup, Inc ................................  2.73%
Bank of America Corp. .........................  2.39%
Chevron Corp ..................................  2.26%
Cisco Systems, Inc ............................  2.20%
JP Morgan Chase & Co ..........................  1.98%
Hewlett-Packard Co ............................  1.97%
Comcast Corp. New Class A .....................  1.56%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

EQUITY INDEX FUND

For the six-month period ended January 31, 2007, the Fifth Third Equity Index Fund (Institutional Shares) returned 13.62% on a net of fee basis, compared to its benchmark, the S&P 500(R) Index, which advanced 13.76%.

As the Fund seeks to duplicate the returns of the S&P 500 Index, slight underperformance is expected, due primarily to Fund management fees. Opportunities to make up a modest measure of performance can arise when the Index changes its membership. During the period, 16 Index changes were implemented, including 10 related to merger and acquisition activity.

As the period progressed, investors shook previous fears of an economic recession and warmed to the idea that the economy was enjoying a "soft landing," featuring continued, albeit moderate, growth. Adding to the goodwill was the drop in energy prices from summer highs, led by oil, which fell from around $74 a barrel to around $58 a barrel by the period's end.

The encouraging news on the economic front prompted many investors to head for cyclical sectors, which tend to do well during periods of growth. Accordingly, the consumer discretionary sector led the Index during the period as continued low interest rates bolstered consumer spending, especially during the holiday season, which finished better than expected.(+)

Other top sectors included information technology, which benefited from healthy business spending outlooks, and materials, where agricultural stocks rallied around the growing enthusiasm for increased ethanol usage.(+)

Not surprisingly, the poorest performing group during the period was energy, which took a direct hit from oil's swoon. Other laggards included healthcare and consumer staples stocks, traditionally defensive areas that investors exited en masse.(+)

INVESTMENT RISK CONSIDERATIONS

The Fund invests substantially all of its assets in common stock of companies that make up the S&P 500(R) Index. The Advisor attempts to track the performance of the S&P 500(R) Index to achieve a correlation of 95% between the performance of the Fund and that of the S&P 500(R) Index without taking into account the Fund's expenses.

It is important to remember that there are risks associated with index investing, including the potential risk of market decline, as well as the risks associated with investing in specific companies.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                 6 MONTHS(++)    1 YEAR  5 YEAR  10 YEAR
--------------------------       --------------  ------  ------  -------
Institutional Shares                 13.62%      14.29%  6.55%   7.59%
--------------------------       --------------  ------  ------  -------
Class A Shares*                       7.82%       8.29%  5.21%   6.77%
--------------------------       --------------  ------  ------  -------
Class B Shares**                      8.10%       8.20%  5.17%   6.52%
--------------------------       --------------  ------  ------  -------
Class C Shares**                     12.10%      13.23%  5.51%   6.53%
--------------------------       --------------  ------  ------  -------
Advisor Shares***                     9.68%      10.09%  5.35%   6.72%
--------------------------       --------------  ------  ------  -------
Select Shares                        13.58%      14.21%  6.46%   7.51%
--------------------------       --------------  ------  ------  -------
Preferred Shares                     13.55%      14.13%  6.38%   7.44%
--------------------------       --------------  ------  ------  -------
Trust Shares                         13.53%      14.06%  6.29%   7.34%
--------------------------       --------------  ------  ------  -------
S&P 500(R) Index(1)                  13.76%      14.53%  6.82%   7.93%
--------------------------       --------------  ------  ------  -------
Lipper S&P 500(R) Index
Objective Funds Average(1)           13.39%      13.89%  6.23%   7.47%
--------------------------       --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance of the Equity Index Fund Institutional Shares reflects the performance of the Kent Index Equity Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for the Class A Shares reflects the performance of the Kent Index Equity Fund Investment Shares, with an inception date of November 25, 1992, adjusted for maximum sales charge. The inception date for the Class B, Class C and Advisor Shares is October 29, 2001. Prior to such date, quoted performance of Class B, Class C and Advisor Shares reflects performance of the Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. The inception date for the Select, Preferred and Trust Shares is October 20, 2003. Prior to such date, quoted performance of the Select, Preferred and Trust Shares reflects performance of the Institutional Shares and is adjusted to reflect expenses for Select, Preferred and Trust Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2007
----------------------------------------------   -----
as a percentage of value of investments(+)

Exxon Mobil Corp ............................... 3.25%
General Electric Co. ........................... 2.80%
Citigroup, Inc ................................. 2.04%
Microsoft Corp ................................. 2.01%
Bank of America Corp. .......................... 1.78%
AT&T Inc ....................................... 1.77%
Procter & Gamble Co ............................ 1.55%
Johnson & Johnson .............................. 1.46%
Pfizer, Inc .................................... 1.42%
Altria Group, Inc .............................. 1.38%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BALANCED FUND

For the six-month period ended January 31, 2007, the Fifth Third Balanced Fund (Institutional Shares) gained 7.78% on a net of fee basis, compared to the S&P 500(R) Index return of 13.76% and the Lehman Brothers Aggregate Bond Index return of 3.65%.

The period's equity rally was sparked by the Federal Reserve's pause in its quest to raise interest rates. In turn, investors gained confidence a recession would be avoided, the desired "soft landing"--featuring a modest economic growth rate--would be achieved and the next move in rates would likely be down. In addition, oil and natural gas prices began a sharp descent from mid-summer highs.

Tumbling energy prices weighed on the Fund's energy sector stake, especially in the beleaguered oilfield services group. An underweight exposure, relative to the benchmark, in the large integrated oil concerns also diminished returns. Elsewhere, a limited stake in capital markets stocks detracted as investment banks and brokerages boomed amid heightened merger and acquisition activity and the climbing stock market.(+)

Lifting the Fund was strong stock selection in the resurgent industrials sector, including outperformers in the machinery, staffing and aerospace industries.(+)

By the period's end, the average weighted market cap of the Fund had been upped to $53 billion as solid profit growth outlooks, robust share buybacks, rising dividends and supportive valuations bolstered prospects for large cap stocks.(+)

The fixed-income portion of the Fund benefited from mortgage-related securities in a low-volatility environment.(+)

Low vacancy rates and strong fundamentals shored up commercial mortgage backed securities while the Fund realized additional gains from issues tied to non-traditional properties such as cellular telephone towers. Issues holding mortgages insured by Fannie Mae and Freddie Mac added to returns from residential mortgage backed securities, while limiting the Fund's exposure to the troubled subprime mortgage market.(+)

The high quality mandate extended to the Fund's smaller-than-the-benchmark corporate bond exposure, which detracted from performance as lower quality issues led the way.(+)

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss.
Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                         6 MONTHS(++)    1 YEAR  5 YEAR  10 YEAR
-----------------------  --------------  ------  ------  -------
Institutional Shares          7.78%       4.69%   1.87%   5.26%
-----------------------  --------------  ------  ------  -------
Class A Shares*               2.19%      -0.85%   0.57%   4.50%
-----------------------  --------------  ------  ------  -------
Class B Shares**              2.29%      -1.40%   0.46%   4.16%
-----------------------  --------------  ------  ------  -------
Class C Shares**              6.29%       3.60%   0.85%   4.33%
-----------------------  --------------  ------  ------  -------
Advisor Shares***             4.01%       0.70%   0.69%   4.31%
-----------------------  --------------  ------  ------  -------
S&P 500(R) Index(1)          13.76%      14.53%   6.82%   7.93%
-----------------------  --------------  ------  ------  -------
Lehman Brothers
Aggregate Bond Index(1)       3.65%       4.28%   4.88%   6.20%
-----------------------  --------------  ------  ------  -------
Lipper Balanced
Funds Average(1)              9.54%       9.19%   6.08%   6.66%
-----------------------  --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The inception dates for the Institutional, Class B, Class C and Advisor Shares are August 11, 1998, October 11, 2000, April 25, 1996 and October 29, 2001, respectively. Prior to such dates, quoted performance reflects the performance of Class A Shares adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN HOLDINGS AS OF JANUARY 31, 2007
-------------------------------------------------------  -----
as a percentage of value of investments(+)

Fannie Mae, 5.50%, 6/1/33 TBA .........................  3.42%
Truck Retail Installment Paper Corp., 5.59%, 12/15/16 .  2.66%
Chase Mortgage Finance Corp., 5.25%, 12/25/35 .........  2.33%
Banc of America Funding Corp., 5.75%, 7/20/36 .........  2.08%
Chase Mortgage Finance Corp., 5.00%, 11/25/33 .........  1.92%
American Home Mortgage Investment Trust,
  5.33%, 9/25/35 ......................................  1.92%
Microsoft Corp ........................................  1.61%
Procter & Gamble Co ...................................  1.55%
Cisco Systems, Inc ....................................  1.41%
Baxter International, Inc .............................  1.38%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICRO CAP VALUE FUND

For the six-month period ended January 31, 2007, the Fifth Third Micro Cap Value Fund (Institutional Shares) gained 12.53% on a net of fees basis, trailing its benchmark, the Russell Microcap Index, which returned 15.55%.

Equity markets moved consistently higher through the period, fueled by a quiet Federal Reserve, continued economic health and softening energy prices. Smaller capitalization and growth stocks helped lead the broad-based rally.

Due to the potential impact from a housing industry slowdown and the lag effect of the Federal Reserve's rate-hike campaign, which consisted of 17 quarter-point moves in the 24 months ended June 2006, the market appeared extended during the past six months. As a result, the Fund's cash level remained at a relatively high 5-7% level, which acted as a drag on performance.(+)

In light of concerns about the effect of the weakening housing sector on consumer spending, the Fund held a low exposure to the consumer discretionary sector, which was one of the better performing groups. Stock selection in the discretionary and consumer staples sectors also detracted from performance. Despite good stock selection in the energy group, an overweight position, relative to the benchmark, hurt as it was the only sector to generate negative returns during the period.(+)

Good stock selection and an overweight stake in the industrials sector contributed to performance as capital spending continued to be strong and the economic outlook brightened. Effective picks within the insurance group boosted returns from the financial services sector, as did under-exposure to banks, which struggled in an interest rate environment featuring an inverted yield curve--which occurs when yields on long-term bonds are lower than rates on short-term debt.(+)

At the period's end, the Fund remained underweight consumer discretionary stocks and overweight in industrials and information technology stocks.(+)

INVESTMENT RISK CONSIDERATIONS

Micro capitalization funds typically carry additional risk since micro-cap companies generally have a higher risk of failure. Historically, micro-cap stocks have experienced a greater degree of market volatility than large company stocks on average.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                         INCEPTION          6                              SINCE
                            DATE        MONTHS(++)   1 YEAR    5 YEAR    INCEPTION
----------------------   ---------       ------      ------    ------     --------
Institutional Shares     2/1/98          12.53%       4.96%    17.31%      14.59%
----------------------   ---------       ------      ------    ------     --------
Class A Shares*          2/1/98           6.79%      -0.56%    15.83%      13.77%
----------------------   ---------       ------      ------    ------     --------
Class B Shares**         2/1/98           7.63%      -0.08%     8.29%      13.69%
----------------------   ---------       ------      ------    ------     --------
Class C Shares**         2/1/98          11.12%       3.96%    16.39%      13.92%
----------------------   ---------       ------      ------    ------     --------
Advisor Shares***        2/1/98           8.75%       1.14%    16.09%      13.75%
----------------------   ---------       ------      ------    ------     --------
Russell Microcapo
Index(1)                                 15.55%       8.05%    13.98%       N/A
----------------------                   ------      ------    ------     --------
Russell Microcapo
Value Index(1)                           15.19%      13.53%    18.16%       N/A
----------------------                   ------      ------    ------     --------
Russell 2000(R)
Value Index(1)                           15.08%      15.76%    15.41%      11.79%
----------------------                   ------      ------    ------     --------
Lipper Small-Cap
Value Funds Average(1)                   13.75%      10.50%    13.91%      10.81%
----------------------                   ------      ------    ------     --------


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to August 13, 2001, the quoted performance of the Micro Cap Value Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Aggressive Value Fund Institutional Shares with an inception date of February 1, 1998. The inception date for Class A, Class B and Class C Shares is August 13, 2001. Prior to such date, the quoted performance for Class A, Class B and Class C Shares reflects the performance of the Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class A, Class B and Class C Shares. For the period prior to August 13, 2001, the quoted performance of the Micro Cap Value Fund Advisor Shares reflects the performance of the Fifth Third/Maxus Aggressive Value Fund Investor Shares with an inception date of February 1, 1998. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2007
----------------------------------------------   -----
as a percentage of value of investments(+)

Apogee Enterprises, Inc. ......................  2.29%
Symmetricom, Inc. .............................  1.72%
OSI Systems, Inc. .............................  1.64%
Hartmarx Corp .................................  1.58%
Willbros Group, Inc. ..........................  1.55%
Powell Industries, Inc ........................  1.54%
Government Properties Trust ...................  1.53%
Hersha Hospitality Trust ......................  1.45%
Texas United Bancshares .......................  1.43%
National Atlantic Holdings Corp. ..............  1.41%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP VALUE FUND

For the six-month period ended January 31, 2007, the Fifth Third Small Cap Value Fund (Institutional Shares) returned 11.37% on a net of fee basis, trailing its benchmark, the Russell 2000(R) Value Index, which gained 15.08%.

The strong broader market performance reflected investors' perception that the economy was enjoying a "soft landing" from lofty growth rates, complete with a tempered growth rate and weakened inflationary pressures. Although the housing, automotive and trucking industries struggled, the balance of the economy proved resilient, helped by lower energy prices.

Equity markets enjoyed six straight up months with little pause. Such conditions prove challenging for the Fund, which generally takes advantage of dips to buy out-of-favor stocks trading below fair valuations.(+)

The rampant optimism especially hurt the Fund in the materials and consumer staples sectors. In the materials sector, broad excitement over wider usage of ethanol buoyed fertilizer stocks, in which the Fund had no exposure. Similarly, an absence of tobacco holdings hurt the Fund's performance from the staples group, although the Fund was actually overweight, relative to the benchmark, in the sector.(+)

Further diminishing returns were stakes in the information technology (IT) group, where select communications equipment holdings slumped, and limited exposure to wireline service providers in the telecommunication services group.(+)

An underweight position in banks, which endured margin pressures due to an interest-rate environment that featured higher short-term rates than long-term yields, helped the Fund's financial services stake. Also enhancing returns were a couple of strong performing retailers within the consumer discretionary sector and minimal exposure to natural gas utilities, which struggled amid the warmer first part of winter.(+)

By the period's end, the belief that business spending would run stronger than consumer spending during 2007 prompted a shift to an underweight stake--from a previously overweight position--in the consumer discretionary sector. In turn, many of the proceeds were directed into business-reliant IT shares.(+)

INVESTMENT RISK CONSIDERATIONS

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than large company stocks on average.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                         INCEPTION                                SINCE
                           DATE          6 MONTHS(++)   1 YEAR  INCEPTION
---------------------    ---------       --------------  ------  ---------
Institutional Shares     4/1/03              11.37%       7.31%   19.54%
---------------------    ---------       --------------  ------  ---------
Class A Shares*          4/1/03               5.74%       1.78%   17.65%
---------------------    ---------       --------------  ------  ---------
Class B Shares**         4/1/03               6.04%       1.65%   17.90%
---------------------    ---------       --------------  ------  ---------
Class C Shares**         4/1/03               9.88%       6.26%   18.33%
---------------------    ---------       --------------  ------  ---------
Advisor Shares***        4/1/03               7.54%       3.36%   17.95%
---------------------    ---------       --------------  ------  ---------
Russell 2000(R)
Value Index(1)                               15.08%      15.76%   26.58%
---------------------                    --------------  ------  ---------
Lipper Small-Cap Core
Funds Average(1)                             13.50%       8.45%   23.12%
---------------------                    --------------  ------  ---------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2007
----------------------------------------------   -----
as a percentage of value of investments(+)

Quebecor World, Inc. ..........................  2.52%
UMB Financial Corp. ...........................  2.28%
Irwin Financial Corp. .........................  2.23%
Iowa Telecommunications .......................  2.11%
Ashford Hospitalilty Trust ....................  2.04%
Kronos, Inc. ..................................  2.02%
Orthofix International N V ....................  2.02%
Tsakos Energy Navigation Ltd. .................  1.96%
Service Corp. International ...................  1.96%
Enersys .......................................  1.92%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MULTI CAP VALUE FUND

For the six-month period ended January 31, 2007, the Fifth Third Multi Cap Value Fund (Institutional Shares) advanced 14.18% on a net of fee basis, topping the Russell 3000(R) Value Index, which returned 13.58%, but underperforming the Russell Midcap(R) Value Index which returned 16.45% for the period.

A host of factors combined to inspire investor optimism over the past six months. While the Federal Reserve left interest rates alone, the hurricane season passed with no major events and energy prices dropped from record highs, corporate earnings continued to do well and consumers exhibited renewed confidence. Relatively tame inflation figures kept anxieties in check and the private equity market proved buoyant with buyouts across the corporate spectrum.

While stocks of all sizes performed well during the period, the Fund continued to migrate toward larger names, where valuations were most attractive. The move resulted in an average weighted market cap of $68 billion.(+)

From a sector standpoint, consumer staples led the Fund, a somewhat surprising development considering the strength of the economy. Yet a selection of food retailers and food producers that benefited from improved fundamentals lifted the group, which traditionally serves in a defensive role.(+)

More typically, the classically cyclical industrials sector added to gains as agricultural equipment, transportation and employment companies prospered amid healthy economic conditions. An underweight stake--but one heavily exposed to rallying brokerages--in the financial services also helped on a relative basis.(+)

Detracting from performance was an emphasis on the stagnant chemical group in the materials sector and assorted holdings within the lackluster energy sector. Media stocks also weighed on the Fund's consumer discretionary stake.(+)

To capitalize on the continued vibrancy of the economy, the Fund was positioned in a cyclical fashion at the period's end, with overweight positions in the industrials, information technology, materials and consumer discretionary sectors. Excessive valuations in the financial services industry--notably among real estate investment trusts--and the utilities sector prompted underweights in those groups.(+)

INVESTMENT RISK CONSIDERATIONS

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than large company stocks on average.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                         6 MONTHS(++)    1 YEAR  5 YEAR  10 YEAR
----------------------------------       --------------  ------  ------  -------
Institutional Shares                         14.18%      15.94%  12.68%  11.79%
----------------------------------       --------------  ------  ------  -------
Class A Shares*                               8.29%       9.84%  11.24%  10.97%
----------------------------------       --------------  ------  ------  -------
Class B Shares**                              8.80%       9.96%  11.31%  11.11%
----------------------------------       --------------  ------  ------  -------
Class C Shares**                             12.62%      14.82%  11.55%  11.10%
----------------------------------       --------------  ------  ------  -------
Advisor Shares***                            10.15%      11.61%  11.38%  11.03%
----------------------------------       --------------  ------  ------  -------
Russell 3000(R) Value Index(1)               13.58%      18.86%  11.63%  10.77%
----------------------------------       --------------  ------  ------  -------
Russell Midcap(R) Value Index(1)             16.45%      18.77%  16.36%  13.64%
----------------------------------       --------------  ------  ------  -------
Lipper Multi-Cap Value
Funds Average(1)                             13.48%      15.28%   9.59%   9.34%
----------------------------------       --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to August 13, 2001, the quoted performance of the Multi Cap Value Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Equity Fund Institutional Shares with an inception date of April 1, 1999. Prior to April 1, 1999, the quoted performance reflects the performance of the Fifth Third/Maxus Equity Fund Investor Shares with an inception date of September 30, 1989. The inception date for the Class A, Class B and Class C Shares is August 13, 2001. Prior to such date, the quoted performance for Class A Shares reflects performance of the Advisor Shares and is adjusted for maximum sales charges. The quoted performance of Class B and Class C Shares reflects the performance of the Multi Cap Value Fund Advisor Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. Prior to August 13, 2001, the quoted performance of the Multi Cap Value Fund Advisor Shares reflects the performance of the Fifth Third/ Maxus Equity Fund Investor Shares with an inception date of September 30, 1989. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2007
----------------------------------------------   -----
as a percentage of value of investments(+)

JP Morgan Chase & Co ..........................  2.70%
American International Group, Inc .............  2.54%
Verizon Communications, Inc ...................  2.45%
Exxon Mobil Corp ..............................  2.44%
Bank of New York Co., Inc .....................  2.33%
Bank of America Corp. .........................  2.23%
Marathon Oil Corp .............................  2.11%
Pfizer, Inc ...................................  1.95%
ConocoPhillips ................................  1.90%
Cigna Corp. ...................................  1.69%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

DISCIPLINED LARGE CAP VALUE FUND

For the six-month period ended January 31, 2007, the Fifth Third Disciplined Large Cap Value Fund (Institutional Shares) returned 12.07% on a net of fee basis, trailing its benchmark, the Russell 1000(R) Value Index, which returned 13.43%.

While pleased with the Federal Reserve's decision to leave the federal funds rate at 5.25%, investors started to digest the possibility of an economic "soft landing" during the period. Characterized by modest growth rates and manageable inflation, such economic conditions tend to reduce near-term profit and revenue growth expectations. The resulting search for solid performers in less-robust circumstances frequently leads to large cap growth stocks, which outperformed large cap value equities during the period.

Meanwhile, sectors associated with cyclical growth patterns such as consumer discretionary, information technology (IT) and materials led the benchmark. The traditionally defensive healthcare and consumer staples groups joined energy, which was hampered by sagging oil prices, at the bottom.

The Fund's overweight stake, relative to the benchmark, in the healthcare and staples sectors detracted from performance--most notably among diversified medical products companies and brewers. In addition, the Fund's slightly stronger value characteristics such as lower price-to-earnings(1) and price-to-book ratios(1) hindered performance relative to the benchmark.(+)

Stock selections in the consumer discretionary, materials and IT sectors further diminished returns, as did a modest cash position in such a strong market.(+)

Overweight stakes in the industrials and IT sectors boosted relative returns, as did smaller-than-the-benchmark positions in the utilities and financial services groups. The financial services position was aided by exposure to insurers and investment banks and an aversion to banks that were negatively affected by an interest rate environment featuring higher short-term interest rates than long-term yields.(+)

INVESTMENT RISK CONSIDERATIONS

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                         6 MONTHS(++)    1 YEAR  5 YEAR  10 YEAR
--------------------     --------------  ------  ------  -------
Institutional Shares         12.07%      18.07%  11.27%   9.66%
--------------------     --------------  ------  ------  -------
Class A Shares*               6.33%      11.85%   9.87%   8.86%
--------------------     --------------  ------  ------  -------
Class B Shares**              6.70%      11.86%   9.90%   8.65%
--------------------     --------------  ------  ------  -------
Class C Shares**             10.56%      16.87%  10.15%   8.67%
--------------------     --------------  ------  ------  -------
Advisor Shares***             8.19%      13.64%   9.99%   8.78%
--------------------     --------------  ------  ------  -------
Russell 1000(R)
Value Index(1)               13.43%      19.18%  11.32%  10.61%
--------------------     --------------  ------  ------  -------
Lipper Equity Income
Funds Average(1)             12.15%      16.12%   9.08%   8.57%
--------------------     --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The inception dates for the Institutional, Class B, Class C and Advisor Shares of the Disciplined Large Cap Value Fund are August 11, 1998, October 11, 2000, January 27, 1997 and August 1, 2005, respectively. Prior to such dates, quoted performance reflects performance of Class A Shares and is adjusted to reflect expenses and applicable sales charges of Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2007
----------------------------------------------   -----
as a percentage of value of investments(+)
JP Morgan Chase & Co ........................... 4.09%
Metlife, Inc ................................... 3.90%
Bank of America Corp. .......................... 3.88%
AT&T, Inc ...................................... 3.86%
Chevron Corp ................................... 3.66%
ConocoPhillips ................................. 3.35%
Exxon Mobil Corp ............................... 3.26%
Johnson & Johnson .............................. 2.94%
SunTrust Banks, Inc ............................ 2.87%
General Electric Co. ........................... 2.72%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)

For the six-month period ended January 31, 2007, the Fifth Third LifeModel Aggressive Fund(SM) (Institutional Shares) returned 12.55% on a net of fee basis, while its benchmark, a blend of the Dow Jones Wilshire 5000 and the Lehman Brothers Intermediate Government/Credit Bond indexes, gained 14.63% and 3.14%, respectively.

The period proved favorable for equity investors as most major stock indexes, ranging from small cap to large cap and from domestic to international in scope, enjoyed double-digit returns.

On the heels of a May-July stock market pullback, which stemmed in part from oil prices rising above $70 a barrel and fears that the Federal Reserve would keep increasing its key lending rate, a second-half rally rewarded those investors who had remained patient during the downturn. Helping stocks recover from second-quarter losses and move even higher were lower energy prices, a dip in bond yields and continued advances in corporate earnings.

The Fund maintained a bias toward stocks during the period, with a slight increase in exposure to international markets. Profit-taking in longer-term bonds further benefited shareholders.(+)

The year started on a positive note for stock investors, but the likelihood of a setback was high following seven straight months of gains. At the same time, periods featuring moderate economic growth, relatively low bond yields, cooling inflation trends and easing corporate profit growth generally provide solid footing for positive equity performance -- especially with valuations hovering near post-World War II averages.

INVESTMENT RISK CONSIDERATIONS

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests. Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                 INCEPTION                                         SINCE
                                   DATE          6 MONTHS(++)        1 YEAR      INCEPTION
--------------------------       ---------       --------------      ------      ---------
Institutional Shares             8/1/02              12.55%          10.72%        13.64%
--------------------------       ---------       --------------      ------      ---------
Class A Shares*                  8/1/02               6.79%           4.89%        12.03%
--------------------------       ---------       --------------      ------      ---------
Class B Shares**                 8/1/02               6.94%           4.56%        12.17%
--------------------------       ---------       --------------      ------      ---------
Class C Shares**                 8/1/02              10.96%           9.57%        12.48%
--------------------------       ---------       --------------      ------      ---------
Advisor Shares***                8/1/02               8.51%           6.53%        12.22%
--------------------------       ---------       --------------      ------      ---------
Dow Jones Wilshire
5000 Index(1)                                        14.63%          14.15%        14.21%
--------------------------                       --------------      ------      ---------
Lehman Brothers
Intermediate Government/
Credit Bond Index(1)                                  3.14%           4.14%         4.02%
--------------------------                       --------------      ------      ---------
LifeModel Aggressive
Target Neutral Asset Class
Index Blend(1)                                       13.43%          13.12%        13.23%
--------------------------                       --------------      ------      ---------



PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The quoted performance of the Advisor Shares reflects the performance of the Institutional Shares, adjusted to reflect expenses and sales charges for the Advisor Shares, for the period prior to the commencment of operations of the Advisor Shares on August 1, 2005. During the period shown, the Advisor and/or affiliates waived and/ or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

FUND HOLDINGS AS OF JANUARY 31, 2007
as a percentage of value of investments(+)

                                  (BAR CHART)

      Fifth Third Quality
              Growth Fund             21.45%

        Fifth Third Large
            Cap Core Fund             17.01%

  Fifth Third Disciplined
     Large Cap Value Fund             16.82%

Fifth Third International
              Equity Fund             14.40%

      Fifth Third Mid Cap
              Growth Fund              9.74%

        Fifth Third Multi
           Cap Value Fund              7.54%

    Fifth Third Small Cap
              Growth Fund              4.90%

        Fifth Third Small
           Cap Value Fund              3.77%

Fifth Third Institutional
        Money Market Fund              1.46%

 Fifth Third Intermediate
               Bond Fund               1.31%

   Fifth Third Short Term
                Bond Fund              0.82%

              Fifth Third
                Bond Fund              0.69%

         Fifth Third High
          Yield Bond Fund              0.09%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)

For the six-month period ended January 31, 2007, the Fifth Third LifeModel Moderately Aggressive Fund(SM) (Institutional Shares) returned 10.85% on a net of fee basis, while its benchmark, a blend of the Dow Jones Wilshire 5000 and Lehman Brothers Intermediate Government/Credit Bond indexes, advanced 14.63% and 3.14%, respectively.

The period proved favorable for equity investors as most major stock indexes, ranging from small cap to large cap and from domestic to international in scope, enjoyed double-digit returns. Bond indexes, on the other hand, posted average gains around 3.00%.

On the heels of a May-July stock market pullback, which stemmed in part from oil prices rising above $70 a barrel and fears that the Federal Reserve would keep increasing its key lending rate, a second-half rally rewarded those investors who had remained patient during the downturn. Helping stocks recover from second-quarter losses and move even higher were lower energy prices, a dip in bond yields and continued advances in corporate earnings.

The Fund's bias toward stocks was maintained during the period, with a slight increase in exposure to international markets. Profit-taking in longer-term bonds further benefited shareholders, as did redeploying some of the proceeds into shorter-term bonds, which carried higher yields than long-dated bonds for much of the period.(+)

The year started on a positive note for stock investors, but the likelihood of a setback was high following seven straight months of gains. At the same time, periods featuring moderate economic growth, relatively low bond yields, cooling inflation trends and easing corporate profit growth generally provide solid footing for positive equity performance -- especially with valuations hovering near post-World War II averages.

INVESTMENT RISK CONSIDERATIONS

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests. Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                 INCEPTION                                 SINCE
                                    DATE          6 MONTHS(++)   1 YEAR  INCEPTION
--------------------------       ---------       --------------  ------  ---------
Institutional Shares             8/1/02              10.85%       9.80%   12.58%
--------------------------       ---------       --------------  ------  ---------
Class A Shares*                  8/1/02               5.16%       4.04%   11.01%
--------------------------       ---------       --------------  ------  ---------
Class B Shares**                 8/1/02               5.22%       3.70%   11.16%
--------------------------       ---------       --------------  ------  ---------
Class C Shares**                 8/1/02               9.24%       8.70%   11.46%
--------------------------       ---------       --------------  ------  ---------
Advisor Shares***                8/1/02               6.93%       5.65%   11.19%
--------------------------       ---------       --------------  ------  ---------
Dow Jones Wilshire
5000 Index(1)                                        14.63%      14.15%   14.21%
--------------------------                       --------------  ------  ---------
Lehman Brothers
Intermediate Government/
Credit Bond Index(1)                                  3.14%       4.14%    4.02%
--------------------------                       --------------  ------  ---------
LifeModel Moderately
Aggressive Target Neutral
Asset Class Index Blend(1)                           11.08%      11.08%   11.24%
--------------------------                       --------------  ------  ---------


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The quoted performance of the Advisor Shares reflects the performance of the Institutional Shares, adjusted to reflect expenses and sales charges for the Advisor Shares, for the period prior to the commencment of operations of the Advisor Shares on August 1, 2005. During the period shown, the Advisor and/or affiliates waived and/ or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

FUND HOLDINGS AS OF JANUARY 31, 2007
as a percentage of value of investments(+)

                                  (BAR CHART)

      Fifth Third Quality
              Growth Fund             16.73%

        Fifth Third Large
            Cap Core Fund             14.21%

  Fifth Third Disciplined
     Large Cap Value Fund             13.55%

Fifth Third International
              Equity Fund             11.59%

 Fifth Third Intermediate
                Bond Fund              7.91%

      Fifth Third Mid Cap
              Growth Fund              7.83%

   Fifth Third Short Term
                Bond Fund              6.37%

    Fifth Third Multi Cap
               Value Fund              6.05%

              Fifth Third
                Bond Fund              5.39%

    Fifth Third Small Cap
              Growth Fund              3.94%

    Fifth Third Small Cap
               Value Fund              3.03%

   Fifth Third High Yield
                Bond Fund              2.98%

Fifth Third Institutional
        Money Market Fund              0.42%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL MODERATE FUND(SM)

For the six-month period ended January 31, 2007, the Fifth Third LifeModel Moderate Fund(SM) (Institutional Shares) returned 8.90% on a net of fee basis, while its benchmark, a blend of the Dow Jones Wilshire 5000 and Lehman Brothers Intermediate Government/Credit Bond indexes, advanced 14.63% and 3.14%, respectively.

The period proved favorable for equity investors as most major stock indexes, ranging from small cap to large cap and from domestic to international in scope, enjoyed double-digit returns. Bond indexes, on the other hand, posted average gains around 3.00%.

On the heels of a May-July stock market pullback, which stemmed in part from oil prices rising above $70 a barrel and fears that the Federal Reserve would keep increasing its key lending rate, a second-half rally rewarded those investors who had remained patient during the downturn. The Fed did pause at its August meeting, holding the Federal Funds rate at 5.25%, and 10-year yields started to drop, bottoming in early December below 4.50%. Subsequently, bonds gave back some of the gains as the 10-year yield neared 4.90% by the period's end.

The Fund's consistent bias toward stocks proved advantageous during the period and its exposure to international markets was increased slightly. Timely profit-taking in longer-term bonds further benefited shareholders, as did redeploying some of the proceeds into shorter-term bonds, which carried higher yields than long-dated bonds for much of the period.(+)

The year started on a positive note for stock investors, but the likelihood of a setback was high following seven straight months of gains. At the same time, periods featuring moderate economic growth, relatively low bond yields, cooling inflation trends and easing corporate profit growth generally provide solid footing for positive equity performance -- especially with valuations hovering near post-World War II averages.

INVESTMENT RISK CONSIDERATIONS

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests. Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007
------------------------------------------------------------

                                 INCEPTION                                SINCE
                                   DATE           6 MONTHS(++)  1 YEAR  INCEPTION
-------------------------        ---------       --------------  ------  ---------
Institutional Shares             8/1/02              8.90%        8.37%   9.59%
-------------------------        ---------       --------------  ------  ---------
Class A Shares*                  8/1/02              3.36%        2.73%   8.06%
-------------------------        ---------       --------------  ------  ---------
Class B Shares**                 8/1/02              3.34%        2.27%   8.15%
-------------------------        ---------       --------------  ------  ---------
Class C Shares**                 8/1/02              7.32%        7.24%   8.50%
-------------------------        ---------       --------------  ------  ---------
Advisor Shares***                8/1/02              5.10%        4.36%   8.21%
-------------------------        ---------       --------------  ------  ---------
Dow Jones Wilshire
5000 Index(1)                                       14.63%       14.15%  14.21%
-------------------------                        --------------  ------  ---------
Lehman Brothers
Intermediate Government/
Credit Bond Index(1)                                 3.14%        4.14%   4.02%
-------------------------                        --------------  ------  ---------
LifeModel Moderate Target
Neutral Asset Class Index
Blend(1)                                             8.76%        9.07%   9.21%
-------------------------                        --------------  ------  ---------


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The quoted performance of the Advisor Shares reflects the performance of the Institutional Shares, adjusted to reflect expenses and sales charges for the Advisor Shares, for the period prior to the commencment of operations of the Advisor Shares on August 1, 2005. During the period shown, the Advisor and/or affiliates waived and/ or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

FUND HOLDINGS AS OF JANUARY 31, 2007
as a percentage of value of investments(+)

                                  (BAR CHART)

Fifth Third Intermediate
                Bond Fund             16.78%

      Fifth Third Quality
              Growth Fund             12.88%

   Fifth Third Short Term
                Bond Fund             12.11%

              Fifth Third
                Bond Fund             10.40%

        Fifth Third Large
            Cap Core Fund             10.13%

  Fifth Third Disciplined
     Large Cap Value Fund              9.90%

Fifth Third International
              Equity Fund              8.49%

      Fifth Third Mid Cap
              Growth Fund              5.71%

    Fifth Third Multi Cap
               Value Fund              4.45%

   Fifth Third High Yield
                Bond Fund              4.02%

    Fifth Third Small Cap
              Growth Fund              2.87%

    Fifth Third Small Cap
               Value Fund              2.26%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)

For the six-month period ended January 31, 2007, the Fifth Third LifeModel Moderately Conservative Fund(SM) (Institutional Shares) returned 7.99% on a net of fee basis, while its benchmark, a blend of the Dow Jones Wilshire 5000 and Lehman Brothers Intermediate Government/Credit Bond indexes, advanced 14.63% and 3.14%, respectively.

The period proved favorable for equity investors as most major stock indexes, ranging from small cap to large cap and from domestic to international in scope, enjoyed double-digit returns. Bond indexes, on the other hand, posted average gains around 3.00%, with money market funds lagging the rest of the fixed-income market.

On the heels of a May-July stock market pullback, which stemmed in part from fears that the Federal Reserve would keep increasing its key lending rate, a second-half rally rewarded those investors who had remained patient during the downturn. The Fed did pause at its August meeting, holding the Federal Funds rate at 5.25%, and 10-year yields started to drop, bottoming in early December below 4.50%. Subsequently, bonds gave back some of the gains as the 10-year yield neared 4.90% by the period's end.

The Fund's consistent bias toward stocks proved advantageous during the period and its modest exposure to international markets was increased slightly. In the bond portion of the Fund, the addition of a small allocation to high yield bonds enhanced returns, as did a long-term bias from August into November as 10-year yields fell (and prices rose).(+)

Looking ahead, longer-term bonds appear poised to linger in the same tight range they have maintained for the 12 months, while sentiment is growing that the Fed will cut short-term rates by 2008. Such conditions should support modest bond returns. The outlook for stocks remains positive, although the likelihood of a setback is high following seven straight months of gains.

Overall, while the Fund maintains a bias toward stocks, it remains conservative in nature with a preference for larger cap, domestic stocks and higher quality, shorter-term bonds.(+)

INVESTMENT RISK CONSIDERATIONS

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests. Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                 INCEPTION                                 SINCE
                                   DATE        6 MONTHS(++)      1 YEAR  INCEPTION
---------------------------      ---------     --------          ------  ---------
Institutional Shares             8/1/02          7.99%           7.80%     7.98%
---------------------------      ---------     --------          ------  ---------
Class A Shares*                  8/1/02          2.36%           2.13%     6.47%
---------------------------      ---------     --------          ------  ---------
Class B Shares**                 8/1/02          2.39%           1.67%     6.54%
---------------------------      ---------     --------          ------  ---------
Class C Shares**                 8/1/02          6.30%           6.65%     6.89%
---------------------------      ---------     --------          ------  ---------
Advisor Shares***                8/1/02          4.16%           3.63%     6.62%
---------------------------      ---------     --------          ------  ---------
Dow Jones Wilshire
5000 Index(1)                                   14.63%          14.15%    14.21%
---------------------------                    --------          ------  ---------
Lehman Brothers
Intermediate Government/
Credit Bond Index(1)                             3.14%           4.14%     4.02%
---------------------------                    --------         ------  ---------
LifeModel Moderately
Conservative Target Neutral
Asset Class Index Blend(1)                       7.62%           8.07%     8.18%
---------------------------                    --------         ------  ---------


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The quoted performance of the Advisor Shares reflects the performance of the Institutional Shares, adjusted to reflect expenses and sales charges for the Advisor Shares, for the period prior to the commencment of operations of the Advisor Shares on August 1, 2005. During the period shown, the Advisor and/or affiliates waived and/ or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

FUND HOLDINGS AS OF JANUARY 31, 2007
as a percentage of value of investments(+)

                                  (BAR CHART)

 Fifth Third Intermediate
                Bond Fund             21.41%

   Fifth Third Short Term
                Bond Fund             14.81%

              Fifth Third
                Bond Fund             12.68%

      Fifth Third Quality
              Growth Fund              9.79%

    Fifth Third Large Cap
                Core Fund              8.59%

  Fifth Third Disciplined
     Large Cap Value Fund              8.49%

Fifth Third International
              Equity Fund              7.05%

      Fifth Third Mid Cap
              Growth Fund              4.73%

   Fifth Third High Yield
                Bond Fund              4.01%

    Fifth Third Multi Cap
               Value Fund              3.65%

    Fifth Third Small Cap
              Growth Fund              2.38%

    Fifth Third Small Cap
               Value Fund              1.85%

Fifth Third Institutional
        Money Market Fund              0.56%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
CONSERVATIVE FUND(SM)

For the six-month period ended January 31, 2007, the Fifth Third LifeModel Conservative Fund(SM) (Institutional Shares) returned 5.90% on a net of fee basis, while its benchmark, a blend of the Dow Jones Wilshire 5000 and Lehman Brothers Intermediate Government/Credit Bond indexes, advanced 14.63% and 3.14%, respectively.

The period proved favorable for equity investors as most major stock indexes, ranging from small cap to large cap and from domestic to international in scope, enjoyed double-digit returns. Bond indexes, on the other hand, posted average gains around 3.00%, with money market funds lagging the rest of the fixed-income market.

On the heels of a May-July stock market pullback, which stemmed in part from fears that the Federal Reserve would keep increasing its key lending rate, a second-half rally rewarded those investors who had remained patient during the downturn. The Fed did pause at its August meeting, holding the Federal Funds rate at 5.25%, and 10-year yields started to drop, bottoming in early December below 4.50%. Subsequently, bonds gave back some of the gains as the 10-year yield neared 4.90% by the period's end.

The Fund's consistent bias toward stocks proved advantageous during the period, especially considering that investment grade bonds averaged mid-single digit returns over the same time frame. In the bond portion of the Fund, the addition of a small allocation to high yield bonds enhanced returns, as did a long-term bias from August into November as 10-year yields fell (and prices rose).(+)

Looking ahead, the bond market remains caught in the struggle between a slowing U.S. economy and robust overseas economic activity. Longer-term yields appear poised to linger in the same tight range they have maintained for the 12 months, while sentiment is growing that the Fed will cut short-term rates by 2008. Such conditions should support modest bond returns. The outlook for stocks remains positive, although the likelihood of a setback is high following seven straight months of gains.

Overall, while the Fund maintains a bias toward stocks, it remains conservative in nature with a preference for larger cap, domestic stocks and higher quality, shorter-term bonds.(+)

INVESTMENT RISK CONSIDERATIONS

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests. Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                 INCEPTION                                       SINCE
                                    DATE          6 MONTHS(++)       1 YEAR    INCEPTION
--------------------------       ---------          --------         ------     ---------
Institutional Shares             8/1/02               5.90%           6.33%      6.27%
--------------------------       ---------          --------         ------     ---------
Class A Shares*                  8/1/02               0.43%           0.69%      4.76%
--------------------------       ---------          --------         ------     ---------
Class B Shares**                 8/1/02               0.30%           0.19%      4.82%
--------------------------       ---------          --------         ------     ---------
Class C Shares**                 8/1/02               4.35%           5.14%      5.19%
--------------------------       ---------          --------         ------     ---------
Advisor Shares***                8/1/02               2.22%           2.38%      4.94%
--------------------------       ---------          --------         ------     ---------
Dow Jones Wilshire
5000 Index(1)                                        14.63%          14.15%     14.21%
--------------------------                          --------         ------     ---------
Lehman Brothers
Intermediate Government/
Credit Bond Index(1)                                  3.14%           4.14%      4.02%
--------------------------                          --------         ------     ---------
LifeModel Conservative
Target Neutral Asset Class
Index Blend(1)                                        5.36%           6.09%      6.11%
--------------------------                          --------         ------     ---------


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The quoted performance of the Advisor Shares reflects the performance of the Institutional Shares, adjusted to reflect expenses and sales charges for the Advisor Shares, for the period prior to the commencment of operations of the Advisor Shares on August 1, 2005. During the period shown, the Advisor and/or affiliates waived and/ or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

FUND HOLDINGS AS OF JANUARY 31, 2007
as a percentage of value of investments(+)


                                  (BAR CHART)

 Fifth Third Intermediate
                Bond Fund             29.83%

   Fifth Third Short Term
                Bond Fund             20.26%

              Fifth Third
                Bond Fund             17.40%

      Fifth Third Quality
              Growth Fund              6.27%

   Fifth Third High Yield
                Bond Fund              4.95%

    Fifth Third Large Cap
                Core Fund              4.51%

  Fifth Third Disciplined
     Large Cap Value Fund              4.34%

Fifth Third International
              Equity Fund              3.88%

      Fifth Third Mid Cap
              Growth Fund              2.65%

    Fifth Third Multi Cap
               Value Fund              2.06%

Fifth Third Institutional
        Money Market Fund              1.48%

    Fifth Third Small Cap
              Growth Fund              1.33%

    Fifth Third Small Cap
               Value Fund              1.04%



(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

STRATEGIC INCOME FUND

For the six-month period ended January 31, 2007, the Fifth Third Strategic Income Fund (Institutional Shares) gained 6.43% on a net of fee basis, outperforming its primary benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 3.65%, and its secondary benchmark, the Lehman Brothers Intermediate Credit Bond Index, which returned 3.77%.

Not surprisingly, the Federal Reserve significantly affected market conditions during the period. But unlike the previous 24 months, when a steady drip of quarter-point rate hikes kept investors captivated, the past six months featured no rate moves by the central bank. Teamed with improved transparency, which essentially removed the element of surprise from the equation, the inactivity helped generate a stable, low-volatility market environment.

Two long-running trends that kept rolling in such conditions were the outperformance of real estate investment trusts (REITs) and preferred stocks, both of which fueled the Fund's returns. Bolstered by strong fundamentals and growing interest from private equity firms, REITs extended a four-year running streak. With strong showings from healthcare and retail property REITs, the Fund benefited from the rally, although as prices rose and yields declined, the asset class grew less attractive considering the Fund's goal of solid, consistent income generation.(+)

Wariness also emerged in the preferred stock space, which enjoyed the market's appetite for better-yielding securities in a tame interest-rate environment. Again, as prices climbed and dividend yields shrank, the Fund's allocation to preferred stocks was modestly decreased.(+)

Further aiding gains were dividend paying stocks and a larger-than-normal cash position. Equities' leading benchmark, the Standard & Poor's 500 Index(1), advanced every month during the period while cash holdings furnished yields around 5%.(+)

Weighing on performance were dividend paying stocks from banks, which acknowledged squeezed profits due to the inverted yield curve--a condition that exists when short-term yields are higher than long-term rates.(+)

INVESTMENT RISK CONSIDERATIONS

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss.
Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                      6
                                  MONTHS(++)    1 YEAR  5 YEAR  10 YEAR
------------------------------   ------------    ------  ------  -------
Institutional Shares             6.43%           8.07%   6.85%   7.15%
------------------------------   ------------    ------  ------  -------
Class A Shares*                  1.01%           2.40%   5.45%   6.33%
------------------------------   ------------    ------  ------  -------
Class B Shares**                 0.83%           1.94%   5.53%   6.27%
------------------------------   ------------    ------  ------  -------
Class C Shares**                 4.87%           6.99%   5.79%   6.22%
------------------------------   ------------    ------  ------  -------
Advisor Shares***                2.71%           4.07%   5.66%   6.44%
------------------------------   ------------    ------  ------  -------
Lehman Brothers U.S. Aggregate
Bond Index(1)                    3.65%           4.28%   4.88%   6.20%
------------------------------   ------------    ------  ------  -------
Lehman Brothers Intermediate
Credit Bond Index(1)             3.77%           4.60%   5.25%   6.22%
------------------------------   ------------    ------  ------  -------
Lipper Flexible Income
Funds Average(1)                 3.49%           4.55%   1.12%  -0.73%
------------------------------   ------------    ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 22, 2001, the quoted performance for the Fifth Third Strategic Income Fund Institutional Shares reflects the performance of the Fifth Third/ Maxus Income Fund Institutional Shares with an inception date of September 1, 1998. Prior to September 1, 1998 the quoted performance reflects the performance for the Fifth Third/Maxus Income Fund Investor Shares. Class A, Class B and Class C Shares were initially offered on April 1, 2004, April 1, 2004 and October 29, 2001, respectively. The performance figures for Class A, Class B and Class C Shares for periods prior to such dates represent the performance for Advisor Shares and is adjusted to reflect expenses and applicable sales charges for the respective share class. Prior to October 22, 2001, the quoted performance for Advisor Shares reflects the performance of the Fifth Third/Maxus Income Fund Investor Shares with an inception date of March 10, 1985. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

FUND HOLDINGS AS OF JANUARY 31, 2007
as a percentage of value of investments(+)

                                  (BAR CHART)

           Corporate Bond
              Equivalents             28.63%

                Corporate
                    Bonds             27.00%

                Preferred
                   Stocks              8.80%

               Investment
                Companies              8.27%

                   Common
                   Stocks              7.17%

              Real Estate
        Investment Trusts              6.23%

              Investments
            in Affiliates              5.38%

    Short-Term Securities
   Held as Collateral for              4.47%
      Securities Lending

          U.S. Government
                 Agencies              2.42%

            Foreign Bonds              1.04%

U.S. Treasury Obligations              0.59%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

DIVIDEND GROWTH FUND

For the six-month period ended January 31, 2007, the Fifth Third Dividend Growth Fund (Institutional Shares) gained 10.90% on a net of fee basis, trailing its benchmark, the S&P 500(R) Index, which returned 13.76%.

As fears of an economic recession subsided, energy prices faded and the Federal Reserve signaled that inflationary pressures sat at acceptable levels by leaving its key lending rate unchanged, the stock market rallied during the period. Emboldened by the rosy developments, many investors ventured into riskier stocks and cyclical names which generally outperformed higher quality stocks.

Such a theme tends to work against the Fund, which invests in high quality companies with solid dividends and strong potential for future dividend growth. During the period, an underweight stake, relative to the benchmark, in the information technology (IT) sector--especially among the more volatile positions which helped lead the market's advance--diminished returns, as did an overweight stake in the more stable consumer staples group.(+)

Effective stock selection in the energy group proved beneficial. While avoiding the large integrated companies, which were punished as oil prices dropped from record highs, increased stakes in drillers padded returns. In the consumer discretionary space, select retail, media and leisure stocks further enhanced performance.(+)

A notable adjustment to the Fund occurred in the IT space, where a 40% increase in exposure capped a four-fold increase since the beginning of 2006. Long considered a sector void of dividend opportunities, more mature IT companies are consistently viewing special payouts and regular dividends as smart uses of capital.(+)

Despite the Fund's underperformance, its foundation strengthened during the period as 18% of its holdings increased dividends compared to 13% within the benchmark. Furthermore, a number of holdings also enjoyed upgrades in quality rankings issued by Standard & Poor's equity analysts, an indicator of current and future stability.

INVESTMENT RISK CONSIDERATIONS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                          6 MONTHS(++)  1 YEAR  5 YEAR  10 YEAR
-----------------------  --------------  ------  ------  -------
Institutional Shares       10.90%        13.78%   1.96%   2.40%
-----------------------  --------------  ------  ------  -------
Class A Shares*             5.17%         7.92%   0.70%   1.68%
-----------------------  --------------  ------  ------  -------
Class B Shares**            5.32%         7.65%   0.56%   1.45%
-----------------------  --------------  ------  ------  -------
Class C Shares**            9.37%        12.79%   0.98%   1.45%
-----------------------  --------------  ------  ------  -------
Advisor Shares***           7.05%         9.50%   0.79%   1.59%
-----------------------  --------------  ------  ------  -------
S&P 500(R) Index(1)        13.76%        14.53%   6.82%   7.93%
-----------------------  --------------  ------  ------  -------
Russell 1000 Index (1)     14.28%        14.48%   7.51%   8.23%
-----------------------  --------------  ------  ------  -------
Russell 1000 Growth (1)    15.12%         9.95%   3.58%   5.00%
-----------------------  --------------  ------  ------  -------
Lipper Large-Cap
Core Funds Average(1)      13.18%        12.34%   5.53%   6.52%
-----------------------  --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to March 6, 1998 the quoted performance of the Dividend Growth Fund reflects the performance of the Class A Shares of the Pinnacle Fund. The inception dates for the Institutional, Class B, Class C and Advisor Shares of the Fund are August 11, 1998, October 11, 2000, March 9, 1998 and August 1, 2005, respectively. Prior to such dates, quoted performance reflects the performance of Class A Shares adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2007
----------------------------------------------   -----
as a percentage of value of investments(+)
Exxon Mobil Corp ..............................  4.35%
United Technologies Corp. .....................  4.01%
Pepsico, Inc. .................................  3.66%
General Electric Co. ..........................  3.66%
Procter & Gamble Co ...........................  3.64%
Johnson & Johnson .............................  3.26%
Becton, Dickinson & Company ...................  2.98%
Citigroup, Inc ................................  2.98%
Praxair .......................................  2.81%
Wells Fargo Co ................................  2.50%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

TECHNOLOGY FUND

For the six-month period ended January 31, 2007, the Fifth Third Technology Fund (Institutional Shares) returned 11.53% on a net of fee basis, trailing its benchmark, the Merrill Lynch 100 Technology Index, which advanced 18.70%.

Well-contained inflation, corporate earnings that met or beat expectations and a relatively quiet Federal Reserve, which kept its key short-term interest rate on hold, resulted in a buoyant mood among investors during the period. Increased globalization trends and retreating fears of rising energy prices added to the positive atmosphere. Along with the overall market, the information technology sector enjoyed double-digit gains, generally retracing the losses that occurred during the previous six-month period, which was exceptionally weak.

Software and hardware groups were strong during the period, lifted by successful turnaround stories and continued innovation from a few core industry leaders. The computer services industry gained as well, due primarily to the enduring trend of off-shore programming and development.

Semiconductor and semiconductor equipment stocks, which tend to be volatile, tumbled amid inventory concerns, uncertain demand patterns and investors' fears of further rotation out of the chip-makers.

A portion of the Fund's underperformance may be traced to the absence of a handful of names which soared atop the benchmark. Starting from already high valuations and boasting of growth rates that appeared unsustainable, the holdings simply didn't fit the Fund's strategy of investing in reasonably valued companies possessing real potential for accelerating earnings.(+)

Positions that enhanced returns included stocks within the software and services groups.(+)

In general, the period was unique in that the market tended to reward companies on the rebound as opposed to the best growth stories. With no overarching trends emerging during the period or seemingly on the horizon, similarly unconventional behaviors could continue to emerge in the coming quarters.

INVESTMENT RISK CONSIDERATIONS

Because the Fund may invest in a single sector, its shares do not represent a complete investment program. The Fund's value and its returns may be considerably more volatile and pose greater risks due to the nature of the technology sector (short product cycles, price competition, obsolescence of existing technology) than the values and returns of other mutual funds invested in a broader range of industries and companies. The Fund could fluctuate in price more than most funds, due to the volatile nature of the technology sector.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                         INCEPTION            6                                SINCE
                           DATE            MONTHS(++)  1 YEAR    5 YEAR      INCEPTION
--------------------     ---------          ------     ------     ------     ---------
Institutional Shares     6/5/00             11.53%     -3.61%      2.83%       -8.19%
--------------------     ---------          ------     ------     ------     ---------
Class A Shares*          6/5/00              5.75%     -8.69%      1.52%       -9.12%
--------------------     ---------          ------     ------     ------     ---------
Class B Shares**         6/5/00              5.85%     -9.31%      1.43%       -9.07%
--------------------     ---------          ------     ------     ------     ---------
Class C Shares**         6/5/00              9.89%     -4.55%      1.81%       -9.11%
--------------------     ---------          ------     ------     ------     ---------
Advisor Shares***        6/5/00              7.51%     -7.25%      1.60%       -9.11%
--------------------     ---------          ------     ------     ------     ---------
Merrill Lynch 100
Technology Index(1)                         18.70%      4.53%      4.42%       -8.34%
--------------------                        ------     ------     ------     ---------
Lipper Science and
Technology Funds
Average(1)                                  17.70%      2.09%      1.69%       -9.80%
--------------------                        ------     ------     ------     ---------



PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The inception date for the Institutional, Class A and Class C Shares of the Technology Fund is June 5, 2000. The inception date for Class B and Advisor Shares is October 11, 2000 and October 29, 2001, respectively. The quoted performance prior to the inception of Class B and Advisor Shares is based on the performance of Class A Shares adjusted to reflect expenses and applicable sales charges for Class B and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2007
----------------------------------------------   -----
as a percentage of value of investments(+)
Taiwan Semiconductor-Sp ADR ...................  4.04%
Comcast Corp. - Cl A ..........................  3.62%
Western Union Corp. ...........................  3.56%
Dell, Inc. ....................................  3.44%
BEA Systems, Inc. .............................  3.39%
Commscope, Inc ................................  3.34%
Amkor Technology, Inc. ........................  3.26%
Accenture Ltd .................................  3.25%
Verisign, Inc. ................................  3.08%
Brocade Communications Systems ................  2.95%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERNATIONAL EQUITY FUND

For the six-month period ended January 31, 2007, the Fifth Third International Equity Fund (Institutional Shares) gained 13.43% on a net of fee basis, compared to its benchmark, the MSCI EAFE(R) Index, which advanced 14.44%.

As global economies around the world remained fairly robust--buoyed by low interest rates and falling energy prices--international equity markets made strong showings throughout the period and finished at or near record levels. Steady expansion in the corporate sector contributed to upside surprises across Europe while slightly slower growth rates in emerging market economies, particularly China and India, were still at historically impressive levels. One major disappointment was Japan, where consumer and corporate spending did not pick up as quickly as anticipated.

The Fund held an overweight stake, relative to the benchmark, in Japan, which diminished returns. A slump in the value of the yen, which fell more than 5% versus the U.S. dollar, exacerbated the negative results.(+)

Elsewhere in the currency markets, the Fund's underweight exposure to the Euro and the British pound, which both gained versus the dollar, weighed on performance. So, too, did an overweight stake in the lagging energy sector.(+)

After enduring a second quarter swoon, in which investors shunned more speculative stocks, emerging market stocks bounced back through the second half of 2006 and early 2007. Select exposure to developing economies, most notably larger-than-the-benchmark positions in Hong Kong and Singapore, contributed positively to the Fund's performance.(+)

Although stocks in some countries appear somewhat overextended, valuations around the world generally appear reasonable, especially in comparison to bonds. And though earnings outlooks have softened, we believe continued moderation in economic growth rates, inflation and oil prices should offer solid support for international equity investors going forward.

INVESTMENT RISK CONSIDERATIONS

An investment in this Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability. The Fund's share price is expected to be more volatile than that of a U.S.-only fund.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                           6 MONTHS(++)  1 YEAR  5 YEAR  10 YEAR
-----------------------  --------------  ------  ------  -------
Institutional Shares         13.43%      16.52%  14.43%  8.17%
-----------------------  --------------  ------  ------  -------
Class A Shares*               7.62%      10.39%  13.08%  7.44%
-----------------------  --------------  ------  ------  -------
Class B Shares**              7.91%      10.37%  13.05%  7.13%
-----------------------  --------------  ------  ------  -------
Class C Shares**             11.90%      15.34%  13.29%  7.23%
-----------------------  --------------  ------  ------  -------
Advisor Shares***             9.47%      12.09%  13.20%  7.37%
-----------------------  --------------  ------  ------  -------
MSCI EAFE(R) Index(1)        14.44%      20.33%  16.85%  8.52%
-----------------------  --------------  ------  ------  -------
Lipper International
Large-Cap Core
Funds Average(1)             14.20%      17.94%  13.59%  7.32%
-----------------------  --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Class A Shares were initially offered on August 18, 1994. Class B and Class C Shares were initially offered on October 11, 2000 and April 25, 1996, respectively. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance for Class A Shares adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. Institutional Shares were initially offered on October 9, 1998. The performance figures for Institutional Shares for periods prior to such date represent the performance for Class A Shares. Advisor Shares were initially offered on November 10, 2003. The performance figures for Advisor Shares for the periods prior to such date represent the performance for Class A Shares adjusted to reflect expenses and applicable sales charges for Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

TOP TEN EQUITY HOLDINGS AS OF JANUARY 31, 2007
----------------------------------------------   -----
as a percentage of value of investments(+)

Toyota Motor .................................   1.98%
BP PLC .......................................   1.28%
GlaxoSmithKline PLC ..........................   1.20%
Nestle .......................................   1.13%
UBS AG .......................................   1.03%
Vodafone Group PLC ...........................   1.02%
Total SA .....................................   1.00%
Siemens AG ...................................   0.91%
Royal Dutch Class A ..........................   0.90%
Novartis (Reg) ...............................   0.89%

(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HIGH YIELD BOND FUND

For the six-month period ended January 31, 2007, the Fifth Third High Yield Bond Fund (Institutional Shares) returned 7.26% on a net of fee basis, trailing its benchmark, the Merrill Lynch High Yield Master Index, which returned 8.36%
..

Extending a run from early 2006, lower quality issues led the high yield bond market through the final five months of the year and the first weeks of 2007. Extremely low default rates, easy borrowing conditions, a moderately expanding economy and continued low volatility paved the way for the riskiest issues to outperform.

The Fund's lack of exposure to such issues, which stems from a philosophy that stresses higher quality, lower volatility positions, hindered returns during the period.(+)

More specifically, bonds carrying CCC ratings--considered the riskiest--of which the Fund had minimal exposure, returned more than 11%. Furthermore, the automobile sector, which accounts for more than 10% of the benchmark, gained more than 10%. Although the Fund had a modest exposure to the group, which consists primarily of vehicle manufacturers Ford and General Motors, its diversified approach resulted in an underweight stake, relative to the benchmark, which diminished returns.(+)

An emphasis on stable industries generated overweight stakes in the healthcare, homebuilding and consumer products sectors, which contributed to gains. Healthcare and homebuilder holdings recovered from a third quarter slump and the Fund's consumer products positions benefited from slightly lower quality profiles than the rest of the Fund.(+)

For the past four years, riskier bonds have thrived in the high yield market, enjoying a prosperous global economy and unusually calm financial markets. Although many believe the favorable conditions may continue, weaknesses in the U.S. housing market and manufacturing sector could upset the delicate balance.

Regardless of developments, the Fund remains focused on delivering attractive risk-adjusted returns in any type of market--with a specific focus on protecting principal in downturns.

INVESTMENT RISK CONSIDERATIONS

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss.
Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Although the fund's yield may be higher than that of fixed income funds that purchase higher-rated securities, the potentially higher yield is a function of the greater risk that the fund's share price will decline.


AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007
-----------------------------------------------------------      ---------
                                 INCEPTION                                 SINCE
                                    DATE          6 MONTHS(++)  1 YEAR   INCEPTION
------------------------         ---------       --------------  ------  ---------
Institutional Shares             11/29/05            7.26%        7.40%   7.60%
------------------------         ---------       --------------  ------  ---------
Class A Shares*                  11/29/05            1.98%        2.06%   2.96%
------------------------         ---------       --------------  ------  ---------
Class B Shares**                 11/29/05            1.74%        1.35%   3.16%
------------------------         ---------       --------------  ------  ---------
Class C Shares**                 11/29/05            5.73%        6.37%   6.56%
------------------------         ---------       --------------  ------  ---------
Advisor Shares***                11/29/05            3.48%        3.37%   4.06%
------------------------         ---------       --------------  ------  ---------
Merrill Lynch High Yield
Master Index(1)                                      8.36%       11.04%  11.70%
------------------------                         --------------  ------  ---------


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

FUND HOLDINGS AS OF JANUARY 31, 2007
as a percentage of value of investments(+)

(BAR CHART)

          Corporate Bonds             85.60%

    Short-Term Securities
   Held as Collateral for
       Securities Lending             12.13%

Investments in Affiliates              2.27%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BOND FUND

For the six-month period ended January 31, 2007, the Fifth Third Bond Fund (Institutional Shares) returned 3.43% on a net of fee basis, trailing its benchmark, the Lehman Brothers Aggregate Bond Index, which advanced 3.65%.

As soon as the Federal Reserve decided in early August to stop increasing the Federal Funds rate, it seemed as though the bond market started a tug of war over whether the central bank would cut the key overnight rate from the 5.25% level. Inflationary readings outside of the Fed's comfort zone led those on one side of the debate to conclude that further rate hikes were coming. Others cited falling energy prices and weaker economic data as support for a rate cut.

Meanwhile a late 2006 rally in longer-term bonds contributed to a sharply inverted yield curve as 10-year rates sank to 4.50%. But during the final weeks of the period, the consensus emerged that the Fed would stand pat for at least the first half of 2007 and 10-year rates rebounded to finish at 4.81%.

Despite the swing at the longer end of the yield curve, short-term rates moved little during the period. Such low volatility proved advantageous for mortgage-related securities and the Fund benefited from its stake in commercial mortgage backed securities (CMBS) and residential mortgage backed securities
(RMBS).(+)

Low vacancy rates and strong fundamentals shored up the entire CMBS market while the Fund enjoyed additional gains from issues tied to non-traditional properties such as cellular telephone towers. Issues holding mortgages insured by Fannie Mae and Freddie Mac added to returns on the RMBS front, while limiting the Fund's exposure to the troubled subprime mortgage market.(+)

The high quality mandate extended to the Fund's smaller-than-the-benchmark corporate bond exposure, which detracted from performance. Amid solid economic developments and robust corporate earnings, many investors chased the higher yields offered by lower quality corporate issues, which outperformed higher quality bonds. Risks stemming from buyouts and shareholder-friendly measures heightened, however, and the Fund maintained its underweight position.(+)

INVESTMENT RISK CONSIDERATIONS

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss.
Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                   6 MONTHS(++)  1 YEAR  5 YEAR  10 YEAR
------------------------         --------------  ------  ------  -------
Institutional Shares                  3.43%       3.87%   4.37%   5.61%
------------------------         --------------  ------  ------  -------
Class A Shares*                      -1.60%      -1.21%   3.12%   4.84%
------------------------         --------------  ------  ------  -------
Class B Shares**                     -2.11%      -2.14%   2.97%   4.55%
------------------------         --------------  ------  ------  -------
Class C Shares**                      1.79%       2.81%   3.32%   4.55%
------------------------         --------------  ------  ------  -------
Advisor Shares***                    -0.26%       0.07%   3.17%   4.73%
------------------------         --------------  ------  ------  -------
Lehman Brothers
Aggregate Bond Index(1)               3.65%       4.28%   4.88%   6.20%
------------------------         --------------  ------  ------  -------
Lipper Corporate Debt
Funds A Rated Average(1)              3.57%       3.83%   4.69%   5.58%
------------------------         --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance for the Fifth Third Bond Fund Institutional Shares reflects the performance of the Kent Income Fund Institutional Shares with an inception date of March 20, 1995. Prior to October 29, 2001, the performance figures for the Fifth Third Bond Fund Class A Shares reflects the performance of the Kent Income Fund Investment Shares with an inception date of March 22, 1995, adjusted for the maximum sales charge. Class B and Class C Shares were initially offered on October 29, 2001. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. Advisor Shares were initially offered on October 29, 2001. The performance figures for Advisor Shares for periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses for Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

FUND HOLDINGS AS OF JANUARY 31, 2007
as a percentage of value of investments(+)

(BAR CHARTS)

                Corporate
                    Bonds             49.69%

          U.S. Government
                 Agencies             38.07%

               Commercial
                    Paper              5.34%

            U.S. Treasury
              Obligations              2.61%

    Short-Term Securities
   Held as Collateral for
       Securities Lending              2.59%

           Investments in
               Affiliates              1.46%

                  Foreign
                    Bonds              0.24%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE BOND FUND

For the six-month period ended January 31, 2007, the Fifth Third Intermediate Bond Fund (Institutional Shares) returned 3.44% on a net of fee basis, outperforming its benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which advanced 3.14%.

Following two years of steadily raising interest rates, the Federal Reserve left its key lending rate at 5.25% for the entire period. The lengthy pause reflected lowered inflationary expectations and some market observers predicted the central bank may lower rates in mid-2007. By the period's final month, however, the consensus changed and few anticipated any Fed moves during 2007 as the economy proved healthy and a relatively warm winter mitigated fears of surging energy costs.

Rates across the yield curve moved modestly lower during the period although the shape remained inverted--with short-term yields running higher than long-term rates. As declining rates result in higher prices, many of the Fund's holdings benefited from the broader move.

More specifically, higher quality corporate bonds, commercial mortgage backed securities (CMBS) and residential mortgage backed securities (RMBS) led performance. As volatility in the Treasury markets was relatively muted, investors sought out better yielding notes such as the mortgage backed securities or corporate issues, which performed well despite an abundance of new issues--a somewhat counterintuitive development.

Considering the high demand for corporate issues, CMBS and RMBS issues proved a good substitution, offering similar quality and slightly better yields, relative to Treasuries. Among RMBS holdings, issues holding exposure to hybrid adjustable rate mortgages performed exceptionally well.

An inverted yield curve traditionally proves challenging for issues with 2- to 5-year maturities as prices roll up--not down--the yield curve. This period was no different as the Fund's shorter positions struggled from a total return standpoint.(+)

With expectations that the Fed would now hold off on any rate moves through 2007, the yield curve crept higher in January, weighing on bond prices. To adjust, the Fund's exposure to 10-year maturities was reduced.(+)

INVESTMENT RISK CONSIDERATIONS

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss.
Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                 6 MONTHS(++)  1 YEAR  5 YEAR  10 YEAR
------------------------         --------------  ------  ------  -------
Institutional Shares                 3.44%       4.48%   3.86%   5.12%
------------------------         --------------  ------  ------  -------
Class A Shares*                     -0.35%       0.56%   2.87%   4.49%
------------------------         --------------  ------  ------  -------
Class B Shares**                    -1.78%      -0.75%   2.94%   4.28%
------------------------         --------------  ------  ------  -------
Class C Shares**                     1.82%       3.44%   2.81%   4.05%
------------------------         --------------  ------  ------  -------
Advisor Shares***                    1.08%       1.78%   2.94%   4.40%
------------------------         --------------  ------  ------  -------
Lehman Brothers
Intermediate Government/
Credit Bond Index(1)                 3.14%       4.14%   4.43%   5.77%
------------------------         --------------  ------  ------  -------
Lipper Intermediate
Investment Grade Debt
Funds Average(1)                     3.48%       3.95%   4.40%   5.48%
------------------------         --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 3.50%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 2.00%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001 the quoted performance for the Fifth Third Intermediate Bond Fund Institutional Shares reflects the performance of the Kent Intermediate Bond Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the performance for the Fifth Third Intermediate Bond Fund Class A Shares reflects the performance of the Kent Intermediate Bond Fund Investment Shares with an inception date of November 25, 1992, adjusted for the maximum sales charge. Class B, Class C and Advisor Shares were initially offered on October 29, 2001, October 29, 2001 and August, 1, 2005, respectively. The performance figures for Class B, Class C and Advisor Shares for periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

FUND HOLDINGS AS OF JANUARY 31, 2007
as a percentage of value of investments(+)

                                   (BAR CHART)

                Corporate
                    Bonds             81.79%

          U.S. Government
                 Agencies             10.24%

           Investments in
               Affiliates              3.64%

    Short-Term Securities
   Held as Collateral for
       Securities Lending              3.50%

U.S. Treasury Obligations              0.62%

            Foreign Bonds              0.21%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SHORT TERM BOND FUND

For the six-month period ended January 31, 2007, the Fifth Third Short Term Bond Fund (Institutional Shares) returned 2.45% on a net of fee basis, compared to its benchmark, the Merrill Lynch 1-3 Year Government/Corporate Bond Index, which advanced 2.63%.

In terms of Federal Reserve activity, the period was uneventful as the central bank held its key overnight lending rate at 5.25% through the second half of the year. Further out on the yield curve, rates on 2-year notes yielded 4.95% at the start of the period and 4.93% at its close. Significant volatility in between, however, belied the perceived calm of the endpoints as a fourth quarter rally pushed yields down to 4.50% before climbing back near 5.00%.

Although the Fund's duration, which can ease sensitivity to interest rate movements, was set at neutral, relative to the benchmark, early in the period, it was shifted to a short position as yields dropped. Once the market changed course, the strategy, which benefits as rates rise, paid off modestly.(+)

Stakes in high quality asset backed securities (ABS), commercial mortgage backed securities and residential mortgage backed securities provided the largest lift to performance. Within the ABS space, holdings in the automobile sector offered healthy yields as large institutional investors shed select positions. Additionally, issues with exposure to home equity and high quality subprime mortgages boosted returns.(+)

The media spotlight has recently fallen on subprime mortgage risks and certainly there are unsound loans in the market. But with deep research into each component of a bond issue, the risks can be fully analyzed and the Fund's high quality orientation maintained while it capitalizes on the enhanced yields extended on such issues.(+)

Meanwhile, yields on corporate bonds, especially among lower quality issues, failed to compensate for associated risks and the Fund's exposure remained smaller than the benchmark during the period. The cautious approach diminished performance as corporate issues outperformed the market.(+)

INVESTMENT RISK CONSIDERATIONS

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss.
Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                  6 MONTHS(++)   1 YEAR  5 YEAR  10 YEAR
---------------------------      --------------  ------  ------  -------
Institutional Shares                  2.45%       4.10%   2.65%   4.38%
---------------------------      --------------  ------  ------  -------
Class A Shares*                      -1.31%       0.18%   1.73%   3.85%
---------------------------      --------------  ------  ------  -------
Class C Shares**                      0.92%       3.07%   1.64%   3.35%
---------------------------      --------------  ------  ------  -------
Advisor Shares***                     0.22%       1.53%   1.74%   3.67%
---------------------------      --------------  ------  ------  -------
Merrill Lynch 1--3 Year
Government/Corporate
Bond Index(1)                         2.63%       5.01%   3.28%   4.98%
---------------------------      --------------  ------  ------  -------
Lipper Short Investment
Grade Debt Funds Average(1)           2.57%       4.14%   2.95%   4.35%
---------------------------      --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 3.50%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 2.00%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance for the Fifth Third Short Term Bond Fund Institutional Shares reflects the performance of the Kent Short Term Bond Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the performance for the Fifth Third Short Term Bond Fund Class A Shares reflects the performance of the Kent Short Term Bond Fund Investment Shares with an inception date of December 4, 1992, adjusted for the maximum sales charge. Class C and Advisor Shares were initially offered on August 1, 2003 and August 1, 2005, respectively. The performance figures for Class C and Advisor Shares for the periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

FUND HOLDINGS AS OF JANUARY 31, 2007
as a percentage of value of investments(+)

                                  (BAR CHART)

                Corporate
                    Bonds             55.03%

          U.S. Government
                  Agencies            26.24%

    Short-Term Securities
   Held as Collateral for
       Securities Lending              9.97%

            U.S. Treasury
              Obligations              5.22%

           Investments in
               Affiliates              2.83%

                  Foreign
                    Bonds              0.47%

                Municipal
                    Bonds              0.24%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. GOVERNMENT BOND FUND

For the six-month period ended January 31, 2007, the Fifth Third U.S. Government Bond Fund (Institutional Shares) returned 2.79% on a net of fee basis, compared to its benchmark, the Lehman Brothers Intermediate Government Bond Index, which gained 2.78%.

While the Federal Reserve held its key overnight lending rate steady at 5.25% for the entire period, the long end of the yield curve exhibited considerable volatility. Investors started bidding bonds higher early on and ultimately pushed yields below 4.50% before a January selloff lifted rates back toward 4.75%.

Bouncing around historically low levels, the long-term yields reflected a stronger than expected economy and tame inflationary concerns as well as continued excessive global demand for U.S. dollar-denominated bonds. In comparison to debt from other leading issuers such as Japan and Germany, U.S. debentures offer notably higher yields, even though new issues have been consistently oversubscribed and kept rates in check.

To capitalize on the market's volatility, the Fund sold off some high quality longer-dated bonds near the rally's peak and restored some of the long-term exposure late in the period with a position in the Financing Corporation. Also known as FICO, the Financing Corporation helps finance the Federal Savings & Loan Insurance Corporation.(+)

To capture gains at the short end of the yield curve, the Fund spent much of the period investing in commercial paper--notes with two-week durations that generally offered yields in excess of 5.25%. Although these were high quality assets that enhanced returns, most were foreign issues and the Fund liquidated all of the positions by January 1. The transition and limited supply of alternatives with similar yield subsequently diminished returns.(+)

Elsewhere, mandatory redemption notes offered above-Treasury yields and protection from further increases in long-term rates. Backed by mortgages with five-year terms--instead of the usual 30 years--these issues experience limited volatility when rising rates otherwise dampen the mortgage market.

INVESTMENT RISK CONSIDERATIONS

U.S. Government guarantees apply only to the underlying securities of the Fund's portfolio and not the Fund's shares.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss.
Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                  6 MONTHS(++)   1 YEAR  5 YEAR  10 YEAR
------------------------         --------------  ------  ------  -------
Institutional Shares                 2.79%        3.62%   3.44%   4.87%
------------------------         --------------  ------  ------  -------
Class A Shares*                     -2.08%       -1.47%   2.20%   4.16%
------------------------         --------------  ------  ------  -------
Class C Shares**                     1.30%        2.58%   2.42%   3.90%
------------------------         --------------  ------  ------  -------
Advisor Shares***                   -0.77%       -0.19%   2.26%   4.06%
------------------------         --------------  ------  ------  -------
Lehman Brothers
Intermediate
Government Bond Index(1)             2.78%        3.87%   3.83%   5.44%
------------------------         --------------  ------  ------  -------
Lipper Short
Intermediate U.S.
Government Bond
Funds Average(1)                     2.51%        3.41%   3.03%   4.57%
------------------------         --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Institutional Shares were initially offered on August 11, 1998. The performance figures for Institutional Shares for periods prior to such date represent the performance for Class A Shares. Class C and Advisor Shares were initially offered on April 24, 1996 and August 1, 2005, respectively. The performance figures for Class C and Advisor Shares for periods prior to such date represent the performance for Class A Shares and is adjusted to reflect expenses and applicable sales charges for Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

FUND HOLDINGS AS OF JANUARY 31, 2007
as a percentage of value of investments(+)

                                  (BAR CHART)

                  Freddie
                      Mac             26.62%

           Investments in
               Affiliates             15.77%

                   Fannie
                      Mae             15.12%

      Government National
     Mortgage Association             12.70%

             Federal Home
                Loan Bank              9.77%

                Financing
              Corporation              9.63%

           Small Business
           Administration              6.46%

         Tennessee Valley
                Authority              1.98%

            U.S. Treasury
              Obligations              1.95%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MUNICIPAL BOND FUND

For the six-month period ended January 31, 2007, the Fifth Third Municipal Bond Fund (Institutional Shares) returned 2.92% on a net of fee basis, compared to its benchmark, the Lehman Brothers Municipal Bond Index, which returned 3.06%.


Persistently high demand for long-term bonds contributed to higher prices and a decline in yields in the long end of the municipal yield curve during the period. As a result, the yield curve essentially flattened as rates on short-term issues changed little. While conditions were similar to those in the U.S. Treasury market, which was anchored by the Federal Reserve's decision to keep its key lending rate at 5.25% for all six months, the trend was more pronounced in municipal bonds.

For much of the period, the Fund's duration, or sensitivity to market rates, was held in a neutral position, relative to the benchmark. Unfortunately, the composition of the portfolio resulted in a somewhat underweight position at the long end of the yield curve, which diminished returns. By the period's end, a measure of the underweight had been removed as better long-term opportunities materialized.(+)

The Fund's adherence to higher quality issues also weighed on returns during the period as low quality issues, which compensate for larger risk with higher yields, rallied across the board. Most notably, issues tied to states' tobacco settlements and airline-backed bonds enjoyed higher bids, but the Fund held neither type of investment.(+)

Instead, the focus remained on A-rated bonds, which offered better risk-reward characteristics than poorer quality BBB-rated issues and accounted for much of the Fund's advance.(+)

Overall, supply levels remained high as issuance was good throughout the period and very strong in December and January, which are traditionally slower months. Developments reflected municipalities' ability to issue new debt or refinance older issues at attractive rates and the steady marketplace demand.

INVESTMENT RISK CONSIDERATIONS

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss.
Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                  6 MONTHS(++)   1 YEAR  5 YEAR  10 YEAR
------------------------         --------------  ------  ------  -------
Institutional Shares                  2.92%       3.55%   4.28%   4.98%
------------------------         --------------  ------  ------  -------
Class A Shares*                      -2.19%      -1.66%   2.99%   4.20%
------------------------         --------------  ------  ------  -------
Class B Shares**                     -2.58%      -2.39%   2.92%   3.93%
------------------------         --------------  ------  ------  -------
Class C Shares**                      1.42%       2.63%   3.25%   3.94%
------------------------         --------------  ------  ------  -------
Advisor Shares***                    -0.82%      -0.32%   3.07%   4.13%
------------------------         --------------  ------  ------  -------
Lehman Brothers
Municipal Bond Index(1)               3.06%       4.29%   5.11%   5.71%
------------------------         --------------  ------  ------  -------
Lipper General Municipal
Debt Funds Average(1)                 2.86%       4.01%   4.50%   4.88%
------------------------         --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance for the Fifth Third Municipal Bond Fund Institutional Shares reflects the performance of the Kent Tax--Free Income Fund Institutional Shares with an inception date of March 20, 1995. Prior to October 29, 2001, the performance for the Fifth Third Municipal Bond Fund Class A Shares reflects the performance of the Kent Tax--Free Income Fund Investment Shares with an inception date of March 31, 1995, and is adjusted to reflect applicable sales charge. Class B and Class C Shares were initially offered on October 29, 2001. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. Advisor Shares were initially offered on October 29, 2001. The performance figures for Advisor Shares for periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses for Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

BOND QUALITY RATINGS AS OF JANUARY 31, 2007 as represented by Standard and Poor's Rating Agency as a percentage of value of investments(+)

                                  (BAR CHART)

                      AAA             73.07%

                       AA              8.42%

                        A             10.51%

                      BBB              7.20%

 Net Cash and Equivalents              0.80%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE MUNICIPAL BOND FUND

For the six-month period ended January 31, 2007, the Fifth Third Intermediate Municipal Bond Fund (Institutional Shares) returned 2.52% on a net of fee basis, outperforming its benchmarks, the Lehman Brothers Quality Intermediate Municipal Bond Index which advanced 2.32%.

Persistently high demand for long-term bonds contributed to higher prices and a decline in yields in the long end of the municipal yield curve during the period. As a result, the yield curve essentially flattened as rates on short-term issues changed little. While conditions were similar to those in the U.S. Treasury market, which was anchored by the Federal Reserve's decision to keep its key lending rate at 5.25% for all six months, the trend was more pronounced in municipal bonds.

For much of the period, the Fund's duration, or sensitivity to market rates, was held in a long position, relative to the benchmark. This strategy proved beneficial with the rally in the longer end of the market.(+)

The Fund's adherence to higher quality issues hindered performance as low quality issues, which compensate for larger risk with higher yields, rallied across the board. Most notably, issues tied to states' tobacco settlements and airline-backed bonds enjoyed higher bids, but the Fund held neither type of investment.(+)

Instead, the focus remained on A-rated bonds, which offered better risk-reward characteristics than lower quality BBB-rated issues. During the period, the Fund's potential scope of investments was broadened to include utility and airport issues--higher quality bonds that offer slightly more yield due to more complicated structures or interest payments that are subject to the alternative minimum tax.(+)

Overall, supply levels remained high as issuance was good throughout the period and very strong in December and January, which are traditionally slower months. Developments reflected municipalities' ability to issue new debt or refinance older issues at attractive rates and steady marketplace demand.

INVESTMENT RISK CONSIDERATIONS

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss.
Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                  6 MONTHS(++)   1 YEAR  5 YEAR  10 YEAR
-----------------------------    --------------  ------  ------  -------
Institutional Shares                 2.52%        3.23%   3.27%   4.25%
-----------------------------    --------------  ------  ------  -------
Class A Shares*                     -1.26%       -0.76%   2.29%   3.61%
-----------------------------    --------------  ------  ------  -------
Class B Shares**                    -2.70%       -2.07%   2.34%   3.42%
-----------------------------    --------------  ------  ------  -------
Class C Shares**                     0.98%        2.18%   2.24%   3.20%
-----------------------------    --------------  ------  ------  -------
Advisor Shares***                    0.12%        0.53%   2.34%   3.52%
-----------------------------    --------------  ------  ------  -------
Lehman Brothers
Quality Intermediate
Municipal Bond Index(1)              2.32%        3.26%   4.03%   4.90%
-----------------------------    --------------  ------  ------  -------
Lipper Intermediate Municipal
Debt Funds Average(1)                2.21%        2.99%   3.72%   4.50%
-----------------------------    --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 3.50%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 2.00%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance for the Fifth Third Intermediate Municipal Bond Fund Institutional Shares reflects the performance of the Kent Intermediate Tax--Free Fund Institutional Shares with an inception date of December 16, 1992. Prior to October 29, 2001, the performance figures for the Fifth Third Intermediate Bond Fund Class A Shares reflects the performance of the Kent Intermediate Tax--Free Fund Investment Shares with an inception date of December 18, 1992, adjusted for the maximum sales charge. Class B, Class C and Advisor Shares were initially offered on October 29, 2001, October 29, 2001 and August 1, 2005, respectively. The performance figures for Class B, Class C and Advisor Shares for periods prior to such date represent the performance for the Kent Intermediate Tax--Free Fund Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

BOND QUALITY RATINGS AS OF JANUARY 31, 2007 as represented by Standard and Poor's Rating Agency as a percentage of value of investments(+)

                                  (BAR CHART)

                      AAA             63.48%

                       AA             18.38%

                        A              8.24%

                      BBB              8.87%

 Net Cash and Equivalents              1.03%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

OHIO MUNICIPAL BOND FUND

For the six-month period ended January 31, 2007, the Fifth Third Ohio Municipal Bond Fund (Institutional Shares) returned 2.06% on a net of fee basis, compared to its benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index which gained 2.32%.

As highlighted during the recent election season, Ohio's economy continues to lag the nation as a whole. Although fairly stable, unemployment figures continue to run higher than those of the Midwest and entire U.S., with struggles in the manufacturing sector undercutting gains in other areas. Looking ahead, a budget gap of more than $1 billion is projected for the next two years.

Despite the woes, the state has maintained a solid credit rating and select issues from communities around Ohio offer healthy yields with A-ratings or better. Hospital issues proved especially advantageous for the Fund during the period.(+)

Similar to the broader municipal bond market, persistently high demand for long-term bonds contributed to higher prices and a decline in yields in the long end of the municipal yield curve during the period. As a result, the yield curve essentially flattened as rates on short-term issues changed little. While conditions were similar to those in the U.S. Treasury market, which was anchored by the Federal Reserve's decision to keep its key lending rate at 5.25% for all six months, the trend was more pronounced in municipal bonds.

For much of the period, the Fund's duration, or sensitivity to market rates, was held in a long position, relative to the benchmark. This strategy proved beneficial with the rally in the longer end of the market.(+)

Weighing on returns was the Fund's adherence to higher quality issues as low quality issues, which compensate for larger risk with higher yields, rallied across the board.(+)

INVESTMENT RISK CONSIDERATIONS

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Single state funds may be subject to additional risk, since issuers they invest in are more likely to be subject to the same political and/or economic risks.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss.
Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                          6 MONTHS(++)   1 YEAR  5 YEAR  10 YEAR
-----------------------  --------------  ------  ------  -------
Institutional Shares          2.06%       2.77%   3.22%   4.02%
-----------------------  --------------  ------  ------  -------
Class A Shares*              -2.91%      -2.30%   1.99%   3.31%
-----------------------  --------------  ------  ------  -------
Class B Shares**             -3.41%      -3.25%   1.83%   2.89%
-----------------------  --------------  ------  ------  -------
Class C Shares**              0.54%       1.75%   2.20%   3.08%
-----------------------  --------------  ------  ------  -------
Advisor Shares***            -1.47%      -1.06%   2.05%   3.22%
-----------------------  --------------  ------  ------  -------
Lehman Brothers
Quality Intermediate
Municipal Bond Index(1)       2.32%       3.26%   4.03%   4.90%
-----------------------  --------------  ------  ------  -------
Lipper Ohio
Intermediate Municipal
Debt Funds Average(1)         1.91%       2.39%   3.00%   3.83%
-----------------------  --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Institutional Shares were initially offered on August 11, 1998. The performance figures for Institutional Shares for periods prior to such date represent the performance for Class A Shares. Class B, Class C and Advisor Shares were initially offered on October 11, 2000, April 24, 1996 and August 1, 2005, respectively. The performance figures for Class B, Class C and Advisor Shares for periods prior to such date represent the performance for Class A Shares and is adjusted to reflect expenses and applicable sales charges for Class B , Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

BOND QUALITY RATINGS AS OF JANUARY 31, 2007 as represented by Standard and Poor's Rating Agency as a percentage of value of investments(+)

                                  (BAR CHART)

                      AAA             40.45%

                       AA             32.54%

                        A             15.72%

                      BBB             10.35%

 Net Cash and Equivalents              0.94%


(+)Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICHIGAN MUNICIPAL BOND FUND

For the six-month period ended January 31, 2007, the Fifth Third Michigan Municipal Bond Fund (Institutional Shares) gained 1.81% on a net of fee basis, compared to its benchmark, the Lehman Brothers 1-5 Year Municipal Bond Index, which returned 1.95%.

Already facing numerous issues at the industry level, including extended complications in the automobile industry, Michigan struggled with the fallout from a change in fiscal policy during the period. The state's single business tax was repealed in August, a development that backers say will spur future business growth but will more immediately result in an annual $1.9 billion tax revenue shortfall starting in 2008. Conditions prompted the major rating agencies to change the state's credit outlook from stable to negative and one, Fitch Ratings, cut its rating from AA to AA-minus late in the period.

Similar to the broader municipal bond market, persistently high demand for long-term bonds contributed to higher prices and a decline in yields in the long end of the municipal yield curve during the period. As a result, the yield curve essentially flattened as rates on short-term issues changed little. While conditions were similar to those in the U.S. Treasury market, which was anchored by the Federal Reserve's decision to keep its key lending rate at 5.25% for all six months, the trend was more pronounced in municipal bonds.

For much of the period, the Fund's duration, or sensitivity to market rates, was held in a neutral position, relative to the benchmark, with a focus on the short end of the yield curve. As prices weren't as dynamic in the short end of the curve, yield accounted for the bulk of returns.(+)

Against this backdrop, select healthcare issues bolstered gains, but the Fund's high overall credit orientation hurt somewhat as low quality issues, which compensate for larger risk with higher yields, rallied across the board. Although the Fund operates with an ability to add slightly riskier bonds, the supply in the short end of the market tends to be quite limited in Michigan.(+)

INVESTMENT RISK CONSIDERATIONS

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Single state funds may be subject to additional risk, since issuers they invest in are more likely to be subject to the same political and/or economic risks.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss.
Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2007

                                  6 MONTHS(++)   1 YEAR  5 YEAR  10 YEAR
---------------------------      --------------  ------  ------  -------
Institutional Shares                 1.81%        2.48%   2.35%   3.52%
---------------------------      --------------  ------  ------  -------
Class A Shares*                     -3.16%       -2.65%   1.21%   2.86%
---------------------------      --------------  ------  ------  -------
Class B Shares**                    -3.79%       -3.52%   0.95%   2.48%
---------------------------      --------------  ------  ------  -------
Class C Shares**                     0.21%        1.47%   1.32%   2.48%
---------------------------      --------------  ------  ------  -------
Advisor Shares***                   -1.83%        1.38%   1.17%   2.67%
---------------------------      --------------  ------  ------  -------
Lehman Brothers 1-5 Year
Municipal Bond Index(1)              1.95%        2.90%   2.97%   4.13%
---------------------------      --------------  ------  ------  -------
Lipper Other States Short-
Intermediate Municipal Debt
Funds Average(1)                     1.75%        2.53%   2.79%   3.60%
---------------------------      --------------  ------  ------  -------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

(++)Not Annualized.

*    REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***  REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

(1)Please refer to the Glossary of Terms for additional information.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance for the Michigan Municipal Bond Fund Institutional Shares reflects the performance of the Kent Michigan Municipal Bond Fund Institutional Shares with an inception date of May 3, 1993. Prior to October 29, 2001, the quoted performance for the Fifth Third Michigan Municipal Bond Fund Class A Shares reflects the performance of the Kent Michigan Municipal Bond Fund Investment Shares with an inception date of May 11, 1993, adjusted for the maximum sales charge. Class B, Class C and Advisor Shares were initially offered on October 29, 2001, October 29, 2001 and August 1, 2005, respectively. The performance figures for Class B, Class C and Advisor Shares for periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

BOND QUALITY RATINGS AS OF JANUARY 31, 2007 as represented by Standard and Poor's Rating Agency as a percentage of value of investments(+)

                                  (BAR CHART)

                      AAA             60.21%

                       AA             24.06%

                        A              9.04%

                      BBB              5.38%

 Net Cash and Equivalents              1.31%


(+)Portfolio composition is subject to change.

GLOSSARY OF TERMS

DOW JONES WILSHIRE 5000 INDEX measures the performance of all U.S. headquartered equity securities with readily available price data.

LEHMAN BROTHERS AGGREGATE BOND INDEX is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX includes all publicly issued, fixedxed rate, nonconvertible investment grade dollar-denominated, SEC-registered corporate debt. Included among yankees obligations is debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, or international agencies.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX is comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury agencies. The debt issues within the index all maintain maturities within a range of one to ten years.

LEHMAN BROTHERS MUNICIPAL BOND INDEX is broad market performance benchmark for the tax-exempt bond market. The bonds included in this index must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax.

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX is representative of short term municipal bonds with a maturity between one and six years

LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

LIPPER BALANCED FUNDS AVERAGE consists of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

LIPPER CORPORATE DEBT FUNDS A RATED AVERAGE consists of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues.

LIPPER EQUITY INCOME FUNDS AVERAGE consists of funds that seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities.

LIPPER FLEXIBLE INCOME FUNDS AVERAGE emphasizes income generation by investing at least 85% of its assets in debt issues and preferred and convertible securities. Common stocks and warrants cannot exceed 15%.

LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

LIPPER INTERNATIOINAL LARGE-CAP CORE FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World ex-U.S. BMI.

LIPPER LARGE-CAP CORE FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

GLOSSARY OF TERMS

LIPPER MID-CAP GROWTH FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P MidCap(R) 400 Index.

LIPPER MULTI-CAP VALUE FUNDS AVERAGE consists of funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P MidCap(R) 400 Index. Multi-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U S diversified multi-cap funds universe average.

LIPPER OHIO INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in Ohio, with dollar-weighted average maturities of five to ten years.

LIPPER OTHER STATES SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

LIPPER S&P 500(R) INDEX OBECTIVE FUNDS AVERAGE consists of funds that are passively managed, limited-expense (management fee no higher than 0.50%) fund designed to replicate the performance of the S&P 500 Index on a reinvested basis.

LIPPER SCIENCE AND TECHNOLOGY FUNDS AVERAGE consists of funds that invests at least 65% of their equity portfolio in science and technology stocks.

LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years.

LIPPER SHORT INTERMEDIATE U.S. GOVERNMENT BOND FUNDS AVERAGE consists of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of one to five years.

LIPPER SMALL-CAP CORE FUNDS AVERAGE consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap(R) 600 Index.

LIPPER SMALL-CAP GROWTH FUNDS AVERAGE consists of funds that by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value,compared to the S&P SmallCap 600 Index.

MERRILL LYNCH 100 TECHNOLOGY INDEX is a equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and American Depositary Receipts.

MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

MERRILL LYNCH HIGH YIELD MASTER INDEX is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST ("MSCI EAFE") INDEX is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors.

THE P/E RATIO, or Price-to-Earnings Ratio, is a valuation ratio of a company's current share price to its per-share earnings. A high P/E means high projected earnings in the future.

GLOSSARY OF TERMS

THE PRICE-TO-BOOK RATIO is used to compare a stock's market value to its book value. This ratio gives some idea of whether you're paying too much for what would be left if the company went bankrupt immediately.

RUSSELL 1000(R) INDEX measures the performance of 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of 1,000 securities found in the Russell universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields and lower forecasted growth values.

RUSSELL 2000(R) GROWTH INDEX is comprised of the securities in the Russell 2000(R) Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.

RUSSELL 2000(R) VALUE INDEX is comprised of the securities in the Russell 2000(R) Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios.

RUSSELL 3000(R) VALUE INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MICROCAP(TM) INDEX is a subset of the Russell 2000(R) Value Index. This custom index consists of the smallest one-half of the stocks in the Russell 2000(R) Value Index using market capitalization as of June 30, of each year after the Russell reconstitution of the Russell 2000(R) Value Index.

RUSSELL MICROCAP(R) VALUE INDEX measures the performance of those Russell microcap companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

RUSSELL MIDCAP(R) VALUE INDEX measures the performance of those Russell mid cap companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX ("S&P 500" INDEX) is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

The above indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, althought they can invest in its underlying securities or funds.

THE FIFTH THIRD LIFEMODEL TARGET NEUTRAL ASSET CLASS BLENDED INDICES are hypothetical unmanaged indices comprised of a percentage of the Dow Jones Wilshire 5000 Index and Lehman Brothers Intermediate Government/Credit Bond Index. The Blended Index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain a similar weighting at all times but will invest within a range of stock, bond, and money market funds as described in the prospectus. Below is a table which indicates the percentage breakdown for each Fund.

                                                              DOW JONES          LEHMAN BROTHERS INTERMEDIATE
                                                         WILSHIRE 5000 INDEX     GOVERNMENT/CREDIT BOND INDEX
------------------------------------------------------   -------------------     ----------------------------
Fifth Third LifeModel Aggressive Fund(SM)                        90%                        10%
------------------------------------------------------   -------------------     ----------------------------
Fifth Third LifeModel Moderately Aggressive Fund(SM)             70%                        30%
------------------------------------------------------   -------------------     ----------------------------
Fifth Third LifeModel Moderate Fund(SM)                          50%                        50%
------------------------------------------------------   -------------------     ----------------------------
Fifth Third LifeModel Moderately Conservative Fund(SM)           40%                        60%
------------------------------------------------------   -------------------     ----------------------------
Fifth Third LifeModel Conservative Fund(SM)                      20%                        80%
------------------------------------------------------   -------------------     ----------------------------


                                                           SMALL CAP GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------




                                     SHARES       VALUE

COMMON STOCKS (97.8%)

Aegean Marine Petroleum
  Network, Inc.*                     145,301  $     2,496
Aeropostale, Inc. *                   47,100        1,693
Aerovironment, Inc. * (g)             11,728          268
American Medical Systems
  Holdings, Inc. * (g)                76,100        1,514
aQuantive, Inc. * (g)                109,100        2,923
ArthroCare Corp. * (g)                44,400        1,638
Beacon Roofing Supply, Inc. * (g)     82,100        1,711
Bucyrus International, Inc.,
  Class A (g)                         52,600        2,441
Carpenter Technology Corp.            21,900        2,564
Children's Place Retail
  Stores, Inc. * (g)                  46,800        2,537
Christopher & Banks Corp.             97,700        1,737
Complete Production Services,
  Inc. *                              81,000        1,609
Core Laboratories N.V. *              24,800        2,043
Crocs, Inc. * (g)                     46,700        2,351
Dayton Superior Corp. *              208,500        2,387
Delek US Holdings, Inc.              117,300        1,997
Digene Corp. *                        37,900        1,950
Eagle Test Systems, Inc. *            97,700        1,414
East-West Bancorp, Inc. (g)           53,300        2,047
Energy Conversion Devices,
  Inc. * (g)                          57,800        1,991
Epicor Software Corp. * (g)          105,200        1,457
Equinix, Inc. *                       14,000        1,177
Exfo Electro-Optical Engineering,
  Inc. *                              11,932           80
First Cash Financial Services,
  Inc. *                             106,200        2,494
FormFactor, Inc. *                    64,400        2,618
Gardner Denver, Inc. *                54,600        2,105
General Cable Corp. * (g)             69,300        2,989
HealthExtras, Inc. *                  82,700        2,114
Hibbet Sporting Goods, Inc. *         77,100        2,476
Hologic, Inc. * (g)                   48,400        2,689
Houston Wire and Cable Co. * (g)      92,100        2,181
Hub Group, Inc., Class A *            90,800        2,711
Hub International, Ltd.               65,700        2,152
Huron Consulting Group, Inc. *        48,000        2,489
Iconix Brand Group, Inc. * (g)       131,000        2,608
Inventiv Health, Inc. *               58,500        2,053
Jarden Corp. *                        59,800        2,193
LKQ Corp. *                          114,600        2,455
Mobile Mini, Inc. * (g)               78,100        2,077
Morton's Restaurant Group, Inc. *    121,900        2,281
MWI Veterinary Supply, Inc. *         52,600        1,723
NCI, Inc. *                          136,300        1,937
NetList, Inc. *                       60,594          576
Netlogic Microsystems, Inc. * (g)     65,300        1,559
NewStar Financial, Inc. *            121,600        2,343
NICE Systems, Ltd., ADR *             92,100        2,915
Nuance Communications, Inc. * (g)    205,000        2,362
NuVasive, Inc. * (g)                 105,200        2,547
Parametric Technology Corp. *        136,200        2,699
Perficient, Inc. *                    97,900        2,047
Pinnacle Entertainment, Inc. * (g)    50,300        1,737
Plexus Corp. *                        42,500          714
Providence Service Corp. * (g)        73,500        1,617
Psychiatric Solutions, Inc. * (g)     91,500        3,563

                                    Continued

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE

COMMON STOCKS, CONTINUED
Quality Systems, Inc. (g)             54,550    $   2,314
Respironics, Inc. *                   58,500        2,492
RRSat Global Communications
   Network, Ltd. *                   209,500        2,399
Sciele Pharma, Inc. * (g)            101,900        2,420
SI International, Inc. * (g)          44,637        1,288
Stage Stores, Inc.                    58,800        1,887
Superior Energy Services, Inc. *      58,200        1,765
Supertex, Inc. * (g)                  15,192          567
Symmetricom, Inc. * (g)              246,700        2,107
Texas Industries, Inc. (g)            42,200        3,098
Thomas Weisel Partners Group,
  Inc. * (g)                          81,400        1,624
Trident Microsystems, Inc. * (g)      64,000        1,336
Ultrapetrol Bahamas, Ltd. *          212,100        3,220
United Natural Foods, Inc. * (g)      51,600        1,705
Varian, Inc. *                        14,866          795
Vasco Data Security International,
  Inc. * (g)                         143,300        2,107
VCA Antech, Inc. *                    67,600        2,273
Zenith National Insurance Corp.       37,200        1,700
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                               146,146
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (2.4%)
Fifth Third Institutional Money
   Market Fund                     3,551,899        3,552
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                     3,552
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (32.0%)
Pool of various securities for
   Fifth Third Funds               $  47,770       47,770
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING                          47,770
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $158,789)+ -  132.2%      197,468

LIABILITIES IN EXCESS OF OTHER ASSETS - (32.2)%   (48,064)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 149,404
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

MID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------



                                     SHARES       VALUE

COMMON STOCKS (98.5%)
Abercrombie & Fitch Co.,
  Class A (g)                         94,800  $     7,541
Affiliated Managers Group,
  Inc. * (g)                          57,800        6,439
Akamai Technologies, Inc. * (g)       68,200        3,831
Allegheny Technologies, Inc.          76,200        7,886
Allergan, Inc.                        31,700        3,700
Alliance Data Systems Corp. * (g)     98,200        6,671
Amdocs Ltd. *                        171,500        5,948
Autodesk, Inc. *                     123,000        5,378
C.H. Robinson Worldwide, Inc. (g)    102,800        5,454
CACI International, Inc.,
  Class A * (g)                       60,000        2,822
Cadence Design Systems, Inc. * (g)   319,300        6,034
CapitalSource, Inc. (g)              240,400        6,681
Carters, Inc. * (g)                  218,000        5,537
Children's Place Retail Stores,
  Inc. *                              71,500        3,876
Coach, Inc. *                         89,600        4,109
Cognizant Technology Solutions
  Corp. *                             42,200        3,599
Coldwater Creek, Inc. * (g)          227,700        4,247
Community Health Systems, Inc. *     100,900        3,607
Complete Production Services,
  Inc. * (g)                         116,504        2,315
Corporate Executive Board Co. (g)     75,200        6,823
Covance, Inc. *                       82,600        5,093
Coventry Health Care, Inc. *          83,500        4,304
Cytyc Corp. *                        222,100        6,423
DaVita, Inc. *                       113,800        6,213
E*TRADE Financial Corp. *            222,100        5,415
Electronic Arts, Inc. *               99,100        4,955
Express Scripts, Inc. *               93,800        6,520
FormFactor, Inc. *                   118,400        4,813
Gardner Denver, Inc. *               138,600        5,343
GEN-Probe, Inc. * (g)                 78,900        4,081
GlobalSantaFe Corp.                  100,000        5,801
Guess?, Inc. *                        98,150        7,077
Herbalife Ltd. *                     139,500        4,576
IDEX Corp.                            59,600        3,093
Intuit, Inc. *                        60,000        1,887
ITT Industries, Inc.                  90,800        5,416
J.C. Penney Co., Inc.                 68,100        5,532
Jones Lang LaSalle, Inc.              56,900        5,946
Joy Global, Inc.                     134,150        6,234
Laureate Education, Inc. * (g)        82,318        4,967
Manpower, Inc.                        89,900        6,556
Marriott International, Inc.,
  Class A                            156,000        7,510
Martin Marietta Materials, Inc.       53,200        6,141
MEMC Electronic Materials, Inc. *    136,800        7,169
MICROS Systems, Inc. *                73,400        4,132
National Semiconductor Corp. (g)     217,500        5,031
National-Oilwell Varco, Inc. *       109,200        6,622
Network Appliance, Inc. *             92,700        3,486
NII Holdings, Inc. * (g)             126,600        9,343
NVIDIA Corp. *                        52,400        1,606
Pharmaceutical Product
  Development, Inc.                  149,600        5,161
Polo Ralph Lauren Corp.               64,200        5,268
Precision Castparts Corp.            108,300        9,627
ProAssurance Corp. *                 107,000        5,435
Psychiatric Solutions, Inc. *         49,000        1,908


                                    Continued

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE

COMMON STOCKS, CONTINUED
Respironics, Inc. *                  172,500    $   7,349
Scientific Games Corp.,
  Class A * (g)                      162,400        5,041
Spirit Aerosystems Holdings,
  Inc. *                             140,000        4,288
Starwood Hotels & Resorts
  Worldwide, Inc.                     73,400        4,593
Stericycle, Inc. * (g)                71,600        5,513
T. Rowe Price Group, Inc. (g)        150,500        7,222
Thermo Electron Corp. *              143,100        6,847
Time Warner Telecom, Inc.,
  Class A * (g)                      339,493        7,903
Tractor Supply Co. * (g)              91,800        4,620
Ultra Petroleum Corp. *               63,300        3,304
Urban Outfitters, Inc. * (g)         146,800        3,582
VCA Antech, Inc. *                   156,000        5,245
WESCO International, Inc. *          110,100        6,685
Western Digital Corp. *              185,600        3,638
XTO Energy, Inc.                      87,200        4,401
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                               371,413
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (2.1%)

Fifth Third Institutional Money Market
  Fund                             8,024,374        8,024
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                     8,024
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (21.8%)

Pool of various securities for Fifth Third
   Funds                           $  82,392       82,392
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS

   COLLATERAL FOR SECURITIES LENDING               82,392
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $371,158) + - 122.4%      461,829

LIABILITIES IN EXCESS OF OTHER ASSETS - (22.4)%   (84,547)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 377,282
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                             QUALITY GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------




                                     SHARES       VALUE

COMMON STOCKS (92.5%)
Abbott Laboratories                  264,000    $  13,992
Accenture Ltd., Class A              351,000       13,250
Alberto-Culver Co.                   331,000        7,570
Altera Corp. * (g)                   324,000        6,496
Apple Computer, Inc. * (g)           151,000       12,945
AT&T, Inc.                           304,975       11,476
Autodesk, Inc. * (g)                 162,975        7,125
Baxter International, Inc.           297,000       14,749
Best Buy Co., Inc.                   196,800        9,919
Biogen Idec, Inc. * (g)              181,000        8,750
Boeing Co.                           115,100       10,308
Campbell Soup Co.                    309,000       11,890
Caterpillar, Inc.                    136,925        8,773
Chevron Corp.                        155,000       11,296
Cisco Systems, Inc. *                942,100       25,050
Coach, Inc. *                        241,000       11,052
Colgate-Palmolive Co.                189,950       12,974
Danaher Corp. (g)                    152,750       11,313
Devon Energy Corp.                   129,275        9,061
Emerson Electric Corp.               208,000        9,354
Franklin Resources, Inc.              96,075       11,443
Gilead Sciences, Inc. *              178,075       11,454
Google, Inc., Class A *               27,000       13,535
Hewlett-Packard Co.                  200,000        8,656
Honeywell International, Inc.        172,250        7,870
IBM Corp.                            135,750       13,460
Illinois Tool Works, Inc.            213,000       10,861
Intel Corp.                          428,700        8,986
ITT Industries, Inc.                 206,000       12,287
J.P. Morgan Chase & Co.              421,000       21,442
Johnson & Johnson                    170,275       11,374
Kellogg Co. (g)                      186,000        9,164
Kohl's Corp. *                       102,000        7,233
Kroger Co.                           316,000        8,090
Laboratory Corp. of America
  Holdings * (g)                     146,000       10,722
Lincoln National Corp.               106,900        7,177
Manpower, Inc.                       123,800        9,029
Marriott International, Inc.,
  Class A                            269,325       12,965
McDonald's Corp.                     308,000       13,659
Microsoft Corp.                      824,000       25,429
Monsanto Co.                         204,000       11,238
Morgan Stanley                       147,525       12,214
News Corp., Class B (g)              590,000       14,426
Northern Trust Corp.                 116,925        7,103
Oracle Corp. *                       430,000        7,379
PepsiCo, Inc.                        196,650       12,829
Praxair, Inc.                        144,000        9,081
Procter & Gamble Co.                 237,000       15,374
QUALCOMM, Inc.                       275,000       10,357
Roper Industries, Inc.               150,225        7,800
Schlumberger, Ltd.                   157,350        9,990
Stericycle, Inc. *                   142,075       10,940
The Walt Disney Co.                  353,000       12,415
Thermo Electron Corp. *              253,000       12,106

                                    Continued

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE

COMMON STOCKS, CONTINUED

TJX Companies, Inc.                  244,000    $   7,215
United Technologies Corp.            176,825       12,028
Varian Semiconductor Equipment
   Associates, Inc. *                213,000        8,765
Zimmer Holdings, Inc. *              163,000       13,728
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                               657,167
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (7.1%)

Fifth Third Institutional Money Market
  Fund                            50,302,117       50,302
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                    50,302
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (5.4%)

Pool of various securities for Fifth Third
   Funds                           $  38,393       38,393
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING               38,393
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $676,253)+ - 105.0%       745,862

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%    (35,629)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 710,233
================================================================================


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

LARGE CAP CORE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE

COMMON STOCKS (100.0%)
Air Products and Chemicals, Inc.      24,664    $   1,841
Alcoa, Inc.                           12,309          398
Altria Group, Inc.                    36,879        3,223
American Eagle Outfitters, Inc.       45,136        1,462
American Electric Power Co.           53,586        2,333
American International Group, Inc.    27,148        1,858
AmeriCredit Corp. * (g)               46,128        1,252
AmerisourceBergen Corp.                4,024          211
Amgen, Inc. *                         17,085        1,202
Assurant, Inc.                        19,271        1,071
AT&T, Inc.                            52,646        1,981
Automatic Data Processing, Inc.        1,082           52
Bank of America Corp.                103,707        5,453
Becton, Dickinson & Co.               26,206        2,016
Big Lots, Inc. * (g)                  12,775          331
Biogen Idec, Inc. *                   30,652        1,482
BMC Software, Inc. * (g)              67,185        2,310
Cardinal Health, Inc.                 32,684        2,334
Carolina Group                         9,173          629
CBS Corp., Class B                    64,173        2,000
Centerpoint Energy, Inc. (g)         144,003        2,486
CenturyTel, Inc.                       2,669          120
Chevron Corp.                         70,611        5,146
CIGNA Corp.                           15,573        2,062
Cincinnati Financial Corp.            13,874          621
Cisco Systems, Inc. *                188,970        5,024
Citigroup, Inc.                      113,040        6,232
Coca-Cola Co.                         73,487        3,519
Colgate-Palmolive Co.                  7,420          507
Comcast Corp., Class A * (g)          80,226        3,556
ConAgra, Inc.                          6,297          162
ConocoPhillips                        11,045          733
Countrywide Credit Industries, Inc.    2,047           89
Coventry Health Care, Inc. *          34,929        1,801
Cummins Engine, Inc.                  15,603        2,100
Deere & Co.                            3,475          348
Deutsche Bank AG                      10,454        1,485
Dollar Tree Stores, Inc. *            31,816        1,001
E. I. du Pont de Nemours & Co.        53,229        2,638
Encana Corp.                          21,773        1,046
Exxon Mobil Corp.                    135,006       10,003
FedEx Corp.                           13,680        1,511
Freddie Mac                           10,372          673
General Electric Corp. (a)           199,761        7,202
General Mills, Inc.                   37,313        2,135
Goldman Sachs Group, Inc.             14,317        3,037
Halliburton Co.                       60,185        1,778
Hess Corp.                             2,052          111
Hewlett-Packard Co.                  103,920        4,497
Humana, Inc. *                        36,538        2,028
IAC/InterActiveCorp. * (g)            51,802        1,989
IBM Corp.                             16,419        1,628
Illinois Tool Works, Inc.             34,287        1,748
Intel Corp.                           88,013        1,845

                                    Continued

                                     SHARES       VALUE

COMMON STOCKS, CONTINUED
International Paper Co.               10,796    $     364
Intuit, Inc. *                        69,516        2,186
J.C. Penney Co., Inc.                 24,696        2,006
J.P. Morgan Chase & Co.               88,729        4,519
Johnson & Johnson                     24,907        1,664
Kohl's Corp. *                        30,486        2,162
Kroger Co.                            61,077        1,564
Laboratory Corp. of America
  Holdings * (g)                      27,941        2,051
Lehman Brothers Holdings, Inc.        11,967          984
Lexmark International, Inc. *         34,819        2,195
Loews Corp.                           36,600        1,591
Magna International, Inc., Class A     6,029          471
Marathon Oil Corp.                    31,172        2,816
McDonalds Corp.                       63,865        2,831
McGraw-Hill Cos., Inc.                33,366        2,238
Merck & Co., Inc.                     78,002        3,490
Merrill Lynch & Co., Inc.             30,206        2,826
MetLife, Inc.                         35,763        2,222
Microsoft Corp. (a)                  225,839        6,970
Molson Coors Brewing Co.,
  Class B (g)                         25,964        2,098
Morgan Stanley                        35,594        2,947
Motorola, Inc.                        41,806          830
National City Corp. (g)               46,660        1,766
National Semiconductor Corp.          88,835        2,055
Norfolk Southern Corp.                30,320        1,505
Northrop Grumman Corp.                39,331        2,790
Nucor Corp.                           27,133        1,751
Office Depot, Inc. *                  35,187        1,316
Old Republic International Corp.         828           18
Omnicom Group, Inc. (g)               20,488        2,155
PACCAR, Inc.                           1,820          122
Pepsi Bottling Group, Inc.            57,640        1,823
PepsiCo, Inc.                          3,930          256
Pfizer, Inc.                          70,756        1,857
Pitney Bowes, Inc.                    11,902          570
PPG Industries, Inc.                  30,269        2,007
Procter & Gamble Co.                  31,599        2,050
Raytheon Co.                          52,201        2,709
SAFECO Corp.                           9,096          582
Safeway, Inc.                          2,552           92
Schering-Plough Corp.                106,979        2,674
Sears Holdings Corp. * (g)            11,344        2,004
Temple-Inland, Inc.                   22,519        1,124
Tesoro Corp.                          11,177          921
Texas Instruments, Inc.              100,385        3,131
The First Marblehead Corp. (g)         1,753           95
The Walt Disney Co.                   86,086        3,028
TXU Corp.                             18,049          976
Tyco International Ltd.               93,537        2,982
U.S. Bancorp                          70,314        2,503
Ubs AG                                21,982        1,385
Union Pacific Corp.                    1,821          184
United Technologies Corp.             10,214          695
V.F. Corp.                            24,735        1,877

                                    Continued

LARGE CAP CORE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE

COMMON STOCKS, CONTINUED
Valero Energy                         10,769    $     585
Verizon Communications, Inc.          89,267        3,439
Wachovia Corp.                         9,421          532
Wal-Mart Stores, Inc.                  6,038          288
Waste Management, Inc.                21,698          824
Watson Pharmaceuticals, Inc. *        32,316          880
Wells Fargo & Co.                     95,911        3,445
Wendy's International, Inc.           20,987          713
Xcel Energy, Inc.                    105,075        2,451
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                               227,485
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (0.3%)
Fifth Third Institutional Money Market
  Fund                               661,332          661
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                       661
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (7.8%)
Pool of various securities for Fifth Third
   Funds                           $  17,855       17,855
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING               17,855
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $204,643)+ - 108.1%       246,001

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%    (18,508)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 227,493
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                               EQUITY INDEX FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE

COMMON STOCKS (96.5%)

3M Co.                                24,067    $   1,788
Abbott Laboratories                   50,165        2,659
ACE Ltd.                              10,640          615
ADC Telecommunications, Inc. *         3,832           62
Adobe Systems, Inc. *                 19,066          741
Advanced Micro Devices, Inc. *        17,930          279
AES Corp. *                           21,708          451
Aetna, Inc.                           17,061          719
Affiliated Computer Services
  Inc., Class A*                       3,875          190
AFLAC, Inc.                           16,162          769
Agilent Technologies, Inc. *          13,357          427
Air Products and Chemicals, Inc.       7,201          538
Alcoa, Inc.                           28,340          915
Allegheny Energy, Inc. *               5,401          251
Allegheny Technologies, Inc.           3,292          341
Allergan, Inc.                         5,025          586
Allied Waste Industries, Inc. *        8,299          106
Allstate Corp.                        20,425        1,229
Alltel Corp.                          12,212          748
Altera Corp. *                        11,827          237
Altria Group, Inc.                    68,501        5,987
Amazon.com, Inc. * (g)                10,097          380
AMBAC Financial Group, Inc.            3,468          306
Ameren Corp.                           6,741          358
American Electric Power Co.           12,929          563
American Express Co.                  39,376        2,292
American International Group, Inc.    84,968        5,817
American Power Conversion Corp.        5,525          170
American Standard Companies, Inc.      5,669          280
Ameriprise Financial, Inc.             7,908          466
AmerisourceBergen Corp.                6,278          329
Amgen, Inc. *                         38,126        2,682
Anadarko Petroleum Corp.              15,026          657
Analog Devices, Inc.                  11,178          366
Anheuser-Busch Co., Inc.              25,128        1,281
Aon Corp.                             10,121          363
Apache Corp.                          10,766          786
Apartment Investment &
  Management Co.                       3,154          198
Apollo Group, Inc., Class A *          4,574          199
Apple Computer, Inc. *                27,798        2,383
Applied Biosystems Group               5,988          208
Applied Materials, Inc.               45,395          805
Archer-Daniels-Midland Co.            21,481          687
Ashland, Inc.                          1,869          130
AT&T, Inc.                           204,592        7,700
Autodesk, Inc. *                       7,573          331
Automatic Data Processing, Inc.       17,996          859
AutoNation, Inc. *                     4,889          110
AutoZone, Inc. *                       1,655          208
AvalonBay Communities, Inc.            2,439          362
Avaya, Inc. *                         14,842          190
Avery Dennison Corp.                   3,085          211
Avon Products, Inc.                   14,529          500
Baker Hughes, Inc.                    10,483          724

                                    Continued

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE

COMMON STOCKS, CONTINUED
Ball Corp.                             3,405    $     158
Bank of America Corp.                146,772        7,718
Bank of New York Co., Inc.            24,977          999
Barr Pharmaceuticals, Inc. *           3,477          186
Bausch & Lomb, Inc.                    1,757           98
Baxter International, Inc.            21,390        1,062
BB&T Corp.                            17,680          747
Bear Stearns Cos., Inc.                3,834          632
Becton, Dickinson & Co.                8,061          620
Bed Bath & Beyond, Inc. *              9,239          390
Bemis Co.                              3,426          116
Best Buy Co., Inc.                    13,185          665
Big Lots, Inc. * (g)                   3,579           93
Biogen Idec, Inc. *                   11,019          533
Biomet, Inc.                           8,005          339
BJ Services Co.                        9,581          265
BMC Software, Inc. *                   6,703          231
Boeing Co.                            25,844        2,314
Boston Properties, Inc.                3,818          481
Boston Scientific Corp. *             38,540          711
Bristol-Myers Squibb Co.              64,280        1,851
Broadcom Corp., Class A *             15,327          489
Brown-Forman Corp.                     2,574          169
Brunswick Corp.                        3,001          102
Burlington Northern Santa Fe Corp.    11,740          943
C.R. Bard, Inc.                        3,366          278
CA, Inc.                              13,423          330
Campbell Soup Co.                      7,118          274
Capital One Financial Corp.           13,334        1,072
Cardinal Health, Inc.                 13,237          945
Caremark Rx, Inc.                     13,938          854
Carnival Corp.                        14,544          750
Caterpillar, Inc.                     21,262        1,362
CB Richard Ellis Group, Inc.,
  Class A *                            6,039          227
CBS Corp., Class B                    25,543          796
Celgene Corp. *                       12,173          653
Centerpoint Energy, Inc.              10,225          176
Centex Corp.                           3,879          208
CenturyTel, Inc.                       3,752          168
Charles Schwab Corp.                  33,431          633
Chesapeake Energy Corp. (g)           13,593          402
Chevron Corp.                         71,250        5,193
Chicago Mercantile Exchange
  Holdings, Inc.                       1,138          641
Chubb Corp.                           13,454          700
Ciena Corp. *                          2,760           78
CIGNA Corp.                            3,352          444
Cincinnati Financial Corp.             5,662          253
Cintas Corp.                           4,461          184
Circuit City Stores, Inc.              4,637           95
Cisco Systems, Inc. *                198,479        5,278
CIT Group, Inc.                        6,481          382
Citigroup, Inc.                      160,597        8,854
Citizens Communications Co. (g)       10,521          154
Citrix Systems, Inc. *                 5,902          187

                                    Continued

                                     SHARES       VALUE

COMMON STOCKS, CONTINUED
Clear Channel Communications, Inc.    16,139    $     586
Clorox Co.                             4,962          325
CMS Energy Corp. * (g)                 7,270          121
Coach, Inc. *                         12,010          551
Coca-Cola Co.                         66,645        3,191
Coca-Cola Enterprises, Inc.            9,058          186
Cognizant Technology Solutions
  Corp. *                              4,634          395
Colgate-Palmolive Co.                 16,810        1,148
Comcast Corp., Class A * (g)          68,019        3,014
Comerica, Inc.                         5,192          308
Commerce Bancorp, Inc. (g)             6,129          207
Compass Bancshares, Inc.               4,243          258
Computer Sciences Corp. *              5,612          294
Compuware Corp. *                     11,512          103
Comverse Technology, Inc. *            6,602          128
ConAgra, Inc.                         16,654          428
ConocoPhillips                        53,790        3,572
Consol Energy, Inc.                    5,969          206
Consolidated Edison, Inc.              8,393          405
Constellation Brands, Inc. *           6,866          170
Constellation Energy Group, Inc.       5,883          427
Convergys Corp. *                      4,503          117
Cooper Industries Ltd., Class A        2,971          272
Corning, Inc. *                       51,127        1,065
Costco Wholesale Corp.                14,978          841
Countrywide Credit Industries, Inc.   20,299          883
Coventry Health Care, Inc. *           5,208          268
CSX Corp.                             14,223          523
Cummins Engine, Inc.                   1,715          231
CVS Corp. (g)                         26,917          906
D. R. Horton, Inc.                     9,020          263
Danaher Corp. (g)                      7,746          574
Darden Restaurants, Inc.               4,799          188
Dean Foods Co. *                       4,372          193
Deere & Co.                            7,556          758
Dell, Inc. *                          74,245        1,800
Devon Energy Corp.                    14,446        1,013
Dillards Department Stores, Inc.       1,990           68
Dollar General Corp.                  10,198          173
Dominion Resources, Inc.              11,561          959
Dover Corp.                            6,673          331
Dow Chemical Co.                      31,219        1,296
Dow Jones & Co.                        2,127           80
DTE Energy Co.                         5,817          270
Duke Energy Corp.                     41,042          808
Dynegy, Inc. *                        12,372           87
E*TRADE Financial Corp. *             13,954          340
E. I. du Pont de Nemours & Co.        30,063        1,489
Eastman Chemical Co.                   2,689          157
Eastman Kodak Co. (g)                  9,390          243
Eaton Corp.                            4,870          382
eBay, Inc. *                          37,819        1,225
Ecolab, Inc. (g)                       5,828          256
Edison International                  10,649          479

                                    Continued

                                                               EQUITY INDEX FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                            (AMOUNTS IN THOUSANDS, EXCEPT SHARES
--------------------------------------------------------------------------------


                                     SHARES       VALUE

COMMON STOCKS, CONTINUED
El Paso Energy Corp. (g)              23,055    $     358
Electronic Arts, Inc. *               10,083          504
Electronic Data Systems Corp.         16,905          445
Eli Lilly & Co.                       32,176        1,741
Embarq Corp.                           4,886          271
EMC Corp. *                           71,983        1,007
Emerson Electric Corp.                26,224        1,179
ENSCO International, Inc.              4,964          253
Entergy Corp.                          6,761          628
EOG Resources, Inc.                    7,958          550
Equifax, Inc.                          4,090          170
Equity Office Properties Trust (g)    11,488          638
Estee Lauder Companies Inc.,
  Class A                              4,162          198
Exelon Corp.                          21,929        1,316
Express Scripts, Inc. *                4,427          308
Exxon Mobil Corp.                    190,627       14,126
Family Dollar Stores, Inc.             4,956          161
Fannie Mae                            31,868        1,801
Federated Department Stores, Inc.     17,164          712
Federated Investors, Inc.              2,952          104
FedEx Corp.                           10,022        1,107
Fidelity National Information
  Services, Inc.                       5,290          225
Fifth Third Bancorp. (b)              18,240          728
First Data Corp.                      25,029          622
First Horizon National Corp.           4,068          177
FirstEnergy Corp.                     10,433          619
Fiserv, Inc. *                         5,660          298
Fluor Corp.                            2,878          238
Ford Motor Co. (g)                    61,736          502
Forest Laboratories, Inc. *           10,352          581
Fortune Brands, Inc.                   4,948          414
FPL Group, Inc.                       13,212          748
Franklin Resources, Inc.               5,448          649
Freddie Mac                           22,650        1,471
Freeport-McMoRan Copper & Gold,
   Inc., Class B                       6,436          370
Gannett Co., Inc.                      7,658          445
Gap, Inc.                             17,221          330
General Dynamics Corp.                13,225        1,034
General Electric Corp. (a)           336,906       12,144
General Mills, Inc.                   11,213          642
General Motors Corp. (g)              18,486          607
Genuine Parts Co.                      5,569          264
Genworth Financial, Inc., Class A     14,486          506
Genzyme Corp. *                        8,591          565
Gilead Sciences, Inc. *               15,029          967
Goldman Sachs Group, Inc.             13,918        2,953
Goodrich Corp.                         4,078          200
Goodyear Tire & Rubber Co. * (g)       5,801          143
Google, Inc., Class A *                7,004        3,512
H & R Block, Inc.                     10,534          259
H.J. Heinz Co.                        10,769          507
Halliburton Co.                       32,864          971
Harley-Davidson, Inc. (g)              8,469          578

                                   Continued

                                     SHARES       VALUE

COMMON STOCKS, CONTINUED
Harman International
  Industries, Inc.                     2,133   $      202
Harrah's Entertainment, Inc.           6,080          514
Hartford Financial Services
  Group, Inc.                         10,359          983
Hasbro, Inc.                           5,191          147
Health Management Associates, Inc.,
   Class A                             7,862          153
Hercules, Inc. *                       3,712           73
Hess Corp.                             8,848          478
Hewlett-Packard Co.                   89,519        3,874
Hilton Hotels Corp.                   12,636          447
Home Depot, Inc.                      66,703        2,717
Honeywell International, Inc.         26,687        1,219
Hospira, Inc. *                        5,092          187
Humana, Inc. *                         5,433          302
Huntington Bancshares                  7,767          181
IAC/InterActiveCorp. * (g)             7,295          280
IBM Corp.                             49,233        4,882
Illinois Tool Works, Inc.             13,710          699
IMS Health, Inc.                       6,486          187
Ingersoll-Rand Co., Class A           10,021          430
Intel Corp.                          188,454        3,951
International Flavors &
  Fragrances, Inc.                     2,550          124
International Game Technology         11,093          482
International Paper Co.               14,870          501
Interpublic Group Cos., Inc. * (g)    14,419          190
Intuit, Inc. *                        11,395          358
ITT Industries, Inc.                   6,037          360
J.C. Penney Co., Inc.                  7,353          597
J.P. Morgan Chase & Co.              113,378        5,774
Jabil Circuit, Inc.                    6,036          145
Janus Capital Group, Inc. (g)          6,478          133
JDS Uniphase Corp. * (g)               6,899          123
Johnson & Johnson                     94,762        6,330
Johnson Controls, Inc.                 6,399          592
Jones Apparel Group, Inc.              3,603          123
Juniper Networks, Inc. * (g)          18,491          335
KB Home                                2,567          139
Kellogg Co.                            8,202          404
KeyCorp                               13,125          501
KeySpan Corp.                          5,729          234
Kimberly-Clark Corp.                  14,979        1,040
Kinder Morgan, Inc.                    3,505          372
King Pharmaceuticals, Inc. *           7,946          142
KLA-Tencor Corp.                       6,507          320
Kohl's Corp. *                        10,688          758
Kroger Co.                            23,448          600
L-3 Communications Holdings, Inc.      4,083          336
Laboratory Corp. of America
  Holdings * (g)                       4,099          301
Legg Mason, Inc.                       4,295          450
Leggett & Platt, Inc.                  5,850          142
Lehman Brothers Holdings, Inc.        17,324        1,425
Lennar Corp., Class A                  4,506          245
Lexmark International, Inc. *          3,201          202
Limited Brands, Inc.                  11,179          312

                                    Continued

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE

COMMON STOCKS, CONTINUED
Lincoln National Corp.                 9,384    $     630
Linear Technology Corp.                9,771          302
Liz Claiborne, Inc.                    3,350          149
Lockheed Martin Corp.                 11,638        1,131
Loews Corp.                           14,935          649
Lowe's Cos., Inc.                     49,770        1,678
LSI Logic Corp. *                     13,094          123
M&T Bank Corp.                         2,532          307
Manor Care, Inc.                       2,417          129
Marathon Oil Corp.                    11,489        1,038
Marriott International, Inc.,
  Class A                             10,984          528
Marsh & McLennan Cos., Inc.           18,013          531
Marshall & Ilsley Corp.                8,338          392
Masco Corp. (g)                       12,884          412
Mattel, Inc.                          12,466          304
Maxim Integrated Products, Inc.       10,481          323
MBIA, Inc.                             4,406          316
McCormick & Co.                        4,295          168
McDonald's Corp.                      40,421        1,793
McGraw-Hill Cos., Inc.                11,577          777
McKesson, Inc.                         9,673          539
MeadWestvaco Corp.                     5,922          178
Medco Health Solutions, Inc. *         9,590          568
MedImmune, Inc. * (g)                  7,818          271
Medtronic, Inc.                       37,623        2,011
Mellon Financial Corp.                13,461          575
Merck & Co., Inc.                     70,956        3,175
Meredith Corp.                         1,266           75
Merrill Lynch & Co., Inc.             28,891        2,703
MetLife, Inc. (g)                     24,847        1,544
MGIC Investment Corp.                  2,713          167
Micron Technology, Inc. *             24,657          319
Microsoft Corp.                      282,740        8,725
Millipore Corp. *                      1,746          120
Molex, Inc.                            4,634          136
Molson Coors Brewing Co.,
  Class B (g)                          1,495          121
Monsanto Co.                          17,757          978
Monster Worldwide, Inc. *              4,196          207
Moody's Corp.                          7,682          550
Morgan Stanley                        34,598        2,864
Motorola, Inc.                        79,012        1,568
Murphy Oil Corp.                       6,114          304
Mylan Laboratories, Inc. (g)           6,926          153
Nabors Industries Ltd. * (g)           9,784          296
National City Corp. (g)               20,642          781
National Semiconductor Corp.           9,431          218
National-Oilwell Varco, Inc. *         5,736          348
NCR Corp. *                            5,824          276
Network Appliance, Inc. *             12,218          459
New York Times Co., Class A (g)        4,700          109
Newell Rubbermaid, Inc.                9,060          268
Newmont Mining Corp.                  14,715          664
News Corp., Class A                   76,503        1,779
NICOR, Inc. (g)                        1,461           66

                                    Continued

                                     SHARES       VALUE

COMMON STOCKS, CONTINUED
Nike, Inc., Class B (g)                6,145    $     606
NiSource, Inc.                         8,923          212
Noble Corp.                            4,431          332
Nordstrom, Inc.                        7,477          417
Norfolk Southern Corp.                12,972          644
Northern Trust Corp.                   6,127          372
Northrop Grumman Corp.                11,289          801
Novell, Inc. *                        11,080           80
Novellus Systems, Inc. * (g)           4,040          125
Nucor Corp.                            9,874          637
NVIDIA Corp. *                        11,621          356
Occidental Petroleum Corp.            28,158        1,305
Office Depot, Inc. *                   9,099          340
Officemax, Inc.                        2,434          118
Omnicom Group, Inc.                    5,586          587
Oracle Corp. *                       130,751        2,244
PACCAR, Inc.                           8,116          543
Pactiv Corp. *                         4,349          141
Pall Corp.                             4,001          139
Parker Hannifin Corp.                  3,854          319
Patterson Cos., Inc. *                 4,542          171
Paychex, Inc.                         11,066          443
Peabody Energy Corp.                   8,622          352
People's Energy Corp.                  1,257           55
Pepsi Bottling Group, Inc.             4,474          142
PepsiCo, Inc.                         53,669        3,500
PerkinElmer, Inc.                      4,019           96
Pfizer, Inc.                         235,664        6,185
PG&E Corp.                            11,400          532
Phelps Dodge Corp.                     6,667          824
Pinnacle West Capital Corp.            3,263          159
Pitney Bowes, Inc.                     7,252          347
Plum Creek Timber Co., Inc. (g)        5,786          233
PMC-Sierra, Inc. * (g)                 6,858           43
PNC Financial Services Group           9,603          708
PPG Industries, Inc.                   5,401          358
PPL Corp.                             12,471          444
Praxair, Inc.                         10,554          666
Principal Financial Group              8,817          543
Procter & Gamble Co.                 103,566        6,717
Progress Energy, Inc.                  8,308          395
Progressive Corp.                     24,895          577
Prudential Financial, Inc. (g)        15,590        1,390
Public Service Enterprise Group,
  Inc.                                 8,243          553
Public Storage, Inc. (g)               4,005          436
Pulte Homes, Inc.                      6,906          237
QLogic Corp. *                         5,152           94
QUALCOMM, Inc.                        54,011        2,034
Quest Diagnostics, Inc.                5,228          274
Questar Corp.                          2,806          228
Qwest Communications International,
   Inc. * (g)                         52,558          428
R.R. Donnelley & Sons Co.              7,086          263
RadioShack Corp.                       4,439           98

                                    Continued

                                                               EQUITY INDEX FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE

COMMON STOCKS, CONTINUED
Raytheon Co.                          14,532    $     754
Realogy Corp. - W/I *                  7,007          210
Regions Financial Corp.               23,829          864
Reynolds American, Inc. (g)            5,604          361
Robert Half International, Inc.        5,477          223
Rockwell Automation, Inc.              5,562          340
Rockwell Collins, Inc.                 5,465          373
Rohm & Haas Co.                        4,640          242
Rowan Cos., Inc.                       3,609          119
Ryder Systems, Inc.                    1,985          108
Sabre Group Holdings Corp., Class A    4,326          140
SAFECO Corp.                           3,440          220
Safeway, Inc.                         14,489          522
SanDisk Corp. *                        7,355          296
Sanmina-SCI Corp. *                   17,415           61
Sara Lee Corp.                        24,409          419
Schering-Plough Corp.                 48,456        1,211
Schlumberger, Ltd.                    38,508        2,444
Sealed Air Corp.                       2,635          174
Sears Holdings Corp. * (g)             2,716          480
Sempra Energy                          8,569          492
Sherwin-Williams Co.                   3,657          253
Sigma-Aldrich Corp.                    4,310          164
SLM Corp.                             13,360          614
Smith International, Inc.              6,517          259
Snap-On, Inc.                          1,908           92
Solectron Corp. *                     29,891           97
Southern Co.                          24,275          887
Southwest Airlines Co.                25,880          391
Sovereign Bancorp, Inc.               11,747          290
Spectra Energy Corp. *                20,521          535
Sprint Nextel Corp.                   94,616        1,687
St. Jude Medical, Inc. *              11,553          494
St. Paul Cos.                         22,552        1,147
Stanley Works                          2,657          152
Staples, Inc.                         23,618          607
Starbucks Corp. *                     24,711          863
Starwood Hotels & Resorts
  Worldwide, Inc.                      6,929          434
State Street Corp.                    10,853          771
Stryker Corp.                          9,715          602
Sun Microsystems, Inc. * (g)         115,032          764
Sunoco, Inc.                           4,024          254
SunTrust Banks, Inc.                  11,575          962
SUPERVALU, Inc.                        6,729          256
Symantec Corp. * (g)                  30,658          543
Synovus Financial Corp.               10,622          339
Sysco Corp.                           20,203          698
T. Rowe Price Group, Inc.              8,617          414
Target Corp.                          28,072        1,722
Teco Energy, Inc.                      6,837          116
Tektronix, Inc.                        2,696           76
Tellabs, Inc. *                       14,439          145
Temple-Inland, Inc.                    3,497          175
Tenet Healthcare Corp. *              15,404          109

                                    Continued

                                     SHARES       VALUE

COMMON STOCKS, CONTINUED
Teradyne, Inc. * (g)                   6,203    $      92
Terex Corp. *                          3,324          189
Texas Instruments, Inc.               48,499        1,514
Textron, Inc.                          4,100          382
The Black & Decker Corp.               2,223          194
The DIRECTV Group, Inc. *             25,194          614
The E.W. Scripps Co., Class A          2,723          133
The Hershey Company (g)                5,683          290
The Walt Disney Co.                   67,605        2,378
Thermo Electron Corp. *               13,338          639
Tiffany & Co.                          4,424          174
Time Warner, Inc.                    130,485        2,854
TJX Companies, Inc.                   14,874          440
Torchmark Corp.                        3,205          208
Transocean, Inc. *                     9,557          739
Tribune Co.                            6,231          190
TXU Corp.                             15,010          812
Tyco International Ltd.               65,003        2,072
Tyson Foods, Inc., Class A             8,235          146
U.S. Bancorp                          57,453        2,046
Union Pacific Corp.                    8,815          890
Unisys Corp. * (g)                    11,262           97
United Parcel Service, Inc.           35,087        2,537
United States Steel Corp.              3,872          323
United Technologies Corp.             32,803        2,231
UnitedHealth Group, Inc.              44,025        2,301
Univision Communications, Inc. * (g)   8,245          294
UNUMProvident Corp.                   11,196          246
UST, Inc.                              5,259          302
V.F. Corp.                             2,922          222
Valero Energy                         19,761        1,073
VeriSign, Inc. *                       8,012          191
Verizon Communications, Inc.          95,420        3,676
Viacom Inc., Class B *                22,855          930
Vulcan Materials Co.                   3,086          314
W.W. Grainger, Inc.                    2,390          186
Wachovia Corp.                        62,296        3,521
Wal-Mart Stores, Inc.                 80,374        3,832
Walgreen Co.                          32,796        1,486
Washington Mutual, Inc.               30,893        1,377
Waste Management, Inc.                17,486          664
Waters Corp. *                         3,317          188
Watson Pharmaceuticals, Inc. *         3,349           91
Weatherford International, Ltd. *     11,103          448
WellPoint, Inc. *                     20,265        1,588
Wells Fargo & Co.                    110,339        3,964
Wendy's International, Inc.            3,124          106
Western Union Corp.                   25,051          559
Weyerhaeuser Co.                       7,731          580
Whirlpool Corp.                        2,562          234
Whole Foods Market, Inc.               4,672          202
Williams Cos., Inc.                   19,491          526
Windstream Corp.                      15,583          232
Wm. Wrigley Jr. Co.                    7,174          370

                                    Continued

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE


COMMON STOCKS, CONTINUED
Wyeth                                 44,015    $   2,175
Wyndham Worldwide Corp. - W/I*         6,476          202
Xcel Energy, Inc.                     13,298          310
Xerox Corp. *                         31,549          543
Xilinx, Inc.                          10,989          267
XL Capital Ltd., Class A               5,902          407
XTO Energy, Inc.                      11,960          604
Yahoo, Inc. * (g)                     40,011        1,133
YUM! Brands, Inc.                      8,664          520
Zimmer Holdings, Inc. *                7,800          657
Zions Bancorporation                   3,495          296
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                               419,029
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (I) (0.7%)
Archstone-Smith Trust                  7,137          451
Equity Residential Properties Trust    9,548          537
Kimco Realty Corp.                     7,387          366
ProLogis                               8,087          526
Simon Property Group, Inc.             7,233          828
Vornado Realty Trust                   4,220          516
--------------------------------------------------------------------------------

TOTAL REAL ESTATE INVESTMENT TRUSTS                 3,224
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (2.7%)
Fifth Third Institutional Money
   Market Fund                     11,852,549      11,853
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                    11,853
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES
   HELD AS COLLATERAL FOR
   SECURITIES LENDING (4.1%)
Pool of various securities for
   Fifth Third Funds               $  18,033       18,033
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING               18,033
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $196,661)+ - 104.0%       452,139

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%    (17,314)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 434,825
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.


                                                                   BALANCED FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------



                                     SHARES       VALUE

COMMON STOCKS (61.6%)
Abbott Laboratories                   19,075    $   1,011
Alberto-Culver Co., Inc.              28,000          640
Allstate Corp.                        13,000          782
Anixter International, Inc. * (g)      9,850          544
Apple Computer, Inc. *                 8,000          686
Archer-Daniels-Midland Co.            18,500          592
Associated Banc-Corp.                 17,500          597
AT&T, Inc.                            16,425          618
Baxter International, Inc.            21,000        1,042
Bemis Co.                             20,000          678
Best Buy Co., Inc.                     9,500          479
Boeing Co.                            10,000          896
Borg Warner, Inc.                      8,000          548
Cameron International Corp. * (g)     11,000          578
Chevron Corp.                         10,000          728
Cisco Systems, Inc. *                 40,000        1,064
Compass Bancshares, Inc.              10,000          609
ConocoPhillips                         9,500          631
Deere & Co.                            6,525          654
Devon Energy Corp.                     8,500          596
Fiserv, Inc. *                        15,500          815
Google, Inc., Class A *                1,200          602
Harley-Davidson, Inc. (g)              8,000          546
Hormel Foods Corp.                    22,000          834
Illinois Tool Works, Inc.             17,000          867
J.P. Morgan Chase & Co.               17,500          891
Johnson & Johnson                     11,500          768
Johnson Controls, Inc.                 6,575          608
Kellogg Co. (g)                       16,000          788
Kohl's Corp. *                         6,600          468
Kroger Co.                            24,400          625
Limited Brands, Inc.                  22,000          615
Lincoln National Corp.                12,000          806
Manitowoc Co., Inc.                   13,000          675
Manpower, Inc.                         8,100          591
Marshall & Ilsley Corp.               17,500          824
McDonald's Corp.                      21,000          930
Medtronic, Inc.                       13,000          695
Merck & Co., Inc.                     15,300          685
MGIC Investment Corp.                  8,000          494
Microsoft Corp.                       39,425        1,216
Monsanto Co.                          13,400          738
News Corp., Class B                   24,325          595
Northern Trust Corp.                  16,000          971
Nuveen Investments, Inc.              11,000          545
Oracle Corp. *                        47,000          807
PepsiCo, Inc.                         11,500          750
Procter & Gamble Co.                  18,000        1,168
Regal-Beloit Corp.                    14,000          704
Schlumberger, Ltd.                    12,500          793
Scotts Co., Class A (g)               16,500          884
Stericycle, Inc. *                    12,500          963
Target Corp.                          13,700          840
The Walt Disney Co.                   24,000          844

                                    Continued

                                                                   BALANCED FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE

COMMON STOCKS, CONTINUED
Toro Co.                              10,225    $     524
U.S. Bancorp                          25,000          890
Varian Semiconductor Equipment
   Associates, Inc. * (g)             19,000          782
Walgreen Co.                          10,000          453
Wisconsin Energy Corp.                18,000          838
Zimmer Holdings, Inc. *               11,500          969
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                44,374
--------------------------------------------------------------------------------

CORPORATE BONDS (30.6%)
American Home Mortgage Investment
   Trust, Series 2005-2, Class 5A4D,
   5.33%, 9/25/35 (d)              $   1,500        1,450
Ameriquest Mortgage Securities, Inc.,
   Series 2003-10I, Class AF5I, 5.47%,
   12/25/33                              500          495
AOL Time Warner, Inc., 7.70%,
   5/1/32                                 75           85
Banc of America Funding Corp., Series
   2006-G, Class 3A2, 5.75%,
   7/20/36 (d)                         1,585        1,574
Bank One Capital III, 8.75%, 9/1/30      175          227
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-12, Class 13A1,
   5.47%, 2/25/36 (d)                    939          927
Bear Stearns Alternative-A Trust, Series
   2005-9, 5.85%, 11/25/35               382          386
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2000-WF2,
   Class A1, 7.11%, 10/15/32             313          316
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2004-T14,
   Class A4, 5.20%, 1/12/41 (d)          700          688
Chase Mortgage Finance Corp., 5.00%,
   11/25/33                            1,505        1,452
Chase Mortgage Finance Corp., Series
   2005-A1, Class 2A2, 5.25%,
   12/25/35 (d)(f)                     1,775        1,755
Chaseflex Trust, Series 2006-1, Class
   A2A, 5.94%, 6/25/36                   400          401
Comcast Cable, 7.13%, 6/15/13            200          216
Countrywide Alternative Loan Trust,
   6.50%, 9/25/34                        248          252
Countrywide Alternative Loan Trust,
   Series 2005-74T1, Class A1, 6.00%,
   1/25/36                               394          394
Cox Communications, Inc., 5.50%,
   10/1/15                                75           73
Credit Based Asset Service and
   Securitization, Series 2005-CB8, Class
   AF5, 5.65%, 12/25/35 (d)              515          510
Crown Castle Towers LLC, Series
   2006-1A, Class E, 6.07%,
   11/15/36 (e)                          650          645
Delta Airlines, 6.72%, 1/2/23 (g)        287          290
Gazprom International, 7.20%,
   2/1/20 (e)                            100           105

                                    Continued

                                    PRINCIPAL
                                     AMOUNT       VALUE

CORPORATE BONDS, CONTINUED
General Motors Acceptance Corp.,
   Mortgage Corp. Loan Trust,
   4.34%, 11/1/34                  $     385    $     379
Green Tree Financial Corp.,
   7.60%, 6/15/25                        270          276
Greenwich Capital Commercial Funding
   Corp., Series 2002-C1, Class A4,
   4.95%, 1/11/35                      1,000          978
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A5,
   4.88%, 6/10/36                        700          687
IndyMac Index Mortgage Loan Trust,
   Series 2005-AR9, 5.45%, 7/25/35       270          274
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.88%, 2/25/35    383          375
JP Morgan Mortgage Trust, Series
   2005-A2, Class 3A2, 4.93%,
   4/25/35                             1,000          975
Morgan Stanley Capital I, 5.11%,
   6/15/40                               800          779
Morgan Stanley Dean Witter Capital I,
   4.74%, 11/13/36                       700          677
Morgan Stanley Mortgage Loan Trust,
   5.00%, 8/25/19                        735          716
Motorola, Inc., 6.50%, 11/15/28          205          205
Onyx Acceptance Owner Trust, Series
   2003-D, Class A4, 3.20%, 3/15/10 (f)  201          199
Sprint Capital Corp., 8.75%, 3/15/32      65           77
Tennessee Valley Authority, 6.36%,
   12/15/17 **                           900          513
Trans-Canada Pipeline, 5.60%, 3/31/34    195          183
Truck Retail Installment Paper Corp.,
   5.59%, 12/15/16 (d)(e)(f)           2,000        2,005
Vodafone Group PLC, 5.75%, 3/15/16        75           75
Washington Mutual, Series 2004-AR3,
   Class A-2, 4.24%, 6/25/34             360          354
YUM! Brands Inc., 7.70%, 7/1/12          125          135
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                              22,103
--------------------------------------------------------------------------------

FOREIGN BONDS (0.4%)
France Telecom, 8.75%, 3/1/31            200          262
--------------------------------------------------------------------------------

TOTAL FOREIGN BONDS                                   262
--------------------------------------------------------------------------------

                                    Continued

BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT       VALUE

U.S. GOVERNMENT AGENCIES (8.9%)
FANNIE MAE (6.8%)
5.50%, 2/1/25                      $     224    $     222
5.00%, 5/1/25                            414          400
7.50%, 6/1/27                             30           31
7.00%, 6/1/32                             12           13
5.00%, 6/1/33 TBA                        500          480
5.50%, 6/1/33 TBA                      2,625        2,582
6.00%, 8/25/33 (d)                       412          410
7.00%, 9/1/34                              8            8
5.00%, 10/1/35                           174          167
6.00%, 10/1/35                           312          313
5.50%, 2/1/36                            310          305
--------------------------------------------------------------------------------
                                                    4,931

--------------------------------------------------------------------------------

FREDDIE MAC (1.6%)

7.50%, 7/1/27                             11           12
7.50%, 8/1/27                             46           48
7.50%, 11/1/27                            30           32
7.50%, 12/1/27                            50           52
6.50%, 11/1/31                           502          513
7.00%, 1/1/32                              7            7
7.00%, 8/1/32                             33           34
4.50%, 6/1/34                            172          161
6.00%, 12/1/35                           297          299
--------------------------------------------------------------------------------
                                                    1,158

--------------------------------------------------------------------------------

GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION (0.5%)

6.50%, 4/15/32                           122          125
7.00%, 7/20/32                            67           69
0.57%, 4/16/46                         3,486          134
--------------------------------------------------------------------------------
                                                      328

--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCIES                      6,417
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (0.4%)
U.S. TREASURY STRIPS
4.73%, 5/15/17 **                        150           91
4.84%, 11/15/27 **                       650          231
--------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS                       322
--------------------------------------------------------------------------------

                                    Continued

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE

INVESTMENTS IN AFFILIATES (H) (2.8%)

Fifth Third Institutional Money Market
  Fund                             2,043,570    $   2,044
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                     2,044
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES
   HELD AS COLLATERAL FOR
   SECURITIES LENDING (5.3%)
Pool of various securities for Fifth Third
   Funds                           $   3,850        3,850
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                3,850
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $75,504)+ - 110.0%         79,372

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0)%    (7,245)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $  72,127
================================================================================


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                            MICRO CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------




                                     SHARES       VALUE

COMMON STOCKS (94.6%)
Abigail Adams National
  Bancorp, Inc.                       32,400    $     446
ActivIdentity Corp. *                233,550        1,203
Agilysys, Inc.                        61,790        1,171
AmComp, Inc. *                        55,410          596
American Bancorp of New Jersey,
  Inc.                                76,240          899
AmericanWest Bancorp                  41,080          925
Amerisafe, Inc. *                     44,440          735
Angelica Corp.                        35,680          957
Apogee Enterprises, Inc.             120,010        2,285
Audiovox Corp., Class A *             64,720          998
B of I Holding, Inc. *               126,660          893
Bank of Florida Corp. *               42,990          850
Barrett Business Services, Inc.       40,450          890
Benihana, Inc., Class A *             28,900          926
Benjamin Franklin Bancorp, Inc.       69,550        1,068
Berkshire Hills Bancorp, Inc.         37,360        1,267
Beverly National Corp.                24,920          581
CalAmp Corp. *                        49,990          398
Calgon Carbon Corp. * (g)            105,400          661
Cascade Corp.                         24,620        1,323
Catalyst Semiconductor, Inc. *       277,860          978
CBIZ, Inc. * (g)                      97,400          653
Center Bancorp, Inc. (g)              60,950          949
Champps Entertainment, Inc. *        110,300          686
Citizens Community Bancorp,
  Inc. (g)                            93,970          902
Compudyne Corp. * (g)                 89,710          702
Covenant Transport, Inc., Class A *   40,600          475
Crawford & Co., Class B              127,380          825
Cutter & Buck, Inc.                   68,890          894
D&E Communications, Inc.              45,800          586
Deb Shops, Inc.                       21,480          633
DHB Industries, Inc. * (g)           189,820          645
Digimarc Corp. *                     136,860        1,303
Ducommun, Inc. *                      44,050          992
Edge Petroleum Corp. * (g)            70,390        1,042
Epic Bancorp                          35,150          516
First Clover Leaf Financial
  Corp. (g)                           79,220          919
FPIC Insurance Group, Inc. * (g)      19,110          839
Frisch's Restaurants, Inc.            18,750          553
Government Properties Trust, Inc.    143,330        1,525
Hartmarx Corp. *                     225,720        1,576
HealthTronics, Inc. * (g)            119,100          768
Hersha Hospitality Trust (g)         129,260        1,446
Hooper Holmes, Inc. *                278,660          938
IXYS Corp. *                          98,030          883
KMG America Corp. *                  115,290        1,066
Lightbridge, Inc. *                   58,560          940
LMI Aerospace, Inc. *                 61,190        1,007
Lydall, Inc. *                        73,590          985
Material Sciences Corp. *             68,870          814
Medical Action Industries, Inc. *     40,800        1,287
Merix Corp. * (g)                     84,590          729
MHI Hospitality Corp.                125,050        1,251
Michael Baker Corp. *                 38,060          931

                                    Continued

                                     SHARES       VALUE

COMMON STOCKS, CONTINUED
Microtek Medical Holdings, Inc. *    268,240    $   1,140
Monterey Pasta Co. *                 236,590        1,013
Nanometrics, Inc. * (g)               73,630          595
National Atlantic Holdings Corp. *   115,660        1,407
National Dentex Corp. *               66,620        1,093
NGP Capital Resources Co.             68,270        1,093
North Pittsburgh Systems, Inc.        23,920          564
North Pointe Holdings Corp. *         62,320          669
North Valley Bancorp                  43,890          955
Northrim Bancorp, Inc.                25,220          712
Northwest Pipe Co. *                  18,170          683
OSI Systems, Inc. * (g)               68,050        1,631
Osteotech, Inc. *                    192,280        1,054
Pamrapo Bancorp, Inc.                  5,000          116
PAR Technology Corp. *               109,180        1,037
Perceptron, Inc. *                    63,530          631
Pharmacopeia, Inc. *                  84,680          374
Powell Industries, Inc. *             47,700        1,532
ProCentury Corp.                      42,430          834
Quaker Chemical Corp.                 31,990          710
R.G. Barry Corp. *                    77,250          506
Radyne Corp. *                       117,790        1,232
RailAmerica, Inc. *                   75,770        1,228
Rocky Brands, Inc. * (g)              63,130          978
Schawk, Inc. (g)                      46,400          825
Schweitzer-Mauduit International,
  Inc.                                32,090          779
Seabright Insurance Holdings *        66,580        1,199
SEMCO Energy, Inc. *                 125,380          755
Semitool, Inc. *                     103,200        1,160
Southcoast Financial Corp. *          37,380          830
Standard Register Co.                 61,170          773
StealthGas, Inc.                      84,920        1,032
Stepan Co.                            42,620        1,362
Storm Cat Energy Corp. *             245,000          216
Superior Uniform Group, Inc.          42,850          563
Symmetricom, Inc. * (g)              200,030        1,708
Synplicity, Inc. *                   123,070          800
Tasty Baking Co.                      60,070          556
Texas United Bancshares, Inc.         40,850        1,426
The Inventure Group, Inc. *          405,040        1,077
TTM Technologies, Inc. *             100,610        1,078
Ultratech, Inc. *                     55,180          670
United Western Bancorp, Inc. *        34,620          693
Universal Electronics, Inc. *         21,330          445
Vignette Corp. *                      70,270        1,259
Warwick Valley Telephone Co.          43,049          768
White Electronic Designs Corp. *     142,490          828
Willbros Group, Inc. *                74,340        1,540
WSB Financial Group, Inc. *           11,120          216
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                94,655
--------------------------------------------------------------------------------


                                    Continued

MICRO CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE

INVESTMENT COMPANIES (0.9%)

Equus II, Inc.                        60,710    $     505
MVC Capital, Inc.                     23,210          354
--------------------------------------------------------------------------------

TOTAL INVESTMENT COMPANIES                            859
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (4.1%)
Fifth Third Institutional Money
   Market Fund                     4,080,936        4,081
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                     4,081
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (9.4%)
Pool of various securities for Fifth
   Third Funds                     $   9,384        9,384
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                9,384
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $88,797)+ - 109.0%        108,979

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0)%     (8,957)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 100,022
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                            SMALL CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------




                                     SHARES       VALUE

COMMON STOCKS (97.7%)
ADC Telecommunications, Inc. *        90,800    $   1,466
Agilysys, Inc.                        97,975        1,857
Alexander & Baldwin, Inc. (g)         39,000        1,928
Anixter International, Inc. * (g)     32,525        1,798
Ashford Hospitalilty Trust (g)       215,975        2,659
Axcelis Technologies, Inc. *         216,349        1,394
Big Lots, Inc. * (g)                  35,000          908
Biomed Realty Trust, Inc.             22,900          683
Bluegreen Corp. *                     51,875          679
Bob Evans Farms, Inc.                 62,375        2,119
Cabot Microelectronics Corp. * (g)    65,800        1,987
Casey's General Stores, Inc.          89,200        2,275
Coca-Cola Femsa, SA de CV ADR (g)     51,625        2,066
Community Bank System, Inc.           83,550        1,893
CTS Corp.                            120,500        1,868
Endurance Specialty Holdings, Ltd.    53,575        1,822
EnerSys *                            153,325        2,493
EnPro Industries, Inc. *              61,525        2,034
Extreme Networks, Inc. *             381,450        1,583
Ferro Corp.                          112,000        2,386
Griffon Corp. * (g)                   68,175        1,756
Headwaters, Inc. * (g)                74,800        1,699
Hooper Holmes, Inc. *                360,550        1,215
Inter-Tel, Inc.                       61,725        1,397
Iowa Telecommunications Services,
  Inc.                               136,575        2,744
Irwin Financial Corp.                133,125        2,906
Jo-Ann Stores, Inc. * (g)             83,350        2,107
Journal Communications, Inc.         132,625        1,786
Kellwood Co.                          20,250          664
Kindred Healthcare, Inc. *            71,750        2,059
Kronos, Inc. * (g)                    69,125        2,626
La-Z-Boy, Inc. (g)                   134,275        1,730
Lithia Motors, Inc., Class A          52,825        1,518
MainSource Financial Group, Inc.      82,612        1,404
MarineMax, Inc. * (g)                 62,775        1,517
Molina Healthcare, Inc. *             73,175        2,256
Newalliance Bancshares, Inc.         133,200        2,131
Oil States International, Inc. *      55,575        1,602
Orthofix International N.V. *         52,100        2,625
Overseas Shipholding Group, Inc.      35,650        2,215
PepsiAmericas, Inc.                   46,575        1,027
Performance Food Group Co. * (g)      53,450        1,586
Pioneer Drilling Co. *                69,600          882
Platinum Underwriters Holdings,
  Ltd.                                74,475        2,223
Polyone Corp. *                      222,175        1,629
Powerwave Technologies, Inc. *       322,800        1,885
Quebecor World, Inc.                 245,000        3,275
RailAmerica, Inc. *                   81,175        1,316
Sanderson Farms, Inc. (g)             40,650        1,285
Schawk, Inc. (g)                      97,800        1,738
Schnitzer Steel Industries, Inc.,
  Class A                             39,600        1,525
Schweitzer-Mauduit International,
  Inc.                                99,750        2,423
Semitool, Inc. *                     121,200        1,362
Service Corp. International          238,925        2,545

                                    Continued

SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------
                                    PRINCIPAL
                                     AMOUNT       VALUE

COMMON STOCKS, CONTINUED
South Jersey Industries, Inc. (g)     62,950    $   2,080
Stanley Furniture Co., Inc.           14,475          310
Tennant Co.                           76,700        2,372
The Steak n Shake Co. *              106,150        1,872
Tronox, Inc., Class A (g)            106,575        1,537
Tsakos Energy Navigation, Ltd.        56,225        2,550
U-Store-It Trust                     110,150        2,420
UCBH Holdings, Inc. (g)              121,250        2,273
UMB Financial Corp.                   81,050        2,963
United Rentals, Inc. * (g)            80,775        2,080
Vectren Corp.                         68,000        1,912
Wausau Paper Corp.                    97,275        1,385
Westar Energy, Inc.                   72,150        1,917
Wintrust Financial Corp.              27,800        1,273
WPS Resources Corp.                   28,800        1,528
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                               127,028
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (2.4%)
Fifth Third Institutional Money
   Market Fund                     3,110,115        3,110
--------------------------------------------------------------------------------

Total Investments in Affiliates                     3,110
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (21.5%)
Pool of various securities for Fifth
   Third Funds                     $  27,956       27,956
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING               27,956
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $143,383)+ - 121.6%       158,094

LIABILITIES IN EXCESS OF OTHER ASSETS - (21.6)%   (28,114)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 129,980
================================================================================


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                            MULTI CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE

COMMON STOCKS (98.8%)
3M Co.                                57,297    $   4,257
Abbott Laboratories                   95,479        5,060
Alcoa, Inc.                          114,595        3,701
Allstate Corp.                        38,182        2,297
Alltel Corp.                          38,182        2,340
American Electric Power Co.           76,363        3,325
American Express Co.                  38,182        2,223
American International Group, Inc.   133,661        9,150
Anadarko Petroleum Corp.              68,757        3,008
Andrew Corp. * (g)                   190,958        2,028
Applied Materials, Inc.              229,140        4,063
AT&T, Inc.                           114,595        4,313
Autoliv, Inc.                         22,919        1,383
Avnet, Inc. *                         38,182        1,186
Bank of America Corp.                152,776        8,033
Bank of New York Co., Inc.           210,024        8,402
Big Lots, Inc. * (g)                  80,707        2,093
Bob Evans Farms, Inc.                 95,479        3,243
Borg Warner, Inc.                     41,985        2,878
Cabot Microelectronics Corp. *        29,014          876
Caterpillar, Inc.                     45,838        2,937
Charles Schwab Corp.                 171,842        3,251
Chevron Corp.                         76,363        5,565
CIGNA Corp.                           45,838        6,069
Coca-Cola Enterprises, Inc.           65,000        1,334
Coherent, Inc. * (g)                  57,297        1,762
Comerica, Inc.                        61,101        3,623
Computer Sciences Corp. *             29,014        1,522
ConAgra, Inc.                        141,317        3,633
ConocoPhillips                       103,135        6,849
CSX Corp.                             30,575        1,125
Deere & Co.                           15,263        1,530
Dollar General Corp. (g)              43,200          732
Dover Corp.                           30,575        1,517
Dow Chemical Co.                      91,676        3,808
Duke Energy Corp.                     84,020        1,654
E. I. du Pont de Nemours & Co.        91,676        4,544
Edison International                  57,297        2,577
Exxon Mobil Corp.                    118,398        8,774
Federated Department Stores, Inc.     30,087        1,248
Florida East Coast Industries, Inc.   49,641        3,008
FPL Group, Inc.                       38,182        2,163
Gannett Co., Inc.                     53,444        3,106
General Dynamics Corp.                45,838        3,582
General Electric Corp.                76,363        2,753
Global Industries, Ltd. * (g)         99,282        1,337
Goldman Sachs Group, Inc.             22,919        4,862
H.J. Heinz Co.                        41,985        1,978
Harris Corp.                          34,378        1,747
Hartford Financial Services
  Group, Inc.                         49,641        4,711
Health Management Associates, Inc.,
   Class A                           152,776        2,971
Hewlett-Packard Co.                   45,838        1,984
Home Depot, Inc.                      95,479        3,890

                                    Continued

MULTI CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                     SHARES       VALUE

COMMON STOCKS, CONTINUED
Honda Motor Co., Ltd. (g)             57,297    $   2,253
Honeywell International, Inc.         91,676        4,189
Horace Mann Educators Corp.           72,560        1,439
IBM Corp.                             48,130        4,772
Idearc, Inc. *                        11,459          372
Input/Output, Inc. * (g)              38,182          523
Intel Corp.                          248,256        5,203
J.P. Morgan Chase & Co.              190,958        9,726
JAKKS Pacific, Inc. * (g)             76,363        1,548
Johnson & Johnson                     57,297        3,827
Jones Apparel Group, Inc.             95,479        3,262
K2, Inc. * (g)                        76,363          922
KeyCorp                               76,363        2,915
Kraft Foods, Inc. (g)                 95,479        3,334
Laboratory Corp. of America
  Holdings * (g)                      34,378        2,525
Lincare Holdings, Inc. *              22,919          902
Lubrizol Corp.                        76,363        3,934
Manpower, Inc.                        30,575        2,230
Marathon Oil Corp.                    84,020        7,590
McDonald's Corp.                      91,676        4,066
Methode Electronics, Inc.            114,595        1,262
MetLife, Inc.                         68,757        4,271
Molson Coors Brewing Co.,
  Class B (g)                         41,985        3,392
Motorola, Inc.                        35,890          712
National City Corp. (g)              152,776        5,783
Natuzzi S.p.A. ADR *                  57,297          519
New York Community Bancorp,
  Inc. (g)                           152,776        2,580
New York Times Co., Class A (g)      114,595        2,646
NiSource, Inc.                        68,757        1,636
Pall Corp.                           106,939        3,717
Pepco Holdings, Inc.                 106,939        2,736
Pfizer, Inc.                         267,321        7,015
Piper Jaffray Cos., Inc. *            15,263        1,052
Pitney Bowes, Inc.                    19,116          915
Radian Group, Inc.                    15,263          919
Royal Dutch Shell PLC ADR,
  A Shares (g)                        38,182        2,606
Sabre Group Holdings Corp.,
  Class A                             61,101        1,975
Safeway, Inc.                        133,661        4,817
Schering-Plough Corp.                141,317        3,533
Snap-On, Inc.                         22,919        1,105
Spectra Energy Corp. *                41,985        1,097
Sprint Nextel Corp.                  114,595        2,043
Standard Register Co.                152,776        1,930
Stanley Works                         57,297        3,281
SunTrust Banks, Inc.                  45,838        3,809
SUPERVALU, Inc.                      114,595        4,352
Symmetricom, Inc. * (g)              198,614        1,696
TD Ameritrade Holding Corp. * (g)     76,363        1,351
The Walt Disney Co.                   64,904        2,283
Tidewater, Inc.                       53,444        2,756
Triad Hospitals, Inc. *               68,757        2,922
Tupperware Corp.                      57,500        1,341
Tyson Foods, Inc., Class A           229,140        4,067
U.S. Bancorp                         114,595        4,080

                                    Continued

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE

COMMON STOCKS, CONTINUED
UCBH Holdings, Inc.                   57,297    $   1,074
Union Pacific Corp.                   22,919        2,315
United Technologies Corp.             38,182        2,597
UST, Inc.                             19,116        1,098
Verizon Communications, Inc.         229,140        8,827
Vishay Intertechnology, Inc. *        76,363        1,003
Windstream Corp.                     100,605        1,497
Wyeth                                 30,575        1,511
YRC Worldwide, Inc. * (g)             57,297        2,541
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                               354,199
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (1.6%)
Fifth Third Institutional Money Market
  Fund                             5,842,946        5,843
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                     5,843
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (8.9%)
Pool of various securities for Fifth
   Third Funds                     $  31,815       31,815
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING               31,815
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $294,740)+ - 109.3%       391,857

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.3)%    (33,239)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 358,618
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                DISCIPLINED LARGE CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE

COMMON STOCKS (97.2%)
3M Co.                               104,680    $   7,778
Abbott Laboratories                  248,777       13,185
Alcoa, Inc.                          248,777        8,035
Allstate Corp.                       196,948       11,848
Altria Group, Inc.                    82,030        7,169
American International Group, Inc.   228,045       15,610
Anheuser-Busch Co., Inc.             165,852        8,453
Applied Materials, Inc.              456,090        8,086
AT&T, Inc.                           676,752       25,466
Bank of America Corp.                487,188       25,617
Bank of New York Co., Inc.           414,628       16,589
Carnival Corp. (g)                   124,389        6,413
Caterpillar, Inc.                     82,926        5,313
Chevron Corp.                        331,703       24,174
CIT Group, Inc.                       62,195        3,667
Computer Sciences Corp. *             82,926        4,350
ConAgra, Inc.                        184,569        4,745
ConocoPhillips                       333,361       22,138
CVS Corp. (g)                        167,488        5,636
Dow Chemical Co.                     321,099       13,338
E. I. du Pont de Nemours & Co.        82,925        4,110
Edison International                 167,643        7,541
Exxon Mobil Corp.                    290,239       21,507
Fiserv, Inc. *                       165,852        8,719
Fortune Brands, Inc.                  75,878        6,353
FPL Group, Inc. (g)                  165,852        9,395
Gannett Co., Inc.                    192,772       11,208
General Electric Corp.               497,554       17,937
Halliburton Co.                      145,120        4,287
Hartford Financial Services
  Group, Inc.                        145,012       13,763
Health Management Associates, Inc.,
   Class A                            29,307          570
Honeywell International, Inc.        124,388        5,683
IBM Corp.                             62,194        6,167
Intel Corp.                          621,481       13,027
J.P. Morgan Chase & Co.              529,479       26,966
Johnson & Johnson                    290,240       19,388
Kraft Foods, Inc., Class A (g)       331,702       11,583
Marathon Oil Corp.                   125,616       11,348
McDonald's Corp.                     152,995        6,785
Medco Health Solutions, Inc. *       185,418       10,979
MetLife, Inc. (g)                    414,628       25,757
Morgan Stanley                       207,314       17,164
National City Corp. (g)              373,166       14,124
Northrop Grumman Corp.                41,462        2,941
Parker Hannifin Corp.                 62,807        5,198
Pfizer, Inc.                         559,748       14,688
Pitney Bowes, Inc.                   207,314        9,924
R.R. Donnelley & Sons Co.            248,777        9,230
Sprint Nextel Corp.                  213,271        3,803
SunTrust Banks, Inc.                 228,046       18,951
The Black & Decker Corp.              62,195        5,428
TJX Companies, Inc.                  331,702        9,809
United Technologies Corp.            145,120        9,871

                                    Continued

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE

COMMON STOCKS, CONTINUED
UST, Inc. (g)                        297,360    $  17,080
Verizon Communications, Inc.         340,000       13,097
Wal-Mart Stores, Inc.                124,388        5,932
Windstream Corp.                     215,000        3,199
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                               641,122
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (2.9%)
Fifth Third Institutional Money
   Market Fund                     18,997,202      18,997
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                    18,997
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES
   HELD AS COLLATERAL FOR
   SECURITIES LENDING (10.7%)
Pool of various securities for Fifth
   Third Funds                     $  70,331       70,331
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING               70,331
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $592,231)+ - 110.8%       730,450

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.8)%   (71,292)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 659,158
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

LIFEMODEL AGGRESSIVE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------



                                     SHARES       VALUE

INVESTMENTS IN AFFILIATES (H) (100.1%)
Fifth Third Bond Fund                138,565    $   1,355
Fifth Third Disciplined Large Cap
   Value Fund                      2,312,907       32,820
Fifth Third High Yield Bond Fund      17,114          172
Fifth Third Institutional Money
   Market Fund                     2,848,154        2,848
Fifth Third Intermediate Bond Fund   265,699        2,551
Fifth Third International
  Equity Fund                      1,984,162       28,096
Fifth Third Large Cap Core Fund    1,936,087       33,185
Fifth Third Mid Cap Growth Fund    1,256,619       19,000
Fifth Third Multi Cap Value Fund     591,341       14,701
Fifth Third Quality Growth Fund    2,409,366       41,851
Fifth Third Short Term Bond Fund     171,888        1,595
Fifth Third Small Cap Growth Fund *  765,992        9,567
Fifth Third Small Cap Value Fund     360,213        7,348
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                   195,089
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $164,090)+ - 100.1%       195,089

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%       (175)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 194,914
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.


                                         LIFEMODEL MODERATELY AGGRESSIVE FUND SM
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE

INVESTMENTS IN AFFILIATES (H) (100.1%)
Fifth Third Bond Fund              1,928,254  $    18,858
Fifth Third Disciplined Large Cap
   Value Fund                      3,338,425       47,373
Fifth Third High Yield Bond Fund   1,037,687       10,429
Fifth Third Institutional Money
   Market Fund                     1,456,262        1,456
Fifth Third Intermediate
  Bond Fund                        2,879,334       27,642
Fifth Third International
  Equity Fund                      2,861,685       40,521
Fifth Third Large Cap Core Fund    2,898,149       49,675
Fifth Third Mid Cap Growth Fund    1,811,469       27,389
Fifth Third Multi Cap Value Fund     851,427       21,166
Fifth Third Quality Growth Fund    3,366,908       58,484
Fifth Third Short Term Bond Fund   2,399,405       22,266
Fifth Third Small Cap Growth
  Fund *                           1,102,620       13,772
Fifth Third Small Cap Value Fund     518,889       10,585
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                   349,616
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $298,489)+ - 100.1%       349,616

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%       (323)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 349,293
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

LIFEMODEL MODERATE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------





                                     SHARES       VALUE

INVESTMENTS IN AFFILIATES (H) (99.2%)
Fifth Third Bond Fund              5,565,018    $  54,426
Fifth Third Disciplined Large Cap
   Value Fund                      3,650,491       51,800
Fifth Third High Yield Bond Fund   2,092,637       21,031
Fifth Third Intermediate Bond Fund 9,141,752       87,761
Fifth Third International
  Equity Fund                      3,136,374       44,411
Fifth Third Large Cap Core Fund    3,092,532       53,006
Fifth Third Mid Cap Growth Fund    1,974,587       29,856
Fifth Third Multi Cap Value Fund     936,502       23,281
Fifth Third Quality Growth Fund    3,879,331       67,384
Fifth Third Short Term Bond Fund   6,828,334       63,367
Fifth Third Small Cap Growth
  Fund *                           1,201,616       15,008
Fifth Third Small Cap Value Fund     579,066       11,813
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                   523,144
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $478,830)+ - 99.2%        523,144

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%        4,277
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 527,421
================================================================================


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                       LIFEMODEL MODERATELY CONSERVATIVE FUND SM
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------



                                     SHARES       VALUE

INVESTMENTS IN AFFILIATES (H) (99.9%)
Fifth Third Bond Fund              1,361,033    $  13,311
Fifth Third Disciplined Large Cap
   Value Fund                        628,092        8,913
Fifth Third High Yield Bond Fund     418,326        4,204
Fifth Third Institutional Money
   Market Fund                       592,944          593
Fifth Third Intermediate Bond
  Fund                             2,339,888       22,463
Fifth Third International
  Equity Fund                        522,275        7,395
Fifth Third Large Cap Core Fund      526,039        9,016
Fifth Third Mid Cap Growth Fund      328,124        4,961
Fifth Third Multi Cap Value Fund     154,210        3,834
Fifth Third Quality Growth Fund      591,170       10,269
Fifth Third Short Term Bond Fund   1,675,183       15,546
Fifth Third Small Cap Growth
  Fund *                             200,193        2,500
Fifth Third Small Cap Value Fund      95,215        1,942
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                   104,947
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $95,241)+ - 99.9%         104,947

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%           63
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 105,010
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

LIFEMODEL CONSERVATIVE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                     SHARES       VALUE

INVESTMENTS IN AFFILIATES (H) (100.1%)
Fifth Third Bond Fund                951,441    $   9,305
Fifth Third Disciplined Large Cap
   Value Fund                        163,744        2,324
Fifth Third High Yield Bond Fund     263,165        2,645
Fifth Third Institutional Money
   Market Fund                       791,572          792
Fifth Third Intermediate Bond
  Fund                             1,662,003       15,954
Fifth Third International
  Equity Fund                        146,675        2,077
Fifth Third Large Cap Core Fund      140,711        2,412
Fifth Third Mid Cap Growth Fund       93,698        1,417
Fifth Third Multi Cap Value Fund      44,278        1,101
Fifth Third Quality Growth Fund      192,926        3,351
Fifth Third Short Term Bond Fund   1,167,429       10,833
Fifth Third Small Cap Growth Fund *   56,892          711
Fifth Third Small Cap Value Fund      27,289          557
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                    53,479
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $51,735)+ - 100.1%         53,479

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%        (65)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $  53,414
================================================================================


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                           STRATEGIC INCOME FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------
                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE

COMMON STOCKS (7.5%)
Altria Group, Inc.                    22,650    $   1,979
American Capital Strategies,
  Ltd. (g)                            15,400          749
Bank of America Corp.                 19,900        1,046
BB&T Corp.                             4,800          203
Chevron Corp.                          8,430          614
Citigroup, Inc.                       16,925          933
Duke Energy Corp.                     25,800          508
FPL Group, Inc.                       13,650          774
General Electric Corp.                10,735          387
Marshall & Ilsley Corp.                4,400          207
PepsiCo, Inc.                          1,800          117
Procter & Gamble Co.                  11,030          716
Southern Co.                          14,900          544
Spectra Energy Corp. *                12,900          337
Sysco Corp.                            9,525          329
U.S. Bancorp                          20,000          712
Verizon Communications, Inc.           6,950          268
Wachovia Corp.                        11,475          648
Wells Fargo & Co.                     31,890        1,146
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                12,217
--------------------------------------------------------------------------------

CORPORATE BONDS (28.2%)
American General Finance, 5.75%,
  9/15/16 *                        $   1,000        1,008
AMVESCAP PLC, 5.38%, 2/27/13             500          492
Axa SA, 6.46%, 12/14/18 * (e)          1,000          976
Bankers Trust New York, 7.25%,
  10/15/11 *                           1,000        1,067
Bear Stearns Co., Inc., Series
   2003-AC7, Class A2, 5.25%,
   1/25/34                               685          672
Bear Stearns Cos., Inc., 4.65%,
   7/2/18                              1,000          911
Capital One Financial Co., 6.15%,
   9/1/16                              1,500        1,537
Cit Group, Inc., 4.00%, 5/8/08         1,000          983
Citibank Credit Card Issuance Trust,
   3.10%, 3/10/10                        500          488
Comcast Cable, 7.13%, 6/15/13 *          500          539
Core Invest Grade Trust, 4.64%,
  11/30/07 *                             442          437
Countrywide Home Loans, 4.59%,
  10/25/33                             1,347        1,291
Countrywide Home Loans,
   5.03%, 4/20/35 (d)                    448          446
Cox Communications, Inc., 7.75%,
  11/1/10 *                            1,000        1,075
Cullen/Frost Cap Trust I, 6.92%,
  3/1/34 (d)                           1,000        1,029
CVS Corp., 7.77%, 1/10/12 (e)            798          851
Developers Diversified Realty,
   3.88%, 1/30/09                      1,000          968
Emigrant Cap Trust I, 7.15%,
  12/10/33 * (d) (e)                   1,000          994
First Tennessee Cap II, 6.30%,
  4/15/34 *                            1,500        1,421
Goldman Sachs Group, Inc., 5.25%,
  10/15/13                             1,000          986
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3,
   4.60%, 8/10/38                      1,000          981
HBOS PLC, 5.38%, 11/1/13 (d) (e)       2,000        1,967
Hutchison Whampoa International, Ltd.,
   6.50%, 2/13/13 (e)                  1,000        1,041
HVB Funding Trust I, 8.71%,
  6/30/31 (e)                          1,000        1,261

                                    Continued

                                                           STRATEGIC INCOME FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE


CORPORATE BONDS, CONTINUED
International Lease Finance Corp.,
   4.38%, 11/1/09 *                    1,000    $     974
Kraft Foods, Inc., 6.25%, 6/1/12       1,500        1,552
Lehman Brothers Holdings, 5.46%,
   10/22/08 (d)                        1,000        1,001
Lehman Brothers TRAINS, 6.54%,
   8/15/08 (d) (e)                       187          187
Marsh & McLennan Cos., Inc.,
  5.88%, 8/1/33                          500          465
Merrill Lynch Mortgage Investors, Inc.,
   Series 2003-A1, Class 2A,
   4.53%, 12/25/32                       124          126
Motorola, Inc., 6.50%, 11/15/28 (g)      500          501
Pacific Gas & Electric, 4.20%,
  3/1/11 *                             1,000          956
Pemex Project Funding Master Trust,
   7.88%, 2/1/09 *                     1,000        1,037
Public Service Oklahoma, 4.85%,
   9/15/10                               500          488
Radian Group, Inc., 5.63%, 2/15/13       500          498
RBS Capital Trust, Class B, 6.80%,
  3/31/08                                500          504
Residential Asset Securities Corp.,
   Series 2006-KS3, Class AI3,
   5.52%, 4/25/36 (d)                  1,000        1,002
SLM Corp., 2.43%, 4/1/09 (d)           1,000          973
SLM Corp., 2.59%, 2/1/10 (d)           1,000          951
SLM Corp., 4.19%, 11/21/13 (d)         1,000          927
Sprint Capital Corp, 8.38%, 3/15/12 *  1,500        1,665
TCI Communications, Inc., 7.88%,
  8/1/13 *                             1,100        1,221
Union Pacific Corp., 3.63%, 6/1/10       500          470
Union Planters Corp., 4.38%, 12/1/10 *   500          484
United Mexican States, 6.75%,
  9/27/34 (g) *                        1,000        1,060
Washington Mutual, Inc., 4.82%,
  10/25/32                                69           69
Washington Mutual, Inc., Series
   2003-AR10, Class A4, 4.08%,
   10/25/33                              939          931
Wells Fargo Bank NA, 5.95%,
   8/26/36 *                           1,000        1,017
Wells Fargo Mortgage Backed Securities
   Trust, 4.98%, 11/25/34              1,000          975
Wells Fargo Mortgage Backed Securities,
   Series 2005-AR10, Class 2A14,
   4.11%, 6/25/35 (d)                  1,000          975
Weyerhaeuser Co., 7.38%, 3/15/32       1,500        1,594
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                              46,024
--------------------------------------------------------------------------------

FOREIGN BONDS (1.1%)

Korea Development Bank, 3.88%,
  3/2/09 *                             1,000          969
Russian Federation, 8.25%,
  3/31/10 * (e)                          778          810
--------------------------------------------------------------------------------

TOTAL FOREIGN BONDS                                 1,779
--------------------------------------------------------------------------------

CORPORATE BOND EQUIVALENTS (C) (29.9%)
AAG Holding Co., Inc., $1.17          20,000          508
Abbey National PLC, Series C $1.84    60,600        1,554
AMBAC Financial Group, Inc., $1.49    54,100        1,325
BAC Capital Trust I, $1.75            64,500        1,631

                                    Continued

                                     SHARES       VALUE

CORPORATE BOND EQUIVALENTS (C),
   CONTINUED
BAC Capital Trust VI, $1.75           48,600    $   1,238
BBC Capital Trust II, $2.13           31,000          782
Bear Stearns Capital Trust III,
   $1.95                              58,900        1,481
Citigoup Capital VII, $1.78          124,925        3,177
Cleveland Electric Financial Trust I,
   $2.25 (g)                          10,000          262
Consolidated Edison, $1.81            50,700        1,287
Corp-Backed Trust Certs (CBTCS),
   $1.53 (g)                          60,000        1,510
Corp-Backed Trust Certs (CBTCS),
   $1.56 (g)                          33,500          838
Corts-Sherwin Williams, $1.81         17,600          440
Corts-TR Verizon Global, $3.13        54,500        1,391
Developers Diversified Realty, $2.15  48,300        1,226
Dominion CNG Capital Trust I, $1.95   39,800          999
Duke Realty Corp. $1.67               30,000          761
Duquesne Light Co., $1.68             24,000          609
Entergy Arkansas, Inc., $1.50         80,600        2,008
Entergy Mississippi, Inc., $1.50 (g)  29,300          721
Financial Security Assurance Holdings,
    $1.56                             90,750        2,260
Ford Motor Co., $8.50, 4.25%,
   12/15/36                            1,000        1,135
General Electric Capital Corp.,
   $1.53                              19,000          476
General Electric Capital Corp.,
   $1.66                              59,000        1,487
Harris Preferred Capital, Series A,
   $1.84                              31,800          808
HRPT Properties Trust, Series B,
   $2.19                              22,900          582
HSBC Finance Corp. $1.72              32,800          836
HSBC USA, Inc., $1.04                 60,000        1,597
Huntington Preferred Cap, Inc.,
   $1.97                              15,507          450
ING Group NV, $1.80                   41,200        1,051
Kimco Reality Preferred, $1.66        39,994        1,012
MBNA Corp., $2.03                     37,800          964
Merrill Lynch Preferred Capital,
   $0.99                              80,000        2,110
ML Capital Trust III, $1.75 (g)        9,800          250
Morgan Stanley Capital II, $1.81      61,525        1,546
Public Credit & Repack Securities,
   $1.78                              15,600          392
Public Storage, Inc., Series A,
   $2.45                              15,000          401
Rouchester Gas & Electric, $1.66      42,800        1,082
Saturns JPM, $1.78                    12,000          301
Stilwell Financial, $1.97             36,800          924
Wachovia Funding, Series A, $1.81 (g) 79,000        2,215
Wells Fargo Capital Trust V, $1.75    18,600          471
Wells Fargo Capital Trust VI, $1.74   74,550        1,872
Wells Fargo Capital Trust VII,
   $1.46 (g)                          33,500          813
--------------------------------------------------------------------------------

TOTAL CORPORATE BOND EQUIVALENTS                   48,783
--------------------------------------------------------------------------------

PREFERRED STOCKS (C) (9.2%)
Aegon NV, $.77                        20,000          521
Barclays Bank PLC, $.07               40,000        1,062
Duke Realty Corp., $.72 (g)           10,000          258
Equity Residential Properties,
   $2.15                              24,500          622
First Tennessee Bank, $50.72 (e)       1,000        1,038

                                    Continued

STRATEGIC INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------
                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE


PREFERRED STOCKS (C),
   CONTINUED
Freddie Mac, $2.50                    20,000    $     900
Freddie Mac, $2.55 (g)                10,000          467
Freddie Mac, $2.85                    25,500        1,275
Goldman Sachs Group, Inc., $1.16      40,000        1,047
Lehman Brothers, $1.92                50,000        1,305
MetLife, Inc., $1.22 (g)              40,000        1,065
Public Storage, Inc., $1.66 *         40,000          990
Public Storage, Inc., $1.69           30,000          755
Realty Income Corp., $.56             40,000        1,001
Source Capital, $2.40                 35,600        1,157
U.S. Bancorp, $1.73 (g)               20,000          531
UBS Capital XII, $1.58 *              40,000          998
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS                             14,992
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (I) (6.5%)
AMB Property Corp.                     5,550          338
Developers Diversified Realty,
   Corp. (g)                           9,450          634
Duke-Weeks Realty Corp.               12,950          571
Equity Residential Properties Trust   14,350          808
Health Care Property Investors, Inc.  28,750        1,186
Kimco Realty Corp.                    32,750        1,624
ProLogis                              12,025          782
Simon Property Group, Inc.            13,804        1,579
Vornado Realty Trust                  13,000        1,591
Weingarten Realty Investors (g)       30,325        1,501
--------------------------------------------------------------------------------

TOTAL REAL ESTATE INVESTMENT TRUSTS                10,614
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (2.5%)
FANNIE MAE (1.0%)
5.13%, 1/2/14                      $   1,000          990
4.28%, 7/1/18                            620          609
--------------------------------------------------------------------------------
                                                     1,599

--------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE
   CORPORATION (0.3%)
7.32%, 10/1/32 (d)                       411          415
--------------------------------------------------------------------------------

GOVERNMENT NATIONAL
   MORTGAGE ASSOCIATION (1.2%)
5.48%, 8/16/27                         1,150        1,150
4.89%, 7/16/34                         1,000          952
--------------------------------------------------------------------------------
                                                    2,102

--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCIES                      4,116
--------------------------------------------------------------------------------

                                   Continued

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (0.6%)
U.S. TREASURY NOTES (0.6%)
4.75%, 12/31/08 (g)                $   1,000    $     997
--------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS                       997
--------------------------------------------------------------------------------

INVESTMENT COMPANIES (8.7%)

American Income Fund, Inc. (g)       135,400        1,135
Blackrock Income Trust (g)           108,600          678
Blackrock North American Government
   Income                            225,000        2,344
Eaton Vance Tax-Advantaged Dividend
   Income Fund                        23,600          645
ING Prime Rate Trust (g)             160,400        1,187
MFS Government Markets Income
   Trust                             217,400        1,415
MFS Intermediate Income Trust         49,000          304
Pioneer Interest Shares               90,700        1,024
Rivus Bond Fund                      127,000        2,328
Templeton Global Income Fund,
   Inc. (g)                           61,374          560
Van Kampen Bond Fund                  64,800        1,132
Van Kampen Senior Income Trust (g)   152,000        1,350
--------------------------------------------------------------------------------

TOTAL INVESTMENT COMPANIES                         14,102
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (5.6%)
Fifth Third Institutional Money
   Market Fund                     9,171,623        9,172
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                     9,172
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (4.7%)
Pool of various securities for Fifth
   Third Funds                     $   7,626        7,626
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                7,626
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $161,835)+ - 104.5%       170,422

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5)%     (7,410)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 163,012
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                            DIVIDEND GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                     SHARES       VALUE

COMMON STOCKS (98.3%)
3M Co.                                 5,225    $     388
Accenture Ltd., Class A                7,760          292
Altria Group, Inc.                     6,850          599
American International Group, Inc.     8,122          556
Apache Corp.                           3,222          235
AT&T, Inc.                            12,320          464
Bank of America Corp.                  6,291          331
Becton, Dickinson & Co.                9,675          744
Cardinal Health, Inc.                  4,355          311
Charles Schwab Corp.                  19,705          373
Chevron Corp.                          3,415          249
Cisco Systems, Inc. *                 16,220          431
Citigroup, Inc.                       13,500          744
Coca-Cola Co.                          7,520          360
DENTSPLY International, Inc.          11,210          346
Diamond Offshore Drilling, Inc. (g)    3,685          311
Eli Lilly & Co.                        4,428          240
Emerson Electric Corp.                10,295          463
Exxon Mobil Corp.                     14,632        1,086
First Data Corp.                       7,320          182
Franklin Resources, Inc.               4,320          515
General Dynamics Corp.                 3,475          272
General Electric Corp.                25,298          912
Genzyme Corp. *                        5,330          350
Illinois Tool Works, Inc.              4,855          248
Johnson & Johnson                     12,170          813
Kellogg Co. (g)                       10,410          513
Marriott International, Inc.,
   Class A                             7,455          359
Marshall & Ilsley Corp.               11,206          527
McDonald's Corp.                       6,705          297
McGraw-Hill Cos., Inc.                 4,447          298
Merrill Lynch & Co., Inc.              5,030          471
Microchip Technology, Inc.            15,520          540
Microsoft Corp.                       19,310          596
Nike, Inc., Class B                    3,222          318
Noble Corp.                            3,162          237
Novartis AG ADR                        8,010          462
Nuveen Investments, Inc.               6,305          312
PepsiCo, Inc.                         14,015          914
Praxair, Inc.                         11,110          701
Procter & Gamble Co.                  14,015          909
Prudential Financial, Inc.             6,995          623
QUALCOMM, Inc.                         9,598          361
Stryker Corp.                          4,965          308
Sysco Corp. (g)                        6,640          229
Target Corp.                           6,504          399
Texas Instruments, Inc.               10,660          332
United Technologies Corp.             14,707        1,000
Wachovia Corp.                         9,760          551
Weatherford International, Ltd. *      8,643          349

                                   Continued

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE

COMMON STOCKS, CONTINUED
Wells Fargo & Co.                     17,365    $     624
Western Union Corp.                    7,320          164
XTO Energy, Inc.                       6,253          316
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                24,525
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (1.7%)
Fifth Third Institutional Money
   Market Fund                       424,112          424
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                       424
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (4.0%)
Pool of various securities for Fifth
   Third Funds                     $   1,003        1,003
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                1,003
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $22,633)+ - 104.0%         25,952

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%       (986)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $  24,966
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE


COMMON STOCKS (99.6%)
Accenture Ltd., Class A               50,000    $   1,888
Advanced Energy Industries, Inc. *    82,500        1,430
Alliance Data Systems Corp. *         23,000        1,562
Amkor Technology, Inc. * (g)         180,000        1,895
Arris Group, Inc. *                  101,000        1,436
Atmel Corp. *                        219,500        1,313
BEA Systems, Inc. *                  160,000        1,973
BMC Software, Inc. *                  43,500        1,496
Brocade Communications
   Systems, Inc. * (g)               200,000        1,716
Cadence Design Systems, Inc. * (g)    50,000          945
Cisco Systems, Inc. *                 50,000        1,330
Comcast Corp., Class A *              47,500        2,106
Commscope, Inc. *                     60,000        1,938
Compuware Corp. *                    143,500        1,287
Dell, Inc. *                          82,500        2,001
Diebold, Inc.                         19,900          922
Digital River, Inc. * (g)             20,000        1,024
Electronic Arts, Inc. *               20,000        1,000
General Cable Corp. * (g)             25,000        1,078
Getty Images, Inc. * (g)              30,000        1,477
IBM Corp.                             15,000        1,487
Intersil Corp., Class A               50,000        1,178
Intuit, Inc. *                        30,000          944
Lexmark International, Inc. *         25,000        1,576
Mentor Graphics Corp. * (g)           50,000          930
Microsoft Corp.                       50,000        1,543
Microstrategy, Inc., Class A *        11,500        1,396
National Semiconductor Corp.          32,500          752
NovAtel, Inc. *                       21,000          866
Polycom, Inc. *                       40,000        1,345
Silicon Image, Inc. *                 76,500          925
Sykes Enterprises, Inc. *             84,500        1,235
Symantec Corp. * (g)                  76,000        1,346
Synopsys, Inc. *                      40,000        1,064
Taiwan Semiconductor Manufacturing
   Co., Ltd.                         215,000        2,345
Tibco Software, Inc. *               116,500        1,081
TTM Technologies, Inc. *              92,500          991
Valueclick, Inc. *                    47,500        1,212
VeriSign, Inc. *                      75,000        1,792
Western Union Corp.                   92,500        2,066
Xerox Corp. *                         65,000        1,118
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                57,009
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (1.9%)
Fifth Third Institutional Money
   Market Fund                     1,113,529        1,114
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                     1,114
--------------------------------------------------------------------------------

                                   Continued

                                   PRINCIPAL
                                     AMOUNT       VALUE

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (15.0%)
Pool of various securities for Fifth
   Third Funds                     $   8,589    $   8,589
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                8,589
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $65,144) + - 116.5%        66,712

LIABILITIES IN EXCESS OF OTHER ASSETS - (16.5)%    (9,444)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $  57,268
================================================================================


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                       INTERNATIONAL EQUITY FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                     SHARES       VALUE


FOREIGN STOCKS (J) (94.6%)
AUSTRALIA (3.6%)
AGL Energy, Ltd. *                     5,010    $      67
Alinta, Ltd.                           2,893           31
Alumina, Ltd.                         56,276          283
Amcor, Ltd.                           43,697          248
AMP, Ltd.                             29,822          243
Ansell, Ltd.                           1,145           10
Australia & New Zealand Banking
   Group, Ltd.                        13,220          300
BHP Billiton, Ltd.                   173,996        3,561
BlueScope Steel, Ltd.                 36,861          248
Boral, Ltd.                           28,950          181
Brambles, Ltd. *                      24,222          262
Caltex Australia, Ltd.                19,340          328
Coca-Cola Amatil, Ltd.                19,435          118
Coles Myer, Ltd.                      10,427          115
Commonwealth Bank of Australia        27,683        1,077
CSL, Ltd.                              3,164          171
CSR, Ltd.                             49,853          139
Foster's Group, Ltd.                  43,616          229
Insurance Australia Group             41,347          208
James Hardie Industries NV (g)        23,149          171
John Fairfax Holdings, Ltd.            8,771           34
Leighton Holdings, Ltd.                2,707           46
Lend Lease Corp., Ltd.                 4,578           67
Macquarie Bank, Ltd.                   5,111          322
Macquarie Infrastructure Group (g)    78,876          225
Mayne Nickless, Ltd.                   9,701           31
Mayne Pharma, Ltd.                     9,701           31
National Australia Bank, Ltd.         37,106        1,166
Newcrest Mining, Ltd.                 16,118          263
Onesteel, Ltd.                        29,255          108
Orica, Ltd.                           13,895          262
Origin Energy, Ltd.                  138,561          980
Paperlinx, Ltd.                       23,747           66
QBE Insurance Group, Ltd.             16,043          385
Rinker Group, Ltd.                    49,029          709
Rio Tinto, Ltd. (g)                   15,093          904
Santos, Ltd.                         101,754          738
Sonic Healthcare, Ltd.                 1,643           19
Stockland Trust Group                    469            3
Suncorp Metway, Ltd. (g)               5,353           90
Sydney Roads Group                    27,950           29
TABCORP Holdings, Ltd.                10,500          143
Telstra Corp., Ltd. (g)               51,965          171
Toll Holdings, Ltd.                    4,869           80
Transurban Group (g)                   6,589           40
Westfarmers, Ltd.                      8,341          248
Westpac                               20,245          396
Woodside Petroleum, Ltd.              55,666        1,624
Woolworths, Ltd.                      26,799          496
--------------------------------------------------------------------------------
                                                   17,666

--------------------------------------------------------------------------------

                                   Continued


                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
AUSTRIA (1.0%)
Andritz AG                               476    $     103
Bank Austria Creditanstalt             2,595          448
Boehler-Uddeholm AG                    2,583          182
Erste Bank Der Oesterreichischen
   Sparkassen AG                      13,069        1,024
Flughafen Wein AG                        714           71
Immofinanz Immobilien Anlagen *       24,044          365
Mayr-Melnhof Karton AG                   291           57
Oesterreichische                       5,416          262
Elektrizitaetswirtschafts AG

OMV AG                                11,547          618
Raiffeisen Intl Bank Holding AG (g)    1,926          295
Telekom Austria AG                    23,654          646
Voest-Alpine Stahl AG                  5,236          305
Wiener Staedtische Allgemine           1,518          111
Versicherung AG

Wienerberger Baust                     4,140          256
--------------------------------------------------------------------------------
                                                    4,743

--------------------------------------------------------------------------------

BELGIUM (1.0%)
Agfa Gevaert NV                        1,931           50
Bekaert NV                               325           40
Belgacom SA                            3,263          148
Delhaize Group                         1,553          129
Dexia                                 25,883          770
Fortis                                36,918        1,557
Groupe Bruxelles Lambert SA            1,616          189
InBev NV                               3,790          244
KBC Bancassurance Holding SA           3,615          456
Solvay SA (g)                          2,472          377
UCB SA (g)                             4,219          280
Umicore                                1,052          185
--------------------------------------------------------------------------------
                                                    4,425

--------------------------------------------------------------------------------

BERMUDA (0.2%)
Cheung Kong Infrastructure
   Holdings, Ltd.                     13,000           47
Esprit Holdings, Ltd.                 35,000          357
Johnson Electric Holdings, Ltd.       46,500           34
Kerry Properties, Ltd.                12,745           60
Li & Fung, Ltd.                       61,200          193
Shagri-La Asia, Ltd.                  31,021           84
Yue Yuen Industrial Holdings, Ltd.    13,500           46
--------------------------------------------------------------------------------
                                                      821

--------------------------------------------------------------------------------

BRAZIL (0.9%)
Aracruz Celulose SA, B Shares         21,867          122
Arcelor Brasil SA                      3,690           75
Banco Itau Holding Financeira SA      21,867          809
Centrais Eletricas Brasileiras SA,
   B Shares                        5,176,000          117
Companhia de Bebidas das
   Americas                          154,000           71
Companhia de Concessoes
   Rodoviarias                        12,300          162
Companhia Siderurgica Nacional SA      4,200          136
Companhia Vale do Rio Doce,
   A Shares                           60,952        1,722
Empresa Brasileira de Aeronautica SA
   (Embraer)                          17,200          173


                                   Continued

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE


FOREIGN STOCKS (J), CONTINUED
BRAZIL, CONTINUED

Gol-Linhas Aereas Intelligentes
   SA ADR (g)                          5,200    $     157
Souza Cruz SA                          3,900           74
Tele Norte Leste Participacoes SA     13,537          182
Telesp Celular Participacoes SA *     21,249           81
Unibanco - Uniao de Bancos
   Brasileiros SA GDR                  3,700          351
Usinas Siderurgicas de Minas Gerais
   SA, A Shares                        4,373          165
--------------------------------------------------------------------------------
                                                    4,397

--------------------------------------------------------------------------------

CHINA (1.0%)
Air China Limited, H Shares          143,000          102
Aluminum Corp of China, Ltd.         146,000          131
Anhui Conch Cement Co., Ltd.,
   H Shares                            2,000            7
Anhui Expressway Co., Ltd.,
   H Shares                          116,000          100
Bank of China, Ltd., H Shares *      780,000          386
Bank of Communications, Ltd.,
   H Shares                          513,000          554
China Construction Bank, H Shares  1,170,974          690
China COSCO Holdings Co., Ltd.,
   H Shares                          110,000           81
China Life Insurance Co., Ltd.,
   H Shares                          257,000          757
China National Building Material Co.,
   Ltd., H Shares                    127,287          100
China Petroleum & Chemical Corp.     600,000          502
China Shenhua Energy Co., Ltd.,
   H Shares                          121,500          297
China Shipping Development
   Co., Ltd.                          57,947           82
China Telecom Corp., Ltd.            570,000          276
Dongfeng Motor Corp., H Shares *      87,942           54
Guangzhou R&F Properties Co., Ltd.,
   H Shares                           35,800           69
Harbin Power Equipment Co., Ltd.     170,000          189
Jiangxi Copper Co., Ltd.              51,000           52
Ping An Insurance Co., Ltd.           47,000          229
Shanghai Electric Group Co., Ltd.,
   H Shares                           30,000           15
Yanzhou Coal Mining Co., Ltd.         78,000           73
Zhejiang Expressway Co., Ltd.         20,000           15
Zijin Mining Group Co., Ltd.,
   H Shares                          110,000           68
--------------------------------------------------------------------------------
                                                    4,829

--------------------------------------------------------------------------------

DENMARK (0.6%)
A P Moller - Maersk AS                    10          101
Danisco AS (g)                           900           74
Danske Bank (g)                       23,187        1,071
DSV AS                                 1,400          241
GN Store Nord AS (g)                  12,700          187
Novo Nordisk AS                        8,730          752
Novozymes AS                           1,950          169
Vestas Wind Systems AS *               5,550          247
William Demant Holdings AS * (g)       1,000           85
--------------------------------------------------------------------------------
                                                    2,927

--------------------------------------------------------------------------------

EGYPT (0.1%)
Orascom Telecom Holdings SAE           4,611          316
--------------------------------------------------------------------------------

                                   Continued

                                     SHARES       VALUE

--------------------------------------------------------------------------------

FOREIGN STOCKS (J), CONTINUED
FINLAND (1.3%)
Cargotec Corp., B Shares               1,677    $     100
Fortum Oyj                             7,889          218
Kesko Oyj, B Shares                    4,303          229
Kone Oyj, B Shares                     3,494          206
Metso Oyj, B Shares                    4,916          262
Neste Oil Oyj                          2,291           70
Nokia Oyj                            137,135        3,017
Outokumpo Oyj                          9,796          392
Rautaruukki Oyj                        3,858          153
Sampo Insurance Co.                   14,456          397
Stora Enso Oyj                        25,479          427
TietoEnator Oyj (g)                    5,785          156
UPM-Kym'mene Oyj                      22,207          572
Uponor Oyj                             1,282           50
Wartsila Corp. Oyj, B Shares           2,711          156
--------------------------------------------------------------------------------
                                                    6,405

--------------------------------------------------------------------------------

FRANCE (7.8%)
Accor SA                              11,273          934
Alcatel                               52,191          675
Alstom *                               5,259          642
Arkema *                               1,732           87
Atos Origin SA *                         921           52
AXA SA                                76,906        3,264
BNP Paribas SA                        35,928        4,036
Bouygues                               9,265          626
Business Objects SA *                  2,525           95
Cap Gemini                             3,881          247
Carrefour SA                          21,890        1,265
Casino Guichard-Perrachon              1,989          173
CNP Assurances                         2,593          298
Compagnie de Saint-Gobain              9,635          914
Compagnie Generale des
   Etablissements Michelin             2,700          247
Credit Agricole SA                    15,088          651
Dassault Systems SA                    1,976          108
Essilor International SA               1,967          221
Euronext NV                            2,060          252
European Aeronautic Defence and
   Space Co.                           7,477          248
France Telecom SA                     48,391        1,344
Gecina SA                              1,692          281
Groupe Danone                          8,926        1,379
Hermes International                     907          111
Imerys SA                              1,109          106
Klepierre                              1,428          253
L'Air Liquide SA                       4,204          980
L'Oreal SA                             7,776          822
Lafarge SA                             6,143          941
Lagardere Group SCA                    3,308          260
LVMH Moet-Hennessy Louis Vuitton       5,763          608
Neopost SA                             1,474          190
Peugeot SA                             3,077          203
PPR SA                                 1,501          221
Publicis Groupe                        2,424          104
Renault SA                             3,166          393
Safran SA (g)                          3,146           75

                                   Continued

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                     SHARES       VALUE


FOREIGN STOCKS (J), CONTINUED
FRANCE, CONTINUED
Sanofi-Aventis                        30,900    $   2,729
Schneider Electric SA                  6,914          838
Societe BIC SA                         1,260           85
Societe Generale-A                    14,131        2,496
Societe Television Francaise I         2,985          101
Sodexho SA (g)                         4,462          311
Suez SA (g)                           14,782          727
Technip-Coflexip SA (g)                1,412           91
Thales SA                              3,101          164
Thomson                                5,520          105
Total SA                              72,142        4,871
Unibail Union Credit (g)               2,309          585
Veolia Environnement                   2,994          211
Vinci SA                               4,416          609
Vivendi Universal                     20,635          852
Zodiac SA (g)                          1,437           99
--------------------------------------------------------------------------------
                                                   38,180

--------------------------------------------------------------------------------

GERMANY (8.9%)
Adidas-Salomon AG (g)                 10,543          506
Allianz AG                            19,533        3,909
Altana AG (g)                          3,587          220
BASF AG                               26,893        2,600
Bayer AG                              25,694        1,514
Beiersdorf AG                          2,606          174
Celesio AG                             3,977          228
Commerzbank AG                        30,363        1,287
Continental AG                         6,536          790
DaimlerChrysler AG                    40,459        2,521
Deutsche Bank AG                      26,575        3,753
Deutsche Boerse AG                     5,106        1,074
Deutsche Lufthansa AG                 11,473          321
Deutsche Post AG                      36,055        1,109
Deutsche Postbank AG                   2,660          229
Deutsche Telekom AG                  143,808        2,528
E.ON AG                               31,046        4,216
Fresenius Medical Care AG              3,192          429
Heidelberger Druckmaschinen AG         2,550          108
Henkel KGaA                            3,070          481
Hochtief AG                            2,806          227
Hypo Real Estate Holding AG            6,833          451
Karstadt AG * (g)                      3,816          123
Linde AG                               3,914          421
MAN AG                                 7,985          839
Merck KGAA (g)                         2,442          285
Metro AG                               7,206          494
Muenchener Rueckver AG                 9,844        1,553
Porsche AG (g)                           351          443
Puma AG Rudolf Dassler Sport             604          220
RWE AG                                 1,822          165
RWE AG                                20,783        2,179
SAP AG                                44,624        2,067
Siemens AG (g)                        40,403        4,435
Suedzucker AG                          3,907           85
Thyssen Krupp AG                      18,328          865
TUI AG (g)                            11,560          242

                                   Continued


                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
GERMANY, CONTINUED
Volkswagen AG (g)                      7,791    $     870
--------------------------------------------------------------------------------
                                                   43,961

--------------------------------------------------------------------------------

GREAT BRITAIN (18.5%)
3I Group PLC                           2,192           46
Aegis Group PLC                       31,687           89
AMEC PLC                              11,212          103
Amvescap PLC                           3,375           41
Anglo American PLC                    80,011        3,730
Arriva PLC                             9,525          135
AstraZeneca PLC                       63,806        3,560
Astro All Asia Networks PLC           12,700           20
Aviva PLC                            100,045        1,620
BAE Systems PLC                      113,970          942
Balfour Beatty PLC                    18,646          153
Barclays PLC                         192,798        2,819
Barratt Developments PLC               5,762          134
BBA Aviation PLC                      21,830          121
Bellway PLC                            3,170           88
Berkeley Group Holdings PLC *          3,169           94
BG Group PLC                         116,390        1,532
BHP Billiton PLC                     129,663        2,439
Biffa PLC                             12,728           82
Boots Group PLC                       16,320          259
BP PLC                               590,703        6,240
British Airways PLC *                 22,265          236
British American Tobacco PLC          43,106        1,308
British Land Co. PLC                  12,671          393
British Sky Broadcasting Group PLC    24,613          264
BT Group PLC                         265,844        1,604
Bunzl PLC                             14,047          176
Burberry Group PLC                     6,691           87
Cadbury Schweppes PLC                 72,788          823
Capita Group PLC                       3,054           38
Carnival PLC                           8,120          442
Centrica PLC                          71,450          522
Close Brothers Group PLC                 665           13
Cobham PLC                            42,098          171
Compass Group PLC                     97,963          587
Corus Group PLC                       29,601          349
Daily Mail & General Trust PLC         7,326          109
Diageo PLC                           134,827        2,628
Dixons Group PLC                      44,929          149
Electrocomponents PLC                 18,877          104
EMAP PLC                               5,350           84
EMI Group PLC                         20,249           98
Enterprise Inns PLC                   32,688          414
Fiberweb PLC *                         6,806           27
FirstGroup PLC                        22,188          239
FKI PLC                               18,059           40
Friends Provident PLC                 76,418          327
George Wimpey PLC                      9,409          100
GKN PLC                               17,809          113
Glaxosmithkline PLC                  217,637        5,869
Group 4 Securicor PLC                  5,825           22
Hammerson PLC                          6,952          201
Hanson PLC                            24,053          366

                                   Continued

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE


FOREIGN STOCKS (J), CONTINUED
GREAT BRITAIN, CONTINUED
Hays PLC                               8,139    $      25
HBOS PLC                             111,910        2,454
Home Retail Group PLC                 18,049          151
HSBC Holdings PLC                    169,610        3,082
ICAP PLC                               2,480           24
IMI PLC                               17,446          179
Imperial Chemical Industries PLC      39,639          357
Imperial Tobacco Group PLC            17,917          732
InterContinental Hotels Group PLC     19,207          482
International Power PLC                8,683           61
Invensys PLC *                        21,742          127
ITV PLC                               84,584          180
J Sainsbury PLC                       39,069          333
Johnson Matthey PLC                    7,322          213
Kelda Group PLC                       11,999          220
Kesa Electricals PLC                   7,387           50
Kingfisher PLC                        27,117          128
Ladbrokes PLC                         26,584          229
Land Securities Group PLC             11,323          478
Legal & General Group PLC            253,548          774
Liberty International PLC              6,072          152
Lloyds TSB Group PLC                 188,022        2,157
Logica PLC                            32,072          108
London Stock Exchange Group PLC        1,096           28
Man Group PLC                          8,180           86
Marks & Spencer PLC                   36,753          488
Meggitt PLC                           18,990          126
Misys PLC                             21,707          104
Mitchells & Butlers PLC               19,808          272
National Express Group PLC             7,717          162
National Grid PLC                     85,755        1,296
Next PLC                               5,728          220
Pearson PLC                           17,694          280
Persimmon PLC                          6,505          178
Provident Financial PLC                1,305           19
Prudential Corp. PLC                  71,902          972
Punch Taverns PLC                     11,413          258
Reckitt Benckiser PLC                 20,625          995
Reed Elsevier PLC                     28,011          320
Rentokil Initial PLC                   9,250           29
Resolution PLC                         1,014           13
Reuters Holding PLC                   32,849          279
Rexam PLC                             18,570          197
Rio Tinto PLC                         57,086        3,078
Rolls-Royce Group PLC                 54,413          500
Royal Bank of Scotland Group PLC      86,045        3,476
Royal Dutch Shell PLC                129,640        4,389
Royal Dutch Shell PLC, B Shares       90,568        3,048
Sage Group PLC                        49,703          264
Schroders PLC                            635           14
Scottish & Southern Energy PLC        26,234          772
Scottish Power PLC                    44,384          651
Serco Group PLC                        2,367           19
Severn Trent PLC                       8,137          227
Signet Group PLC                      37,640           89
Slough Estates PLC                     9,908          146

                                   Continued


                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
GREAT BRITAIN, CONTINUED
Smith & Nephew PLC                    14,846    $     167
Smiths Industries PLC                 18,844          397
Stagecoach Group PLC                  40,967          122
Tanjong PLC                            5,700           24
Tate & Lyle PLC                       24,940          288
Taylor Woodrow PLC                    14,089          113
Tesco PLC                            225,072        1,853
Tompkins PLC                          33,747          182
Unilever PLC                          53,987        1,469
United Business Media PLC              6,957           97
United Utilities PLC                   4,667           70
Vodafone Group PLC                 1,704,335        4,976
Whitbread PLC                          9,048          289
William Hill PLC                      18,830          238
Wolseley PLC                          20,329          526
WPP Group PLC                         21,688          319
Xstrata PLC                           41,131        1,917
Yell Group PLC                        14,928          180
--------------------------------------------------------------------------------
                                                   91,068

--------------------------------------------------------------------------------

GREECE (0.4%)
Alpha Bank A.E.                       14,112          456
EFG Eurobank Ergasias                  7,234          284
National Bank of Greece SA            12,654          659
OPAP SA                                7,500          282
Titan Cement Co.                       2,300          130
--------------------------------------------------------------------------------
                                                    1,811

--------------------------------------------------------------------------------

HONG KONG (1.6%)
Angang New Steel Co., Ltd.,
   H Shares                            6,000            9
ASM Pacific Technology, Ltd.           1,500            9
Bank of East Asia, Ltd.               48,817          283
Beijing Datang Power Generation       64,000           65
BOC Hong Kong Holdings, Ltd.         118,500          312
Cathay Pacific Airways, Ltd.          30,000           78
Cheung Kong Infrastructure
   Holdings, Ltd.                     49,000          650
China Mobile, Ltd.                    84,000          773
China Water Affairs Group, Ltd. *     62,407           27
CLP Holdings, Ltd.                    59,680          448
Guangdong Investment, Ltd.           404,000          206
Hang Lung Properties, Ltd.            60,000          164
Hang Seng Bank, Ltd.                  25,000          348
Henderson Land Development, Ltd.      25,000          146
Hong Kong & China Gas Co., Ltd.      129,348          288
Hong Kong Electric Holdings, Ltd.     46,000          227
Hong Kong Exchanges & Clearing, Ltd.  33,000          362
Hopewell Highway Infrastructure, Ltd. 83,000           79
Hopewell Holdings, Ltd.               19,000           73
Huaneng Power International          144,000          130
Hutchison Telecommunications
   International, Ltd.*               43,000          104
Hutchison Whampoa, Ltd.               68,000          679
Hysan Development Co., Ltd.           18,999           52
MTR Corp.                             45,950          122
New World Development Co., Ltd.       76,564          168
NWS Holdings, Ltd.                    68,000          147

                                   Continued

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
HONG KONG, CONTINUED
PCCW, Ltd.                           109,047    $      66
Petrochina                           564,000          696
Sino Land Company, Ltd.               24,900           56
Sinopec Shanghai Petrochem            22,000           11
Sun Hung Kai Properties, Ltd.         43,136          526
Swire Pacific, Ltd.                   31,000          358
Techtronic Industries Co., Ltd.       28,500           44
Television Broadcasts, Ltd.           10,000           69
The Link REIT                         53,500          126
Wharf Holdings, Ltd.                  38,600          143
--------------------------------------------------------------------------------
                                                    8,044

--------------------------------------------------------------------------------

INDONESIA (0.4%)
PT Aneka Tambang Tbk                  29,500           25
PT Astra International Tbk            85,000          140
PT Bank Central Asia Tbk             263,000          149
PT Bank Danamon Indonesia Tbk         73,000           48
PT Bank Mandiri Tbk                  251,500           71
PT Bank Rakyat Indonesia Tbk         228,000          134
PT Bumi Resources Tbk                729,500           87
PT Gudang Garam Tbk                   32,500           37
PT Indo Food Sukses Makmur Tbk       222,000           41
PT Indocement Tunggal Prakarsa Tbk    44,500           26
PT Indosat Tbk                       106,500           70
PT International Nickel Indonesia Tbk  9,000           33
PT Kalbe Farma Tbk *                 211,000           30
PT Mulia Industrindo Tbk *            19,000           --#
PT Perusahaan Gas Negra Tbk           75,000           77
PT Semen Gresik (Persero) Tbk          9,000           38
PT Telekomunikasi Indonesia Tbk      931,500          973
PT Unilever Indonesia Tbk             72,500           47
PT United Tractors Tbk                57,500           43
--------------------------------------------------------------------------------
                                                    2,069

--------------------------------------------------------------------------------

IRELAND (0.1%)
Allied Irish Banks PLC                 6,500          188
Bank of Ireland PLC                    1,300           29
Depfa Bank PLC                        16,076          284
--------------------------------------------------------------------------------
                                                      501

--------------------------------------------------------------------------------

ITALY (0.7%)
Banca Intesa SpA                     135,197        1,023
Banche Popolari Unite Scrl             8,539          242
Capitalia SpA                         14,898          134
Mediobanca SpA                         3,125           72
UniCredito Italiano SA               208,894        1,941
--------------------------------------------------------------------------------
                                                    3,412

--------------------------------------------------------------------------------

JAPAN (24.8%)
Acom Co., Ltd.                         1,030           39
Advantest                              9,800          492
AEON Co., Ltd.                        25,600          558
AEON Credit Service Co., Ltd.            900           17
Aiful Corp.                              950           29
Ajinomoto Co., Inc.                   30,400          384
Alps Electric Co., Ltd.                7,300           77
Amada Co., Ltd.                       15,000          161
Asahi Breweries, Ltd.                 19,800          305
Asahi Glass Co., Ltd.                 58,800          776

                                   Continued


                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
JAPAN, CONTINUED
Asahi Kasei Corp.                     58,000    $     386
Asatsu, Ltd.                           1,200           37
Astellas Pharma, Inc.                 23,100          984
Bank of Kyoto, Ltd. (g)               14,000          147
Bank of Yokohama, Ltd.                72,000          586
Benesse Corp.                          2,500           98
Bridgestone Corp.                     44,600          971
Canon, Inc.                           44,800        2,363
Casio Computer Co., Ltd. (g)          16,200          335
Central Japan Railway Co.                 65          696
Chiba Bank, Ltd.                      45,000          406
Chiyoda Corp.                          9,000          189
Chubu Electric Power Co., Inc.        23,000          733
Chugai Pharmaceutical Co., Ltd.       12,204          275
Citizen Watch Co., Ltd.               15,200          124
COMSYS Holdings Corp.                  8,000           92
Credit Saison Co., Ltd.                2,400           87
CSK Corp.                              3,800          171
Dai Nippon Printing Co., Ltd.         20,600          324
Daicel Chemical Industries, Ltd.       8,000           58
Daiichi Sanko Co., Ltd.               31,600          883
Daikin Kogyo Corp.                     8,600          285
Dainippon Ink & Chemicals, Inc.       30,000          120
Daito Trust Construction Co., Ltd.     7,200          347
Daiwa House Co., Ltd.                 36,600          622
Daiwa Securities Group, Ltd. (g)      56,000          691
Denki Kagaku Kogyo Kabushiki          18,000           75
Kaisha, Ltd.
Denso Corp.                           32,550        1,308
Dentsu, Inc.                              22           66
Dowa Mining Co., Ltd.                 27,000          232
E*TRADE Securities Co., Ltd. (g)          71          103
East Japan Railway Co.                   188        1,308
Ebara Corp. (g)                       15,800           66
Eisai Co., Ltd.                       10,802          556
FamilyMart Co., Ltd.                   2,700           70
Fanuc Co., Ltd.                        9,100          849
Fast Retailing Co., Ltd.               3,600          287
Fuji Electric Holdings Co., Ltd.      10,000           47
Fuji Photo Film Co., Ltd.             21,500          889
Fuji Soft ABC, Inc.                    2,000           49
Fuji Television Network                   29           65
Fujikura                              13,000          114
Fujitsu, Ltd.                         81,000          609
Furukawa Electric Co., Ltd.           29,800          203
Hankyu Department Stores, Inc.         4,000           36
Hirose Electric Co., Ltd.              1,300          154
Hitachi Chemical Co., Ltd.             1,000           23
Hitachi Construction Machinery
   Co., Ltd.                           1,200           34
Hitachi Plant Technologies, Ltd.      14,000           72
Hitachi, Ltd.                        146,000          982
Hokkaido Electric Power Co., Inc.      6,400          161
Hokuhoku Financial Group, Inc.        75,000          286
Honda Motor Co., Ltd.                 91,051        3,583
Hoya Corp.                            18,000          654
IBIDEN Co., Ltd.                       5,100          254

                                   Continued

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                     SHARES       VALUE


FOREIGN STOCKS (J), CONTINUED
JAPAN, CONTINUED
Index Corp. (g)                           53    $      34
INPEX Holdings, Inc. *                    19          156
Isetan Co., Ltd.                       9,700          183
Ishikawajima-Harima Heavy
   Industries Co., Ltd.               52,000          196
Itochu Corp.                          68,000          595
Itochu Techno-Science Corp.            1,600           81
Japan Airlines System Corp. * (g)     43,000           91
Japan Real Estate Investment Corp.        22          259
Japan Retail Fund Investment Corp.        19          173
Japan Tobacco, Inc.                      166          802
JFE Holdings, Inc.                    17,400          971
JGC Corp.                             13,000          227
Joyo Bank, Ltd.                       51,000          304
JS Group Corp.                        12,200          279
JSR Corp.                              7,800          186
Kajima Corp. (g)                      62,400          289
Kaneka Corp.                          11,000           99
Kansai Electric Power Co., Inc.       32,000          899
Kao Corp.                             27,000          775
Kawasaki Heavy Industries,
   Ltd. (g)                          117,000          456
Kawasaki Kisen Kaisha, Ltd. (g)        4,000           35
Keihin Electric Express Railway
   Co., Ltd. (g)                      12,000           86
Keio Electric Railway Co., Ltd.        8,000           53
Keyence Corp.                          1,600          361
Kikkoman Corp.                         6,000           76
Kinki Nippon Railway Co., Ltd. (g)    75,230          221
Kirin Brewery Co., Ltd.               41,400          637
Kobe Steel, Ltd.                      85,000          308
Kokuyo Co., Ltd.                       2,900           40
Komatsu, Ltd.                         52,600        1,125
Komori Corp.                           1,000           21
Konami Co., Ltd.                       5,300          140
Konica Corp. *                        20,000          273
Kubota Corp.                          72,000          764
Kuraray Co., Ltd.                     18,500          224
Kurita Water Industries, Ltd. (g)      3,200           69
Kyocera Corp.                          7,100          654
Kyowa Hakko Kogyo Co., Ltd.           14,000          123
Kyushu Electric Power Co., Inc.       14,400          405
Lawson, Inc.                           2,400           87
Leopalace 21 Corp.                     5,700          182
Mabuchi Motor Co., Ltd.                1,200           70
Marubeni Corp.                        65,800          357
Marui Co., Ltd.                       25,500          315
Matsui Securities Co., Ltd.              100            1
Matsushita Electric Industrial
   Co., Ltd.                          93,000        1,855
Matsushita Electric Works             15,000          166
Meiji Seika Co., Ltd.                  6,000           28
Meitec Corp.                           1,200           37
Millea Holdings, Inc.                 34,600        1,239
Minebea Co., Ltd.                     18,000          120
Mitsubishi Chemical Holdigs Corp.     41,500          280
Mitsubishi Corp.                      59,100        1,206
Mitsubishi Electric Corp.            101,800          923
Mitsubishi Estate Co., Ltd.           54,000        1,548

                                   Continued


                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
JAPAN, CONTINUED
Mitsubishi Heavy Industries, Ltd.    173,000    $     891
Mitsubishi Logistics Corp.             3,000           49
Mitsubishi Materials Corp.            86,000          338
Mitsubishi Rayon Co., Ltd.            25,000          172
Mitsubishi Tokyo Financial
   Group, Ltd.                           353        4,288.
Mitsubishi UFJ Securities Co., Ltd.   11,000          125
Mitsui & Co., Ltd.                    72,800        1,166
Mitsui Chemicals, Inc.                22,000          179
Mitsui Fudosan Co., Ltd.              38,400          998
Mitsui Mining & Smelting Co., Ltd.    52,000          269
Mitsui O.S.K. Lines, Ltd.              9,000           94
Mitsui Sumitomo Insurance Co.         57,230          685
Mitsui Trust Holding, Inc.            34,513          381
Mitsukoshi, Ltd.                      26,000          119
Miura Co., Ltd.                        6,200          149
Mizuho Financial Group, Inc.             416        3,005
Murata Manufacturing Co., Ltd.         8,800          624
NEC Corp.                             87,200          441
NEC Electronics Corp. * (g)            2,400           63
Net One Systems Co., Ltd.                 30           43
New Oji Paper Co.                     49,400          271
NGK Insulators, Ltd.                  18,600          282
NGK Spark Plug Co., Ltd.              11,000          224
Nidec Corp.                            4,700          333
Nikko Cordial Corp.                   38,000          377
Nikon Corp.                           14,000          316
Nintendo Co., Ltd.                     5,900        1,753
Nippon Building Fund, Inc.                27          401
Nippon Electric Glass Co., Ltd.        9,000          215
Nippon Express Co., Ltd.              38,600          221
Nippon Meat Packers, Inc.              8,600           97
Nippon Mining Holdings, Inc.          23,500          170
Nippon Oil Co., Ltd.                  72,600          488
Nippon Paper Group, Inc.                  41          156
Nippon Sheet Glass Co., Ltd.          19,000           93
Nippon Steel Corp.                   218,800        1,298
Nippon Telegraph and Telephone Corp.     137          685
Nippon Yusen Kabushiki Kaisha         57,000          437
Nishi-Nippon City Bank, Ltd.          39,000          166
Nissan Chemical Industries, Ltd.       6,000           74
Nissan Motors Co., Ltd.              136,000        1,700
Nisshin Seifun Group, Inc.             5,500           57
Nisshin Steel Co., Ltd.                8,000           30
Nisshinbo Industries, Inc.             3,000           33
Nissin Food Products Co., Ltd.         3,800          138
Nitto Denko Corp.                      9,400          464
Nomura Holdings, Inc.                 80,900        1,649
Nomura Research Institute, Ltd.        1,300          203
NSK, Ltd.                             35,000          321
NTN Corp.                             25,000          227
NTT Data Corp.                            75          384
NTT DoCoMo, Inc.                         180          275
Obayashi Corp.                        42,000          256
OBIC Co., Inc.                           370           78
Oki Electric Industry Co., Ltd. (g)   23,000           50
Okumura Corp. (g)                     11,000           57

                                   Continued

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
JAPAN, CONTINUED
Olympus Optical Co., Ltd.              7,000    $     224
Omron Corp.                            9,700          262
Onward Kashiyama Co., Ltd.             4,000           53
Oracle Corp. Japan (g)                 1,800           79
Oriental Land Co., Ltd.                2,600          133
Osaka Gas Co., Ltd.                   86,200          336
Pioneer Electronic Corp. (g)           8,001          113
Promise Co., Ltd.                      1,350           48
Resona Holdings, Inc. (g)                212          590
Ricoh Co., Ltd.                       28,000          612
Rohm Co., Ltd.                         7,100          649
Sampo Japan Insurance, Inc.           39,000          499
Sanken Electric Co., Ltd.              6,000           61
Sanyo Electric Co., Ltd. * (g)        75,000          123
Secom Co., Ltd.                        8,600          425
Seiko Epson Corp. (g)                  5,100          138
Sekisui Chemical Co., Ltd.            19,000          146
Sekisui House, Ltd. (g)               45,600          645
Seven & I Holdings Co., Ltd.          34,380        1,036
Sharp Corp.                           39,200          671
Shimachu Co., Ltd.                     2,300           63
Shimamura Co., Ltd.                    1,200          125
Shimano, Inc.                          4,300          125
Shimizu Construction Corp.            45,600          247
Shin-Etsu Chemical Co.                17,948        1,174
Shinko Securities Co., Ltd.           20,000          102
Shinsei Bank, Ltd.                    64,000          353
Shionogi & Co., Ltd.                  13,000          232
Shisiedo Co., Ltd.                    16,800          357
Shizuoka Bank, Ltd.                   38,000          395
Showa Denko KK                        30,000          114
Showa Shell Sekiyu KK                  9,300          102
SMC Corp.                              3,300          476
Softbank Corp. (g)                    43,800        1,029
Sony Corp.                            33,498        1,550
Stanley Electric Co., Ltd. (g)         5,200          108
Sumitomo Bakelite Co.                  6,000           42
Sumitomo Chemical Co., Ltd.           61,600          476
Sumitomo Corp.                        43,800          685
Sumitomo Electric Industries (g)      32,600          500
Sumitomo Heavy Industries, Ltd.       21,000          219
Sumitomo Metal Industry, Ltd.        129,000          548
Sumitomo Metal Mining Co., Ltd.       49,600          650
Sumitomo Mitsui Financial Group, Inc.    259        2,657
Sumitomo Osaka Cement Co., Ltd.       12,000           44
Sumitomo Realty & Development
   Co., Ltd.                          17,000          592
Sumitomo Trust & Banking              72,000          772
T&D Holdings, Inc.                    10,850          733
Taiheiyo Cement Corp.                 27,000          122
Taisei Construction                   58,000          195
Taisho Pharmaceutical Co.              6,913          122
Taiyo Yuden Co., Ltd.                  4,000           77
Taka Shi Maya Co., Ltd. (g)           17,000          221
Takara Holdings, Inc. (g)              6,000           39
Takeda Pharmaceutical Co., Ltd.       38,400        2,507
Takefuji Corp.                         1,640           66

                                   Continued


                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
JAPAN, CONTINUED
TDK Corp.                              5,500    $     463
Teijin, Ltd.                          40,400          230
Terumo Corp.                           9,000          362
The 77 Bank, Ltd.                     13,000           86
The Bank of Fukuoka, Ltd.             30,000          239
The Daimaru, Inc.                     16,000          204
THK Co., Ltd.                          2,100           51
TIS, Inc.                              1,851           40
Tobu Railway Co., Ltd.                30,600          144
Toho Co. (g)                           2,200           41
Tohoku Electric Power Co., Ltd.       17,900          470
Tokyo Broadcasting System, Inc.        6,100          211
Tokyo Electric Power Co., Inc.        49,100        1,675
Tokyo Electronics, Ltd.               10,600          758
Tokyo Gas Co., Ltd. (g)              103,600          538
Tokyo Tatemono Co., Ltd.              13,000          158
Tokyu Corp.                           45,400          305
Tonengeneral Sekiyu KK (g)            16,000          163
Toppan Printing Co., Ltd.             21,600          234
Toray Co.                             58,100          442
Toshiba Corp.                        125,000          798
Tosoh Corp.                           25,000          118
Toto, Ltd. (g)                        23,600          253
Toyo Seikan Kaisha, Ltd.               8,300          151
Toyota Industries Corp.                4,900          230
Toyota Motor Corp.                   146,800        9,676
Trend Micro, Inc.                      5,700          157
Uni-Charm Corp.                        1,900          103
Uniden Corp.                           4,000           30
UNY Co., Ltd.                          6,000           78
Ushio, Inc.                            3,000           62
USS Co., Ltd.                          2,720          179
Wacoal Corp.                           3,000           37
West Japan Railway Co. (g)                20           89
Yahoo Japan Corp. (g)                    899          338
Yakult Honsha Co., Ltd. (g)            4,600          132
Yamada Denki Co., Ltd.                 5,790          482
Yamaha Corp.                           5,800          118
Yamaha Motor Co., Ltd.                 1,000           31
Yamato Transport Co., Ltd.            16,000          240
Yamazaki Baking Co., Ltd. (g)          5,000           47
Yokogawa Electric Corp.                9,100          149
--------------------------------------------------------------------------------
                                                  122,099

--------------------------------------------------------------------------------

JERSEY (0.1%)
Experian Group, Ltd.                  18,083          205
Meinl European Land, Ltd. *            7,890          204
--------------------------------------------------------------------------------
                                                      409

--------------------------------------------------------------------------------

MALAYSIA (0.4%)
AMMB Holdings Berhad                  40,300           37
Berjaya Sports Toto Berhad            20,800           27
British American Tobacco Malaysia
   Berhad                              3,300           41
Bursa Malaysia Berhad                  9,200           29
Commerce Asset-Holdings Berhad        55,900          148
Gamuda Berhad                         18,000           37

                                   Continued

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
MALAYSIA, CONTINUED
Genting Berhad                         8,900    $      97
Golden Hope Plantations Berhad        11,600           22
Hong Leong Bank Berhad                16,700           29
IJM Corp. Berhad                      48,100          112
IOI Corp. Berhad                      18,100           95
Kuala Lumpur Kepong Berhad             7,100           30
Lafarge Malayan Cement Berhad         38,800           18
Magnum Corp. Berhad                   27,300           23
Mal Perlis Plantations Berhad         14,300           23
Malakoff Berhad                       17,600           51
Malayan Banking Berhad                47,500          172
Malaysian International Shipping Corp.
   Berhad                             25,300           64
Maxis Communications Berhad           23,800           78
Media Prima Berhad                    15,500           11
Petronas Gas Berhad                   10,800           28
PLUS Expressways Berhad               38,700           32
Pos Malaysia & Services Holdings
   Berhad                              4,900            7
Proton Holdings Berhad                 9,200           19
Public Bank Berhad                    31,200           82
Resorts World Berhad                  13,700           61
RHB Capital Berhad                    24,600           25
Road Builder Holdings Berhad          13,500           15
Shell Refining Co. (Federation of      4,100           12
Malaya) Berhad
Sime Darby Berhad                     39,300           92
SP Setia Berhad                       17,100           29
Star Publications Berhad               7,300            7
Telekom Malaysia Berhad               23,900           71
Tenaga Nasional Berhad                28,600          101
Transmile Group Berhad                 2,400           10
UMW Holdings Berhad                    3,500            9
YTL Corporation Berhad                17,200           36
--------------------------------------------------------------------------------
                                                    1,780

--------------------------------------------------------------------------------
MEXICO (1.3%)

Alfa, SA                              13,000           89
America Movil SA de CV             1,026,200        2,278
Cemex SA de CV                       253,800          900
Coca-Cola Femsa SA de CV               6,000           24
Corporacion GEO SA de CV *            15,000           80
Fomento Economico Mexicano SA de CV   27,000          324
Grupo Carso SA de CV                  30,000          110
Grupo Financiero Banorte SA de CV     53,055          211
Grupo Mexico SA de CV                 46,813          193
Grupo Modelo SA de CV                 21,000          114
Grupo Televisa SA                     91,500          540
Kimberly Clark de Mexico SA de CV     21,000           91
Telefonos de Mexico SA de CV         523,300          806
Urbi Desarrollos Urbanos SA de CV *   12,000           43
Wal-Mart de Mexico SA de CV          160,200          710
--------------------------------------------------------------------------------
                                                    6,513

--------------------------------------------------------------------------------

                                   Continued



                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
NETHERLANDS (3.0%)
ABN AMRO Holding NV                   72,573    $   2,334
Aegon NV (g)                          73,896        1,459
Akzo NV                                9,098          572
Corio NV                               3,024          259
Heineken NV                            7,900          401
ING Groep NV                          66,615        2,913
Koninklijke DSM NV                     4,993          248
Koninklijke KNP NV                    55,236          797
Mittal Steel Co. NV                   18,702          878
Oce NV (g)                             3,566           61
Philips Electronics NV                31,202        1,219
QIAGEN NV * (g)                        7,202          124
Reed Elsevier NV                      14,381          253
Rodamco Cont Eurpope NV                2,481          337
TNT Post Groep NV                     15,209          692
Unilever NV                           60,332        1,606
Vedior NV                              4,625           96
Wereldhave NV                          1,234          165
Wolters Kluwer NV CVA                  7,793          234
--------------------------------------------------------------------------------
                                                   14,648

--------------------------------------------------------------------------------

NEW ZEALAND (0.0%)
Auckland International Airport, Ltd.   7,148           11
Contact Energy, Ltd.                   2,639           16
Fisher & Paykel Appliances
   Holdings, Ltd.                      1,810            5
Fisher & Paykel Industries, Ltd.       2,095            6
Fletcher Building, Ltd.                2,432           19
Sky City Entertainment Group,
   Ltd. (g)                            2,511            9
Telecom Corp. of New Zealand,
   Ltd. (g)                           12,483           43
The Warehouse Group, Ltd.              1,226            6
--------------------------------------------------------------------------------
                                                      115

--------------------------------------------------------------------------------

NORWAY (0.6%)
DnB Holding ASA                       13,396          202
Norsk Hydro ASA                       24,210          782
Norske Skogindustrier AG               7,100          131
Orkla SA                               8,000          482
Schibsted ASA (g)                      1,250           52
Statoil ASA (g)                       22,650          608
Storebrand ASA (g)                     1,300           18
Tandberg ASA                           5,800           97
Tandberg Television ASA *              3,000           47
Telenor ASA                           23,000          471
Tomra Systems ASA (g)                  2,135           15
Yara International ASA                 8,742          233
--------------------------------------------------------------------------------
                                                    3,138

--------------------------------------------------------------------------------

POLAND (0.5%)
Agora SA                               2,600           34
Bank Pekao SA                          4,100          346
Bank Przemyslowo-Handlowy BPH            500          176
Bank Zachodni WBK SA                   1,300          116
BRE Bank SA *                            500           67
Globe Trade Centre SA *                6,500          109
Grupa Kety SA                            600           40
KGHM Polska Miedz SA                   6,200          190
Orbis SA                               2,200           59
Polish Oil & Gas                      78,800          105
Polski Koncern Naftowy Orlen SA *     18,300          291

                                   Continued

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
POLAND, CONTINUED
Powszechna Kasa Oszczednosci Bank
   Polski SA                          23,700    $     395
Prokom Software SA                     1,100           61
Telekomunikacja Polska SA             40,900          352
TVN SA *                               8,000           72
--------------------------------------------------------------------------------
                                                    2,413

--------------------------------------------------------------------------------

PORTUGAL (0.2%)
Banco Commercial                      88,339          328
BPI-SGPS SA                            2,389           19
Brisa Auto-Estradas (g)               20,326          252
Energias de Portugal SA               12,673           63
Portugal Telecom SA                   24,085          321
PT Multimedia-Servicos de              1,374           18
Telecomunicacoes e Multimedia, SGPS SA
   Sonae, SGPS SA                     25,407           56
--------------------------------------------------------------------------------
                                                    1,057

--------------------------------------------------------------------------------

RUSSIA (1.0%)
AO VimpelCom ADR *                     3,100          265
GMK Norilsk Nickel ADR                 5,854          989
Lukoil ADR                            10,582          841
Mobile TeleSystems ADR                 6,000          325
Oao Gazprom ADR                       35,437        1,558
Polyus Gold ADR *                      3,400          167
RAO Unified Energy Systems GDR         2,827          331
Surgutneftegaz ADR (g)                 5,000          303
Tatneft GDR                            2,200          191
--------------------------------------------------------------------------------
                                                    4,970

--------------------------------------------------------------------------------

SINGAPORE (2.1%)
Ascendas Real Estate
   Investment Trust                   74,000          119
Capitaland, Ltd.                      91,000          402
CapitaMall Trust                      66,300          140
Chartered Semiconductor              100,000           93
Manufacturing, Ltd. *
City Developments, Ltd.               39,370          363
ComfortDelGro Corp., Ltd.            141,333          167
Cosco Corp., Ltd.                     58,000          103
Creative Technology, Ltd.              8,854           61
DBS Group Holdings, Ltd.              79,945        1,145
Fraser and Neave, Ltd.               148,000          506
Jardine Cycle & Carriage, Ltd. (g)    19,031          176
K-REIT Asia                            6,400           11
Keppel Corp., Ltd.                    40,000          469
Keppel Land, Ltd. (g)                 25,000          122
Neptune Orient Lines, Ltd.            82,000          131
Oversea-Chinese Banking Corp.,
   Ltd.                              180,490          933
Parkway Holdings, Ltd.                44,000           94
SembCorp Industries, Ltd.             61,784          172
SembCorp. Marine, Ltd.                39,000           86
Singapore Airlines, Ltd.              41,000          470
Singapore Exchange, Ltd.              57,911          258
Singapore Land, Ltd.                  25,000          138
Singapore Post, Ltd.                 107,000           81
Singapore Press Holdings, Ltd.       114,743          351
Singapore Technology Engineering,
   Ltd.                              100,760          219
Singapore Telecommunications, Ltd.   784,877        1,803

                                   Continued


                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
SINGAPORE, CONTINUED
STATS ChipPAC, Ltd. *                 95,000    $      80
United Overseas Bank, Ltd.            84,720        1,050
United Overseas Land, Ltd.            47,376          158
Venture Corp., Ltd.                   19,445          179
--------------------------------------------------------------------------------
                                                   10,080

--------------------------------------------------------------------------------

SOUTH AFRICA (0.1%)
MTN Group, Ltd.                       58,615          705
--------------------------------------------------------------------------------

SOUTH KOREA (0.4%)
Doosan Heavy Industries and
   Construction Co., Ltd.              5,720          273
Samsung Electronics Co.                2,404        1,489
--------------------------------------------------------------------------------
                                                    1,762

--------------------------------------------------------------------------------

SPAIN (2.5%)
Abertis Infraestructuras (g)           8,241          237
Acciona SA (g)                           835          172
Acerinox SA (g)                        6,710          185
Actividades de Construccion y          6,190          337
Servicios SA
Altadis SA                            11,253          604
Antena 3 Television SA (g)             1,314           29
Banco Bilbao Vizcaya-Argentari (g)    82,051        2,047
Banco Popular Espanol SA (g)          23,008          442
Banco Santander Central
   Hispano SA (g)                    134,410        2,558
Cintra Concesiones de Infraestructuras
   de Transporte SA (g)                7,635          126
Endesa SA                             12,610          634
Fomento de Construcciones y
   Contratas SA                          931           97
Gas Natural SDG SA (g)                17,443          697
Grupo Ferrovial SA (g)                 1,380          139
Iberdrola SA (g)                      10,762          460
Indra Sistemas SA                      2,092           51
Industria de Diseno Textil SA          4,860          277
Repsol SA (g)                         19,589          645
Sociedad General De Aguas De
   Barcelona SA                        2,047           73
Telefonica SA                        112,555        2,468
Union Electric Penosa SA               2,178          108
Vallehermoso SA (g)                    2,172          132
--------------------------------------------------------------------------------
                                                   12,518

--------------------------------------------------------------------------------

SWEDEN (2.7%)
Alfa Laval AB                            900           42
Assa Abloy AB, Series B               12,550          276
Atlas Copco AB, A Shares              12,492          430
Atlas Copco AB, B Shares (g)           7,486          249
Billerud                               4,050           68
Electrolux AB, Series B (g)            8,200          156
Eniro AB                               4,900           65
Ericsson LM, Series B                617,737        2,456
Getinge AB, B Shares                   6,400          140
Hennes & Mauritz AB, Series B         13,050          710
Holmen AB                              2,100           92

                                   Continued

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
SWEDEN, CONTINUED
Husqvarna AB, B Shares *               7,900    $     123
Modern Times Group MTG AB,
   B Shares *                          1,550           98
Nordea Bank AB                       135,422        2,124
Sandvik AB                            40,040          643
Scania AB, Series B (g)                4,200          301
Securitas AB, Series B                16,300          242
Securitas Direct AB, B Shares * (g)   15,700           49
Securitas Systems AB, B Shares *      15,700           61
Shanska AB, Series B                  13,717          287
Skandiaviska Enskil                   23,320          779
SKF AB, Series B (g)                  12,600          250
SSAB Svenskt Stal AB, Series A         7,200          176
Svenska Cellulosa AB, Series B         7,900          422
Svenska Handelsbanken, Series A       38,002        1,169
Swedish Match AB                      20,500          363
Tele2 AB (g)                           5,425           81
Telia                                 55,426          445
Volvo AB, Series A                     3,733          282
Volvo AB, Series B                     8,710          642
--------------------------------------------------------------------------------
                                                   13,221

--------------------------------------------------------------------------------

SWITZERLAND (5.8%)
Abb, Ltd.                             82,504        1,465
Adecco SA, Registered                  1,689          109
Ciba Specialty Chemicals AG            2,470          165
Clariant AG                            8,439          146
Compagnie Finaciere Richemont AG      12,836          717
Credit Suisse Group                   26,746        1,898
Geberit AG                               160          271
Givaudan                                 258          234
Holcim, Ltd.                           7,447          742
Kudelski SA                            1,850           70
Logitech International S.A. *          7,680          222
Lonza Group AG                         1,426          135
Nestle                                14,993        5,501
Nobel Biocare Holding AG                 933          311
Novartis AG, Registered               75,174        4,342
Roche Holdings AG, Genusscheine       22,606        4,263
Schindler Holding AG                   2,360          152
Serono SA                                164          145
Societe Generale de Surveillance
   Holdings SA                           132          145
Straumann AG                             490          124
Swiss Reinsurance                      2,688          224
Swisscom AG                              644          241
Syngenta                               4,007          741
Synthes, Inc.                          1,948          246
The Swatch Group AG, Series B            976          232
UBS AG                                80,012        5,031
Zurich Financial Services              1,940          524
--------------------------------------------------------------------------------
                                                   28,396

--------------------------------------------------------------------------------

TURKEY (1.0%)
Akbank TAS                           104,105          672
Anadolu Efes Biracilik ve Malt
   Sanayii AS                          2,297           75
Arcelik AS                            19,534          124


                                   Continued



                                     SHARES       VALUE

FOREIGN STOCKS (J), CONTINUED
TURKEY, CONTINUED
Dogan Sirketler Grubu Holding AS      90,138    $     154
Dogan Yayin Holding AS *              26,147           93
Eregli Demir ve Celik
   Fabrikalari TAS                    47,809          363
Ford Otomotiv Sanayi AS               11,885          113
Haci Omer Sabanci Holding AS          74,681          314
Hurriyet Gazetecilik ve
   Matbaacilik AS                     14,856           44
Koc Holding AS *                      39,178          169
Migros Turk AS *                      16,482          218
Trakya Cam Sanayii AS                  6,357           18
Tupras-Turkiye Petrol
   Rafinerileri AS                    14,701          263
Turk Hava Yollari Anonim Ortakligi *   5,160           27
Turk Sise ve Cam Fabrikalari AS *     14,713           59
Turkcell Iletisim Hizmetleri AS      177,136          990
Turkiye Garanti Bankasi AS           129,466          492
Turkiye Is Bankasi                   126,941          612
Yapi ve Kredi Bankasi AS *           109,444          215
--------------------------------------------------------------------------------
                                                    5,015

--------------------------------------------------------------------------------

TOTAL FOREIGN STOCKS                              464,414
--------------------------------------------------------------------------------

PREFERRED STOCKS (J) (1.0%)
BRAZIL (0.8%)
Banco Bradesco SA                     17,702          720
Brasil Telecom Participacoes SA    10,895,000          92
Companhia de Bebidas das
   Americas                          802,824          414
Companhia Energetica de Minas
   Gerais                          4,752,748          228
Gerdau SA                             16,660          281
Klabin SA                             27,000           65
Petroleo Brasileiro SA               107,641        2,377
Sadia SA                              23,000           74
Votorantim Celulose e Papel SA         4,000           73
--------------------------------------------------------------------------------
                                                    4,324

--------------------------------------------------------------------------------
GERMANY (0.1%)
Volkswagen AG                          4,659          346
--------------------------------------------------------------------------------

RUSSIA (0.1%)
Surgutneftegaz ADR                     2,300          199
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS                              4,869
--------------------------------------------------------------------------------

INVESTMENT COMPANIES (1.3%)
UNITED STATES (1.3%)
iShares MSCI Germany Index
   Fund (g)                           57,400        1,582
iShares MSCI Hong Kong Index
   Fund (g)                           83,500        1,368
Matthews China Fund                   55,918        1,406
Matthews Pacific Tiger Fund           80,040        1,909
--------------------------------------------------------------------------------

TOTAL INVESTMENT COMPANIES                          6,265
--------------------------------------------------------------------------------

                                   Continued

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                    SHARES OR
                                   PRINCIPAL
                                     AMOUNT       VALUE

RIGHTS (0.0%)
GERMANY (0.0%)
Merck KGaA (g)                         2,442    $       5
--------------------------------------------------------------------------------

JERSEY (0.0%)
Meinl European Land, Ltd.              7,890           --#
--------------------------------------------------------------------------------

TOTAL RIGHTS                                            5
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (0.8%)
U.S. TREASURY BILL (0.8%)
5.00%, 2/8/07 **                   $   4,000        3,996
--------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS                     3,996
--------------------------------------------------------------------------------

MONEY MARKETS (1.8%)
UNITED STATES (1.8%)
JPMorgan Prime Money
   Market Fund                     8,653,948        8,654
--------------------------------------------------------------------------------

TOTAL MONEY MARKETS                                 8,654
--------------------------------------------------------------------------------

SHORT TERM SECURITIES
   HELD AS COLLATERAL
   FOR SECURITIES LENDING (6.1%)
CASH & EQUIVALENTS (6.1%)
Pool of various securities for Fifth
   Third Funds                     $  30,193       30,193
--------------------------------------------------------------------------------

TOTAL SHORT TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING               30,193
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $418,233)+ - 105.6%       518,396

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%    (27,510)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 490,886
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.


                                                            HIGH YIELD BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                          PRINCIPAL
                                             AMOUNT        VALUE

CORPORATE BONDS (95.5%)
Allied Waste North America, 7.25%,
   3/15/15 (g)                            $     750     $     751
Aramark Corp., 8.50%, 2/1/15 (e)                357           365
Asbury Automotive Group, 8.00%, 3/15/14         750           760
Ashtead Capital, Inc., 9.00%, 8/15/16 (e)       480           514
Atlas Pipeline Partners, 8.13%, 12/15/15        309           318
Autonation, Inc., 7.00%, 4/15/14                112           113
Baldor Electric Co., 8.63%, 2/15/17             101           104
Basic Energy Services, 7.13%, 4/15/16           750           728
Beazer Homes USA, 6.88%, 7/15/15                750           722
Berry Petroleum Co., 8.25%, 11/1/16           1,074         1,058
Bluewater Finance Ltd., 10.25%, 2/15/12         700           733
Bristow Group, Inc., 6.13%, 6/15/13             600           566
Buckeye Technologies, Inc., 8.50%, 10/1/13      750           799
Case Corp., 7.25%, 1/15/16                      365           374
Cenveo Corp., 7.88%, 12/1/13                    862           833
Champion Enterprises, Inc., 7.63%, 5/15/09      755           746
Chaparral Steel Co., 10.00%, 7/15/13            750           836
CHC Helicopter Corp., 7.38%, 5/1/14             870           846
Chesapeake Energy Corp., 6.88%, 1/15/16         750           743
Chesapeake Energy Corp., 6.50%, 8/15/17         149           142
Citizens Commnunications, 6.25%, 1/15/13        564           556
Communications & Power Industries,
   8.00%, 2/1/12                                750           772
Copano Energy LLC, 8.13%, 3/1/16                171           176
CSC Holdings, Inc., 8.13%, 8/15/09              750           777
Del Monte Corp., 8.63%, 12/15/12                550           580
Del Monte Corp., 6.75%, 2/15/15 (e)             750           736
Dex Media, Inc., 0.00%, 11/15/13                645           585
Dex Media, Inc., 0.00%, 11/15/13                215           195
Dex Media, Inc., 8.00%, 11/15/13                184           192
DJ Cdx HY 7 T1, Series 7-T1, 8.38%,
   12/29/11 (e) (g)                           2,250         2,298
Dresser-Rand Group, Inc., 7.38%, 11/1/14        850           852
DRS Technologies, Inc., 6.63%, 2/1/16           256           253
Edison Mission Energy, 7.50%, 6/15/13           249           258
Enterprise Products, 8.38%, 8/1/66            1,050         1,147
Ford Motor Co., 7.45%, 7/16/31 (g)              800           649
Ford Motor Credit Co., 7.88%, 6/15/10           875           888
Foundation PA Coal Co., 7.25%, 8/1/14           750           761
GCI, Inc., 7.25%, 2/15/14                       750           748
General Motors Acceptance Corp.,
   6.88%, 9/15/11                               750           761
General Motors Acceptance Corp.,
   8.00%, 11/1/31                               750           844
Gibraltar Industries, Inc., Series B,
8.00%, 12/1/15 (d)                              750           739
Glencore Funding LLC, 6.00%, 4/15/14 (e)        750           726
Hanover Equipment Trust, Series B,
   8.75%, 9/1/11                                750           780
HCA, Inc., 5.75%, 3/15/14                       769           644
HCA, Inc., 6.50%, 2/15/16                       731           616
HCA, Inc., 9.25%, 11/15/16 (e)                  357           379

                                   Continued

HIGH YIELD BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                             AMOUNT        VALUE

CORPORATE BONDS, CONTINUED
Iasis Healthcare Capital Corp.,
   8.75%, 6/15/14                         $     770    $      787
Idearc, Inc., 8.00%, 11/15/16 (e)               732           744
IKON Office Solutions, 7.75%, 9/15/15           750           789
Jarden Corp., 9.75%, 5/1/12 (g)                 514           544
K. Hovnanian Enterprises, 8.63%,
   1/15/17 (g)                                  250           264
KB Home, 7.25%, 6/15/18                         750           732
Lamar Media Corp., 7.25%, 1/1/13                185           187
Lamar Media Corp., Series B, 6.63%, 8/15/15     209           206
M/I Homes, Inc., 6.88%, 4/1/12                1,000           899
Massey Energy Co., 6.88%, 12/15/13              750           694
Mirant North America LLC, 7.38%,
   12/31/13                                     750           765
Mosaic Co., 7.38%, 12/1/14 (e)                  161           163
Mosaic Co., 7.63%, 12/1/16 (e)                  332           339
Mylan Laboratories, Inc., 6.38%, 8/15/15        750           729
Nell AF SARL, 8.38%, 8/15/15 (e) (g)            750           775
Novelis, Inc., 7.25%, 2/15/15 (d)             1,100         1,128
NRG Energy, Inc., 7.25%, 2/1/14                 730           732
NXP Funding LLC, 7.88%, 10/15/14 (e)            390           403
Omnicare, Inc., 6.88%, 12/15/15                 107           106
Overseas Shipholding Group, 8.75%,
   12/1/13                                      280           307
Owens-Brockway Glass, 6.75%, 12/1/14            750           738
Panamsat Corp., 9.00%, 8/15/14                  806           868
Peabody Energy Corp., 7.38%, 11/1/16            137           143
Pilgram's Pride Corp., 7.63%, 5/1/15          1,000           990
Pilgrim's Pride Corp., 9.63%, 9/15/11           150           157
Pinnacle Foods Group, Inc., 8.25%,
   12/1/13                                    1,362         1,393
PNA Group, Inc., 10.75%, 9/1/16 (e)             299           312
Polyone Corp., 8.88%, 5/1/12 (g)                750           745
Quebecor Media, 7.75%, 3/15/16                  902           916
Qwest Corp., 7.88%, 9/1/11                      750           797
Radio One, Inc., Series B, 8.88%, 7/1/11         72            75
Range Resources Corp., 7.38%, 7/15/13           585           594
Range Resources Corp., 7.50%, 5/15/16           250           254
Regency Energy Partners, 8.38%,
   12/15/13 (e)                               1,000         1,003
Reliant Energy, Inc., 9.50%, 7/15/13            750           805
Rogers Wireless, Inc., 7.25%, 12/15/12          750           789
Sabine Pass, 7.25%, 11/30/13 (e) (g)            734           720
Sensata Technologies BV, 8.00%, 5/1/14 (g)      714           702
Service Corp. International, 7.00%,
   6/15/17 (d)                                  750           743
Solo Cup Co., 8.50%, 2/15/14 (g)                750           656
Southern Copper Corp., 6.38%, 7/27/15           500           507
Stena AB, 7.50%, 11/1/13                        750           759
Stena AB, 7.00%, 12/1/16                        250           247
Stewart Enterprises, 6.25%, 2/15/13             500           480
Sungard Data Systems, Inc., 9.13%, 8/15/13      750           789
Texas Industries, Inc., 7.25%, 7/15/13          705           721
Trinity Industries, Inc., 6.50%, 3/15/14        750           737

                                   Continued


                                          SHARES OR
                                          PRINCIPAL
                                             AMOUNT        VALUE

CORPORATE BONDS, CONTINUED
Tube City IMS Corp., 9.75%, 2/1/15 (e)     $    116     $     119
United Auto Group, Inc., 9.63%, 3/15/12         275           289
United Auto Group, Inc., 7.75%,
   12/15/16 (e)                                 351           353
United Refining Co., 10.50%, 8/15/12            750           776
United Rentals NA, Inc., 6.50%, 2/15/12         750           739
US Concrete, Inc., 8.38%, 4/1/14              1,000           997
Videotron LTEE, 6.88%, 1/15/14                  750           748
Windstream Corp., 8.13%, 8/1/13                 181           195
Windstream Corp., 8.63%, 8/1/16                 144           157
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                                      63,269
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (2.5%)
Fifth Third Institutional Money
   Market Fund                            1,675,673         1,676
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                             1,676
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (13.5%)
Pool of various securities for Fifth
   Third Funds                            $   8,967         8,967
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                        8,967
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $73,281)+ - 111.5%                 73,912

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.5)%            (7,650)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                     $  66,262
================================================================================


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                                       BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                    PRINCIPAL
                                       AMOUNT       VALUE

COMMERCIAL PAPER (6.8%)
Cargill Global Funding, Inc., 5.34%,
   2/12/07 **(f)                   $   1,270    $   1,268
Cargill Global Funding, Inc., 5.33%,
   2/20/07 **(f)                       2,435        2,428
Prudential Funding, 5.31%, 2/15/07 **  2,150        2,146
UBS Finance, 5.35%, 2/12/07 **(f)     13,180       13,159
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER                             19,001
--------------------------------------------------------------------------------

CORPORATE BONDS (63.1%)
AOL Time Warner, Inc., 7.70%, 5/1/32     492           556
Banc of America Commercial
   Mortgage, Inc., Series 2005-6, Class AJ,
   5.18%, 9/10/47                      2,850        2,780
Banc of America Funding Corp.,
   Series 2006-G, Class 3A2, 5.75%,
   7/20/36 (d)                         4,895        4,863
Bear Stearns Adjustable Rate
   Mortgage Trust, Series 2004-10, Class
   12A3, 4.65%, 1/25/35 (d)            1,228        1,213
Bear Stearns Adjustable Rate
   Mortgage Trust, Series 2005-12, Class
   11A2, 5.41%, 2/25/36 (d)            3,456        3,452
Bear Stearns Adjustable Rate
   Mortgage Trust, Series 2005-12, Class
   13A1, 5.47%, 2/25/36 (d)            3,758        3,708
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2000-WF2,
   Class A1, 7.11%, 10/15/32           1,281        1,294
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2004-T14,
   Class A4, 5.20%, 1/12/41            2,000        1,966
Bear Stearns Commercial Mortgage
   Securities, Series 2004-T16, Class A6,
   4.75%, 2/13/46 (d)                  7,500        7,158
Chase Mortgage Finance Corp., Series
   2006-A1, Class 2A3, 6.00%,
   9/25/36                             2,000        2,017
Chaseflex Trust, Series 2006-1, Class
   A2A, 5.94%, 6/25/36 (d)             1,600        1,603
Cigna CDO Ltd., Series 2000-1X, Class
   A, 5.79%, 8/28/12 (d) (e) (f)       3,069        3,072
Comcast Cable, 7.13%, 6/15/13          1,750        1,888
Countrywide Alternative Loan Trust,
   6.50%, 9/25/34 (d)                    582          591
Countrywide Asset-Backed
   Certificates, Series 2002-BC1,
   Class M1, 6.75%, 4/25/32 (d)        1,240        1,241
Cox Communications, Inc., 5.50%,
   10/1/15                               800          781
Credit-Based Asset Servicing and
   Securitization, Series 2006-CB1,
   Class AF4, 5.44%, 1/25/36           3,350        3,308
Crown Castle Towers LLC, Series
   2006-1A, Class E, 6.065%,
   11/15/36 (e)                        2,800        2,780
Delta Airlines, 6.72%, 1/2/23 (g)      2,797        2,832

                                   Continued

                                    PRINCIPAL
                                       AMOUNT       VALUE

CORPORATE BONDS, CONTINUED
Devon Energy Corp., 7.95%, 4/15/32 $     700    $     844
Duke Energy Corp., 6.45%, 10/15/32       850          897
Gazprom International, 7.20%,
   2/1/20 (e)                          1,000         1,046
General Motors Acceptance Corp.,
   Mortgage Corp. Loan Trust, 5.00%,
   10/25/33                            2,700        2,629
General Motors Acceptance Corp.,
   Mortgage Corp. Loan Trust, 4.34%,
   11/1/34 (d)                         1,750        1,722
Global Signal Trust, Series 2006-1,
   Class C, 5.71%, 2/15/36 (d) (e)     2,550        2,550
Goldman Sachs Group, Inc., 6.13%,
   2/15/33                             1,100        1,109
Greenwich Capital Commercial
   Funding Corp., Series 2002-C1,
   Class A4, 4.95%, 1/11/35            1,000          978
Greenwich Capital Commercial
   Funding Corp., Series 2004-GG1,
   Class A5, 4.88%, 6/10/36            2,000        1,962
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38                             4,900        4,807
Harley-Davidson Motorcycle Trust,
   Series 2004-2, Class B, 2.96%,
   2/15/12                               166          160
Hertz Vehicle Financing LLC, Series
   2005-2A, Class A6, 5.08%,
   11/25/11 (e) (f)                    3,000        2,987
Home Depot, Inc., 5.40%, 3/1/16          800          773
Homebanc Mortgage Trust, Series
   2004-2, 5.77%, 12/25/34 (d) (f)     2,350        2,358
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1, 6.15%,
   4/25/37 (d)                           830          834
IndyMac Index Mortgage Loan Trust,
   Series 2005-AR9, 5.45%,
   7/25/35 (d)                         3,539        3,586
Irwin Home Equity, Series 2006-3,
   Class 2A2, 5.83%, 9/25/37 (e)       1,225        1,228
JP Morgan Chase Commercial
   Mortgage Securities Corp., Series
   2003-CB6, Class A2, 5.26%, 7/12/37    865          856
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.84%,
   2/25/35 (d)                         1,022        1,001
JP Morgan Mortgage Trust, Series
   2005-A2, Class 3A2, 4.93%,
   4/25/35                             3,000        2,924
JP Morgan Mortgage Trust, Series
   2005-A2, Class 7CB1, 4.89%,
   4/25/35 (d)                         3,619        3,546
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1, 5.17%,
   6/25/35                             2,667        2,653
JP Morgan Mortgage Trust, Series
   2005-ALT1, Class 4A1, 5.65%,
   10/25/35 (d)                        3,569        3,523
JP Morgan Mortgage Trust, Series
   2006-A2, Class 3A2, 5.68%,
   4/25/36 (d) (f)                     3,680        3,650
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.83%,
   6/25/36 (d)                           926          923

                                   Continued

BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                    PRINCIPAL
                                       AMOUNT       VALUE

CORPORATE BONDS, CONTINUED
Kroger Co., 6.20%, 6/15/12         $     500    $     509
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, 4.55%, 7/15/30        330          321
Long Beach Auto Receivable Trust,
   Series 2003-B, Class A4, 2.18%,
   2/15/10 (f)                         1,656        1,643
Morgan Stanley Capital I, 5.11%,
   6/15/40                             3,200        3,117
Morgan Stanley Dean Witter Capital I,
   4.74%, 11/13/36                     2,590        2,504
Morgan Stanley Mortgage Loan Trust,
   5.00%, 8/25/19                      2,083        2,028
Motorola, Inc., 6.50%, 11/15/28 (g)      805          808
Navistar Financial Corp. Owner Trust,
   5.52%, 4/15/08 (d) (f)                599          599
NCNB Corp., 10.20%, 7/15/15            2,500        3,231
Norfolk Southern Corp., 5.59%, 5/17/25   130          123
Oncor Electric Delivery, 7.00%, 5/1/32   480          519
Onyx Acceptance Owner Trust, Series
   2003-D, Class A4, 3.20%,
   3/15/10 (f)                         1,579        1,560
Pemex Master Trust, 6.13%, 8/15/08       825          828
Preferred Term Securities X, 4.15%,
   7/3/33 (e)                          1,000          976
Republic New York Corp., 7.00%,
   3/22/11                             1,000        1,055
Residential Accredit Loans, Inc.,
   5.59%, 3/25/34 (d) (f)              1,832        1,833
Residential Accredit Loans, Inc.,
   Series 2005-QA12, Class CB1, 5.74%,
   12/25/35 (d)                        3,342        3,332
Residential Accredit Loans, Inc.,
   Series 2006-QA8, Class A3, 5.56%,
   9/25/36 (d) (f)                     5,020        5,025
Residential Asset Mortgage Products,
   Inc., Series 2003-RZ5, Class A7, 4.97%,
   9/25/33 (d)                         3,305        3,240
Residential Asset Securities Corp.,
   Series 2005-AHL1, Class A2, 5.59%,
   7/25/35 (d) (f)                     2,700        2,702
Restructured Asset Certificate, 6.00%,
   3/23/27 (e)                         2,000        2,000
SACO I Trust, Series 2006-1, Class A,
   5.49%, 9/25/35 (d) (f)              5,046        5,048
SACO I Trust, Series 2006-12, Class
   1M1, 5.63%, 11/25/36 (d) (f)        4,000        4,000
Science Applications International Co.,
   5.50%, 7/1/33                       2,105        1,834
SLM Corp., 5.00%, 4/15/15                175          167
Sprint Capital Corp., 8.75%, 3/15/32     600          712
Structured Asset Securities Corp.,
   5.15%, 12/25/34 (d)                 1,245        1,199
Suntrust Alternative Loan Trust, Series
   2005-1F, Class B3, 6.07%,
   12/25/35 (d)                        1,393        1,246
Tennessee Valley Authority, 6.39%,
   12/15/17 **                         5,000        2,849

                                   Continued

                                    PRINCIPAL
                                       AMOUNT       VALUE

CORPORATE BONDS, CONTINUED
Thornburg Mortgage Securities Trust,
   Series 2004-2, Class A3, 5.63%,
   6/25/44 (d) (f)                 $   2,530    $   2,528
Trans-Canada Pipeline, 5.60%, 3/31/34    750          703
Trapeza CDO LLC, Series 2007-12A,
   Class C1, 6.51%,
   4/6/42 (d) (e) (f)                  1,000        1,000
Travelers Property Casualty Corp.,
   7.75%, 4/15/26                         85          101
Truck Retail Installment Paper Corp.,
   5.59%, 12/15/16 (d) (e) (f)         6,950        6,969
UBS Preferred Funding Trust I, 8.62%,
   10/29/49 (d)                          925        1,020
Washington Mutual, Series 2003-AR9,
   Class 1A6, 4.05%, 9/25/33 (d)       5,862        5,739
Washington Mutual, Series 2004-AR3,
   Class A-2, 4.24%, 6/25/34           1,592        1,565
Wells Fargo Mortgage Backed
   Securities Trust, 5.14%,
   5/25/35 (d)                         2,888        2,815
Wells Fargo Mortgage Backed
   Securities Trust, Series 2003-N, 4.75%,
   12/25/33 (d)                        1,550        1,487
YUM! Brands Inc., 7.70%, 7/1/12 (f)    1,250        1,354
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                             176,938
--------------------------------------------------------------------------------

FOREIGN BONDS (0.3%)
France Telecom, 8.75%, 3/1/31            650          850
--------------------------------------------------------------------------------

TOTAL FOREIGN BONDS                                   850
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (48.4%)
FANNIE MAE (30.7%)
6.05%, 12/1/08                         2,810        2,827
6.00%, 5/1/17                            198          201
6.50%, 6/1/17                            283          290
6.50%, 8/1/17                            209          214
5.50%, 1/1/18                             14           14
5.50%, 2/1/18                              8            8
4.50%, 5/1/18 TBA                      7,200        6,911
6.00%, 5/1/18                          1,007        1,020
5.50%, 2/1/25                          1,366        1,353
5.00%, 5/1/25                          2,233        2,162
7.50%, 6/1/28                            232          243
6.50%, 8/1/28                            207          212
6.50%, 6/1/29                            189          194
6.50%, 4/1/32                            422          432
6.50%, 6/1/32                            775          793
7.00%, 6/1/32                            220          228
6.50%, 7/1/32                            513          524
6.50%, 7/1/32                            686          702
7.50%, 12/1/32                           170          177
6.00%, 1/1/33                            368          371
6.00%, 1/1/33 TBA                     14,000       14,049
6.50%, 3/1/33                            315          321

                                   Continued

                                                                       BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                    SHARES OR
                                    PRINCIPAL
                                       AMOUNT       VALUE

U.S. GOVERNMENT
   AGENCIES, CONTINUED
FANNIE MAE, CONTINUED
5.00%, 5/1/33 TBA                  $  14,000    $  13,431
5.50%, 5/1/33 TBA                      8,500        8,360
6.00%, 8/25/33 (d)                     2,474        2,458
5.50%, 12/25/33                          900          893
5.50%, 5/25/34                         3,150        3,037
7.00%, 9/1/34                            139          143
5.50%, 6/1/35                            827          813
6.00%, 7/1/35                          4,399        4,415
6.00%, 9/1/35                          2,393        2,402
5.00%, 11/1/35                         3,834        3,681
6.00%, 1/1/36                          4,229        4,245
5.62%, 4/25/36 (d) (f)                 5,889        5,893
6.50%, 8/1/36                          1,166        1,180
7.00%, 9/1/36                          1,624        1,664
--------------------------------------------------------------------------------
                                                   85,861

--------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (0.2%)
4.00%, 2/25/10                           631          611
--------------------------------------------------------------------------------

FREDDIE MAC (11.4%)
4.00%, 1/15/17                         7,500        7,078
5.00%, 2/15/25                         3,245        3,064
7.00%, 6/1/26                            724          745
6.50%, 1/1/29                          1,547        1,587
7.00%, 1/1/32                            131          136
6.50%, 7/1/32                            265          271
7.00%, 8/1/32                            576          593
6.50%, 9/1/32                            154          157
5.50%, 2/1/33 TBA                     12,900       12,695
6.00%, 9/1/33                            622          625
6.50%, 5/15/34 (d)                     1,117        1,104
4.50%, 6/1/34                            913          851
4.50%, 9/1/34                          1,170        1,091
5.72%, 7/15/36 (d) (f)                 1,922        1,929
--------------------------------------------------------------------------------
                                                   31,926

--------------------------------------------------------------------------------

GOVERNMENT NATIONAL
   MORTGAGE ASSOCIATION (6.1%)
5.00%, 7/1/33 TBA                      4,000        3,862
5.50%, 10/1/33 TBA                     5,000        4,949
0.57%, 4/16/46                        37,843        1,453
0.80%, 5/16/46                        24,851        1,385
3.40%, 5/16/46 (d)                     2,543        1,613
0.91%, 8/16/46                        24,928        1,482
1.00%, 2/16/48                        14,985          942
1.065%, 2/16/48                       24,913        1,451
--------------------------------------------------------------------------------
                                                   17,137

--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCIES                    135,535
--------------------------------------------------------------------------------

                                   Continued


                                    SHARES OR
                                    PRINCIPAL
                                       AMOUNT       VALUE

U.S. TREASURY OBLIGATIONS (3.3%)
U.S. TREASURY BONDS (1.2%)
4.50%, 2/15/36 (g)                 $   3,525    $   3,295
--------------------------------------------------------------------------------

U.S. TREASURY STRIPS (2.1%)
5.45%, 5/15/17 ** (g)                  5,580        3,374
5.00%, 11/15/27 **                     7,400        2,629
--------------------------------------------------------------------------------
                                                    6,003

--------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS                     9,298
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (1.9%)
Fifth Third Institutional Money
   Market Fund                     5,186,843        5,187
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                     5,187
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (3.3%)
Pool of various securities for Fifth
   Third Funds                     $   9,231        9,231
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                9,231
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $359,271)+ - 127.1%       356,040

LIABILITIES IN EXCESS OF OTHER ASSETS - (27.1)%   (75,841)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 280,199
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE


CORPORATE BONDS (85.0%)
Ace Securities Corp., 6.03%,
   9/25/35 (d)                    $    3,000   $    3,023
Alabama Power Cap, 5.50%,
   10/1/42 (d)                           874          871
American Express Travel, 5.25%,
   11/21/11 (e)                        1,000          996
Ameriprise Financial, Inc., 5.65%,
   11/15/15                            1,480        1,481
Associated Bank, NA, 5.49%,
   6/2/08 (d)                          5,000        5,010
Attentus CDO, Ltd., Series 2006-2A,
   Class A3B, 5.80%, 10/9/41 (d) (e)   5,000        5,000
Banc of America Funding Corp.,
   Series 2006-G, Class 3A2, 5.75%,
   7/20/36 (d)                         5,000        4,967
Bank of America Corp., 9.38%, 9/15/09  5,000        5,482
BankAmerica Capital, 8.00%, 12/15/26   2,000        2,080
Bayview Financial Acquisition Trust,
   Series 2006-D, Class 1A2, 5.66%,
   12/28/36 (d)                        4,925        4,879
Bear Stearns Alternative-A Trust,
   Series 2005-9, 5.85%, 11/25/35      1,700        1,716
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2000-WF2,
   Class A1, 7.11%, 10/15/32           1,092        1,103
Chase Commercial Mortgage
   Securities Corp., Series 1998-1,
   Class A2, 6.56%, 5/18/30            3,404        3,427
Chase Mortgage Finance Corp.,
   Series 2006-A1, Class 2AX,
   0.01%, 9/25/36                     57,438          285
Chase Mortgage Finance Corp., Series
   2006-A1, Class 4A1, 6.07%,
   9/25/36 (d)                         9,931        9,908
Chase Mortgage Finance Corp., Series
   2006-S2, Class 2A5, 6.00%,
   10/25/36 (d)                        7,630        7,637
Chase Mortgage Finance Corp., Series
   2006-S2, Class 2A6, 6.00%,
   10/25/36                            5,105        5,072
Chaseflex Trust, Series 2006-1, Class
   A4, 6.30%, 6/25/36 (d)              7,344        7,390
Chaseflex Trust, Series 2006-1, Class
   A6, 6.29%, 6/25/36 (d)              5,265        5,348
Chaseflex Trust, Series 2006-2, Class
   A4, 6.34%, 9/25/36 (d)              5,100        5,145
Citigroup Commercial Mortgage Trust,
   Series 2005-EMG, 4.38%,
   9/20/51 (e)                         5,000        4,832
Citigroup Deutsche Bank Commercial
   Mortgage, Series 2006-CD3, Class AJ,
   5.69%, 10/15/48                     2,545        2,558
Commerce Group, Inc., 5.95%, 12/9/13   1,000          997
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class B, 7.23%,
   1/17/32 (d)                         1,500        1,641
Conocophillips Canada, 5.63%,
   10/15/16 (g)                        1,475        1,476

                                   Continued

                                   PRINCIPAL
                                      AMOUNT        VALUE

CORPORATE BONDS, CONTINUED
Costco Wholesale Corp., 5.50%,
   3/15/07                        $    2,015   $    2,014
Countrywide Alternative Loan
   Trust, Series 2004-2CB, Class 1A1,
   4.25%, 3/25/34                      3,524        3,453
Countrywide Alternative Loan Trust,
   Series 2005-7CB, Class M, 5.50%,
   4/25/35                             2,456        2,361
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-CKN2,
   6.38%, 4/15/37                      1,000        1,037
Credit-Based Asset Servicing and
   Securitization, Series 2004-CB8,
   Class AF3, 5.09%, 12/25/35          5,145        5,028
Credit-Based Asset Servicing and
   Securitization, Series 2006-CB1,
   Class AF4, 5.44%, 1/25/36           3,025        2,987
Credit-Based Asset Servicing and
   Securitization, Series 2006-CB2,
   Class AF2, 5.50%, 12/25/36 (d)      2,400        2,390
Credit-Based Asset Servicing and
   Securitizing, 5.43%, 11/25/36 (d)   2,475        2,443
Crown Castle Towers LLC, Series
   2005-1A, 4.64%, 6/15/35 (e)         4,000        3,900
Crown Castle Towers LLC, Series
   2006-1A, Class E, 6.07%,
   11/15/36 (e)                        3,300        3,276
CS First Boston Mortgage Securities
   Corp., Series 2003-CK2, Class A4,
   4.80%, 3/15/36                      4,750        4,597
Delta Airlines, 6.72%, 1/2/23 (g)        932          944
Deutsche Alt-A Securities, Inc.,
   Mortgage Loan Trust, Series 2006-AB3,
   Class A3, 6.51%, 7/25/36            2,445        2,458
Deutsche Alt-A Securities, Inc.,
   Mortgage Loan Trust, Series 2006-AB4,
   Class A3A1, 5.90%, 10/25/36         5,145        5,138
Deutsche Alternative-A Securities Inc.,
   Mortgage Loan Trust, 5.05%,
   9/25/35                             1,540        1,525
Deutsche Mortgage Securities, Inc.,
   Series 2005-1, 5.75%, 2/25/35       4,843        4,775
Deutsche Mortgage Securities, Inc.,
   5.04%, 6/26/35 (d)                  1,864        1,855
Duke Capital LLC, 5.50%, 3/1/14        1,825        1,767
First Franklin Mortgage Certificate,
   Series 2004-FF11, Class 1A2, 5.70%,
   1/25/35 (d)                           267          267
First Franklin Mortgage Certificate,
   Series 2005-FFA, Class M3, 5.52%,
   3/25/25                               600          595
First Horizon ABS Trust, Series
   2006-HE1, Class A, 5.51%,
   10/25/34 (d)                        1,967        1,967
First Horizon Trust, Series 2006-HE2,
   Class A, 5.45%, 10/25/26 (d)        2,409        2,409
First Tennessee Bank, Series BKNT,
   5.65%, 4/1/16                       2,000        1,981

                                   Continued

                                                          INTERMEDIATE BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE


CORPORATE BONDS, CONTINUED
Fleet Financial Group, 7.38%,
   12/1/09                        $    5,000   $    5,252
Gazprom International, 7.20%,
   2/1/20 (e)                          2,015        2,108
Global Signal Trust, Series 2006-1,
   Class D, 6.05%, 2/15/36 (e)         3,000        2,978
GMAC Commerical Mortgage
   Securities, Inc., Series 1997-C2,
   Class B, 6.70%, 4/15/29               395          396
Goldman Sachs Group, Inc., 5.00%,
   10/1/14                             2,500        2,411
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class B, 4.46%,
   10/10/28 (d)                        2,600        2,507
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class C, 4.52%,
   10/10/28 (d)                        3,888        3,752
GSR Mortgage Loan Trust, Series
   2005-AR6, Class 3A1, 4.56%,
   9/25/35 (d)                         2,149        2,096
Hibernia Corp., 5.35%, 5/1/14          2,845        2,775
Homebanc Mortgage Trust, Series
   2004-1, Class 2M2,
   6.47%, 8/25/29 (d)                    611          611
Homebanc Mortgage Trust,
   Series 2006-1, Class 2A1,
   6.05%, 4/25/37 (d)                  4,135        4,165
HSBC Finance Corp., 6.38%, 10/15/11    2,000        2,081
Hyundai Auto Receivables Trust,
   Series 2006-B, Class C,
   5.25%, 5/15/13                      2,665        2,654
I-Preferred Term Secs, 7.47%,
   12/11/32 (d) (e)                    1,000        1,006
I-Preferred Term Secs II, 7.37%,
   5/22/33 (d) (e)                     1,000        1,010
Indiana Michigan Power, 5.05%,
   11/15/14                            2,035        1,949
International Lease Finance Corp.,
   5.88%, 5/1/13                       2,500        2,540
Jefferies Group, Inc., 5.50%,
   3/15/16                             2,000        1,933
JP Morgan Alternative Loan Trust,
   Series 2005-S1, Class 1A2,
   5.50%, 12/25/35                     2,237        2,217
JP Morgan Alternative Loan Trust,
   Series 2006-A4, Class A7,
   6.30%, 9/25/36 (d)                  5,000        5,069
JP Morgan Alternative Loan Trust,
   Series 2006-A4, Class A9,
   6.30%, 9/25/36                      4,583        4,597
JP Morgan Alternative Loan Trust,
   Series 2006-A5, Class 2A6,
   5.80%, 10/25/36 (d)                 5,640        5,619
JP Morgan Alternative Loan Trust,
   Series 2006-S1, Class 1A18,
   6.00%, 3/25/36 (d)                  4,292        4,294
JP Morgan Alternative Loan Trust,
   Series 2006-S2, Class A3,
   5.92%, 5/25/36 (d)                  4,730        4,696

                                   Continued

                                   PRINCIPAL
                                      AMOUNT        VALUE

CORPORATE BONDS, CONTINUED
JP Morgan Alternative Loan Trust,
   Series 2006-S2, Class A6,
   6.05%, 5/25/36 (d)              $   4,975    $   4,967
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A3A,
   6.00%, 8/25/36                      4,529        4,510
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A7,
   6.24%, 8/25/36                      5,245        5,310
JP Morgan Chase Commercial
   Mortgage Securities Corp.,
   Series 2003-CB6, Class A2,
   5.26%, 7/12/37                      4,460        4,415
JP Morgan Chase Commercial
   Mortgage Securities Corp.,
   Series 2003-LN1, Class A2,
   4.92%, 10/15/37                     6,680        6,473
JP Morgan Chase Commercial
   Mortgage, Series 2001-C1, Class A3,
   5.86%, 10/12/35 (d)                 6,465        6,570
JP Morgan Mortgage Acquisition
   Corp., Series 2006-WF1, Class A4,
   6.13%, 7/25/36                      3,191        3,218
JP Morgan Mortgage Acquisition
   Corp., Series 2006-WF1, Class A5,
   6.41%, 7/25/36                      4,286        4,345
JP Morgan Mortgage Trust, Series
   2005-A1, Class 3A4,
   5.05%, 2/25/35                      6,218        6,140
JP Morgan Mortgage Trust, Series
   2005-A2, Class 5A1,
   4.35%, 4/25/35 (d)                  3,900        3,741
JP Morgan Mortgage Trust, Series
   2005-A3, 4.50%, 6/25/35             4,286        4,151
JP Morgan Mortgage Trust, Series
   2006-A2, Class 3A2,
   5.68%, 4/25/36 (d)                  4,842        4,803
JP Morgan Mortgage Trust, Series
   2006-A7, Class 2A2,
   5.87%, 1/25/37 (d)                  4,775        4,765
JPM Chase Capital XXI, 6.25%,
   2/2/37 (d)                          1,000          992
Key Bank NA, 4.95%, 9/15/15            2,365        2,254
LB-UBS Commercial Mortgage Trust,
   Series 2003-C8, Class A4,
   5.12%, 11/15/32                     2,924        2,873
Manufacturers & Traders Trust Co.,
   3.85%, 4/1/13 (d)                   1,075        1,056
Marlin Leasing Receivables LLC,
   4.75%, 8/15/12 (e)                  3,000        2,960
MassMutual Global Funding II,
   3.80%, 4/15/09 (e)                  1,390        1,345
Merrill Lynch & Co., 6.05%, 5/16/16    2,050        2,105
Morgan Stanley, 4.75%, 4/1/14          1,000          948
Morgan Stanley Capital I, Series
   2006-HQ9, Class AJ,
   5.79%, 7/20/44                      5,235        5,314

                                   Continued

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE


CORPORATE BONDS, CONTINUED
Morgan Stanley Capital I, Series
   2006-IQ12, Class AJ, 5.40%,
   12/15/43                       $    5,000   $    4,921
Nextel Communications, 7.38%,
   8/1/15                              1,285        1,317
Nomura Asset Acceptance Corp.,
   Series 2004-AR4, Class 1A2,
   4.93%, 12/25/34                     1,310        1,303
Nomura Asset Acceptance Corp.,
   Series 2005-AR1, Class 1A2,
   5.35%, 2/25/35                      2,253        2,231
Nomura Asset Acceptance Corp.,
   Series 2005-AR2, Class 2A2,
   5.56%, 5/25/35 (d)                  1,705        1,728
Nomura Asset Acceptance Corp.,
   Series 2005-AR3, 5.65%, 7/25/35     2,382        2,329
Nomura Asset Acceptance Corp.,
   Series 2005-AR5, Class 2A2, 5.64%,
   10/25/35 (d)                        1,632        1,626
Nomura Asset Acceptance Corporation,
   Series 2006-AF1, Class 3A2,
   6.64%, 6/25/36 (d)                  2,968        3,029
Nomura Asset Securities Corp., Series
   1998-D6, Class A2, 7.01%,
   3/15/30 (d)                         1,000        1,086
Nomura Asset Securities Corp., Series
   1998-D6, Class A4, 7.59%,
   3/15/30 (d)                         1,600        1,783
Pemex Project Funding Master Trust,
   7.38%, 12/15/14                     2,000        2,165
Popular ABS Mortgage Pass-Through
   Trust, 4.98%, 9/15/35               1,510        1,491
PPG Industries, Inc., 6.50%, 11/1/07      30           30
Preferred Term Securities II, 9.55%,
   3/1/31 (e)                            817          915
Preferred Term Securities X, 4.15%,
   7/3/33 (e)                          1,425        1,391
Premcor Refining Group, 9.25%,
   2/1/10                              2,000        2,099
Prestige Auto Receivables Trust,
   Series 2006-1A, Class A2, 5.25%,
   6/17/13 (d) (e)                     2,000        2,000
Principal Life Global, 5.13%,
   10/15/13 (e)                        1,090        1,072
Ras Laffan Liquid & Natural Gas,
   5.30%, 9/30/20 (e)                  2,700        2,556
Regions Financial Corp., 7.00%,
   3/1/11                              1,275        1,349
Renaissance Home Equity Loan Trust,
   Series 2005-2, 4.93%, 8/25/35 (d)   2,500        2,475
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF4,
   6.01%, 5/25/36                      1,575        1,574
Residential Asset Mortgage Products,
   Inc., Series 2002-RZ3, Class M1,
   5.28%, 8/25/32 (d)                    725          722
Residential Funding Mortgage
   Securities, Series 2006-HI3,
   Class A4, 6.31%, 5/25/36 (d)        1,500        1,522
Residential Funding Mortgage
   Securities, Series 2006-HSA1,
   Class A4, 5.49%, 2/25/36            1,500        1,478

                                   Continued


                                   PRINCIPAL
                                      AMOUNT       VALUE

CORPORATE BONDS, CONTINUED
Restructured Asset Certificate, 6.00%,
   3/23/27 (e) (k)                 $   3,250    $   3,250
SACO I Trust, 5.72%, 7/25/35 (d)       1,694        1,694
SACO I Trust, Series 2006-12, Class
   1M1, 5.63%, 11/25/36 (d)            2,500        2,500
Salomon Brothers Mortgage Securities
   VII, Series 2002-KEY2, Class A3,
   4.87%, 3/18/36                      2,270        2,215
Salomon Brothers Mortgage Securities,
   Series 2002-KEY2, Class C,
   5.05%, 3/18/36                      1,417        1,390
SBA CMBS Trust, Series 2006-1A,
   Class D, 5.85%, 11/15/36 (e)        3,100        3,085
SBA CMBS Trust, Series 2006-1A,
   Class E, 6.17%, 11/15/36 (e)        1,350        1,346
SLM Corp., 2.46%, 10/8/08 (d)          1,500        1,459
SLM Corp., 2.43%, 4/1/09 (d)           1,260        1,226
SLM Corp., 2.56%, 12/15/14 (d)         1,000          945
Sovrisc BV, 5.25%, 4/30/11             2,000        2,006
Suntrust Alternative Loan Trust,
   Series 2005-1F, Class B3,
   6.07%, 12/25/35 (d)                 1,798        1,609
TAQA ABU DHABI National, 5.88%,
   10/27/16 (e)                        1,100        1,098
Trapeza CDO LLC, Series 2007-12A,
   Class C1, 6.51%, 4/6/42 (d) (e)     3,000        3,000
U.S. Bank, N.A., 3.75%, 2/6/09         2,500        2,428
UPFC Auto Receivables Trust, Series
   2004-A, Class A3, 3.27%, 9/15/10    1,028        1,018
Vale Overseas, Ltd., 6.25%, 1/23/17    1,975        1,979
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A4,
   6.57%, 5/7/27                       2,725        2,825
Vectren Utility Holdings, 5.45%,
   12/1/15                             1,000          961
Wells Fargo Mortgage Backed
   Securities Trust, Series 2003-N,
   4.75%, 12/25/33 (d)                 2,545        2,441
WMALT Mortgage Pass-through
   Certificates, Series 2005-1, Class 1A2,
   5.50%, 3/25/35 (d)                  1,855        1,833
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                             387,962
--------------------------------------------------------------------------------

FOREIGN BONDS (0.2%)
Korea Electric Power, 4.25%,
   9/12/07 (e)                         1,000          992
--------------------------------------------------------------------------------

TOTAL FOREIGN BONDS                                   992
--------------------------------------------------------------------------------

U.S. GOVERNMENT
   AGENCIES (10.6%)
FANNIE MAE (1.6%)
6.25%, 1/25/08                           264          264
5.30%, 5/8/08                          2,445        2,443
5.65%, 4/10/13 (g)                     4,675        4,670
5.22%, 8/1/34                            145          144
--------------------------------------------------------------------------------
                                                    7,521
--------------------------------------------------------------------------------

                                   Continued

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------
                                   SHARES OR
                                   PRINCIPAL
                                      AMOUNT        VALUE

U.S. GOVERNMENT
   AGENCIES, CONTINUED
FEDERAL HOME LOAN BANK (1.8%)
4.50%, 8/8/08 (g)                  $   5,000    $   4,953
5.13%, 11/15/10                          830          824
5.15%, 12/20/11                        2,425        2,402
--------------------------------------------------------------------------------
                                                    8,179

--------------------------------------------------------------------------------
FREDDIE MAC (3.9%)
5.00%, 1/30/09                         1,900        1,895
5.73%, 12/28/09                        5,000        5,011
5.00%, 8/15/12                         2,275        2,262
4.65%, 10/10/13                        1,300        1,248
6.50%, 5/15/34 (d)                     1,172        1,159
5.97%, 6/1/36 (d)                        125          125
6.11%, 1/1/37 (d)                      5,951        5,984
--------------------------------------------------------------------------------
                                                   17,684

--------------------------------------------------------------------------------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION (3.3%)
9.50%, 12/15/09                          812          838
5.03%, 11/16/33                        5,640        5,435
0.97%, 6/17/45                        10,510          568
0.52%, 3/16/46                        13,928          582
0.57%, 4/16/46                        24,897          956
0.80%, 5/16/46                        19,880        1,108
0.91%, 8/16/46                         9,971          593
1.00%, 2/16/48                        30,968        1,946
1.07%, 2/16/48                        54,808        3,193
--------------------------------------------------------------------------------
                                                   15,219

--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCIES                     48,603
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (0.6%)
U.S. TREASURY NOTES (0.6%)
4.63%, 11/15/16 (g)                    3,000        2,954
--------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS                     2,954
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (h) (3.8%)
Fifth Third Institutional Money
   Market Fund                     17,243,970      17,244
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                    17,244
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (3.6%)
Pool of various securities for Fifth
   Third Funds                     $  16,587       16,587

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING               16,587
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $475,755)+ - 103.8%       474,342

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%    (17,243)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 457,099
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                            SHORT TERM BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                     JANUARY 31, 2007(UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT       VALUE

CORPORATE BONDS (61.5%)
Australian Gas Light Co., 6.40%,
   4/15/08 (e)                     $   3,210    $   3,233
Banc of America Commerical Mortgage,
   Inc., Series 2004-4,Class A3, 4.13%,
   7/10/42 (d)                         2,500        2,425
Banc of America Mortgage Securities,
   Series 2004-F, Class 2A6, 4.15%,
   7/25/34 (d)                         2,500        2,427
Banc of America Securities Auto Trust,
   Series 2005-WF1, Class A4, 4.08%,
   4/18/10 (d)                         3,000        2,947
Bank of America Commercial Mortgage,
   Inc., Series 2004-1, Class A1, 3.16%,
   11/10/39                            2,589        2,504
Bank of America Mortgage Securities,
   4.15%, 7/25/34 (d)                  3,299        3,215
Bank One Issuance Trust, Series
   2004-A1, Class A1, 3.45%, 10/17/11    810          782
Bay View Auto Trust, Series 2005-LJ2,
   4.55%, 2/25/14 (d)                  2,000        1,973
Bear Stearns Co., Inc., 7.63%,
   12/7/09                             2,500        2,651
Bear Stearns Co., Inc., Series
   2003-AC7, Class A2, 5.25%,
   1/25/34                             1,376        1,351
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2000-WF2,
   Class A1, 7.11%, 10/15/32           1,477        1,493
Bear Stearns Mortgage Trust, Series
   2004-1, Class 13A3, 4.81%,
   4/25/34 (d)                         3,155        3,119
Capital One Auto Finance Trust, Series
   2006-C, Class A3A, 5.07%, 7/15/11   2,000        1,991
Centerpoint Energy, 6.50%, 2/1/08      1,600        1,612
Chase Commercial Mortgage Corp.,
   Series 1997-2, Class D, 6.60%,
   12/19/29                            2,400        2,413
Chase Mortgage Finance Corp.,
   Series 2005-A1, Class 2A2,
   5.25%, 12/25/35 (d)                 3,155        3,122
CNH Equipment Trust, 4.02%,
   4/15/09                             1,725        1,713
Comcast Cable, 7.63%, 4/15/08          1,550        1,588
Cooper Cameron Corp., 2.65%,
   4/15/07                               780          776
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                             2,008        1,968
Countrywide Alternative Loan Trust,
   Series 2005-14, Class 1A1, 3.30%,
   5/25/35                             2,214        2,178
Countrywide Home Loans, 5.03%,
   4/20/35 (d)                         2,325        2,317
DaimlerChrysler NA Holding, 4.75%,
   1/15/08                             1,500        1,487
DLJ Commercial Mortgage Corp., Series
   1999-CG1, Class A1A, 6.08%, 3/10/32    88           88

                                   Continued

SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE


CORPORATE BONDS, CONTINUED
First Boston Mortgage Securities Corp.,
   Series 2001-CK6, Class A2, 6.10%,
   8/15/36                         $   1,344    $   1,350
General Motors Acceptance Corp.,
   Mortgage Corp. Loan Trust, Series
   2005-HE2, 4.62%, 11/25/35           3,333        3,298
General Motors Acceptance Corp.,
   Mortgage Corporation Loan Trust, 4.24%,
   10/25/33                            4,170        4,077
GMAC Commerical Mortgage
   Securities, Inc., Series 1997-C2,
   Class B, 7.14%, 9/15/33             3,250        3,360
GMAC Mortgage Corp. Loan Trust,
   Series 2006-HE2, Class 2, 6.18%,
   5/25/36 (d)                         3,000        3,012
Goldman Sachs Group, Inc., 6.65%,
   5/15/09                             3,000        3,087
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A2,
   3.84%, 6/10/36                        283          281
GS Mortgage Securities Corp. II, Series
   2004-GG2, Class A3, 4.60%,
   8/10/38                             2,500        2,452
Harborview Mortgage Loan Trust, Series
   2004-5, Class 2A6, 3.94%,
   6/19/34 (d)                         5,730        5,561
Harley-Davidson Motorcycle Trust,
   Series 2004-2, Class B, 2.96%,
   2/15/12                               966          933
Hertz Vehicle Financing LLC, Series
   2005-2A, Class A2, 4.93%,
   2/25/10 (e)                         3,375        3,360
Homebanc Mortgage Trust, Series
   2004-2, 5.77%, 12/25/34 (d)         1,894        1,900
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1, 6.15%,
   4/25/37 (d)                         2,907        2,918
HSBC Finance Corp., 4.75%, 5/15/09     3,000        2,960
Hyundai Auto Receivables Trust, Series
   2005-A, 4.18%, 2/15/12              3,000        2,927
Impac Commercial Holdings, Inc.,
   Series 1998-C1, Class D, 7.58%,
   8/20/30                             3,500        3,567
Indymac Index Mortgage Loan Trust,
   Series 2006-AR29, Class A2, 5.40%,
   11/25/36 (d)                        1,355        1,355
International Lease Finance Corp.,
   4.75%, 7/1/09                       3,000        2,958
iStar Financial, Inc., 4.88%,
   1/15/09                             1,600        1,579
John Deere Owner Trust, Series 2004-A,
   Class A3, 2.32%, 12/17/07              23           23
JP Morgan Alternative Loan Trust,
   Series 2006-A3, Class 1A2, 5.39%,
   7/25/36 (d)                         2,076        2,073
JP Morgan Alternative Loan Trust,
   Series 2006-S2, Class A2, 5.81%,
   5/25/36 (d)                         2,075        2,068

                                   Continued

                                   PRINCIPAL
                                      AMOUNT        VALUE

CORPORATE BONDS, CONTINUED
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A2A, 5.87%,
   8/25/36 (d)                     $   3,000    $   2,990
JP Morgan Mortgage Trust, Series
   2005-A1, 4.90%, 2/25/35             2,689        2,627
JP Morgan Mortgage Trust, Series
   2005-A2, Class 5A1, 4.35%,
   4/25/35 (d)                         2,368        2,272
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1, 5.17%,
   6/25/35                             4,274        4,251
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.83%,
   6/25/36 (d)                         2,918        2,908
Kraft Foods, Inc., 5.25%, 6/1/07       1,930        1,929
Long Beach Auto Receivables Trust,
   4.40%, 5/15/10                      2,875        2,855
Marlin Leasing Receivables LLC,
   4.49%, 1/15/08 (e)                  1,047        1,041
Merrill Lynch Mortgage Investors, Inc.,
   Series 2003-A1, Class 2A, 4.53%,
   12/25/32                              387          391
Morgan Stanley Dean Witter Capital I,
   3.92%, 4/14/40                      3,597        3,535
Navistar Financial Corp. Owner Trust,
   Series 2003-B, Class A4, 3.25%,
   10/15/10                            3,990        3,928
Navistar Financial Corp. Owner Trust,
   Series 2003-B, Class B, 3.79%,
   10/15/10                              733          722
Nissan Auto Lease Trust, Series 2006-A,
   Class A4, 5.10%, 7/16/12            4,000        3,978
Pemex Finance, Ltd., 8.45%, 2/15/07      133          134
Pemex Finance, Ltd., 9.69%, 8/15/09      446          464
Protective Life US Funding, 3.70%,
   11/24/08                            1,590        1,543
Provident Funding Mortgage Loan
   Trust, Series 2005-2, Class 2A1A,
   4.71%, 10/25/35 (d)                 2,577        2,527
RAAC, Series 2005-SP1, 5.25%,
   9/25/34                             2,541        2,488
Residential Funding Mortgage, Series
   2007-SA1, Class 1A1, 5.81%,
   2/25/37                             5,241        5,252
SLM Corp., 4.00%, 1/15/10              2,900        2,793
SVO VOI Mortgage Corp., Series
   2005-AA, Class A, 5.25%,
   2/20/21 (e)                         1,362        1,348
Verizon Communications, 7.51%,
   4/1/09                              3,300        3,431
Wachovia Auto Owner Trust, Series
   2005-A, Class A4, 4.23%, 11/21/11   3,500        3,440
Washington Mutual, Inc., 4.82%,
   10/25/32                              534          532
Washington Mutual, Inc., Series
   2003-AR10, Class A4, 4.08%,
   10/25/33                            2,518        2,494

                                   Continued

                                                            SHORT TERM BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE

CORPORATE BONDS, CONTINUED
Wells Fargo Mortgage Backed
   Securities, Series 2005-AR10, Class
   2A14, 4.11%, 6/25/35 (d)        $   3,500    $   3,413
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                             167,758
--------------------------------------------------------------------------------

FOREIGN BONDS (0.5%)

Korea Electric Power, 4.25%,
   9/12/07 (e)                           810          803
Telecom Italia Capital, 4.00%,
   11/15/08                              650          633
--------------------------------------------------------------------------------

TOTAL FOREIGN BONDS                                 1,436
--------------------------------------------------------------------------------

MUNICIPAL BONDS (0.3%)
OHIO (0.3%)
State Economic Development Revenue,
   Ohio Enterprise, Series 3, 4.05%,
   3/1/11 (e)                            750          718
--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS                                 718
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (29.2%)
FANNIE MAE (5.6%)
4.50%, 10/15/08 (g)                    5,000        4,950
4.65%, 12/25/12                        3,068        2,990
4.71%, 4/1/33 (d)                      2,281        2,259
5.21%, 9/1/34                          2,698        2,674
5.01%, 4/1/35                          2,309        2,299
--------------------------------------------------------------------------------
                                                   15,172

--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (7.8%)
3.88%, 8/22/08 (g)                     9,000        8,830
4.00%, 10/27/08                        4,220        4,142
5.00%, 9/18/09 (g)                     5,500        5,492
4.75%, 10/25/10                        3,123        3,090
--------------------------------------------------------------------------------
                                                   21,554

--------------------------------------------------------------------------------
FREDDIE MAC (7.6%)

5.00%, 2/1/07                            104          103
3.63%, 9/15/08                         4,000        3,905
5.13%, 10/15/08 (g)                    8,000        7,994
4.25%, 7/15/09                         2,000        1,961
3.99%, 3/1/34 (d)                      2,560        2,507
4.68%, 7/1/35 (d)                      4,335        4,263
--------------------------------------------------------------------------------
                                                   20,733

--------------------------------------------------------------------------------
GOVERNMENT NATIONAL
   MORTGAGE ASSOCIATION (8.2%)

2.87%, 2/16/20                         4,743        4,593
6.11%, 11/16/21                          552          555
3.27%, 1/16/23                         2,710        2,604
5.99%, 2/16/24 (d)                     2,808        2,836
4.29%, 9/16/25                         2,985        2,918
3.72%, 12/16/26                        3,355        3,241
4.00%, 5/16/27                         2,484        2,406
3.95%, 11/16/30                        3,494        3,369
--------------------------------------------------------------------------------
                                                   22,522

--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCIES                     79,981
--------------------------------------------------------------------------------

                                   Continued

                                   SHARES OR
                                   PRINCIPAL
                                      AMOUNT        VALUE

--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (5.9%)
U.S. TREASURY NOTES (4.8%)
4.00%, 6/15/09 (g)                 $   3,000    $   2,941
4.63%, 2/29/08 (g)                     5,000        4,978
4.75%, 11/15/08                        6,010        5,988
4.88%, 8/15/09 (g)                     2,000        2,000
--------------------------------------------------------------------------------
                                                   15,907

--------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS                    15,907
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (3.2%)
Fifth Third Institutional Money Market
   Fund                            8,620,455        8,620
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                     8,620
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (11.2%)
Pool of various securities for Fifth
   Third Funds                     $  30,402       30,402
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING               30,402
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $307,881) + - 111.8%      304,822

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (11.8)%                               (32,273)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 272,549
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

U.S. GOVERNMENT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007
(UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE

U.S. GOVERNMENT
AGENCIES (89.2%)
FANNIE MAE (16.4%)
6.25%, 1/25/08                     $     541    $     542
4.00%, 9/2/08                          1,000          981
6.38%, 6/15/09                         1,100        1,131
6.63%, 9/15/09                         1,000        1,037
4.62%, 4/25/10                           683          672
4.40%, 12/25/12                          638          615
4.31%, 1/1/35                          2,111        2,071
3.99%, 3/25/40 (d)                        54           54
5.57%, 8/25/44 (d)                     1,128        1,130
--------------------------------------------------------------------------------
                                                    8,233

--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (10.6%)
4.06%, 8/25/09                         1,223        1,195
4.75%, 10/25/10 (d)                      859          850
4.84%, 1/25/12                           778          786
5.87%, 9/15/36 (d) (f)                 2,482        2,489
--------------------------------------------------------------------------------
                                                    5,320

--------------------------------------------------------------------------------
FINANCING CORPORATION (10.4%)
3.59%, 4/5/09 **                       2,000        1,790
4.21%, 12/6/11 **                      2,000        1,570
4.81%, 6/6/15 **                       2,000        1,308
6.46%, 11/11/17 **                     1,000          572
--------------------------------------------------------------------------------
                                                    5,240

--------------------------------------------------------------------------------

FREDDIE MAC (28.9%)
5.50%, 7/15/10                         1,000        1,000
6.88%, 9/15/10                         2,000        2,117
5.88%, 3/21/11                         1,000        1,022
4.50%, 11/15/12                        1,000          971
5.25%, 4/18/16                         2,000        2,015
4.00%, 12/15/21                          336          333
5.00%, 12/15/32                        1,128        1,126
5.00%, 1/15/34                         1,000          936
6.50%, 5/15/34 (d)                     1,117        1,104
5.50%, 7/15/35                         1,977        1,859
6.00%, 11/1/35 TBA                     2,000        2,008
--------------------------------------------------------------------------------
                                                   14,491

--------------------------------------------------------------------------------

GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION (13.8%)
3.59%, 11/16/17                          420          408
3.96%, 9/16/21                           670          655
3.27%, 1/16/23                           819          787
4.39%, 5/16/23                           804          788
5.50%, 2/20/31                         2,000        1,993
5.50%, 12/20/32                        1,000          976
5.50%, 11/20/33                        1,000          960
0.97%, 6/17/45                         2,866          155
1.06%, 12/16/47                        3,322          194
--------------------------------------------------------------------------------
                                                    6,916

--------------------------------------------------------------------------------

                                   Continued


                                   SHARES OR
                                   PRINCIPAL
                                      AMOUNT        VALUE

U.S. GOVERNMENT AGENCIES,
   CONTINUED
SMALL BUSINESS ADMINISTRATION (7.0%)
4.94%, 8/10/15 (f)                 $   3,585    $   3,515
--------------------------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY (2.1%)
6.79%, 5/23/12                         1,000        1,078
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCIES                     44,793
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (2.1%)
U.S. TREASURY BILL (1.1%)
6.58%, 6/6/18 **                       1,000          555
--------------------------------------------------------------------------------

U.S. TREASURY NOTES (1.0%)
2.38%, 4/15/11                           500          506
--------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS                     1,061
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATES (H) (17.1%)
Fifth Third Institutional Government
   Money Market Fund               8,586,054        8,586
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATES                     8,586
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $55,365)+ - 108.4%         54,440

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (8.4)%                                 (4,237)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $  50,203
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                             MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE

MUNICIPAL BONDS (98.6%)
ARIZONA (1.7%)
Mesa Street and Highway Revenue,
   5.25%, 7/1/23                   $     600    $     682
--------------------------------------------------------------------------------

CALIFORNIA (12.3%)
Cal Poly Pomona Foundation, Inc.,
   5.50%, 2/1/20,
   (Callable 2/1/11 @ 101)               265          285
La Canada University School District,
   Series A, GO, 5.50%, 8/1/24, (Callable
   8/1/14 @ 100)                       1,000        1,104
Long Beach Community College
   District, Series B, GO, 5.00%, 5/1/30,
   (Callable 5/1/15 @ 100)             1,000        1,057
Los Angeles School Revenue, Series A2,
   4.50%, 7/1/22,
   (Callable 7/1/17 @ 100)             1,000        1,010
Placentia -Yorba Linda Union School
   District, Series B, GO, 5.38%, 8/1/22,
   (Callable 8/1/14 @ 100)             1,000        1,094
Sacramento County Sanitation Financing
   Authority, 6.00%, 12/1/15, (Callable
   12/1/10 @ 101)                        250          272
--------------------------------------------------------------------------------
                                                    4,822

--------------------------------------------------------------------------------
COLORADO (5.5%)
Denver City & County Airport Revenue,
   5.00%, 11/15/08                     1,020        1,040
Douglas County School District No.1,
   GO, 5.75%, 12/15/21, (Callable
   12/15/14 @100)                      1,000        1,124
--------------------------------------------------------------------------------
                                                    2,164

--------------------------------------------------------------------------------
FLORIDA (2.7%)
Volusia County School Board, Series A,
   5.00%, 8/1/19,
   (Callable 8/1/15 @ 100)             1,010        1,069
--------------------------------------------------------------------------------

ILLINOIS (8.2%)
Chicago Metropolitan Water
   Reclamation District-Greater Chicago,
   Capital Improvements, GO, 7.25%,
   12/1/12                               500          590
Chicago Single Family Mortgage
   Revenue, Series A, (AMT), 4.70%,
   10/1/17, (Callable 4/1/09 @ 102)      160          162
Development Finance Authority,
   Elmhurst Community School, 6.38%,
   1/1/17,
   (Prerefunded 1/1/11 @ 100)          1,700        1,858
Finance Authority, 5.00%, 12/1/14,
   (Callable 12/1/13 @ 100)              300          307
State GO, 5.88%, 10/1/17, (Callable
   1/1/09 @ 100)                         300          314
--------------------------------------------------------------------------------
                                                    3,231

--------------------------------------------------------------------------------

                                   Continued


                                   PRINCIPAL
                                      AMOUNT        VALUE

MUNICIPAL BONDS, CONTINUED
IOWA (5.6%)
Finance Authority, Private College
   Revenue, Drake University Project,
   6.50%, 12/1/11                  $   2,055    $   2,228
--------------------------------------------------------------------------------

KANSAS (4.7%)
Geary County School District, GO,
   5.25%, 9/1/17,
  (Callable 9/1/15 @ 100)              1,675        1,846
--------------------------------------------------------------------------------

LOUISIANA (2.7%)
State Citizens Property Insurance Corp,
   Series B, 5.00%, 6/1/18, (Callable
   6/1/16 @ 100)                       1,000        1,073
--------------------------------------------------------------------------------

MICHIGAN (10.6%)
Detroit Water Supply Systems, Series A,
   5.00%, 7/1/16                       1,000        1,082
Higher Education Student Loan
   Authority Revenue, Series XII-W,
   (AMT), 4.75%, 3/1/09                1,000        1,017
State Hospital Finance Authority
   Revenue, 5.00%, 11/15/20, (Callable
   11/15/16 @ 100)                       500          526
Strategic Fund Hope Network Project,
   Series B, 5.13%, 9/1/13, (Callable
   9/1/08 @ 102)                       1,000        1,039
Strategic Fund, Limited Obligation
   Revenue, Detroit Symphony Project,
   Series B, 3.73%, 6/1/31 (d)           500          500
--------------------------------------------------------------------------------
                                                    4,164

--------------------------------------------------------------------------------

NEBRASKA (4.0%)
Omaha Series A, GO, 6.50%, 12/1/13     1,365        1,585
--------------------------------------------------------------------------------

NEW MEXICO (2.3%)
Mortgage Financial Authority, Single
   Family Mortgage, (AMT), 5.50%,
   7/1/36                                840          911
--------------------------------------------------------------------------------

NEW YORK (2.7%)
State Housing Finance Agency, State
   Personal Income Tax Revenue, 5.00%,
   9/15/23,
   (Callable 9/15/15 @ 100)            1,000        1,063
--------------------------------------------------------------------------------

NORTH CAROLINA (0.8%)
Capital Facilities Finance Agency
   Exempt Revenue, 3.77%, 7/1/34 (d)     300          300
--------------------------------------------------------------------------------

OHIO (4.1%)
Cuyahoga County, 5.25%, 12/1/18,
   (Callable 12/1/14 @100)             1,500        1,629
--------------------------------------------------------------------------------

                                   Continued

MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT        VALUE

MUNICIPAL BONDS, CONTINUED
OKLAHOMA (2.6%)
Tulsa International Airport (AMT),
   5.50%, 6/1/10                   $   1,000    $   1,026
--------------------------------------------------------------------------------

OREGON (2.7%)
Sunrise Water Authority Revenue,
   5.25%, 3/1/24,
   (Callable 3/1/14 @ 100)             1,000        1,076
--------------------------------------------------------------------------------

PENNSYLVANIA (7.3%)
Central Dauphin School District, 6.75%,
   2/1/24,
  (Prerefunded 2/1/16 @ 100)           1,000        1,214
Higher Educational Facilities Authority,
   Widener University, 3.85%, 7/15/13    430          412
Lancaster Higher Education Authority
   College Revenue, 5.00%, 4/15/25,
   (Callable 4/15/16 @ 100)            1,000        1,053
Philadelphia Authority for Industrial
   Development Revenues, Newcourtland
   Elderly Services Project, 3.69%,
   3/1/27 (d)                            200          200
--------------------------------------------------------------------------------
                                                    2,879

--------------------------------------------------------------------------------
PUERTO RICO (5.4%)
Commonwealth, Refunding Series A,
   5.00%, 7/1/30, (Mandatory put
   7/1/12 @100)                        1,000        1,046
Public Building Authority Revenue,
   Series I, 5.50%, 7/1/23, (Callable
   7/1/14 @ 100)                       1,000        1,085
--------------------------------------------------------------------------------
                                                    2,131

--------------------------------------------------------------------------------
SOUTH CAROLINA (2.7%)
Georgetown County School District,
   Series B, 5.00%, 3/1/19, (Callable
   3/1/12 @ 102)                       1,000        1,057
--------------------------------------------------------------------------------

SOUTH DAKOTA (2.0%)
Lawrence County Solid Waste Disposal
   Revenue, Series A, 3.74%,
   7/1/32 (d)                            800          800
--------------------------------------------------------------------------------

TENNESSEE (2.7%)
Energy Acquisition Corp., Gas Revenue,
   Series A, 5.00%, 9/1/15             1,000        1,063
--------------------------------------------------------------------------------

TEXAS (2.6%)
State Public Finance Authority, School
   Finance Corp., Revenue Kipp, Inc.,
   Series A, 5.00%, 2/15/28,
   (Callable 2/15/14 @ 100)            1,000        1,023
--------------------------------------------------------------------------------

WASHINGTON (2.7%)
Metropolitan Park District Tacoma,
   5.00%, 12/1/22,
   (Callable 12/1/15 @ 100)            1,000        1,055
--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS                              38,877
--------------------------------------------------------------------------------


                                   Continued


                                      SHARES        VALUE

MONEY MARKETS (0.2%)
AIM Tax Free Money Market Fund           110    $      --#
Dreyfus Tax Exempt Money
   Market Fund                           145           --#
Goldman Sachs Financial Tax Free
   Money Market Fund                  93,877           94
Merrill Lynch Institutional Tax Exempt
   Fund                                  337           --#
--------------------------------------------------------------------------------

TOTAL MONEY MARKETS                                    94
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $37,819) + - 98.8%         38,971

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%          481
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $  39,452
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                INTERMEDIATE MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE

MUNICIPAL BONDS (99.1%)
ALABAMA (4.8%)
Birmingham Baptist Medical Center
   Special Care Facilities Financing
   Authority, Series A, 5.00%,
   11/15/14                       $    4,000   $    4,165
Mobile County, Refunding &
   Improvements Warrants, 5.25%, 8/1/17,
   (Callable 8/1/14 @ 100)             3,080        3,353
--------------------------------------------------------------------------------
                                                    7,518

--------------------------------------------------------------------------------
ALASKA (1.3%)
Sport Fishing Revenue, 4.25%, 4/1/15   1,000        1,015
Sport Fishing Revenue, 4.38%, 4/1/16   1,000        1,023
--------------------------------------------------------------------------------
                                                    2,038

--------------------------------------------------------------------------------
ARIZONA (4.5%)
Mesa Street & Highway Revenue,
   6.25%, 7/1/12                       1,000        1,118
Mesa Street & Highway Revenue,
   6.25%, 7/1/13, (Prerefunded
   7/1/11 @ 100)                       1,000        1,100
Pinal County Industrial Development
   Authority Revenue, Correctional
   Facilities Contract, 5.25%, 10/1/12   220          231
Tempe Performing Arts Center, Excise
   Tax Revenue, 5.25%, 7/1/17, (Callable
   7/1/14 @ 100)                       2,000        2,178
Tucson Street & Highway, User
   Revenue, Junior Lien, Series 1994-E,
   6.75%, 7/1/13                       2,000        2,329
--------------------------------------------------------------------------------
                                                    6,956

--------------------------------------------------------------------------------
ARKANSAS (0.7%)
University of Arkansas Revenue,
   5.00%, 3/1/16                       1,000        1,075
--------------------------------------------------------------------------------

CALIFORNIA (2.0%)
La Canada University School District,
   Series A, GO, 5.50%, 8/1/24, (Callable
   8/1/14 @ 100)                         375          414
Los Angeles School Revenue, Series A2,
   4.50%, 7/1/22,
   (Callable 7/1/17 @ 100)             2,000        2,020
Placentia -Yorba Linda Union School
   District, Series B, GO, 5.38%, 8/1/22,
   (Callable 8/1/14 @ 100)               675          739
--------------------------------------------------------------------------------
                                                    3,173

--------------------------------------------------------------------------------
COLORADO (4.5%)
El Paso County School District
   No. 038, GO, 6.38%, 12/1/18,
   (Prerefunded 12/1/10 @ 100)         1,005        1,096
State Department of Corrections
   Certificate of Participation, 5.00%,
   3/1/17, (Callable 3/1/16 @ 100)     4,000        4,296
Summitt County School District
   No. RE1, GO, 5.75%, 12/1/12,
   (Callable 12/1/11 @ 100)            1,465        1,594
--------------------------------------------------------------------------------
                                                    6,986

--------------------------------------------------------------------------------

                                   Continued

                                   PRINCIPAL
                                       AMOUNT       VALUE

MUNICIPAL BONDS, CONTINUED
FLORIDA (0.9%)
Marion County School Board, Series B,
   5.00%, 6/1/21,
   (Callable 6/1/15 @ 100)        $    1,285   $    1,356
--------------------------------------------------------------------------------

HAWAII (5.6%)
Airport Systems Revenue, Series B
   (AMT), 8.00%, 7/1/10                2,000        2,250
Highway Revenue, 5.50%, 7/1/10           765          806
State Highway Revenue, 5.50%, 7/1/17   5,000        5,650
--------------------------------------------------------------------------------
                                                    8,706

--------------------------------------------------------------------------------
ILLINOIS (4.1%)
Chicago Metropolitan Water
   Reclamation District, Capital
   Improvement, ETM, GO, 5.50%,
   12/1/10                             3,000        3,182
Development Financial Authority
   Revenue, DePaul University,
   Series C, 5.00%, 10/1/07              200          201
Educational Facilities Authority, Art
   Institute, 4.125%, 3/1/30           1,000          991
Financial Authority, 4.75%, 12/1/10      200          202
Financial Authority, 5.00%, 12/1/11      250          256
Financial Authority, 5.00%, 12/1/12      275          282
Financial Authority, 5.00%, 12/1/13      275          283
Financial Authority Gas Supply
   Revenue, Peoples Gas Light &
   Coke Co., 4.30%, 6/1/35             1,000        1,014
--------------------------------------------------------------------------------
                                                    6,411

--------------------------------------------------------------------------------
INDIANA (5.5%)
Fort Wayne International Airport
   Building Corp. Revenue, (AMT),
   5.00%, 7/1/12                       1,615        1,685
Fort Wayne International Airport
   Building Corp. Revenue, (AMT),
   5.00%, 7/1/13                       1,695        1,774
Health & Educational Facilities
   Financing Authority, Clarian Health
   Obligation Group, Series B, 5.00%,
   2/15/19, (Callable 2/15/16 @ 100)   1,000        1,050
Health & Educational Facilities
   Financing Authority, Clarian Health
   Obligation Group, Series B, (Callable
   2/15/16 @ 100), 5.00%, 2/15/16        500          531
Municipal Power Supply Agency
   System Revenue, Series B, 6.00%,
   1/1/13                              3,000        3,334
State Financial Authority, Series A,
   5.00%, 2/1/15                         250          268
--------------------------------------------------------------------------------
                                                    8,642

--------------------------------------------------------------------------------
IOWA (0.1%)
Iowa State University, Science &
   Technology Revenue, 3.75%, 7/1/10     140          140
--------------------------------------------------------------------------------

                                   Continued

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE

MUNICIPAL BONDS, CONTINUED
KENTUCKY (2.4%)
Area Development Financing Lease
   Program, 3.00%, 6/1/09          $     470    $     453
Area Development Lease Acquisition
   Certificate of Participation,
   2.70%, 12/1/08                        250          242
Area Development Lease Acquisition
   Certificate of Participation,
   3.00%, 12/1/09                        255          244
Breckinridge County Lease Program,
   3.73%, 2/1/32 (d)                     700          700
Floyd County Public Properties Corp.,
   3.00%, 5/1/07                         450          447
Housing Corp., 3.45%, 1/1/10             275          272
Kenton County Airport Board, 5.00%,
   3/1/10                                730          751
Munfordville Industrial Development
   Revenue, 3.10%, 6/1/08                300          296
Munfordville Industrial Development
   Revenue, Louisville Bedding Co.
   Project, (AMT), 3.50%, 6/1/09         310          305
--------------------------------------------------------------------------------
                                                    3,710

--------------------------------------------------------------------------------
LOUISIANA (3.0%)
East Baton Rouge Sewer, Series A,
   5.00%, 2/1/18,
   (Callable 2/1/16 @100)              3,000        3,201
Public Facilities Authority Revenue,
   5.00%, 7/1/16                       1,000        1,048
State Citizens Property Insurance Corp,
   Series B, 5.00%, 6/1/18, (Callable
   6/1/16 @ 100)                         400          429
--------------------------------------------------------------------------------
                                                    4,678

--------------------------------------------------------------------------------
MICHIGAN (13.4%)
Building Authority Revenue,
   5.00%, 10/15/29                     1,500        1,569
Building Authority Revenue, Police
   Communications, 5.50%, 10/1/12        350          379
Comprehensive Transportation, 4.00%,
   5/15/15                               320          322
Detroit Water Supply Systems,
   Series A, 5.00%, 7/1/16               500          541
Higher Education Facilities Authority
   Revenue, Hope College Project,
   4.50%, 10/1/07                        250          252
Higher Education Facilities Authority
   Revenue, Hope College Project, 4.80%,
   10/1/10, (Callable 10/1/09 @ 100)     590          597
Higher Education Facilities Authority,
   Hope College Project, 4.70%, 10/1/09  200          203
Higher Education Student Loan
   Authority Revenue, Series XVII-I,
   (AMT), 3.95%, 3/1/11                1,000          990
Hospital Finance Authority, 4.35%,
   3/1/09                                500          501

                                   Continued

                                   PRINCIPAL
                                      AMOUNT        VALUE

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Hospital Financial Authority Revenue,
   Edward W. Sparrow Group,
   5.25%, 11/15/08                 $   1,125    $   1,152
Hospital Financial Authority Revenue,
   Edward W. Sparrow Hospital, 5.25%,
   11/15/09                            1,165        1,203
Hospital Financial Authority Revenue,
   Holland Community Hospital,
   Series A, 5.00%, 1/1/15, (Callable
   1/1/14 @ 100)                         505          532
Kent Hospital Financial Authority
   Revenue, Spectrum Health, Series A,
   5.50%, 1/15/13, (Prerefunded
   7/15/11 @ 101)                        125          134
Kent Hospital Financial Authority
   Revenue, Spectrum Health, Series B,
   5.00%, 7/15/11                      2,275        2,370
Montague Public School District,
   GO, 5.50%, 5/1/12, (Callable
   11/1/11 @ 100)                      1,005        1,076
State Hospital Finance Authority
   Revenue, Henry Ford Health
   Systems-A, 5.00%, 11/15/18,
   (Callable 11/15/16 @ 100)             500          526
State Hospital Financial Authority
   Revenue, Marquette General Hospital
   Obligations Group-A, 5.00%,
   5/15/13                             1,505        1,563
State Housing Development Authority,
   Multi-Family Revenue, 4.15%, 4/20/11  320          320
State Housing Development Authority,
   Multi-Family Revenue, 4.40%, 4/20/13  175          177
State Housing Development Authority,
   Series A, (AMT), 3.95%, 12/1/12       660          658
State Strategic Fund Solidwaste
   Disposal Revenue, 4.63%, 12/1/12    1,000        1,010
Strategic Fund, Limited Obligation
   Revenue, International Project,
   4.75%, 8/1/11                       2,240        2,282
Strategic Fund, Limited Obligation
   Revenue, International Project,
   5.00%, 8/1/13                         820          850
Trunk Line, Series A, 5.25%, 11/1/13     600          648
Wyandotte Electric Revenue, (AMT),
   5.00%, 10/1/13                        600          627
Wyandotte Electric Revenue, (AMT),
   4.50%, 10/1/14                        600          609
--------------------------------------------------------------------------------
                                                   21,091

--------------------------------------------------------------------------------
MINNESOTA (2.8%)
Housing Finance Agency, 4.55%,
   7/1/12, (Callable 7/1/11 @ 100)     1,135        1,143

                                   Continued

                                                INTERMEDIATE MUNICIPAL BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE

MUNICIPAL BONDS, CONTINUED
MINNESOTA, CONTINUED
St. Paul, Housing & Redevelopment
   Authority Revenue, Smith Avenue
   Transit Center, 3.50%, 6/1/12,
   (Callable 6/1/10 @ 100)         $   2,000    $   1,959
State Housing Finance Agency,
   Residential Housing, (AMT),
   3.40%, 7/1/12                       1,335        1,280
--------------------------------------------------------------------------------
                                                    4,382

--------------------------------------------------------------------------------
MISSOURI (0.2%)
Brentwood Tax Increment Revenue,
   Brentwood Square Project,
   4.13%, 5/1/11                         245          246
--------------------------------------------------------------------------------

NEBRASKA (0.7%)
Financial Authority Single Family
   Housing, Series C, 3.75%, 9/1/11      240          238
Financial Authority Single Family
   Housing, Series C, 3.85%, 3/1/12      145          144
Investment Financial Authority, Single
   Family Housing Revenue, Series D,
   (AMT), 4.10%, 9/1/10                  300          295
Investment Financial Authority, Single
   Family Housing Revenue, Series D,
   (AMT), 4.25%, 9/1/11                  430          429
--------------------------------------------------------------------------------
                                                    1,106

--------------------------------------------------------------------------------
NEVADA (1.0%)
Clark County, GO, 4.50%, 6/1/17,
   (Callable 6/1/16 @ 100)             1,325        1,372
Douglas County, Solid Waste Disposal,
   3.00%, 12/1/07                        100           99
Douglas County, Solid Waste Disposal,
   3.75%, 12/1/09                        100           99
--------------------------------------------------------------------------------
                                                    1,570

--------------------------------------------------------------------------------
NEW JERSEY (2.5%)
State Transportation Fund Authority,
   Series A, 5.25%, 12/15/19           1,000        1,107
Turnpike Authority Revenue, Series A,
   6.00%, 1/1/13                         575          640
Turnpike Authority Revenue, Series A,
   ETM, 6.00%, 1/1/13                  1,925        2,147
--------------------------------------------------------------------------------
                                                    3,894

--------------------------------------------------------------------------------
NEW MEXICO (3.3%)
Mortgage Finance Authority, Series A2,
   Class I, (AMT), 3.90%, 1/1/19,
   (Callable 1/1/16 @ 100)               720          719
Mortgage Finance Authority, Series A2,
   Class I, (AMT), 4.40%, 1/1/27,
   (Callable 1/1/16 @ 100)             2,000        1,994
Mortgage Financial Authority, Single
   Family Mortgage, (AMT), 4.05%,
   7/1/26                                930          928


                                   Continued

                                   PRINCIPAL
                                      AMOUNT        VALUE

MUNICIPAL BONDS, CONTINUED
NEW MEXICO, CONTINUED
Mortgage Financial Authority, Single
   Family Mortgage, (AMT), 5.50%,
   7/1/36                          $     895    $     971
Taos County Gross Receipts Tax
   Revenue, County Educational
   Improvements, 3.88%, 10/1/11          565          532
--------------------------------------------------------------------------------
                                                    5,144

--------------------------------------------------------------------------------
NEW YORK (2.9%)
New York City Transitional Finance
   Authority, 5.00%, 11/1/20           4,200        4,464
--------------------------------------------------------------------------------

NORTH CAROLINA (0.6%)
Capital Facilities Finance Agency
   Exempt Revenue, 3.77%, 7/1/34 (d)   1,000         1,000
--------------------------------------------------------------------------------

OHIO (3.2%)
Cuyahoga County, 5.25%, 12/1/18          915          994
Economic Development Revenue,
   (AMT), 4.08%, 6/1/13                  500          494
Housing Financial Agency Mortgage
   Revenue, (AMT), 3.55%, 3/1/10       1,000          984
Housing Financial Agency Mortgage
   Revenue, (AMT), 3.70%, 3/1/11       1,000          992
Housing Financial Agency Mortgage
   Revenue, (AMT), 4.00%, 3/1/14         500          498
State Infrastructure, Series A, GO,
   4.00%, 3/1/14                       1,000        1,007
--------------------------------------------------------------------------------
                                                    4,969

--------------------------------------------------------------------------------
OKLAHOMA (0.4%)
Housing Finance Agency, Single Family
   Revenue, 4.25%, 9/1/25, (Callable
   9/1/15 @ 100)                         580          579
--------------------------------------------------------------------------------

OREGON (6.6%)
Clackamas County School District, GO,
   5.00%, 6/15/16                      5,020        5,353
State Department Transportation
   Highway Usertax, Series A, 5.25%,
   11/15/16,
   (Callable 11/15/14 @ 100)           1,775        1,929
State Economic Development Revenue,
   3.77%, 12/1/25 (d)                  3,000        3,000
--------------------------------------------------------------------------------
                                                   10,282

--------------------------------------------------------------------------------
PENNSYLVANIA (1.9%)
Allegheny County Airport Authority
   Revenue, (AMT), 5.00%, 1/1/16       1,000        1,056
Higher Educational Facilities Authority,
   Widener University, 3.60%, 7/15/11    250          240
Higher Educational Facilities Authority,
   Widener University, 3.75%, 7/15/12    405          387
Lehigh Northampton Airport (AMT),
   5.00%, 1/1/19,
   (Callable 1/1/15 @ 100)             1,175        1,226
--------------------------------------------------------------------------------
                                                    2,909

--------------------------------------------------------------------------------

                                   Continued

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE

MUNICIPAL BONDS, CONTINUED
PUERTO RICO (3.1%)
Commonwealth Government
   Development, 5.25%, 1/1/15      $   1,500    $   1,588
Commonwealth Public, Series A, GO,
   5.25%, 7/1/22,
   (Callable 7/1/16 @ 100)             1,000        1,082
Commonwealth, Refunding Series A,
   5.00%, 7/1/30, (Mandatory Put
   7/1/12 @100)                        2,000        2,091
--------------------------------------------------------------------------------
                                                    4,761

--------------------------------------------------------------------------------
RHODE ISLAND (1.8%)
Depositors Economic Protection Corp.,
   Series A, ETM, 5.88%, 8/1/11        2,535        2,734
--------------------------------------------------------------------------------

SOUTH CAROLINA (1.3%)
Anderson County School District
   No. 002, Series B, GO, 6.00%, 3/1/13,
   (Callable 3/1/10 @ 101)               890          955
Spartanburg County School District
   No. 007, GO, 4.25%, 3/1/14          1,070        1,097
--------------------------------------------------------------------------------
                                                    2,052

--------------------------------------------------------------------------------
SOUTH DAKOTA (0.6%)
Lawrence County Solid Waste Disposal
   Revenue, Series A, 3.74%,
   7/1/32 (d)                          1,000        1,000
--------------------------------------------------------------------------------

TENNESSEE (3.8%)
Energy Acquisition Corp., Gas Revenue,
   Series A, 5.00%, 9/1/15             2,000        2,126
Housing Development Agency, Series A,
   4.00%, 7/1/10                       1,100        1,099
Metropolitan Nashville Airport
   Authority Revenue, (AMT), 5.38%,
   7/1/14, (Callable 7/1/08 @ 102)     2,570        2,666
--------------------------------------------------------------------------------
                                                    5,891

--------------------------------------------------------------------------------
TEXAS (1.6%)
Dallas Fort Worth International Airport
   Revenue, 5.00%, 11/1/15, (Callable
   11/1/09 @ 100)                      2,000        2,043
Municipal Power Agency Revenue,
   4.00%, 9/1/12                         500          500
--------------------------------------------------------------------------------
                                                    2,543

--------------------------------------------------------------------------------
UTAH (1.0%)
West Valley City Industrial
   Development Revenue, Johnson Matthey,
   Inc. Project, 3.74%, 12/1/11        1,600        1,600
--------------------------------------------------------------------------------

VIRGINIA (1.4%)
Richmond, GO, 5.38%, 7/15/13,
   (Prerefunded 7/15/11 @ 101)         2,000        2,148
--------------------------------------------------------------------------------

WASHINGTON (5.6%)
Energy Northwest Electric Revenue,
   5.50%, 7/1/15                       3,190        3,527

                                   Continued

                                   SHARES OR
                                   PRINCIPAL
                                      AMOUNT        VALUE

MUNICIPAL BONDS, CONTINUED
WASHINGTON, CONTINUED
Grant County Public Utility District
   No. 002, Electric Revenue,
   5.00%, 1/1/11                   $   2,485    $   2,590
King County School District No. 415,
   Kent, Series A, GO, 5.55%,
   12/1/11                             2,000        2,145
Yakima County, GO, 5.25%, 12/1/16,
   (Callable 12/1/12 @ 100)              425          452
--------------------------------------------------------------------------------
                                                    8,714

--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS                             154,468
--------------------------------------------------------------------------------

MONEY MARKETS (0.0%)
AIM Tax Free Money Market Fund           106           --#
Dreyfus Tax Exempt Money
   Market Fund                           184           --#
Goldman Sachs Financial Tax Free
   Money Market Fund                     338           --#
Merrill Lynch Institutional Tax Exempt
   Fund                                   75           --#
--------------------------------------------------------------------------------
TOTAL MONEY MARKETS                                     1
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $151,861) + - 99.1%       154,469

OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.9%                               1,467
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 155,936
================================================================================

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                        OHIO MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT       VALUE

MUNICIPAL BONDS (98.9%)
COLORADO (1.8%)
Denver City & County Airport Revenue,
   Series A, 5.00%, 11/15/19, (Callable
   11/15/16 @ 100)                 $   1,765    $   1,877
--------------------------------------------------------------------------------

FLORIDA (2.0%)
Marion County School Board, Series B,
   5.00%, 6/1/21,
   (Callable 6/1/15 @ 100)             2,000        2,110
--------------------------------------------------------------------------------

OHIO (89.1%)
Akron Bath Copley Joint Township
   Hospital District Revenue, Summa
   Health System Revenue, Series A,
   5.25%, 11/15/16,
  (Callable 11/15/14 @ 100)            1,000        1,058
Akron Bath Copley Joint Township
   Hospital District Revenue, Akron
   General Health System, Series A,
   5.00%, 1/1/14                         200          209
Akron Bath Copley Joint Township
   Hospital District Revenue, Akron
   General Health System, Series A,
   5.00%, 1/1/15                         320          336
American Municipal Power - Ohio, Inc.,
   5.25%, 1/1/11                       1,825        1,922
Beavercreek Local School District,
   6.60%, 12/1/15                      1,500        1,736
Berea, GO, 5.13%, 12/1/13                935          962
Building Authority, 5.25%, 10/1/10,
   (Callable 4/1/09 @ 101)             2,410        2,505
Butler County Hospital Facilities
   Revenue, 4.75%, 11/15/18,
   (Callable 11/15/08 @ 101)           1,180        1,181
Cincinnati City School District,
   Classroom Facilities Construction
   & Improvements, 5.25%, 12/1/14,
   (Callable 12/1/13 @ 100)            3,000        3,259
Cincinnati City School District,
   Classroom Facilities Construction
   & Improvements, GO, 5.00%, 12/1/17  1,000        1,088
Cleveland, GO, 5.25%, 12/1/17, (Callable
   12/1/14 @100)                       1,125        1,223
Cleveland, Non Tax Revenue, Cleveland
   Stadium Project, 5.00%, 12/1/15,
   (Callable 12/1/14 @ 100)            1,225        1,310
Cuyahoga County, 5.25%, 12/1/18, (Callable
   12/1/14 @ 100)                      2,000        2,173
Cuyahoga County Jail Facilities, GO,
   5.25%, 10/1/13                      3,000        3,180
Dayton-Montgomery County Port
   Authority, (AMT), 4.75%, 11/15/15     665          672
Dayton-Montgomery County Port
   Authority, Development-Parking Garage
   Project, Series A, 5.00%, 11/15/17    965          979

                                   Continued

                                   PRINCIPAL
                                      AMOUNT       VALUE

MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Economic Development Revenue,
   3.50%, 12/1/07                  $     140    $     139
Economic Development Revenue,
   4.40%, 12/1/12                        815          813
Erie County Hospital Facilities Revenue,
   5.00%, 8/15/08                        400          403
Erie County Hospital Facilities Revenue,
   5.50%, 8/15/12                        250          263
Franklin County Development Revenue,
   5.50%, 10/1/12, (Callable
   10/1/09 @ 101)                      2,270        2,369
Franklin County, Online Computer
   Library Center, 5.00%, 4/15/10      2,270        2,318
Franklin County, Trinity Health, 5.00%,
   6/1/13                                475          502
Hamilton County Hospital Facilities
   Revenue, Cincinnati Children's
   Hospital, Series J, 4.50%,
   5/15/14                             1,510        1,560
Higher Education, Case Western
   Reserve, 6.25%, 7/1/14              6,500        7,269
Higher Education, Dennison University
   Project, 5.50%, 11/1/12, (Callable
   11/1/11@ 101)                       1,000        1,077
Higher Education, John Carroll
   University, 5.25%, 11/15/14,
   (Callable 11/15/13 @ 100)           1,435        1,526
Higher Education, John Carroll
   University, 5.25%, 11/15/15,
   (Callable 11/15/13 @ 100)           1,490        1,581
Higher Educational Facilities Revenue,
   Ohio Northern University Project,
   3.50%, 5/1/10                         475          463
Higher Educational Facilities Revenue,
   Ohio Northern University Project,
   3.88%, 5/1/13                         645          630
Housing Authority, 4.63%, 9/1/31,
   (Callable 1/1/11 @ 100)             1,170        1,171
Housing Finance Agency, (AMT),
   3.95%, 9/1/08                         285          286
Housing Finance Agency, (AMT),
   4.35%, 9/1/10                         190          190
Housing Finance Agency, (AMT),
   3.65%, 9/1/11                         680          657
Housing Finance Agency, (AMT),
   4.55%, 9/1/11                         190          191
Housing Finance Agency, (AMT),
   3.30%, 9/1/30                         925          917
Housing Finance Agency, Mortgage
   Revenue, (AMT), 3.90%, 3/1/13       1,000          996
Knox County Hospital Facilities
   Revenue, 4.70%, 6/1/08              1,150        1,159

                                   Continued

OHIO MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT       VALUE


MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Knox County Hospital Facilities
   Revenue, 5.00%, 6/1/12          $   6,250    $   6,489
Lucas County, 6.65%, 12/1/12, (Callable
   6/1/07 @ 100)                         115          116
Mental Health Capital Facilities, Series
   II-A, 5.00%, 6/1/13                 2,135        2,255
Miami County Hospital Facility, 5.25%,
   5/15/15                               500          531
Municipal Electric Generation Agency,
   Refunding, Joint Venture, 5-CTFS
   Ben Int, 5.00%, 2/15/14             1,885        2,009
North Olmstead, 6.20%, 12/1/11         3,000        3,202
Ohio State Higher Education Facilities
   Revenue, 5.00%, 5/1/16              2,010        2,156
Ohio State Higher Education Facilities
   Revenue, 5.00%, 5/1/19, (Callable
   5/1/16 @ 100)                       3,115        3,309
Ohio State Higher Education, Series A,
   4.25%, 5/1/16                       2,310        2,360
Ohio State Univeristy General Reciepts,
   Series B, 5.25%, 6/1/18, (Callable
   6/1/13 @ 100)                       5,880        6,304
Richland County Hospital Facilities
   Revenue, Medcentral Health Systems,
   5.00%, 11/15/15                       770          815
State Air Quality Development
   Authority, Pollution Control, Ohio
   Edison, Series C, 3.81%, 9/1/18 (d)   500          500
State Air Quality Development
   Authority, Pollution Control, Ohio
   Edison, Series C, 3.75%, 6/1/23 (d)   500          500
State Higher Educational Facility,
   Mount Union College Project,
   4.75%, 10/1/15                        385          404
State Higher Educational Facility,
   Mount Union College Project,
   4.75%, 10/1/16                        300          316
State Higher Educational Facility,
   Mount Union College Project, 5.25%,
   10/1/21, (Callable 10/1/16 @ 100)     980        1,051
State Infrastructure, Series A, GO,
   4.00%, 3/1/14                       1,000        1,007
State Mental Health Facilities,
   4.13%, 6/1/15                       1,600        1,620
State Schools, 5.00%, 6/15/13          1,000        1,064
State Solid Waste Revenue, Ohio
   Water Development Authority,
   (AMT), 4.85%, 11/1/22,
   (Mandatory put 11/1/07 @ 100)       3,000        3,014
State Solid Waste Revenue, Republic
   Services Project, (AMT), 4.25%, 4/1/33
   (Mandatory put 4/1/14 @ 100)        3,470        3,413

                                   Continued

                                   SHARES OR
                                   PRINCIPAL
                                      AMOUNT        VALUE

MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Toledo-Lucas County, Port Authority
   Special Assessment Revenue, Crocker
   Park Public Improvement Project,
   5.00%, 12/1/09                  $   1,110    $   1,122
Toledo-Lucas County, Port Authority
   Special Assessment Revenue,
   Crocker Park Public Improvements
   Project, 5.00%, 12/1/08             1,155        1,167
University of Cincinnati, 5.00%,
   6/1/10                                300          312
--------------------------------------------------------------------------------
                                                   95,309

--------------------------------------------------------------------------------
PUERTO RICO (2.9%)
Commonwealth, Refunding Series A,
   5.00%, 7/1/30, (Mandatory put
   7/1/12 @ 100)                       3,000        3,137
--------------------------------------------------------------------------------

WASHINGTON (3.1%)
Energy Northwest Electric Revenue,
   5.50%, 7/1/15                       3,000        3,316
--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS                             105,749
--------------------------------------------------------------------------------

MONEY MARKETS (0.2%)
Goldman Sachs Financial Tax Free
   Money Market Fund                 256,906          257
--------------------------------------------------------------------------------

TOTAL MONEY MARKETS                                   257
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $104,868) + - 99.1%       106,006

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%          990
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $ 106,996
================================================================================


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                    MICHIGAN MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT       VALUE

MUNICIPAL BONDS (98.1%)
MICHIGAN (95.1%)
Ann Arbor Water Supply Systems,
   5.00%, 2/1/10                   $     880    $     911
Avondale School District, UTGO,
   5.00%, 5/1/10                         800          828
Birmingham City School District,
   5.00%, 11/1/10                      1,905        1,984
Building Authority Revenue, 5.00%,
   10/15/29, (Mandatory Put
   10/15/11 @ 100)                     1,000        1,046
Certificate of Participation, Series A,
   5.00%, 9/1/31, (Mandatory Put
   9/1/11 @ 100)                       2,000        2,089
Chippewa Valley Schools, GO,
   5.00%, 5/1/14                         500          535
Clarkston Community Schools, 5.25%,
   5/1/29, (Prerefunded 5/1/13 @ 100)  1,000        1,078
Clarkston Schools, 4.00%, 5/1/12         200          201
Coldwater Electric Utility Revenue,
   4.50%, 8/1/11                         515          525
Coldwater Electric Utility Revenue,
   4.50%, 8/1/13                         570          584
Comprehensive Transportation,
   5.50%, 5/15/11                        950        1,014
Detroit Convention Facilities,
   5.00%, 9/30/08                      2,000        2,041
Detroit Sewer Disposal Revenue,
   5.50%, 7/1/16                       1,500        1,675
Detroit Water Supply Systems, Series A,
   5.00%, 7/1/15                       1,000        1,077
Grand Rapids & Kent County Joint
   Building Authority, GO, 5.50%,
   10/1/09                               605          631
Higher Education Facilities Authority
   Revenue, Hope College Project,
   4.60%, 10/1/08                        320          324
Higher Education Facility Authority -
   Thomas M. Cooley Law School,
   4.75%, 5/1/07                       1,265        1,267
Higher Education Student Loan
   Authority Revenue, (AMT), 5.00%,
   3/1/07                              2,525        2,527
Higher Education Student Loan
   Authority Revenue, Series XII-W,
   (AMT), 4.60%, 9/1/08                1,000        1,012
Higher Education Student Loan
   Authority Revenue, Series XII-W,
   (AMT), 4.75%, 3/1/09                  200          203
Higher Education Student Loan
   Authority Revenue, Series XVII-I
   (AMT), 3.65%, 3/1/10                1,000          986
Hospital Financial Authority Revenue,
   Hospital Crittenton, Series A,
   3.85%, 3/1/07                         200          200

                                   Continued

                                   PRINCIPAL
                                      AMOUNT       VALUE

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Hospital Financial Authority Revenue,
   Hospital Crittenton, Series A,
   4.15%, 3/1/08                   $     300    $     301
Hospital Financial Authority Revenue,
   McLaren Health Care, Series C,
   4.00%, 8/1/08                         405          406
Housing Development Authority,
   Parkway Meadows Project,
   3.50%, 10/15/08                       930          925
Housing Development Authority,
   Parkway Meadows Project,
   3.50%, 10/15/09                       710          703
Kalamazoo Water Revenue, Water
   Supply System, 5.00%, 9/1/14          450          483
Kalamazoo Water Revenue, Water
   Supply System, 5.00%, 9/1/15          510          551
Kent Hospital Financial Authority
   Revenue, Spectrum Health, Series B,
   5.00%, 7/15/11                        600          625
Kent Hospital Financial Authority,
   Revenue, Spectrum Health, Series A,
   5.25%, 1/15/09                      1,075        1,101
Kent, Hospital Finance Authority
   Revenue, Spectrum Health, 5.25%,
   1/15/08                               430          436
Macomb County Hospital Finance
   Authority Mount Clemens, Series A,
   3.74%, 10/1/20 (d)                  1,000        1,000
Mount Clemens Community School
   District, 5.50%, 5/1/12, (Prerefunded
   11/1/11 @ 100)                      1,075        1,154
Municipal Building Authority Revenue,
   Government Loan Program, Series C,
   5.00%, 5/1/10                       1,000        1,036
Muskegon County, Wastewater
   Management System, No. 1, (AMT),
   5.00%, 7/1/08                       1,000        1,017
Novi Community School District,
   Building & Site Improvements, 5.00%,
   10/1/08                             2,320        2,368
South Macomb Disposal Authority
   Revenue, 5.00%, 9/1/08              1,115        1,136
State Hospital Finance Authority
   Revenue, 5.00%, 11/15/14              250          265
State Hospital Finance Authority
   Revenue, Holland Community
   Hospital, 4.15%, 1/1/12               450          452
State Hospital Financial Authority
   Revenue, General Hospital
   Obligations Group, 5.00%, 5/15/10     905          927
State Housing Development Authority,
   Multi-Family Revenue, 3.55%, 4/20/08  395          394

                                   Continued

MICHIGAN MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT       VALUE

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
State Strategic Fund Solidwaste
   Disposal Revenue, 4.63%,
   12/1/12$                              250    $     253
Strategic Fund, Hope Network Project,
   Series B, 4.75%, 9/1/07               615          618
University of Michigan Hospital
   Revenue, 5.00%, 12/1/08             2,000        2,042
University of Michigan Hospital
   Revenue, 5.00%, 12/1/09               510          526
Warren School District, GO, 5.00%,
   5/1/16                                750          810
Wayne County Airport Authority,
   5.00%, 12/1/09                      1,000        1,027
Wayne County Community College,
   5.25%, 7/1/09                       1,000        1,035
Wayne-Westland Community Schools,
   5.00%, 5/1/10                       1,000        1,038
Wyandotte City School District, 4.00%,
   5/1/13                                810          818
Wyandotte, Electric Revenue, (AMT),
   4.50%, 10/1/11                        600          610
Wyandotte, Electric Revenue, (AMT),
   5.00%, 10/1/12                        600          623
Zeeland, Water System Revenue,
   (AMT), 4.00%, 10/1/07                 255          255
Zeeland, Water System Revenue,
   (AMT), 4.00%, 10/1/08                 270          269
Zeeland, Water System Revenue,
   (AMT), 4.00%, 10/1/09                 280          276
--------------------------------------------------------------------------------
                                                   48,218

--------------------------------------------------------------------------------
PUERTO RICO (3.0%)
Commonwealth Government
   Development, 5.25%, 1/1/15, (Callable
   7/1/16 @100)                          500          529
Public Buildings Authority Revenue,
   Refunding, Government Facilities,
   Series K, 4.50%, 7/1/22, (Mandatory
   put 7/1/07)                         1,000        1,002
--------------------------------------------------------------------------------
                                                    1,531

--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS                              49,749
--------------------------------------------------------------------------------

                                   Continued


                                      SHARES        VALUE

MONEY MARKETS (0.7%)
AIM Tax Free Money Market Fund           176    $      --#
Dreyfus Tax Exempt Money
   Market Fund                         9,753           10
Goldman Sachs Financial Tax Free
   Money Market Fund                 324,981          325
Merrill Lynch Institutional Tax Exempt
   Fund                                1,048            1
--------------------------------------------------------------------------------

TOTAL MONEY MARKETS                                   336
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $50,423) + - 98.8%         50,085

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%          591
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                             $  50,676
================================================================================


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                               FIFTH THIRD FUNDS
                                     NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

*    Non-income producing security.

**   Rate represents the effective yield at purchase.

#    Market value is less than five hundred dollars.

+    Represents cost for financial reporting purposes.

(a) Part of this security has been deposited as initial margin on open futures contracts.

(b)  Affiliate.

(c) Dollar value included in the security description indicated represents expected per share annual dividend.

(d) Variable rate security. Rate presented represents rate in effect at January 31, 2007. Maturity date represents actual maturity date.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f) All or part of this security has been deposited as collateral for TBA security.

(g)  All or part of this security was on loan at January 31, 2007.

(h)  Investment is in Institutional Shares of underlying fund.

(i)  Common Stock.

(j) The Fund's securities were fair valued at January 31, 2007 using procedures approved by the Board of Trustees.

(k)  Rate reflected is an investment rate of return.

The following abbreviations are used in these Schedules of Portfolio
Investments:

ADR - American Depositary Receipt
AMT - Alternative Minimum Tax Paper
CBTCS - Convertible Bond Transferable Custodial Security
ETM - Escrowed to Maturity
GO - General Obligation
TBA - To be announced
TRAINS - Targeted Return Index Security
UTGO - Unlimited Tax General Obligation
W/I - When Issued

                                       COST OF                                             NET
                                   INVESTMENTS FOR       GROSS           GROSS          UNREALIZED
                                     FEDERAL TAX       UNREALIZED      UNREALIZED     APPRECIATION/
         FIFTH THIRD FUNDS             PURPOSES       APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                   ---------------    ------------    ------------    --------------
Small Cap Growth Fund                   $158,962       $ 42,185        $ (3,679)        $ 38,506
Mid Cap Growth Fund                      372,254         95,187          (5,612)          89,575
Quality Growth Fund                      677,037         73,210          (4,385)          68,825
Large Cap Core Fund                      204,870         42,279          (1,148)          41,131
Equity Index Fund                        200,748        262,525         (11,134)         251,391
Balanced Fund                             75,640          4,630            (898)           3,732
Micro Cap Value Fund                      88,954         21,830          (1,805)          20,025
Small Cap Value Fund                     143,391         16,269          (1,566)          14,703
Multi Cap Value Fund                     294,790         97,290            (223)          97,067
Disciplined Large Cap Value Fund         593,115        142,321          (4,986)         137,335
LifeModel Aggressive Fund                164,525         31,647          (1,083)          30,564
LifeModel Moderately
   Aggressive Fund                       299,352         52,640          (2,376)          50,264
LifeModel Moderate Fund                  480,634         50,171          (7,661)          42,510
LifeModel Moderately
   Conservative Fund                      95,825         10,785          (1,663)           9,122
LifeModel Conservative Fund               52,178          2,523          (1,222)           1,301
Strategic Income Fund                    161,918         11,510          (3,006)           8,504
Dividend Growth Fund                      22,720          3,353            (121)           3,232
Technology Fund                           65,422          2,749          (1,459)           1,290
International Equity Fund                418,935        133,718         (34,257)          99,461
High Yield Bond Fund                      73,281          1,246            (615)             631
Bond Fund                                360,424            931          (5,315)          (4,384)
Intermediate Bond Fund                   476,732          1,259          (3,649)          (2,390)
Short Term Bond Fund                     309,192            165          (4,535)          (4,370)
U.S. Government Bond Fund                 54,949            551          (1,060)            (509)
Municipal Bond Fund                       37,796          1,182              (7)           1,175
Intermediate Municipal Bond Fund         151,850          3,149            (530)           2,619
Ohio Municipal Bond Fund                 104,694          1,676            (364)           1,312
Michigan Municipal Bond Fund              50,407            133            (455)            (322)

                       See notes to financial statements.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

Open futures contracts as of January 31, 2007
(Amounts in thousands except contract amount)

                                                                                        UNREALIZED
                           NUMBER OF                                      NOTIONAL     APPRECIATION/   MARKET
                           CONTRACTS    CONTRACT TYPE                      AMOUNT     (DEPRECIATION)    VALUE
                           ---------    -----------------------------     --------     ------------   --------
Large Cap Core Fund               3     Standard & Poors 500, 3/15/07     $  1,078       $      5     $  1,083
                               ====                                       ========       ========     ========
Equity Index Fund                34     Standard & Poors 500, 3/15/07       12,099            167       12,266
                               ====                                       ========       ========     ========
International Equity Fund         1     CAC 40, 2/19/07                         73             --^          73
                                  9     DAX INDEX, 3/16/07                   1,939             59        1,998
                                 56     HANG SENG, 2/28/07                   7,299            (70)       7,229
                                 13     NIKKEI 225, 3/9/07                   1,763            111        1,874
                                 40     TOPIX, 3/9/07                        5,353            366        5,719
                               ----                                       --------       --------     --------
                                119                                       $ 16,427       $    466     $ 16,893
                               ====                                       ========       ========     ========


-------------
^ - Represents fewer than five hundred dollars.


As of January 31, 2007, the following Funds had securities on loan with the following market values and collateral amounts:

                                                                 MARKET        AVERAGE
                                                    OPEN        VALUE OF         LOAN
                                       CASH      COLLATERAL      LOANED      OUTSTANDING
                                    COLLATERAL   COMMITMENTS   SECURITIES   DURING THE YEAR
                                    ----------   -----------   ----------   ---------------
Small Cap Growth Fund                $47,770        $ 107       $46,459       $ 48,505
Mid Cap Growth Fund                   82,392        1,643        80,130        100,086
Quality Growth Fund                   38,393           16        37,339        105,391
Large Cap Core Fund                   17,855           51        17,364         24,382
Equity Index Fund                     18,033          117        17,538         33,120
Balanced Fund                          3,850          (25)        3,744          4,387
Micro Cap Value Fund                   9,384           39         9,127         13,222
Small Cap Value Fund                  27,956          208        27,189         24,910
Multi Cap Value Fund                  31,815            9        30,941         44,815
Disciplined Large Cap Value Fund      70,331          224        68,401        108,213
Strategic Income Fund                  7,626           (7)        7,416          7,829
Dividend Growth Fund                   1,003           (4)          976          1,196
Technology Fund                        8,589            2         8,353         10,021
International Equity Fund             30,193           26        29,364         31,635
High Yield Bond Fund                   8,967          (12)        8,721          7,415
Bond Fund                              9,231           31         8,977          6,200
Intermediate Bond Fund                16,587           30        16,132         19,852
Short Term Bond Fund                  30,402           22        29,567          4,548


                       See notes to financial statements.

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

The cash collateral received by the Fifth Third Funds at January 31, 2007, was pooled and invested in the following:

SECURITY TYPE            SECURITY NAME                           VALUE     RATE      MATURITY DATE
----------------------   --------------------------------      --------    ------    -------------
Floating Rate Security   American Express Bank                 $ 35,000    5.29%   11/20/07
Floating Rate Security   Bank of New York Co., Inc.              40,000    5.31%    2/11/08
Floating Rate Security   BMW                                     30,000    5.30%     2/5/08
Floating Rate Security   Canadian Imperial Bank NY               20,000    5.30%    1/24/08
Floating Rate Security   Florida Heart Group                      8,595    5.32%     4/1/14
Floating Rate Security   General Electric Capital Corp.           7,702    5.45%     7/9/07
Floating Rate Security   Guiding Light Church                    10,700    5.32%     3/1/25
Floating Rate Security   IBM Corp.                               35,000    5.31%     2/8/08
Floating Rate Security   Lehman                                  10,002    5.37%    5/31/07
Floating Rate Security   Merrill Lynch                           30,000    5.36%    5/29/07
Floating Rate Security   Morgan Stanley                          10,000    5.34%     2/4/08
Floating Rate Security   Morgan Stanley                           5,000    5.34%     2/4/08
Floating Rate Security   Morgan Stanley                          25,000    5.38%     2/4/08
Floating Rate Security   National Australia Bank                 25,000    5.29%     2/7/08
Repurchase Agreement     Barclays Capital Markets               109,920    5.25%     2/1/07
Repurchase Agreement     Deutsche Bank Securities, Inc.          58,458    5.26%    2/1/076

                       See notes to financial statements.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


International Equity Foreign Currency Contracts as of January 31, 2007:

                        CONTRACT        CONTRACT           CURRENT            UNREALIZED
   DELIVERY          AMOUNT (LOCAL       VALUE               VALUE           APPRECIATION/
     DATE               CURRENCY)      U.S. DOLLAR        U.S. DOLLAR       (DEPRECIATION)
   --------          -------------     -----------        -----------       --------------
AUSTRALIAN DOLLAR
------------------------------
Short Contracts
    2/01/07            $ 1,213           $ 936               $ 942               $ (6)

BRISTISH POUND STERLING
------------------------------
Short Contracts
    2/16/07              2,604           4,939               5,115               (176)
Long Contracts
    2/16/07              3,855           7,304               7,574                270
    2/16/07              1,955           3,706               3,841                135
    3/14/07              6,509          12,802              12,786                (16)
    3/14/07              2,956           5,842               5,807                (35)

EURO
------------------------------
Short Contracts
    3/14/07              1,570           2,086               2,050                 36
    3/14/07              8,526          11,304              11,132                172
Long Contacts
    2/16/07             13,117          16,879              17,107                228
    3/14/07              1,961           2,605               2,560                (45)
    3/14/07                833           1,105               1,088                (17)
    3/14/07              2,036           2,652               2,658                  6
    3/14/07              3,054           3,979               3,987                  8

HONG KONG DOLLAR
------------------------------
Short Contracts
    2/16/07             39,939           5,149               5,119                 30
    2/16/07             72,052           9,243               9,234                  9
Long Contracts
    2/16/07              3,813             488                 489                  1

JAPANESE YEN
------------------------------
Short Contracts
    2/16/07          2,322,726          19,980              19,290                690
    2/16/07             62,442             537                 519                 18
    2/16/07          1,282,753          11,034              10,653                381
    3/14/07          1,066,989           9,212               8,892                320
    3/14/07            602,397           5,191               5,020                171
    3/14/07             59,264             492                 494                 (2)
    2/16/07            893,940           7,373               7,424                (51)
Long Contracts
    2/16/07          1,339,506          11,522              11,124               (398)
    2/16/07          1,362,899          11,793              11,319               (474)
    3/14/07          1,352,172          11,643              11,268               (375)
    3/14/07             80,099             689                 667                (22)
    3/14/07          1,188,572          10,237               9,905               (332)
    3/14/07            611,136           5,277               5,093               (184)
    3/14/07          1,547,623          13,346              12,897               (449)

                       See notes to financial statements.

                       This page intentionally left blank.

[spread pp 96-97]

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of January 31, 2007, were as follows:


                           SMALL CAP  MID CAP  QUALITY  LARGE CAP  EQUITY  MICRO CAP  SMALL CAP  MULTI CAP
                             GROWTH    GROWTH   GROWTH     CORE    INDEX     VALUE      VALUE      VALUE
                              FUND      FUND     FUND      FUND     FUND      FUND       FUND       FUND
                           ---------  -------  -------  ---------  ------  ---------  ---------  ---------
Advertising                   1.4%     --       --       0.9%        0.2%      --         --          --
Aerospace/Defense             0.2%     --       3.1%     2.7%        2.1%      1.0%       --          1.7%
Agriculture                   --       --       1.6%     1.7%        1.8%      --         --          0.3%
Airlines                      --       --       --        --         0.1%      --         --          --
Apparel                       3.3%     5.8%     1.6%     0.8%        0.4%      5.2%       0.5%        0.9%
Auto Manufacturers            --       --       --       0.1%        0.4%      --         --          0.6%
Auto Parts & Equipment        --       --       --       0.2%        0.2%      --         --          1.2%
Banks                         1.4%     1.8%     1.0%     6.6%        6.4%      8.3%       9.9%       17.4%
Beverages                     --       --       1.8%     3.4%        2.0%      --         2.4%        1.3%
Biotechnology                 1.3%     --       1.2%     1.2%        0.9%      --         --          --
Building Materials            1.6%     --       --        --         0.2%      3.0%       --          --
Cash Equivalents             32.0%    21.8%     5.4%     7.8%        4.1%      9.4%      21.5%        8.9%
Chemicals                     --        --      1.3%     2.9%        1.3%      2.1%       5.8%        3.7%
Closed-end Funds              --        --       --        --        --         --        --          --
Coal                          --        --       --        --        0.1%      --         --          --
Commercial Services           4.9%     7.9%     3.1%       --        0.8%      3.1%       7.0%        0.6%
Computers                     4.1%     5.2%     4.9%     3.7%        4.1%      4.3%       3.4%        2.3%
Cosmetics/Personal Care       --        --      4.0%     1.1%        2.2%      --         --          --
Distribution/Wholesale        3.9%     1.8%     --        --         0.1%      --         --          --
Diversified
  Financial Services          2.7%     5.1%     6.3%    10.5%        8.5%      --         --          6.3%
Electric                      --        --      --       3.6%        3.0%      --         4.0%        3.9%
Electrical Components
  & Equipment                 4.8%     --       1.3%      --         0.3%      1.5%       1.9%        --
Electronics                   1.5%     3.7%     1.7%      --         0.5%      4.1%       1.4%        1.5%
Engineering & Construction    2.1%     --       --        --         0.1%      0.9%       --          --
Entertainment                 1.2%     1.3%     --        --         0.1%      --         0.5%        --
Environmental Control         --       1.5%     1.5%     0.4%        0.2%      0.7%       --          --
Food                          1.1%     --       4.1%     1.7%        1.6%      2.6%       2.2%        6.2%
Food Service                  --       --       --        --         --         --        --          --
Forest Products & Paper       --       --       --       0.7%        0.4%      0.8%       2.9%        --
Gas                           --       --       --        --         0.2%      0.8%       3.1%        0.5%
Hand/Machine Tools            --       --       --        --         0.1%      --         --          1.2%
Healthcare-Products           7.2%     6.4%     6.7%     1.6%        3.1%      4.2%       2.0%        1.1%
Healthcare-Services           2.4%     4.0%     1.5%     2.6%        1.4%      1.1%       3.3%        2.6%
Holding Companies-
  Diversified                 --       --       --        --         --         --        --          --
Home Builders                 --       --       --        --         0.3%      --         --          --
Home Furnishings              --       --       --        --         0.1%      1.4%       1.6%        0.1%
Household Products/Wares      1.5%     --       --        --         0.2%      0.8%       --          0.9%
Housewares                    --       --       --        --         0.1%      --         --          --
Insurance                     2.6%     1.4%     1.0%     4.4%        4.7%      8.2%       3.1%        8.0%
Internet                      5.5%     1.0%     1.9%     0.9%        1.7%      2.5%       --          --
Investment Companies          2.4%     2.1%     7.1%     0.3%        2.7%      7.9%       3.7%        1.6%
Iron/Steel                    1.7%     2.1%     --       0.8%        0.3%      0.8%       1.2%        --
Leisure Time                  --       --       --       --          0.4%      --         --          0.8%
Lodging                       --       3.2%     1.8%     --          0.5%      --         --          --
Machinery-Construction
  & Mining                    1.6%     2.5%     1.2%     --          0.4%      --         --          0.8%
Machinery-Diversified         1.4%     1.4%     --       1.1%        0.4%      1.3%       1.8%        0.8%
Media                         --       --       3.8%     4.8%        3.5%      --         1.4%        1.0%
Metal Fabricate/Hardware      --       2.6%     --        --         --        --         --          --
Mining                        --       --       --       0.2%        0.6%      --         --          1.0%
Miscellaneous
  Manufacturing               --       3.1%     7.2%     5.2%        4.8%      1.0%       2.9%        4.2%
Office Furnishings            --       --       --        --         --        --         --          --
Office/Business Equipment     --       --       --       0.3%        0.2%      --         --          0.3%
Oil & Gas                     2.4%     4.2%     2.9%     9.3%        7.6%      1.3%       0.7%        9.7%
Oil & Gas Services            2.5%     1.8%     1.4%     0.8%        1.3%      1.5%       1.2%        1.3%
Packaging & Containers        --       --       --        --         0.1%      --         --          --
Pharmaceuticals               4.6%     5.3%     3.6%     5.0%        5.9%      0.4%       --          4.8%
Pipelines                     --       --       --        --         0.5%      --         --          0.3%
Real Estate                   --       1.6%     --        --         0.1%      --         --          --
REITS                         --       --       --        --         1.2%      4.2%       4.4%        0.4%
Retail                       10.0%     7.8%     5.4%     6.2%        5.5%      2.8%       9.5%        1.9%
Savings & Loans               --       --       --        --         0.4%      6.8%       1.6%        0.7%
Semiconductors                3.2%     3.0%     3.4%     3.1%        2.4%      5.1%       2.1%        2.6%
Shipbuilding                  --       --       --        --         --        --         --          --
Software                      5.3%     4.3%     5.6%     5.1%        3.6%      --         1.1%        --
Sovereign                     --       --       --        --         --        --         --          --
Storage/Warehousing           1.4%     --       --        --         --        --         --          --
Telecommunications            5.0%     6.1%     6.6%     5.0%        6.0%      6.2%       9.3%        7.0%
Textiles                      --       --       --        --         0.0%      1.0%       --          --
Toys/Games/Hobbies            --       --       --        --         0.1%      --         --          0.4%
Transportation                4.0%     2.6%     --       1.4%        1.5%      2.7%       4.2%        2.5%
Trucking & Leasing            --       --       --        --         --^       --         --          --
Venture Capital               --       --       --        --         --        --         --          --
Water                         --       --       --        --         --        --         --          --


                       See notes to financial statements.

                                       96


                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


                               DISCIPLINED               LIFEMODEL                LIFEMODEL
                                LARGE CAP    LIFEMODEL   MODERATELY   LIFEMODEL   MODERATELY
                                  VALUE     AGGRESSIVE   AGGRESSIVE   MODERATE   CONSERVATIVE
                                   FUND       FUND SM     FUND SM      FUND SM     FUND SM
                               -----------  ----------  -----------   ---------  ------------
Advertising                        --           --          --           --            --
Aerospace/Defense                  1.9%         --          --           --            --
Agriculture                        3.7%         --          --           --            --
Airlines                           --           --          --           --            --
Apparel                            --           --          --           --            --
Auto Manufacturers                 --           --          --           --            --
Auto Parts & Equipment             --           --          --           --            --
Banks                             11.3%         --          --           --            --
Beverages                          1.3%         --          --           --            --
Biotechnology                      --           --          --           --            --
Building Materials                 --           --          --           --            --
Cash Equivalents                  10.7%         --          --           --            --
Chemicals                          2.6%         --          --           --            --
Closed-end Funds                   --           --          --           --            --
Coal                               --           --          --           --            --
Commercial Services                1.4%         --          --           --            --
Computers                          2.9%         --          --           --            --
Cosmetics/Personal Care            --           --          --           --            --
Distribution/Wholesale             --           --          --           --            --
Diversified Financial
  Services                         7.3%         --          --           --            --
Electric                           2.6%         --          --           --            --
Electrical Components
  & Equipment                      --           --          --           --            --
Electronics                        0.8%         --          --           --            --
Engineering & Construction         --           --          --           --            --
Entertainment                      --           --          --           --            --
Environmental Control              --           --          --           --            --
Food                               2.5%         --          --           --            --
Food Service                       --           --          --           --            --
Forest Products & Paper            --           --          --           --            --
Gas                                --           --          --           --            --
Hand/Machine Tools                 0.8%         --          --           --            --
Healthcare-Products                2.9%         --          --           --            --
Healthcare-Services                0.1%         --          --           --            --
Holding Companies-Diversified      --           --          --           --            --
Home Builders                      --           --          --           --            --
Home Furnishings                   --           --          --           --            --
Household Products/Wares           1.0%         --          --           --            --
Housewares                         --           --          --           --            --
Insurance                         10.2%         --          --           --            --
Internet                           --           --          --           --            --
Investment Companies               2.9%       100.1%      100.1%       99.2%        99.9%
Iron/Steel                         --           --          --           --            --
Leisure Time                       1.0%         --          --           --            --
Lodging                            --           --          --           --            --
Machinery-Construction & Mining    0.8%         --          --           --            --
Machinery-Diversified              --           --          --           --            --
Media                              1.7%         --          --           --            --
Metal Fabricate/Hardware           --           --          --           --            --
Mining                             1.2%         --          --           --            --
Miscellaneous Manufacturing        4.8%         --          --           --            --
Office Furnishings                 --           --          --           --            --
Office/Business Equipment          1.5%         --          --           --            --
Oil & Gas                         11.9%         --          --           --            --
Oil & Gas Services                 0.7%         --          --           --            --
Packaging & Containers             --           --          --           --            --
Pharmaceuticals                    5.9%         --          --           --            --
Pipelines                          --           --          --           --            --
Real Estate                        --           --          --           --            --
REITS                              --           --          --           --            --
Retail                             4.3%         --          --           --            --
Savings & Loans                    --           --          --           --            --
Semiconductors                     3.2%         --          --           --            --
Shipbuilding                       --           --          --           --            --
Software                           --           --          --           --            --
Sovereign                          --           --          --           --            --
Storage/Warehousing                --           --          --           --            --
Telecommunications                 6.9%         --          --           --            --
Textiles                           --           --          --           --            --
Toys/Games/Hobbies                 --           --          --           --            --
Transportation                     --           --          --           --            --
Trucking & Leasing                 --           --          --           --            --
Venture Capital                    --           --          --           --            --
Water                              --           --          --           --            --



                               LIFEMODEL     DIVIDEND                INTERNATIONAL
                              CONSERVATIVE    GROWTH     TECHNOLOGY      EQUITY
                                 FUND SM       FUND         FUND          FUND
                              ------------   --------    ----------  -------------
Advertising                        --            --          2.6%          0.1%
Aerospace/Defense                  --            5.1%        --            0.5%
Agriculture                        --            2.4%        --            0.9%
Airlines                           --            --          --            0.2%
Apparel                            --            1.3%        --            0.1%
Auto Manufacturers                 --            --          --            4.4%
Auto Parts & Equipment             --            --          --            0.8%
Banks                              --            8.1%        --           17.4%
Beverages                          --            5.1%        --            1.2%
Biotechnology                      --            1.4%        --             --^
Building Materials                 --            --          --            1.8%
Cash Equivalents                   --            4.0%       15.0%          7.9%
Chemicals                          --            2.8%        --            2.5%
Closed-end Funds                   --            --          --            0.1%
Coal                               --            --          --            0.1%
Commercial Services                --            1.8%        9.6%          0.8%
Computers                          --            --         20.7%          0.4%
Cosmetics/Personal Care            --            3.6%        --            0.5%
Distribution/Wholesale             --            --          --            1.1%
Diversified Financial
  Services                         --            9.7%        --            2.4%
Electric                           --            --          --            3.5%
Electrical Components
  & Equipment                      --            1.9%        4.4%          1.4%
Electronics                        --            --          3.2%          1.4%
Engineering & Construction         --            --          --            1.4%
Entertainment                      --            --          --            0.2%
Environmental Control              --            --          --             --^
Food                               --            3.0%        --            3.5%
Food Service                       --            --          --            0.2%
Forest Products & Paper            --            --          --            0.4%
Gas                                --            --          --            0.5%
Hand/Machine Tools                 --            --          --            0.5%
Healthcare-Products                --            8.9%        --            0.4%
Healthcare-Services                --            --          --             --^
Holding Companies-Diversified      --            --          --            0.6%
Home Builders                      --            --          --            0.4%
Home Furnishings                   --            --          --            0.7%
Household Products/Wares           --            --          --            0.3%
Housewares                         --            --          --            0.1%
Insurance                          --            4.7%        --            4.7%
Internet                           --            --         11.3%          0.3%
Investment Companies              100.1%         1.7%        1.9%          1.3%
Iron/Steel                         --            --          --            1.6%
Leisure Time                       --            --          --            0.1%
Lodging                            --            1.4%        --            0.3%
Machinery-Construction & Mining    --            --          --            0.3%
Machinery-Diversified              --            --          --            0.8%
Media                              --            1.2%        3.7%          1.0%
Metal Fabricate/Hardware           --            --          --            0.2%
Mining                             --            --          --            4.6%
Miscellaneous Manufacturing        --            6.2%        --            1.9%
Office Furnishings                 --            --          --             --^
Office/Business Equipment          --            --          2.0%          0.6%
Oil & Gas                          --            9.8%        --            7.4%
Oil & Gas Services                 --            1.4%        --             --
Packaging & Containers             --            --          --            0.1%
Pharmaceuticals                    --            4.1%        --            5.9%
Pipelines                          --            --          --             --
Real Estate                        --            --          --            2.1%
REITS                              --           --           --            0.4%
Retail                             --            2.8%        --            1.9%
Savings & Loans                    --            --          --             --
Semiconductors                     --            3.5%       14.7%          0.3%
Shipbuilding                       --            --          --             --^
Software                           --            3.1%       16.8%          0.6%
Sovereign                          --            --          --            0.8%
Storage/Warehousing                --            --          --             --^
Telecommunications                 --            5.0%       10.6%          7.4%
Textiles                           --            --          --            0.2%
Toys/Games/Hobbies                 --            --          --            0.4%
Transportation                     --            --          --            1.4%
Trucking & Leasing                 --            --          --             --
Venture Capital                    --            --          --             --^
Water                              --            --          --            0.3%



----------------
^ Amount is less than 0.05%


                       See notes to financial statements.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of January 31, 2007, were as follows:



                                 BALANCED      STRATEGIC
                                   FUND          INCOME
                                 ---------      ---------
Aerospace/Defense                  1.6%             --
Agriculture                        1.0%           1.2%
Auto Manufacturers                   --           0.7%
Auto Parts & Equipment             1.6%             --
Automobile ABS                     3.6%             --
Banks                              5.8%          14.9%
Beverages                          1.0%           0.1%
Cash Equivalents                   5.3%           4.7%
Closed-end Funds                     --           9.4%
Commercial MBS                     8.5%           0.6%
Commercial Services                0.8%             --
Computers                          2.1%             --
Cosmetics/Personal Care            1.6%           0.4%
Credit Card ABS                      --           0.3%
Diversified Financial Services     2.4%          21.8%
Electric                           1.2%           5.7%
Environmental Control              1.3%             --
FHLMC Collateral                     --           0.3%
Food                               3.9%           1.2%
Forest Products & Paper              --           1.0%
Hand/Machine Tools                 1.0%             --
Healthcare-Products                5.8%             --
Holding Companies-Diversified        --           0.6%
Home Equity ABS                    0.7%             --
Household Products/Wares           1.2%             --

                                 BALANCED      STRATEGIC
                                   FUND          INCOME
                                 ---------      ---------
Housewares                         0.7%             --
Insurance                          2.9%           5.4%
Internet                           0.8%             --
Investment Companies               2.8%           6.1%
Leisure Time                       0.8%             --
Machinery-Diversified              1.8%             --
Media                              2.5%           1.7%
Miscellaneous Manufacturing        1.2%           0.2%
Oil & Gas                          2.8%           1.0%
Oil & Gas Services                 1.9%             --
Other ABS                          0.7%           0.6%
Packaging & Containers             0.9%             --
Pharmaceuticals                    2.4%             --
Pipelines                          0.3%           0.8%
Regional(state/provnc)               --           0.6%
REITS                                --          13.4%
Retail                             5.5%           0.5%
Savings & Loans                      --           0.5%
Semiconductors                     1.1%             --
Software                           2.8%             --
Sovereign                         10.0%           5.6%
Telecommunications                 4.0%           1.5%
Transportation                       --           0.3%
WL Collateral CMO                 13.7%           3.4%



The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of January 31, 2007, were as follows:


                                         INTERMEDIATE            OHIO            MICHIGAN
                        MUNICIPAL         MUNICIPAL           MUNICIPAL          MUNICIPAL
                          BOND               BOND                BOND              BOND
                          FUND               FUND                FUND              FUND
                        --------           --------            --------          --------
Airport                      5.2%               8.6%                1.8%              2.0%
Cash Equivalents             0.2%                --^                0.2%              0.7%
Development                  1.8%               7.9%                3.1%              1.0%
Education                    7.3%               0.9%                2.0%              --
Facilities                   3.5%               5.3%                2.3%              9.3%
General                      2.7%               8.7%                5.5%              6.2%
General Obligation          15.8%              10.2%               19.3%              6.7%
Higher Education            12.8%               2.5%               24.8%              5.2%
Housing                      2.7%               5.3%                3.0%              3.2%
Medical                      4.7%               9.5%               15.1%             17.6%
Multifamily Housing          --                 0.3%                --                0.8%
Pollution                    2.0%               1.3%                6.9%              2.7%
Power                        --                 7.2%                6.8%              4.6%
School District             24.2%              10.6%                5.7%             16.7%
Single Family Housing        2.7%               4.5%                1.1%               --
Student Loan                 2.6%               0.6%                --                9.3%
Transportation               1.7%              11.3%                1.5%              2.0%
Utilities                    3.4%               4.1%                --                3.3%
Water                        5.5%               0.3%                --                7.5%

---------------------
^ Amount is less than 0.05%

                        See notes to financial statements

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of January 31, 2007, were as follows:

                                                                                          U. S.
                                                          INTERMEDIATE   SHORT TERM    GOVERNMENT
                             HIGH YIELD       BOND            BOND          BOND         BOND
                              BOND FUND       FUND            FUND          FUND         FUND
                              --------      --------        --------      --------     --------
Aerospace/Defense                0.4%          1.0%          0.2%          --             --
Advertising                      0.6%          --             --           0.9%           --
Agency Collateral CMO            --            0.7%          0.7%          1.9%           1.6%
Agency Collateral
  PAC CMO                        --            --             --           1.7%           --
Auto Manufacturers               1.0%          --             --           0.5%           --
Automobile ABS                   --            5.6%          1.2%         10.7%           --
Banks                            --            2.3%          6.7%          2.0%           --
Building Materials               3.1%          --             --           --             --
Cash Equivalents                13.5%          3.3%          3.6%         11.2%           --
Chemicals                        1.9%          --             --           --             --
Coal                             2.4%          --             --           --             --
Commercial MBS                   --           15.3%         17.0%          9.8%           --
Commercial Services              5.1%          0.7%           --           --             --
Computers                        1.2%          --             --           --             --
Credit Card ABS                  --            --             --           0.3%           --
Development                      --            --             --           0.3%           --
Diversified Financial
  Services                       9.9%          7.2%          6.1%          3.5%           --
Electric                         4.0%          0.5%          1.1%          0.3%           --
Electronics                      1.8%          --             --           --             --
Energy-Alternate Sources         1.5%          --             --           --             --
Environmental Control            1.1%          --             --           --             --
FHLMC Collateral                 --            --            1.3%          --             --
Food                             5.8%          0.2%           --           0.7%           --
Forest Products & paper          1.2%          --             --           --             --
Gas                              --            --             --           1.2%           --
Healthcare-Services              3.7%          --             --           --             --
Home Builders                    5.1%          --             --           --             --
Home Equity ABS                  --            1.4%          4.6%          1.1%           --
Household Products/Wares         0.8%          --             --           --             --
Insurance                        --            --            0.2%          0.6%           --
Investment Companies             2.5%          1.9%          3.8%          3.2%          17.1%
Iron/Steel                       2.6%          --             --           --             --
Machinery-Diversified            1.7%          --             --           0.6%           --
Media                            5.2%          1.2%           --           0.6%           --
Mining                           2.9%          --            0.4%          --             --
Miscellaneous Manufacturing      1.1%          --             --           --             --
Office/Business Equipment        1.2%          --             --           --             --
Oil & Gas                        7.1%          1.0%          2.3%          0.3%           --
Oil & Gas Services               4.6%          --             --           --             --
Other ABS                        --            7.5%          8.7%          0.9%           7.0%
Packaging & Containers           1.0%          --             --           --             --
Pharmaceuticals                  1.3%          --             --           --             --
Pipelines                        0.7%          0.3%          0.4%          0.6%           --
REITS                            --            --             --           0.6%           --
Retail                           2.9%          0.8%          0.4%          --             --
Semiconductors                   1.1%          --             --           --             --
Sovereign                        --           52.7%          9.9%         31.5%          82.7%
Telecommunications               6.2%          0.8%          0.3%          1.5%           --
Transportation                   2.6%          --             --           --             --
WL Collateral CMO                2.7%         22.7%         34.9%         25.3%           --

------------------
^ Amount is less than 0.05%


                        See notes to financial statements

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------

                            SMALL CAP    MID CAP    QUALITY   LARGE CAP    EQUITY
                              GROWTH      GROWTH     GROWTH     CORE       INDEX     BALANCED
                               FUND        FUND       FUND      FUND        FUND        FUND
                             ---------  ---------  ---------  ---------   ---------  ---------
ASSETS:
Investments, at cost         $ 155,237  $ 363,134  $ 625,951  $ 203,982   $ 184,808  $  73,460
Net unrealized
   appreciation                 38,679     90,671     69,609     41,358     255,478      3,868
                             ---------  ---------  ---------  ---------   ---------  ---------
Investments, at value          193,916    453,805    695,560    245,340     440,286     77,328
Investment in
   affiliates, at value
   (cost $3,552, $8,024,
   $50,302, $661, $11,853,
   $2,044, $4,081, $3,110,
   $5,843, $18,997, $--;
   respectively)                 3,552      8,024     50,302        661      11,853      2,044
                             ---------  ---------  ---------  ---------   ---------  ---------
   Total Investments           197,468    461,829    745,862    246,001     452,139     79,372
Cash                                --         --         --         --          --         26
Interest, dividends and
   other receivables                30         92        270        191         433        165
Receivable for
   investments sold              1,855      2,950     84,207         --          --      1,132
Receivable for Fund
   shares sold                       1         48         55         22         622         20
Receivable for variation
   margin on futures
   contracts                        --         --         --          7          77         --
Receivable from Advisor
   and affiliates                    5         --          9         19          56          7
Prepaid expenses
   and other assets                 27         34         49         30          39         28
                             ---------  ---------  ---------  ---------   ---------  ---------
   Total Assets                199,386    464,953    830,452    246,270     453,366     80,750
                             ---------  ---------  ---------  ---------   ---------  ---------
LIABILITIES:
Payable for
   investments purchased         1,525      3,816     80,021         --          --      4,545
Payable for
   securities loaned            47,770     82,392     38,393     17,855      18,033      3,850
Payable for Fund
   shares redeemed                 499      1,081        993        699         284        120
Accrued expenses and
   other payables:
   Payable to Advisor
     and affiliates                113        313        597        172          83         48
   Distribution and
      administrative
      services fees                  5         13         37          6          46         14
   Other                            70         56        178         45          95         46
                             ---------  ---------  ---------  ---------   ---------  ---------
   Total Liabilities            49,982     87,671    120,219     18,777      18,541      8,623
                             ---------  ---------  ---------  ---------   ---------  ---------
NET ASSETS:
Paid--in Capital               106,003    280,507    594,070    214,814     208,772    110,342
Accumulated net
   investment
   income/(loss)                  (459)      (889)     1,929         57         414        462
Accumulated net realized
   gain/(loss) from
   investment
   transactions and
   futures                       5,181      6,993     44,625    (28,741)    (30,006)   (42,545)
Net unrealized
   appreciation on
   investments and
   futures                      38,679     90,671     69,609     41,363     255,645      3,868
                             ---------  ---------  ---------  ---------   ---------  ---------
   Net Assets                $ 149,404  $ 377,282  $ 710,233  $ 227,493   $ 434,825  $  72,127
                             =========  =========  =========  =========   =========  =========
Market value of
   securities loaned         $  46,459  $  80,130  $  37,339  $  17,364   $  17,538  $   3,744
                             =========  =========  =========  =========   =========  =========
Net Assets:
   Institutional Shares      $ 129,964  $ 337,042  $ 588,105  $ 203,832   $ 198,528  $  32,517
   Class A Shares               17,200     32,213    104,973     22,343      68,147     31,266
   Class B Shares                1,397      6,226     12,362      1,142       4,341      6,815
   Class C Shares                  406      1,045      2,634        119       2,239      1,405
   Advisor Shares                  437        756      2,159         57       1,936        124
   Select Shares                    NA         NA         NA         NA      18,674         NA
   Preferred Shares                 NA         NA         NA         NA      69,649         NA
   Trust Shares                     NA         NA         NA         NA      71,311         NA
                             ---------  ---------  ---------  ---------   ---------  ---------
   Total                     $ 149,404  $ 377,282  $ 710,233  $ 227,493   $ 434,825  $  72,127
                             =========  =========  =========  =========   =========  =========
Shares of Beneficial
Interest Outstanding
(Unlimited number
of shares authorized,
no par value):
   Institutional Shares         10,402     22,286     33,865     11,890       7,270      2,472
   Class A Shares                1,436      2,197      6,176      1,321       2,510      2,390
   Class B Shares                  122        450        760         68         161        527
   Class C Shares                   35         80        166          7          82        109
   Advisor Shares                   37         52        129          3          70         10
   Select Shares                    NA         NA         NA         NA         685         NA
   Preferred Shares                 NA         NA         NA         NA       2,552         NA
   Trust Shares                     NA         NA         NA         NA       2,613         NA
                             ---------  ---------  ---------  ---------   ---------  ---------
   Total                        12,032     25,065     41,096     13,289      15,943      5,508
                             =========  =========  =========  =========   =========  =========
Net Asset Value+
   Institutional Shares      $   12.49  $   15.12  $   17.37  $   17.14   $   27.29  $   13.16
                             =========  =========  =========  =========   =========  =========
   Class A Shares--
      redemption price
      per share              $   11.97  $   14.67  $   17.00  $   16.92   $   27.20  $   13.08
                             =========  =========  =========  =========   =========  =========
   Class B Shares--
      offering price
      per share*             $   11.43  $   13.86  $   16.26  $   16.93   $   27.04  $   12.93
                             =========  =========  =========  =========   =========  =========
   Class C Shares--
      offering price
      per share*             $   11.45  $   13.22  $   15.84  $   16.93   $   27.06  $   12.91
                             =========  =========  =========  =========   =========  =========
   Advisor Shares--
      redemption price
      per share              $   11.96  $   14.45  $   16.80  $   17.13   $   27.17  $   13.05
                             =========  =========  =========  =========   =========  =========
   Select Shares                    NA         NA         NA         NA   $   27.28         NA
                             =========  =========  =========  =========   =========  =========
   Preferred Shares                 NA         NA         NA         NA   $   27.28         NA
                             =========  =========  =========  =========   =========  =========
   Trust Shares                     NA         NA         NA         NA   $   27.29         NA
                             =========  =========  =========  =========   =========  =========
Maximum Sales Charge
   Class A Shares                5.00%      5.00%      5.00%      5.00%       5.00%      5.00%
   Advisor Shares                3.25%      3.25%      3.25%      3.25%       3.25%      3.25%
Maximum Offering Price
   (100%/(100%-Maximum
   sales charge) of net
   asset value adjusted
   to the nearest cent)
   per share
   Class A Shares            $   12.60  $   15.44  $   17.89  $   17.81   $   28.63  $   13.77
                             =========  =========  =========  =========   =========  =========
   Advisor Shares            $   12.36  $   14.94  $   17.36  $   17.71   $   28.08  $   13.49
                             =========  =========  =========  =========   =========  =========
                                                                     DISCIPLINED
                              MICRO CAP    SMALL CAP    MULTI CAP     LARGE CAP    LIFEMODEL
                                 VALUE        VALUE        VALUE        VALUE      AGGRESSIVE
                                  FUND         FUND          FUND        FUND       FUND SM
                               ---------    ---------    ---------    ---------    ---------
ASSETS:
Investments, at cost           $  84,716    $ 140,273    $ 288,897    $ 573,234    $ 164,090
Net unrealized
   appreciation                   20,182       14,711       97,117      138,219       30,999
                               ---------    ---------    ---------    ---------    ---------
Investments, at value            104,898      154,984      386,014      711,453      195,089
Investment in
   affiliates, at value
   (cost $3,552, $8,024,
   $50,302, $661, $11,853,
   $2,044, $4,081, $3,110,
   $5,843, $18,997, $--;
   respectively)                   4,081        3,110        5,843       18,997           --
                               ---------    ---------    ---------    ---------    ---------
   Total Investments             108,979      158,094      391,857      730,450      195,089#
Cash                                  --           --           --           --           --
Interest, dividends and
   other receivables                  35           32          443          876           13
Receivable for
   investments sold                1,138        1,585           --        4,258           --
Receivable for Fund
   shares sold                        41           18          189          661          209
Receivable for variation
   margin on futures
   contracts                          --           --           --           --           --
Receivable from Advisor
   and affiliates                     11            5           10            5           46
Prepaid expenses
   and other assets                   30           22           35           47           29
                               ---------    ---------    ---------    ---------    ---------
   Total Assets                  110,234      159,756      392,534      736,297      195,386
                               ---------    ---------    ---------    ---------    ---------
LIABILITIES:
Payable for
   investments purchased             141        1,317           --        4,772           --
Payable for
   securities loaned               9,384       27,956       31,815       70,331           --
Payable for Fund
   shares redeemed                   521          350        1,652        1,414          375
Accrued expenses and
   other payables:
   Payable to Advisor
     and affiliates                  103          120          334          520           36
   Distribution and
      administrative
      services fees                   17            3           48           13           30
   Other                              46           30           67           89           31
                               ---------    ---------    ---------    ---------    ---------
   Total Liabilities              10,212       29,776       33,916       77,139          472
                               ---------    ---------    ---------    ---------    ---------
NET ASSETS:
Paid--in Capital                  72,713      111,623      247,256      516,256      150,438
Accumulated net
   investment
   income/(loss)                    (398)          65          304          565           (6)
Accumulated net realized
   gain/(loss) from
   investment
   transactions and
   futures                         7,525        3,581       13,941        4,118       13,483
Net unrealized
   appreciation on
   investments and
   futures                        20,182       14,711       97,117      138,219       30,999
                               ---------    ---------    ---------    ---------    ---------
   Net Assets                  $ 100,022    $ 129,980    $ 358,618    $ 659,158    $ 194,914
                               =========    =========    =========    =========    =========
Market value of
   securities loaned           $   9,127    $  27,189    $  30,941    $  68,401    $      --
                               =========    =========    =========    =========    =========
Net Assets:
   Institutional Shares        $  60,866    $ 124,567    $ 254,300    $ 623,541    $ 116,157
   Class A Shares                 15,778        2,419       40,388       26,894       56,053
   Class B Shares                  5,834        1,206       23,794        6,155       18,697
   Class C Shares                  3,076          761        6,101        2,197        2,985
   Advisor Shares                 14,468        1,027       34,035          371        1,022
   Select Shares                      NA           NA           NA           NA           NA
   Preferred Shares                   NA           NA           NA           NA           NA
   Trust Shares                       NA           NA           NA           NA           NA
                               ---------    ---------    ---------    ---------    ---------
   Total                       $ 100,022    $ 129,980    $ 358,618    $ 659,158    $ 194,914
                               =========    =========    =========    =========    =========
Shares of Beneficial
Interest Outstanding
(Unlimited number
of shares authorized,
no par value):
   Institutional Shares            8,669        6,105       10,230       43,943        7,307
   Class A Shares                  2,342          119        1,647        1,901        3,539
   Class B Shares                    908           62        1,008          430        1,207
   Class C Shares                    479           39          258          158          193
   Advisor Shares                  2,177           52        1,396           26           64
   Select Shares                      NA           NA           NA           NA           NA
   Preferred Shares                   NA           NA           NA           NA           NA
   Trust Shares                       NA           NA           NA           NA           NA
                               ---------    ---------    ---------    ---------    ---------
   Total                          14,575        6,377       14,539       46,458       12,310
                               =========    =========    =========    =========    =========
Net Asset Value+
   Institutional Shares        $    7.02    $   20.40    $   24.86    $   14.19    $   15.90
                               =========    =========    =========    =========    =========
   Class A Shares--
      redemption price
      per share                $    6.74    $   20.23    $   24.52    $   14.15    $   15.84
                               =========    =========    =========    =========    =========
   Class B Shares--
      offering price
      per share*               $    6.42    $   19.56    $   23.61    $   14.29    $   15.49
                               =========    =========    =========    =========    =========
   Class C Shares--
      offering price
      per share*               $    6.43    $   19.51    $   23.58    $   14.01    $   15.49
                               =========    =========    =========    =========    =========
   Advisor Shares--
      redemption price
      per share                $    6.65    $   20.01    $   24.37    $   14.12    $   15.85
                               =========    =========    =========    =========    =========
   Select Shares                      NA           NA           NA           NA           NA
                               =========    =========    =========    =========    =========
   Preferred Shares                   NA           NA           NA           NA           NA
                               =========    =========    =========    =========    =========
   Trust Shares                       NA           NA           NA           NA           NA
                               =========    =========    =========    =========    =========
Maximum Sales Charge
   Class A Shares                  5.00%        5.00%        5.00%        5.00%        5.00%
   Advisor Shares                  3.25%        3.25%        3.25%        3.25%        3.25%
Maximum Offering Price
   (100%/(100%-Maximum
   sales charge) of net
   asset value adjusted
   to the nearest cent)
   per share
   Class A Shares              $    7.09    $   21.29    $   25.81    $   14.89    $   16.67
                               =========    =========    =========    =========    =========
   Advisor Shares              $    6.87    $   20.68    $   25.19    $   14.59    $   16.38
                               =========    =========    =========    =========    =========

-------------------------
*    Redemption price per share varies by length of time shares are held.
#    Represents investments in affiliates.
+ Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding

                       See notes to financial statements


                                 100-101 spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------

                             LIFEMODEL                 LIFEMODEL
                             MODERATELY   LIFEMODEL   MODERATELY    LIFEMODEL
                             AGGRESSIVE   MODERATE   CONSERVATIVE  CONSERVATIVE
                              FUND SM      FUND SM      FUND SM      FUND SM
                             ---------    ---------    ---------    ---------
ASSETS:
Investments, at cost         $ 298,489    $ 478,830    $  95,241    $  51,735
Net unrealized
   appreciation/
   (depreciation)               51,127       44,314        9,706        1,744
                             ---------    ---------    ---------    ---------
Investments, at value          349,616      523,144      104,947       53,479
Investment in
   affiliates, at value
   (cost $--, $--, $--,
   $--, $9,172, $424,
   $1,114, $--, $1,676,
   $5,187, $17,244,
   $8,620; respectively)            --           --           --           --
                             ---------    ---------    ---------    ---------
   Total Investments           349,616#     523,144#     104,947#      53,479#
Cash                                --        5,262           --           --
Foreign currency, at
   value (cost $--, $--,
   $--, $--, $--, $--,
   $--, $1,029, $--, $--,
   $--, and $--;
   respectively)                    --           --           --           --
Interest, dividends
   and other receivables             9            9            2            1
Receivable for
   investments sold                 --           --           --           --
Receivable for Fund
   shares sold                     250          225          135            9
Receivable for forward
   foreign currency
   contracts                        --           --           --           --
Reclaims receivable                 --           --           --           --
Receivable from Advisor
   and affiliates                   79          104           29           20
Prepaid expenses and
   other assets                     35           39           27           26
                             ---------    ---------    ---------    ---------
   Total Assets                349,989      528,783      105,140       53,535
                             ---------    ---------    ---------    ---------
LIABILITIES:
Distributions payable               --           --           --           --
Payable for investments
   purchased                        --           --           --           --
Payable for securities
   loaned                           --           --           --           --
Payable for Fund
   shares redeemed                 478        1,119           58           77
Payable for forward
   foreign currency
   contracts                        --           --           --           --
Accrued expenses and
   other payables:
   Payable to Advisor
      and affiliates                65          100           20           12
   Distribution and
      administrative
      services fees                 85           65           28           15
   Other                            68           78           24           17
                             ---------    ---------    ---------    ---------
   Total Liabilities               696        1,362         130           121
                             ---------    ---------    ---------    ---------
NET ASSETS:
Paid-in Capital                278,076      459,132       91,535       50,835
Accumulated net
   investment
   income/(loss)                   227          813          194          142
Accumulated net
   realized gain/(loss)
   from investment
   transactions, futures
   and foreign currency         19,863       23,162        3,575          693
Net unrealized
   appreciation/
   (depreciation) on
   investments, futures
   and foreign currency         51,127       44,314        9,706        1,744
                             ---------    ---------    ---------    ---------
   Net Assets                $ 349,293    $ 527,421    $ 105,010    $  53,414
                             =========    =========    =========    =========
Market value of
   securities loaned         $      --    $      --    $      --    $      --
                             =========    =========    =========    =========
Net Assets:
   Institutional Shares      $ 148,528    $ 378,601    $  44,432    $  24,691
   Class A Shares              131,979       97,010       37,455       15,402
   Class B Shares               57,480       44,859       19,955       10,084
   Class C Shares                9,367        6,523        3,102        3,190
   Advisor Shares                1,939          428           66           47
                             ---------    ---------    ---------    ---------
   Total                     $ 349,293    $ 527,421    $ 105,010    $  53,414
                             =========    =========    =========    =========
Shares of Beneficial
Interest Outstanding
(Unlimited number of
shares authorized,
no par value):
   Institutional Shares          9,918       29,000        3,779        2,262
   Class A Shares                8,829        7,441        3,192        1,414
   Class B Shares                3,864        3,459        1,706          928
   Class C Shares                  630          502          265          294
   Advisor Shares                  130           33            5            4
                             ---------    ---------    ---------    ---------
   Total                        23,371       40,435        8,947        4,902
                             =========    =========    =========    =========
Net Asset Value+
   Institutional Shares      $   14.98    $   13.06    $   11.76    $   10.92
                             =========    =========    =========    =========
   Class A Shares-
      redemption price
      per share              $   14.95    $   13.04    $   11.74    $   10.89
                             =========    =========    =========    =========
   Class B Shares-
      offering price
      per share*             $   14.88    $   12.97    $   11.69    $   10.86
                             =========    =========    =========    =========
   Class C Shares-
      offering price
      per share*             $   14.87    $   12.98    $   11.70    $   10.87
                             =========    =========    =========    =========
   Advisor Shares-
      redemption price
      per share              $   14.94    $   13.02    $   11.72    $   10.89
                             =========    =========    =========    =========
Maximum Sales Charge
   Class A Shares                5.00%        5.00%        5.00%        5.00%
   Advisor Shares                3.25%        3.25%        3.25%        3.25%
Maximum Offering Price
   (100%/(100%-Maximum
   sales charge) of net
   asset value adjusted
   to the nearest cent)
   per share
   Class A Shares            $   15.74    $   13.73    $   12.36    $   11.46
                             =========    =========    =========    =========
   Advisor Shares            $   15.44    $   13.46    $   12.11    $   11.26
                             =========    =========    =========    =========

                              STRATEGIC    DIVIDEND                INTERNATIONAL
                               INCOME       GROWTH      TECHNOLOGY     EQUITY
                                FUND         FUND          FUND         FUND
                              ---------    ---------    ---------    ---------
ASSETS:
Investments, at cost          $ 152,663    $  22,209    $  64,030    $ 418,233
Net unrealized
   appreciation/
   (depreciation)                 8,587        3,319        1,568      100,163
                              ---------    ---------    ---------    ---------
Investments, at value           161,250       25,528       65,598      518,396
Investment in
   affiliates, at value
   (cost $--, $--, $--,
   $--, $9,172, $424,
   $1,114, $--, $1,676,
   $5,187, $17,244,
   $8,620; respectively)          9,172          424        1,114           --
                              ---------    ---------    ---------    ---------
   Total Investments            170,422       25,952       66,712      518,396
Cash                                 --           --           --        2,142
Foreign currency, at
   value (cost $--, $--,
   $--, $--, $--, $--,
   $--, $1,029, $--, $--,
   $--, and $--;
   respectively)                     --           --           --        1,038
Interest, dividends
   and other receivables            977           18            3          350
Receivable for
   investments sold                  --           --        8,035          942
Receivable for Fund
   shares sold                      292           20            6          129
Receivable for forward
   foreign currency
   contracts                         --           --           --        2,474
Reclaims receivable                  --           --           --          141
Receivable from Advisor
   and affiliates                    10           19           --            3
Prepaid expenses and
   other assets                      30           31           26           40
                              ---------    ---------    ---------    ---------
   Total Assets                 171,731       26,040       74,782      525,655
                              ---------    ---------    ---------    ---------
LIABILITIES:
Distributions payable               633           --           --           --
Payable for investments
   purchased                         --           --        8,779           --
Payable for securities
   loaned                         7,626        1,003        8,589       30,193
Payable for Fund
   shares redeemed                  267           10           63        1,356
Payable for forward
   foreign currency
   contracts                         --           --           --        2,584
Accrued expenses and
   other payables:
   Payable to Advisor
      and affiliates                123           21           60          496
   Distribution and
      administrative
      services fees                  27            2            4           13
   Other                             43           38           19          127
                              ---------    ---------    ---------    ---------
   Total Liabilities              8,719        1,074       17,514       34,769
                              ---------    ---------    ---------    ---------
NET ASSETS:
Paid-in Capital                 154,366       36,413       97,463      395,528
Accumulated net
   investment
   income/(loss)                   (181)          85         (360)      (1,868)
Accumulated net
   realized gain/(loss)
   from investment
   transactions, futures
   and foreign currency             240      (14,851)     (41,403)      (3,224)
Net unrealized
   appreciation/
   (depreciation) on
   investments, futures
   and foreign currency           8,587        3,319        1,568      100,450
                              ---------    ---------    ---------    ---------
   Net Assets                 $ 163,012    $  24,966    $  57,268    $ 490,886
                              =========    =========    =========    =========
Market value of
   securities loaned          $   7,416    $     976    $   8,353    $  29,364
                              =========    =========    =========    =========
Net Assets:
   Institutional Shares       $ 117,729    $  19,774    $  48,010    $ 448,824
   Class A Shares                 4,705        4,413        3,876       28,826
   Class B Shares                 1,775          388          879        2,446
   Class C Shares                18,244          376          744        1,021
   Advisor Shares                20,559           15        3,759        9,769
                              ---------    ---------    ---------    ---------
   Total                      $ 163,012    $  24,966    $  57,268    $ 490,886
                              =========    =========    =========    =========
Shares of Beneficial
Interest Outstanding
(Unlimited number of
shares authorized,
no par value):
   Institutional Shares          10,144          798        4,281       31,724
   Class A Shares                   407          181          351        2,035
   Class B Shares                   154           16           84          176
   Class C Shares                 1,588           17           71           76
   Advisor Shares                 1,777            1          346          690
                              ---------    ---------    ---------    ---------
   Total                         14,070        1,013        5,133       34,701
                              =========    =========    =========    =========
Net Asset Value+
   Institutional Shares       $   11.61    $   24.77    $   11.22    $   14.16
                              =========    =========    =========    =========
   Class A Shares-
      redemption price
      per share               $   11.58    $   24.34    $   11.03    $   14.17
                              =========    =========    =========    =========
   Class B Shares-
      offering price
      per share*              $   11.57    $   23.62    $   10.52    $   13.93
                              =========    =========    =========    =========
   Class C Shares-
      offering price
      per share*              $   11.49    $   23.01    $   10.49    $   13.56
                              =========    =========    =========    =========
   Advisor Shares-
      redemption price
      per share               $   11.57    $   24.27    $   10.88    $   14.15
                              =========    =========    =========    =========
Maximum Sales Charge
   Class A Shares                 5.00%        5.00%        5.00%        5.00%
   Advisor Shares                 3.25%        3.25%        3.25%        3.25%
Maximum Offering Price
   (100%/(100%-Maximum
   sales charge) of net
   asset value adjusted
   to the nearest cent)
   per share
   Class A Shares             $   12.19    $   23.62    $   11.61    $   14.92
                              =========    =========    =========    =========
   Advisor Shares             $   11.96    $   25.09    $   11.25    $   14.63
                              =========    =========    =========    =========

                               HIGH YIELD              INTERMEDIATE   SHORT TERM
                                 BOND          BOND         BOND         BOND
                                 FUND          FUND         FUND         FUND
                               ---------    ---------    ---------    ---------
ASSETS:
Investments, at cost           $  71,605    $ 354,084    $ 458,511    $ 299,261
Net unrealized
   appreciation/
   (depreciation)                    631       (3,231)      (1,413)      (3,059)
                               ---------    ---------    ---------    ---------
Investments, at value             72,236      350,853      457,098      296,202
Investment in
   affiliates, at value
   (cost $--, $--, $--,
   $--, $9,172, $424,
   $1,114, $--, $1,676,
   $5,187, $17,244,
   $8,620; respectively)           1,676        5,187       17,244        8,620
                               ---------    ---------    ---------    ---------
   Total Investments              73,912      356,040      474,342      304,822
Cash                                  --           --           --           --
Foreign currency, at
   value (cost $--, $--,
   $--, $--, $--, $--,
   $--, $1,029, $--, $--,
   $--, and $--;
   respectively)                      --           --           --           --
Interest, dividends
   and other receivables           1,285        1,516        3,318        1,832
Receivable for
   investments sold                  477           --       16,174           --
Receivable for Fund
   shares sold                        20          159           50          150
Receivable for forward
   foreign currency
   contracts                          --           --           --           --
Reclaims receivable                   --           --           --           --
Receivable from Advisor
   and affiliates                     23           12           31           13
Prepaid expenses and
   other assets                       23           32           35           33
                               ---------    ---------    ---------    ---------
   Total Assets                   75,740      357,759      493,950      306,850
                               ---------    ---------    ---------    ---------
LIABILITIES:
Distributions payable                 --           --           --           --
Payable for investments
   purchased                         227       67,667       19,263        2,943
Payable for securities
   loaned                          8,967        9,231       16,587       30,402
Payable for Fund
   shares redeemed                   226          320          628          761
Payable for forward
   foreign currency
   contracts                          --           --           --           --
Accrued expenses and
   other payables:
   Payable to Advisor
      and affiliates                  50          156          268          138
   Distribution and
      administrative
      services fees                   --            5            6            2
   Other                               8          181           99           55
                               ---------    ---------    ---------    ---------
   Total Liabilities               9,478       77,560       36,851       34,301
                               ---------    ---------    ---------    ---------
NET ASSETS:
Paid-in Capital                   66,115      285,675      498,696      299,375
Accumulated net
   investment
   income/(loss)                      36         (212)         (70)        (421)
Accumulated net
   realized gain/(loss)
   from investment
   transactions, futures
   and foreign currency             (520)      (2,033)     (40,114)     (23,346)
Net unrealized
   appreciation/
   (depreciation) on
   investments, futures
   and foreign currency              631       (3,231)      (1,413)      (3,059)
                               ---------    ---------    ---------    ---------
   Net Assets                  $  66,262    $ 280,199    $ 457,099    $ 272,549
                               =========    =========    =========    =========
Market value of
   securities loaned           $   8,721    $   8,977    $  16,132    $  29,567
                               =========    =========    =========    =========
Net Assets:
   Institutional Shares        $  65,928    $ 266,900    $ 434,349    $ 261,830
   Class A Shares                    162       10,363       19,919       10,536
   Class B Shares                    104        2,450        2,052           NA
   Class C Shares                     58          251          715          180
   Advisor Shares                     10          235           64            3
                               ---------    ---------    ---------    ---------
   Total                       $  66,262    $ 280,199    $ 457,099    $ 272,549
                               =========    =========    =========    =========
Shares of Beneficial
Interest Outstanding
(Unlimited number of
shares authorized,
no par value):
   Institutional Shares            6,560       27,283       45,255       28,202
   Class A Shares                     16        1,059        2,070        1,135
   Class B Shares                     11          250          214           NA
   Class C Shares                      6           27           75           19
   Advisor Shares                      1           24            6           --^
                               ---------    ---------    ---------    ---------
   Total                           6,594       28,643       47,620       29,356
                               =========    =========    =========    =========
Net Asset Value+
   Institutional Shares        $   10.05    $    9.78    $    9.60    $    9.28
                               =========    =========    =========    =========
   Class A Shares-
      redemption price
      per share                $   10.05    $    9.78    $    9.63    $    9.28
                               =========    =========    =========    =========
   Class B Shares-
      offering price
      per share*               $   10.04    $    9.78    $    9.57           NA
                               =========    =========    =========    =========
   Class C Shares-
      offering price
      per share*               $   10.05    $    9.78    $    9.59    $    9.28
                               =========    =========    =========    =========
   Advisor Shares-
      redemption price
      per share                $   10.05    $    9.78    $    9.59    $    9.28
                               =========    =========    =========    =========
Maximum Sales Charge
   Class A Shares                  4.75%        4.75%        3.50%        3.50%
   Advisor Shares                  3.25%        3.25%        2.00%        2.00%
Maximum Offering Price
   (100%/(100%-Maximum
   sales charge) of net
   asset value adjusted
   to the nearest cent)
   per share
   Class A Shares              $   10.55    $   10.27    $    9.98    $    9.62
                               =========    =========    =========    =========
   Advisor Shares              $   10.39    $   10.11    $    9.79    $    9.47
                               =========    =========    =========    =========

-------------------------
*    Redemption price per share varies by length of time shares are held.
^    Represents fewer than five hundred dollars/shares.
#    Represents investments in affiliates.
+ Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

                       See notes to financial statements


                                 102-103 spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                 U.S.                 INTERMEDIATE     OHIO       MICHIGAN
                             GOVERNMENT    MUNICIPAL    MUNICIPAL    MUNICIPAL   MUNICIPAL
                                BOND         BOND         BOND         BOND         BOND
                                FUND         FUND         FUND         FUND         FUND
                             ---------    ---------    ---------    ---------    ---------
ASSETS:
Investments, at cost         $  46,779    $  37,819    $ 151,861    $ 104,868    $  50,423
Net unrealized
   appreciation/
   (depreciation)                 (925)       1,152        2,608        1,138         (338)
                             ---------    ---------    ---------    ---------    ---------
Investments, at value           45,854       38,971      154,469      106,006       50,085
Investment in affiliates
   (cost $8,586, $--,
   $--, $--, $--;
   respectively)                 8,586           --           --           --           --
                             ---------    ---------    ---------    ---------    ---------
   Total Investments            54,440       38,971      154,469      106,006       50,085
Interest, dividends and
   other receivables               316          493        1,477        1,055          613
Receivable for Fund
   shares sold                      22           16           75           --           --
Receivable from Advisor
   and affiliates                    7           13            5            6           13
Prepaid expenses and
   other assets                     24           19           28           27           24
                             ---------    ---------    ---------    ---------    ---------
    Total Assets                54,809       39,512      156,054      107,094       50,735
                             ---------    ---------    ---------    ---------    ---------
LIABILITIES:
Payable for
   investments purchased         4,505           --           --           --           --
Payable for Fund
   shares redeemed                  53           20           --           --            6
Accrued expenses
   and other payables:
   Payable to Advisor
   and affiliates                   25           22           74           61           30
   Distribution and
      administrative
      services fees                  6            1            1            8            1
   Other                            17           17           43           29           22
                             ---------    ---------    ---------    ---------    ---------
    Total Liabilities            4,606           60          118           98           59
                             ---------    ---------    ---------    ---------    ---------
NET ASSETS:
Paid-in Capital                 50,827       38,142      152,774      105,317       51,322
Accumulated net
   investment income               312            5           22           19            4
Accumulated net
   realized gain/(loss)
   from investment
   transactions                    (11)         153          532          522         (312)
Net unrealized
   appreciation/
   (depreciation)
   on investments                 (925)       1,152        2,608        1,138         (338)
                             ---------    ---------    ---------    ---------    ---------
   Net Assets                $  50,203    $  39,452    $ 155,936    $ 106,996    $  50,676
                             =========    =========    =========    =========    =========
Net Assets:
   Institutional Shares      $  26,317    $  36,913    $ 153,100    $  81,433    $  45,190
   Class A Shares               22,444        1,350        2,320       21,428        4,720
   Class B Shares                   NA          997          433        3,128          593
   Class C Shares                1,439           20           80        1,004          170
   Advisor Shares                    3          172            3            3            3
                             ---------    ---------    ---------    ---------    ---------
   Total                     $  50,203    $  39,452    $ 155,936    $ 106,996    $  50,676
                             =========    =========    =========    =========    =========
Shares of Beneficial
Interest Outstanding
(Unlimited number of
shares authorized,
no par value):
   Institutional Shares          2,633        3,931       15,272        8,125        4,562
   Class A Shares                2,243          143          231        2,137          477
   Class B Shares                   NA          106           44          319           60
   Class C Shares                  145            2            8          100           17
   Advisor Shares                   --^          18           --^          --^          --^
                             ---------    ---------    ---------    ---------    ---------
   Total                         5,021        4,200       15,555       10,681        5,116
                             =========    =========    =========    =========    =========
Net Asset Value+
   Institutional Shares      $    9.99    $    9.39    $   10.03    $   10.02    $    9.91
                             =========    =========    =========    =========    =========
   Class A Shares-
      redemption price
      per share              $   10.01    $    9.43    $   10.03    $   10.03    $    9.89
                             =========    =========    =========    =========    =========
   Class B Shares-
      offering price
      per share*                    NA    $    9.36    $   10.01    $    9.80    $    9.90
                             =========    =========    =========    =========    =========
  Class C Shares-
      offering price
      per share*             $    9.92    $    9.39    $   10.03    $    9.99    $    9.90
                             =========    =========    =========    =========    =========
   Advisor Shares-
      redemption price
      per share              $   10.00    $    9.38    $   10.03    $   10.02    $    9.90
                             =========    =========    =========    =========    =========
Maximum Sales Charge
   Class A Shares                4.75%        4.75%        3.50%        4.75%        4.75%
   Advisor Shares                3.25%        3.25%        2.00%        3.25%        3.25%
Maximum Offering Price
   (100%/(100%-Maximum
   sales charge) of
   net asset value
   adjusted to the
   nearest cent)
   per share
   Class A Shares            $   10.51    $    9.90    $   10.39    $   10.53    $   10.38
                             =========    =========    =========    =========    =========
   Advisor Shares            $   10.34    $    9.36    $   10.01    $    9.80    $    9.90
                             =========    =========    =========    =========    =========

--------------------------
*    Redemption price per share varies by length of time shares are held.
^    Represents fewer than five hundred dollars/shares.
+ Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

                        See notes to financial statements

                                                               FIFTH THIRD FUNDS
                                                        STATEMENTS OF OPERATIONS
                           FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                             SMALL CAP     MID CAP      QUALITY      LARGE CAP     EQUITY
                              GROWTH       GROWTH       GROWTH         CORE         INDEX
                               FUND         FUND         FUND          FUND         FUND
                             ---------    ---------    ---------    ---------    ---------
INVESTMENT INCOME:
Dividend income              $     276    $   1,193    $   7,379    $   2,130    $   4,255
Income from
   securities lending              103           74           78           16           26
                             ---------    ---------    ---------    ---------    ---------
   Total Investment
      Income                       379        1,267        7,457        2,146        4,281
                             ---------    ---------    ---------    ---------    ---------

EXPENSES:
Investment advisory
   fees                            551        1,522        3,004          786          635
Administrative fees                143          338          663          201          391
Distribution services
   fees-Class A Shares              22           42          142           28           85
Distribution services
   fees-Class B Shares               7           32           66            5           21
Distribution services
   fees-Class C Shares               1            4           12           --^           8
Distribution services
   fees-Advisor Shares               1            2            6           --^           5
Administrative services
   fees-Class C Shares              --^           1            4           --^           3
Administrative services
   fees-Select Shares               NA           NA           NA           NA            7
Administrative services
   fees-Preferred Shares            NA           NA           NA           NA           51
Administrative services
   fees-Trust Shares                NA           NA           NA           NA           88
Accounting fees                     38           59           92           45           85
Registration and
   filing fees                      19           22           26           18           21
Transfer and dividend
   disbursing agent fees            36           72          172           40           73
Custody fees                        11           10           17           12           22
Trustees' fees
   and expenses                      5           10           21            5           11
Other expenses                      29           49          119           31           64
                             ---------    ---------    ---------    ---------    ---------
   Total expenses                  863        2,163        4,344        1,171        1,570
                             ---------    ---------    ---------    ---------    ---------
   Less: Waiver and/or
      reimbursement from
      Advisor and/or
      affiliates                   (35)          (1)         (68)        (104)        (889)
   Transfer and dividend
      disbursing agent
      fees waived                   --           (6)          (6)          --          (11)
                             ---------    ---------    ---------    ---------    ---------
   Net Expenses                    828        2,156        4,270        1,067          670
                             ---------    ---------    ---------    ---------    ---------

   Net Investment
      Income/(Loss)               (449)        (889)       3,187        1,079        3,611
                             ---------    ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED
   GAINS/(LOSSES) FROM
   INVESTMENTS
   AND FUTURES:
Net realized gains on
   investment transactions       8,095       19,550       67,818        3,058       11,155
Net realized gains/
   (losses) on
   futures transactions             --           --           --          820        1,313
Change in unrealized
   appreciation/
   depreciation on
   investments and futures      10,935       28,160       18,062       24,443       36,989
                             ---------    ---------    ---------    ---------    ---------

Net realized and
   unrealized gains/
   (losses) on
   investments
   and futures                  19,030       47,710       85,880       28,321       49,457
                             ---------    ---------    ---------    ---------    ---------
Change in net assets
   resulting from
   operations                $  18,581    $  46,821    $  89,067    $  29,400    $  53,068
                             =========    =========    =========    =========    =========

--------------------------
^    Represents fewer than five hundred dollars.

                        See notes to financial statements

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                          MICRO CAP     SMALL CAP      MULTI CAP
                              BALANCED      VALUE         VALUE          VALUE
                                FUND         FUND          FUND           FUND
                             ---------    ---------     ---------      --------
INVESTMENT INCOME:
Interest income              $     789    $      --     $      --      $     --
Dividend income                    825          995         1,096         3,846
Income from
   securities lending                3           44            99            35
                             ---------    ---------     ---------      --------
   Total Investment
      Income                     1,617        1,039         1,195         3,881
                             ---------    ---------     ---------      --------

EXPENSES:
Investment
   advisory fees                   318          561           591         1,758
Administrative fees                 75          103           120           313
Distribution services
   fees-Class A Shares              44           21             3            50
Distribution services
   fees-Class B Shares              37           30             6           115
Distribution services
   fees-Class C Shares               6           16             3            20
Distribution services
   fees-Advisor Shares              --^          41             3            85
Administrative services
   fees-Class C Shares               2            5             1             7
Accounting fees                     42           36            37            57
Registration and
   filing fees                      21           22            15            21
Transfer and dividend
   disbursing agent fees            39           45            26            92
Custody fees                        11           23            10             9
Trustees' fees
   and expenses                      2            3             4             9
Other expenses                      15           20            20            47
                             ---------    ---------     ---------      --------
   Total expenses                  612          926           839         2,583
                             ---------    ---------     ---------      --------
   Less: Waiver and/or
       reimbursement from
       Advisor and/or
       affiliates                 (138)         (57)          (34)          (92)
   Transfer and dividend
      disbursing agent
      fees waived                   --           --            --            (6)
                             ---------    ---------     ---------      --------
   Net Expenses                    474          869           805         2,485
                             ---------    ---------     ---------      --------

   Net Investment Income         1,143          170           390         1,396
                             ---------    ---------     ---------      --------

REALIZED AND UNREALIZED
GAINS/(LOSSES)
FROM INVESTMENTS:
Net realized gains/
   (losses) on
   investment
   transactions                  1,676        7,628         4,702        18,307
Realized gain
   distributions from
   underlying funds                 --           --            --            --
Change in unrealized
   appreciation/
   depreciation
   on investments                3,135        5,289         9,164        26,251
                             ---------    ---------     ---------      --------

Net realized and
   unrealized gains/
   (losses) on
   investments                   4,811       12,917        13,866        44,558
                             ---------    ---------     ---------      --------
Change in net assets
   resulting
   from operations           $   5,954    $  13,087     $  14,256      $ 45,954
                             =========    =========     =========      ========

                          DISCIPLINED                 LIFEMODEL
                           LARGE CAP    LIFEMODEL     MODERATELY     LIFEMODEL
                            VALUE      AGGRESSIVE    AGGRESSIVE      MODERATE
                             FUND        FUND SM        FUND SM       FUND SM
                           --------     ---------     ----------    -----------
INVESTMENT INCOME:
Interest income            $     --     $      --      $      --    $        --
Dividend income               8,318         1,035#         3,197#         6,976#
Income from
   securities lending            57            --             --             --
                           --------     ---------     ----------    -----------
   Total Investment
      Income                  8,375         1,035          3,197          6,976
                           --------     ---------     ----------    -----------

EXPENSES:
Investment
   advisory fees              2,585           139            257            402
Administrative fees             571           167            305            474
Distribution services
   fees-Class A Shares           30            68            164            127
Distribution services
   fees-Class B Shares           30            91            282            224
Distribution services
   fees-Class C Shares            8            10             34             24
Distribution services
   fees-Advisor Shares            1             2              4              1
Administrative services
   fees-Class C Shares            3             3             11              8
Accounting fees                  83            38             55             74
Registration and
   filing fees                   23            16             18             17
Transfer and dividend
   disbursing agent fees         90            50            101             99
Custody fees                     13             8             10             13
Trustees' fees
   and expenses                  17             4              8             13
Other expenses                   89            23             48             71
                           --------     ---------     ----------    -----------
   Total expenses             3,543           619          1,297          1,547
                           --------     ---------     ----------    -----------
   Less: Waiver and/or
       reimbursement from
       Advisor and/or
       affiliates               (74)         (371)          (658)          (942)
   Transfer and dividend
      disbursing agent
      fees waived                (6)           --             (6)            (6)
                           --------     ---------     ----------    -----------
   Net Expenses               3,463           248            633            599
                           --------     ---------     ----------    -----------

   Net Investment Income      4,912           787          2,564          6,377
                           --------     ---------     ----------    -----------

REALIZED AND UNREALIZED
GAINS/(LOSSES)
FROM INVESTMENTS:
Net realized gains/
   (losses) on
   investment
   transactions              22,904          (344)+          (73)+          963+
Realized gain
   distributions from
   underlying funds              --        14,140         20,710         23,819
Change in unrealized
   appreciation/
   depreciation
   on investments            45,198         6,874         11,027         13,798
                           --------     ---------     ----------    -----------

Net realized and
   unrealized gains/
   (losses) on
   investments               68,102        20,670         31,664         38,580
                           --------     ---------     ----------    -----------
Change in net assets
   resulting
   from operations         $ 73,014     $  21,457     $   34,228    $    44,957
                           ========     =========     ==========    ===========

                             LIFEMODEL
                             MODERATELY     LIFEMODEL      STRATEGIC
                           CONSERVATIVE   CONSERVATIVE       INCOME
                              FUND SM        FUND SM          FUND
                             ----------    ----------     ----------
INVESTMENT INCOME:
Interest income              $       --    $       --      $   1,327
Dividend income                   1,586#        1,038#         3,397
Income from
   securities lending                --            --             14
                             ----------    ----------      ---------
   Total Investment
      Income                      1,586         1,038          4,738
                             ----------    ----------      ---------

EXPENSES:
Investment
   advisory fees                     79            41            804
Administrative fees                  97            53            146
Distribution services
   fees-Class A Shares               48            20              6
Distribution services
   fees-Class B Shares              103            52              9
Distribution services
   fees-Class C Shares               12            13             73
Distribution services
   fees-Advisor Shares               --^           --^            52
Administrative services
   fees-Class C Shares                4             4             24
Accounting fees                      35            35             43
Registration and
   filing fees                       16            15             21
Transfer and dividend
   disbursing agent fees             30            19             41
Custody fees                          7             5              7
Trustees' fees
   and expenses                       3             1              4
Other expenses                       15            11             25
                             ----------    ----------      ---------
   Total expenses                   449           269          1,255
                             ----------    ----------      ---------
   Less: Waiver and/or
       reimbursement from
       Advisor and/or
       affiliates                  (240)         (158)          (136)
   Transfer and dividend
      disbursing agent
      fees waived                    --            --             --
                             ----------    ----------      ---------
   Net Expenses                     209           111          1,119
                             ----------    ----------      ---------

   Net Investment Income          1,377           927          3,619
                             ----------    ----------      ---------

REALIZED AND UNREALIZED
GAINS/(LOSSES)
FROM INVESTMENTS:
Net realized gains/
   (losses) on
   investment
   transactions                     259+          (74)+          324
Realized gain
   distributions from
   underlying funds               3,989         1,100             --
Change in unrealized
   appreciation/
   depreciation
   on investments                 2,188         1,092          5,786
                             ----------    ----------      ---------

Net realized and
   unrealized gains/
   (losses) on
   investments                    6,436         2,118          6,110
                             ----------    ----------      ---------
Change in net assets
   resulting
   from operations           $    7,813    $    3,045      $   9,729
                             ==========    ==========      =========

--------------------------
#    Represents income from affiliates.
+ Represents realized gains/(losses) from investment transactions with affiliates.

                        See notes to financial statements

                                 106-107 spread

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
                              DIVIDEND                 INTERNATIONAL  HIGH YIELD
                               GROWTH     TECHNOLOGY      EQUITY         BOND
                                FUND         FUND          FUND          FUND
                             --------     ---------     ---------    ---------
INVESTMENT INCOME:
Interest income              $     --          $ --     $      89    $   2,309
Dividend income                   466           101         3,994           69
Foreign tax withholding            --            --          (158)          --
Income from securities
   lending                          1            13            90            9
                             --------     ---------     ---------    ---------
   Total Investment
      Income                      467           114         4,015        2,387
                             --------     ---------     ---------    ---------

EXPENSES:
Investment advisory fees          110           298         2,424          217
Administrative fees                30            57           431           59
Distribution services
   fees-Class A Shares              6             5            35           --^
Distribution services
   fees-Class B Shares              2             5            11            1
Distribution services
   fees-Class C Shares              1             3             4           --^
Distribution services
   fees-Advisor Shares             --^            8            25           --^
Administrative services
   fees-Class C Shares             --^            1             1           --^
Accounting fees                    40            35           143           37
Registration and
   filing fees                     22            20            24           11
Transfer and dividend
   disbursing agent fees           21            20            75           12
Custody fees                       18            10           135            3
Trustees' fees
   and expenses                     1             2            14            2
Other expenses                      5            10            76            7
                             --------     ---------     ---------    ---------
   Total expenses                 256           474         3,398          349
                             --------     ---------     ---------    ---------
   Less: Waiver and/or
      reimbursement from
      Advisor and/or
      affiliates                 (146)           --           (43)        (118)
   Transfer and dividend
      disbursing agent
      fees waived                  --            --            (6)          --
   Distribution services-
     Class A Shares and
     Class B Shares
     waived                        --            --            --           --
                             --------     ---------     ---------    ---------
   Net Expenses                   110           474         3,349          231
                             --------     ---------     ---------    ---------

   Net Investment
      Income/(Loss)               357          (360)          666        2,156
                             --------     ---------     ---------    ---------

REALIZED AND UNREALIZED
   GAINS/(LOSSES) FROM
   INVESTMENTS, FUTURES
   AND FOREIGN CURRENCY:
Net realized gains/
   (losses) on
   investment and
   foreign currency
   transactions                   219         4,414       24,085         (520)
Net realized gains
   on futures
   transactions                    --            --        1,931            --
Change in unrealized
   appreciation/
   depreciation on
   investments, futures
   and foreign currency         2,227         2,358       33,656         2,635
                             --------     ---------     ---------    ---------

Net realized and
   unrealized gains/
   (losses) on
   investments, futures
   and foreign currency         2,446         6,772        59,672        2,115
                             --------     ---------     ---------    ---------
Change in net
   assets resulting
   from operations           $  2,803     $   6,412     $  60,338    $   4,271
                             ========     =========     =========    =========

                                                                         U.S.
                                         INTERMEDIATE   SHORT TERM   GOVERNMENT
                                 BOND        BOND           BOND         BOND
                                 FUND        FUND           FUND         FUND
                              ---------    ---------     ---------    ---------
INVESTMENT INCOME:
Interest income               $   7,397    $  12,539     $   5,541    $   1,173
Dividend income                     144          410           197           94
Foreign tax withholding              --           --            --           --
Income from securities
   lending                            6            7            13           --
                              ---------    ---------     ---------    ---------
   Total Investment
      Income                      7,547       12,956         5,751        1,267
                              ---------    ---------     ---------    ---------

EXPENSES:
Investment advisory fees            869       1,299            645          147
Administrative fees                 259          415           228           47
Distribution services
   fees-Class A Shares               14           28            14           29
Distribution services
   fees-Class B Shares               13           11            NA           NA
Distribution services
   fees-Class C Shares                1            3             1            6
Distribution services
   fees-Advisor Shares                1           --^           --^          --^
Administrative services
   fees-Class C Shares               --^           1            --^           2
Accounting fees                      61           68            68           35
Registration and
   filing fees                       21           18            20           16
Transfer and dividend
   disbursing agent fees             47           60            47           14
Custody fees                         15           11            16            4
Trustees' fees
   and expenses                       7            8            12            2
Other expenses                       42          115             2            9
                              ---------    ---------     ---------    ---------
   Total expenses                 1,350        2,037         1,053          311
                              ---------    ---------     ---------    ---------
   Less: Waiver and/or
      reimbursement from
      Advisor and/or
      affiliates                   (272)        (336)         (211)         (89)
   Transfer and dividend
      disbursing agent
      fees waived                    (6)          (6)           (2)          --
   Distribution services-
     Class A Shares and
     Class B Shares
     waived                          --           (8)           --           --
                              ---------    ---------     ---------    ---------
   Net Expenses                   1,072        1,687           840          222
                              ---------    ---------     ---------    ---------

   Net Investment
      Income/(Loss)               6,475       11,269         4,911        1,045
                              ---------    ---------     ---------    ---------

REALIZED AND UNREALIZED
   GAINS/(LOSSES) FROM
   INVESTMENTS, FUTURES
   AND FOREIGN CURRENCY:
Net realized gains/
   (losses) on
   investment and
   foreign currency
   transactions                   2,477         (307)         (402)          11
Net realized gains
   on futures
   transactions                      --           --            --           --
Change in unrealized
   appreciation/
   depreciation on
   investments, futures
   and foreign currency             747        4,625         1,588          433
                              ---------    ---------     ---------    ---------

Net realized and
   unrealized gains/
   (losses) on
   investments, futures
   and foreign currency           3,224        4,318         1,186          444
                              ---------    ---------     ---------    ---------
Change in net
   assets resulting
   from operations            $   9,699    $  15,587     $   6,097    $   1,489
                              =========    =========     =========    =========

                                           INTERMEDIATE      OHIO      MICHIGAN
                                MUNICIPAL    MUNICIPAL     MUNICIPAL   MUNICIPAL
                                  BOND         BOND          BOND        BOND
                                  FUND         FUND          FUND        FUND
                                ---------    ---------    ---------   ---------
INVESTMENT INCOME:
Interest income                 $     947    $   3,475    $   2,400   $     983
Dividend income                         6           12           11           8
Foreign tax withholding                --           --           --          --
Income from securities
   lending                             --           --           --          --
                                ---------    ---------    ---------   ---------
   Total Investment
      Income                          953        3,487        2,411         991
                                ---------    ---------    ---------   ---------

EXPENSES:
Investment advisory fees              118          453          311         122
Administrative fees                    43          150          104          53
Distribution services
   fees-Class A Shares                  2            3           28           6
Distribution services
   fees-Class B Shares                  5            2           17           3
Distribution services
   fees-Class C Shares                 --^          --^           4           1
Distribution services
   fees-Advisor Shares                 --^          --^          --^         --^
Administrative services
   fees-Class C Shares                 --^          --^           1          --^
Accounting fees                        40           49           40          42
Registration and
   filing fees                         14           18           19          15
Transfer and dividend
   disbursing agent fees               12           25           20          13
Custody fees                            5           10            7           6
Trustees' fees
   and expenses                         1            5            3           2
Other expenses                          8           27           21          11
                                ---------    ---------    ---------   ---------
   Total expenses                     248          742          575         274
                                ---------    ---------    ---------   ---------
   Less: Waiver and/or
      reimbursement from
      Advisor and/or
      affiliates                     (110)        (163)         (78)        (79)
   Transfer and dividend
      disbursing agent
      fees waived                      --           --           --          --
   Distribution services-
     Class A Shares and
     Class B Shares
     waived                            --           (2)          --          (2)
                                ---------    ---------    ---------   ---------
   Net Expenses                       138          577          497         193
                                ---------    ---------    ---------   ---------

   Net Investment
      Income/(Loss)                   815        2,910        1,914         798
                                ---------    ---------    ---------   ---------

REALIZED AND UNREALIZED
   GAINS/(LOSSES) FROM
   INVESTMENTS, FUTURES
   AND FOREIGN CURRENCY:
Net realized gains/
   (losses) on
   investment and
   foreign currency
   transactions                      302        1,064          580         (27)
Net realized gains
   on futures
   transactions                       --           --           --          --
Change in unrealized
   appreciation/
   depreciation on
   investments, futures
   and foreign currency              112           65         (164)        166
                               ---------    ---------    ---------   ---------

Net realized and
   unrealized gains/
   (losses) on
   investments, futures
   and foreign currency              414        1,129          416         139
                               ---------    ---------    ---------   ---------
Change in net
   assets resulting
   from operations             $   1,229    $   4,039    $   2,330   $     937
                               =========    =========    =========   =========

--------------------------
^    Represents fewer than five hundred dollars.

                        See notes to financial statements

                                 108-109 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                 SMALL CAP                   MID CAP
                                GROWTH FUND                GROWTH FUND
                          -----------------------    -----------------------
                          SIX MONTHS       YEAR      SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED         ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                            2007 (a)       2006       2007 (a)       2006
                           ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment
     income/(loss)         $    (449)   $  (1,426)   $    (889)   $  (1,152)
  Net realized gains on
     investment
     transactions              8,095       39,940       19,550       88,879
  Net realized gains/
     (losses) on
     futures transactions         --          257           --           --
  Net change in
     unrealized
     appreciation/
     depreciation on
     investments and
     futures                  10,935      (34,296)      28,160      (70,388)
                           ---------    ---------    ---------    ---------
Change in net assets
   resulting from
   operations                 18,581        4,475       46,821       17,339
                           ---------    ---------    ---------    ---------

Distributions from
net investment income:
  Institutional Shares            --           --           --         (353)
  Class A Shares                  --           --           --          (17)
  Class B Shares                  --           --           --           --
  Class C Shares                  --           --           --           --
  Advisor Shares                  --           --           --           --
  Select Shares                   NA           NA           NA           NA
  Preferred Shares                NA           NA           NA           NA
  Trust Shares                    NA           NA           NA           NA

Distributions from net
  realized gains:
  Institutional Shares       (28,825)     (19,569)     (66,352)      (4,028)
  Class A Shares              (3,859)      (2,500)      (6,625)        (479)
  Class B Shares                (318)        (211)      (1,326)         (85)
  Class C Shares                 (93)         (74)        (235)         (18)
  Advisor Shares                (101)         (99)        (156)         (13)
                           ---------    ---------    ---------    ---------
  Change in net assets
     from shareholder
      distributions          (33,196)     (22,453)     (74,694)      (4,993)
                           ---------    ---------    ---------    ---------
  Change in net assets
     from Fund share
     transactions             16,958      (75,185)      44,143      (95,876)
                           ---------    ---------    ---------    ---------
  Change in net assets         2,343      (93,163)      16,270      (83,530)
NET ASSETS:
  Beginning of period        147,061      240,224      361,012      444,542
                           ---------    ---------    ---------    ---------
  End of period            $ 149,404    $ 147,061    $ 377,282    $ 361,012
                           =========    =========    =========    =========

Accumulated Net Investment
   Income/(Loss)           $    (459)   $     (10)   $    (889)   $      --
                           =========    =========    =========    =========


                                                            LARGE CAP
                             QUALITY GROWTH FUND            CORE FUND
                           -----------------------    ----------------------
                           SIX MONTHS      YEAR       SIX MONTHS      YEAR
                              ENDED        ENDED        ENDED        ENDED
                           JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                             2007 (a)       2006       2007 (a)     2006 (b)
                            ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment
     income/(loss)          $   3,187    $  (2,049)   $   1,079    $   2,002
  Net realized gains on
     investment
     transactions              67,818       95,193        3,058       10,681
  Net realized gains/
     (losses) on
     futures transactions          --           --          820         (163)
  Net change in
     unrealized
     appreciation/
     depreciation on
     investments and
     futures                   18,062     (123,423)      24,443       (1,203)
                            ---------    ---------    ---------    ---------
Change in net assets
   resulting from
   operations                  89,067      (30,279)      29,400       11,317
                            ---------    ---------    ---------    ---------

Distributions from
net investment income:
  Institutional Shares         (1,121)          --       (1,023)      (1,749)
  Class A Shares                 (136)          --          (85)        (180)
  Class B Shares                   --           --           (1)          (2)
  Class C Shares                   --^          --           --^          --^
  Advisor Shares                   (1)          --           --^          --^
  Select Shares                    NA           NA           NA           NA
  Preferred Shares                 NA           NA           NA           NA
  Trust Shares                     NA           NA           NA           NA

Distributions from net
  realized gains:
  Institutional Shares         (8,983)          --         (679)      (1,989)
  Class A Shares               (1,649)          --          (75)        (277)
  Class B Shares                 (202)          --           (4)         (12)
  Class C Shares                  (47)          --           --^          (2)
  Advisor Shares                  (36)          --           --^          --^
                            ---------    ---------    ---------    ---------
  Change in net assets
     from shareholder
      distributions           (12,175)          --       (1,867)      (4,211)
                            ---------    ---------    ---------    ---------
  Change in net assets
     from Fund share
     transactions            (116,559)    (119,709)      11,459      (13,554)
                            ---------    ---------    ---------    ---------
  Change in net assets        (39,667)    (149,988)      38,992       (6,448)
NET ASSETS:
  Beginning of period         749,900      899,888      188,501      194,949
                            ---------    ---------    ---------    ---------
  End of period             $ 710,233    $ 749,900    $ 227,493    $ 188,501
                            =========    =========    =========    =========

Accumulated Net Investment
   Income/(Loss)            $   1,929    $      --    $      57    $      87
                            =========    =========    =========    =========

                              EQUITY INDEX FUND            BALANCED FUND
                           -----------------------   -----------------------
                           SIX MONTHS       YEAR     SIX MONTHS       YEAR
                              ENDED         ENDED        ENDED       ENDED
                           JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                             2007 (a)       2006       2007 (a)       2006
                            ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment
     income/(loss)          $   3,611    $   6,743    $   1,143    $   1,772
  Net realized gains on
     investment
     transactions              11,155       15,100        1,676        8,157
  Net realized gains/
     (losses) on
     futures transactions       1,313          222           --           --
  Net change in
     unrealized
     appreciation/
     depreciation on
     investments and
     futures                   36,989       (1,847)       3,135      (11,421)
                            ---------    ---------    ---------    ---------
Change in net assets
   resulting from
   operations                  53,068       20,218        5,954       (1,492)
                            ---------    ---------    ---------    ---------

Distributions from
net investment income:
  Institutional Shares         (1,742)      (3,218)        (411)        (922)
  Class A Shares                 (543)      (1,082)        (346)        (807)
  Class B Shares                  (18)         (36)         (47)         (85)
  Class C Shares                  (10)         (18)         (10)         (28)
  Advisor Shares                  (13)         (20)          (1)          (2)
  Select Shares                  (161)        (301)          NA           NA
  Preferred Shares               (580)      (1,209)          NA           NA
  Trust Shares                   (564)      (1,121)          NA           NA

Distributions from net
  realized gains:
  Institutional Shares             --           --           --           --
  Class A Shares                   --           --           --           --
  Class B Shares                   --           --           --           --
  Class C Shares                   --           --           --           --
  Advisor Shares                   --           --           --           --
                            ---------    ---------    ---------    ---------
  Change in net assets
     from shareholder
      distributions            (3,631)      (7,005)        (815)      (1,844)
                            ---------    ---------    ---------    ---------
  Change in net assets
     from Fund share
     transactions             (22,283)     (25,827)     (15,366)     (48,640)
                            ---------    ---------    ---------    ---------
  Change in net assets         27,154      (12,614)     (10,227)     (51,976)
NET ASSETS:
  Beginning of period         407,671      420,285       82,354      134,330
                            ---------    ---------    ---------    ---------
  End of period             $ 434,825    $ 407,671    $  72,127    $  82,354
                            =========    =========    =========    =========

Accumulated Net Investment
   Income/(Loss)            $     414    $     434    $     462    $     134
                            =========    =========    =========    =========

                                   MICRO CAP
                                   VALUE FUND
                             ----------------------
                             SIX MONTHS       YEAR
                               ENDED         ENDED
                             JANUARY 31,    JULY 31,
                               2007 (a)       2006
                             ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment
     income/(loss)           $     170    $      20
  Net realized gains on
     investment
     transactions                7,628       41,836
  Net realized gains/
     (losses) on
     futures transactions           --           --
  Net change in
     unrealized
     appreciation/
     depreciation on
     investments and
     futures                     5,289      (39,004)
                             ---------    ---------
Change in net assets
   resulting from
   operations                   13,087        2,852
                             ---------    ---------

Distributions from
net investment income:
  Institutional Shares            (409)         (84)
  Class A Shares                   (85)          (7)
  Class B Shares                    (8)          --
  Class C Shares                    (3)          --
  Advisor Shares                   (63)          --
  Select Shares                     NA           NA
  Preferred Shares                  NA           NA
  Trust Shares                      NA           NA

Distributions from net
  realized gains:
  Institutional Shares         (14,807)     (26,630)
  Class A Shares                (3,754)      (5,289)
  Class B Shares                (1,399)      (2,148)
  Class C Shares                  (699)      (1,672)
  Advisor Shares                (3,729)      (6,413)
                             ---------    ---------
  Change in net assets
     from shareholder
      distributions            (24,956)     (42,243)
                             ---------    ---------
  Change in net assets
     from Fund share
     transactions               (7,339)     (18,958)
                             ---------    ---------
  Change in net assets         (19,208)     (58,349)
NET ASSETS:
  Beginning of period          119,230      177,579
                             ---------    ---------
  End of period              $ 100,022    $ 119,230
                             =========    =========

Accumulated Net Investment
   Income/(Loss)             $    (398)   $      --
                             =========    =========


--------------------------
(a)  Unaudited
(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.
^    Represents fewer than five hundred dollars.

                        See notes to financial statements


                                 110-111 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                           SMALL CAP VALUE FUND        MULTI CAP VALUE FUND
                          -----------------------    -----------------------
                          SIX MONTHS       YEAR      SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED         ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                            2007 (a)       2006       2007 (a)       2006
                           ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
Operations:
  Net investment income    $     390    $     488    $   1,396    $   2,902
  Net realized gains/
     (losses) on
     investment
     transactions              4,702       20,068       18,307       67,055
  Realized gain
     distributions from
     underlying funds             --           --           --           --
  Net change in
     unrealized
     appreciation/
     depreciation
    on investments             9,164      (18,289)      26,251      (43,868)
                           ---------    ---------    ---------    ---------
Change in net assets
    resulting
    from operations           14,256        2,267       45,954       26,089
                           ---------    ---------    ---------    ---------

Distributions from net
  investment income:
  Institutional Shares          (510)        (288)      (1,126)      (2,147)
  Class A Shares                  (9)          --         (134)        (275)
  Class B Shares                  (2)          --          (11)         (53)
  Class C Shares                  (1)          --           (4)         (10)
  Advisor Shares                  (3)          --          (72)        (162)

Distributions from net
  realized gains:
  Institutional Shares       (15,397)     (13,847)     (37,807)     (19,664)
  Class A Shares                (303)        (285)      (6,142)      (3,250)
  Class B Shares                (155)        (135)      (3,665)      (1,866)
  Class C Shares                 (97)        (105)        (914)        (392)
  Advisor Shares                (136)        (147)      (5,236)      (2,894)
                           ---------    ---------    ---------    ---------
  Change in net assets
     from shareholder
     distributions           (16,613)     (14,807)     (55,111)     (30,713)
                           ---------    ---------    ---------    ---------
  Change in net assets
     from Fund share
      transactions            10,155      (30,546)      43,877      (50,529)
                           ---------    ---------    ---------    ---------
  Change in net assets         7,798      (43,086)      34,720      (55,153)
NET ASSETS:
  Beginning of period        122,182      165,268      323,898      379,051
                           ---------    ---------    ---------    ---------
  End of period            $ 129,980    $ 122,182    $ 358,618    $ 323,898
                           =========    =========    =========    =========

Accumulated Net
   Investment
   Income/(Loss)           $      65    $     200    $     304    $     255
                           =========    =========    =========    =========

                           DISCIPLINED LARGE CAP            LIFEMODEL
                                  VALUE FUND           AGGRESSIVE FUND SM
                          -----------------------    ----------------------
                          SIX MONTHS      YEAR       SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED        ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                            2007 (a)     2006 (b)     2007 (a)     2006 (b)
                           ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
Operations:
  Net investment income    $   4,912    $   8,363    $     787    $   1,846
  Net realized gains/
     (losses) on
     investment
     transactions             22,904       88,966         (344)+        (82)+
  Realized gain
     distributions from
     underlying funds             --           --       14,140        5,088
  Net change in
     unrealized
     appreciation/
     depreciation
    on investments            45,198      (44,459)       6,874         (259)
                           ---------    ---------    ---------    ---------
Change in net assets
    resulting
    from operations           73,014       52,870       21,457        6,593
                           ---------    ---------    ---------    ---------

Distributions from net
  investment income:
  Institutional Shares        (4,863)      (7,875)        (568)      (1,151)
  Class A Shares                (169)        (266)        (212)        (540)
  Class B Shares                 (18)         (24)         (28)        (115)
  Class C Shares                  (6)          (9)          (5)         (16)
  Advisor Shares                  (2)          (2)          (3)          (1)

Distributions from net
  realized gains:
  Institutional Shares       (83,952)     (54,494)      (2,955)      (1,714)
  Class A Shares              (3,384)      (2,337)      (1,460)      (1,043)
  Class B Shares                (819)        (541)        (498)        (349)
  Class C Shares                (292)        (222)         (78)         (48)
  Advisor Shares                 (44)         (16)         (26)         (1)
                           ---------    ---------    ---------    ---------
  Change in net assets
     from shareholder
     distributions           (93,549)     (65,786)      (5,833)      (4,978)
                           ---------    ---------    ---------    ---------
  Change in net assets
     from Fund share
      transactions            67,060       18,441        7,137       34,927
                           ---------    ---------    ---------    ---------
  Change in net assets        46,525        5,525       22,761       36,542
NET ASSETS:
  Beginning of period        612,633      607,108      172,153      135,611
                           ---------    ---------    ---------    ---------
  End of period            $ 659,158    $ 612,633    $ 194,914    $ 172,153
                           =========    =========    =========    =========

Accumulated Net
   Investment
   Income/(Loss)           $     565    $     711    $      (6)   $      23
                           =========    =========    =========    =========

                            LIFEMODEL MODERATELY           LIFEMODEL
                             AGGRESSIVE FUND SM         MODERATE FUND SM
                          -----------------------   -----------------------
                          SIX MONTHS       YEAR     SIX MONTHS       YEAR
                             ENDED         ENDED        ENDED       ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                            2007 (a)     2006 (b)      2007 (a)    2006 (b)
                           ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
Operations:
  Net investment income    $   2,564    $   5,684    $   6,377    $  12,348
  Net realized gains/
     (losses) on
     investment
     transactions                (73)+         12+         963+         703+
  Realized gain
     distributions from
     underlying funds         20,710        8,409       23,819       10,525
  Net change in
     unrealized
     appreciation/
     depreciation
    on investments            11,027       (1,747)      13,798       (6,444)
                           ---------    ---------    ---------    ---------
Change in net assets
    resulting
    from operations           34,228       12,358       44,957       17,132
                           ---------    ---------    ---------    ---------

Distributions from net
  investment income:
  Institutional Shares        (1,328)      (2,542)      (4,922)      (8,669)
  Class A Shares              (1,041)      (2,296)      (1,167)      (2,511)
  Class B Shares                (239)        (563)        (358)        (733)
  Class C Shares                 (40)         (93)         (51)        (120)
  Advisor Shares                 (12)         (10)          (5)          (4)

Distributions from net
  realized gains:
  Institutional Shares        (3,623)      (2,273)      (8,747)      (6,249)
  Class A Shares              (3,243)      (2,490)      (2,291)      (2,006)
  Class B Shares              (1,409)        (996)      (1,032)        (828)
  Class C Shares                (228)        (172)        (146)        (142)
  Advisor Shares                 (46)          (5)         (11)          (2)
                           ---------    ---------    ---------    ---------
  Change in net assets
     from shareholder
     distributions           (11,209)     (11,440)     (18,730)     (21,264)
                           ---------    ---------    ---------    ---------
  Change in net assets
     from Fund share
      transactions              (793)      31,606      (19,448)      26,544
                           ---------    ---------    ---------    ---------
  Change in net assets        22,226       32,524        6,779       22,412
NET ASSETS:
  Beginning of period        327,067      294,543      520,642      498,230
                           ---------    ---------    ---------    ---------
  End of period            $ 349,293    $ 327,067    $ 527,421    $ 520,642
                           =========    =========    =========    =========

Accumulated Net
   Investment
   Income/(Loss)           $     227    $     323    $     813    $     939
                           =========    =========    =========    =========

                            LIFEMODEL MODERATELY
                            CONSERVATIVE FUND SM
                           -----------------------
                           SIX MONTHS      YEAR
                             ENDED        ENDED
                           JANUARY 31,    JULY 31,
                             2007 (a)     2006 (b)
                           ---------    ---------
CHANGE IN NET ASSETS:
Operations:
  Net investment income    $   1,377    $   2,836
  Net realized gains/
     (losses) on
     investment
     transactions                259+       1,257+
  Realized gain
     distributions from
     underlying funds          3,989        1,770
  Net change in
     unrealized
     appreciation/
     depreciation
    on investments             2,188       (2,737)
                           ---------    ---------
Change in net assets
    resulting
    from operations            7,813        3,126
                           ---------    ---------

Distributions from net
  investment income:
  Institutional Shares          (649)      (1,189)
  Class A Shares                (515)      (1,076)
  Class B Shares                (204)        (434)
  Class C Shares                 (32)         (70)
  Advisor Shares                  (1)          (2)

Distributions from net
  realized gains:
  Institutional Shares        (1,187)        (888)
  Class A Shares              (1,035)        (940)
  Class B Shares                (557)        (522)
  Class C Shares                 (88)         (84)
  Advisor Shares                  (2)          (1)
                           ---------    ---------
  Change in net assets
     from shareholder
     distributions            (4,270)      (5,206)
                           ---------    ---------
  Change in net assets
     from Fund share
      transactions            (2,303)        (983)
                           ---------    ---------
  Change in net assets         1,240       (3,063)
NET ASSETS:
  Beginning of period        103,770      106,833
                           ---------    ---------
  End of period            $ 105,010    $ 103,770
                           =========    =========

Accumulated Net
   Investment
   Income/(Loss)           $     194    $     218
                           =========    =========

--------------------------
(a)  Unaudited
(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.
+ Represents realized gains/(losses) from investment transactions with affiliates.

                        See notes to financial statements

                                 112-113 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
                                  LIFEMODEL                 STRATEGIC
                            CONSERVATIVE FUND SM           INCOME FUND
                          -----------------------    -----------------------
                          SIX MONTHS       YEAR      SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED         ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                            2007 (a)     2006 (b)     2007 (a)       2006
                           ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment
     income/(loss)         $     927    $   1,918    $   3,619    $   6,795
  Net realized gains/
     (losses) on
     investment and
     foreign currency
     transactions                (74)+        503+         324        1,927
  Net realized gains on
     futures transactions         --           --           --           --
  Realized gain
     distributions from
     underlying funds          1,100          631           --           --
  Net change in unrealized
     appreciation/
     depreciation
     on investments,
     futures and
     foreign currency          1,092       (1,657)       5,786       (5,228)
                           ---------    ---------    ---------    ---------
  Change in net assets
     resulting from
     operations                3,045        1,395        9,729        3,494
                           ---------    ---------    ---------    ---------

Distributions from
  net investment income:
  Institutional Shares          (475)        (870)      (2,738)      (4,619)
  Class A Shares                (279)        (615)        (104)        (218)
  Class B Shares                (143)        (295)         (33)         (69)
  Class C Shares                 (44)        (109)        (374)        (861)
  Advisor Shares                  --^          (1)        (451)      (1,065)

Distributions from
  net realized gains:
  Institutional Shares          (509)        (234)      (1,091)        (297)
  Class A Shares                (315)        (188)         (43)         (15)
  Class B Shares                (207)        (117)         (17)          (6)
  Class C Shares                 (67)         (46)        (180)         (74)
  Advisor Shares                  (1)          --^        (195)         (80)
                           ---------    ---------    ---------    ---------
  Change in net assets
     from shareholder
     distributions            (2,040)     (2,475)       (5,226)      (7,304)
                           ---------    ---------    ---------    ---------
  Change in net assets
     from Fund share
     transactions             (2,183)      (4,570)       4,463       (8,104)
                           ---------    ---------    ---------    ---------
  Change in net assets        (1,178)      (5,650)       8,966      (11,914)
NET ASSETS:
  Beginning of period         54,592       60,242      154,046      165,960
                           ---------    ---------    ---------    ---------
  End of period            $  53,414    $  54,592    $ 163,012    $ 154,046
                           =========    =========    =========    =========

Accumulated Net
   Investment Income/
   (Loss)                  $     142    $     156    $    (181)   $    (100)
                           =========    =========    =========    =========


                            DIVIDEND GROWTH FUND         TECHNOLOGY FUND
                          -----------------------    ----------------------
                          SIX MONTHS      YEAR       SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED        ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                            2007 (a)     2006 (b)     2007 (a)       2006
                           ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment
     income/(loss)         $     357    $     233    $    (360)   $    (707)
  Net realized gains/
     (losses) on
     investment and
     foreign currency
     transactions                219        2,473        4,414        2,359
  Net realized gains on
     futures transactions         --           --           --           --
  Realized gain
     distributions from
     underlying funds             --           --           --           --
  Net change in unrealized
     appreciation/
     depreciation
     on investments,
     futures and
     foreign currency          2,227       (1,483)       2,358       (3,384)
                           ---------    ---------    ---------    ---------
  Change in net assets
     resulting from
     operations                2,803        1,223        6,412       (1,732)
                           ---------    ---------    ---------    ---------

Distributions from
  net investment income:
  Institutional Shares          (228)        (178)          --           --
  Class A Shares                 (40)         (53)          --           --
  Class B Shares                  (2)          (3)          --           --
  Class C Shares                  (2)          (3)          --           --
  Advisor Shares                  --^          --^          --           --

Distributions from
  net realized gains:
  Institutional Shares            --           --           --           --
  Class A Shares                  --           --           --           --
  Class B Shares                  --           --           --           --
  Class C Shares                  --           --           --           --
  Advisor Shares                  --           --           --           --
                           ---------    ---------    ---------    ---------
  Change in net assets
     from shareholder
     distributions              (272)        (237)          --           --
                           ---------    ---------    ---------    ---------
  Change in net assets
     from Fund share
     transactions              1,233        6,329       (4,356)      10,315
                           ---------    ---------    ---------    ---------
  Change in net assets         3,764        7,315        2,056        8,583
NET ASSETS:
  Beginning of period         21,202       13,887       55,212       46,629
                           ---------    ---------    ---------    ---------
  End of period            $  24,966    $  21,202    $  57,268    $  55,212
                           =========    =========    =========    =========

Accumulated Net
   Investment Income/
   (Loss)                  $      85    $      --    $    (360)   $      --
                           =========    =========    =========    =========

                               INTERNATIONAL               HIGH YIELD
                                EQUITY FUND                BOND FUND
                          -----------------------   -----------------------
                          SIX MONTHS       YEAR     SIX MONTHS       YEAR
                             ENDED         ENDED        ENDED       ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                           2007 (a)        2006       2007 (a)    2006 (c)
                           ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment
     income/(loss)         $     666    $   5,183    $   2,156    $   2,423
  Net realized gains/
     (losses) on
     investment and
     foreign currency
     transactions             24,085       16,142         (520)         230
  Net realized gains on
     futures transactions      1,931        3,059           --           --
  Realized gain
     distributions from
     underlying funds             --           --           --           --
  Net change in unrealized
     appreciation/
     depreciation
     on investments,
     futures and
     foreign currency         33,656       64,678        2,635       (2,004)
                           ---------    ---------    ---------    ---------
  Change in net assets
     resulting from
     operations               60,338       89,062        4,271          649
                           ---------    ---------    ---------    ---------

Distributions from
  net investment income:
  Institutional Shares        (3,674)      (6,678)      (2,130)      (2,421)
  Class A Shares                (208)        (320)          (7)          (7)
  Class B Shares                 (11)         (14)          (3)          (2)
  Class C Shares                  (5)         (10)          (2)          (2)
  Advisor Shares                 (64)        (102)          --^          --^

Distributions from
  net realized gains:
  Institutional Shares        (8,232)      (9,322)        (213)          --
  Class A Shares                (542)        (525)          (1)          --
  Class B Shares                 (45)         (36)          --^          --
  Class C Shares                 (20)         (26)          --^          --
  Advisor Shares                (191)        (231)          --^          --
                           ---------    ---------    ---------    ---------
  Change in net assets
     from shareholder
     distributions           (12,992)     (17,264)      (2,356)      (2,432)
                           ---------    ---------    ---------    ---------
  Change in net assets
     from Fund share
     transactions            (31,587)      85,787       (2,074)      68,204
                           ---------    ---------    ---------    ---------
  Change in net assets        15,759      157,585         (159)      66,421
NET ASSETS:
  Beginning of period        475,127      317,542       66,421           --
                           ---------    ---------    ---------    ---------
  End of period            $ 490,886    $ 475,127    $  66,262    $  66,421
                           =========    =========    =========    =========

Accumulated Net
   Investment Income/
   (Loss)                  $  (1,868)   $   1,428    $      36    $      22
                           =========    =========    =========    =========


                                    BOND FUND
                             -----------------------
                             SIX MONTHS      YEAR
                               ENDED        ENDED
                             JANUARY 31,    JULY 31,
                              2007 (a)       2006
                             ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment
     income/(loss)           $   6,475    $  11,962
  Net realized gains/
     (losses) on
     investment and
     foreign currency
     transactions                2,477       (2,853)
  Net realized gains on
     futures transactions           --           --
  Realized gain
     distributions from
     underlying funds               --           --
  Net change in unrealized
     appreciation/
     depreciation
     on investments,
     futures and
     foreign currency              747       (5,788)
                             ---------    ---------
  Change in net assets
     resulting from
     operations                  9,699        3,321
                             ---------    ---------

Distributions from
  net investment income:
  Institutional Shares          (6,416)     (12,002)
  Class A Shares                  (241)        (581)
  Class B Shares                   (47)        (107)
  Class C Shares                    (5)         (16)
  Advisor Shares                    (5)         (16)

Distributions from
  net realized gains:
  Institutional Shares              --       (1,723)
  Class A Shares                    --          (89)
  Class B Shares                    --          (19)
  Class C Shares                    --           (3)
  Advisor Shares                    --           (3)
                             ---------    ---------
  Change in net assets
     from shareholder
     distributions              (6,714)     (14,559)
                             ---------    ---------
  Change in net assets
     from Fund share
     transactions               10,182      (34,827)
                             ---------    ---------
  Change in net assets          13,167      (46,065)
NET ASSETS:
  Beginning of period          267,032      313,097
                             ---------    ---------
  End of period              $ 280,199    $ 267,032
                             =========    =========

Accumulated Net
   Investment Income/
   (Loss)                    $    (212)   $      27
                             =========    =========

--------------------------
(a)  Unaudited
(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.
(c) Reflects operations for the period from November 29, 2005 (date of commencement of operations) to July 31, 2006.
+    Represents realized gains/(losses) from investment transactions with affiliates.
^    Represents fewer than five hundred dollars.

                        See notes to financial statements

                                 114-115 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
                                INTERMEDIATE               SHORT TERM
                                 BOND FUND                  BOND FUND
                          -----------------------    -----------------------
                          SIX MONTHS       YEAR      SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED         ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                            2007 (a)     2006 (b)     2007 (a)     2006 (b)
                           ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income    $  11,269    $  22,954    $   4,911    $   9,950
  Net realized gains/
     (losses) on
     investment
     transactions               (307)     (10,643)        (402)      (1,687)
  Net change in unrealized
     appreciation/
     depreciation
     on investments            4,625       (3,876)       1,588          (55)
                           ---------    ---------    ---------    ---------
Change in net assets
   resulting from
   operations                 15,587        8,435        6,097        8,208
                           ---------    ---------    ---------    ---------

Distributions from net
  investment income:
  Institutional Shares       (10,835)     (22,657)      (5,119)     (11,345)
  Class A Shares                (508)      (1,162)        (225)        (541)
  Class B Shares                 (50)        (118)          NA           NA
  Class C Shares                 (14)         (34)          (3)          (7)
  Advisor Shares                  (1)          --^          --^          --^

Distributions from net
  realized gains:
  Institutional Shares            --           --           --           --
  Class A Shares                  --           --           --           --
  Class B Shares                  --           --           NA           NA
  Class C Shares                  --           --           --           --
  Advisor Shares                  --           --           --           --
                           ---------    ---------    ---------    ---------
  Change in net assets
     from shareholder
     distributions           (11,408)     (23,971)      (5,347)     (11,893)
                           ---------    ---------    ---------    ---------
  Change in net assets
     from Fund share
     transactions            (14,103)     (95,752)         806      (76,710)
                           ---------    ---------    ---------    ---------
  Change in net assets        (9,924)    (111,288)       1,556      (80,395)
NET ASSETS:
  Beginning of period        467,023      578,311      270,993      351,388
                           ---------    ---------    ---------    ---------
  End of period            $ 457,099    $ 467,023    $ 272,549    $ 270,993
                           =========    =========    =========    =========

Accumulated Net
   Investment Income/
   (Loss)                  $     (70)   $      69    $    (421)   $      15
                           =========    =========    =========    =========

                                 U.S. GOVERNMENT
                                    BOND FUND            MUNICIPAL BOND FUND
                            -----------------------    ----------------------
                            SIX MONTHS      YEAR       SIX MONTHS      YEAR
                               ENDED        ENDED        ENDED        ENDED
                            JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                              2007 (a)     2006 (b)     2007 (a)       2006
                             ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income      $   1,045    $   2,197    $     815    $   1,812
  Net realized gains/
     (losses) on
     investment
     transactions                   11         (205)         302          314
  Net change in unrealized
     appreciation/
     depreciation
     on investments                433         (991)         112       (1,445)
                             ---------    ---------    ---------    ---------
Change in net assets
   resulting from
   operations                    1,489        1,001        1,229          681
                             ---------    ---------    ---------    ---------

Distributions from net
  investment income:
  Institutional Shares            (488)      (1,092)        (778)      (1,688)
  Class A Shares                  (378)        (848)         (25)         (55)
  Class B Shares                    NA           NA          (15)         (36)
  Class C Shares                   (21)         (58)          (1)          (4)
  Advisor Shares                    --^          --^          (3)         (10)

Distributions from net
  realized gains:
  Institutional Shares              --          (79)        (419)      (2,037)
  Class A Shares                    --          (68)         (14)         (70)
  Class B Shares                    NA           NA          (11)         (65)
  Class C Shares                    --           (6)          --^          (8)
  Advisor Shares                    --           --^          (2)         (16)
                             ---------    ---------    ---------    ---------
  Change in net assets
     from shareholder
     distributions                (887)      (2,151)      (1,268)      (3,989)
                             ---------    ---------    ---------    ---------
  Change in net assets
     from Fund share
     transactions               (4,876)      (7,677)      (2,678)      (7,998)
                             ---------    ---------    ---------    ---------
  Change in net assets          (4,274)      (8,827)      (2,717)     (11,306)
NET ASSETS:
  Beginning of period           54,477       63,304       42,169       53,475
                             ---------    ---------    ---------    ---------
  End of period              $  50,203    $  54,477    $  39,452    $  42,169
                             =========    =========    =========    =========

Accumulated Net
   Investment Income/
   (Loss)                    $     312    $     154    $       5    $      12
                             =========    =========    =========    =========

                             INTERMEDIATE MUNICIPAL         OHIO MUNICIPAL
                                    BOND FUND                 BOND FUND
                             -----------------------   -----------------------
                             SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                ENDED         ENDED        ENDED       ENDED
                             JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                               2007 (a)       2006       2007 (a)       2006
                              ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income       $   2,910    $   6,633    $   1,914    $   4,309
  Net realized gains/
     (losses) on
     investment
     transactions                 1,064          (60)         580         (203)
  Net change in unrealized
     appreciation/
     depreciation
     on investments                  65       (3,858)        (164)      (2,512)
                              ---------    ---------    ---------    ---------
Change in net assets
   resulting from
   operations                     4,039        2,715        2,330        1,594
                              ---------    ---------    ---------    ---------

Distributions from net
  investment income:
  Institutional Shares           (2,854)      (6,495)      (1,479)      (3,375)
  Class A Shares                    (40)         (93)        (365)        (812)
  Class B Shares                     (8)         (24)         (43)        (100)
  Class C Shares                     (1)          (3)         (14)         (48)
  Advisor Shares                     --^          --^          --^          --^

Distributions from net
  realized gains:
  Institutional Shares             (484)      (2,353)         (84)        (240)
  Class A Shares                     (7)         (36)         (22)         (63)
  Class B Shares                     (1)         (11)          (3)         (10)
  Class C Shares                     --^          (2)          (1)          (4)
  Advisor Shares                     --^          --^          --^          --^
                              ---------    ---------    ---------    ---------
  Change in net assets
     from shareholder
     distributions               (3,395)      (9,017)      (2,011)      (4,652)
                              ---------    ---------    ---------    ---------
  Change in net assets
     from Fund share
     transactions               (12,342)     (35,350)      (6,717)     (24,071)
                              ---------    ---------    ---------    ---------
  Change in net assets          (11,698)     (41,652)      (6,398)     (27,129)
NET ASSETS:
  Beginning of period           167,634      209,286      113,394      140,523
                              ---------    ---------    ---------    ---------
  End of period               $ 155,936    $ 167,634    $ 106,996    $ 113,394
                              =========    =========    =========    =========

Accumulated Net
   Investment Income/
   (Loss)                     $      22    $      15    $      19    $       6
                              =========    =========    =========    =========

                                MICHIGAN MUNICIPAL
                                     BOND FUND
                              -----------------------
                              SIX MONTHS      YEAR
                                ENDED        ENDED
                              JANUARY 31,   JULY 31,
                               2007 (a)      2006
                              ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income       $     798    $   1,886
  Net realized gains/
     (losses) on
     investment
     transactions                   (27)        (247)
  Net change in unrealized
     appreciation/
     depreciation
     on investments                 166         (755)
                              ---------    ---------
Change in net assets
   resulting from
   operations                       937          884
                              ---------    ---------

Distributions from net
  investment income:
  Institutional Shares             (720)      (1,725)
  Class A Shares                    (68)        (136)
  Class B Shares                     (6)         (15)
  Class C Shares                     (2)          (5)
  Advisor Shares                     --^          --^

Distributions from net
  realized gains:
  Institutional Shares               --           --
  Class A Shares                     --           --
  Class B Shares                     --           --
  Class C Shares                     --           --
  Advisor Shares                     --           --
                              ---------    ---------
  Change in net assets
     from shareholder
     distributions                 (796)      (1,881)
                              ---------    ---------
  Change in net assets
     from Fund share
     transactions                (5,669)     (23,235)
                              ---------    ---------
  Change in net assets           (5,528)     (24,232)
NET ASSETS:
  Beginning of period            56,204       80,436
                              ---------    ---------
  End of period               $  50,676    $  56,204
                              =========    =========

Accumulated Net
   Investment Income/
   (Loss)                     $       4    $       2
                              =========    =========

--------------------------
(a)  Unaudited
(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.
^    Represents fewer than five hundred dollars.

                        See notes to financial statements

                                 116-117 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED --
FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                           SMALL CAP GROWTH FUND        MID CAP GROWTH FUND
                          -----------------------    -----------------------
                          SIX MONTHS       YEAR      SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED         ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                            2007 (a)       2006       2007 (a)       2006
                           ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued           $  16,050    $  13,485    $  27,192    $  46,492
   Dividends reinvested       28,551       19,476       66,137        4,159
   Shares redeemed           (28,965)    (104,269)     (49,929)    (136,084)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                  15,636      (71,308)      43,400      (85,433)
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                 319        2,925          606        2,329
   Dividends reinvested        3,793        2,452        6,388          487
   Shares redeemed            (2,819)      (8,398)      (6,585)     (11,762)
                           ---------    ---------    ---------    ---------
   Total Class A Shares        1,293       (3,021)         409       (8,946)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                  23           66           61          647
   Dividends reinvested          305          201        1,245           80
   Shares redeemed              (182)        (490)      (1,008)      (1,253)
                           ---------    ---------    ---------    ---------
   Total Class B Shares          146         (223)         298         (526)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                  11           60           38          231
   Dividends reinvested           89           68          229           18
   Shares redeemed               (28)        (315)        (234)        (783)
                           ---------    ---------    ---------    ---------
   Total Class C Shares           72         (187)          33         (534)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                   3           49           17          224
   Dividends reinvested           98           90          146            9
   Shares redeemed              (290)        (585)        (160)        (670)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares         (189)        (446)           3         (437)
                           ---------    ---------    ---------    ---------

Select Shares
   Shares issued                  NA           NA           NA           NA
   Dividends reinvested           NA           NA           NA           NA
   Shares redeemed                NA           NA           NA           NA
                           ---------    ---------    ---------    ---------
   Total Select Shares            NA           NA           NA           NA
                           ---------    ---------    ---------    ---------

Preferred Shares
   Shares issued                  NA           NA           NA           NA
   Dividends reinvested           NA           NA           NA           NA
   Shares redeemed                NA           NA           NA           NA
                           ---------    ---------    ---------    ---------
   Total Preferred Shares         NA           NA           NA           NA
                           ---------    ---------    ---------    ---------

Trust Shares
   Shares issued                  NA           NA           NA           NA
   Dividends reinvested           NA           NA           NA           NA
   Shares redeemed                NA           NA           NA           NA
                           ---------    ---------    ---------    ---------
   Total Trust Shares             NA           NA           NA           NA
                           ---------    ---------    ---------    ---------

Change from capital
   transactions            $  16,958    $ (75,185)   $  44,143    $ (95,876)
                           =========    =========    =========    =========

                             QUALITY GROWTH FUND        LARGE CAP CORE FUND
                           -----------------------    ----------------------
                           SIX MONTHS      YEAR       SIX MONTHS      YEAR
                              ENDED        ENDED        ENDED        ENDED
                           JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                             2007 (a)       2006       2007 (a)     2006 (b)
                            ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued            $  14,378    $ 117,271    $  28,030    $  16,964
   Dividends reinvested         9,357           --          738        2,159
   Shares redeemed           (115,735)    (183,406)     (16,157)     (28,562)
                            ---------    ---------    ---------    ---------
   Total Institutional
      Shares                  (92,000)     (66,135)      12,611       (9,439)
                            ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                  710        3,847          687        1,337
   Dividends reinvested         1,643           --          152          435
   Shares redeemed            (23,895)     (50,363)      (2,097)      (5,713)
                            ---------    ---------    ---------    ---------
   Total Class A Shares       (21,542)     (46,516)      (1,258)      (3,941)
                            ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                   85          508          115          144
   Dividends reinvested           198           --            3           10
   Shares redeemed             (2,487)      (4,375)         (58)        (244)
                            ---------    ---------    ---------    ---------
   Total Class B Shares        (2,204)      (3,867)          60          (90)
                            ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                   46          187           21           72
   Dividends reinvested            46           --           --^           2
   Shares redeemed               (971)      (2,073)         (27)        (161)
                            ---------    ---------    ---------    ---------
   Total Class C Shares          (879)      (1,886)          (6)         (87)
                            ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  360          595           52            3
   Dividends reinvested            29           --           --^          --^
   Shares redeemed               (323)      (1,900)          --           --
                            ---------    ---------    ---------    ---------
   Total Advisor Shares            66       (1,305)          52            3
                            ---------    ---------    ---------    ---------

Select Shares
   Shares issued                   NA           NA           NA           NA
   Dividends reinvested            NA           NA           NA           NA
   Shares redeemed                 NA           NA           NA           NA
                            ---------    ---------    ---------    ---------
   Total Select Shares             NA           NA           NA           NA
                            ---------    ---------    ---------    ---------

Preferred Shares
   Shares issued                   NA           NA           NA           NA
   Dividends reinvested            NA           NA           NA           NA
   Shares redeemed                 NA           NA           NA           NA
                            ---------    ---------    ---------    ---------
   Total Preferred Shares          NA           NA           NA           NA
                            ---------    ---------    ---------    ---------

Trust Shares
   Shares issued                   NA           NA           NA           NA
   Dividends reinvested            NA           NA           NA           NA
   Shares redeemed                 NA           NA           NA           NA
                            ---------    ---------    ---------    ---------
   Total Trust Shares              NA           NA           NA           NA
                            ---------    ---------    ---------    ---------

Change from capital
   transactions             $(116,559)   $(119,709)   $  11,459    $ (13,554)
                            =========    =========    =========    =========

                               EQUITY INDEX FUND            BALANCED FUND
                            -----------------------   -----------------------
                            SIX MONTHS       YEAR     SIX MONTHS       YEAR
                               ENDED         ENDED        ENDED       ENDED
                            JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                              2007 (a)       2006       2007 (a)       2006
                             ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued             $  34,468    $  82,440    $   1,761    $   4,152
   Dividends reinvested          1,442        2,686          379          818
   Shares redeemed             (43,706)     (74,461)      (7,631)     (27,677)
                             ---------    ---------    ---------    ---------
   Total Institutional
      Shares                    (7,796)      10,665       (5,491)     (22,707)
                             ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                 4,299        9,892          735        1,014
   Dividends reinvested            527        1,048          334          783
   Shares redeemed              (9,720)     (18,395)      (9,391)     (22,227)
                             ---------    ---------    ---------    ---------
   Total Class A Shares         (4,894)      (7,455)      (8,322)     (20,430)
                             ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                   136          491           41          164
   Dividends reinvested             15           29           45           82
   Shares redeemed                (539)        (840)      (1,270)      (3,380)
                             ---------    ---------    ---------    ---------
   Total Class B Shares           (388)        (320)      (1,184)      (3,134)
                             ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                   191          506           31          113
   Dividends reinvested              7           14            9           28
   Shares redeemed                (211)        (903)        (403)      (2,452)
                             ---------    ---------    ---------    ---------
   Total Class C Shares            (13)        (383)        (363)      (2,311)
                             ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                   140          932            7           15
   Dividends reinvested            11            17            1            2
   Shares redeemed                (252)      (1,100)         (14)         (75)
                             ---------    ---------    ---------    ---------
   Total Advisor Shares           (101)        (151)          (6)         (58)
                             ---------    ---------    ---------    ---------

Select Shares
   Shares issued                 1,241        4,805           NA           NA
   Dividends reinvested            131          237           NA           NA
   Shares redeemed              (2,452)      (6,577)          NA           NA
                             ---------    ---------    ---------    ---------
   Total Select Shares          (1,080)      (1,535)          NA           NA
                             ---------    ---------    ---------    ---------

Preferred Shares
   Shares issued                 5,068       13,177           NA           NA
   Dividends reinvested            552        1,151           NA           NA
   Shares redeemed              (8,888)     (30,070)          NA           NA
                             ---------    ---------    ---------    ---------
   Total Preferred Shares       (3,268)     (15,742)          NA           NA
                             ---------    ---------    ---------    ---------

Trust Shares
   Shares issued                   226        2,558           NA           NA
   Dividends reinvested            115          206           NA           NA
   Shares redeemed              (5,084)     (13,670)          NA           NA
                             ---------    ---------    ---------    ---------
   Total Trust Shares           (4,743)     (10,906)          NA           NA
                             ---------    ---------    ---------    ---------

Change from capital
   transactions              $ (22,283)   $ (25,827)   $ (15,366)   $ (48,640)
                             =========    =========    =========    =========

                               MICRO CAP VALUE FUND
                             -----------------------
                             SIX MONTHS       YEAR
                               ENDED         ENDED
                             JANUARY 31,    JULY 31,
                               2007 (a)       2006
                             ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued             $   3,071    $  20,739
   Dividends reinvested         14,685       25,967
   Shares redeemed             (22,732)     (48,158)
                             ---------    ---------
   Total Institutional
      Shares                    (4,976)      (1,452)
                             ---------    ---------

Class A Shares
   Shares issued                 1,068        6,881
   Dividends reinvested          3,542        4,993
   Shares redeemed              (4,723)     (18,229)
                             ---------    ---------
   Total Class A Shares           (113)      (6,355)
                             ---------    ---------

Class B Shares
   Shares issued                    52          554
   Dividends reinvested          1,323        2,023
   Shares redeemed                (831)      (1,862)
                             ---------    ---------
   Total Class B Shares            544          715
                             ---------    ---------

Class C Shares
   Shares issued                   491        1,741
   Dividends reinvested            597        1,557
   Shares redeemed              (2,956)      (2,665)
                             ---------    ---------
   Total Class C Shares         (1,868)         633
                             ---------    ---------

Advisor Shares
   Shares issued                   301        1,834
   Dividends reinvested          3,508        5,916
   Shares redeemed              (4,735)     (20,249)
                             ---------    ---------
   Total Advisor Shares           (926)     (12,499)
                             ---------    ---------

Select Shares
   Shares issued                    NA           NA
   Dividends reinvested             NA           NA
   Shares redeemed                  NA           NA
                             ---------    ---------
   Total Select Shares              NA           NA
                             ---------    ---------

Preferred Shares
   Shares issued                    NA           NA
   Dividends reinvested             NA           NA
   Shares redeemed                  NA           NA
                             ---------    ---------
   Total Preferred Shares           NA           NA
                             ---------    ---------

Trust Shares
   Shares issued                    NA           NA
   Dividends reinvested             NA           NA
   Shares redeemed                  NA           NA
                             ---------    ---------
   Total Trust Shares               NA           NA
                             ---------    ---------

Change from capital
   transactions              $  (7,339)   $ (18,958)
                             =========    =========

--------------------------
(a)  Unaudited.
(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.
^    Represents fewer than five hundred dollars.


                        See notes to financial statements

                                 118-119 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED --
FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                           SMALL CAP GROWTH FUND       MID CAP GROWTH FUND
                          -----------------------    -----------------------
                          SIX MONTHS       YEAR      SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED         ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                            2007 (a)       2006       2007 (a)       2006
                           ---------    ---------    ---------    ---------
SHARE TRANSACTIONS:
Institutional Shares
   Shares issued               1,182          912        1,678        2,731
   Dividends reinvested        2,340        1,403        4,478          251
   Shares redeemed            (2,114)      (7,052)      (3,089)      (8,277)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                   1,408       (4,737)       3,067       (5,295)
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                  24          199           38          140
   Dividends reinvested          324          182          446           30
   Shares redeemed              (215)        (575)        (417)        (712)
                           ---------    ---------    ---------    ---------
   Total Class A Shares          133         (194)          67         (542)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                   2            4            4           41
   Dividends reinvested           27           15           92            5
   Shares redeemed               (14)         (34)         (66)         (80)
                           ---------    ---------    ---------    ---------
   Total Class B Shares           15          (15)          30          (34)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                   1            4            4           15
   Dividends reinvested            8            5           18            1
   Shares redeemed                (3)         (22)         (17)        (51)
                           ---------    ---------    ---------    ---------
   Total Class C Shares            6          (13)           5          (35)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  --^           2            1           14
   Dividends reinvested            8            7           10            1
   Shares redeemed               (20)         (39)         (10)         (42)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares          (12)         (30)           1          (27)
                           ---------    ---------    ---------    ---------

Select Shares
   Shares issued                  NA           NA           NA           NA
   Dividends reinvested           NA           NA           NA           NA
   Shares redeemed                NA           NA           NA           NA
                           ---------    ---------    ---------    ---------
   Total Select Shares            NA           NA           NA           NA
                           ---------    ---------    ---------    ---------

Preferred Shares
   Shares issued                  NA           NA           NA           NA
   Dividends reinvested           NA           NA           NA           NA
   Shares redeemed                NA           NA           NA           NA
                           ---------    ---------    ---------    ---------
   Total Preferred Shares         NA           NA           NA           NA
                           ---------    ---------    ---------    ---------

Trust Shares
   Shares issued                  NA           NA           NA           NA
   Dividends reinvested           NA           NA           NA           NA
   Shares redeemed                NA           NA           NA           NA
                           ---------    ---------    ---------    ---------
   Total Trust Shares             NA           NA           NA           NA
                           ---------    ---------    ---------    ---------

Change from share
   transactions                1,550       (4,989)       3,170       (5,933)
                           =========    =========    =========    =========

                            QUALITY GROWTH FUND        LARGE CAP CORE FUND
                          -----------------------    ----------------------
                          SIX MONTHS      YEAR       SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED        ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                            2007 (a)       2006       2007 (a)     2006 (b)
                           ---------    ---------    ---------    ---------
SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                 869        7,148        1,836        1,143
   Dividends reinvested          539           --           44          146
   Shares redeemed            (6,891)     (11,117)        (976)      (1,923)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                  (5,483)      (3,969)         904         (634)
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                  43           235          43           91
   Dividends reinvested           97           --            9           30
   Shares redeemed            (1,442)      (3,090)        (130)        (389)
                           ---------    ---------    ---------    ---------
   Total Class A Shares       (1,302)      (2,855)         (78)        (268)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                   5           32            7            9
   Dividends reinvested           12           --           --^           1
   Shares redeemed              (156)        (279)          (3)         (16)
                           ---------    ---------    ---------    ---------
   Total Class B Shares         (139)        (247)           4           (6)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                   3           13            1            6
   Dividends reinvested            3           --           --^          --^
   Shares redeemed               (63)        (136)          (2)         (11)
                           ---------    ---------    ---------    ---------
   Total Class C Shares          (57)        (123)          (1)          (5)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  23           38            3           --^
   Dividends reinvested            2           --           --^          --^
   Shares redeemed               (20)        (119)          --           --
                           ---------    ---------    ---------    ---------
   Total Advisor Shares            5          (81)           3           --^
                           ---------    ---------    ---------    ---------

Select Shares
   Shares issued                  NA           NA           NA           NA
   Dividends reinvested           NA           NA           NA           NA
   Shares redeemed                NA           NA           NA           NA
                           ---------    ---------    ---------    ---------
   Total Select Shares            NA           NA           NA           NA
                           ---------    ---------    ---------    ---------

Preferred Shares
   Shares issued                  NA           NA           NA           NA
   Dividends reinvested           NA           NA           NA           NA
   Shares redeemed                NA           NA           NA           NA
                           ---------    ---------    ---------    ---------
   Total Preferred Shares         NA           NA           NA           NA
                           ---------    ---------    ---------    ---------

Trust Shares
   Shares issued                  NA           NA           NA           NA
   Dividends reinvested           NA           NA           NA           NA
   Shares redeemed                NA           NA           NA           NA
                           ---------    ---------    ---------    ---------
   Total Trust Shares             NA           NA           NA           NA
                           ---------    ---------    ---------    ---------

Change from share
   transactions               (6,976)      (7,275)         832         (913)
                           =========    =========    =========    =========

                              EQUITY INDEX FUND          BALANCED FUND
                          -----------------------   -----------------------
                          SIX MONTHS       YEAR     SIX MONTHS       YEAR
                             ENDED         ENDED        ENDED       ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                            2007 (a)       2006       2007 (a)       2006
                           ---------    ---------    ---------    ---------
SHARE TRANSACTIONS:
Institutional Shares
   Shares issued               1,320        3,433          138          327
   Dividends reinvested           55          112           29           65
   Shares redeemed            (1,704)      (3,119)        (590)      (2,178)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                    (329)         426         (423)      (1,786)
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                 166          418           58           80
   Dividends reinvested           20           44           26           62
   Shares redeemed              (375)        (768)        (731)      (1,767)
                           ---------    ---------    ---------    ---------
   Total Class A Shares         (189)        (306)        (647)      (1,625)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                   5           21            3           12
   Dividends reinvested            1            1            4            7
   Shares redeemed               (21)         (35)        (101)        (270)
                           ---------    ---------    ---------    ---------
   Total Class B Shares          (15)         (13)         (94)        (251)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                   7           21            2           10
   Dividends reinvested           --^           1            1            2
   Shares redeemed                (8)         (38)         (32)        (196)
                           ---------    ---------    ---------    ---------
   Total Class C Shares           (1)         (16)         (29)        (184)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                   5           38            1            1
   Dividends reinvested           --^           1           --^          --^
   Shares redeemed               (10)         (47)          (1)          (6)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares           (5)          (8)          --^          (5)
                           ---------    ---------    ---------    ---------

Select Shares
   Shares issued                  48          200           NA           NA
   Dividends reinvested            5           10           NA           NA
   Shares redeemed               (93)        (282)          NA           NA
                           ---------    ---------    ---------    ---------
   Total Select Shares           (40)         (72)          NA           NA
                           ---------    ---------    ---------    ---------

Preferred Shares
   Shares issued                 194          550           NA           NA
   Dividends reinvested           21           48           NA           NA
   Shares redeemed              (343)      (1,250)          NA           NA
                           ---------    ---------    ---------    ---------
   Total Preferred Shares       (128)        (652)          NA           NA
                           ---------    ---------    ---------    ---------

Trust Shares
   Shares issued                   9          107           NA           NA
   Dividends reinvested            4            9           NA           NA
   Shares redeemed              (196)        (573)          NA           NA
                           ---------    ---------    ---------    ---------
   Total Trust Shares           (183)        (457)          NA           NA
                           ---------    ---------    ---------    ---------

Change from share
   transactions                 (890)      (1,098)      (1,193)      (3,851)
                           =========    =========    =========    =========

                            MICRO CAP VALUE FUND
                          -----------------------
                          SIX MONTHS       YEAR
                            ENDED         ENDED
                          JANUARY 31,    JULY 31,
                            2007 (a)       2006
                          ---------    ---------
SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                389        2,122
   Dividends reinvested       2,154        3,250
   Shares redeemed           (2,945)      (5,287)
                          ---------    ---------
   Total Institutional
      Shares                   (402)          85
                          ---------    ---------

Class A Shares
   Shares issued                148          808
   Dividends reinvested         541          644
   Shares redeemed             (625)      (1,881)
                          ---------    ---------
   Total Class A Shares          64         (429)
                          ---------    ---------

Class B Shares
   Shares issued                  7           62
   Dividends reinvested         212          269
   Shares redeemed             (114)        (224)
                          ---------    ---------
   Total Class B Shares         105          107
                          ---------    ---------

Class C Shares
   Shares issued                 72          208
   Dividends reinvested          96          207
   Shares redeemed             (376)        (310)
                          ---------    ---------
   Total Class C Shares        (208)         105
                          ---------    ---------

Advisor Shares
   Shares issued                 39          210
   Dividends reinvested         543          770
   Shares redeemed             (648)      (2,102)
                          ---------    ---------
   Total Advisor Shares         (66)      (1,122)
                          ---------    ---------

Select Shares
   Shares issued                 NA           NA
   Dividends reinvested          NA           NA
   Shares redeemed               NA           NA
                          ---------    ---------
   Total Select Shares           NA           NA
                          ---------    ---------

Preferred Shares
   Shares issued                 NA           NA
   Dividends reinvested          NA           NA
   Shares redeemed               NA           NA
                          ---------    ---------
   Total Preferred Shares        NA           NA
                          ---------    ---------

Trust Shares
   Shares issued                 NA           NA
   Dividends reinvested          NA           NA
   Shares redeemed               NA           NA
                          ---------    ---------
   Total Trust Shares            NA           NA
                          ---------    ---------

Change from share
   transactions                (507)      (1,254)
                          =========    =========

--------------------------
(a)  Unaudited.
(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.
^    Represents fewer than five hundred shares.

                        See notes to financial statements

                                 120-121 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED --
FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                            SMALL CAP VALUE FUND      MULTI CAP VALUE FUND
                          -----------------------    -----------------------
                          SIX MONTHS       YEAR      SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED         ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                            2007 (a)       2006       2007 (a)       2006
                           ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued           $  13,662    $  24,440    $  26,454    $  31,770
   Dividends reinvested       15,351       14,091       37,500       19,731
   Shares redeemed           (18,694)     (68,554)     (29,684)     (92,103)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                  10,319      (30,023)      34,270      (40,602)
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                 108          651        4,485        5,613
   Dividends reinvested          259          234        5,384        3,111
   Shares redeemed              (337)        (946)      (7,166)      (9,066)
                           ---------    ---------    ---------    ---------
   Total Class A Shares           30          (61)       2,703         (342)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                  44          271          853        1,808
   Dividends reinvested          113           98        3,416        1,798
   Shares redeemed              (146)        (176)      (1,383)      (3,853)
                           ---------    ---------    ---------    ---------
   Total Class B Shares           11          193        2,886         (247)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                  45          139        1,966        1,523
   Dividends reinvested           86           93          546          312
   Shares redeemed              (195)        (233)        (609)      (1,857)
                           ---------    ---------    ---------    ---------
   Total Class C Shares          (64)          (1)       1,903          (22)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  15          289          625        2,398
   Dividends reinvested          119          124        5,140        2,973
   Shares redeemed              (275)      (1,067)      (3,650)     (14,687)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares         (141)        (654)       2,115       (9,316)
                           ---------    ---------    ---------    ---------

Change from capital
   transactions            $  10,155    $ (30,546)   $  43,877    $ (50,529)
                           =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                 650        1,137        1,026        1,243
   Dividends reinvested          753          688        1,545          813
   Shares redeemed              (876)      (3,193)      (1,148)      (3,624)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                     527       (1,368)       1,423       (1,568)
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                   5           29          174          222
   Dividends reinvested           13           12          225          129
   Shares redeemed               (16)         (44)        (277)        (357)
                           ---------    ---------    ---------    ---------
   Total Class A Shares            2           (3)         122           (6)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                   2           13           34           74
   Dividends reinvested            6            5          148           77
   Shares redeemed                (7)          (8)         (55)        (157)
                           ---------    ---------    ---------    ---------
   Total Class B Shares            1           10          127           (6)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                   2            6           78           62
   Dividends reinvested            4            5           24           13
   Shares redeemed                (9)         (11)         (25)         (75)
                           ---------    ---------    ---------    ---------
   Total Class C Shares           (3)          --^          77           --^
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                   1           14           24           95
   Dividends reinvested            6            6          216          124
   Shares redeemed               (13)         (50)        (145)        (581)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares           (6)         (30)          95         (362)
                           ---------    ---------    ---------    ---------

Change from share
   transactions                  521       (1,391)       1,844       (1,942)
                           =========    =========    =========    =========

                           DISCIPLINED LARGE CAP            LIFEMODEL
                                VALUE FUND             AGGRESSIVE FUND SM
                          -----------------------    ----------------------
                          SIX MONTHS      YEAR       SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED        ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                            2007 (a)     2006 (b)     2007 (a)     2006 (b)
                           ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued           $  43,425    $ 100,135    $  16,299    $  53,193
   Dividends reinvested       82,886       54,710        3,507        2,838
   Shares redeemed           (64,895)    (135,385)     (14,294)     (25,510)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                  61,416       19,460        5,512       30,521
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued               7,092        3,805        4,928       13,302
   Dividends reinvested        3,087        2,217        1,505        1,481
   Shares redeemed            (5,359)      (7,307)      (5,353)     (12,216)
                           ---------    ---------    ---------    ---------
   Total Class A Shares        4,820       (1,285)       1,080        2,567
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                 431          718          761        2,974
   Dividends reinvested          688          443          464          413
   Shares redeemed              (563)      (1,008)        (946)      (2,820)
                           ---------    ---------    ---------    ---------
   Total Class B Shares          556          153          279          567
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                 168          390          443        1,133
   Dividends reinvested          242          175           69           54
   Shares redeemed              (380)        (603)        (408)        (709)
                           ---------    ---------    ---------    ---------
   Total Class C Shares           30          (38)         104          478
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                 204          177          161          796
   Dividends reinvested           34           11           20            1
   Shares redeemed                --          (37)         (19)          (3)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares          238          151          162          794
                           ---------    ---------    ---------    ---------

Change from capital
   transactions            $  67,060    $  18,441    $   7,137    $  34,927
                           =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
   Shares issued               2,916        6,842        1,058        3,631
   Dividends reinvested        5,960        3,972          224          197
   Shares redeemed            (4,435)      (9,395)        (926)      (1,756)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                   4,441        1,419          356        2,072
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                 480          262          320          910
   Dividends reinvested          222          161           97          103
   Shares redeemed              (365)        (507)        (347)        (839)
                           ---------    ---------    ---------    ---------
   Total Class A Shares          337          (84)          70          174
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                  28           49           51          208
   Dividends reinvested           49           32           30           29
   Shares redeemed               (37)         (69)         (62)        (199)
                           ---------    ---------    ---------    ---------
   Total Class B Shares           40           12           19           38
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                  12           27           29           79
   Dividends reinvested           18           13            5            4
   Shares redeemed               (25)         (42)         (28)         (50)
                           ---------    ---------    ---------    ---------
   Total Class C Shares            5           (2)           6           33
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  14           12           10           54
   Dividends reinvested            2            1            1           --^
   Shares redeemed                --           (3)          (1)          --^
                           ---------    ---------    ---------    ---------
   Total Advisor Shares           16           10           10           54
                           ---------    ---------    ---------    ---------

Change from share
   transactions                4,839        1,355          461        2,371
                           =========    =========    =========    =========

                           LIFEMODEL MODERATELY             LIFEMODEL
                             AGGRESSIVE FUND SM         MODERATE FUND SM
                          -----------------------   -----------------------
                          SIX MONTHS       YEAR     SIX MONTHS       YEAR
                             ENDED         ENDED        ENDED       ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                            2007 (a)     2006 (b)      2007 (a)    2006 (b)
                           ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued           $  19,932    $  51,733    $  26,082    $ 126,383
   Dividends reinvested        4,855        4,701       13,540       14,667
   Shares redeemed           (21,467)     (31,436)     (49,629)    (108,380)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                   3,320       24,998      (10,007)      32,670
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued               8,162       28,416        6,158       21,112
   Dividends reinvested        3,868        4,428        3,163        4,236
   Shares redeemed           (17,468)     (29,928)     (17,926)     (30,023)
                           ---------    ---------    ---------    ---------
   Total Class A Shares       (5,438)       2,916       (8,605)      (4,675)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued               2,822        9,238        1,666        6,180
   Dividends reinvested        1,483        1,457        1,228        1,437
   Shares redeemed            (4,010)      (7,487)      (3,427)      (8,128)
                           ---------    ---------    ---------    ---------
   Total Class B Shares          295        3,208         (533)        (511)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued               1,244        1,836          636        1,414
   Dividends reinvested          202          232          172          214
   Shares redeemed              (879)      (2,972)      (1,096)      (2,994)
                           ---------    ---------    ---------    ---------
   Total Class C Shares          567         (904)        (288)      (1,366)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                 520        1,399          127          430
   Dividends reinvested           43           13           14            5
   Shares redeemed              (100)         (24)        (156)          (9)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares          463        1,388          (15)         426
                           ---------    ---------    ---------    ---------

Change from capital
   transactions            $    (793)   $  31,606    $ (19,448)   $  26,544
                           =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
   Shares issued               1,365        3,669        2,026       10,098
   Dividends reinvested          328          339        1,044        1,183
   Shares redeemed            (1,469)      (2,248)      (3,840)      (8,678)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                     224        1,760         (770)       2,603
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                 558        2,023          478        1,684
   Dividends reinvested          262          320          244          342
   Shares redeemed            (1,202)      (2,141)      (1,387)      (2,400)
                           ---------    ---------    ---------    ---------
   Total Class A Shares         (382)         202         (665)        (374)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                 194          660          130          496
   Dividends reinvested          101          106           95          117
   Shares redeemed              (274)        (537)        (268)        (655)
                           ---------    ---------    ---------    ---------
   Total Class B Shares           21          229          (43)         (42)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                  86          132           49          115
   Dividends reinvested           14           17           13           17
   Shares redeemed               (60)        (212)         (86)        (241)
                           ---------    ---------    ---------    ---------
   Total Class C Shares           40          (63)         (24)        (109)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  36           99           10           35
   Dividends reinvested           3             1            1           --^
   Shares redeemed               (7)           (2)         (12)          (1)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares           32           98           (1)          34
                           ---------    ---------    ---------    ---------

Change from share
   transactions                  (65)       2,226       (1,503)       2,112
                           =========    =========    =========    =========

                            LIFEMODEL MODERATELY
                            CONSERVATIVE FUND SM
                          -----------------------
                          SIX MONTHS      YEAR
                            ENDED        ENDED
                          JANUARY 31,    JULY 31,
                            2007 (a)     2006 (b)
                          ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued          $   6,741    $  13,916
   Dividends reinvested       1,788        1,999
   Shares redeemed           (8,234)     (11,056)
                          ---------    ---------
   Total Institutional
      Shares                    295        4,859
                          ---------    ---------

Class A Shares
   Shares issued              1,438        8,301
   Dividends reinvested       1,444        1,872
   Shares redeemed           (4,188)     (13,338)
                          ---------    ---------
   Total Class A Shares      (1,306)      (3,165)
                          ---------    ---------

Class B Shares
   Shares issued                392        1,693
   Dividends reinvested         681          874
   Shares redeemed           (2,308)      (4,403)
                          ---------    ---------
   Total Class B Shares      (1,235)      (1,836)
                          ---------    ---------

Class C Shares
   Shares issued                357          490
   Dividends reinvested          99          130
   Shares redeemed             (515)      (1,524)
                          ---------    ---------
   Total Class C Shares         (59)        (904)
                          ---------    ---------

Advisor Shares
   Shares issued                 --^          65
   Dividends reinvested           3            2
   Shares redeemed               (1)          (4)
                          ---------    ---------
   Total Advisor Shares           2           63
                          ---------    ---------

Change from capital
   transactions           $  (2,303)   $    (983)
                          =========    =========

SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                576        1,213
   Dividends reinvested         152          176
   Shares redeemed             (705)        (963)
                          ---------    ---------
   Total Institutional
      Shares                     23          426
                          ---------    ---------

Class A Shares
   Shares issued                124          723
   Dividends reinvested         123          165
   Shares redeemed             (359)      (1,164)
                          ---------    ---------
   Total Class A Shares        (112)        (276)
                          ---------    ---------

Class B Shares
   Shares issued                 34          148
   Dividends reinvested          58           77
   Shares redeemed             (198)        (385)
                          ---------    ---------
   Total Class B Shares        (106)        (160)
                          ---------    ---------

Class C Shares
   Shares issued                 31           43
   Dividends reinvested           8           11
   Shares redeemed              (44)        (133)
                          ---------    ---------
   Total Class C Shares          (5)         (79)
                          ---------    ---------

Advisor Shares
   Shares issued                 --^           5
   Dividends reinvested          --^          --^
   Shares redeemed               --^          --^
                          ---------    ---------
   Total Advisor Shares          --^           5
                          ---------    ---------

Change from share
   transactions                (200)         (84)
                          =========    =========

--------------------------
(a)  Unaudited.
(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.
^    Represents fewer than five hundred dollars/shares.

                        See notes to financial statements

                                 122-123 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED --
FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                 LIFEMODEL
                            CONSERVATIVE FUND SM      STRATEGIC INCOME FUND
                          -----------------------    -----------------------
                          SIX MONTHS       YEAR      SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED         ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                            2007 (a)     2006 (b)     2007 (a)       2006
                           ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued           $   4,429     $  8,371    $  14,447    $  30,183
   Dividends reinvested          964        1,072        1,491          930
   Shares redeemed            (5,529)      (6,849)      (8,518)     (19,695)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                    (136)       2,594        7,420       11,418
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                 745        2,292          517        2,449
   Dividends reinvested          567          759          106          180
   Shares redeemed            (2,350)      (6,582)        (474)      (2,492)
                           ---------    ---------    ---------    ---------
   Total Class A Shares       (1,038)      (3,531)         149          137
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                 240        1,035          321          600
   Dividends reinvested          309          378           31           43
   Shares redeemed              (856)      (3,682)        (212)        (919)
                           ---------    ---------    ---------    ---------
   Total Class B Shares         (307)      (2,269)         140         (276)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                 108          681           82        1,493
   Dividends reinvested           98          121          454          792
   Shares redeemed              (910)      (2,211)      (2,865)     (10,775)
                           ---------    ---------    ---------    ---------
   Total Class C Shares         (704)      (1,409)      (2,329)      (8,490)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  --           48        1,023        1,974
   Dividends reinvested            2            1          566        1,076
   Shares redeemed                --           (4)      (2,506)     (13,943)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares            2           45         (917)     (10,893)
                           ---------    ---------    ---------    ---------

Change from capital
   transactions            $  (2,183)   $  (4,570)   $   4,463    $  (8,104)
                           =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                 405          773        1,254        2,675
   Dividends reinvested           88          100          129           82
   Shares redeemed              (507)        (633)        (739)      (1,745)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                     (14)         240          644        1,012
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                  68          212           45          216
   Dividends reinvested           52           71            9           16
   Shares redeemed              (215)        (610)         (41)        (222)
                           ---------    ---------    ---------    ---------
   Total Class A Shares          (95)        (327)          13           10
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                  22           97           28           52
   Dividends reinvested           28           35            3            4
   Shares redeemed               (79)        (342)         (18)         (81)
                           ---------    ---------    ---------    ---------
   Total Class B Shares          (29)        (210)          13          (25)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                  10           64            7          133
   Dividends reinvested            9           11           40           71
   Shares redeemed               (83)        (205)        (251)        (963)
                           ---------    ---------    ---------    ---------
   Total Class C Shares          (64)        (130)        (204)        (759)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  --            4           89          174
   Dividends reinvested           --^          --^          49           95
   Shares redeemed                --           --^        (218)      (1,240)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares           --^           4          (80)        (971)
                           ---------    ---------    ---------    ---------

Change from share
   transactions                 (202)        (423)         386         (733)
                           =========    =========    =========    =========


                            DIVIDEND GROWTH FUND        TECHNOLOGY FUND
                          -----------------------    ----------------------
                          SIX MONTHS      YEAR       SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED        ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                            2007 (a)     2006 (b)     2007 (a)       2006
                           ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued           $   8,428    $  13,614    $   6,698    $  22,631
   Dividends reinvested           84          103           --           --
   Shares redeemed            (6,529)      (4,705)     (11,660)     (12,574)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                   1,983        9,012       (4,962)      10,057
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                  64          300          208          651
   Dividends reinvested           39           51           --           --
   Shares redeemed              (784)      (2,954)        (826)      (2,441)
                           ---------    ---------    ---------    ---------
   Total Class A Shares         (681)      (2,602)        (618)      (1,790)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                  34          114           10           83
   Dividends reinvested            2            2           --           --
   Shares redeemed               (55)         (67)        (166)        (314)
                           ---------    ---------    ---------    ---------
   Total Class B Shares          (19)          49         (156)        (231)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                  17           50            2          611
   Dividends reinvested            2            3           --           --
   Shares redeemed               (69)        (196)        (125)        (316)
                           ---------    ---------    ---------    ---------
   Total Class C Shares          (50)        (143)        (123)         295
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  --^          13        2,477        2,678
   Dividends reinvested           --^          --^          --           --
   Shares redeemed                --           --         (974)        (694)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares           --^          13        1,503        1,984
                           ---------    ---------    ---------    ---------

Change from capital
   transactions            $   1,233    $   6,329    $  (4,356)   $  10,315
                           =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                 367          630          619        1,993
   Dividends reinvested            3            5           --           --
   Shares redeemed              (270)        (212)      (1,060)      (1,182)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                     100          423         (441)         811
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                   2           15           19           60
   Dividends reinvested            2            2           --           --
   Shares redeemed               (34)        (138)         (76)        (232)
                           ---------    ---------    ---------    ---------
   Total Class A Shares          (30)        (121)         (57)        (172)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                   1            5            1            9
   Dividends reinvested           --^          --^          --           --
   Shares redeemed                (2)          (3)         (16)         (32)
                           ---------    ---------    ---------    ---------
   Total Class B Shares           (1)           2          (15)         (23)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                   1            4           --^          53
   Dividends reinvested           --^          --^          --           --
   Shares redeemed                (3)         (10)         (12)         (32)
                           ---------    ---------    ---------    ---------
   Total Class C Shares           (2)          (6)         (12)          21
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  --^           1          241          240
   Dividends reinvested           --^          --^          --           --
   Shares redeemed                --           --          (91)         (69)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares           --^           1          150          171
                           ---------    ---------    ---------    ---------

Change from share
   transactions                   67          299         (375)         808
                           =========    =========    =========    =========


                          INTERNATIONAL EQUITY FUND    HIGH YIELD BOND FUND
                           -----------------------   -----------------------
                           SIX MONTHS       YEAR     SIX MONTHS       YEAR
                              ENDED         ENDED        ENDED       ENDED
                           JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                             2007 (a)       2006       2007 (a)    2006 (c)
                            ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued             $ 42,929    $ 163,862    $  16,208    $  71,545
   Dividends reinvested         9,336       11,562          337           70
   Shares redeemed            (81,372)     (88,658)     (18,554)      (3,810)
                            ---------    ---------    ---------    ---------
   Total Institutional
      Shares                  (29,107)      86,766       (2,009)      67,805
                            ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                2,288       10,028            9          272
   Dividends reinvested           711          805            5            5
   Shares redeemed             (4,630)      (7,793)         (85)         (43)
                            ---------    ---------    ---------    ---------
   Total Class A Shares        (1,631)       3,040          (71)         234
                            ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                  305          682            5          103
   Dividends reinvested            37           38           --           --^
   Shares redeemed               (169)        (192)          --           (5)
                            ---------    ---------    ---------    ---------
   Total Class B Shares           173          528            5           98
                            ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                   72          441           --^          56
   Dividends reinvested            21           33            1            1
   Shares redeemed               (310)        (461)          --           --
                            ---------    ---------    ---------    ---------
   Total Class C Shares          (217)          13            1           57
                            ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  136        1,477           --           10
   Dividends reinvested           235          315           --           --
   Shares redeemed             (1,176)      (6,352)          --           --
                            ---------    ---------    ---------    ---------
   Total Advisor Shares          (805)      (4,560)          --           10
                            ---------    ---------    ---------    ---------

Change from capital
   transactions             $ (31,587)   $  85,787    $  (2,074)   $  68,204
                            =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                3,160       14,066        1,638        7,153
   Dividends reinvested           676          994           34            7
   Shares redeemed             (5,995)      (7,353)      (1,891)        (381)
                            ---------    ---------    ---------    ---------
   Total Institutional
      Shares                   (2,159)       7,707         (219)       6,779
                            ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                  169          823            1           27
   Dividends reinvested            51           69            1           --^
   Shares redeemed               (344)        (631)          (9)          (4)
                            ---------    ---------    ---------    ---------
   Total Class A Shares          (124)         261           (7)          23
                            ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                   23           56            1           10
   Dividends reinvested             3            3           --           --^
   Shares redeemed                (13)         (16)          --           --^
                            ---------    ---------    ---------    ---------
   Total Class B Shares            13           43            1           10
                            ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                    5           37           --^           6
   Dividends reinvested             2            3           --^          --^
   Shares redeemed                (24)         (40)          --           --
                            ---------    ---------    ---------    ---------
   Total Class C Shares           (17)          --^          --^           6
                            ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                   10          121           --            1
   Dividends reinvested            17           27           --           --
   Shares redeemed                (87)        (541)          --           --
                            ---------    ---------    ---------    ---------
   Total Advisor Shares           (60)        (393)          --            1
                            ---------    ---------    ---------    ---------

Change from share
   transactions                (2,347)       7,618         (225)       6,819
                            =========    =========    =========    =========


                                 BOND FUND
                          -----------------------
                          SIX MONTHS      YEAR
                            ENDED        ENDED
                          JANUARY 31,    JULY 31,
                           2007 (a)       2006
                          ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued          $  52,519    $  44,572
   Dividends reinvested       1,365        4,406
   Shares redeemed          (41,955)     (78,354)
                          ---------    ---------
   Total Institutional
      Shares                 11,929      (29,376)
                          ---------    ---------

Class A Shares
   Shares issued                197        1,047
   Dividends reinvested         221          613
   Shares redeemed           (1,836)      (5,324)
                          ---------    ---------
   Total Class A Shares      (1,418)      (3,664)
                          ---------    ---------

Class B Shares
   Shares issued                  1          192
   Dividends reinvested          40          111
   Shares redeemed             (274)      (1,432)
                          ---------    ---------
   Total Class B Shares        (233)      (1,129)
                          ---------    ---------

Class C Shares
   Shares issued                  8            9
   Dividends reinvested           5           18
   Shares redeemed              (81)        (341)
                          ---------    ---------
   Total Class C Shares         (68)        (314)
                          ---------    ---------

Advisor Shares
   Shares issued                 28           48
   Dividends reinvested           4           14
   Shares redeemed              (60)        (406)
                          ---------    ---------
   Total Advisor Shares         (28)        (344)
                          ---------    ---------

Change from capital
   transactions           $  10,182    $ (34,827)
                          =========    =========

SHARE TRANSACTIONS:
Institutional Shares
   Shares issued              5,382        4,530
   Dividends reinvested         139          448
   Shares redeemed           (4,273)      (7,939)
                          ---------    ---------
   Total Institutional
      Shares                  1,248       (2,961)
                          ---------    ---------

Class A Shares
   Shares issued                 20          107
   Dividends reinvested          22           62
   Shares redeemed             (187)        (542)
                          ---------    ---------
   Total Class A Shares        (145)        (373)
                          ---------    ---------

Class B Shares
   Shares issued                 --^          19
   Dividends reinvested           4           11
   Shares redeemed              (28)        (144)
                          ---------    ---------
   Total Class B Shares         (24)        (114)
                          ---------    ---------

Class C Shares
   Shares issued                  1            2
   Dividends reinvested           1            2
   Shares redeemed               (8)         (35)
                          ---------    ---------
   Total Class C Shares          (6)         (31)
                          ---------    ---------

Advisor Shares
   Shares issued                  3            5
   Dividends reinvested          --^           1
   Shares redeemed               (6)         (41)
                          ---------    ---------
   Total Advisor Shares          (3)         (35)
                          ---------    ---------

Change from share
   transactions               1,070       (3,514)
                          =========    =========

--------------------------
(a)  Unaudited
(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.
(c) Reflects operations for the period from November 29, 2005 (date of commencement of operations) to July 31, 2006.
^    Represents fewer than five hundred dollars/shares.

                        See notes to financial statements

                                 124-125 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED --
FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                          INTERMEDIATE BOND FUND      SHORT TERM BOND FUND
                          -----------------------    -----------------------
                          SIX MONTHS       YEAR      SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED         ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,    JULY 31,
                            2007 (a)     2006 (b)      2007 (a)    2006 (b)
                           ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued           $  29,265    $  56,824    $  52,959    $  33,522
   Dividends reinvested        1,329        3,132          735        1,840
   Shares redeemed           (41,146)    (148,472)     (50,990)    (107,348)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                 (10,552)     (88,516)       2,704      (71,986)
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                 491        1,573          645        1,127
   Dividends reinvested          393          915          201          469
   Shares redeemed            (4,254)      (8,407)      (2,717)      (6,169)
                           ---------    ---------    ---------    ---------
   Total Class A Shares       (3,370)      (5,919)      (1,871)      (4,573)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                  --            4           NA           NA
   Dividends reinvested           45          105           NA           NA
   Shares redeemed              (245)      (1,112)          NA           NA
                           ---------    ---------    ---------    ---------
   Total Class B Shares         (200)      (1,003)          NA           NA
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                  22          151           12           27
   Dividends reinvested           14           31            2            6
   Shares redeemed               (68)        (509)         (41)        (187)
                           ---------    ---------    ---------    ---------
   Total Class C Shares          (32)        (327)         (27)        (154)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  50           13           --            3
   Dividends reinvested            1           --^          --^          --^
Shares redeemed                   --           --           --           --
                           ---------    ---------    ---------    ---------
   Total Advisor Shares           51           13           --^           3
                           ---------    ---------    ---------    ---------

Change from capital
   transactions            $ (14,103)   $ (95,752)   $     806    $  76,710
                           =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
   Shares issued               3,036        5,899        5,683        3,610
   Dividends reinvested          139          326           79          198
   Shares redeemed            (4,272)     (15,417)      (5,488)     (11,533)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                  (1,097)      (9,192)         274       (7,725)
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                  51          163           69          121
   Dividends reinvested           41           95           22           51
   Shares redeemed              (441)        (873)        (294)        (663)
                           ---------    ---------    ---------    ---------
   Total Class A Shares         (349)        (615)        (203)        (491)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                  --           --^          NA           NA
   Dividends reinvested            5           11           NA           NA
   Shares redeemed               (26)        (116)          NA           NA
                           ---------    ---------    ---------    ---------
   Total Class B Shares          (21)        (105)          NA           NA
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                   3           16            1            2
   Dividends reinvested            1            3           --^           1
   Shares redeemed                (7)         (53)          (4)         (20)
                           ---------    ---------    ---------    ---------
   Total Class C Shares           (3)         (34)          (3)         (17)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                   5            1           --           --^
   Dividends reinvested           --^          --^          --^          --^
   Shares redeemed                --           --           --           --
                           ---------    ---------    ---------    ---------
   Total Advisor Shares            5            1           --^          --^
                           ---------    ---------    ---------    ---------

Change from share
   transactions               (1,465)      (9,945)          68       (8,233)
                           =========    =========    =========    =========

                             U.S. GOVERNMENT
                                 BOND FUND             MUNICIPAL BOND FUND
                          -----------------------    ----------------------
                          SIX MONTHS      YEAR       SIX MONTHS      YEAR
                             ENDED        ENDED        ENDED        ENDED
                          JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                            2007 (a)     2006 (b)     2007 (a)      2006
                           ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued           $   2,520    $   4,977    $   4,092    $   5,557
   Dividends reinvested          205          552          461        2,074
   Shares redeemed            (5,744)      (9,175)      (7,117)     (14,847)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                  (3,019)      (3,646)      (2,564)      (7,216)
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                 158          755            8           89
   Dividends reinvested          367          893           26           82
   Shares redeemed            (2,036)      (4,651)         (61)        (323)
                           ---------    ---------    ---------    ---------
   Total Class A Shares       (1,511)      (3,003)         (27)        (152)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                  NA           NA            2           47
   Dividends reinvested           NA           NA           17           80
   Shares redeemed                NA           NA          (37)        (496)
                           ---------    ---------    ---------    ---------
   Total Class B Shares           NA           NA          (18)        (369)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                  16          123           --           25
   Dividends reinvested           14           48            1            6
   Shares redeemed              (376)      (1,202)         (69)        (111)
                           ---------    ---------    ---------    ---------
   Total Class C Shares         (346)      (1,031)         (68)         (80)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  --            3            2           --
   Dividends reinvested           --^          --^           1            8
Shares redeemed                   --           --           (4)        (189)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares           --^           3           (1)        (181)
                           ---------    ---------    ---------    ---------

Change from capital
   transactions            $  (4,876)   $  (7,677)   $  (2,678)   $  (7,998)
                           =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                 252          500          431          578
   Dividends reinvested           20           55           48          218
   Shares redeemed              (571)        (921)        (749)      (1,541)
                           ---------    ---------    ---------    ---------
   Total Institutional
      Shares                    (299)        (366)        (270)        (745)
                           ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                  16           76            1            9
   Dividends reinvested           37           90            3            9
   Shares redeemed              (203)        (469)          (7)         (34)
                           ---------    ---------    ---------    ---------
   Total Class A Shares         (150)        (303)          (3)         (16)
                           ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                  NA           NA           --^           5
   Dividends reinvested           NA           NA            2            8
   Shares redeemed                NA           NA           (4)         (52)
                           ---------    ---------    ---------    ---------
   Total Class B Shares           NA           NA           (2)         (39)
                           ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                   2           13           --            2
   Dividends reinvested            1            5           --^           1
   Shares redeemed               (38)        (122)          (7)         (12)
                           ---------    ---------    ---------    ---------
   Total Class C Shares          (35)        (104)          (7)          (9)
                           ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                  --           --^          --^          --
   Dividends reinvested           --^          --^          --^          --^
   Shares redeemed                --           --           --^         (20)
                           ---------    ---------    ---------    ---------
   Total Advisor Shares           --^          --^          --^         (20)
                           ---------    ---------    ---------    ---------

Change from share
   transactions                 (484)        (773)        (282)        (829)
                           =========    =========    =========    =========

                             INTERMEDIATE MUNICIPAL        OHIO MUNICIPAL
                                   BOND FUND                  BOND FUND
                            -----------------------   -----------------------
                            SIX MONTHS       YEAR     SIX MONTHS       YEAR
                               ENDED         ENDED        ENDED       ENDED
                            JANUARY 31,    JULY 31,    JANUARY 31,   JULY 31,
                              2007 (a)     2006 (b)      2007 (a)    2006 (b)
                             ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued              $  3,548    $   6,499    $   1,850    $   4,240
   Dividends reinvested            535        2,456          111          303
   Shares redeemed             (16,154)     (43,318)      (6,484)     (21,060)
                             ---------    ---------    ---------    ---------
   Total Institutional
      Shares                   (12,071)     (34,363)      (4,523)     (16,517)
                             ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                     5           22          409          360
   Dividends reinvested             36          101          100          248
   Shares redeemed                (289)        (533)      (2,178)      (4,859)
                             ---------    ---------    ---------    ---------
   Total Class A Shares           (248)        (410)      (1,669)      (4,251)
                             ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                    --           --            2           24
   Dividends reinvested              8           29           35           89
   Shares redeemed                 (22)        (545)        (344)        (872)
                             ---------    ---------    ---------    ---------
   Total Class B Shares            (14)        (516)        (307)        (759)
                             ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                    --            1           --^          --^
   Dividends reinvested              1            5           11           39
   Shares redeemed                 (10)         (70)        (229)      (2,586)
                             ---------    ---------    ---------    ---------
   Total Class C Shares             (9)         (64)        (218)      (2,547)
                             ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                    --            3           --            3
   Dividends reinvested             --^          --^          --^          --^
Shares redeemed                     --           --           --           --
                             ---------    ---------    ---------    ---------
   Total Advisor Shares             --            3           --            3
                             ---------    ---------    ---------    ---------

Change from capital
   transactions              $ (12,342)   $ (35,350)   $  (6,717)   $ (24,071)
                             =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                   352          644          183          421
   Dividends reinvested             53          243           11           30
   Shares redeemed              (1,596)      (4,282)        (641)      (2,089)
                             ---------    ---------    ---------    ---------
   Total Institutional
      Shares                    (1,191)      (3,395)        (447)      (1,638)
                             ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                    --^           2           40           35
   Dividends reinvested              4           10           10           25
   Shares redeemed                 (29)         (53)        (215)        (478)
                             ---------    ---------    ---------    ---------
   Total Class A Shares            (25)         (41)        (165)        (418)
                             ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                    --           --^          --^           2
   Dividends reinvested              1            3            4            9
   Shares redeemed                  (2)         (54)         (35)         (88)
                             ---------    ---------    ---------    ---------
   Total Class B Shares             (1)         (51)         (31)         (77)
                             ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                    --           --^          --^          --^
   Dividends reinvested             --^          --^           1            3
   Shares redeemed                  (1)          (6)         (23)        (256)
                             ---------    ---------    ---------    ---------
   Total Class C Shares             (1)          (6)         (22)        (253)
                             ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                    --           --^          --           --^
   Dividends reinvested             --^          --^          --^          --^
   Shares redeemed                  --           --           --           --
                             ---------    ---------    ---------    ---------
   Total Advisor Shares             --^          --^          --^          --^
                             ---------    ---------    ---------    ---------

Change from share
   transactions                 (1,218)      (3,493)        (665)      (2,386)
                             =========    =========    =========    =========

                                 MICHIGAN MUNICIPAL
                                     BOND FUND
                              -----------------------
                              SIX MONTHS      YEAR
                                ENDED        ENDED
                              JANUARY 31,    JULY 31,
                                2007 (a)     2006 (b)
                              ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
   Shares issued              $   1,838    $   3,535
   Dividends reinvested              16           77
   Shares redeemed               (7,463)     (26,140)
                              ---------    ---------
   Total Institutional
      Shares                     (5,609)     (22,528)
                              ---------    ---------

Class A Shares
   Shares issued                      2          777
   Dividends reinvested              46           98
   Shares redeemed                  (66)        (782)
                              ---------    ---------
   Total Class A Shares             (18)          93
                              ---------    ---------

Class B Shares
   Shares issued                      6           --
   Dividends reinvested               3            8
   Shares redeemed                  (25)        (564)
                              ---------    ---------
   Total Class B Shares             (16)        (556)
                              ---------    ---------

Class C Shares
   Shares issued                     --            5
   Dividends reinvested               2            5
   Shares redeemed                  (28)        (257)
                              ---------    ---------
   Total Class C Shares             (26)        (247)
                              ---------    ---------

Advisor Shares
   Shares issued                     --            3
   Dividends reinvested              --^          --^
Shares redeemed                      --           --
                              ---------    ---------
   Total Advisor Shares              --^           3
                              ---------    ---------

Change from capital
   transactions               $  (5,669)   $ (23,235)
                              =========    =========

SHARE TRANSACTIONS:
Institutional Shares
   Shares issued                    184          355
   Dividends reinvested               2            8
   Shares redeemed                 (750)      (2,626)
                              ---------    ---------
   Total Institutional
      Shares                       (564)      (2,263)
                              ---------    ---------

Class A Shares
   Shares issued                     --^          78
   Dividends reinvested               5           10
   Shares redeemed                   (7)         (79)
                              ---------    ---------
   Total Class A Shares              (2)           9
                              ---------    ---------

Class B Shares
   Shares issued                      1           --
   Dividends reinvested              --^           1
   Shares redeemed                   (2)         (57)
                              ---------    ---------
   Total Class B Shares              (1)         (56)
                              ---------    ---------

Class C Shares
   Shares issued                     --           --^
   Dividends reinvested              --^          --^
   Shares redeemed                   (3)         (25)
                              ---------    ---------
   Total Class C Shares              (3)         (25)
                              ---------    ---------

Advisor Shares
   Shares issued                     --           --^
   Dividends reinvested              --^          --^
   Shares redeemed                   --           --
                              ---------    ---------
   Total Advisor Shares              --^          --^
                              ---------    ---------

Change from share
   transactions                    (570)      (2,335)
                              =========    =========

--------------------------
(a)  Unaudited
(b) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.
^    Represents fewer than five hundred dollars/shares.


                       See notes to financial statements

                                 126-127 spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At January 31, 2007, the Trust consisted of thirty-six separate investment portfolios, one of which is not currently offered and not included in these financial statements.

The accompanying financial statements and notes relate only to the following Funds (individually a "Fund" and collectively the "Funds"):

PORTFOLIO NAME
Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Large Cap Core Fund ("Large Cap Core Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value
Fund")
Fifth Third LifeModel Aggressive Fund SM ("LifeModel Aggressive Fund SM") Fifth Third LifeModel Moderately Aggressive Fund SM ("LifeModel Moderately Aggressive Fund SM")
Fifth Third LifeModel Moderate Fund SM ("LifeModel Moderate Fund SM")
Fifth Third LifeModel Moderately Conservative Fund SM ("LifeModel Moderately Conservative Fund SM")
Fifth Third LifeModel Conservative Fund SM ("LifeModel Conservative Fund SM") Fifth Third Strategic Income Fund ("Strategic Income Fund")
Fifth Third Dividend Growth Fund ("Dividend Growth Fund")
Fifth Third Technology Fund ("Technology Fund")
Fifth Third International Equity Fund ("International Equity Fund")
Fifth Third High Yield Bond Fund ("High Yield Bond Fund")
Fifth Third Bond Fund ("Bond Fund")
Fifth Third Intermediate Bond Fund ("Intermediate Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund")
Fifth Third U.S. Government Bond Fund ("U.S. Government Bond Fund")
Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal Bond
Fund")
Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund")

The Short Term Bond Fund and U.S. Government Bond Fund each offer four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Advisor Shares. The Equity Index Fund offers eight classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares, Advisor Shares, Select Shares, Preferred Shares and Trust Shares. The remainder of the Funds each offer five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. Class A Shares and Advisor Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B Shares made within six years of purchase and certain redemptions of Class C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, Select Shares, Preferred Shares

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. Class B Shares of the Intermediate Bond Fund and Intermediate Municipal Bond Fund are closed for purchases to all investors.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as, the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing price on that exchange. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees ("Trustees") or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Fund uses fair value pricing, the value assigned to the International Equity Fund's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses on mortgage-and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

FOREIGN CURRENCY TRANSLATION--The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the settlement of security transactions in foreign currencies. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of the Dividend Growth Fund, the Intermediate Municipal Bond Fund and the Ohio Municipal Bond Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are designated in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund held $777,623 in cash as collateral for its futures contracts which is restricted as to its use by the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (TBA)--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of their total assets pursuant to agreements requiring that the loan be continuously collateralized by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

Pursuant to an exemptive order from the Securities and Exchange Commission, the cash collateral received by the Funds was pooled, which in turn the cash may then be invested in a pool of short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative and distribution fees.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends, if any, from net investment income are declared daily and paid monthly for the Strategic Income Fund. Dividends, if any, from net investment income are declared and paid monthly for the High Yield Bond Fund, Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund. Dividends, if any, from net investment income are declared and paid quarterly for the Mid Cap Growth Fund, Quality Growth Fund, Large Cap Core Fund, Equity Index Fund, Balanced Fund, Micro Cap Value Fund, Multi Cap Value Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM, LifeModel Conservative Fund SM, Dividend Growth Fund and Technology Fund. Dividends, if any, from net investment income are declared and paid annually for the Small Cap Growth Fund, Small Cap Value Fund and International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends to shareholders are recorded on the ex-dividend date.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, amortization and/or accretion of securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

NEW ACCOUNTING PRONOUNCEMENTS--In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than- not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed its analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of January 31, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.70% for the Small Cap Growth Fund, Large Cap Core Fund and High Yield Bond Fund, 0.80% for the Mid Cap Growth Fund, Quality Growth Fund, Balanced Fund, Disciplined Large Cap Value Fund and Dividend Growth Fund, 0.30% for the Equity Index Fund, 1.00% for the Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Technology Fund and International Equity Fund, 0.90% for the Small Cap Value Fund, 0.15% for the LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and LifeModel Conservative Fund SM, 0.60% for the Bond Fund, 0.55% for the Intermediate Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund, 0.50% for the Short Term Bond Fund and 0.45% for the Michigan Municipal Bond Fund.

Morgan Stanley Investment Management Inc. is the International Equity Fund's Sub-Advisor. Fort Washington Investment Advisors, Inc. is the High Yield Bond Fund's Sub-Advisor.The Advisor compensates the Sub-Advisors at rates based on the respective Funds' average daily net assets.

ADMINISTRATIVE FEE-- FTAM serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, FTAM's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, 0.17% of the average daily net assets of the Trust between $2 billion and $15 billion, and 0.15% of more than $15 billion of the average daily net assets of the Trust. In addition, there shall be an annual flat fee for each class in excess of four classes per Fund, and each Fund is subject to an annual minimum fee. Pursuant to a separate agreement with FTAM, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Trust including providing certain administrative personnel and services necessary to operate the Trust, for which it received $854,053 in fees during the six-months ended January 31,

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

2007, computed as a percentage (up to 0.0145%) of the average daily net assets of the Trust subject to certain minimums and reimbursement of certain expenses.

Under a Compliance Services Agreement between the Funds, Fifth Third Bank ("Fifth Third"), and BISYS (the "CCO Agreement"), BISYS makes an employee available to serve as the Funds' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds pay BISYS $200,000 per year subject to adjustment annually by the percentage increase in consumer prices for services as measured by the United States Consumer Price Index. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS.

On November 21, 2006, the Trustees voted to terminate the CCO and the CCO Agreement, with such termination to become effective no later than February 21, 2007. The Trustees also designated a new CCO, with such designation to become effective no later than February 21, 2007.

In its capacity as Advisor and Administrator FTAM has entered into an expense limitation agreement with the Funds. Under the terms of the expense limitation agreement, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and Administrator. If the operating expenses are less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the expense limit. For the period from November 29, 2006 through January 31, 2007 the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):

                           QUALITY                    EQUITY       MULTI CAP
                           GROWTH      LARGE CAP       INDEX         VALUE
                            FUND       CORE FUND       FUND          FUND
------------------------------------------------------------------------------
Institutional Shares        1.07%        0.92%         0.19%         1.19%
Class A Shares              1.32%        1.17%         0.44%         1.44%
Class B Shares              2.07%        1.92%         1.19%         2.19%
Class C Shares              2.07%        1.92%         1.19%         2.19%
Advisor Shares              1.57%        1.42%         0.69%         1.69%
Select Shares                NA           NA           0.27%          NA
Preferred Shares             NA           NA           0.34%          NA
Trust Shares                 NA           NA           0.44%          NA

Amount Subject to
   reimbursement expiring on
   November 28, 2007       $   33       $   37        $  318        $  72

                           DISCIPLINED                  LIFEMODEL
                            LARGE CAP     LIFEMODEL    MODERATELY    LIFEMODEL
                              VALUE      AGGRESSIVE    AGGRESSIVE    MODERATE
                              FUND        FUND SM       FUND SM       FUND SM
------------------------------------------------------------------------------
Institutional Shares          1.01%         0.08%         0.08%        0.08%
Class A Shares                1.26%         0.33%         0.33%        0.33%
Class B Shares                2.01%         1.08%         1.08%        1.08%
Class C Shares                2.01%         1.08%         1.08%        1.08%
Advisor Shares                1.51%         0.58%         0.58%        0.58%
Select Shares                  NA            NA            NA           NA
Preferred Shares               NA            NA            NA           NA
Trust Shares                   NA            NA            NA           NA

Amount Subject to
   reimbursement expiring on
   November 28, 2007          $  69       $ 131         $ 235        $ 328

                              LIFEMODEL
                             MODERATELY     LIFEMODEL   STRATEGIC  INTERNATIONAL
                            CONSERVATIVE  CONSERVATIVE    INCOME       EQUITY
                               FUND SM      FUND SM        FUND         FUND
--------------------------------------------------------------------------------
Institutional Shares            0.08%        0.08%        0.96%        1.35%
Class A Shares                  0.33%        0.33%        1.21%        1.60%
Class B Shares                  1.08%        1.08%        1.96%        2.35%
Class C Shares                  1.08%        1.08%        1.96%        2.35%
Advisor Shares                  0.58%        0.58%        1.46%        1.85%

Amount Subject to
reimbursement expiring on
November 28, 2007              $  81        $  52         $109         $  20

                                           INTERMEDIATE
                              HIGH YIELD     MUNICIPAL     MICHIGAN
                                 BOND           BOND       MUNICIPAL
                                 FUND           FUND         FUND
--------------------------------------------------------------------
Institutional Shares             0.74%          0.67%        0.68%
Class A Shares                   0.99%          0.92%        0.93%
Class B Shares                   1.74%          1.67%        1.68%
Class C Shares                   1.74%          1.67%        1.68%
Advisor Shares                   1.24%          1.17%        1.18%

Amount Subject to
reimbursement expiring on
November 28, 2007                $  47          $  63        $  27

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


For the period from August 1, 2005 for the Dividend Growth Fund, through January 31, 2007, the expense limits currently in place and the cumulative reimbursement that may potentially be made by the Fund is as follows (Amounts in thousands):

                                                  DIVIDEND GROWTH
                                                       FUND
                                                  ---------------
Institutional Shares                                   0.73%
Class A Shares                                         0.98%
Class B Shares                                         1.73%
Class C Shares                                         1.73%
Advisor Shares                                         1.23%


Amount subject to reimbursement
   expiring on November 28, 2008.                   $    544

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor. For the six-months ended January 31, 2007, the Distributor received $891,625 from commissions earned on sales of Class A Shares and Advisor Shares and redemption of Class B Shares and Class C Shares, of which, the Distributor re-allowed $773,145 to affiliated broker-dealers of the Funds.

ADMINISTRATIVE SERVICES FEE--The Trust has approved an Administrative Services Agreement with Fifth Third Funds Distributor, Inc. with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Agreement, the Funds may make payments to the distributor and other financial institutions, which may include affiliates of the advisor, of up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT--BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly owned subsidiary of The BISYS Group, Inc., serves as transfer and dividend disbursing agent. Pursuant to a separate agreement, BISYS Ohio retained the Advisor to perform certain services for the Trust and each investment portfolio of the Trust, for which the Advisor will receive a fee of 0.005% from BISYS Ohio computed as a percentage of the average daily net assets of each Fund. The Advisor received $312,440 in fees for its services during the six-months ended January 31, 2007. Transfer agent fees are computed at 0.0195% of the average daily net assets of each Funds' shares up to $700 million, 0.017% of the average daily net assets of each Funds' shares between $700 million and $1 billion, 0.0155% of the average daily net assets of each Funds' shares between $1 billion and $2 billion and 0.013% of more than $2 billion of the average daily net assets of all Funds with the exception of the Equity Index Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and the LifeModel Conservative Fund SM. For the Equity Index Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and the LifeModel Conservative Fund SM, transfer agent fees are computed at 0.0185% of the average daily net assets of each Funds' shares up to $700 million, 0.017% of the average daily net assets of each Funds' shares between $700 million and $1 billion, 0.0155% of the average daily net

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

assets of each Funds' shares between $1 billion and $2 billion and 0.0125% of more than $2 billion of the average daily net assets of each Funds' shares. In addition, there is an annual flat fee for each additional class of shares per Fund.

ACCOUNTING AND CUSTODY FEES-- FTAM maintains the Funds' accounting records and Fifth Third is the Funds' custodian for which it receives a fee based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares. In addition, there shall be an annual flat fee for each additional class of shares per Fund and each Fund is subject to an annual minimum fee. Pursuant to a separate agreement with FTAM, BISYS Ohio performs sub-accounting services on behalf of the Trust, for which it received $1,465,260 in fees from Fifth Third during the six-months ended January 31, 2007, computed as a percentage (up to 0.015%) of the average daily net assets of each Fund plus annual flat fees for each additional classes of shares per Fund and reimbursement of certain fees and other miscellaneous expenses. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of each Funds' shares between $25 million and $100 million, 0.005% of the average daily net assets of each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(4) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the six-months ended January 31, 2007, were as follows (Amounts in thousands):

                                                         PURCHASES         SALES
                                                         ---------      --------
Small Cap Growth Fund                                     $ 71,529      $ 78,302
Mid Cap Growth Fund                                        134,850       152,894
Quality Growth Fund                                        495,902       670,478
Large Cap Core Fund                                        112,709        96,277
Equity Index Fund                                            8,838        29,973
Balanced Fund                                               29,038        45,237
Micro Cap Value Fund                                        37,611        64,409
Small Cap Value Fund                                        36,288        41,299
Multi Cap Value Fund                                        52,420        51,883
Disciplined Large Cap Value Fund                           143,940       165,858
LifeModel Aggressive Fund SM                                17,875         5,791
LifeModel Moderately Aggressive Fund SM                     42,240        36,137
LifeModel Moderate Fund SM                                  55,111        66,181
LifeModel Moderately Conservative Fund SM                   17,725        18,151
LifeModel Conservative Fund SM                               8,216         9,759
Strategic Income Fund                                       14,266        11,975
Dividend Growth Fund                                        10,785         9,596
Technology Fund                                            149,077       153,072
International Equity Fund                                   84,452        33,674
High Yield Bond Fund                                        17,365        16,890
Bond Fund                                                  123,112       109,100
Intermediate Bond Fund                                     550,004       563,672
Short Term Bond Fund                                       100,052        98,590
U.S. Government Bond Fund                                    7,342        10,266
Municipal Bond Fund                                          3,305         9,089
Intermediate Municipal Bond Fund                            22,143        41,454
Ohio Municipal Bond Fund                                     7,596        14,713
Michigan Municipal Bond Fund                                 8,733        13,253

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

Purchase and sales of long-term U.S. Government Securities for the six-months ended January 31, 2007, were as follows (Amounts in thousands):
                                                         PURCHASES         SALES
                                                         ---------      --------
Balanced Fund                                              $   936       $ 3,171
Strategic Income Fund                                           --           555
Bond Fund                                                   18,125         9,502
Intermediate Bond Fund                                      29,117        29,204
Short Term Bond Fund                                        41,340        52,739
U.S. Government Bond Fund                                    5,009         3,200


(6) FEDERAL TAX INFORMATION

As of July 31, 2006, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the treasury regulations (Amounts in thousands):

                                                   EXPIRATION YEAR
                           -------------------------------------------------------------
                           2007    2008   2009     2010     2011    2012    2013    2014    TOTAL
                           ----    ----   ----     ----     ----    ----    ----    ----    -----
Quality Growth Fund          --      --     --       --  $11,050      --      --      --  $11,050
Large Cap Core Fund          --      --     --       --       --    $793      --      --      793
Equity Index Fund            --      --     --       --   36,946     606      --      --   37,552
Balanced Fund                --      --     --       --   44,117      --      --      --   44,117
Dividend Growth Fund         --      --     --  $11,928    3,024      39      --      --   14,991
Technology Fund              --      --     --   12,493   32,941      --      --      --   45,434
Bond Fund                    --      --     --       --       --      --      --  $  399      399
Intermediate Bond Fund       --  $3,390   $970      313       --   2,968  $3,492   6,550   17,683
Short Term Bond Fund       $220   1,126     --       --       --     733   6,363   9,779   18,221
U.S. Government Bond Fund    --      --     --       --       --      --      --     156      156
Intermediate Municipal
Bond Fund                    --      --     --       --       --      --      --      29       29
Ohio Municipal Bond Fund     --      --     --       --       --      --      --     123      123
Michigan Municipal
Bond Fund                    --      --     --       --       --      --      --      52       52

As of July 31, 2006, the following Funds have additional capital loss carryforwards and built in losses, subject to certain limitations on availability, to offset future capital gains, if any, as the successor of a merger (Amounts in thousands):


                                           EXPIRATION YEAR
                              ------------------------------------------
                                2008       2009       2010       2011      TOTAL
                                ----       ----       ----       ----      -----
Large Cap Core Fund           $9,866    $21,741         --         --    $31,607
International Equity Fund      1,846        868    $17,397     $5,305     25,416
Intermediate Bond Fund        10,029         --         --         --     10,029

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2006, the fund deferred to August 1, 2006 post October capital losses, post October currency losses and post October passive foreign investment company losses of (Amounts in thousands):


                                               CAPITAL
                                               LOSSES
                                               -------
Technology Fund                                  $310
Bond Fund                                       3,390
Intermediate Bond Fund                         11,121
Short Term Bond Fund                            3,548
U.S. Government Bond Fund                         237
Intermediate Municipal Bond Fund                   23
Michigan Municipal Bond Fund                      249

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

(7) CONCENTRATION OF CREDIT RISK

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of its assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at January 31, 2007. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $17.86        (0.04)          (3.56)       (3.60)
Year ended 7/31/03          $13.70        (0.03)           2.23         2.20
Year ended 7/31/04          $15.90        (0.12)(3)        1.43         1.31
Year ended 7/31/05          $15.48        (0.10)(3)        3.07         2.97
Year ended 7/31/06          $15.58        (0.11)(3)        0.50         0.39
Six months ended 1/31/07+   $14.10        (0.04)           1.67         1.63
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
CLASS A SHARES
Year ended 7/31/02          $17.71        (0.07)          (3.56)       (3.63)
Year ended 7/31/03          $13.52        (0.06)           2.19         2.13
Year ended 7/31/04          $15.65        (0.17)(3)        1.43         1.26
Year ended 7/31/05          $15.18        (0.14)(3)        3.00         2.86
Year ended 7/31/06          $15.17        (0.14)(3)        0.49         0.35
Six months ended 1/31/07+   $13.65        (0.05)           1.61         1.56
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
CLASS B SHARES
10/29/01(d) to 7/31/02      $16.54        (0.05)          (2.34)       (2.39)
Year ended 7/31/03          $13.59        (0.14)           2.16         2.02
Year ended 7/31/04          $15.61        (0.29)(3)        1.43         1.14
Year ended 7/31/05          $15.02        (0.24)(3)        2.94         2.70
Year ended 7/31/06          $14.85        (0.25)(3)        0.48         0.23
Six months ended 1/31/07+   $13.21        (0.10)           1.56         1.46
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
CLASS C SHARES
10/29/01(d) to 7/31/02      $16.54        (0.11)          (2.28)       (2.39)
Year ended 7/31/03          $13.59        (0.14)           2.17         2.03
Year ended 7/31/04          $15.62        (0.29)(3)        1.43         1.14
Year ended 7/31/05          $15.03        (0.24)(3)        2.94         2.70
Year ended 7/31/06          $14.86        (0.25)(3)        0.49         0.24
Six months ended 1/31/07+   $13.23        (0.09)           1.55         1.46
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02      $16.54        (0.03)          (2.31)       (2.34)
Year ended 7/31/03          $13.64        (0.06)           2.17         2.11
Year ended 7/31/04          $15.75        (0.21)(3)        1.44         1.23
Year ended 7/31/05          $15.25        (0.17)(3)        3.00         2.83
Year ended 7/31/06          $15.21        (0.18)(3)        0.49         0.31
Six months ended 1/31/07+   $13.65        (0.06)           1.61         1.55
--------------------------------------------------------------------------------
                             LESS DIVIDENDS AND
                             DISTRIBUTIONS FROM
                           ----------------------
                                                                       NET         TOTAL
                                                          TOTAL       ASSET        RETURN
                              NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                           INVESTMENT     REALIZED         AND        END OF        SALES
                             INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
----------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
INSTITUTIONAL SHARES
Year ended 7/31/02            --           (0.56)        (0.56)       $13.70       (20.80%)
Year ended 7/31/03            --              --            --        $15.90        16.06%
Year ended 7/31/04            --           (1.73)        (1.73)       $15.48         7.31%
Year ended 7/31/05            --           (2.87)        (2.87)       $15.58        20.81%
Year ended 7/31/06            --           (1.87)        (1.87)       $14.10         2.71%
Six months ended 1/31/07+     --           (3.24)        (3.24)       $12.49        12.10%*
----------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
CLASS A SHARES
Year ended 7/31/02            --           (0.56)        (0.56)       $13.52       (21.15%)
Year ended 7/31/03            --              --            --        $15.65        15.75%
Year ended 7/31/04            --           (1.73)        (1.73)       $15.18         7.16%
Year ended 7/31/05            --           (2.87)        (2.87)       $15.17        20.45%
Year ended 7/31/06            --           (1.87)        (1.87)       $13.65         2.50%
Six months ended 1/31/07+     --           (3.24)        (3.24)       $11.97        11.97%*
----------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
CLASS B SHARES
10/29/01(d) to 7/31/02        --           (0.56)        (0.56)       $13.59       (13.01%)*
Year ended 7/31/03            --              --            --        $15.61        14.86%
Year ended 7/31/04            --           (1.73)        (1.73)       $15.02         6.30%
Year ended 7/31/05            --           (2.87)        (2.87)       $14.85        19.51%
Year ended 7/31/06            --           (1.87)        (1.87)       $13.21         1.69%
Six months ended 1/31/07+     --           (3.24)        (3.24)       $11.43        11.60%*
----------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
CLASS C SHARES
10/29/01(d) to 7/31/02        --           (0.56)        (0.56)       $13.59       (13.01%)*
Year ended 7/31/03            --              --            --        $15.62        14.94%
Year ended 7/31/04            --           (1.73)        (1.73)       $15.03         6.29%
Year ended 7/31/05            --           (2.87)        (2.87)       $14.86        19.57%
Year ended 7/31/06            --           (1.87)        (1.87)       $13.23         1.75%
Six months ended 1/31/07+     --           (3.24)        (3.24)       $11.45        11.58%*
----------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02        --           (0.56)        (0.56)       $13.64       (12.69%)*
Year ended 7/31/03            --              --            --        $15.75        15.47%
Year ended 7/31/04            --           (1.73)        (1.73)       $15.25         6.84%
Year ended 7/31/05            --           (2.87)        (2.87)       $15.21        20.13%
Year ended 7/31/06            --           (1.87)        (1.87)       $13.65         2.20%
Six months ended 1/31/07+     --           (3.24)        (3.24)       $11.96        11.90%*
----------------------------------------------------------------------------------------------
                                                  RATIOS/SUPPLEMENTAL DATA
                               ----------------------------------------------------------------
                                           RATIOS OF                    RATIOS OF
                                 NET       EXPENSES     RATIOS OF NET    EXPENSES
                                ASSETS,       TO         INVESTMENT         TO
                                END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                PERIOD        NET        TO AVERAGE         NET       TURNOVER
                                (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
INSTITUTIONAL SHARES
Year ended 7/31/02             $ 485,623     0.93%         (0.21%)         0.96%         25%
Year ended 7/31/03             $ 391,934     0.93%         (0.16%)         0.98%         63%
Year ended 7/31/04             $ 223,439     1.00%         (0.72%)         1.00%         95%
Year ended 7/31/05             $ 213,892     1.01%         (0.68%)         1.01%         65%
Year ended 7/31/06             $ 126,809     1.02%         (0.75%)         1.03%         67%
Six months ended 1/31/07+      $ 129,964     1.01%**       (0.53%)**       1.05%**       48%
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
CLASS A SHARES
Year ended 7/31/02             $  16,468     1.18%         (0.46%)         1.21%         25%
Year ended 7/31/03             $  16,471     1.19%         (0.42%)         1.23%         63%
Year ended 7/31/04             $  25,921     1.25%         (0.99%)         1.25%         95%
Year ended 7/31/05             $  22,714     1.26%         (0.93%)         1.26%         65%
Year ended 7/31/06             $  17,783     1.27%         (0.99%)         1.28%         67%
Six months ended 1/31/07+      $  17,200     1.26%**       (0.78%)**       1.30%**       48%
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
CLASS B SHARES
10/29/01(d) to 7/31/02         $     872     1.93%**       (1.25%)**       1.98%**       25%
Year ended 7/31/03             $   1,407     1.94%         (1.17%)         1.98%         63%
Year ended 7/31/04             $   1,784     2.00%         (1.74%)         2.00%         95%
Year ended 7/31/05             $   1,805     2.01%         (1.68%)         2.01%         65%
Year ended 7/31/06             $   1,414     2.02%         (1.74%)         2.03%         67%
Six months ended 1/31/07+      $   1,397     2.01%**       (1.53%)**       2.06%**       48%
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
CLASS C SHARES
10/29/01(d) to 7/31/02         $     346     1.93%**       (1.26%)**       1.97%**       25%
Year ended 7/31/03             $     436     1.93%         (1.16%)         1.98%         63%
Year ended 7/31/04             $     810     2.00%         (1.74%)         2.00%         95%
Year ended 7/31/05             $     618     2.01%         (1.68%)         2.01%         65%
Year ended 7/31/06             $     384     2.02%         (1.75%)         2.03%         67%
Six months ended 1/31/07+      $     406     2.01%**       (1.53%)**       2.05%**       48%
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02         $     220     1.43%**       (0.74%)**       1.48%**       25%
Year ended 7/31/03             $     469     1.44%         (0.66%)         1.48%         63%
Year ended 7/31/04             $   1,173     1.51%         (1.26%)         1.51%         95%
Year ended 7/31/05             $   1,195     1.51%         (1.18%)         1.51%         65%
Year ended 7/31/06             $     671     1.52%         (1.25%)         1.53%         67%
Six months ended 1/31/07+      $     437     1.51%**       (1.02%)**       1.56%**       48%
-----------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.

                                 138-139 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
--------------------------------------------------------------------------------
MID CAP GROWTH FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $15.10        (0.06)         (4.33)       (4.39)
Year ended 7/31/03          $10.24        (0.07)(3)       1.85         1.78
Year ended 7/31/04          $12.02        (0.09)          1.03         0.94
Year ended 7/31/05          $12.96           -- ^         3.07         3.07
Year ended 7/31/06          $16.03        (0.04)(3)       0.77         0.73
Six months ended 1/31/07+   $16.55        (0.03)          2.10         2.07
--------------------------------------------------------------------------------
MID CAP GROWTH FUND
CLASS A SHARES
Year ended 7/31/02          $14.94        (0.09)         (4.27)       (4.36)
Year ended 7/31/03          $10.11        (0.09)(3)       1.80         1.71
Year ended 7/31/04          $11.82        (0.12)          1.02         0.90
Year ended 7/31/05          $12.72        (0.05)          3.02         2.97
Year ended 7/31/06          $15.69        (0.08)(3)       0.76         0.68
Six months ended 1/31/07+   $16.17        (0.05)          2.05         2.00
--------------------------------------------------------------------------------
MID CAP GROWTH FUND
CLASS B SHARES
Year ended 7/31/02          $14.86        (0.14)         (4.27)       (4.41)
Year ended 7/31/03          $ 9.98        (0.17)(3)       1.78         1.61
Year ended 7/31/04          $11.59        (0.21)          1.00         0.79
Year ended 7/31/05          $12.38        (0.15)          2.93         2.78
Year ended 7/31/06          $15.16        (0.20)(3)       0.73         0.53
Six months ended 1/31/07+   $15.50        (0.10)          1.96         1.86
--------------------------------------------------------------------------------
MID CAP GROWTH FUND
CLASS C SHARES
Year ended 7/31/02          $14.36        (0.18)         (4.08)       (4.26)
Year ended 7/31/03          $ 9.63        (0.16)(3)       1.70         1.54
Year ended 7/31/04          $11.17        (0.21)          0.98         0.77
Year ended 7/31/05          $11.94        (0.16)          2.83         2.67
Year ended 7/31/06          $14.61        (0.19)(3)       0.71         0.52
Six months ended 1/31/07+   $14.94        (0.10)          1.88         1.78
--------------------------------------------------------------------------------
MID CAP GROWTH
FUND ADVISOR SHARES
10/29/01(d) to 7/31/02      $13.47        (0.04)         (2.87)       (2.91)
Year ended 7/31/03          $10.09        (0.12)(3)       1.81         1.69
Year ended 7/31/04          $11.78        (0.12)          0.99         0.87
Year ended 7/31/05          $12.65        (0.07)          2.98         2.91
Year ended 7/31/06          $15.56        (0.12)(3)       0.75         0.63
Six months ended 1/31/07+   $16.00        (0.07)          2.02         1.95
--------------------------------------------------------------------------------
                             LESS DIVIDENDS AND
                             DISTRIBUTIONS FROM
                           ----------------------
                                                                       NET         TOTAL
                                                          TOTAL       ASSET        RETURN
                              NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                           INVESTMENT     REALIZED         AND        END OF        SALES
                             INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
---------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
INSTITUTIONAL SHARES
Year ended 7/31/02             --          (0.47)        (0.47)       $10.24       (30.02%)
Year ended 7/31/03             --             --             --       $12.02        17.38%
Year ended 7/31/04             --             --             --       $12.96         7.82%
Year ended 7/31/05             --             --             --       $16.03        23.69%
Year ended 7/31/06          (0.02)         (0.19)        (0.21)       $16.55         4.56%
Six months ended 1/31/07+      --          (3.50)        (3.50)       $15.12        12.98%*
---------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
CLASS A SHARES
Year ended 7/31/02             --          (0.47)        (0.47)       $10.11       (30.21%)
Year ended 7/31/03             --             --             --       $11.82        17.03%
Year ended 7/31/04             --             --             --       $12.72         7.61%
Year ended 7/31/05             --             --             --       $15.69        23.35%
Year ended 7/31/06          (0.01)         (0.19)        (0.20)       $16.17         4.34%
Six months ended 1/31/07+      --          (3.50)        (3.50)       $14.67        12.85%*
---------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
CLASS B SHARES
Year ended 7/31/02             --          (0.47)        (0.47)       $ 9.98       (30.65%)
Year ended 7/31/03             --             --             --       $11.59        16.13%
Year ended 7/31/04             --             --             --       $12.38         6.82%
Year ended 7/31/05             --             --             --       $15.16        22.46%
Year ended 7/31/06             --          (0.19)        (0.19)       $15.50         3.51%
Six months ended 1/31/07+      --          (3.50)        (3.50)       $13.86        12.49%*
---------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
CLASS C SHARES
Year ended 7/31/02             --          (0.47)        (0.47)       $ 9.63       (30.67%)
Year ended 7/31/03             --             --             --       $11.17        15.99%
Year ended 7/31/04             --             --             --       $11.94         6.89%
Year ended 7/31/05             --             --             --       $14.61        22.36%
Year ended 7/31/06             --          (0.19)        (0.19)       $14.94         3.57%
Six months ended 1/31/07+      --          (3.50)        (3.50)       $13.22        12.41%*
---------------------------------------------------------------------------------------------
MID CAP GROWTH
FUND ADVISOR SHARES
10/29/01(d) to 7/31/02         --          (0.47)        (0.47)       $10.09       (19.75%)*
Year ended 7/31/03             --             --             --       $11.78        16.75%
Year ended 7/31/04             --             --             --       $12.65         7.39%
Year ended 7/31/05             --             --             --       $15.56        23.00%
Year ended 7/31/06             --          (0.19)        (0.19)       $16.00         4.07%
Six months ended 1/31/07+      --          (3.50)        (3.50)       $14.45        12.67%*
---------------------------------------------------------------------------------------------
                                               RATIOS/SUPPLEMENTAL DATA
                            ----------------------------------------------------------------
                                        RATIOS OF                    RATIOS OF
                              NET       EXPENSES     RATIOS OF NET    EXPENSES
                             ASSETS,       TO         INVESTMENT         TO
                             END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                             PERIOD        NET        TO AVERAGE         NET       TURNOVER
                             (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
--------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $ 207,807     1.12%         (0.49%)         1.14%         27%
Year ended 7/31/03          $ 335,285     1.10%         (0.65%)         1.10%         25%
Year ended 7/31/04          $ 335,815     1.09%         (0.68%)         1.09%         83%
Year ended 7/31/05          $ 392,929     1.09%         (0.03%)         1.09%         54%
Year ended 7/31/06          $ 318,133     1.08%         (0.24%)         1.08%         69%
Six months ended 1/31/07+   $ 337,042     1.09%**       (0.42%)**       1.09%**       37%
--------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
CLASS A SHARES
Year ended 7/31/02          $  30,165     1.36%         (0.74%)         1.39%         27%
Year ended 7/31/03          $  35,504     1.35%         (0.89%)         1.35%         25%
Year ended 7/31/04          $  49,586     1.34%         (0.93%)         1.34%         83%
Year ended 7/31/05          $  41,921     1.34%         (0.29%)         1.34%         54%
Year ended 7/31/06          $  34,437     1.33%         (0.49%)         1.33%         69%
Six months ended 1/31/07+   $  32,213     1.34%**       (0.67%)**       1.34%**       37%
--------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
CLASS B SHARES
Year ended 7/31/02          $   5,008     2.12%         (1.51%)         2.15%         27%
Year ended 7/31/03          $   5,846     2.10%         (1.64%)         2.10%         25%
Year ended 7/31/04          $   6,730     2.09%         (1.68%)         2.09%         83%
Year ended 7/31/05          $   6,874     2.09%         (1.03%)         2.09%         54%
Year ended 7/31/06          $   6,507     2.08%         (1.24%)         2.08%         69%
Six months ended 1/31/07+   $   6,226     2.09%**       (1.42%)**       2.09%**       37%
--------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
CLASS C SHARES
Year ended 7/31/02          $   1,061     2.12%         (1.49%)         2.14%         27%
Year ended 7/31/03          $   1,525     2.10%         (1.64%)         2.10%         25%
Year ended 7/31/04          $   1,700     2.09%         (1.68%)         2.09%         83%
Year ended 7/31/05          $   1,600     2.09%         (1.03%)         2.09%         54%
Year ended 7/31/06          $   1,122     2.08%         (1.22%)         2.08%         69%
Six months ended 1/31/07+   $   1,045     2.09%**       (1.42%)**       2.09%**       37%
--------------------------------------------------------------------------------------------
MID CAP GROWTH
FUND ADVISOR SHARES
10/29/01(d) to 7/31/02      $     145     1.68%**       (1.06%)**       1.71%**       27%
Year ended 7/31/03          $     240     1.60%         (1.14%)         1.60%         25%
Year ended 7/31/04          $     962     1.59%         (1.17%)         1.59%         83%
Year ended 7/31/05          $   1,218     1.59%         (0.52%)         1.59%         54%
Year ended 7/31/06          $     813     1.58%         (0.72%)         1.58%         69%
Six months ended 1/31/07+   $     756     1.59%**       (0.93%)**       1.59%**       37%
--------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.

                                 140-141 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
--------------------------------------------------------------------------------
QUALITY GROWTH FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $18.48        (0.04)          (4.94)       (4.98)
Year ended 7/31/03          $12.91         0.01            1.31         1.32
Year ended 7/31/04          $14.23        (0.04)           0.42         0.38
Year ended 7/31/05          $14.61         0.03            1.74         1.77
Year ended 7/31/06          $16.34        (0.03)(3)       (0.64)       (0.67)
Six months ended 1/31/07+   $15.67         0.08            1.90         1.98
--------------------------------------------------------------------------------
QUALITY GROWTH FUND
CLASS A SHARES
Year ended 7/31/02          $18.33        (0.08)          (4.89)       (4.97)
Year ended 7/31/03          $12.77        (0.02)           1.29         1.27
Year ended 7/31/04          $14.04        (0.08)           0.42         0.34
Year ended 7/31/05          $14.38        (0.02)           1.72         1.70
Year ended 7/31/06          $16.05        (0.07)(3)       (0.62)       (0.69)
Six months ended 1/31/07+   $15.36         0.06            1.85         1.91
--------------------------------------------------------------------------------
QUALITY GROWTH FUND
CLASS B SHARES
Year ended 7/31/02          $18.23        (0.16)          (4.88)       (5.04)
Year ended 7/31/03          $12.60        (0.12)           1.27         1.15
Year ended 7/31/04          $13.75        (0.19)           0.43         0.24
Year ended 7/31/05          $13.99        (0.14)           1.67         1.53
Year ended 7/31/06          $15.52        (0.18)(3)       (0.60)       (0.78)
Six months ended 1/31/07+   $14.74        (0.01)           1.78         1.77
--------------------------------------------------------------------------------
QUALITY GROWTH FUND
CLASS C SHARES
Year ended 7/31/02          $17.78        (0.20)          (4.71)       (4.91)
Year ended 7/31/03          $12.28        (0.11)           1.23         1.12
Year ended 7/31/04          $13.40        (0.20)           0.43         0.23
Year ended 7/31/05          $13.63        (0.15)           1.64         1.49
Year ended 7/31/06          $15.12        (0.18)(3)       (0.58)       (0.76)
Six months ended 1/31/07+   $14.36        (0.01)           1.74         1.73
--------------------------------------------------------------------------------
QUALITY GROWTH FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02      $16.79        (0.03)          (3.42)       (3.45)
Year ended 7/31/03          $12.75        (0.03)           1.26         1.23
Year ended 7/31/04          $13.98        (0.09)           0.40         0.31
Year ended 7/31/05          $14.29        (0.06)           1.71         1.65
Year ended 7/31/06          $15.92        (0.11)(3)       (0.62)       (0.73)
Six months ended 1/31/07+   $15.19         0.04            1.83         1.87
--------------------------------------------------------------------------------
                              LESS DIVIDENDS AND
                              DISTRIBUTIONS FROM
                            ----------------------

                                                                        NET         TOTAL
                                                           TOTAL       ASSET        RETURN
                               NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                            INVESTMENT     REALIZED         AND        END OF        SALES
                              INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
---------------------------------------------------------------------------------------------
QUALITY GROWTH FUND
INSTITUTIONAL SHARES
Year ended 7/31/02               --         (0.59)        (0.59)       $12.91       (27.90%)
Year ended 7/31/03               --^           --            --^       $14.23        10.23%
Year ended 7/31/04               --            --            --        $14.61         2.67%
Year ended 7/31/05            (0.04)           --         (0.04)       $16.34        12.13%
Year ended 7/31/06               --            --            --        $15.67        (4.10%)
Six months ended 1/31/07+     (0.03)        (0.25)        (0.28)       $17.37        12.68%*
---------------------------------------------------------------------------------------------
QUALITY GROWTH FUND
CLASS A SHARES
Year ended 7/31/02               --         (0.59)        (0.59)       $12.77       (28.08%)
Year ended 7/31/03               --            --            --        $14.04         9.95%
Year ended 7/31/04               --            --            --        $14.38         2.42%
Year ended 7/31/05            (0.03)           --         (0.03)       $16.05        11.83%
Year ended 7/31/06               --            --            --        $15.36        (4.30%)
Six months ended 1/31/07+     (0.02)        (0.25)        (0.27)       $17.00        12.48%*
---------------------------------------------------------------------------------------------
QUALITY GROWTH FUND
CLASS B SHARES
Year ended 7/31/02               --         (0.59)        (0.59)       $12.60       (28.63%)
Year ended 7/31/03               --            --            --        $13.75         9.13%
Year ended 7/31/04               --            --            --        $13.99         1.75%
Year ended 7/31/05               --^           --            --^       $15.52        10.95%
Year ended 7/31/06               --            --            --        $14.74        (5.03%)
Six months ended 1/31/07+        --         (0.25)        (0.25)       $16.26        12.04%*
---------------------------------------------------------------------------------------------
QUALITY GROWTH FUND
CLASS C SHARES
Year ended 7/31/02               --         (0.59)        (0.59)       $12.28       (28.62%)
Year ended 7/31/03               --            --            --        $13.40         9.12%
Year ended 7/31/04               --            --            --        $13.63         1.72%
Year ended 7/31/05               --^           --            --^       $15.12        10.95%
Year ended 7/31/06               --            --            --        $14.36        (5.03%)
Six months ended 1/31/07+        --         (0.25)        (0.25)       $15.84        12.08%*
---------------------------------------------------------------------------------------------
QUALITY GROWTH FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02           --         (0.59)        (0.59)       $12.75       (19.05%)*
Year ended 7/31/03               --            --            --        $13.98         9.65%
Year ended 7/31/04               --            --            --        $14.29         2.22%
Year ended 7/31/05            (0.02)           --         (0.02)       $15.92        11.57%
Year ended 7/31/06               --            --            --        $15.19        (4.59%)
Six months ended 1/31/07+     (0.01)        (0.25)        (0.26)       $16.80        12.35%*
---------------------------------------------------------------------------------------------
                                               RATIOS/SUPPLEMENTAL DATA
                            ----------------------------------------------------------------
                                        RATIOS OF                    RATIOS OF
                              NET       EXPENSES     RATIOS OF NET    EXPENSES
                             ASSETS,       TO         INVESTMENT         TO
                             END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                             PERIOD        NET        TO AVERAGE         NET       TURNOVER
                             (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
--------------------------------------------------------------------------------------------
QUALITY GROWTH FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $ 566,235     1.09%         (0.24%)         1.09%          20%
Year ended 7/31/03          $ 795,988     1.08%          0.05%          1.08%          19%
Year ended 7/31/04          $ 882,256     1.07%         (0.24%)         1.07%          35%
Year ended 7/31/05          $ 707,766     1.08%          0.16%          1.08%          71%
Year ended 7/31/06          $ 616,737     1.08%         (0.18%)         1.08%         108%
Six months ended 1/31/07+   $ 588,105     1.08%**        0.91%**        1.09%**        68%
--------------------------------------------------------------------------------------------
QUALITY GROWTH FUND
CLASS A SHARES
Year ended 7/31/02          $ 221,972     1.34%         (0.49%)         1.34%          20%
Year ended 7/31/03          $ 211,221     1.33%         (0.19%)         1.33%          19%
Year ended 7/31/04          $ 220,904     1.32%         (0.49%)         1.32%          35%
Year ended 7/31/05          $ 165,836     1.33%         (0.08%)         1.33%          71%
Year ended 7/31/06          $ 114,828     1.33%         (0.42%)         1.33%         108%
Six months ended 1/31/07+   $ 104,973     1.33%**        0.65%**        1.34%**        68%
--------------------------------------------------------------------------------------------
QUALITY GROWTH FUND
CLASS B SHARES
Year ended 7/31/02          $  19,678     2.10%         (1.25%)         2.10%          20%
Year ended 7/31/03          $  20,700     2.08%         (0.94%)         2.08%          19%
Year ended 7/31/04          $  20,947     2.07%         (1.24%)         2.07%          35%
Year ended 7/31/05          $  17,791     2.08%         (0.85%)         2.08%          71%
Year ended 7/31/06          $  13,259     2.08%         (1.18%)         2.08%         108%
Six months ended 1/31/07+   $  12,362     2.08%**       (0.10%)**       2.10%**        68%
--------------------------------------------------------------------------------------------
QUALITY GROWTH FUND
CLASS C SHARES
Year ended 7/31/02          $   8,044     2.09%         (1.24%)         2.09%          20%
Year ended 7/31/03          $   8,380     2.08%         (0.94%)         2.08%          19%
Year ended 7/31/04          $   7,536     2.07%         (1.24%)         2.07%          35%
Year ended 7/31/05          $   5,238     2.08%         (0.83%)         2.08%          71%
Year ended 7/31/06          $   3,199     2.08%         (1.17%)         2.08%         108%
Six months ended 1/31/07+   $   2,634     2.08%**       (0.08%)**       2.10%**        68%
--------------------------------------------------------------------------------------------
QUALITY GROWTH FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02      $     366     1.69%**       (0.80%)**       1.69%**        20%
Year ended 7/31/03          $   1,205     1.58%         (0.48%)         1.58%          19%
Year ended 7/31/04          $   3,127     1.57%         (0.75%)         1.57%          35%
Year ended 7/31/05          $   3,257     1.58%         (0.38%)         1.58%          71%
Year ended 7/31/06          $   1,877     1.58%         (0.67%)         1.58%         108%
Six months ended 1/31/07+   $   2,159     1.58%**        0.45%**        1.59%**        68%
--------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 142-143 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
--------------------------------------------------------------------------------
LARGE CAP CORE FUND
INSTITUTIONAL SHARES
Year ended 7/31/02           $15.17        0.08           (3.66)       (3.58)
Year ended 7/31/03           $11.20        0.12            0.63         0.75
Year ended 7/31/04           $11.84        0.12            1.36         1.48
Year ended 7/31/05           $13.20        0.18            1.76         1.94
Year ended 7/31/06           $14.61        0.17            0.72         0.89
Six months ended 1/31/07+    $15.16        0.07            2.05         2.12
--------------------------------------------------------------------------------
LARGE CAP CORE FUND
CLASS A SHARES
Year ended 7/31/02           $15.02        0.05           (3.62)       (3.57)
Year ended 7/31/03           $11.07        0.08            0.64         0.72
Year ended 7/31/04           $11.70        0.07            1.36         1.43
Year ended 7/31/05           $13.04        0.14            1.73         1.87
Year ended 7/31/06           $14.42        0.13            0.71         0.84
Six months ended 1/31/07+    $14.96        0.06            2.02         2.08
--------------------------------------------------------------------------------
LARGE CAP CORE FUND
CLASS B SHARES
10/29/01(d) to 7/31/02       $13.86        0.02           (2.41)       (2.39)
Year ended 7/31/03           $11.12          --^           0.65         0.65
Year ended 7/31/04           $11.75       (0.02)           1.36         1.34
Year ended 7/31/05           $13.08        0.04            1.74         1.78
Year ended 7/31/06           $14.46        0.01            0.72         0.73
Six months ended 1/31/07+    $14.98          --^           2.02         2.02
--------------------------------------------------------------------------------
LARGE CAP CORE FUND
CLASS C SHARES
10/29/01(d) to 7/31/02       $13.86        0.03           (2.40)       (2.37)
Year ended 7/31/03           $11.15        0.01            0.63         0.64
Year ended 7/31/04           $11.76       (0.01)           1.35         1.34
Year ended 7/31/05           $13.08        0.03            1.74         1.77
Year ended 7/31/06           $14.46        0.01            0.72         0.73
Six months ended 1/31/07+    $14.98          --^           2.02         2.02
--------------------------------------------------------------------------------
LARGE CAP CORE FUND
ADVISOR SHARES
Year ended 7/31/06 (h)       $14.61        0.09            0.73         0.82
Six months ended 1/31/07+    $15.16        0.04            2.04         2.08
--------------------------------------------------------------------------------
                              LESS DIVIDENDS AND
                              DISTRIBUTIONS FROM
                            ----------------------
                                                                        NET         TOTAL
                                                           TOTAL       ASSET        RETURN
                               NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                            INVESTMENT     REALIZED         AND        END OF        SALES
                              INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
---------------------------------------------------------------------------------------------
LARGE CAP CORE FUND
INSTITUTIONAL SHARES
Year ended 7/31/02            (0.08)       (0.31)         (0.39)       $11.20       (24.07%)
Year ended 7/31/03            (0.11)          --          (0.11)       $11.84         6.79%
Year ended 7/31/04            (0.12)          --          (0.12)       $13.20        12.50%
Year ended 7/31/05            (0.18)       (0.35)         (0.53)       $14.61        14.92%
Year ended 7/31/06            (0.16)       (0.18)         (0.34)       $15.16         6.12%
Six months ended 1/31/07+     (0.08)       (0.06)         (0.14)       $17.14        14.01%*
---------------------------------------------------------------------------------------------
LARGE CAP CORE FUND
CLASS A SHARES
Year ended 7/31/02            (0.07)       (0.31)         (0.38)       $11.07       (24.25%)
Year ended 7/31/03            (0.09)          --          (0.09)       $11.70         6.56%
Year ended 7/31/04            (0.09)          --          (0.09)       $13.04        12.21%
Year ended 7/31/05            (0.14)       (0.35)         (0.49)       $14.42        14.58%
Year ended 7/31/06            (0.12)       (0.18)         (0.30)       $14.96         5.84%
Six months ended 1/31/07+     (0.06)       (0.06)         (0.12)       $16.92        13.92%*
---------------------------------------------------------------------------------------------
LARGE CAP CORE FUND
CLASS B SHARES
10/29/01(d) to 7/31/02        (0.04)       (0.31)         (0.35)       $11.12       (15.86%)*
Year ended 7/31/03            (0.02)          --          (0.02)       $11.75         5.90%
Year ended 7/31/04            (0.01)          --          (0.01)       $13.08        11.47%
Year ended 7/31/05            (0.05)       (0.35)         (0.40)       $14.46        13.67%
Year ended 7/31/06            (0.03)       (0.18)         (0.21)       $14.98         5.07%
Six months ended 1/31/07+     (0.01)       (0.06)         (0.07)       $16.93        13.47%*
---------------------------------------------------------------------------------------------
LARGE CAP CORE FUND
CLASS C SHARES
10/29/01(d) to 7/31/02        (0.03)       (0.31)         (0.34)       $11.15       (15.66%)*
Year ended 7/31/03            (0.03)          --          (0.03)       $11.76         5.72%
Year ended 7/31/04            (0.02)          --          (0.02)       $13.08        11.38%
Year ended 7/31/05            (0.04)       (0.35)         (0.39)       $14.46        13.73%
Year ended 7/31/06            (0.03)       (0.18)         (0.21)       $14.98         5.07%
Six months ended 1/31/07+     (0.01)       (0.06)         (0.07)       $16.93        13.47%*
---------------------------------------------------------------------------------------------
LARGE CAP CORE FUND
ADVISOR SHARES
Year ended 7/31/06 (h)        (0.09)       (0.18)         (0.27)       $15.16         5.63%
Six months ended 1/31/07+     (0.05)       (0.06)         (0.11)       $17.13        13.73%*
---------------------------------------------------------------------------------------------
                                               RATIOS/SUPPLEMENTAL DATA
                            ----------------------------------------------------------------
                                        RATIOS OF                    RATIOS OF
                              NET       EXPENSES     RATIOS OF NET    EXPENSES
                             ASSETS,       TO         INVESTMENT         TO
                             END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                             PERIOD        NET        TO AVERAGE         NET       TURNOVER
                             (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
--------------------------------------------------------------------------------------------
LARGE CAP CORE FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $ 520,727     0.93%          0.64%          0.97%           5%
Year ended 7/31/03          $ 181,278     0.92%          0.99%          0.99%          13%
Year ended 7/31/04          $  90,222     0.92%          0.84%          1.04%         101%
Year ended 7/31/05          $ 169,723     0.92%          1.17%          1.05%         102%
Year ended 7/31/06          $ 166,510     0.92%          1.09%          1.03%         126%
Six months ended 1/31/07+   $ 203,832     0.92%**        0.99%**        1.01%**        45%
--------------------------------------------------------------------------------------------
LARGE CAP CORE FUND
CLASS A SHARES
Year ended 7/31/02          $  23,320     1.18%          0.38%          1.22%           5%
Year ended 7/31/03          $  21,288     1.17%          0.72%          1.24%          13%
Year ended 7/31/04          $  25,573     1.17%          0.58%          1.29%         101%
Year ended 7/31/05          $  24,026     1.17%          0.99%          1.31%         102%
Year ended 7/31/06          $  20,923     1.17%          0.85%          1.27%         126%
Six months ended 1/31/07+   $  22,343     1.17%**        0.75%**        1.26%**        45%
--------------------------------------------------------------------------------------------
LARGE CAP CORE FUND
CLASS B SHARES
10/29/01(d) to 7/31/02      $     361     1.93%**       (0.36%)**       1.99%**         5%
Year ended 7/31/03          $     557     1.92%         (0.05%)         1.98%          13%
Year ended 7/31/04          $     783     1.92%         (0.17%)         2.04%         101%
Year ended 7/31/05          $   1,007     1.92%          0.18%          2.06%         102%
Year ended 7/31/06          $     953     1.92%          0.09%          2.03%         126%
Six months ended 1/31/07+   $   1,142     1.92%**       (0.01%)**       2.01%**        45%
--------------------------------------------------------------------------------------------
LARGE CAP CORE FUND
CLASS C SHARES
10/29/01(d) to 7/31/02      $      20     1.90%**       (0.12%)**       1.97%**         5%
Year ended 7/31/03          $      29     1.92%         (0.04%)         1.99%          13%
Year ended 7/31/04          $     158     1.92%         (0.23%)         2.03%         101%
Year ended 7/31/05          $     193     1.92%          0.21%          2.06%         102%
Year ended 7/31/06          $     112     1.92%          0.13%          2.02%         126%
Six months ended 1/31/07+   $     119     1.92%**       (0.01%)**       2.01%**        45%
--------------------------------------------------------------------------------------------
LARGE CAP CORE FUND
ADVISOR SHARES
Year ended 7/31/06 (h)      $       3     1.42%          0.58%          1.57%         126%
Six months ended 1/31/07+   $      57     1.42%**        0.40%**        1.51%**        45%
--------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 144-145 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
--------------------------------------------------------------------------------
EQUITY INDEX FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $23.11        0.23            (5.70)       (5.47)
Year ended 7/31/03          $17.42        0.24             1.51         1.75
Year ended 7/31/04          $18.93        0.29(3)          2.12         2.41
Year ended 7/31/05          $21.01        0.44(3)          2.45         2.89
Year ended 7/31/06          $23.46        0.42(3)          0.79         1.21
Six months ended 1/31/07+   $24.24        0.24             3.05         3.29
--------------------------------------------------------------------------------
EQUITY INDEX FUND
CLASS A SHARES
Year ended 7/31/02          $23.10        0.17            (5.69)       (5.52)
Year ended 7/31/03          $17.38        0.20             1.50         1.70
Year ended 7/31/04          $18.87        0.25(3)          2.10         2.35
Year ended 7/31/05          $20.94        0.37(3)          2.46         2.83
Year ended 7/31/06          $23.38        0.36(3)          0.80         1.16
Six months ended 1/31/07+   $24.16        0.21             3.04         3.25
--------------------------------------------------------------------------------
EQUITY INDEX FUND
CLASS B SHARES
10/29/01(d) to 7/31/02      $21.07        0.06            (3.69)       (3.63)
Year ended 7/31/03          $17.32        0.07             1.50         1.57
Year ended 7/31/04          $18.78        0.09(3)          2.09         2.18
Year ended 7/31/05          $20.83        0.20(3)          2.44         2.64
Year ended 7/31/06          $23.24        0.18(3)          0.79         0.97
Six months ended 1/31/07+   $24.01        0.10             3.04         3.14
--------------------------------------------------------------------------------
EQUITY INDEX FUND
CLASS C SHARES
10/29/01(d) to 7/31/02      $21.07        0.10            (3.73)       (3.63)
Year ended 7/31/03          $17.33        0.08             1.49         1.57
Year ended 7/31/04          $18.78        0.09(3)          2.10         2.19
Year ended 7/31/05          $20.84        0.20(3)          2.44         2.64
Year ended 7/31/06          $23.26        0.18(3)          0.78         0.96
Six months ended 1/31/07+   $24.03        0.11             3.04         3.15
--------------------------------------------------------------------------------
EQUITY INDEX FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02      $21.07        0.13            (3.67)       (3.54)
Year ended 7/31/03          $17.39        0.18             1.48         1.66
Year ended 7/31/04          $18.86        0.20(3)          2.10         2.30
Year ended 7/31/05          $20.92        0.31(3)          2.45         2.76
Year ended 7/31/06          $23.35        0.30(3)          0.79         1.09
Six months ended 1/31/07+   $24.13        0.17             3.05         3.22
--------------------------------------------------------------------------------
EQUITY INDEX FUND
SELECT SHARES
10/20/03(d) to 7/31/04      $19.86        0.22(3)          1.18         1.40
Year ended 7/31/05          $21.00        0.41(3)          2.47         2.88
Year ended 7/31/06          $23.45        0.40(3)          0.80         1.20
Six months ended 1/31/07+   $24.23        0.23             3.05         3.28
--------------------------------------------------------------------------------
EQUITY INDEX FUND
PREFERRED SHARES
10/20/03(d) to 7/31/04      $19.86        0.22(3)          1.18         1.40
Year ended 7/31/05          $21.01        0.43(3)          2.41         2.84
Year ended 7/31/06          $23.45        0.39(3)          0.79         1.18
Six months ended 1/31/07+   $24.23        0.21             3.06         3.27
--------------------------------------------------------------------------------
EQUITY INDEX FUND
RUST SHARES
10/20/03(d) to 7/31/04      $19.86        0.20(3)          1.18         1.38
Year ended 7/31/05          $21.01        0.37(3)          2.46         2.83
Year ended 7/31/06          $23.45        0.36(3)          0.79         1.15
Six months ended 1/31/07+   $24.23        0.21             3.06         3.27
--------------------------------------------------------------------------------
                              LESS DIVIDENDS AND
                              DISTRIBUTIONS FROM
                            ----------------------

                                                                        NET         TOTAL
                                                           TOTAL       ASSET        RETURN
                               NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                            INVESTMENT     REALIZED         AND        END OF        SALES
                              INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
INSTITUTIONAL SHARES
Year ended 7/31/02            (0.22)         --           (0.22)       $17.42       (23.82%)
Year ended 7/31/03            (0.24)         --           (0.24)       $18.93        10.22%
Year ended 7/31/04            (0.33)         --           (0.33)       $21.01        12.75%
Year ended 7/31/05            (0.44)         --           (0.44)       $23.46        13.86%
Year ended 7/31/06            (0.43)         --           (0.43)       $24.24         5.21%
Six months ended 1/31/07+     (0.24)         --           (0.24)       $27.29        13.62%*
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
CLASS A SHARES
Year ended 7/31/02            (0.20)         --           (0.20)       $17.38       (24.03%)
Year ended 7/31/03            (0.21)         --           (0.21)       $18.87         9.90%
Year ended 7/31/04            (0.28)         --           (0.28)       $20.94        12.48%
Year ended 7/31/05            (0.39)         --           (0.39)       $23.38        13.58%
Year ended 7/31/06            (0.38)         --           (0.38)       $24.16         4.97%
Six months ended 1/31/07+     (0.21)         --           (0.21)       $27.20        13.49%*
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
CLASS B SHARES
10/29/01(d) to 7/31/02        (0.12)         --           (0.12)       $17.32       (15.32%)*
Year ended 7/31/03            (0.11)         --           (0.11)       $18.78         9.14%
Year ended 7/31/04            (0.13)         --           (0.13)       $20.83        11.64%
Year ended 7/31/05            (0.23)         --           (0.23)       $23.24        12.74%
Year ended 7/31/06            (0.20)         --           (0.20)       $24.01         4.17%
Six months ended 1/31/07+     (0.11)         --           (0.11)       $27.04        13.10%*
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
CLASS C SHARES
10/29/01(d) to 7/31/02        (0.11)         --           (0.11)       $17.33       (15.30%)*
Year ended 7/31/03            (0.12)         --           (0.12)       $18.78         9.14%
Year ended 7/31/04            (0.13)         --           (0.13)       $20.84        11.66%
Year ended 7/31/05            (0.22)         --           (0.22)       $23.26        12.72%
Year ended 7/31/06            (0.19)         --           (0.19)       $24.03         4.15%
Six months ended 1/31/07+     (0.12)         --           (0.12)       $27.06        13.10%*
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02        (0.14)         --           (0.14)       $17.39       (14.89%)*
Year ended 7/31/03            (0.19)         --           (0.19)       $18.86         9.68%
Year ended 7/31/04            (0.24)         --           (0.24)       $20.92        12.21%
Year ended 7/31/05            (0.33)         --           (0.33)       $23.35        13.28%
Year ended 7/31/06            (0.31)         --           (0.31)       $24.13         4.70%
Six months ended 1/31/07+     (0.18)         --           (0.18)       $27.17        13.36%*
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
SELECT SHARES
10/20/03(d) to 7/31/04        (0.26)         --           (0.26)       $21.00         7.03%*
Year ended 7/31/05            (0.43)         --           (0.43)       $23.45        13.79%
Year ended 7/31/06            (0.42)         --           (0.42)       $24.23         5.13%
Six months ended 1/31/07+     (0.23)         --           (0.23)       $27.28        13.58%*
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
PREFERRED SHARES
10/20/03(d) to 7/31/04        (0.25)         --           (0.25)       $21.01         7.03%*
Year ended 7/31/05            (0.40)         --           (0.40)       $23.45        13.62%
Year ended 7/31/06            (0.40)         --           (0.40)       $24.23         5.06%
Six months ended 1/31/07+     (0.22)         --           (0.22)       $27.28        13.55%*
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
RUST SHARES
10/20/03(d) to 7/31/04        (0.23)         --           (0.23)       $21.01         6.95%*
Year ended 7/31/05            (0.39)         --           (0.39)       $23.45        13.53%
Year ended 7/31/06            (0.37)         --           (0.37)       $24.23         4.95%
Six months ended 1/31/07+     (0.21)         --           (0.21)       $27.29        13.53%*
---------------------------------------------------------------------------------------------

                                                RATIOS/SUPPLEMENTAL DATA
                             ----------------------------------------------------------------
                                         RATIOS OF                    RATIOS OF
                               NET       EXPENSES     RATIOS OF NET    EXPENSES
                              ASSETS,       TO         INVESTMENT         TO
                              END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                              PERIOD        NET        TO AVERAGE         NET       TURNOVER
                              (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
INSTITUTIONAL SHARES
Year ended 7/31/02           $ 608,556    0.41%          1.06%           0.56%          9%
Year ended 7/31/03           $ 583,530    0.40%          1.42%           0.58%          2%
Year ended 7/31/04           $ 193,734    0.27%          1.43%           0.58%         14%
Year ended 7/31/05           $ 168,279    0.19%          1.97%           0.62%          4%
Year ended 7/31/06           $ 184,177    0.19%          1.75%           0.60%          6%
Six months ended 1/31/07+    $ 198,528    0.19%**        1.83%**         0.61%**        2%
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
CLASS A SHARES
Year ended 7/31/02           $  24,817    0.66%          0.81%           0.81%          9%
Year ended 7/31/03           $  33,402    0.65%          1.16%           0.83%          2%
Year ended 7/31/04           $  72,944    0.47%          1.19%           0.86%         14%
Year ended 7/31/05           $  70,261    0.44%          1.69%           0.87%          4%
Year ended 7/31/06           $  65,204    0.44%          1.52%           0.85%          6%
Six months ended 1/31/07+    $  68,147    0.44%**        1.58%**         0.86%**        2%
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
CLASS B SHARES
10/29/01(d) to 7/31/02       $   1,315    1.40%**        0.08%**         1.57%**        9%
Year ended 7/31/03           $   2,409    1.40%          0.40%           1.57%          2%
Year ended 7/31/04           $   3,776    1.23%          0.44%           1.60%         14%
Year ended 7/31/05           $   4,399    1.19%          0.93%           1.63%          4%
Year ended 7/31/06           $   4,229    1.19%          0.76%           1.60%          6%
Six months ended 1/31/07+    $   4,341    1.19%**        0.84%**         1.61%**        2%
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
CLASS C SHARES
10/29/01(d) to 7/31/02       $     635    1.41%**        0.11%**         1.58%**        9%
Year ended 7/31/03           $   1,711    1.40%          0.39%           1.57%          2%
Year ended 7/31/04           $   1,990    1.23%          0.44%           1.60%         14%
Year ended 7/31/05           $   2,301    1.19%          0.90%           1.63%          4%
Year ended 7/31/06           $   1,998    1.19%          0.77%           1.60%          6%
Six months ended 1/31/07+    $   2,239    1.19%**        0.83%**         1.61%**        2%
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02       $       7    0.82%**        0.62%**         0.88%**        9%
Year ended 7/31/03           $     327    0.90%          0.84%           1.06%          2%
Year ended 7/31/04           $   1,296    0.71%          0.94%           1.11%         14%
Year ended 7/31/05           $   1,928    0.69%          1.40%           1.13%          4%
Year ended 7/31/06           $   1,819    0.69%          1.26%           1.10%          6%
Six months ended 1/31/07+    $   1,936    0.69%**        1.33%**         1.11%**        2%
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
SELECT SHARES
10/20/03(d) to 7/31/04       $  14,315    0.27%**        1.32%**         0.69%**       14%
Year ended 7/31/05           $  18,690    0.27%          1.83%           0.71%          4%
Year ended 7/31/06           $  17,558    0.27%          1.67%           0.68%          6%
Six months ended 1/31/07+    $  18,674    0.27%**        1.76%**         0.69%**        2%
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND
PREFERRED SHARES
10/20/03(d) to 7/31/04      $ 165,845    0.34%**        1.31%**         0.76%**       14%
Year ended 7/31/05          $  78,132    0.34%          1.98%           0.77%          4%
Year ended 7/31/06          $  64,939    0.34%          1.62%           0.75%          6%
Six months ended 1/31/07+   $  69,649    0.34%**        1.68%**         0.76%**        2%
--------------------------------------------------------------------------------------------
EQUITY INDEX FUND
RUST SHARES
10/20/03(d) to 7/31/04      $  80,759    0.44%**        1.22%**         0.86%**       14%
Year ended 7/31/05          $  76,295    0.44%          1.69%           0.87%          4%
Year ended 7/31/06          $  67,747    0.44%          1.52%           0.85%          6%
Six months ended 1/31/07+   $  71,311    0.44%**        1.58%**         0.86%**        2%
--------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.

                                 146-147 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
--------------------------------------------------------------------------------
BALANCED FUND
INSTITUTIONAL SHARES
Year ended 7/31/02(e)       $13.39        0.14            (2.27)       (2.13)
Year ended 7/31/03          $10.91        0.15             0.49         0.64
Year ended 7/31/04          $11.38        0.13             0.64         0.77
Year ended 7/31/05          $12.00        0.24             0.80         1.04
Year ended 7/31/06          $12.79        0.25            (0.44)       (0.19)
Six months ended 1/31/07+   $12.35        0.21             0.75         0.96
--------------------------------------------------------------------------------
BALANCED FUND
CLASS A SHARES
Year ended 7/31/02(e)       $13.35        0.12            (2.27)       (2.15)
Year ended 7/31/03          $10.86        0.13             0.48         0.61
Year ended 7/31/04          $11.32        0.10             0.63         0.73
Year ended 7/31/05          $11.93        0.21             0.79         1.00
Year ended 7/31/06          $12.71        0.22            (0.43)       (0.21)
Six months ended 1/31/07+   $12.28        0.20             0.73         0.93
--------------------------------------------------------------------------------
BALANCED FUND
CLASS B SHARES
Year ended 7/31/02(e)       $13.28        0.02            (2.24)       (2.22)
Year ended 7/31/03          $10.75        0.04             0.48         0.52
Year ended 7/31/04          $11.19        0.01             0.63         0.64
Year ended 7/31/05          $11.80        0.11             0.79         0.90
Year ended 7/31/06          $12.57        0.12            (0.44)       (0.32)
Six months ended 1/31/07+   $12.13        0.14             0.74         0.88
--------------------------------------------------------------------------------
BALANCED FUND
CLASS C SHARES
Year ended 7/31/02(e)       $13.26        0.02            (2.24)       (2.22)
Year ended 7/31/03          $10.73        0.04             0.48         0.52
Year ended 7/31/04          $11.17        0.01             0.63         0.64
Year ended 7/31/05          $11.78        0.11             0.79         0.90
Year ended 7/31/06          $12.55        0.12            (0.44)       (0.32)
Six months ended 1/31/07+   $12.11        0.14             0.74         0.88
--------------------------------------------------------------------------------
BALANCED FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02(e)   $12.58        0.07            (1.50)       (1.43)
Year ended 7/31/03          $10.84        0.10             0.49         0.59
Year ended 7/31/04          $11.30        0.06             0.64         0.70
Year ended 7/31/05          $11.91        0.17             0.79         0.96
Year ended 7/31/06          $12.68        0.18            (0.43)       (0.25)
Six months ended 1/31/07+   $12.25        0.17             0.75         0.92
--------------------------------------------------------------------------------
                               LESS DIVIDENDS AND
                               DISTRIBUTIONS FROM
                             ----------------------

                                                                         NET         TOTAL
                                                            TOTAL       ASSET        RETURN
                                NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                             INVESTMENT     REALIZED         AND        END OF        SALES
                               INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
----------------------------------------------------------------------------------------------
BALANCED FUND
INSTITUTIONAL SHARES
Year ended 7/31/02(e)          (0.15)        (0.20)        (0.35)       $10.91       (16.34%)
Year ended 7/31/03             (0.17)           --         (0.17)       $11.38         5.94%
Year ended 7/31/04             (0.15)           --         (0.15)       $12.00         6.76%
Year ended 7/31/05             (0.25)           --         (0.25)       $12.79         8.73%
Year ended 7/31/06             (0.25)           --         (0.25)       $12.35        (1.51%)
Six months ended 1/31/07+      (0.15)           --         (0.15)       $13.16         7.78%*
----------------------------------------------------------------------------------------------
BALANCED FUND
CLASS A SHARES
Year ended 7/31/02(e)          (0.14)        (0.20)        (0.34)       $10.86       (16.53%)
Year ended 7/31/03             (0.15)           --         (0.15)       $11.32         5.57%
Year ended 7/31/04             (0.12)           --         (0.12)       $11.93         6.52%
Year ended 7/31/05             (0.22)           --         (0.22)       $12.71         8.41%
Year ended 7/31/06             (0.22)           --         (0.22)       $12.28        (1.71%)
Six months ended 1/31/07+      (0.13)           --         (0.13)       $13.08         7.60%*
----------------------------------------------------------------------------------------------
BALANCED FUND
CLASS B SHARES
Year ended 7/31/02(e)          (0.11)        (0.20)        (0.31)       $10.75       (17.14%)
Year ended 7/31/03             (0.08)           --         (0.08)       $11.19         4.87%
Year ended 7/31/04             (0.03)           --         (0.03)       $11.80         5.72%
Year ended 7/31/05             (0.13)           --         (0.13)       $12.57         7.61%
Year ended 7/31/06             (0.12)           --         (0.12)       $12.13        (2.57%)
Six months ended 1/31/07+      (0.08)           --         (0.08)       $12.93         7.29%*
----------------------------------------------------------------------------------------------
BALANCED FUND
CLASS C SHARES
Year ended 7/31/02(e)          (0.11)        (0.20)        (0.31)       $10.73       (17.16%)
Year ended 7/31/03             (0.08)           --         (0.08)       $11.17         4.90%
Year ended 7/31/04             (0.03)           --         (0.03)       $11.78         5.71%
Year ended 7/31/05             (0.13)           --         (0.13)       $12.55         7.62%
Year ended 7/31/06             (0.12)           --         (0.12)       $12.11        (2.56%)
Six months ended 1/31/07+      (0.08)           --         (0.08)       $12.91         7.29%*
----------------------------------------------------------------------------------------------
BALANCED FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02(e)      (0.11)        (0.20)        (0.31)       $10.84        (9.24%)*
Year ended 7/31/03             (0.13)           --         (0.13)       $11.30         5.39%
Year ended 7/31/04             (0.09)           --         (0.09)       $11.91         6.31%
Year ended 7/31/05             (0.19)           --         (0.19)       $12.68         8.08%
Year ended 7/31/06             (0.18)           --         (0.18)       $12.25        (1.97%)
Six months ended 1/31/07+      (0.12)           --         (0.12)       $13.05         7.49%*
----------------------------------------------------------------------------------------------
                                               RATIOS/SUPPLEMENTAL DATA
                            ----------------------------------------------------------------
                                        RATIOS OF                    RATIOS OF
                              NET       EXPENSES     RATIOS OF NET    EXPENSES
                             ASSETS,       TO         INVESTMENT         TO
                             END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                             PERIOD        NET        TO AVERAGE         NET       TURNOVER
                             (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
--------------------------------------------------------------------------------------------
BALANCED FUND
INSTITUTIONAL SHARES
Year ended 7/31/02(e)         $ 189,730   1.10%          1.11%          1.13%          78%
Year ended 7/31/03            $ 177,052   1.10%          1.39%          1.12%         133%
Year ended 7/31/04            $  98,282   1.13%          1.07%          1.13%         166%
Year ended 7/31/05            $  59,868   1.02%          1.89%          1.18%         146%
Year ended 7/31/06            $  35,740   0.97%          1.86%          1.22%         191%
Six months ended 1/31/07+     $  32,517   0.96%**        3.08%**        1.30%**        37%
--------------------------------------------------------------------------------------------
BALANCED FUND
CLASS A SHARES
Year ended 7/31/02(e)         $  81,079   1.34%          0.86%          1.38%          78%
Year ended 7/31/03            $  73,287   1.35%          1.14%          1.37%         133%
Year ended 7/31/04            $  74,231   1.38%          0.79%          1.38%         166%
Year ended 7/31/05            $  59,274   1.27%          1.63%          1.44%         146%
Year ended 7/31/06            $  37,286   1.22%          1.61%          1.47%         191%
Six months ended 1/31/07+     $  31,266   1.21%**        2.82%**        1.55%**        37%
--------------------------------------------------------------------------------------------
BALANCED FUND
CLASS B SHARES
Year ended 7/31/02(e)         $  14,007   2.10%          0.10%          2.14%          78%
Year ended 7/31/03            $  13,972   2.10%          0.39%          2.12%         133%
Year ended 7/31/04            $  13,117   2.13%          0.05%          2.13%         166%
Year ended 7/31/05            $  10,957   2.02%          0.86%          2.19%         146%
Year ended 7/31/06            $   7,536   1.97%          0.86%          2.22%         191%
Six months ended 1/31/07+     $   6,815   1.96%**        2.04%**        2.30%**        37%
--------------------------------------------------------------------------------------------
BALANCED FUND
CLASS C SHARES
Year ended 7/31/02(e)         $   4,963   2.09%          0.11%          2.13%          78%
Year ended 7/31/03            $   5,747   2.10%          0.38%          2.12%         133%
Year ended 7/31/04            $   4,731   2.13%          0.05%          2.13%         166%
Year ended 7/31/05            $   4,046   2.02%          0.85%          2.19%         146%
Year ended 7/31/06            $   1,669   1.97%          0.86%          2.21%         191%
Six months ended 1/31/07+     $   1,405   1.96%**        2.06%**        2.31%**        37%
--------------------------------------------------------------------------------------------
BALANCED FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02(e)     $      38   1.63%**        0.55%**        1.68%**        78%
Year ended 7/31/03            $     104   1.60%          0.82%          1.61%         133%
Year ended 7/31/04            $     176   1.64%          0.52%          1.64%         166%
Year ended 7/31/05            $     185   1.52%          1.33%          1.69%         146%
Year ended 7/31/06            $     123   1.47%          1.37%          1.72%         191%
Six months ended 1/31/07+     $     124   1.46%**        2.56%**        1.80%**        37%
--------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 148-149 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------
MICRO CAP VALUE FUND
INSTITUTIONAL SHARES
Year ended 12/31/01         $ 4.91         0.01            1.11         1.12
1/1/02 to 7/31/02(c)        $ 6.03        (0.01)          (0.13)       (0.14)
Year ended 7/31/03          $ 5.89        (0.04)(3)        2.40         2.36
Year ended 7/31/04          $ 8.20        (0.02)(3)        2.66         2.64
Year ended 7/31/05          $10.32        (0.01)(3)        1.41         1.40
Year ended 7/31/06          $11.00         0.02(3)         0.17         0.19
Six months ended 1/31/07+   $ 8.05         0.02            0.92         0.94
---------------------------------------------------------------------------------
MICRO CAP VALUE FUND
CLASS A SHARES
8/13/01(d) to 12/31/01      $ 5.93        (0.01)           0.04         0.03
1/1/02 to 7/31/02(c)        $ 5.96        (0.02)          (0.12)       (0.14)
Year ended 7/31/03          $ 5.82        (0.06)(3)        2.37         2.31
Year ended 7/31/04          $ 8.08        (0.05)(3)        2.63         2.58
Year ended 7/31/05          $10.14        (0.03)(3)        1.39         1.36
Year ended 7/31/06          $10.78           --^(3)        0.15         0.15
Six months ended 1/31/07+   $ 7.80         0.01            0.89         0.90
---------------------------------------------------------------------------------
MICRO CAP VALUE FUND
CLASS B SHARES
8/13/01(d) to 12/31/01      $ 5.93        (0.01)           0.03         0.02
1/1/02 to 7/31/02(c)        $ 5.95        (0.03)          (0.13)       (0.16)
Year ended 7/31/03          $ 5.79        (0.10)(3)        2.33         2.23
Year ended 7/31/04          $ 7.97        (0.08)(3)        2.59         2.51
Year ended 7/31/05          $ 9.96        (0.04)(3)        1.36         1.32
Year ended 7/31/06          $10.56        (0.06)(3)        0.15         0.09
Six months ended 1/31/07+   $ 7.52        (0.02)           0.85         0.83
---------------------------------------------------------------------------------
MICRO CAP VALUE FUND
CLASS C SHARES
8/13/01(d) to 12/31/01      $ 5.93        (0.01)           0.04         0.03
1/1/02 to 7/31/02(c)        $ 5.96        (0.03)          (0.14)       (0.17)
Year ended 7/31/03          $ 5.79        (0.10)(3)        2.33         2.23
Year ended 7/31/04          $ 7.97        (0.08)(3)        2.59         2.51
Year ended 7/31/05          $ 9.96        (0.04)(3)        1.36         1.32
Year ended 7/31/06          $10.56        (0.06)(3)        0.15         0.09
Six months ended 1/31/07+   $ 7.52        (0.02)           0.85         0.83
---------------------------------------------------------------------------------
MICRO CAP VALUE FUND
ADVISOR SHARES
Year ended 12/31/01         $ 4.88        (0.02)           1.10         1.08
1/1/02 to 7/31/02(c)        $ 5.96        (0.04)          (0.11)       (0.15)
Year ended 7/31/03          $ 5.81        (0.07)(3)        2.36         2.29
Year ended 7/31/04          $ 8.05        (0.06)(3)        2.62         2.56
Year ended 7/31/05          $10.09        (0.03)(3)        1.37         1.34
Year ended 7/31/06          $10.71        (0.03)(3)        0.16         0.13
Six months ended 1/31/07+   $ 7.71           --^           0.89         0.89
---------------------------------------------------------------------------------
                                LESS DIVIDENDS AND
                                DISTRIBUTIONS FROM
                              ----------------------

                                                                          NET         TOTAL
                                                             TOTAL       ASSET        RETURN
                                 NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                              INVESTMENT     REALIZED         AND        END OF        SALES
                                INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
-----------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND
INSTITUTIONAL SHARES
Year ended 12/31/01               --             --^           --^       $ 6.03       22.90%
1/1/02 to 7/31/02(c)              --             --            --        $ 5.89       (2.32%)*
Year ended 7/31/03                --          (0.05)        (0.05)       $ 8.20       40.26%
Year ended 7/31/04                --          (0.52)        (0.52)       $10.32       32.84%
Year ended 7/31/05                --          (0.72)        (0.72)       $11.00       13.86%
Year ended 7/31/06             (0.01)         (3.13)        (3.14)       $ 8.05        1.93%
Six months ended 1/31/07+      (0.05)         (1.92)        (1.97)       $ 7.02       12.53%*
-----------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND
CLASS A SHARES
8/13/01(d) to 12/31/01            --             --            --        $ 5.96        0.56%*
1/1/02 to 7/31/02(c)              --             --            --        $ 5.82       (2.35%)*
Year ended 7/31/03                --          (0.05)        (0.05)       $ 8.08       39.88%
Year ended 7/31/04                --          (0.52)        (0.52)       $10.14       32.56%
Year ended 7/31/05                --          (0.72)        (0.72)       $10.78       13.60%
Year ended 7/31/06                --^         (3.13)        (3.13)       $ 7.80        1.59%
Six months ended 1/31/07+      (0.04)         (1.92)        (1.96)       $ 6.74       12.40%*
-----------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND
CLASS B SHARES
8/13/01(d) to 12/31/01            --             --            --        $ 5.95        0.39%*
1/1/02 to 7/31/02(c)              --             --            --        $ 5.79       (2.69%)*
Year ended 7/31/03                --          (0.05)        (0.05)       $ 7.97       38.70%
Year ended 7/31/04                --          (0.52)        (0.52)       $ 9.96       32.13%
Year ended 7/31/05                --          (0.72)        (0.72)       $10.56       13.54%
Year ended 7/31/06                --          (3.13)        (3.13)       $ 7.52        0.86%
Six months ended 1/31/07+      (0.01)         (1.92)        (1.93)       $ 6.42       11.90%*
-----------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND
CLASS C SHARES
8/13/01(d) to 12/31/01            --             --            --        $ 5.96        0.56%*
1/1/02 to 7/31/02(c)              --             --            --        $ 5.79       (2.85%)*
Year ended 7/31/03                --          (0.05)        (0.05)       $ 7.97       38.70%
Year ended 7/31/04                --          (0.52)        (0.52)       $ 9.96       32.13%
Year ended 7/31/05                --          (0.72)        (0.72)       $10.56       13.54%
Year ended 7/31/06                --          (3.13)        (3.13)       $ 7.52        0.86%
Six months ended 1/31/07+         --^         (1.92)        (1.92)       $ 6.43       11.98%*
-----------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND
ADVISOR SHARES
Year ended 12/31/01               --             --^           --^       $ 5.96       22.22%
1/1/02 to 7/31/02(c)              --             --            --        $ 5.81       (2.52%)*
Year ended 7/31/03                --          (0.05)        (0.05)       $ 8.05       39.60%
Year ended 7/31/04                --          (0.52)        (0.52)       $10.09       32.44%
Year ended 7/31/05                --          (0.72)        (0.72)       $10.71       13.57%
Year ended 7/31/06                --          (3.13)        (3.13)       $ 7.71        1.30%
Six months ended 1/31/07+      (0.03)         (1.92)        (1.95)       $ 6.65       12.42%*
-----------------------------------------------------------------------------------------------
                                               RATIOS/SUPPLEMENTAL DATA
                            ----------------------------------------------------------------
                                        RATIOS OF                    RATIOS OF
                              NET       EXPENSES     RATIOS OF NET    EXPENSES
                             ASSETS,       TO         INVESTMENT         TO
                             END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                             PERIOD        NET        TO AVERAGE         NET       TURNOVER
                             (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
--------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND
INSTITUTIONAL SHARES
Year ended 12/31/01         $  14,957     1.29%          0.21%          1.35%         47%
1/1/02 to 7/31/02(c)        $  45,538     1.40%**       (0.51%)**       1.68%**       16%
Year ended 7/31/03          $ 100,676     1.40%         (0.68%)         1.47%         28%
Year ended 7/31/04          $ 155,798     1.33%         (0.25%)         1.33%          23%
Year ended 7/31/05          $  98,885     1.35%         (0.07%)         1.35%         12%
Year ended 7/31/06          $  72,981     1.37%          0.23%          1.40%         42%
Six months ended 1/31/07+   $  60,866     1.35%**        0.50%**        1.40%**       36%
--------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND
CLASS A SHARES
8/13/01(d) to 12/31/01      $     862     1.59%**       (0.36%)**       1.78%**       47%
1/1/02 to 7/31/02(c)        $   5,030     1.66%**       (0.77%)**       1.95%**       16%
Year ended 7/31/03          $  18,297     1.65%         (0.95%)         1.69%         28%
Year ended 7/31/04          $  41,402     1.58%         (0.49%)         1.58%         23%
Year ended 7/31/05          $  29,172     1.60%         (0.31%)         1.60%         12%
Year ended 7/31/06          $  17,759     1.62%         (0.05%)         1.65%         42%
Six months ended 1/31/07+   $  15,778     1.60%**        0.25%**        1.65%**       36%
--------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND
CLASS B SHARES
8/13/01(d) to 12/31/01      $     352     2.31%**       (1.08%)**       2.52%**       47%
1/1/02 to 7/31/02(c)        $   2,709     2.42%**       (1.50%)**       2.72%**       16%
Year ended 7/31/03          $   4,254     2.40%         (1.66%)         2.47%         28%
Year ended 7/31/04          $   6,937     1.89%         (0.81%)         2.33%         23%
Year ended 7/31/05          $   7,348     1.73%         (0.40%)         2.36%         12%
Year ended 7/31/06          $   6,032     2.37%         (0.73%)         2.40%         42%
Six months ended 1/31/07+   $   5,834     2.35%**       (0.52%)**       2.40%**       36%
--------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND
CLASS C SHARES
8/13/01(d) to 12/31/01      $      59     2.32%**       (0.97%)**       2.57%**       47%
1/1/02 to 7/31/02(c)        $     712     2.42%**       (1.52%)**       2.73%**       16%
Year ended 7/31/03          $   1,166     2.40%         (1.66%)         2.47%         28%
Year ended 7/31/04          $   5,624     1.81%         (0.82%)         2.33%         23%
Year ended 7/31/05          $   6,143     1.73%         (0.39%)         2.36%         12%
Year ended 7/31/06          $   5,161     2.37%         (0.71%)         2.40%         42%
Six months ended 1/31/07+   $   3,076     2.35%**       (0.40%)**       2.40%**       36%
--------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND
ADVISOR SHARES
Year ended 12/31/01         $   19,196    1.79%         (0.29%)         1.85%         47%
1/1/02 to 7/31/02(c)        $   18,905    1.90%**       (1.02%)**       2.12%**       16%
Year ended 7/31/03          $   25,342    1.90%         (1.15%)         1.97%         28%
Year ended 7/31/04          $   41,514    1.68%         (0.61%)         1.83%         23%
Year ended 7/31/05          $   36,031    1.64%         (0.34%)         1.85%         12%
Year ended 7/31/06          $   17,297    1.87%         (0.34%)         1.90%         42%
Six months ended 1/31/07+   $   14,468    1.85%**        0.01%**        1.90%**       36%
--------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.

                                 150-151 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03        $15.00          --^           2.54         2.54
Year ended 7/31/04          $17.54       (0.03)(3)        3.50         3.47
Year ended 7/31/05          $20.01       (0.04)(3)        4.51         4.47
Year ended 7/31/06          $22.82        0.09            0.46         0.55
Six months ended 1/31/07+   $20.89        0.06            2.30         2.36
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
CLASS A SHARES
4/1/03(d) to 7/31/03        $15.00       (0.01)           2.53         2.52
Year ended 7/31/04          $17.52       (0.11)(3)        3.52         3.41
Year ended 7/31/05          $19.95       (0.10)(3)        4.49         4.39
Year ended 7/31/06          $22.68        0.02            0.47         0.49
Six months ended 1/31/07+   $20.74        0.04            2.29         2.33
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
CLASS B SHARES
4/1/03(d) to 7/31/03        $15.00       (0.03)           2.51         2.48
Year ended 7/31/04          $17.48       (0.25)(3)        3.51         3.26
Year ended 7/31/05          $19.76       (0.24)(3)        4.43         4.19
Year ended 7/31/06          $22.29       (0.13)           0.45         0.32
Six months ended 1/31/07+   $20.18       (0.03)           2.22         2.19
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
CLASS C SHARES
4/1/03(d) to 7/31/03        $15.00       (0.03)           2.51         2.48
Year ended 7/31/04          $17.48       (0.26)(3)        3.50         3.24
Year ended 7/31/05          $19.74       (0.24)(3)        4.41         4.17
Year ended 7/31/06          $22.25       (0.14)           0.46         0.32
Six months ended 1/31/07+   $20.14       (0.03)           2.21         2.18
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
ADVISOR SHARES
4/1/03(d) to 7/31/03        $15.00       (0.01)           2.52         2.51
Year ended 7/31/04          $17.51       (0.16)(3)        3.52         3.36
Year ended 7/31/05          $19.89       (0.15)(3)        4.48         4.33
Year ended 7/31/06          $22.56       (0.02)           0.45         0.43
Six months ended 1/31/07+   $20.56        0.02            2.26         2.28
--------------------------------------------------------------------------------
                              LESS DIVIDENDS AND
                              DISTRIBUTIONS FROM
                            ----------------------

                                                                        NET         TOTAL
                                                           TOTAL       ASSET        RETURN
                               NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                            INVESTMENT     REALIZED         AND        END OF        SALES
                              INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
--------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03            --             --            --        $17.54       16.87%*
Year ended 7/31/04           (0.02)         (0.98)        (1.00)       $20.01       20.11%
Year ended 7/31/05              --          (1.66)        (1.66)       $22.82       23.59%
Year ended 7/31/06           (0.05)         (2.43)        (2.48)       $20.89        2.62%
Six months ended 1/31/07+    (0.08)         (2.77)        (2.85)       $20.40       11.37%*
--------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
CLASS A SHARES
4/1/03(d) to 7/31/03            --             --            --        $17.52       16.73%*
Year ended 7/31/04              --^         (0.98)        (0.98)       $19.95       19.81%
Year ended 7/31/05              --          (1.66)        (1.66)       $22.68       23.24%
Year ended 7/31/06              --          (2.43)        (2.43)       $20.74        2.36%
Six months ended 1/31/07+    (0.07)         (2.77)        (2.84)       $20.23       11.30%*
--------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
CLASS B SHARES
4/1/03(d) to 7/31/03            --             --            --        $17.48       16.47%*
Year ended 7/31/04              --          (0.98)        (0.98)       $19.76       19.02%
Year ended 7/31/05              --          (1.66)        (1.66)       $22.29       22.35%
Year ended 7/31/06              --          (2.43)        (2.43)       $20.18        1.59%
Six months ended 1/31/07+    (0.04)         (2.77)        (2.81)       $19.56       10.88%*
--------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
CLASS C SHARES
4/1/03(d) to 7/31/03            --             --            --        $17.48       16.47%*
Year ended 7/31/04              --          (0.98)        (0.98)       $19.74       18.85%
Year ended 7/31/05              --          (1.66)        (1.66)       $22.25       22.39%
Year ended 7/31/06              --          (2.43)        (2.43)       $20.14        1.59%
Six months ended 1/31/07+    (0.04)         (2.77)        (2.81)       $19.51       10.85%*
--------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
ADVISOR SHARES
4/1/03(d) to 7/31/03            --             --            --        $17.51       16.67%*
Year ended 7/31/04              --          (0.98)        (0.98)       $19.89       19.52%
Year ended 7/31/05              --          (1.66)        (1.66)       $22.56       23.00%
Year ended 7/31/06              --          (2.43)        (2.43)       $20.56        2.10%
Six months ended 1/31/07+    (0.06)         (2.77)        (2.83)       $20.01       11.15%*
--------------------------------------------------------------------------------------------
                                               RATIOS/SUPPLEMENTAL DATA
                            ----------------------------------------------------------------
                                        RATIOS OF                    RATIOS OF
                              NET       EXPENSES     RATIOS OF NET    EXPENSES
                             ASSETS,       TO         INVESTMENT         TO
                             END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                             PERIOD        NET        TO AVERAGE         NET       TURNOVER
                             (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
--------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03        $  72,783     1.24%**        0.03%**        1.60%**        39%
Year ended 7/31/04          $ 107,344     1.25%         (0.15%)         1.41%         279%
Year ended 7/31/05          $ 158,505     1.20%         (0.20%)         1.20%         105%
Year ended 7/31/06          $ 116,503     1.21%          0.39%          1.24%          99%
Six months ended 1/31/07+   $ 124,567     1.20%**        0.62%**        1.24%**        33%
--------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
CLASS A SHARES
4/1/03(d) to 7/31/03        $     216     1.47%**       (0.21%)**       1.86%**        39%
Year ended 7/31/04          $   2,277     1.49%         (0.53%)         1.63%         279%
Year ended 7/31/05          $   2,715     1.45%         (0.48%)         1.45%         105%
Year ended 7/31/06          $   2,434     1.46%          0.11%          1.49%          99%
Six months ended 1/31/07+   $   2,419     1.45%**        0.37%**        1.49%**        33%
--------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
CLASS B SHARES
4/1/03(d) to 7/31/03        $     103     2.22%**       (1.07%)**       2.60%**        39%
Year ended 7/31/04          $     503     2.24%         (1.26%)         2.38%         279%
Year ended 7/31/05          $   1,142     2.19%         (1.18%)         2.20%         105%
Year ended 7/31/06          $   1,221     2.21%         (0.64%)         2.24%          99%
Six months ended 1/31/07+   $   1,206     2.20%**       (0.37%)**       2.24%**        33%
--------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
CLASS C SHARES
4/1/03(d) to 7/31/03        $      15     2.23%**       (0.97%)**       2.62%**        39%
Year ended 7/31/04          $     561     2.24%         (1.31%)         2.38%         279%
Year ended 7/31/05          $     927     2.19%         (1.21%)         2.20%         105%
Year ended 7/31/06          $     839     2.21%         (0.64%)         2.24%          99%
Six months ended 1/31/07+   $     761     2.20%**       (0.37%)**       2.24%**        33%
--------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
ADVISOR SHARES
4/1/03(d) to 7/31/03        $     216     1.72%**       (0.51%)**       2.11%**        39%
Year ended 7/31/04          $   1,606     1.74%         (0.79%)         1.88%         279%
Year ended 7/31/05          $   1,979     1.70%         (0.72%)         1.70%         105%
Year ended 7/31/06          $   1,185     1.71%         (0.09%)         1.74%          99%
Six months ended 1/31/07+   $   1,027     1.70%**        0.13%**        1.74%**        33%
--------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.

                                 152-153 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------
MULTI CAP VALUE FUND
INSTITUTIONAL SHARES
Year ended 12/31/01         $18.64        0.05             1.43         1.48
1/1/02 to 7/31/02(c)        $19.14          --            (3.28)       (3.28)
Year ended 7/31/03          $15.86        0.02             3.14         3.16
Year ended 7/31/04          $19.02        0.06             3.62         3.68
Year ended 7/31/05          $22.58        0.10             4.85         4.95
Year ended 7/31/06          $26.04        0.26             1.77         2.03
Six months ended 1/31/07+   $25.68        0.11             3.41         3.52
---------------------------------------------------------------------------------
MULTI CAP VALUE FUND
CLASS A SHARES
8/13/01(d) to 12/31/01      $19.44        0.01             0.57         0.58
1/1/02 to 7/31/02(c)        $19.05       (0.02)           (3.26)       (3.28)
Year ended 7/31/03          $15.77          --^            3.08         3.08
Year ended 7/31/04          $18.85          --^            3.59         3.59
Year ended 7/31/05          $22.36        0.04             4.79         4.83
Year ended 7/31/06          $25.76        0.19             1.77         1.96
Six months ended 1/31/07+   $25.39        0.08             3.36         3.44
---------------------------------------------------------------------------------
MULTI CAP VALUE FUND
CLASS B SHARES
8/13/01(d) to 12/31/01      $19.44       (0.02)            0.56         0.54
1/1/02 to 7/31/02(c)        $19.03       (0.08)           (3.26)       (3.34)
Year ended 7/31/03          $15.69       (0.13)            3.07         2.94
Year ended 7/31/04          $18.63       (0.14)            3.52         3.38
Year ended 7/31/05          $21.94       (0.14)            4.69         4.55
Year ended 7/31/06          $25.11          --^            1.71         1.71
Six months ended 1/31/07+   $24.61       (0.01)            3.25         3.24
---------------------------------------------------------------------------------
MULTI CAP VALUE FUND
CLASS C SHARES
8/13/01(d) to 12/31/01      $19.44       (0.01)            0.55         0.54
1/1/02 to 7/31/02(c)        $19.02       (0.08)           (3.25)       (3.33)
Year ended 7/31/03          $15.69       (0.12)            3.04         2.92
Year ended 7/31/04          $18.61       (0.13)            3.52         3.39
Year ended 7/31/05          $21.93       (0.15)            4.69         4.54
Year ended 7/31/06          $25.09          --^            1.71         1.71
Six months ended 1/31/07+   $24.59       (0.02)            3.25         3.23
---------------------------------------------------------------------------------
MULTI CAP VALUE FUND
ADVISOR SHARES
Year ended 12/31/01         $18.61        0.02             1.37         1.39
1/1/02 to 7/31/02(c)        $19.09       (0.04)           (3.27)       (3.31)
Year ended 7/31/03          $15.78       (0.05)            3.09         3.04
Year ended 7/31/04          $18.82       (0.05)            3.59         3.54
Year ended 7/31/05          $22.29       (0.02)            4.77         4.75
Year ended 7/31/06          $25.65        0.13             1.75         1.88
Six months ended 1/31/07+   $25.26        0.05             3.34         3.39
---------------------------------------------------------------------------------
                              LESS DIVIDENDS AND
                              DISTRIBUTIONS FROM
                            ----------------------
                                                                        NET         TOTAL
                                                           TOTAL       ASSET        RETURN
                               NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                            INVESTMENT     REALIZED         AND        END OF        SALES
                              INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
----------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND
INSTITUTIONAL SHARES
Year ended 12/31/01           (0.07)        (0.91)        (0.98)       $19.14         7.91%
1/1/02 to 7/31/02(c)             --            --            --        $15.86       (17.14%)*
Year ended 7/31/03               --            --            --        $19.02        19.92%
Year ended 7/31/04            (0.05)        (0.07)        (0.12)       $22.58        19.36%
Year ended 7/31/05            (0.11)        (1.38)        (1.49)       $26.04        22.51%
Year ended 7/31/06            (0.24)        (2.15)        (2.39)       $25.68         8.38%
Six months ended 1/31/07+     (0.11)        (4.23)        (4.34)       $24.86        14.18%*
----------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND
CLASS A SHARES
8/13/01(d) to 12/31/01        (0.06)        (0.91)        (0.97)       $19.05         2.90%*
1/1/02 to 7/31/02(c)             --            --            --        $15.77       (17.22%)*
Year ended 7/31/03               --            --            --        $18.85        19.53%
Year ended 7/31/04            (0.01)        (0.07)        (0.08)       $22.36        19.07%
Year ended 7/31/05            (0.05)        (1.38)        (1.43)       $25.76        22.22%
Year ended 7/31/06            (0.18)        (2.15)        (2.33)       $25.39         8.16%
Six months ended 1/31/07+     (0.08)        (4.23)        (4.31)       $24.52        14.01%*
----------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND
CLASS B SHARES
8/13/01(d) to 12/31/01        (0.04)        (0.91)        (0.95)       $19.03         2.76%*
1/1/02 to 7/31/02(c)             --            --            --        $15.69       (17.55%)*
Year ended 7/31/03               --            --            --        $18.63        18.74%
Year ended 7/31/04               --         (0.07)        (0.07)       $21.94        18.15%
Year ended 7/31/05               --         (1.38)        (1.38)       $25.11        21.33%
Year ended 7/31/06            (0.06)        (2.15)        (2.21)       $24.61         7.33%
Six months ended 1/31/07+     (0.01)        (4.23)        (4.24)       $23.61        13.59%*
----------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND
CLASS C SHARES
8/13/01(d) to 12/31/01        (0.04)        (0.92)        (0.96)       $19.02         2.72%*
1/1/02 to 7/31/02(c)             --            --            --        $15.69       (17.51%)*
Year ended 7/31/03               --            --            --        $18.61        18.61%
Year ended 7/31/04               --         (0.07)        (0.07)       $21.93        18.22%
Year ended 7/31/05               --         (1.38)        (1.38)       $25.09        21.24%
Year ended 7/31/06            (0.06)        (2.15)        (2.21)       $24.59         7.33%
Six months ended 1/31/07+     (0.01)        (4.23)        (4.24)       $23.58        13.58%*
----------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND
ADVISOR SHARES
Year ended 12/31/01              --         (0.91)        (0.91)       $19.09         7.47%
1/1/02 to 7/31/02(c)             --            --            --        $15.78       (17.34%)*
Year ended 7/31/03               --            --            --        $18.82        19.26%
Year ended 7/31/04               --         (0.07)        (0.07)       $22.29        18.81%
Year ended 7/31/05            (0.01)        (1.38)        (1.39)       $25.65        21.90%
Year ended 7/31/06            (0.12)        (2.15)        (2.27)       $25.26         7.87%
Six months ended 1/31/07+     (0.05)        (4.23)        (4.28)       $24.37        13.86%*
----------------------------------------------------------------------------------------------
                                                RATIOS/SUPPLEMENTAL DATA
                             ----------------------------------------------------------------
                                         RATIOS OF                    RATIOS OF
                               NET       EXPENSES     RATIOS OF NET    EXPENSES
                              ASSETS,       TO         INVESTMENT         TO
                              END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                              PERIOD        NET        TO AVERAGE         NET       TURNOVER
                              (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
---------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND
INSTITUTIONAL SHARES
Year ended 12/31/01           $  18,069    1.23%         0.59%           1.26%         80%
1/1/02 to 7/31/02(c)          $  49,844    1.33%**       0.01%**         1.55%**       25%
Year ended 7/31/03            $ 182,485    1.33%         0.17%           1.36%         23%
Year ended 7/31/04            $ 235,228    1.30%         0.29%           1.30%         17%
Year ended 7/31/05            $ 270,131    1.30%         0.41%           1.30%         24%
Year ended 7/31/06            $ 226,189    1.29%         0.99%           1.31%         40%
Six months ended 1/31/07+     $ 254,300    1.25%**       0.95%**         1.31%**       15%
---------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND
CLASS A SHARES
8/13/01(d) to 12/31/01        $   6,395    1.54%**       0.14%**         1.63%**       80%
1/1/02 to 7/31/02(c)          $  18,042    1.59%**      (0.27%)**        1.79%**       25%
Year ended 7/31/03            $  19,667    1.58%         0.01%           1.64%         23%
Year ended 7/31/04            $  33,156    1.55%         0.04%           1.55%         17%
Year ended 7/31/05            $  39,433    1.55%         0.15%           1.55%         24%
Year ended 7/31/06            $  38,714    1.54%         0.74%           1.56%         40%
Six months ended 1/31/07+     $  40,388    1.51%**       0.70%**         1.56%**       15%
---------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND
CLASS B SHARES
8/13/01(d) to 12/31/01        $   4,733    2.28%**      (0.59%)**        2.36%**       80%
1/1/02 to 7/31/02(c)          $  11,522    2.34%**      (1.02%)**        2.53%**       25%
Year ended 7/31/03            $  14,087    2.33%        (0.81%)          2.39%         23%
Year ended 7/31/04            $  18,795    2.30%        (0.71%)          2.30%         17%
Year ended 7/31/05            $  22,278    2.30%        (0.60%)          2.30%         24%
Year ended 7/31/06            $  21,679    2.29%        (0.01%)          2.31%         40%
Six months ended 1/31/07+     $  23,794    2.25%**      (0.05%)**        2.31%**       15%
---------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND
CLASS C SHARES
8/13/01(d) to 12/31/01        $     497    2.23%**      (0.60%)**        2.33%**       80%
1/1/02 to 7/31/02(c)          $   1,593    2.34%**      (1.08%)**        2.53%**       25%
Year ended 7/31/03            $   2,036    2.33%        (0.81%)          2.39%         23%
Year ended 7/31/04            $   3,824    2.30%        (0.71%)          2.30%         17%
Year ended 7/31/05            $   4,553    2.30%        (0.58%)          2.30%         24%
Year ended 7/31/06            $   4,455    2.29%        (0.01%)          2.31%         40%
Six months ended 1/31/07+     $   6,101    2.25%**      (0.06%)**        2.31%**       15%
---------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND
ADVISOR SHARES
Year ended 12/31/01           $  47,698    1.73%         0.09%           1.76%         80%
1/1/02 to 7/31/02(c)          $  38,419    1.83%**      (0.36%)**        1.98%**       25%
Year ended 7/31/03            $  37,047    1.83%        (0.30%)          1.89%         23%
Year ended 7/31/04            $  39,983    1.80%        (0.20%)          1.80%         17%
Year ended 7/31/05            $  42,656    1.80%        (0.09%)          1.80%         24%
Year ended 7/31/06            $  32,861    1.79%         0.48%           1.81%         40%
Six months ended 1/31/07+     $  34,035    1.76%**       0.45%**         1.81%**       15%
---------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.

                                 154-155 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $13.12        0.09           (1.73)        (1.64)
Year ended 7/31/03          $10.85        0.18(3)         1.14          1.32
Year ended 7/31/04          $11.85        0.15            2.08          2.23
Year ended 7/31/05          $13.52        0.18            1.95          2.13
Year ended 7/31/06          $15.08        0.21            1.07          1.28
Six months ended 1/31/07+   $14.72        0.11            1.61          1.72
---------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
CLASS A SHARES
Year ended 7/31/02          $13.11        0.07           (1.74)        (1.67)
Year ended 7/31/03          $10.83        0.16(3)         1.14          1.30
Year ended 7/31/04          $11.83        0.12            2.08          2.20
Year ended 7/31/05          $13.50        0.14            1.94          2.08
Year ended 7/31/06          $15.05        0.17            1.07          1.24
Six months ended 1/31/07+   $14.69        0.09            1.60          1.69
---------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
CLASS B SHARES
Year ended 7/31/02          $13.24       (0.02)          (1.74)        (1.76)
Year ended 7/31/03          $10.93        0.08(3)         1.15          1.23
Year ended 7/31/04          $11.93        0.03            2.09          2.12
Year ended 7/31/05          $13.61        0.04            1.95          1.99
Year ended 7/31/06          $15.17        0.06            1.08          1.14
Six months ended 1/31/07+   $14.81        0.03            1.62          1.65
---------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
CLASS C SHARES
Year ended 7/31/02          $13.10       (0.03)          (1.73)        (1.76)
Year ended 7/31/03          $10.80        0.08(3)         1.11          1.19
Year ended 7/31/04          $11.76        0.02            2.07          2.09
Year ended 7/31/05          $13.40        0.03            1.94          1.97
Year ended 7/31/06          $14.94        0.06            1.06          1.12
Six months ended 1/31/07+   $14.56        0.04            1.58          1.62
---------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
ADVISOR SHARES
Year ended 7/31/06 (h)      $15.05        0.11            1.09          1.20
Six months ended 1/31/07+   $14.66        0.05            1.62          1.67
---------------------------------------------------------------------------------
                               LESS DIVIDENDS AND
                               DISTRIBUTIONS FROM
                             ----------------------

                                                                         NET         TOTAL
                                                            TOTAL       ASSET        RETURN
                                NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                             INVESTMENT     REALIZED         AND        END OF        SALES
                               INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
---------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
INSTITUTIONAL SHARES
Year ended 7/31/02             (0.10)        (0.53)        (0.63)       $10.85       (12.96%)
Year ended 7/31/03             (0.16)        (0.16)        (0.32)       $11.85        12.53%
Year ended 7/31/04             (0.16)        (0.40)        (0.56)       $13.52        19.22%
Year ended 7/31/05             (0.18)        (0.39)        (0.57)       $15.08        16.07%
Year ended 7/31/06             (0.20)        (1.44)        (1.64)       $14.72         9.29%
Six months ended 1/31/07+      (0.12)        (2.13)        (2.25)       $14.19        12.07%*
---------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
CLASS A SHARES
Year ended 7/31/02             (0.08)        (0.53)        (0.61)       $10.83       (13.24%)
Year ended 7/31/03             (0.14)        (0.16)        (0.30)       $11.83        12.30%
Year ended 7/31/04             (0.13)        (0.40)        (0.53)       $13.50        18.96%
Year ended 7/31/05             (0.14)        (0.39)        (0.53)       $15.05        15.74%
Year ended 7/31/06             (0.16)        (1.44)        (1.60)       $14.69         9.05%
Six months ended 1/31/07+      (0.10)        (2.13)        (2.23)       $14.15        11.90%*
---------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
CLASS B SHARES
Year ended 7/31/02             (0.02)        (0.53)        (0.55)       $10.93       (13.84%)
Year ended 7/31/03             (0.07)        (0.16)        (0.23)       $11.93        11.50%
Year ended 7/31/04             (0.04)        (0.40)        (0.44)       $13.61        18.07%
Year ended 7/31/05             (0.04)        (0.39)        (0.43)       $15.17        14.85%
Year ended 7/31/06             (0.06)        (1.44)        (1.50)       $14.81         8.22%
Six months ended 1/31/07+      (0.04)        (2.13)        (2.17)       $14.29        11.52%*
---------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
CLASS C SHARES
Year ended 7/31/02             (0.01)        (0.53)        (0.54)       $10.80       (13.85%)
Year ended 7/31/03             (0.07)        (0.16)        (0.23)       $11.76        11.28%
Year ended 7/31/04             (0.05)        (0.40)        (0.45)       $13.40        18.07%
Year ended 7/31/05             (0.04)        (0.39)        (0.43)       $14.94        14.96%
Year ended 7/31/06             (0.06)        (1.44)        (1.50)       $14.56         8.21%
Six months ended 1/31/07+      (0.04)        (2.13)        (2.17)       $14.01        11.52%*
---------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
ADVISOR SHARES
Year ended 7/31/06 (h)         (0.15)        (1.44)        (1.59)       $14.66         8.72%
Six months ended 1/31/07+      (0.08)        (2.13)        (2.21)       $14.12        11.81%*
---------------------------------------------------------------------------------------------
                                                 RATIOS/SUPPLEMENTAL DATA
                              ----------------------------------------------------------------
                                          RATIOS OF                    RATIOS OF
                                NET       EXPENSES     RATIOS OF NET    EXPENSES
                               ASSETS,       TO         INVESTMENT         TO
                               END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                               PERIOD        NET        TO AVERAGE         NET       TURNOVER
                               (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
----------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
INSTITUTIONAL SHARES
Year ended 7/31/02             $  80,906   1.16%          0.83%           1.19%         22%
Year ended 7/31/03             $ 335,967   1.08%          1.74%           1.10%         79%
Year ended 7/31/04             $ 632,120   1.07%          1.27%           1.07%         22%
Year ended 7/31/05             $ 574,251   1.07%          1.27%           1.07%         31%
Year ended 7/31/06             $ 581,507   1.07%          1.40%           1.07%         57%
Six months ended 1/31/07+      $ 623,541   1.05%**        1.54%**         1.07%**       23%
----------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
CLASS A SHARES
Year ended 7/31/02             $  12,579   1.40%          0.58%           1.43%         22%
Year ended 7/31/03             $  14,100   1.33%          1.51%           1.36%         79%
Year ended 7/31/04             $  21,738   1.32%          1.00%           1.32%         22%
Year ended 7/31/05             $  24,805   1.32%          1.01%           1.32%         31%
Year ended 7/31/06             $  22,968   1.32%          1.16%           1.32%         57%
Six months ended 1/31/07+      $  26,894   1.30%**        1.28%**         1.32%**       23%
----------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
CLASS B SHARES
Year ended 7/31/02             $   2,862   2.17%         (0.17%)          2.20%         22%
Year ended 7/31/03             $   3,408   2.08%          0.76%           2.11%         79%
Year ended 7/31/04             $   4,807   2.07%          0.27%           2.07%         22%
Year ended 7/31/05             $   5,739   2.07%          0.26%           2.07%         31%
Year ended 7/31/06             $   5,783   2.07%          0.40%           2.07%         57%
Six months ended 1/31/07+      $   6,155   2.05%**        0.54%**         2.07%**       23%
----------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
CLASS C SHARES
Year ended 7/31/02             $     577   2.16%         (0.18%)          2.19%         22%
Year ended 7/31/03             $     884   2.08%          0.75%           2.10%         79%
Year ended 7/31/04             $   1,832   2.06%          0.27%           2.06%         22%
Year ended 7/31/05             $   2,313   2.07%          0.26%           2.07%         31%
Year ended 7/31/06             $   2,227   2.07%          0.41%           2.07%         57%
Six months ended 1/31/07+      $   2,197   2.05%**        0.54%**         2.07%**       23%
----------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP
VALUE FUND
ADVISOR SHARES
Year ended 7/31/06 (h)         $     148   1.57%          0.84%           1.57%         57%
Six months ended 1/31/07+      $     371   1.54%**        0.98%**         1.57%**       23%
----------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 156-157 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM INSTITUTIONAL
SHARES
8/1/02(d) to 7/31/03       $10.00         0.04#           1.35#        1.39
Year ended 7/31/04         $11.35         0.14#           1.31#        1.45
Year ended 7/31/05         $12.49         0.16#           1.94#        2.10
Year ended 7/31/06         $14.36         0.21#           0.52#        0.73
Six months ended 1/31/07+  $14.58         0.08#           1.74 #       1.82
---------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03       $10.00         0.02#           1.33#        1.35
Year ended 7/31/04         $11.33         0.11#           1.30#        1.41
Year ended 7/31/05         $12.45         0.12#           1.95#        2.07
Year ended 7/31/06         $14.32         0.17#           0.51#        0.68
Six months ended 1/31/07+  $14.53         0.06#           1.73#        1.79
---------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03       $10.00        (0.02)#          1.28#        1.26
Year ended 7/31/04         $11.26         0.05#           1.27#        1.32
Year ended 7/31/05         $12.30         0.03#           1.90#        1.93
Year ended 7/31/06         $14.08         0.06#           0.51#        0.57
Six months ended 1/31/07+  $14.24           --#^          1.69#        1.69
---------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03       $10.00        (0.01)#          1.28#        1.27
Year ended 7/31/04         $11.26         0.03#           1.28#        1.31
Year ended 7/31/05         $12.30         0.03#           1.90#        1.93
Year ended 7/31/06         $14.08         0.06#           0.51#        0.57
Six months ended 1/31/07+  $14.24        (0.01)#          1.71#        1.70
---------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)     $14.36         0.15#           0.50#        0.65
Six months ended 1/31/07+  $14.54         0.04#           1.73#        1.77
---------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03       $10.00         0.09#           1.58#        1.67
Year ended 7/31/04         $11.59         0.19#           1.03#        1.22
Year ended 7/31/05         $12.48         0.22#           1.50#        1.72
Year ended 7/31/06         $13.91         0.28#           0.34#        0.62
Six months ended 1/31/07+  $13.98         0.13#           1.37#        1.50
---------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
CLASS A SHARES
8/1/02(d) to 7/31/03       $10.00         0.07#           1.58#        1.65
Year ended 7/31/04         $11.58         0.16#           1.04#        1.20
Year ended 7/31/05         $12.47         0.19#           1.49#        1.68
Year ended 7/31/06         $13.89         0.26#           0.33#        0.59
Six months ended 1/31/07+  $13.96         0.12#           1.36#        1.48
---------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
CLASS B SHARES
8/1/02(d) to 7/31/03       $10.00         0.02#           1.55#        1.57
Year ended 7/31/04         $11.55         0.07#           1.03#        1.10
Year ended 7/31/05         $12.42         0.09#           1.48#        1.57
Year ended 7/31/06         $13.83         0.15#           0.34#        0.49
Six months ended 1/31/07+  $13.90         0.06#           1.35#        1.41
---------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
CLASS C SHARES
8/1/02(d) to 7/31/03       $10.00         0.02#           1.55#        1.57
Year ended 7/31/04         $11.55         0.07#           1.02#        1.09
Year ended 7/31/05         $12.41         0.09#           1.49#        1.58
Year ended 7/31/06         $13.83         0.15#           0.33#        0.48
Six months ended 1/31/07+  $13.89         0.06#           1.35#        1.41
---------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
ADVISOR SHARES
Year ended 7/31/06 (h)     $13.91         0.24#           0.32#        0.56
Six months ended 1/31/07+  $13.95         0.11#           1.35#        1.46
---------------------------------------------------------------------------------
                               LESS DIVIDENDS AND
                               DISTRIBUTIONS FROM
                             ----------------------

                                                                         NET         TOTAL
                                                            TOTAL       ASSET        RETURN
                                NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                             INVESTMENT     REALIZED         AND        END OF        SALES
                               INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
---------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM INSTITUTIONAL
SHARES
8/1/02(d) to 7/31/03          (0.04)           --          (0.04)       $11.35       13.92%*
Year ended 7/31/04            (0.13)        (0.18)         (0.31)       $12.49       12.83%
Year ended 7/31/05            (0.15)        (0.08)         (0.23)       $14.36       16.91%
Year ended 7/31/06            (0.20)        (0.31)         (0.51)       $14.58        5.13%
Six months ended 1/31/07+     (0.08)        (0.42)         (0.50)       $15.90       12.55%*
---------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03          (0.02)           --          (0.02)       $11.33       13.57%*
Year ended 7/31/04            (0.11)        (0.18)         (0.29)       $12.45       12.49%
Year ended 7/31/05            (0.12)        (0.08)         (0.20)       $14.32       16.59%
Year ended 7/31/06            (0.16)        (0.31)         (0.47)       $14.53        4.80%
Six months ended 1/31/07+     (0.06)        (0.42)         (0.48)       $15.84       12.38%*
---------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03             --^           --             --        $11.26       12.65%*
Year ended 7/31/04            (0.10)        (0.18)         (0.28)       $12.30       11.70%
Year ended 7/31/05            (0.07)        (0.08)         (0.15)       $14.08       15.73%
Year ended 7/31/06            (0.10)        (0.31)         (0.41)       $14.24        4.10%
Six months ended 1/31/07+     (0.02)        (0.42)         (0.44)       $15.49       11.94%*
---------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03          (0.01)           --          (0.01)       $11.26       12.74%*
Year ended 7/31/04            (0.09)        (0.18)         (0.27)       $12.30       11.67%
Year ended 7/31/05            (0.07)        (0.08)         (0.15)       $14.08       15.80%
Year ended 7/31/06            (0.10)        (0.31)         (0.41)       $14.24        4.11%
Six months ended 1/31/07+     (0.03)        (0.42)         (0.45)       $15.49       11.96%*
---------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)        (0.16)        (0.31)         (0.47)       $14.54        4.61%
Six months ended 1/31/07+     (0.04)        (0.42)         (0.46)       $15.85       12.17%*
---------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03          (0.08)           --          (0.08)       $11.59       16.78%*
Year ended 7/31/04            (0.19)        (0.14)         (0.33)       $12.48       10.54%
Year ended 7/31/05            (0.21)        (0.08)         (0.29)       $13.91       13.87%
Year ended 7/31/06            (0.28)        (0.27)         (0.55)       $13.98        4.60%
Six months ended 1/31/07+     (0.13)        (0.37)         (0.50)       $14.98       10.85%*
---------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
CLASS A SHARES
8/1/02(d) to 7/31/03          (0.07)           --          (0.07)       $11.58       16.51%*
Year ended 7/31/04            (0.17)        (0.14)         (0.31)       $12.47       10.32%
Year ended 7/31/05            (0.18)        (0.08)         (0.26)       $13.89       13.53%
Year ended 7/31/06            (0.25)        (0.27)         (0.52)       $13.96        4.36%
Six months ended 1/31/07+     (0.12)        (0.37)         (0.49)       $14.95       10.65%*
---------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
CLASS B SHARES
8/1/02(d) to 7/31/03          (0.02)           --          (0.02)       $11.55       15.70%*
Year ended 7/31/04            (0.09)        (0.14)         (0.23)       $12.42        9.47%
Year ended 7/31/05            (0.08)        (0.08)         (0.16)       $13.83       12.68%
Year ended 7/31/06            (0.15)        (0.27)         (0.42)       $13.90        3.63%
Six months ended 1/31/07+     (0.06)        (0.37)         (0.43)       $14.88       10.22%*
---------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
CLASS C SHARES
8/1/02(d) to 7/31/03          (0.02)           --          (0.02)       $11.55       15.71%*
Year ended 7/31/04            (0.09)        (0.14)         (0.23)       $12.41        9.45%
Year ended 7/31/05            (0.08)        (0.08)         (0.16)       $13.83       12.75%
Year ended 7/31/06            (0.15)        (0.27)         (0.42)       $13.89        3.53%
Six months ended 1/31/07+     (0.06)        (0.37)         (0.43)       $14.87       10.24%*
---------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
ADVISOR SHARES
Year ended 7/31/06 (h)        (0.25)        (0.27)         (0.52)       $13.95        4.11%
Six months ended 1/31/07+     (0.10)        (0.37)         (0.47)       $14.94       10.54%*
---------------------------------------------------------------------------------------------

                                                   RATIOS/SUPPLEMENTAL DATA
                                ----------------------------------------------------------------
                                            RATIOS OF                    RATIOS OF
                                  NET       EXPENSES     RATIOS OF NET    EXPENSES
                                 ASSETS,       TO         INVESTMENT         TO
                                 END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                 PERIOD        NET        TO AVERAGE         NET       TURNOVER
                                 (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM INSTITUTIONAL
SHARES
8/1/02(d) to 7/31/03             $  32,421    0.08%**       0.45%**         0.78%**       79%
Year ended 7/31/04               $  52,085    0.08%         1.09%           0.51%         22%
Year ended 7/31/05               $  70,072    0.08%         1.15%           0.47%         35%
Year ended 7/31/06               $ 101,365    0.08%         1.38%           0.48%         14%
Six months ended 1/31/07+        $ 116,157    0.08%**       1.04%**         0.47%**        3%
------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03             $  10,090    0.33%**       0.16%**         1.24%**       79%
Year ended 7/31/04               $  38,249    0.33%         0.80%           0.76%         22%
Year ended 7/31/05               $  47,172    0.33%         0.91%           0.72%         35%
Year ended 7/31/06               $  50,416    0.33%         1.15%           0.72%         14%
Six months ended 1/31/07+        $  56,053    0.33%**       0.78%**         0.72%**        3%
------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03             $   3,587    1.08%**      (0.54%)**        2.06%**       79%
Year ended 7/31/04               $  12,106    1.08%         0.03%           1.51%         22%
Year ended 7/31/05               $  16,203    1.08%         0.15%           1.47%         35%
Year ended 7/31/06               $  16,926    1.08%         0.39%           1.47%         14%
Six months ended 1/31/07+        $  18,697    1.08%**       0.03%**         1.47%**        3%
------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03             $     532    1.08%**      (0.62%)**        2.20%**        79%
Year ended 7/31/04               $   1,916    1.08%         0.06%           1.51%         22%
Year ended 7/31/05               $   2,164    1.08%         0.14%           1.47%         35%
Year ended 7/31/06               $   2,661    1.08%         0.37%           1.47%         14%
Six months ended 1/31/07+        $   2,985    1.08%**      (0.18%)**        1.47%**        3%
------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE
FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)           $     785    0.58%         0.41%           1.00%         14%
Six months ended 1/31/07+        $   1,022    0.58%**       0.56%**         0.97%**        3%
------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03             $  62,677    0.08%**       1.15%**         0.54%**       55%
Year ended 7/31/04               $  82,264    0.08%         1.56%           0.45%         16%
Year ended 7/31/05               $ 110,379    0.08%         1.62%           0.44%         35%
Year ended 7/31/06               $ 135,542    0.08%         2.09%           0.45%         19%
Six months ended 1/31/07+        $ 148,528    0.08%**       1.79%**         0.46%**       11%
------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
CLASS A SHARES
8/1/02(d) to 7/31/03             $  33,806    0.33%**       0.86%**         0.90%**       55%
Year ended 7/31/04               $  94,739    0.33%         1.32%           0.70%         16%
Year ended 7/31/05               $ 125,130    0.33%         1.38%           0.69%         35%
Year ended 7/31/06               $ 128,564    0.33%         1.86%           0.70%         19%
Six months ended 1/31/07+        $ 131,979    0.33%**       1.52%**         0.71%**       11%
------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
CLASS B SHARES
8/1/02(d) to 7/31/03             $  12,606    1.08%**       0.10%**         1.60%**       55%
Year ended 7/31/04               $  39,636    1.08%         0.53%           1.45%         16%
Year ended 7/31/05               $  50,000    1.08%         0.62%           1.44%         35%
Year ended 7/31/06               $  53,395    1.08%         1.10%           1.45%         19%
Six months ended 1/31/07+        $  57,480    1.08%**       0.78%**         1.46%**       11%
------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
CLASS C SHARES
8/1/02(d) to 7/31/03             $   1,386    1.08%**       0.06%**         1.61%**       55%
Year ended 7/31/04               $   8,046    1.08%         0.48%           1.45%         16%
Year ended 7/31/05               $   9,034    1.08%         0.62%           1.44%         35%
Year ended 7/31/06               $   8,196    1.08%         1.11%           1.45%         19%
Six months ended 1/31/07+        $   9,367    1.08%**       0.79%**         1.46%**       11%
------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
AGGRESSIVE FUND SM
ADVISOR SHARES
Year ended 7/31/06 (h)           $   1,370    0.58%         1.48%           0.97%         19%
Six months ended 1/31/07+        $   1,939    0.58%**       1.49%**         0.96%**       11%
------------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 158-159 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
--------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03        $10.00        0.14#           0.92#        1.06
Year ended 7/31/04          $10.93        0.21#           0.76#        0.97
Year ended 7/31/05          $11.57        0.27#           0.97#        1.24
Year ended 7/31/06          $12.52        0.33#           0.15#        0.48
Six months ended 1/31/07+   $12.43        0.17#           0.93#        1.10
--------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
CLASS A SHARES
8/1/02(d) to 7/31/03        $10.00        0.12#           0.92#        1.04
Year ended 7/31/04          $10.93        0.19#           0.74#        0.93
Year ended 7/31/05          $11.56        0.24#           0.96#        1.20
Year ended 7/31/06          $12.50        0.30#           0.15#        0.45
Six months ended 1/31/07+   $12.41        0.15#           0.93#        1.08
--------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
CLASS B SHARES
8/1/02(d) to 7/31/03        $10.00        0.06#           0.89#        0.95
Year ended 7/31/04          $10.89        0.12#           0.73#        0.85
Year ended 7/31/05          $11.51        0.14#           0.97#        1.11
Year ended 7/31/06          $12.45        0.21#           0.14#        0.35
Six months ended 1/31/07+   $12.35        0.10#           0.92#        1.02
--------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
CLASS C SHARES
8/1/02(d) to 7/31/03        $10.00        0.06#           0.90#        0.96
Year ended 7/31/04          $10.90        0.12#           0.73#        0.85
Year ended 7/31/05          $11.51        0.15#           0.96#        1.11
Year ended 7/31/06          $12.45        0.21#           0.14#        0.35
Six months ended 1/31/07+   $12.36        0.10#           0.92#        1.02
--------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
ADVISOR SHARES
Year ended 7/31/06 (h)      $12.52        0.29#           0.11#        0.40
Six months ended 1/31/07+   $12.39        0.13#           0.94#        1.07
--------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03        $10.00        0.18#           0.60#        0.78
Year ended 7/31/04          $10.62        0.27#           0.51#        0.78
Year ended 7/31/05          $10.95        0.27#           0.73#        1.00
Year ended 7/31/06          $11.59        0.34#           0.04#        0.38
Six months ended 1/31/07+   $11.36        0.18#           0.73#        0.91
--------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
CLASS A SHARES
8/1/02(d) to 7/31/03        $10.00        0.15#           0.59#        0.74
Year ended 7/31/04          $10.60        0.22#           0.53#        0.75
Year ended 7/31/05          $10.93        0.25#           0.73#        0.98
Year ended 7/31/06          $11.58        0.32#           0.03#        0.35
Six months ended 1/31/07+   $11.35        0.16#           0.72#        0.88
--------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
CLASS B SHARES
8/1/02(d) to 7/31/03        $10.00        0.10#           0.58#        0.68
Year ended 7/31/04          $10.58        0.14#           0.53#        0.67
Year ended 7/31/05          $10.90        0.17#           0.72#        0.89
Year ended 7/31/06          $11.54        0.24#           0.02#        0.26
Six months ended 1/31/07+   $11.30        0.12#           0.72#        0.84
--------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
CLASS C SHARES
8/1/02(d) to 7/31/03        $10.00        0.09#           0.59#        0.68
Year ended 7/31/04          $10.59        0.14#           0.52#        0.66
Year ended 7/31/05          $10.90        0.17#           0.72#        0.89
Year ended 7/31/06          $11.54        0.24#           0.03#        0.27
Six months ended 1/31/07+   $11.32        0.12#           0.71#        0.83
--------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
ADVISOR SHARES
Year ended 7/31/06 (h)      $11.59        0.25#           0.07#        0.32
Six months ended 1/31/07+   $11.33        0.15#           0.72#        0.87
--------------------------------------------------------------------------------
                                LESS DIVIDENDS AND
                                DISTRIBUTIONS FROM
                              ----------------------

                                                                          NET         TOTAL
                                                             TOTAL       ASSET        RETURN
                                 NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                              INVESTMENT     REALIZED         AND        END OF        SALES
                                INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03            (0.13)           --         (0.13)       $10.93       10.66%*
Year ended 7/31/04              (0.21)        (0.12)        (0.33)       $11.57        8.84%
Year ended 7/31/05              (0.26)        (0.03)        (0.29)       $12.52       10.79%
Year ended 7/31/06              (0.33)        (0.24)        (0.57)       $12.43        3.90%
Six months ended 1/31/07+       (0.17)        (0.30)        (0.47)       $13.06        8.90%*
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
CLASS A SHARES
8/1/02(d) to 7/31/03            (0.11)           --         (0.11)       $10.93       10.48%*
Year ended 7/31/04              (0.18)        (0.12)        (0.30)       $11.56        8.53%
Year ended 7/31/05              (0.23)        (0.03)        (0.26)       $12.50       10.43%
Year ended 7/31/06              (0.30)        (0.24)        (0.54)       $12.41        3.65%
Six months ended 1/31/07+       (0.15)        (0.30)        (0.45)       $13.04        8.77%*
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
CLASS B SHARES
8/1/02(d) to 7/31/03            (0.06)           --         (0.06)       $10.89        9.58%*
Year ended 7/31/04              (0.11)        (0.12)        (0.23)       $11.51        7.80%
Year ended 7/31/05              (0.14)        (0.03)        (0.17)       $12.45        9.58%
Year ended 7/31/06              (0.21)        (0.24)        (0.45)       $12.35        2.82%
Six months ended 1/31/07+       (0.10)        (0.30)        (0.40)       $12.97        8.34%*
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
CLASS C SHARES
8/1/02(d) to 7/31/03            (0.06)           --         (0.06)       $10.90        9.67%*
Year ended 7/31/04              (0.12)        (0.12)        (0.24)       $11.51        7.76%
Year ended 7/31/05              (0.14)        (0.03)        (0.17)       $12.45        9.64%
Year ended 7/31/06              (0.20)        (0.24)        (0.44)       $12.36        2.88%
Six months ended 1/31/07+       (0.10)        (0.30)        (0.40)       $12.98        8.32%*
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
ADVISOR SHARES
Year ended 7/31/06 (h)          (0.29)        (0.24)        (0.53)       $12.39        3.27%
Six months ended 1/31/07+       (0.14)        (0.30)        (0.44)       $13.02        8.67%*
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03            (0.16)           --         (0.16)       $10.62        7.87%*
Year ended 7/31/04              (0.25)        (0.20)        (0.45)       $10.95        7.39%
Year ended 7/31/05              (0.27)        (0.09)        (0.36)       $11.59        9.24%
Year ended 7/31/06              (0.34)        (0.27)        (0.61)       $11.36        3.39%
Six months ended 1/31/07+       (0.18)        (0.33)        (0.51)       $11.76        7.99%*
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
CLASS A SHARES
8/1/02(d) to 7/31/03            (0.14)           --         (0.14)       $10.60        7.51%*
Year ended 7/31/04              (0.22)        (0.20)        (0.42)       $10.93        7.15%
Year ended 7/31/05              (0.24)        (0.09)        (0.33)       $11.58        8.97%
Year ended 7/31/06              (0.31)        (0.27)        (0.58)       $11.35        3.14%
Six months ended 1/31/07+       (0.16)        (0.33)        (0.49)       $11.74        7.77%*
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
CLASS B SHARES
8/1/02(d) to 7/31/03            (0.10)           --         (0.10)       $10.58        6.81%*
Year ended 7/31/04              (0.15)        (0.20)        (0.35)       $10.90        6.35%
Year ended 7/31/05              (0.16)        (0.09)        (0.25)       $11.54        8.10%
Year ended 7/31/06              (0.23)        (0.27)        (0.50)       $11.30        2.28%
Six months ended 1/31/07+       (0.12)        (0.33)        (0.45)       $11.69        7.39%*
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
CLASS C SHARES
8/1/02(d) to 7/31/03            (0.09)         --           (0.09)       $10.59        6.81%*
Year ended 7/31/04              (0.15)        (0.20)        (0.35)       $10.90        6.29%
Year ended 7/31/05              (0.16)        (0.09)        (0.25)       $11.54        8.18%
Year ended 7/31/06              (0.22)        (0.27)        (0.49)       $11.32        2.43%
Six months ended 1/31/07+       (0.12)        (0.33)        (0.45)       $11.70        7.30%*
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
ADVISOR SHARES
Year ended 7/31/06 (h)          (0.31)        (0.27)        (0.58)       $11.33        2.84%
Six months ended 1/31/07+       (0.15)        (0.33)        (0.48)       $11.72        7.65%*
----------------------------------------------------------------------------------------------

                                                 RATIOS/SUPPLEMENTAL DATA
                              ----------------------------------------------------------------
                                          RATIOS OF                    RATIOS OF
                                NET       EXPENSES     RATIOS OF NET    EXPENSES
                               ASSETS,       TO         INVESTMENT         TO
                               END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                               PERIOD        NET        TO AVERAGE         NET       TURNOVER
                               (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03           $  71,538     0.08%**       1.82%**      0.52%**          55%
Year ended 7/31/04             $ 315,055     0.08%         1.76%        0.43%            14%
Year ended 7/31/05             $ 340,163     0.08%         2.17%        0.42%            41%
Year ended 7/31/06             $ 369,903     0.08%         2.70%        0.43%            30%
Six months ended 1/31/07+      $ 378,601     0.08%**       2.52%**      0.43%**          11%
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
CLASS A SHARES
8/1/02(d) to 7/31/03           $  28,991     0.33%**       1.52%**      0.84%**          55%
Year ended 7/31/04             $  98,293     0.33%         1.79%        0.68%            14%
Year ended 7/31/05             $ 106,044     0.33%         1.92%        0.67%            41%
Year ended 7/31/06             $ 100,588     0.33%         2.46%        0.68%            30%
Six months ended 1/31/07+      $  97,010     0.33%**       2.26%**      0.68%**          11%
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
CLASS B SHARES
8/1/02(d) to 7/31/03           $  14,631     1.08%**       0.74%**      1.63%**          55%
Year ended 7/31/04             $  36,778     1.08%         1.05%        1.43%            14%
Year ended 7/31/05             $  44,111     1.08%         1.17%        1.42%            41%
Year ended 7/31/06             $  43,234     1.08%         1.70%        1.43%            30%
Six months ended 1/31/07+      $  44,859     1.08%**       1.52%**      1.43%**          11%
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
CLASS C SHARES
8/1/02(d) to 7/31/03           $   1,335     1.08%**       0.70%**      1.66%**          55%
Year ended 7/31/04             $   7,442     1.08%         1.04%        1.43%            14%
Year ended 7/31/05             $   7,912     1.08%         1.16%        1.42%            41%
Year ended 7/31/06             $   6,495     1.08%         1.70%        1.43%            30%
Six months ended 1/31/07+      $   6,523     1.08%**       1.51%**      1.43%**          11%
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM
ADVISOR SHARES
Year ended 7/31/06 (h)         $     422     0.58%         2.13%        0.94%            30%
Six months ended 1/31/07+      $     428     0.58%**       2.01%**      0.93%**          11%
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03           $  40,412     0.08%**       2.23%**      0.60%**          72%
Year ended 7/31/04             $  38,097     0.08%         2.33%        0.49%            19%
Year ended 7/31/05             $  38,606     0.08%         2.44%        0.47%            38%
Year ended 7/31/06             $  42,683     0.08%         3.05%        0.50%            22%
Six months ended 1/31/07+      $  44,432     0.08%**       2.93%**      0.52%**          17%
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
CLASS A SHARES
8/1/02(d) to 7/31/03           $  19,449     0.33%**       1.82%**      1.04%**          72%
Year ended 7/31/04             $  40,851     0.33%         2.09%        0.74%            19%
Year ended 7/31/05             $  41,446     0.33%         2.18%        0.72%            38%
Year ended 7/31/06             $  37,479     0.33%         2.80%        0.75%            22%
Six months ended 1/31/07+      $  37,455     0.33%**       2.66%**      0.77%**          17%
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
CLASS B SHARES
8/1/02(d) to 7/31/03           $   9,083     1.08%**       1.09%**      1.80%**          72%
Year ended 7/31/04             $  21,122     1.08%         1.31%        1.49%            19%
Year ended 7/31/05             $  22,752     1.08%         1.44%        1.47%            38%
Year ended 7/31/06             $  20,488     1.08%         2.05%        1.50%            22%
Six months ended 1/31/07+      $  19,955     1.08%**       1.93%**      1.52%**          17%
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
CLASS C SHARES
8/1/02(d) to 7/31/03           $   1,017     1.08%**       1.07%**      1.73%**          72%
Year ended 7/31/04             $   3,576     1.08%         1.26%        1.49%            19%
Year ended 7/31/05             $   4,029     1.08%         1.42%        1.47%            38%
Year ended 7/31/06             $   3,058     1.08%         2.05%        1.50%            22%
Six months ended 1/31/07+      $   3,102     1.08%**       1.90%**      1.52%**          17%
----------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY
CONSERVATIVE FUND SM
ADVISOR SHARES
Year ended 7/31/06 (h)         $      62     0.58%         2.76%        1.01%            22%
Six months ended 1/31/07+      $      66     0.58%**       2.42%**      1.02%**          17%
----------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 160-161 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
--------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM INSTITUTIONAL
SHARES
8/1/02(d) to 7/31/03        $10.00        0.23#           0.52#        0.75
Year ended 7/31/04          $10.54        0.31#           0.26#        0.57
Year ended 7/31/05          $10.66        0.31#           0.36#        0.67
Year ended 7/31/06          $10.92        0.40#(3)       (0.09)#       0.31
Six months ended 1/31/07+   $10.72        0.21#           0.42#        0.63
--------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03        $10.00        0.21#           0.51#        0.72
Year ended 7/31/04          $10.53        0.26#           0.28#        0.54
Year ended 7/31/05          $10.64        0.30#           0.34#        0.64
Year ended 7/31/06          $10.90        0.37#(3)        (0.09)#      0.28
Six months ended 1/31/07+   $10.70        0.19#           0.41#        0.60
--------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03        $10.00        0.16#           0.49#        0.65
Year ended 7/31/04          $10.50        0.19#           0.27#        0.46
Year ended 7/31/05          $10.61        0.22#           0.34#        0.56
Year ended 7/31/06          $10.87        0.29#(3)       (0.09)#       0.20
Six months ended 1/31/07+   $10.67        0.15#           0.41#        0.56
--------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03        $10.00        0.15#           0.50#        0.65
Year ended 7/31/04          $10.51        0.18#           0.28#        0.46
Year ended 7/31/05          $10.61        0.23#           0.34#        0.57
Year ended 7/31/06          $10.88        0.29#(3)       (0.11)#       0.18
Six months ended 1/31/07+   $10.67        0.16#           0.41#        0.57
--------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)      $10.92        0.36#(3)       (0.12)#       0.24
Six months ended 1/31/07+   $10.69        0.17#           0.43#        0.60
--------------------------------------------------------------------------------
                                LESS DIVIDENDS AND
                                DISTRIBUTIONS FROM
                              ----------------------

                                                                          NET         TOTAL
                                                             TOTAL       ASSET        RETURN
                                 NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                              INVESTMENT     REALIZED         AND        END OF        SALES
                                INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
---------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM INSTITUTIONAL
SHARES
8/1/02(d) to 7/31/03            (0.21)           --        (0.21)        $10.54       7.58%*
Year ended 7/31/04              (0.29)        (0.16)       (0.45)        $10.66       5.44%
Year ended 7/31/05              (0.32)        (0.09)       (0.41)        $10.92       6.38%
Year ended 7/31/06              (0.40)        (0.11)       (0.51)        $10.72       2.88%
Six months ended 1/31/07+       (0.21)        (0.22)       (0.43)        $10.92       5.90%*
---------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03            (0.19)           --        (0.19)        $10.53       7.31%*
Year ended 7/31/04              (0.27)        (0.16)       (0.43)        $10.64       5.11%
Year ended 7/31/05              (0.29)        (0.09)       (0.38)        $10.90       6.13%
Year ended 7/31/06              (0.37)        (0.11)       (0.48)        $10.70       2.62%
Six months ended 1/31/07+       (0.19)        (0.22)       (0.41)        $10.89       5.69%*
---------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03            (0.15)           --        (0.15)        $10.50       6.54%*
Year ended 7/31/04              (0.19)        (0.16)       (0.35)        $10.61       4.37%
Year ended 7/31/05              (0.21)        (0.09)       (0.30)        $10.87       5.34%
Year ended 7/31/06              (0.29)        (0.11)       (0.40)        $10.67       1.83%
Six months ended 1/31/07+       (0.15)        (0.22)       (0.37)        $10.86       5.30%*
---------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03            (0.14)           --        (0.14)        $10.51       6.58%*
Year ended 7/31/04              (0.20)        (0.16)       (0.36)        $10.61       4.34%
Year ended 7/31/05              (0.21)        (0.09)       (0.30)        $10.88       5.30%
Year ended 7/31/06              (0.28)        (0.11)       (0.39)        $10.67       1.72%
Six months ended 1/31/07+       (0.15)        (0.22)       (0.37)        $10.87       5.35%*
---------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)          (0.36)        (0.11)       (0.47)        $10.69       2.27%
Six months ended 1/31/07+       (0.18)        (0.22)       (0.40)        $10.89       5.66%*
---------------------------------------------------------------------------------------------
                                                  RATIOS/SUPPLEMENTAL DATA
                               ----------------------------------------------------------------
                                           RATIOS OF                    RATIOS OF
                                 NET       EXPENSES     RATIOS OF NET    EXPENSES
                                ASSETS,       TO         INVESTMENT         TO
                                END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                PERIOD        NET        TO AVERAGE         NET       TURNOVER
                                (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
-----------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM INSTITUTIONAL
SHARES
8/1/02(d) to 7/31/03            $  16,014    0.08%**        2.90%**        0.75%**       63%
Year ended 7/31/04              $  14,201    0.08%          2.79%          0.58%         27%
Year ended 7/31/05              $  22,236    0.08%          3.00%          0.54%         46%
Year ended 7/31/06              $  24,385    0.08%          3.72%          0.58%         15%
Six months ended 1/31/07+       $  24,691    0.08%**        3.69%**        0.62%**       15%
-----------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03            $   9,387    0.33%**        2.52%**        1.17%**       63%
Year ended 7/31/04              $  20,461    0.33%          2.59%          0.84%         27%
Year ended 7/31/05              $  20,014    0.33%          2.76%          0.79%         46%
Year ended 7/31/06              $  16,138    0.33%          3.45%          0.82%         15%
Six months ended 1/31/07+       $  15,402    0.33%**        3.43%**        0.87%**       15%
-----------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03            $   8,795    1.08%**        1.75%**        1.86%**       63%
Year ended 7/31/04              $  13,524    1.08%          1.80%          1.58%         27%
Year ended 7/31/05              $  12,688    1.08%          2.01%          1.54%         46%
Year ended 7/31/06              $  10,208    1.08%          2.69%          1.57%         15%
Six months ended 1/31/07+       $  10,084    1.08%**        2.68%**        1.62%**       15%
-----------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03            $   2,203    1.08%**        1.63%**        1.86%**       63%
Year ended 7/31/04              $   6,563    1.08%          1.81%          1.58%         27%
Year ended 7/31/05              $   5,304    1.08%          2.01%          1.54%         46%
Year ended 7/31/06              $   3,816    1.08%          2.68%          1.57%         15%
Six months ended 1/31/07+       $   3,190    1.08%**        2.65%**        1.62%**       15%
-----------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE
FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)          $      45    0.58%          3.36%          1.09%         15%
Six months ended 1/31/07+       $      47    0.58%**        3.18%**        1.12%**       15%
-----------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 162-163 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
INSTITUTIONAL SHARES
Year ended 12/31/01         $ 9.96        0.69            0.59         1.28
1/1/02 to 7/31/02(c)        $10.57        0.32            0.08         0.40
Year ended 7/31/03          $10.63        0.58            0.25         0.83
Year ended 7/31/04          $10.91        0.51            0.25         0.76
Year ended 7/31/05          $11.15        0.51            0.39         0.90
Year ended 7/31/06          $11.54        0.52(3)        (0.23)        0.29
Six months ended 1/31/07+   $11.28        0.28            0.44         0.72
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
CLASS A SHARES
4/1/04(d) to 7/31/04        $11.65        0.17           (0.54)       (0.37)
Year ended 7/31/05          $11.12        0.49            0.38         0.87
Year ended 7/31/06          $11.51        0.48(3)        (0.22)        0.26
Six months ended 1/31/07+   $11.25        0.26            0.44         0.70
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
CLASS B SHARES
4/1/04(d) to 7/31/04        $11.65        0.15           (0.54)       (0.39)
Year ended 7/31/05          $11.12        0.40            0.39         0.79
Year ended 7/31/06          $11.51        0.40(3)        (0.23)        0.17
Six months ended 1/31/07+   $11.25        0.22            0.43         0.65
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
CLASS C SHARES
10/29/01(d) to 12/31/01     $10.53        0.16           (0.10)        0.06
1/1/02 to 7/31/02(c)        $10.50        0.27            0.07         0.34
Year ended 7/31/03          $10.55        0.47            0.24         0.71
Year ended 7/31/04          $10.82        0.39            0.25         0.64
Year ended 7/31/05          $11.05        0.39            0.39         0.78
Year ended 7/31/06          $11.43        0.40(3)        (0.23)        0.17
Six months ended 1/31/07+   $11.17        0.21            0.44         0.65
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
ADVISOR SHARES
Year ended 12/31/01         $ 9.95        0.63            0.60         1.23
1/1/02 to 7/31/02(c)        $10.53        0.28            0.10         0.38
Year ended 7/31/03          $10.60        0.51            0.26         0.77
Year ended 7/31/04          $10.88        0.46            0.25         0.71
Year ended 7/31/05          $11.12        0.45            0.39         0.84
Year ended 7/31/06          $11.50        0.45(3)        (0.22)        0.23
Six months ended 1/31/07+   $11.24        0.25            0.44         0.69
--------------------------------------------------------------------------------
                                   LESS DIVIDENDS AND
                                   DISTRIBUTIONS FROM
                           ----------------------------------
                                                                                NET         TOTAL
                                                                   TOTAL       ASSET        RETURN
                              NET           NET       RETURN     DIVIDENDS     VALUE,     (EXCLUDES
                           INVESTMENT     REALIZED      OF          AND        END OF        SALES
                             INCOME         GAINS    CAPITAL   DISTRIBUTIONS   PERIOD       CHARGE)
------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
INSTITUTIONAL SHARES
Year ended 12/31/01          (0.67)           --        --^       (0.67)       $10.57      13.12%
1/1/02 to 7/31/02(c)         (0.34)           --        --        (0.34)       $10.63       3.82%*
Year ended 7/31/03           (0.55)           --        --        (0.55)       $10.91       7.89%
Year ended 7/31/04           (0.52)           --        --        (0.52)       $11.15       7.04%
Year ended 7/31/05           (0.50)        (0.01)       --        (0.51)       $11.54       8.21%
Year ended 7/31/06           (0.52)        (0.03)       --        (0.55)       $11.28       2.61%
Six months ended 1/31/07+    (0.28)        (0.11)       --        (0.39)       $11.61       6.43%*
------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
CLASS A SHARES
4/1/04(d) to 7/31/04         (0.16)           --        --        (0.16)       $11.12      (3.15%)*
Year ended 7/31/05           (0.47)        (0.01)       --        (0.48)       $11.51       7.96%
Year ended 7/31/06           (0.49)        (0.03)       --        (0.52)       $11.25       2.36%
Six months ended 1/31/07+    (0.26)        (0.11)       --        (0.37)       $11.58       6.31%*
------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
CLASS B SHARES
4/1/04(d) to 7/31/04         (0.14)           --        --        (0.14)       $11.12      (3.36%)*
Year ended 7/31/05           (0.39)        (0.01)       --        (0.40)       $11.51       7.16%
Year ended 7/31/06           (0.40)        (0.03)       --        (0.43)       $11.25       1.60%
Six months ended 1/31/07+    (0.22)        (0.11)       --        (0.33)       $11.57       5.83%*
------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
CLASS C SHARES
10/29/01(d) to 12/31/01      (0.09)           --        --        (0.09)       $10.50       0.62%*
1/1/02 to 7/31/02(c)         (0.29)           --        --        (0.29)       $10.55       3.22%*
Year ended 7/31/03           (0.44)           --        --        (0.44)       $10.82       6.82%
Year ended 7/31/04           (0.41)           --        --        (0.41)       $11.05       6.07%
Year ended 7/31/05           (0.39)        (0.01)       --        (0.40)       $11.43       7.12%
Year ended 7/31/06           (0.40)        (0.03)       --        (0.43)       $11.17       1.62%
Six months ended 1/31/07+    (0.22)        (0.11)       --        (0.33)       $11.49       5.87%*
------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
ADVISOR SHARES
Year ended 12/31/01          (0.65)           --        --^       (0.65)       $10.53      12.64%
1/1/02 to 7/31/02(c)         (0.31)           --        --        (0.31)       $10.60       3.64%*
Year ended 7/31/03           (0.49)           --        --        (0.49)       $10.88       7.36%
Year ended 7/31/04           (0.47)           --        --        (0.47)       $11.12       6.55%
Year ended 7/31/05           (0.45)        (0.01)       --        (0.46)       $11.50       7.70%
Year ended 7/31/06           (0.46)        (0.03)       --        (0.49)       $11.24       2.11%
Six months ended 1/31/07+    (0.25)        (0.11)       --        (0.36)       $11.57       6.18%*
------------------------------------------------------------------------------------------------------
                                                   RATIOS/SUPPLEMENTAL DATA
                               ----------------------------------------------------------------
                                           RATIOS OF                    RATIOS OF
                                 NET       EXPENSES     RATIOS OF NET    EXPENSES
                                ASSETS,       TO         INVESTMENT         TO
                                END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                PERIOD        NET        TO AVERAGE         NET       TURNOVER
                                (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
-----------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
INSTITUTIONAL SHARES
Year ended 12/31/01            $    3,142    1.26%         6.62%           1.28%         34%
1/1/02 to 7/31/02(c)           $   11,491    1.35%**       5.14%**         1.63%**       27%
Year ended 7/31/03             $   67,649    1.35%         5.25%           1.35%         38%
Year ended 7/31/04             $   90,995    1.33%         4.64%           1.33%         36%
Year ended 7/31/05             $   97,921    1.36%         4.47%           1.36%         17%
Year ended 7/31/06             $  107,130    1.31%         4.56%           1.34%          8%
Six months ended 1/31/07+      $  117,729    1.19%**       4.71%**         1.36%**        8%
-----------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
CLASS A SHARES
4/1/04(d) to 7/31/04           $      954    1.63%**       5.02%**         1.63%**       36%
Year ended 7/31/05             $    4,423    1.62%         4.25%           1.62%         17%
Year ended 7/31/06             $    4,429    1.56%         4.30%           1.59%          8%
Six months ended 1/31/07+      $    4,705    1.44%**       4.45%**         1.61%**        8%
-----------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
CLASS B SHARES
4/1/04(d) to 7/31/04           $      389    2.37%**       4.27%**         2.37%**       36%
Year ended 7/31/05             $    1,909    2.37%         3.49%           2.37%         17%
Year ended 7/31/06             $    1,588    2.31%         3.57%           2.34%          8%
Six months ended 1/31/07+      $    1,775    2.19%**       3.72%**         2.36%**        8%
-----------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
CLASS C SHARES
10/29/01(d) to 12/31/01        $    1,755    2.39%**       8.97%**         2.55%**       34%
1/1/02 to 7/31/02(c)           $    8,148    2.37%**       3.97%**         2.66%**       27%
Year ended 7/31/03             $   37,810    2.32%         4.35%           2.35%         38%
Year ended 7/31/04             $   39,298    2.33%         3.62%           2.33%         36%
Year ended 7/31/05             $   29,176    2.35%         3.47%           2.35%         17%
Year ended 7/31/06             $   20,019    2.32%         3.53%           2.34%          8%
Six months ended 1/31/07+      $   18,244    2.19%**       3.69%**         2.36%**        8%
-----------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND
ADVISOR SHARES
Year ended 12/31/01            $   34,105    1.76%         6.12%           1.78%         34%
1/1/02 to 7/31/02(c)           $   31,240    1.85%**       4.49%**         2.07%**       27%
Year ended 7/31/03             $   36,345    1.85%         4.68%           1.88%         38%
Year ended 7/31/04             $   39,982    1.83%         4.12%           1.83%         36%
Year ended 7/31/05             $   32,531    1.85%         3.96%           1.85%         17%
Year ended 7/31/06             $   20,880    1.82%         4.03%           1.84%          8%
Six months ended 1/31/07+      $   20,559    1.69%**       4.20%**         1.86%**        8%
-----------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 164-165 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
INSTITUTIONAL SHARES++
Year ended 7/31/02          $25.47        (0.21)          (7.20)      (7.41)
Year ended 7/31/03          $18.06        (0.12)           0.23        0.11
Year ended 7/31/04          $18.17        (0.19)           1.12        0.93
Year ended 7/31/05          $19.10        (0.15)(3)        2.76        2.61
Year ended 7/31/06          $21.71         0.28(3)         0.83        1.11
Six months ended 1/31/07+   $22.56         0.35            2.10        2.45
---------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
CLASS A SHARES++
Year ended 7/31/02          $25.28        (0.29)          (7.11)      (7.40)
Year ended 7/31/03          $17.88        (0.16)           0.22        0.06
Year ended 7/31/04          $17.94        (0.20)           1.08        0.88
Year ended 7/31/05          $18.82        (0.19)(3)        2.71        2.52
Year ended 7/31/06          $21.34         0.23(3)         0.85        1.08
Six months ended 1/31/07+   $22.18         0.28            2.09        2.37
---------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
CLASS B SHARES++
Year ended 7/31/02          $25.59        (0.34)          (7.40)      (7.74)
Year ended 7/31/03          $17.85        (0.24)           0.16       (0.08)
Year ended 7/31/04          $17.77        (0.31)           1.05        0.74
Year ended 7/31/05          $18.51        (0.33)(3)        2.65        2.32
Year ended 7/31/06          $20.83         0.06(3)         0.80        0.86
Six months ended 1/31/07+   $21.53         0.20            2.02        2.22
---------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
CLASS C SHARES++
Year ended 7/31/02          $24.75        (0.50)          (6.88)      (7.38)
Year ended 7/31/03          $17.37        (0.30)           0.23       (0.07)
Year ended 7/31/04          $17.30        (0.36)           1.07        0.71
Year ended 7/31/05          $18.01        (0.32)(3)        2.58        2.26
Year ended 7/31/06          $20.27         0.07(3)         0.78        0.85
Six months ended 1/31/07+   $20.97         0.18            1.99        2.17
---------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
ADVISOR SHARES++
Year ended 7/31/06 (h)      $21.34         0.15(3)         0.83        0.98
Six months ended 1/31/07+   $22.11         0.26            2.09        2.35
---------------------------------------------------------------------------------
                              LESS DIVIDENDS AND
                              DISTRIBUTIONS FROM
                            ----------------------
                                                                        NET          TOTAL
                                                           TOTAL       ASSET        RETURN
                               NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                            INVESTMENT     REALIZED         AND        END OF        SALES
                              INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
---------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
INSTITUTIONAL SHARES++
Year ended 7/31/02              --          --               --        $18.06       (29.09%)
Year ended 7/31/03              --          --               --        $18.17         0.61%
Year ended 7/31/04              --          --               --        $19.10         5.12%
Year ended 7/31/05              --          --               --        $21.71        13.66%
Year ended 7/31/06           (0.26)         --            (0.26)       $22.56         5.14%
Six months ended 1/31/07+    (0.24)         --            (0.24)       $24.77        10.90%*
---------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
CLASS A SHARES++
Year ended 7/31/02              --          --               --        $17.88       (29.27%)
Year ended 7/31/03              --          --               --        $17.94         0.34%
Year ended 7/31/04              --          --               --        $18.82         4.91%
Year ended 7/31/05              --          --               --        $21.34        13.39%
Year ended 7/31/06           (0.24)         --            (0.24)       $22.18         5.05%
Six months ended 1/31/07+    (0.21)         --            (0.21)       $24.34        10.72%*
---------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
CLASS B SHARES++
Year ended 7/31/02              --          --               --        $17.85       (30.25%)
Year ended 7/31/03              --          --               --        $17.77        (0.45%)
Year ended 7/31/04              --          --               --        $18.51         4.16%
Year ended 7/31/05              --          --               --        $20.83        12.53%
Year ended 7/31/06           (0.16)         --            (0.16)       $21.53         4.13%
Six months ended 1/31/07+    (0.13)         --            (0.13)       $23.62        10.32%*
---------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
CLASS C SHARES++
Year ended 7/31/02              --          --               --        $17.37       (29.82%)
Year ended 7/31/03              --          --               --        $17.30        (0.40%)
Year ended 7/31/04              --          --               --        $18.01         4.10%
Year ended 7/31/05              --          --               --        $20.27        12.55%
Year ended 7/31/06           (0.15)         --            (0.15)       $20.97         4.22%
Six months ended 1/31/07+    (0.13)         --            (0.13)       $23.01        10.37%*
---------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
ADVISOR SHARES++
Year ended 7/31/06 (h)       (0.21)         --            (0.21)       $22.11         4.59%
Six months ended 1/31/07+    (0.19)         --            (0.19)       $24.27        10.63%*
---------------------------------------------------------------------------------------------
                                               RATIOS/SUPPLEMENTAL DATA
                            ----------------------------------------------------------------
                                        RATIOS OF                    RATIOS OF
                              NET       EXPENSES     RATIOS OF NET    EXPENSES
                             ASSETS,       TO         INVESTMENT         TO
                             END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                             PERIOD        NET        TO AVERAGE         NET       TURNOVER
                             (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
--------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
INSTITUTIONAL SHARES++
Year ended 7/31/02          $ 16,623      1.38%         (0.79%)         1.38%          70%
Year ended 7/31/03          $ 14,659      1.47%         (0.67%)         1.63%          50%
Year ended 7/31/04          $  7,166      1.43%         (0.68%)         1.74%          81%
Year ended 7/31/05          $  5,973      1.45%         (0.73%)         1.99%          28%
Year ended 7/31/06          $ 15,759      0.73%          1.25%          2.72%         147%
Six months ended 1/31/07+   $ 19,774      0.73%**        2.66%**        1.78%**        37%
--------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
CLASS A SHARES++
Year ended 7/31/02          $  9,132      1.63%         (1.03%)         1.63%          70%
Year ended 7/31/03          $  8,264      1.72%         (0.92%)         1.89%          50%
Year ended 7/31/04          $  9,391      1.68%         (0.98%)         2.00%          81%
Year ended 7/31/05          $  7,087      1.70%         (0.98%)         2.24%          28%
Year ended 7/31/06          $  4,670      0.98%          1.08%          2.93%         147%
Six months ended 1/31/07+   $  4,413      0.98%**        2.38%**        2.05%**        37%
--------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
CLASS B SHARES++
Year ended 7/31/02          $    285      2.27%         (1.89%)         2.27%          70%
Year ended 7/31/03          $    350      2.47%         (1.68%)         2.63%          50%
Year ended 7/31/04          $    441      2.43%         (1.74%)         2.74%          81%
Year ended 7/31/05          $    311      2.45%         (1.73%)         2.97%          28%
Year ended 7/31/06          $    371      1.73%          0.27%          3.70%         147%
Six months ended 1/31/07+   $    388      1.73%**        1.68%**        2.79%**        37%
--------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
CLASS C SHARES++
Year ended 7/31/02          $    837      2.38%         (1.78%)         2.38%          70%
Year ended 7/31/03          $    727      2.47%         (1.67%)         2.64%          50%
Year ended 7/31/04          $    580      2.43%         (1.71%)         2.75%          81%
Year ended 7/31/05          $    516      2.45%         (1.73%)         3.00%          28%
Year ended 7/31/06          $    389      1.73%          0.32%          3.71%         147%
Six months ended 1/31/07+   $    376      1.73%**        1.58%**        2.80%**        37%
--------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
ADVISOR SHARES++
Year ended 7/31/06 (h)      $     13       1.23%         0.67%          3.35%         147%
Six months ended 1/31/07+   $     15       1.23%**       2.12%**        2.30%**        37%
--------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 166-167 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
----------------------------------------------------------------------------------
TECHNOLOGY FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $10.37        (0.12)         (4.70)       (4.82)
Year ended 7/31/03          $ 5.55        (0.09)(3)       3.26         3.17
Year ended 7/31/04          $ 8.72        (0.11)(3)      (0.15)       (0.26)
Year ended 7/31/05          $ 8.46        (0.13)(3)       1.63         1.50
Year ended 7/31/06          $ 9.96        (0.14)(3)       0.24         0.10
Six months ended 1/31/07+   $10.06        (0.06)          1.22         1.16
----------------------------------------------------------------------------------
TECHNOLOGY FUND
CLASS A SHARES
Year ended 7/31/02          $10.35        (0.13)         (4.70)       (4.83)
Year ended 7/31/03          $ 5.52        (0.11)(3)       3.25         3.14
Year ended 7/31/04          $ 8.66        (0.13)(3)      (0.15)       (0.28)
Year ended 7/31/05          $ 8.38        (0.15)(3)       1.60         1.45
Year ended 7/31/06          $ 9.83        (0.16)(3)       0.24         0.08
Six months ended 1/31/07+   $ 9.91        (0.07)          1.19         1.12
----------------------------------------------------------------------------------
TECHNOLOGY FUND
CLASS B SHARES
Year ended 7/31/02          $10.28        (0.17)         (4.67)       (4.84)
Year ended 7/31/03          $ 5.44        (0.15)(3)       3.18         3.03
Year ended 7/31/04          $ 8.47        (0.20)(3)      (0.13)       (0.33)
Year ended 7/31/05          $ 8.14        (0.21)(3)       1.55         1.34
Year ended 7/31/06          $ 9.48        (0.23)(3)       0.24         0.01
Six months ended 1/31/07+   $ 9.49        (0.11)          1.14         1.03
----------------------------------------------------------------------------------
TECHNOLOGY FUND
CLASS C SHARES
Year ended 7/31/02          $10.24        (0.24)         (4.57)       (4.81)
Year ended 7/31/03          $ 5.43        (0.16)(3)       3.17         3.01
Year ended 7/31/04          $ 8.44        (0.21)(3)      (0.12)       (0.33)
Year ended 7/31/05          $ 8.11        (0.20)(3)       1.54         1.34
Year ended 7/31/06          $ 9.45        (0.23)(3)       0.24         0.01
Six months ended 1/31/07+   $ 9.46        (0.11)          1.14         1.03
----------------------------------------------------------------------------------
TECHNOLOGY FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02      $ 8.91        (0.08)         (3.32)       (3.40)
Year ended 7/31/03          $ 5.51        (0.13)(3)       3.23         3.10
Year ended 7/31/04          $ 8.61        (0.16)(3)      (0.14)       (0.30)
Year ended 7/31/05          $ 8.31        (0.17)(3)       1.59         1.42
Year ended 7/31/06          $ 9.73        (0.19)(3)       0.25         0.06
Six months ended 1/31/07+   $ 9.79        (0.09)          1.18         1.09
----------------------------------------------------------------------------------
                             LESS DIVIDENDS AND
                             DISTRIBUTIONS FROM
                           ----------------------
                                                                       NET         TOTAL
                                                          TOTAL       ASSET        RETURN
                              NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                           INVESTMENT     REALIZED         AND        END OF        SALES
                             INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
--------------------------------------------------------------------------------------------
TECHNOLOGY FUND
INSTITUTIONAL SHARES
Year ended 7/31/02           --            --            --           $ 5.55       (46.48%)
Year ended 7/31/03           --            --            --           $ 8.72        57.12%
Year ended 7/31/04           --            --            --           $ 8.46        (2.98%)
Year ended 7/31/05           --            --            --           $ 9.96        17.73%
Year ended 7/31/06           --            --            --           $10.06         1.00%
Six months ended 1/31/07+    --            --            --           $11.22        11.53%*
--------------------------------------------------------------------------------------------
TECHNOLOGY FUND
CLASS A SHARES
Year ended 7/31/02           --            --            --           $ 5.52       (46.67%)
Year ended 7/31/03           --            --            --           $ 8.66        56.88%
Year ended 7/31/04           --            --            --           $ 8.38        (3.23%)
Year ended 7/31/05           --            --            --           $ 9.83        17.30%
Year ended 7/31/06           --            --            --           $ 9.91         0.81%
Six months ended 1/31/07+    --            --            --           $11.03        11.30%*
--------------------------------------------------------------------------------------------
TECHNOLOGY FUND
CLASS B SHARES
Year ended 7/31/02           --            --            --           $ 5.44       (47.08%)
Year ended 7/31/03           --            --            --           $ 8.47        55.70%
Year ended 7/31/04           --            --            --           $ 8.14        (3.90%)
Year ended 7/31/05           --            --            --           $ 9.48        16.46%
Year ended 7/31/06           --            --            --           $ 9.49         0.11%
Six months ended 1/31/07+    --            --            --           $10.52        10.85%*
--------------------------------------------------------------------------------------------
TECHNOLOGY FUND
CLASS C SHARES
Year ended 7/31/02           --            --            --           $ 5.43       (46.97%)
Year ended 7/31/03           --            --            --           $ 8.44        55.43%
Year ended 7/31/04           --            --            --           $ 8.11        (3.79%)
Year ended 7/31/05           --            --            --           $ 9.45        16.50%
Year ended 7/31/06           --            --            --           $ 9.46         0.11%
Six months ended 1/31/07+    --            --            --           $10.49        10.89%*
--------------------------------------------------------------------------------------------
TECHNOLOGY FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02       --            --            --           $ 5.51       (34.48%)*
Year ended 7/31/03           --            --            --           $ 8.61        56.26%
Year ended 7/31/04           --            --            --           $ 8.31        (3.37%)
Year ended 7/31/05           --            --            --           $ 9.73        16.95%
Year ended 7/31/06           --            --            --           $ 9.79         0.62%
Six months ended 1/31/07+    --            --            --           $10.88        11.13%*
--------------------------------------------------------------------------------------------
                                                RATIOS/SUPPLEMENTAL DATA
                             ----------------------------------------------------------------
                                         RATIOS OF                    RATIOS OF
                               NET       EXPENSES     RATIOS OF NET    EXPENSES
                              ASSETS,       TO         INVESTMENT         TO
                              END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                              PERIOD        NET        TO AVERAGE         NET       TURNOVER
                              (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
---------------------------------------------------------------------------------------------
TECHNOLOGY FUND
INSTITUTIONAL SHARES
Year ended 7/31/02           $ 21,183      1.51%        (1.35%)          1.51%          97%
Year ended 7/31/03           $ 29,573      1.55%        (1.46%)          1.87%         258%
Year ended 7/31/04           $ 37,573      1.20%        (1.07%)          1.55%         191%
Year ended 7/31/05           $ 38,941      1.63%        (1.40%)          1.63%         367%
Year ended 7/31/06           $ 47,523      1.51%        (1.24%)          1.51%         506%
Six months ended 1/31/07+    $ 48,010      1.52%**      (1.13%)**        1.52%**       256%
---------------------------------------------------------------------------------------------
TECHNOLOGY FUND
CLASS A SHARES
Year ended 7/31/02           $  3,256      1.75%        (1.59%)          1.75%          97%
Year ended 7/31/03           $  5,218      1.81%        (1.71%)          2.13%         258%
Year ended 7/31/04           $  7,105      1.45%        (1.31%)          1.80%         191%
Year ended 7/31/05           $  5,699      1.87%        (1.64%)          1.87%         367%
Year ended 7/31/06           $  4,048      1.76%        (1.48%)          1.76%         506%
Six months ended 1/31/07+    $  3,876      1.77%**      (1.38%)**        1.77%**       256%
---------------------------------------------------------------------------------------------
TECHNOLOGY FUND
CLASS B SHARES
Year ended 7/31/02           $    679      2.51%        (2.35%)          2.51%          97%
Year ended 7/31/03           $  1,164      2.55%        (2.45%)          2.87%         258%
Year ended 7/31/04           $  1,436      2.20%        (2.06%)          2.56%         191%
Year ended 7/31/05           $  1,160      2.62%        (2.39%)          2.62%         367%
Year ended 7/31/06           $    935      2.51%        (2.23%)          2.51%         506%
Six months ended 1/31/07+    $    879      2.52%**      (2.13%)**        2.52%**       256%
---------------------------------------------------------------------------------------------
TECHNOLOGY FUND
CLASS C SHARES
Year ended 7/31/02           $     96      2.45%        (2.29%)          2.45%          97%
Year ended 7/31/03           $  1,081      2.47%        (2.37%)          2.82%         258%
Year ended 7/31/04           $  1,757      2.20%        (2.07%)          2.55%         191%
Year ended 7/31/05           $    590      2.60%        (2.37%)          2.60%         367%
Year ended 7/31/06           $    787      2.51%        (2.25%)          2.51%         506%
Six months ended 1/31/07+    $    744      2.52%**      (2.14%)**        2.52%**       256%
---------------------------------------------------------------------------------------------
TECHNOLOGY FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02       $      6      1.95%**      (1.82%)**        1.95%**        97%
Year ended 7/31/03           $     55      1.90%        (1.83%)          2.30%         258%
Year ended 7/31/04           $    247      1.71%        (1.58%)          2.04%         191%
Year ended 7/31/05           $    239      2.12%        (1.89%)          2.12%         367%
Year ended 7/31/06           $  1,919      2.01%        (1.77%)          2.01%         506%
Six months ended 1/31/07+    $  3,759      2.02%**      (1.64%)**        2.02%**       256%
---------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 168-169 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------
INTERNATIONAL EQUITY
INSTITUTIONAL SHARES
Year ended 7/31/02          $ 9.04        0.02             (1.30)      (1.28)
Year ended 7/31/03          $ 7.65        0.06              0.12        0.18
Year ended 7/31/04          $ 7.79        0.06(3)           1.61        1.67
Year ended 7/31/05          $ 9.32        0.13              1.54        1.67
Year ended 7/31/06          $10.79        0.15(3)           2.37        2.52
Six months ended 1/31/07+   $12.83        0.08              1.63        1.71
---------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS A SHARES
Year ended 7/31/02          $ 9.02       (0.04)            (1.24)      (1.28)
Year ended 7/31/03          $ 7.64        0.07              0.12        0.19
Year ended 7/31/04          $ 7.81        0.05(3)           1.59        1.64
Year ended 7/31/05          $ 9.33        0.10              1.54        1.64
Year ended 7/31/06          $10.80        0.13(3)           2.36        2.49
Six months ended 1/31/07+   $12.84        0.03              1.67        1.70
---------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS B SHARES
Year ended 7/31/02          $ 9.06       (0.05)            (1.31)      (1.36)
Year ended 7/31/03          $ 7.60          --^             0.11        0.11
Year ended 7/31/04          $ 7.71       (0.02)(3)          1.59        1.57
Year ended 7/31/05          $ 9.23        0.02              1.52        1.54
Year ended 7/31/06          $10.66        0.04(3)           2.32        2.36
Six months ended 1/31/07+   $12.64          --^             1.62        1.62
---------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS C SHARES
Year ended 7/31/02          $ 8.82       (0.08)            (1.24)      (1.32)
Year ended 7/31/03          $ 7.40        0.02              0.08        0.10
Year ended 7/31/04          $ 7.50       (0.02)(3)          1.54        1.52
Year ended 7/31/05          $ 8.99        0.02              1.49        1.51
Year ended 7/31/06          $10.39        0.03(3)           2.28        2.31
Six months ended 1/31/07+   $12.31       (0.01)             1.59        1.58
---------------------------------------------------------------------------------
INTERNATIONAL EQUITY
ADVISOR SHARES
11/10/03(d) to 7/31/04      $ 8.67        0.02(3)           0.65        0.67
Year ended 7/31/05          $ 9.31        0.08              1.54        1.62
Year ended 7/31/06          $10.78        0.08(3)           2.37        2.45
Six months ended 1/31/07+   $12.83        0.02              1.66        1.68
---------------------------------------------------------------------------------
                              LESS DIVIDENDS AND
                              DISTRIBUTIONS FROM
                            ----------------------
                                                                        NET         TOTAL
                                                           TOTAL       ASSET        RETURN
                               NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                            INVESTMENT     REALIZED         AND        END OF        SALES
                              INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
---------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
INSTITUTIONAL SHARES
Year ended 7/31/02            (0.11)          --          (0.11)       $ 7.65       (14.30%)
Year ended 7/31/03            (0.04)          --          (0.04)       $ 7.79         2.47%
Year ended 7/31/04            (0.14)          --          (0.14)       $ 9.32        21.56%
Year ended 7/31/05            (0.20)          --          (0.20)       $10.79        17.99%
Year ended 7/31/06            (0.20)       (0.28)         (0.48)       $12.83        23.86%
Six months ended 1/31/07+     (0.11)       (0.27)         (0.38)       $14.16        13.43%*
---------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS A SHARES
Year ended 7/31/02            (0.10)          --          (0.10)       $ 7.64       (14.23%)
Year ended 7/31/03            (0.02)          --          (0.02)       $ 7.81         2.52%
Year ended 7/31/04            (0.12)          --          (0.12)       $ 9.33        21.11%
Year ended 7/31/05            (0.17)          --          (0.17)       $10.80        17.79%
Year ended 7/31/06            (0.17)       (0.28)         (0.45)       $12.84        23.53%
Six months ended 1/31/07+     (0.10)       (0.27)         (0.37)       $14.17        13.32%*
---------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS B SHARES
Year ended 7/31/02            (0.10)          --          (0.10)       $ 7.60       (15.11%)
Year ended 7/31/03               --           --             --        $ 7.71         1.45%
Year ended 7/31/04            (0.05)          --          (0.05)       $ 9.23        20.43%
Year ended 7/31/05            (0.11)          --          (0.11)       $10.66        16.76%
Year ended 7/31/06            (0.10)       (0.28)         (0.38)       $12.64        22.59%
Six months ended 1/31/07+     (0.06)       (0.27)         (0.33)       $13.93        12.91%*
---------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS C SHARES
Year ended 7/31/02            (0.10)          --          (0.10)       $ 7.40       (15.07%)
Year ended 7/31/03               --           --             --        $ 7.50         1.35%
Year ended 7/31/04            (0.03)          --          (0.03)       $ 8.99        20.32%
Year ended 7/31/05            (0.11)          --          (0.11)       $10.39        16.83%
Year ended 7/31/06            (0.11)       (0.28)         (0.39)       $12.31        22.61%
Six months ended 1/31/07+     (0.06)       (0.27)         (0.33)       $13.56        12.90%*
---------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
ADVISOR SHARES
11/10/03(d) to 7/31/04        (0.03)          --          (0.03)       $ 9.31         7.70%*
Year ended 7/31/05            (0.15)          --          (0.15)       $10.78        17.43%
Year ended 7/31/06            (0.12)       (0.28)         (0.40)       $12.83        23.18%
Six months ended 1/31/07+     (0.09)       (0.27)         (0.36)       $14.15        13.14%*
---------------------------------------------------------------------------------------------
                                                RATIOS/SUPPLEMENTAL DATA
                             ----------------------------------------------------------------
                                         RATIOS OF                    RATIOS OF
                               NET       EXPENSES     RATIOS OF NET    EXPENSES
                              ASSETS,       TO         INVESTMENT         TO
                              END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                              PERIOD        NET        TO AVERAGE         NET       TURNOVER
                              (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
---------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
INSTITUTIONAL SHARES
Year ended 7/31/02           $  148,593    1.38%          0.17%          1.38%         23%
Year ended 7/31/03           $  159,160    1.42%          0.96%          1.45%         44%
Year ended 7/31/04           $  324,852    1.36%          0.61%          1.42%         50%
Year ended 7/31/05           $  282,476    1.35%          1.15%          1.39%         21%
Year ended 7/31/06           $  434,572    1.35%          1.24%          1.37%         23%
Six months ended 1/31/07+    $  448,824    1.35%**        0.74%**        1.37%**        7%
---------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS A SHARES
Year ended 7/31/02           $    4,105    1.62%          0.17%          1.62%         23%
Year ended 7/31/03           $    5,489    1.67%          0.88%          1.69%         44%
Year ended 7/31/04           $   22,999    1.61%          0.51%          1.67%         50%
Year ended 7/31/05           $   20,509    1.60%          0.88%          1.64%         21%
Year ended 7/31/06           $   27,725    1.60%          1.03%          1.62%         23%
Six months ended 1/31/07+    $   28,826    1.60%**        0.50%**        1.62%**        7%
---------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS B SHARES
Year ended 7/31/02           $      246    2.38%         (0.79%)         2.38%         23%
Year ended 7/31/03           $      340    2.42%          0.01%          2.45%         44%
Year ended 7/31/04           $      793    2.36%         (0.21%)         2.42%         50%
Year ended 7/31/05           $    1,280    2.35%          0.23%          2.39%         21%
Year ended 7/31/06           $    2,060    2.35%          0.32%          2.37%         23%
Six months ended 1/31/07+    $    2,446    2.35%**       (0.28%)**       2.37%**        7%
---------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS C SHARES
Year ended 7/31/02           $      127    2.38%         (0.94%)         2.38%         23%
Year ended 7/31/03           $      304    2.39%          0.64%          2.44%         44%
Year ended 7/31/04           $      555    2.36%         (0.22%)         2.42%         50%
Year ended 7/31/05           $      962    2.35%          0.26%          2.39%         21%
Year ended 7/31/06           $    1,139    2.35%          0.29%          2.37%         23%
Six months ended 1/31/07+    $    1,021    2.35%**       (0.21%)**       2.37%**        7%
---------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
ADVISOR SHARES
11/10/03(d) to 7/31/04       $   12,360    1.85%**        0.31%**        1.92%**       50%
Year ended 7/31/05           $   12,315    1.85%          0.64%          1.89%         21%
Year ended 7/31/06           $    9,631    1.85%          0.68%          1.88%         23%
Six months ended 1/31/07+    $    9,769    1.85%**       (0.24%)**       1.87%**        7%
---------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 170-171 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------
HIGH YIELD BOND FUND
INSTITUTIONAL SHARES
11/29/05 (d) to 7/31/06    $10.00         0.44            (0.28)       0.16
Six months ended 1/31/07+  $ 9.74         0.38             0.31        0.69
---------------------------------------------------------------------------------
HIGH YIELD BOND FUND
CLASS A SHARES
11/29/05 (d) to 7/31/06    $10.00         0.41            (0.27)       0.14
Six months ended 1/31/07+  $ 9.74         0.36             0.32        0.68
---------------------------------------------------------------------------------
HIGH YIELD BOND FUND
CLASS B SHARES
11/29/05 (d) to 7/31/06    $10.00         0.33            (0.24)       0.09
Six months ended 1/31/07+  $ 9.73         0.30             0.34        0.64
---------------------------------------------------------------------------------
HIGH YIELD BOND FUND
CLASS C SHARES
11/29/05 (d) to 7/31/06    $10.00         0.35            (0.25)       0.10
Six months ended 1/31/07+  $ 9.74         0.29             0.35        0.64
---------------------------------------------------------------------------------
HIGH YIELD BOND FUND
ADVISOR SHARES
11/29/05 (d) to 7/31/06    $10.00         0.39            (0.26)       0.13
Six months ended 1/31/07+  $ 9.74         0.32             0.35        0.67
---------------------------------------------------------------------------------
BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02         $ 9.97         0.50            (0.01)       0.49
Year ended 7/31/03         $ 9.93         0.39             0.09        0.48
Year ended 7/31/04         $ 9.96         0.28             0.14        0.42
Year ended 7/31/05         $10.02         0.34             0.10        0.44
Year ended 7/31/06         $10.07         0.42            (0.30)       0.12
Six months ended 1/31/07+  $ 9.68         0.22             0.11        0.33
---------------------------------------------------------------------------------
BOND FUND
CLASS A SHARES
Year ended 7/31/02         $ 9.95         0.51            (0.03)       0.48
Year ended 7/31/03         $ 9.92         0.37             0.08        0.45
Year ended 7/31/04         $ 9.95         0.25             0.16        0.41
Year ended 7/31/05         $10.02         0.30             0.11        0.41
Year ended 7/31/06         $10.07         0.39            (0.30)       0.09
Six months ended 1/31/07+  $ 9.68         0.22             0.10        0.32
---------------------------------------------------------------------------------
BOND FUND
CLASS B SHARES
10/29/01(d) to 7/31/02     $10.13         0.29            (0.17)       0.12
Year ended 7/31/03         $ 9.93         0.28             0.08        0.36
Year ended 7/31/04         $ 9.95         0.15             0.18        0.33
Year ended 7/31/05         $10.02         0.23             0.10        0.33
Year ended 7/31/06         $10.07         0.32            (0.30)       0.02
Six months ended 1/31/07+  $ 9.68         0.18             0.10        0.28
---------------------------------------------------------------------------------
BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02     $10.13         0.27            (0.16)       0.11
Year ended 7/31/03         $ 9.93         0.29             0.08        0.37
Year ended 7/31/04         $ 9.96         0.17             0.15        0.32
Year ended 7/31/05         $10.02         0.23             0.10        0.33
Year ended 7/31/06         $10.07         0.31            (0.28)       0.03
Six months ended 1/31/07+  $ 9.69         0.18             0.09        0.27
---------------------------------------------------------------------------------
BOND FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02     $10.13         0.35            (0.19)       0.16
Year ended 7/31/03         $ 9.93         0.34             0.08        0.42
Year ended 7/31/04         $ 9.96         0.23             0.14        0.37
Year ended 7/31/05         $10.02         0.28             0.11        0.39
Year ended 7/31/06         $10.07         0.36            (0.30)       0.06
Six months ended 1/31/07+  $ 9.68         0.20             0.10        0.30
---------------------------------------------------------------------------------
                                LESS DIVIDENDS AND
                                DISTRIBUTIONS FROM
                              ----------------------
                                                                          NET         TOTAL
                                                             TOTAL       ASSET        RETURN
                                 NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                              INVESTMENT     REALIZED         AND        END OF        SALES
                                INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
INSTITUTIONAL SHARES
11/29/05 (d) to 7/31/06        (0.42)            --         (0.42)       $ 9.74       1.59%*
Six months ended 1/31/07+      (0.35)         (0.03)        (0.38)       $10.05       7.26%*
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
CLASS A SHARES
11/29/05 (d) to 7/31/06        (0.40)            --         (0.40)       $ 9.74       1.44%*
Six months ended 1/31/07+      (0.34)         (0.03)        (0.37)       $10.05       7.11%*
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
CLASS B SHARES
11/29/05 (d) to 7/31/06        (0.36)            --         (0.36)       $ 9.73       0.91%*
Six months ended 1/31/07+      (0.30)         (0.03)        (0.33)       $10.04       6.74%*
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
CLASS C SHARES
11/29/05 (d) to 7/31/06        (0.36)            --         (0.36)       $ 9.74       0.94%*
Six months ended 1/31/07+      (0.30)         (0.03)        (0.33)       $10.05       6.73%*
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
ADVISOR SHARES
11/29/05 (d) to 7/31/06        (0.39)            --         (0.39)       $ 9.74       1.26%*
Six months ended 1/31/07+      (0.33)         (0.03)        (0.36)       $10.05       6.99%*
-----------------------------------------------------------------------------------------------
BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02             (0.53)            --         (0.53)       $ 9.93       5.06%
Year ended 7/31/03             (0.45)            --         (0.45)       $ 9.96       4.79%
Year ended 7/31/04             (0.36)            --         (0.36)       $10.02       4.26%
Year ended 7/31/05             (0.38)         (0.01)        (0.39)       $10.07       4.43%
Year ended 7/31/06             (0.45)         (0.06)        (0.51)       $ 9.68       1.21%
Six months ended 1/31/07+      (0.23)            --         (0.23)       $ 9.78       3.43%*
-----------------------------------------------------------------------------------------------
BOND FUND
CLASS A SHARES
Year ended 7/31/02             (0.51)            --         (0.51)       $ 9.92       4.91%
Year ended 7/31/03             (0.42)            --         (0.42)       $ 9.95       4.62%
Year ended 7/31/04             (0.34)            --         (0.34)       $10.02       4.00%
Year ended 7/31/05             (0.35)         (0.01)        (0.36)       $10.07       4.17%
Year ended 7/31/06             (0.42)         (0.06)        (0.48)       $ 9.68       0.97%
Six months ended 1/31/07+      (0.22)            --         (0.22)       $ 9.78       3.28%*
-----------------------------------------------------------------------------------------------
BOND FUND
CLASS B SHARES
10/29/01(d) to 7/31/02         (0.32)            --         (0.32)       $ 9.93       1.22%*
Year ended 7/31/03             (0.34)            --         (0.34)       $ 9.95       3.74%
Year ended 7/31/04             (0.26)            --         (0.26)       $10.02       3.19%
Year ended 7/31/05             (0.27)         (0.01)        (0.28)       $10.07       3.38%
Year ended 7/31/06             (0.35)         (0.06)        (0.41)       $ 9.68       0.20%
Six months ended 1/31/07+      (0.18)            --         (0.18)       $ 9.78       2.89%*
-----------------------------------------------------------------------------------------------
BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02         (0.31)            --         (0.31)       $ 9.93       1.20%*
Year ended 7/31/03             (0.34)            --         (0.34)       $ 9.96       3.75%
Year ended 7/31/04             (0.26)            --         (0.26)       $10.02       3.20%
Year ended 7/31/05             (0.27)         (0.01)        (0.28)       $10.07       3.37%
Year ended 7/31/06             (0.35)         (0.06)        (0.41)       $ 9.69       0.30%
Six months ended 1/31/07+      (0.18)            --         (0.18)       $ 9.78       2.79%*
-----------------------------------------------------------------------------------------------
BOND FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02         (0.36)            --         (0.36)       $ 9.93       1.69%*
Year ended 7/31/03             (0.39)            --         (0.39)       $ 9.96       4.25%
Year ended 7/31/04             (0.31)            --         (0.31)       $10.02       3.73%
Year ended 7/31/05             (0.33)         (0.01)        (0.34)       $10.07       3.90%
Year ended 7/31/06             (0.39)         (0.06)        (0.45)       $ 9.68       0.69%
Six months ended 1/31/07+      (0.20)            --         (0.20)       $ 9.78       3.14%*
-----------------------------------------------------------------------------------------------
                                                  RATIOS/SUPPLEMENTAL DATA
                               ----------------------------------------------------------------
                                           RATIOS OF                    RATIOS OF
                                 NET       EXPENSES     RATIOS OF NET    EXPENSES
                                ASSETS,       TO         INVESTMENT         TO
                                END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                PERIOD        NET        TO AVERAGE         NET       TURNOVER
                                (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
INSTITUTIONAL SHARES
11/29/05 (d) to 7/31/06        $   66,033    0.74%**        6.77%**        1.15%**       41%
Six months ended 1/31/07+      $   65,928    0.74%**        6.96%**        1.12%**       29%
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
CLASS A SHARES
11/29/05 (d) to 7/31/06        $      227    0.99%**        6.74%**        2.98%**       41%
Six months ended 1/31/07+      $      162    0.99%**        6.70%**        1.37%**       29%
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
CLASS B SHARES
11/29/05 (d) to 7/31/06        $       96    1.74%**        5.98%**        7.16%**       41%
Six months ended 1/31/07+      $      104    1.74%**        5.96%**        2.13%**       29%
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
CLASS C SHARES
11/29/05 (d) to 7/31/06        $       55    1.74%**        5.93%**        8.04%**       41%
Six months ended 1/31/07+      $       58    1.74%**        5.96%**        2.12%**       29%
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
ADVISOR SHARES
11/29/05 (d) to 7/31/06        $       10    1.24%**        5.98%**       24.09%**       41%
Six months ended 1/31/07+      $       10    1.24%**        6.45%**        1.62%**       29%
-----------------------------------------------------------------------------------------------
BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02             $  403,677    0.81%          4.74%          0.90%        229%
Year ended 7/31/03             $  303,450    0.80%          3.86%          0.89%        332%
Year ended 7/31/04             $  277,706    0.79%          2.75%          0.90%        389%
Year ended 7/31/05             $  292,043    0.78%          3.28%          0.91%        385%
Year ended 7/31/06             $  252,145    0.74%          4.23%          0.90%        352%
Six months ended 1/31/07+      $  266,900    0.72%**        4.49%**        0.91%**       34%
-----------------------------------------------------------------------------------------------
BOND FUND
CLASS A SHARES
Year ended 7/31/02             $   19,949    1.06%          4.47%          1.16%        229%
Year ended 7/31/03             $   20,572    1.05%          3.57%          1.14%        332%
Year ended 7/31/04             $   22,559    1.04%          2.51%          1.15%        389%
Year ended 7/31/05             $   15,876    1.03%          3.01%          1.16%        385%
Year ended 7/31/06             $   11,657    0.99%          3.97%          1.15%        352%
Six months ended 1/31/07+      $   10,363    0.97%**        4.24%**        1.16%**       34%
-----------------------------------------------------------------------------------------------
BOND FUND
CLASS B SHARES
10/29/01(d) to 7/31/02         $    6,857    1.81%**        3.70%**        1.93%**      229%
Year ended 7/31/03             $    7,418    1.80%          2.81%          1.89%        332%
Year ended 7/31/04             $    4,512    1.79%          1.76%          1.90%        389%
Year ended 7/31/05             $    3,907    1.78%          2.27%          1.91%        385%
Year ended 7/31/06             $    2,655    1.74%          3.20%          1.91%        352%
Six months ended 1/31/07+      $    2,450    1.72%**        3.49%**        1.91%**       34%
-----------------------------------------------------------------------------------------------
BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02         $    1,194    1.81%**        3.68%**        1.92%**      229%
Year ended 7/31/03             $    1,246    1.80%          2.79%          1.89%        332%
Year ended 7/31/04             $      768    1.79%          1.76%          1.90%        389%
Year ended 7/31/05             $      649    1.78%          2.26%          1.91%        385%
Year ended 7/31/06             $      315    1.74%          3.16%          1.91%        352%
Six months ended 1/31/07+      $      251    1.72%**        3.49%**        1.91%**       34%
-----------------------------------------------------------------------------------------------
BOND FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02         $      723    1.31%**        4.21%**        1.46%**      229%
Year ended 7/31/03             $      737    1.30%          3.34%          1.39%        332%
Year ended 7/31/04             $      655    1.29%          2.25%          1.40%        389%
Year ended 7/31/05             $      622    1.28%          2.77%          1.41%        385%
Year ended 7/31/06             $      260    1.24%          3.65%          1.40%        352%
Six months ended 1/31/07+      $      235    1.22%**        3.99%**        1.41%**       34%
-----------------------------------------------------------------------------------------------

                       See notes to financial highlights
                       and notes to financial statements.


                                 172-173 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $ 9.90        0.47            0.11         0.58
Year ended 7/31/03          $ 9.98        0.38            0.10         0.48
Year ended 7/31/04          $10.04        0.31           (0.04)        0.27
Year ended 7/31/05          $ 9.93        0.37           (0.08)        0.29
Year ended 7/31/06          $ 9.80        0.43(3)        (0.27)        0.16
Six months ended 1/31/07+   $ 9.51        0.25            0.08         0.33
---------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
CLASS A SHARES
Year ended 7/31/02          $ 9.93        0.50            0.06         0.56
Year ended 7/31/03          $10.01        0.36            0.09         0.45
Year ended 7/31/04          $10.06        0.29           (0.04)        0.25
Year ended 7/31/05          $ 9.95        0.34           (0.08)        0.26
Year ended 7/31/06          $ 9.82        0.40(3)        (0.26)        0.14
Six months ended 1/31/07+   $ 9.54        0.21            0.10         0.31
---------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
CLASS B SHARES
10/29/01(d) to 7/31/02      $10.08        0.29           (0.10)        0.19
Year ended 7/31/03          $ 9.96        0.29            0.09         0.38
Year ended 7/31/04          $10.01        0.24           (0.03)        0.21
Year ended 7/31/05          $ 9.90        0.34           (0.08)        0.26
Year ended 7/31/06          $ 9.77        0.40(3)        (0.26)        0.14
Six months ended 1/31/07+   $ 9.49        0.21            0.09         0.30
---------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02      $10.08        0.27           (0.07)        0.20
Year ended 7/31/03          $ 9.98        0.30            0.08         0.38
Year ended 7/31/04          $10.03        0.20           (0.03)        0.17
Year ended 7/31/05          $ 9.92        0.26           (0.07)        0.19
Year ended 7/31/06          $ 9.79        0.33(3)        (0.26)        0.07
Six months ended 1/31/07+   $ 9.51        0.19            0.08         0.27
---------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
ADVISOR SHARES
Year ended 7/31/06 (h)      $ 9.80        0.39(3)        (0.28)        0.11
Six months ended 1/31/07+   $ 9.51        0.20            0.09         0.29
---------------------------------------------------------------------------------
                               LESS DIVIDENDS AND
                               DISTRIBUTIONS FROM
                             ----------------------
                                                                         NET          TOTAL
                                                            TOTAL       ASSET        RETURN
                                NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                             INVESTMENT     REALIZED         AND        END OF        SALES
                               INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
--------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02             (0.50)        --            (0.50)       $ 9.98       6.15%
Year ended 7/31/03             (0.42)        --            (0.42)       $10.04       4.77%
Year ended 7/31/04             (0.38)        --            (0.38)       $ 9.93       2.71%
Year ended 7/31/05             (0.42)        --            (0.42)       $ 9.80       2.85%
Year ended 7/31/06             (0.45)        --            (0.45)       $ 9.51       1.65%
Six months ended 1/31/07+      (0.24)        --            (0.24)       $ 9.60       3.44%*
--------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
CLASS A SHARES
Year ended 7/31/02             (0.48)        --            (0.48)       $10.01       5.78%
Year ended 7/31/03             (0.40)        --            (0.40)       $10.06       4.52%
Year ended 7/31/04             (0.36)        --            (0.36)       $ 9.95       2.45%
Year ended 7/31/05             (0.39)        --            (0.39)       $ 9.82       2.67%
Year ended 7/31/06             (0.42)        --            (0.42)       $ 9.54       1.48%
Six months ended 1/31/07+      (0.22)        --            (0.22)       $ 9.63       3.30%*
--------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
CLASS B SHARES
10/29/01(d) to 7/31/02         (0.31)        --            (0.31)       $ 9.96       1.92%*
Year ended 7/31/03             (0.33)        --            (0.33)       $10.01       3.78%
Year ended 7/31/04             (0.32)        --            (0.32)       $ 9.90       2.06%
Year ended 7/31/05             (0.39)        --            (0.39)       $ 9.77       2.58%
Year ended 7/31/06             (0.42)        --            (0.42)       $ 9.49       1.49%
Six months ended 1/31/07+      (0.22)        --            (0.22)       $ 9.57       3.22%*
--------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02         (0.30)        --            (0.30)       $ 9.98       2.02%*
Year ended 7/31/03             (0.33)        --            (0.33)       $10.03       3.78%
Year ended 7/31/04             (0.28)        --            (0.28)       $ 9.92       1.72%
Year ended 7/31/05             (0.32)        --            (0.32)       $ 9.79       1.91%
Year ended 7/31/06             (0.35)        --            (0.35)       $ 9.51       0.72%
Six months ended 1/31/07+      (0.19)        --            (0.19)       $ 9.59       2.82%*
--------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
ADVISOR SHARES
Year ended 7/31/06 (h)         (0.40)        --            (0.40)       $ 9.51       1.17%
Six months ended 1/31/07+      (0.21)        --            (0.21)       $ 9.59       3.10%*
--------------------------------------------------------------------------------------------
                                                   RATIOS/SUPPLEMENTAL DATA
                                ----------------------------------------------------------------
                                            RATIOS OF                    RATIOS OF
                                  NET       EXPENSES     RATIOS OF NET    EXPENSES
                                 ASSETS,       TO         INVESTMENT         TO
                                 END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                 PERIOD        NET        TO AVERAGE         NET       TURNOVER
                                 (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02              $ 799,642     0.77%         4.53%           0.82%         229%
Year ended 7/31/03              $ 772,536     0.76%         3.72%           0.81%         252%
Year ended 7/31/04              $ 676,344     0.76%         3.13%           0.81%         189%
Year ended 7/31/05              $ 544,101     0.76%         3.69%           0.82%         104%
Year ended 7/31/06              $ 440,962     0.72%         4.42%           0.83%         154%
Six months ended 1/31/07+       $ 434,349     0.70%**       4.79%**         0.84%**       122%
------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
CLASS A SHARES
Year ended 7/31/02              $  31,977     1.02%         4.25%           1.07%         229%
Year ended 7/31/03              $  36,471     1.01%         3.45%           1.06%         252%
Year ended 7/31/04              $  37,500     1.01%         2.88%           1.07%         189%
Year ended 7/31/05              $  29,798     1.01%         3.43%           1.07%         104%
Year ended 7/31/06              $  23,075     0.97%         4.17%           1.08%         154%
Six months ended 1/31/07+       $  19,919     0.95%**       4.54%**         1.09%**       122%
------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
CLASS B SHARES
10/29/01(d) to 7/31/02          $   2,580     1.77%**       3.45%**         1.84%**       229%
Year ended 7/31/03              $   5,564     1.76%         2.64%           1.81%         252%
Year ended 7/31/04              $   3,982     1.46%         2.42%           1.81%         189%
Year ended 7/31/05              $   3,316     1.01%         3.44%           1.82%         104%
Year ended 7/31/06              $   2,232     0.97%         4.16%           1.83%         154%
Six months ended 1/31/07+       $   2,052     0.95%**       4.54%**         1.84%**       122%
------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02          $     797     1.77%**       3.48%**         1.84%**       229%
Year ended 7/31/03              $   2,319     1.76%         2.59%           1.81%         252%
Year ended 7/31/04              $   1,620     1.76%         2.12%           1.81%         189%
Year ended 7/31/05              $   1,096     1.76%         2.67%           1.82%         104%
Year ended 7/31/06              $     741     1.72%         3.41%           1.83%         154%
Six months ended 1/31/07+       $     715     1.70%**       3.79%**         1.84%**       122%
------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
ADVISOR SHARES
Year ended 7/31/06 (h)          $      13     1.20%         4.10%           1.29%         154%
Six months ended 1/31/07+       $      64     1.20%**       4.31%**         1.34%**       122%
------------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 174-175 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------
SHORT TERM BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $ 9.83        0.41             0.07        0.48
Year ended 7/31/03          $ 9.82        0.28             0.03        0.31
Year ended 7/31/04          $ 9.75        0.19(3)         (0.06)       0.13
Year ended 7/31/05          $ 9.57        0.20            (0.08)       0.12
Year ended 7/31/06          $ 9.37        0.31            (0.06)       0.25
Six months ended 1/31/07+   $ 9.25        0.19             0.04        0.23
---------------------------------------------------------------------------------
SHORT TERM BOND FUND
CLASS A SHARES
Year ended 7/31/02          $ 9.82        0.43             0.03        0.46
Year ended 7/31/03          $ 9.81        0.28             0.02        0.30
Year ended 7/31/04          $ 9.74        0.18(3)         (0.07)       0.11
Year ended 7/31/05          $ 9.56        0.19            (0.09)       0.10
Year ended 7/31/06          $ 9.36        0.28            (0.04)       0.24
Six months ended 1/31/07+   $ 9.25        0.16             0.05        0.21
---------------------------------------------------------------------------------
SHORT TERM BOND FUND
CLASS C SHARES
8/1/03(d) to 7/31/04        $ 9.75        0.09(3)         (0.06)       0.03
Year ended 7/31/05          $ 9.56        0.10            (0.08)       0.02
Year ended 7/31/06          $ 9.36        0.21            (0.04)       0.17
Six months ended 1/31/07+   $ 9.25        0.14             0.04        0.18
---------------------------------------------------------------------------------
SHORT TERM BOND FUND
ADVISOR SHARES
Year ended 7/31/06 (h)      $ 9.37        0.27            (0.07)       0.20
Six months ended 1/31/07+   $ 9.24        0.16             0.05        0.21
---------------------------------------------------------------------------------
U.S. GOVERNMENT
BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02(f)       $10.06        0.41             0.33        0.74
Year ended 7/31/03          $10.42        0.30             0.03        0.33
Year ended 7/31/04          $10.29        0.25               --^       0.25
Year ended 7/31/05          $10.12        0.30            (0.06)       0.24
Year ended 7/31/06          $10.08        0.38            (0.19)       0.19
Six months ended 1/31/07+   $ 9.89        0.21             0.07        0.28
---------------------------------------------------------------------------------
U.S. GOVERNMENT
BOND FUND
CLASS A SHARES
Year ended 7/31/02(f)       $10.06        0.38             0.35        0.73
Year ended 7/31/03          $10.43        0.27             0.03        0.30
Year ended 7/31/04          $10.29        0.20             0.03        0.23
Year ended 7/31/05          $10.13        0.28            (0.06)       0.22
Year ended 7/31/06          $10.09        0.36            (0.19)       0.17
Six months ended 1/31/07+   $ 9.90        0.19             0.08        0.27
---------------------------------------------------------------------------------
U.S. GOVERNMENT
BOND FUND
CLASS C SHARES
Year ended 7/31/02(f)       $10.01        0.30             0.34        0.64
Year ended 7/31/03          $10.36        0.19             0.03        0.22
Year ended 7/31/04          $10.22        0.15            (0.01)       0.14
Year ended 7/31/05          $10.05        0.20            (0.06)       0.14
Year ended 7/31/06          $10.01        0.29            (0.20)       0.09
Six months ended 1/31/07+   $ 9.82        0.17             0.06        0.23
---------------------------------------------------------------------------------
U.S. GOVERNMENT
BOND FUND
ADVISOR SHARES
Year ended 7/31/06 (h)      $10.09        0.34            (0.19)       0.15
Six months ended 1/31/07+   $ 9.90        0.18             0.07        0.25
---------------------------------------------------------------------------------
                               LESS DIVIDENDS AND
                               DISTRIBUTIONS FROM
                             ----------------------
                                                                         NET         TOTAL
                                                            TOTAL       ASSET        RETURN
                                NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                             INVESTMENT     REALIZED         AND        END OF        SALES
                               INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
--------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02             (0.49)          --          (0.49)       $ 9.82       4.96%
Year ended 7/31/03             (0.38)          --          (0.38)       $ 9.75       3.23%
Year ended 7/31/04             (0.31)          --          (0.31)       $ 9.57       1.31%
Year ended 7/31/05             (0.32)          --          (0.32)       $ 9.37       1.16%
Year ended 7/31/06             (0.37)          --          (0.37)       $ 9.25       2.75%
Six months ended 1/31/07+      (0.20)          --          (0.20)       $ 9.28       2.45%*
--------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
CLASS A SHARES
Year ended 7/31/02             (0.47)          --          (0.47)       $ 9.81       4.83%
Year ended 7/31/03             (0.37)          --          (0.37)       $ 9.74       3.07%
Year ended 7/31/04             (0.29)          --          (0.29)       $ 9.56       1.12%
Year ended 7/31/05             (0.30)          --          (0.30)       $ 9.36       1.00%
Year ended 7/31/06             (0.35)          --          (0.35)       $ 9.25       2.60%
Six months ended 1/31/07+      (0.18)          --          (0.18)       $ 9.28       2.32%*
--------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
CLASS C SHARES
8/1/03(d) to 7/31/04           (0.22)          --          (0.22)       $ 9.56       0.39%*
Year ended 7/31/05             (0.22)          --          (0.22)       $ 9.36       0.23%
Year ended 7/31/06             (0.28)          --          (0.28)       $ 9.25       1.81%
Six months ended 1/31/07+      (0.15)          --          (0.15)       $ 9.28       1.92%*
--------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
ADVISOR SHARES
Year ended 7/31/06 (h)         (0.33)          --          (0.33)       $ 9.24       2.18%
Six months ended 1/31/07+      (0.17)          --          (0.17)       $ 9.28       2.28%*
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT
BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02(f)          (0.38)          --          (0.38)       $10.42       7.55%
Year ended 7/31/03             (0.30)       (0.16)         (0.46)       $10.29       3.19%
Year ended 7/31/04             (0.26)       (0.16)         (0.42)       $10.12       2.42%
Year ended 7/31/05             (0.28)          --          (0.28)       $10.08       2.39%
Year ended 7/31/06             (0.35)       (0.03)         (0.38)       $ 9.89       1.91%
Six months ended 1/31/07+      (0.18)          --          (0.18)       $ 9.99       2.79%*
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT
BOND FUND
CLASS A SHARES
Year ended 7/31/02(f)          (0.36)          --          (0.36)       $10.43       7.42%
Year ended 7/31/03             (0.28)       (0.16)         (0.44)       $10.29       2.83%
Year ended 7/31/04             (0.23)       (0.16)         (0.39)       $10.13       2.26%
Year ended 7/31/05             (0.26)          --          (0.26)       $10.09       2.13%
Year ended 7/31/06             (0.33)       (0.03)         (0.36)       $ 9.90       1.65%
Six months ended 1/31/07+      (0.16)          --          (0.16)       $10.01       2.77%*
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT
BOND FUND
CLASS C SHARES
Year ended 7/31/02(f)          (0.29)          --          (0.29)       $10.36       6.53%
Year ended 7/31/03             (0.20)       (0.16)         (0.36)       $10.22       2.12%
Year ended 7/31/04             (0.15)       (0.16)         (0.31)       $10.05       1.41%
Year ended 7/31/05             (0.18)          --          (0.18)       $10.01       1.39%
Year ended 7/31/06             (0.25)       (0.03)         (0.28)       $ 9.82       0.86%
Six months ended 1/31/07+      (0.13)          --          (0.13)       $ 9.92       2.30%*
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT
BOND FUND
ADVISOR SHARES
Year ended 7/31/06 (h)         (0.31)       (0.03)         (0.34)       $ 9.90       1.44%
Six months ended 1/31/07+      (0.15)          --          (0.15)       $10.00       2.53%*
--------------------------------------------------------------------------------------------
                                                   RATIOS/SUPPLEMENTAL DATA
                                ----------------------------------------------------------------
                                            RATIOS OF                    RATIOS OF
                                  NET       EXPENSES     RATIOS OF NET    EXPENSES
                                 ASSETS,       TO         INVESTMENT         TO
                                 END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                 PERIOD        NET        TO AVERAGE         NET       TURNOVER
                                 (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02              $ 304,882     0.74%         4.02%           0.76%         111%
Year ended 7/31/03              $ 490,229     0.74%         2.59%           0.76%          72%
Year ended 7/31/04              $ 495,271     0.74%         1.96%           0.77%          90%
Year ended 7/31/05              $ 333,909     0.73%         2.35%           0.77%          68%
Year ended 7/31/06              $ 258,423     0.67%         3.33%           0.78%          53%
Six months ended 1/31/07+       $ 261,830     0.64%**       3.82%**         0.80%**        40%
------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
CLASS A SHARES
Year ended 7/31/02              $  19,019     0.90%         3.71%           1.01%         111%
Year ended 7/31/03              $  33,975     0.89%         2.39%           1.01%          72%
Year ended 7/31/04              $  28,262     0.89%         1.81%           1.02%          90%
Year ended 7/31/05              $  17,117     0.98%         2.10%           1.02%          68%
Year ended 7/31/06              $  12,362     0.92%         3.07%           1.03%          53%
Six months ended 1/31/07+       $  10,536     0.89%**       3.57%**         1.05%**        40%
------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
CLASS C SHARES
8/1/03(d) to 7/31/04            $     526     1.74%**       0.97%**         1.77%**        90%
Year ended 7/31/05              $     362     1.73%         1.34%           1.77%          68%
Year ended 7/31/06              $     205     1.67%         2.31%           1.79%          53%
Six months ended 1/31/07+       $     180     1.64%**       2.82%**         1.80%**        40%
------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
ADVISOR SHARES
Year ended 7/31/06 (h)          $      3      1.16%         2.85%           1.28%          53%
Six months ended 1/31/07+       $      3      1.14%**       3.30%**         1.41%**        40%
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT
BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02(f)           $  50,809     0.87%         4.02%           1.02%         180%
Year ended 7/31/03              $  50,649     0.81%         2.88%           0.92%         304%
Year ended 7/31/04              $  43,820     0.76%         2.35%           0.91%         180%
Year ended 7/31/05              $  33,246     0.82%         2.91%           0.97%         159%
Year ended 7/31/06              $  29,005     0.73%         3.88%           0.98%         103%
Six months ended 1/31/07+       $  26,317     0.69%**       4.05%**         1.02%**        16%
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT
BOND FUND
CLASS A SHARES
Year ended 7/31/02(f)           $   8,436     1.13%         3.70%           1.28%         180%
Year ended 7/31/03              $  11,413     1.06%         2.61%           1.17%         304%
Year ended 7/31/04              $  31,146     1.01%         2.10%           1.16%         180%
Year ended 7/31/05              $  27,214     1.07%         2.67%           1.22%         159%
Year ended 7/31/06              $  23,702     0.98%         3.63%           1.23%         103%
Six months ended 1/31/07+       $  22,444     0.94%**       3.80%**         1.27%**        16%
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT
BOND FUND
CLASS C SHARES
Year ended 7/31/02(f)           $   2,623     1.89%         2.86%           2.03%         180%
Year ended 7/31/03              $  10,006     1.80%         1.77%           1.91%         304%
Year ended 7/31/04              $   4,255     1.77%         1.34%           1.91%         180%
Year ended 7/31/05              $   2,844     1.82%         1.91%           1.97%         159%
Year ended 7/31/06              $   1,767     1.73%         2.87%           1.98%         103%
Six months ended 1/31/07+       $   1,439     1.69%**       3.04%**         2.02%**        16%
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT
BOND FUND
ADVISOR SHARES
Year ended 7/31/06 (h)          $      3      1.19%         3.43%           1.39%         103%
Six months ended 1/31/07+       $      3      1.19%**       3.53%**         1.54%**        16%
------------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 176-177 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------
MUNICIPAL BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $10.75        0.43             0.24        0.67
Year ended 7/31/03          $10.74        0.43(3)         (0.09)       0.34
Year ended 7/31/04          $10.49        0.43(3)          0.08        0.51
Year ended 7/31/05          $10.40        0.40             0.06        0.46
Year ended 7/31/06          $10.07        0.37            (0.23)       0.14
Six months ended 1/31/07+   $ 9.40        0.18(3)          0.10        0.28
---------------------------------------------------------------------------------
MUNICIPAL BOND FUND
CLASS A SHARES
Year ended 7/31/02          $10.78        0.40             0.25        0.65
Year ended 7/31/03          $10.77        0.40(3)         (0.07)       0.33
Year ended 7/31/04          $10.54        0.40(3)          0.06        0.46
Year ended 7/31/05          $10.43        0.38             0.06        0.44
Year ended 7/31/06          $10.11        0.36            (0.23)       0.13
Six months ended 1/31/07+   $ 9.45        0.17(3)          0.08        0.25
---------------------------------------------------------------------------------
MUNICIPAL BOND FUND
CLASS B SHARES
10/29/01(d) to 7/31/02      $10.87        0.25             0.09        0.34
Year ended 7/31/03          $10.71        0.32(3)         (0.07)       0.25
Year ended 7/31/04          $10.47        0.32(3)          0.07        0.39
Year ended 7/31/05          $10.37        0.29             0.06        0.35
Year ended 7/31/06          $10.04        0.28            (0.24)       0.04
Six months ended 1/31/07+   $ 9.37        0.14(3)          0.09        0.23
---------------------------------------------------------------------------------
MUNICIPAL BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02      $10.87        0.25             0.10        0.35
Year ended 7/31/03          $10.72        0.32(3)         (0.07)       0.25
Year ended 7/31/04          $10.48        0.32(3)          0.07        0.39
Year ended 7/31/05          $10.38        0.31             0.04        0.35
Year ended 7/31/06          $10.05        0.28            (0.23)       0.05
Six months ended 1/31/07+   $ 9.39        0.14(3)          0.09        0.23
---------------------------------------------------------------------------------
MUNICIPAL BOND FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02      $10.87        0.28             0.13        0.41
Year ended 7/31/03          $10.73        0.38(3)         (0.08)       0.30
Year ended 7/31/04          $10.49        0.38(3)          0.06        0.44
Year ended 7/31/05          $10.39        0.34             0.06        0.40
Year ended 7/31/06          $10.06        0.33            (0.23)       0.10
Six months ended 1/31/07+   $ 9.40        0.16(3)          0.08        0.24
---------------------------------------------------------------------------------
                              LESS DIVIDENDS AND
                              DISTRIBUTIONS FROM
                            ----------------------
                                                                        NET         TOTAL
                                                           TOTAL       ASSET        RETURN
                               NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                            INVESTMENT     REALIZED         AND        END OF        SALES
                              INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
---------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02            (0.43)       (0.25)         (0.68)       $10.74       6.57%
Year ended 7/31/03            (0.43)       (0.16)         (0.59)       $10.49       3.18%
Year ended 7/31/04            (0.43)       (0.17)         (0.60)       $10.40       4.84%
Year ended 7/31/05            (0.40)       (0.39)         (0.79)       $10.07       4.53%
Year ended 7/31/06            (0.37)       (0.44)         (0.81)       $ 9.40       1.49%
Six months ended 1/31/07+     (0.19)       (0.10)         (0.29)       $ 9.39       2.92%*
---------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND
CLASS A SHARES
Year ended 7/31/02            (0.41)       (0.25)         (0.66)       $10.77       6.31%
Year ended 7/31/03            (0.40)       (0.16)         (0.56)       $10.54       3.05%
Year ended 7/31/04            (0.40)       (0.17)         (0.57)       $10.43       4.35%
Year ended 7/31/05            (0.37)       (0.39)         (0.76)       $10.11       4.35%
Year ended 7/31/06            (0.35)       (0.44)         (0.79)       $ 9.45       1.32%
Six months ended 1/31/07+     (0.17)       (0.10)         (0.27)       $ 9.43       2.67%*
---------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND
CLASS B SHARES
10/29/01(d) to 7/31/02        (0.25)       (0.25)         (0.50)       $10.71       3.36%*
Year ended 7/31/03            (0.33)       (0.16)         (0.49)       $10.47       2.26%
Year ended 7/31/04            (0.32)       (0.17)         (0.49)       $10.37       3.71%
Year ended 7/31/05            (0.29)       (0.39)         (0.68)       $10.04       3.50%
Year ended 7/31/06            (0.27)       (0.44)         (0.71)       $ 9.37       0.47%
Six months ended 1/31/07+     (0.14)       (0.10)         (0.24)       $ 9.36       2.41%*
---------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02        (0.25)       (0.25)         (0.50)       $10.72       3.42%*
Year ended 7/31/03            (0.33)       (0.16)         (0.49)       $10.48       2.31%
Year ended 7/31/04            (0.32)       (0.17)         (0.49)       $10.38       3.71%
Year ended 7/31/05            (0.29)       (0.39)         (0.68)       $10.05       3.45%
Year ended 7/31/06            (0.27)       (0.44)         (0.71)       $ 9.39       0.56%
Six months ended 1/31/07+     (0.13)       (0.10)         (0.23)       $ 9.39       2.42%*
---------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02        (0.30)       (0.25)         (0.55)       $10.73       3.99%*
Year ended 7/31/03            (0.38)       (0.16)         (0.54)       $10.49       2.76%
Year ended 7/31/04            (0.37)       (0.17)         (0.54)       $10.39       4.22%
Year ended 7/31/05            (0.34)       (0.39)         (0.73)       $10.06       4.01%
Year ended 7/31/06            (0.32)       (0.44)         (0.76)       $ 9.40       1.08%
Six months ended 1/31/07+     (0.16)       (0.10)         (0.26)       $ 9.38       2.56%*
---------------------------------------------------------------------------------------------
                                                RATIOS/SUPPLEMENTAL DATA
                             ----------------------------------------------------------------
                                         RATIOS OF                    RATIOS OF
                               NET       EXPENSES     RATIOS OF NET    EXPENSES
                              ASSETS,       TO         INVESTMENT         TO
                              END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                              PERIOD        NET        TO AVERAGE         NET       TURNOVER
                              (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
---------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02           $ 104,209     0.79%         4.06%           0.89%         97%
Year ended 7/31/03           $  74,347     0.79%         3.98%           0.93%         21%
Year ended 7/31/04           $  57,638     0.79%         4.05%           0.98%         35%
Year ended 7/31/05           $  49,802     0.78%         3.86%           1.04%         83%
Year ended 7/31/06           $  39,514     0.65%         3.87%           1.06%         87%
Six months ended 1/31/07+    $  36,913     0.61%**       3.84%**         1.12%**        8%
---------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND
CLASS A SHARES
Year ended 7/31/02           $   1,498     1.04%         3.83%           1.14%         97%
Year ended 7/31/03           $   1,906     1.04%         3.71%           1.18%         21%
Year ended 7/31/04           $   2,462     1.04%         3.81%           1.24%         35%
Year ended 7/31/05           $   1,637     1.03%         3.63%           1.29%         83%
Year ended 7/31/06           $   1,378     0.90%         3.62%           1.31%         87%
Six months ended 1/31/07+    $   1,350     0.86%**       3.59%**         1.37%**        8%
---------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND
CLASS B SHARES
10/29/01(d) to 7/31/02       $     511     1.80%**       3.08%**         1.96%**       97%
Year ended 7/31/03           $   1,205     1.79%         2.97%           1.92%         21%
Year ended 7/31/04           $   1,528     1.79%         3.06%           1.99%         35%
Year ended 7/31/05           $   1,479     1.78%         2.85%           2.04%         83%
Year ended 7/31/06           $   1,016     1.66%         2.86%           2.06%         87%
Six months ended 1/31/07+    $     997     1.61%**       2.84%**         2.12%**        8%
---------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02       $     210     1.80%**       3.10%**         1.94%**       97%
Year ended 7/31/03           $     548     1.79%         2.98%           1.93%         21%
Year ended 7/31/04           $     363     1.79%         3.05%           1.98%         35%
Year ended 7/31/05           $     179     1.78%         2.91%           2.03%         83%
Year ended 7/31/06           $      87     1.66%         2.86%           2.06%         87%
Six months ended 1/31/07+    $      20     1.61%**       2.87%**         2.12%**        8%
---------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND
ADVISOR SHARES
10/29/01(d) to 7/31/02       $     174     1.30%**       3.57%**         1.50%**       97%
Year ended 7/31/03           $     382     1.29%         3.47%           1.43%         21%
Year ended 7/31/04           $     433     1.29%         3.56%           1.49%         35%
Year ended 7/31/05           $     378     1.28%         3.36%           1.54%         83%
Year ended 7/31/06           $     174     1.16%         3.36%           1.55%         87%
Six months ended 1/31/07+    $     172     1.11%**       3.34%**         1.62%**        8%
---------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 178-179 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $10.78        0.38             0.25        0.63
Year ended 7/31/03          $10.79        0.37(3)         (0.09)       0.28
Year ended 7/31/04          $10.64        0.37            (0.03)       0.34
Year ended 7/31/05          $10.53        0.37            (0.07)       0.30
Year ended 7/31/06          $10.33        0.36(3)         (0.21)       0.15
Six months ended 1/31/07+   $ 9.99        0.18             0.07        0.25
---------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
CLASS A SHARES
Year ended 7/31/02          $10.78        0.36             0.24        0.60
Year ended 7/31/03          $10.79        0.34(3)         (0.07)       0.27
Year ended 7/31/04          $10.65        0.34            (0.02)       0.32
Year ended 7/31/05          $10.54        0.33            (0.07)       0.26
Year ended 7/31/06          $10.33        0.33(3)         (0.20)       0.13
Six months ended 1/31/07+   $10.00        0.17             0.06        0.23
---------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
CLASS B SHARES
10/29/01(d) to 7/31/02      $10.67        0.21             0.11        0.32
Year ended 7/31/03          $10.78        0.26(3)         (0.08)       0.18
Year ended 7/31/04          $10.63        0.30            (0.03)       0.27
Year ended 7/31/05          $10.51        0.34            (0.07)       0.27
Year ended 7/31/06          $10.31        0.33(3)         (0.20)       0.13
Six months ended 1/31/07+   $ 9.98        0.17             0.06        0.23
---------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02      $10.67        0.19             0.13        0.32
Year ended 7/31/03          $10.78        0.26(3)         (0.08)       0.18
Year ended 7/31/04          $10.63        0.28            (0.04)       0.24
Year ended 7/31/05          $10.53        0.24            (0.05)       0.19
Year ended 7/31/06          $10.33        0.26(3)         (0.21)       0.05
Six months ended 1/31/07+   $ 9.99        0.14             0.06        0.20
---------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
ADVISOR SHARES
Year ended 7/31/06 (h)      $10.33        0.32(3)         (0.21)       0.11
Six months ended 1/31/07+   $10.00        0.16             0.05        0.21
---------------------------------------------------------------------------------
                              LESS DIVIDENDS AND
                              DISTRIBUTIONS FROM
                            ----------------------
                                                                        NET         TOTAL
                                                           TOTAL       ASSET        RETURN
                               NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                            INVESTMENT     REALIZED         AND        END OF        SALES
                              INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02            (0.38)       (0.24)         (0.62)       $10.79       6.00%
Year ended 7/31/03            (0.36)       (0.07)         (0.43)       $10.64       2.64%
Year ended 7/31/04            (0.36)       (0.09)         (0.45)       $10.53       3.27%
Year ended 7/31/05            (0.42)       (0.08)         (0.50)       $10.33       2.83%
Year ended 7/31/06            (0.36)       (0.13)         (0.49)       $ 9.99       1.43%
Six months ended 1/31/07+     (0.18)       (0.03)         (0.21)       $10.03       2.52%*
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
CLASS A SHARES
Year ended 7/31/02            (0.35)       (0.24)         (0.59)       $10.79       5.74%
Year ended 7/31/03            (0.34)       (0.07)         (0.41)       $10.65       2.48%
Year ended 7/31/04            (0.34)       (0.09)         (0.43)       $10.54       3.03%
Year ended 7/31/05            (0.39)       (0.08)         (0.47)       $10.33       2.44%
Year ended 7/31/06            (0.33)       (0.13)         (0.46)       $10.00       1.27%
Six months ended 1/31/07+     (0.17)       (0.03)         (0.20)       $10.03       2.29%*
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
CLASS B SHARES
10/29/01(d) to 7/31/02        (0.21)          --          (0.21)       $10.78       3.02%*
Year ended 7/31/03            (0.26)       (0.07)         (0.33)       $10.63       1.67%
Year ended 7/31/04            (0.30)       (0.09)         (0.39)       $10.51       2.54%
Year ended 7/31/05            (0.39)       (0.08)         (0.47)       $10.31       2.54%
Year ended 7/31/06            (0.33)       (0.13)         (0.46)       $ 9.98       1.28%
Six months ended 1/31/07+     (0.17)       (0.03)         (0.20)       $10.01       2.30%*
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02        (0.21)          --          (0.21)       $10.78       3.03%*
Year ended 7/31/03            (0.26)       (0.07)         (0.33)       $10.63       1.64%
Year ended 7/31/04            (0.25)       (0.09)         (0.34)       $10.53       2.29%
Year ended 7/31/05            (0.31)       (0.08)         (0.39)       $10.33       1.76%
Year ended 7/31/06            (0.26)       (0.13)         (0.39)       $ 9.99       0.41%
Six months ended 1/31/07+     (0.13)       (0.03)         (0.16)       $10.03       1.98%*
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
ADVISOR SHARES
Year ended 7/31/06 (h)        (0.31)       (0.13)         (0.44)       $10.00       1.09%
Six months ended 1/31/07+     (0.15)       (0.03)         (0.18)       $10.03       2.12%*
--------------------------------------------------------------------------------------------
                                               RATIOS/SUPPLEMENTAL DATA
                            ----------------------------------------------------------------
                                        RATIOS OF                    RATIOS OF
                              NET       EXPENSES     RATIOS OF NET    EXPENSES
                             ASSETS,       TO         INVESTMENT         TO
                             END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                             PERIOD        NET        TO AVERAGE         NET       TURNOVER
                             (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $ 346,386     0.73%         3.56%           0.83%         86%
Year ended 7/31/03          $ 304,754     0.73%         3.36%           0.83%         85%
Year ended 7/31/04          $ 255,026     0.73%         3.42%           0.84%         84%
Year ended 7/31/05          $ 205,078     0.70%         3.45%           0.86%         60%
Year ended 7/31/06          $ 164,537     0.71%         3.53%           0.87%         60%
Six months ended 1/31/07+   $ 153,100     0.70%**       3.54%**         0.90%**       14%
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
CLASS A SHARES
Year ended 7/31/02          $   4,445     0.98%         3.32%           1.07%         86%
Year ended 7/31/03          $   4,317     0.98%         3.10%           1.08%         85%
Year ended 7/31/04          $   4,479     0.98%         3.17%           1.09%         84%
Year ended 7/31/05          $   3,064     0.95%         3.20%           1.10%         60%
Year ended 7/31/06          $   2,559     0.96%         3.28%           1.12%         60%
Six months ended 1/31/07+   $   2,320     0.95%**       3.29%**         1.15%**       14%
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
CLASS B SHARES
10/29/01(d) to 7/31/02      $     303     1.74%**       2.41%**         1.87%**       86%
Year ended 7/31/03          $   1,066     1.73%         2.35%           1.83%         85%
Year ended 7/31/04          $   1,269     1.44%         2.71%           1.84%         84%
Year ended 7/31/05          $     987     0.95%         3.20%           1.86%         60%
Year ended 7/31/06          $     446     0.96%         3.27%           1.87%         60%
Six months ended 1/31/07+   $     433     0.95%**       3.29%**         1.90%**       14%
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02      $     528     1.74%**       2.08%**         1.87%**       86%
Year ended 7/31/03          $     973     1.73%         2.35%           1.83%         85%
Year ended 7/31/04          $     366     1.73%         2.42%           1.83%         84%
Year ended 7/31/05          $     157     1.69%         2.45%           1.85%         60%
Year ended 7/31/06          $      89     1.71%         2.52%           1.87%         60%
Six months ended 1/31/07+   $      80     1.70%**       2.54%**         1.89%**       14%
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL
BOND FUND
ADVISOR SHARES
Year ended 7/31/06 (h)      $       3     1.16%         3.11%           1.31%         60%
Six months ended 1/31/07+   $       3     1.20%**       3.07%**         1.40%**       14%
--------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 180-181 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                           CHANGE IN NET ASSETS
                                        RESULTING FROM OPERATIONS
                                       ----------------------------
                                                      NET REALIZED
                                                            AND
                                                        UNREALIZED    CHANGE IN
                           NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                            VALUE,         NET            FROM        RESULTING
                           BEGINNING    INVESTMENT      INVESTMENT       FROM
                           OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
--------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02(g)       $10.27        0.39             0.20        0.59
Year ended 7/31/03          $10.48        0.37            (0.09)       0.28
Year ended 7/31/04          $10.39        0.36             0.02        0.38
Year ended 7/31/05          $10.39        0.36            (0.09)       0.27
Year ended 7/31/06          $10.24        0.36(3)         (0.21)       0.15
Six months ended 1/31/07+   $10.00        0.18             0.03        0.21
--------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
CLASS A SHARES
Year ended 7/31/02(g)       $10.28        0.36             0.19        0.55
Year ended 7/31/03          $10.48        0.35            (0.10)       0.25
Year ended 7/31/04          $10.39        0.33             0.03        0.36
Year ended 7/31/05          $10.39        0.33            (0.08)       0.25
Year ended 7/31/06          $10.25        0.33(3)         (0.21)       0.12
Six months ended 1/31/07+   $10.01        0.15             0.04        0.19
--------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
CLASS B SHARES
Year ended 7/31/02(g)       $10.10        0.28             0.19        0.47
Year ended 7/31/03          $10.29        0.27            (0.10)       0.17
Year ended 7/31/04          $10.19        0.24             0.03        0.27
Year ended 7/31/05          $10.18        0.25            (0.08)       0.17
Year ended 7/31/06          $10.03        0.25(3)         (0.21)       0.04
Six months ended 1/31/07+   $ 9.78        0.12             0.04        0.16
--------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
CLASS C SHARES
Year ended 7/31/02(g)       $10.25        0.28             0.19        0.47
Year ended 7/31/03          $10.44        0.26            (0.09)       0.17
Year ended 7/31/04          $10.35        0.26             0.02        0.28
Year ended 7/31/05          $10.35        0.25            (0.09)       0.16
Year ended 7/31/06          $10.20        0.25(3)         (0.20)       0.05
Six months ended 1/31/07+   $ 9.97        0.12             0.03        0.15
--------------------------------------------------------------------------------
OHIO MUNICIPAL
BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)      $10.25        0.31(3)         (0.22)       0.09
Six months ended 1/31/07+   $ 9.99        0.16             0.03        0.19
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02          $10.25        0.38             0.19        0.57
Year ended 7/31/03          $10.39        0.31            (0.05)       0.26
Year ended 7/31/04          $10.31        0.28            (0.13)       0.15
Year ended 7/31/05          $10.17        0.28            (0.13)       0.15
Year ended 7/31/06          $10.03        0.28            (0.15)       0.13
Six months ended 1/31/07+   $ 9.88        0.15             0.03        0.18
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND CLASS A SHARES
Year ended 7/31/02          $10.24        0.36             0.19        0.55
Year ended 7/31/03          $10.38        0.30            (0.05)       0.25
Year ended 7/31/04          $10.30        0.27            (0.13)       0.14
Year ended 7/31/05          $10.16        0.26            (0.13)       0.13
Year ended 7/31/06          $10.02        0.27            (0.15)       0.12
Six months ended 1/31/07+   $ 9.87        0.14             0.02        0.16
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02      $10.35        0.21             0.08        0.29
Year ended 7/31/03          $10.38        0.21            (0.05)       0.16
Year ended 7/31/04          $10.30        0.18            (0.13)       0.05
Year ended 7/31/05          $10.16        0.17            (0.13)       0.04
Year ended 7/31/06          $10.02        0.19            (0.15)       0.04
Six months ended 1/31/07+   $ 9.88        0.10             0.02        0.12
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02      $10.35        0.19             0.10        0.29
Year ended 7/31/03          $10.38        0.21            (0.06)       0.15
Year ended 7/31/04          $10.29        0.19            (0.13)       0.06
Year ended 7/31/05          $10.16        0.18            (0.14)       0.04
Year ended 7/31/06          $10.02        0.19            (0.15)       0.04
Six months ended 1/31/07+   $ 9.88        0.10             0.02        0.12
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)      $10.03        0.23            (0.14)       0.09
Six months ended 1/31/07+   $ 9.88        0.12             0.02        0.14
--------------------------------------------------------------------------------
                               LESS DIVIDENDS AND
                               DISTRIBUTIONS FROM
                             ----------------------
                                                                         NET         TOTAL
                                                            TOTAL       ASSET        RETURN
                                NET           NET         DIVIDENDS     VALUE,     (EXCLUDES
                             INVESTMENT     REALIZED         AND        END OF        SALES
                               INCOME         GAINS     DISTRIBUTIONS   PERIOD       CHARGE)
---------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02(g)          (0.38)          --          (0.38)       $10.48       5.86%
Year ended 7/31/03             (0.37)          --          (0.37)       $10.39       2.65%
Year ended 7/31/04             (0.35)       (0.03)         (0.38)       $10.39       3.66%
Year ended 7/31/05             (0.35)       (0.07)         (0.42)       $10.24       2.61%
Year ended 7/31/06             (0.36)       (0.03)         (0.39)       $10.00       1.46%
Six months ended 1/31/07+      (0.18)       (0.01)         (0.19)       $10.02       2.06%*
---------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
CLASS A SHARES
Year ended 7/31/02(g)          (0.35)          --          (0.35)       $10.48       5.50%
Year ended 7/31/03             (0.34)          --          (0.34)       $10.39       2.39%
Year ended 7/31/04             (0.33)       (0.03)         (0.36)       $10.39       3.40%
Year ended 7/31/05             (0.32)       (0.07)         (0.39)       $10.25       2.36%
Year ended 7/31/06             (0.33)       (0.03)         (0.36)       $10.01       1.19%
Six months ended 1/31/07+      (0.16)       (0.01)         (0.17)       $10.03       1.94%*
---------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
CLASS B SHARES
Year ended 7/31/02(g)          (0.28)          --          (0.28)       $10.29       4.76%
Year ended 7/31/03             (0.27)          --          (0.27)       $10.19       1.59%
Year ended 7/31/04             (0.25)       (0.03)         (0.28)       $10.18       2.62%
Year ended 7/31/05             (0.25)       (0.07)         (0.32)       $10.03       1.66%
Year ended 7/31/06             (0.26)       (0.03)         (0.29)       $ 9.78       0.37%
Six months ended 1/31/07+      (0.13)       (0.01)         (0.14)       $ 9.80       1.59%*
---------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
CLASS C SHARES
Year ended 7/31/02(g)          (0.28)          --          (0.28)       $10.44       4.71%
Year ended 7/31/03             (0.26)          --          (0.26)       $10.35       1.65%
Year ended 7/31/04             (0.25)       (0.03)         (0.28)       $10.35       2.65%
Year ended 7/31/05             (0.24)       (0.07)         (0.31)       $10.20       1.60%
Year ended 7/31/06             (0.25)       (0.03)         (0.28)       $ 9.97       0.44%
Six months ended 1/31/07+      (0.12)       (0.01)         (0.13)       $ 9.99       1.54%*
---------------------------------------------------------------------------------------------
OHIO MUNICIPAL
BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)         (0.32)       (0.03)         (0.35)       $ 9.99       0.83%
Six months ended 1/31/07+      (0.15)       (0.01)         (0.16)       $10.02       1.88%*
---------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02             (0.38)       (0.05)         (0.43)       $10.39       5.65%
Year ended 7/31/03             (0.31)       (0.03)         (0.34)       $10.31       2.70%
Year ended 7/31/04             (0.28)       (0.01)         (0.29)       $10.17       1.43%
Year ended 7/31/05             (0.28)       (0.01)         (0.29)       $10.03       1.49%
Year ended 7/31/06             (0.28)          --          (0.28)       $ 9.88       1.35%
Six months ended 1/31/07+      (0.15)          --          (0.15)       $ 9.91       1.81%*
---------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND CLASS A SHARES
Year ended 7/31/02             (0.36)       (0.05)         (0.41)       $10.38       5.51%
Year ended 7/31/03             (0.30)       (0.03)         (0.33)       $10.30       2.45%
Year ended 7/31/04             (0.27)       (0.01)         (0.28)       $10.16       1.37%
Year ended 7/31/05             (0.26)       (0.01)         (0.27)       $10.02       1.33%
Year ended 7/31/06             (0.27)          --          (0.27)       $ 9.87       1.20%
Six months ended 1/31/07+      (0.14)          --          (0.14)       $ 9.89       1.65%*
---------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02         (0.21)       (0.05)         (0.26)       $10.38       2.82%*
Year ended 7/31/03             (0.21)       (0.03)         (0.24)       $10.30       1.70%
Year ended 7/31/04             (0.18)       (0.01)         (0.19)       $10.16       0.43%
Year ended 7/31/05             (0.17)       (0.01)         (0.18)       $10.02       0.46%
Year ended 7/31/06             (0.18)          --          (0.18)       $ 9.88       0.42%
Six months ended 1/31/07+      (0.10)          --          (0.10)       $ 9.90       1.21%*
---------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02         (0.21)       (0.05)         (0.26)       $10.38       2.89%*
Year ended 7/31/03             (0.21)       (0.03)         (0.24)       $10.29       1.60%
Year ended 7/31/04             (0.18)       (0.01)         (0.19)       $10.16       0.48%
Year ended 7/31/05             (0.17)       (0.01)         (0.18)       $10.02       0.43%
Year ended 7/31/06             (0.18)          --          (0.18)       $ 9.88       0.43%
Six months ended 1/31/07+      (0.10)          --          (0.10)       $ 9.90       1.21%*
---------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)         (0.24)          --          (0.24)       $ 9.88       0.91%
Six months ended 1/31/07+      (0.12)          --          (0.12)       $ 9.90       1.45%*
---------------------------------------------------------------------------------------------

                                                  RATIOS/SUPPLEMENTAL DATA
                               ----------------------------------------------------------------
                                           RATIOS OF                    RATIOS OF
                                 NET       EXPENSES     RATIOS OF NET    EXPENSES
                                ASSETS,       TO         INVESTMENT         TO
                                END OF      AVERAGE     INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                PERIOD        NET        TO AVERAGE         NET       TURNOVER
                                (000'S)     ASSETS       NET ASSETS     ASSETS (a)    RATE (b)
-----------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02(g)          $  169,455    0.86%         3.80%           0.91%         28%
Year ended 7/31/03             $  151,478    0.77%         3.49%           0.85%         20%
Year ended 7/31/04             $  126,343    0.78%         3.39%           0.86%         15%
Year ended 7/31/05             $  104,554    0.79%         3.37%           0.87%         19%
Year ended 7/31/06             $   85,716    0.80%         3.54%           0.90%         25%
Six months ended 1/31/07+      $   81,433    0.79%**       3.48%**         0.93%**        7%
-----------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
CLASS A SHARES
Year ended 7/31/02(g)          $   18,638    1.11%         3.53%           1.17%         28%
Year ended 7/31/03             $   25,177    1.02%         3.23%           1.10%         20%
Year ended 7/31/04             $   26,962    1.03%         3.14%           1.11%         15%
Year ended 7/31/05             $   27,870    1.04%         3.13%           1.12%         19%
Year ended 7/31/06             $   23,032    1.05%         3.29%           1.15%         25%
Six months ended 1/31/07+      $   21,428    1.04%**       3.23%**         1.18%**        7%
-----------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
CLASS B SHARES
Year ended 7/31/02(g)          $    2,732    1.87%         2.72%           1.93%         28%
Year ended 7/31/03             $    5,101    1.76%         2.48%           1.84%         20%
Year ended 7/31/04             $    4,714    1.78%         2.39%           1.86%         15%
Year ended 7/31/05             $    4,279    1.79%         2.37%           1.87%         19%
Year ended 7/31/06             $    3,426    1.80%         2.54%           1.90%         25%
Six months ended 1/31/07+      $    3,128    1.79%**       2.48%**         1.93%**        7%
-----------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
CLASS C SHARES
Year ended 7/31/02(g)          $    3,746    1.88%         2.72%           1.94%         28%
Year ended 7/31/03             $    6,395    1.77%         2.48%           1.85%         20%
Year ended 7/31/04             $    4,328    1.78%         2.39%           1.86%         15%
Year ended 7/31/05             $    3,820    1.79%         2.37%           1.87%         19%
Year ended 7/31/06             $    1,217    1.80%         2.50%           1.90%         25%
Six months ended 1/31/07+      $    1,004    1.79%**       2.48%**         1.93%**        7%
-----------------------------------------------------------------------------------------------
OHIO MUNICIPAL
BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)         $        3    1.29%         3.06%           1.46%         25%
Six months ended 1/31/07+      $        3    1.29%**       3.01%**         1.54%**        7%
-----------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND
INSTITUTIONAL SHARES
Year ended 7/31/02             $   96,269    0.69%         3.64%           0.78%         25%
Year ended 7/31/03             $  118,867    0.69%         3.02%           0.77%         12%
Year ended 7/31/04             $  105,361    0.69%         2.75%           0.78%         21%
Year ended 7/31/05             $   74,099    0.68%         2.70%           0.80%         11%
Year ended 7/31/06             $   50,670    0.68%         2.84%           0.88%         12%
Six months ended 1/31/07+      $   45,190    0.68%**       2.96%**         0.97%**       17%
-----------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND CLASS A SHARES
Year ended 7/31/02             $    3,575    0.84%         3.49%           1.03%         25%
Year ended 7/31/03             $    8,006    0.84%         2.84%           1.02%         12%
Year ended 7/31/04             $    7,294    0.84%         2.60%           1.03%         21%
Year ended 7/31/05             $    4,713    0.83%         2.55%           1.05%         11%
Year ended 7/31/06             $    4,728    0.83%         2.70%           1.13%         12%
Six months ended 1/31/07+      $    4,720    0.83%**       2.81%**         1.22%**       17%
-----------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02         $      374    1.70%**       2.48%**         1.84%**       25%
Year ended 7/31/03             $    2,010    1.69%         1.95%           1.76%         12%
Year ended 7/31/04             $    1,574    1.69%         1.76%           1.78%         21%
Year ended 7/31/05             $    1,175    1.68%         1.71%           1.80%         11%
Year ended 7/31/06             $      607    1.68%         1.83%           1.88%         12%
Six months ended 1/31/07+      $      593    1.68%**       1.96%**         1.97%**       17%
-----------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND
CLASS C SHARES
10/29/01(d) to 7/31/02         $      795    1.70%**       2.47%**         1.82%**       25%
Year ended 7/31/03             $    3,967    1.69%         1.97%           1.77%         12%
Year ended 7/31/04             $    1,794    1.69%         1.76%           1.78%         21%
Year ended 7/31/05             $      449    1.68%         1.69%           1.80%         11%
Year ended 7/31/06             $      196    1.68%         1.83%           1.88%         12%
Six months ended 1/31/07+      $      170    1.68%**       1.96%**         1.97%**       17%
-----------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)         $        3    1.18%         2.31%           1.26%         12%
Six months ended 1/31/07+      $        3    1.18%**       2.48%**         1.43%**       17%
-----------------------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 182-183 spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(c)  The Fund changed its fiscal year end to July 31 from December 31.
(d)  Reflects date of commencement of operations.
(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Balanced Fund, Institutional, Class A, Class B, Class C and Advisor Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.96% to 1.11%, 0.75% to 0.86%, 0.09% to 0.10%,
     0.10% to 0.11% and 0.47% to 0.55%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(f) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Institutional, Class A and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.82% to 4.02%, 3.52% to 3.70% and 2.71% to 2.86%, respectively. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(g) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Institutional, Class A, Class B and Class C Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.77% to 3.80%, 3.50% to 3.53%, 2.69% to 2.72% and
     2.70% to 2.72%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(h)  Commencement of operations was August 1, 2005.
^    Amount is less than $0.005 per share.
+    Unaudited.
++   Formerly the Select Stock Fund.
*    Not annualized.
**   Annualized.
#    Represents income or gains/(losses) from affiliates.
(3)  Average shares method used in calculation.

                       See notes to financial statements

                                                               FIFTH THIRD FUNDS
                                            SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------



                                EXPENSE EXAMPLES

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 through January 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                           EXPENSE      EXPENSE
                                                                            PAID         RATIO
                                                 BEGINNING     ENDING      DURING        DURING
                                                  ACCOUNT     ACCOUNT      PERIOD*       PERIOD
                                                   VALUE       VALUE       8/1/06 -     8/1/06 -
                                                  8/1/06      1/31/07      1/31/07      1/31/07
                                                ------------------------------------------------
Small Cap Growth Fund    Institutional Shares   $1,000.00    $1,121.00     $ 5.40        1.01%
                         Class A Shares          1,000.00     1,119.70       6.73        1.26%
                         Class B Shares          1,000.00     1,116.00      10.72        2.01%
                         Class C Shares          1,000.00     1,115.80      10.72        2.01%
                         Advisor Shares          1,000.00     1,119.00       8.06        1.51%

Mid Cap Growth Fund      Institutional Shares    1,000.00     1,129.80       5.85        1.09%
                         Class A Shares          1,000.00     1,128.50       7.19        1.34%
                         Class B Shares          1,000.00     1,124.90      11.19        2.09%
                         Class C Shares          1,000.00     1,124.10      11.19        2.09%
                         Advisor Shares          1,000.00     1,126.70       8.52        1.59%

Quality Growth Fund      Institutional Shares    1,000.00     1,126.80       5.79        1.08%
                         Class A Shares          1,000.00     1,124.80       7.12        1.33%
                         Class B Shares          1,000.00     1,120.40      11.12        2.08%
                         Class C Shares          1,000.00     1,120.80      11.12        2.08%
                         Advisor Shares          1,000.00     1,123.50       8.46        1.58%

Large Cap Core Fund      Institutional Shares    1,000.00     1,140.10       4.96        0.92%
                         Class A Shares          1,000.00     1,139.20       6.31        1.17%
                         Class B Shares          1,000.00     1,134.70      10.33        1.92%
                         Class C Shares          1,000.00     1,134.70      10.33        1.92%
                         Advisor Shares          1,000.00     1,137.30       7.65        1.42%

Equity Index Fund        Institutional Shares    1,000.00     1,136.20       1.02        0.19%
                         Class A Shares          1,000.00     1,134.90       2.37        0.44%
                         Class B Shares          1,000.00     1,131.00       6.39        1.19%
                         Class C Shares          1,000.00     1,131.00       6.39        1.19%
                         Advisor Shares          1,000.00     1,133.60       3.71        0.69%
                         Select Shares           1,000.00     1,135.80       1.45        0.27%
                         Preferred Shares        1,000.00     1,135.50       1.83        0.34%
                         Trust Shares            1,000.00     1,135.30       2.37        0.44%

Balanced Fund            Institutional Shares    1,000.00     1,077.80       5.03        0.96%
                         Class A Shares          1,000.00     1,076.00       6.33        1.21%
                         Class B Shares          1,000.00     1,072.90      10.24        1.96%
                         Class C Shares          1,000.00     1,072.90      10.24        1.96%
                         Advisor Shares          1,000.00     1,074.90       7.64        1.46%

Micro Cap Value Fund     Institutional Shares    1,000.00     1,125.30       7.23        1.35%
                         Class A Shares          1,000.00     1,124.00       8.57        1.60%
                         Class B Shares          1,000.00     1,119.00      12.55        2.35%
                         Class C Shares          1,000.00     1,119.80      12.56        2.35%
                         Advisor Shares          1,000.00     1,124.20       9.91        1.85%

-----------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------



                                                                           EXPENSE      EXPENSE
                                                                            PAID         RATIO
                                                 BEGINNING     ENDING      DURING        DURING
                                                  ACCOUNT     ACCOUNT      PERIOD*       PERIOD
                                                   VALUE       VALUE       8/1/06 -     8/1/06 -
                                                  8/1/06      1/31/07      1/31/07      1/31/07
                                               -------------------------------------------------
Small Cap Value Fund     Institutional Shares  $1,000.00     $1,113.70     $ 6.39        1.20%
                         Class A Shares         1,000.00      1,113.00       7.72        1.45%
                         Class B Shares         1,000.00      1,108.80      11.69        2.20%
                         Class C Shares         1,000.00      1,108.50      11.69        2.20%
                         Advisor Shares         1,000.00      1,111.50       9.05        1.70%

Multi Cap Value Fund     Institutional Shares   1,000.00      1,141.80       6.75        1.25%
                         Class A Shares         1,000.00      1,140.10       8.15        1.51%
                         Class B Shares         1,000.00      1,135.90      12.11        2.25%
                         Class C Shares         1,000.00      1,135.80      12.11        2.25%
                         Advisor Shares         1,000.00      1,138.60       9.49        1.76%

Disciplined Large
Cap Value Fund           Institutional Shares   1,000.00      1,120.70       5.61        1.05%
                         Class A Shares         1,000.00      1,119.00       6.94        1.30%
                         Class B Shares         1,000.00      1,115.20      10.93        2.05%
                         Class C Shares         1,000.00      1,115.20      10.93        2.05%
                         Advisor Shares         1,000.00      1,118.10       8.22        1.54%

LifeModel
Aggressive Fund SM       Institutional Shares   1,000.00      1,125.50       0.43        0.08%
                         Class A Shares         1,000.00      1,123.80       1.77        0.33%
                         Class B Shares         1,000.00      1,119.40       5.77        1.08%
                         Class C Shares         1,000.00      1,119.60       5.77        1.08%
                         Advisor Shares         1,000.00      1,121.70       3.10        0.58%

LifeModel Moderately
Aggressive Fund SM       Institutional Shares   1,000.00      1,108.50       0.43        0.08%
                         Class A Shares         1,000.00      1,106.50       1.75        0.33%
                         Class B Shares         1,000.00      1,102.20       5.72        1.08%
                         Class C Shares         1,000.00      1,102.40       5.72        1.08%
                         Advisor Shares         1,000.00      1,105.40       3.08        0.58%

LifeModel Moderate
Fund SM                  Institutional Shares   1,000.00      1,089.00       0.42        0.08%
                         Class A Shares         1,000.00      1,087.70       1.74        0.33%
                         Class B Shares         1,000.00      1,083.40       5.67        1.08%
                         Class C Shares         1,000.00      1,083.20       5.67        1.08%
                         Advisor Shares         1,000.00      1,086.70       3.05        0.58%

LifeModel Moderately
Conservative Fund SM     Institutional Shares   1,000.00      1,079.90       0.42        0.08%
                         Class A Shares         1,000.00      1,077.70       1.73        0.33%
                         Class B Shares         1,000.00      1,073.90       5.65        1.08%
                         Class C Shares         1,000.00      1,073.00       5.64        1.08%
                         Advisor Shares         1,000.00      1,076.50       3.04        0.58%

LifeModel
Conservative Fund SM     Institutional Shares   1,000.00      1,059.00       0.42        0.08%
                         Class A Shares         1,000.00      1,056.90       1.71        0.33%
                         Class B Shares         1,000.00      1,053.00       5.59        1.08%
                         Class C Shares         1,000.00      1,053.50       5.59        1.08%
                         Advisor Shares         1,000.00      1,056.60       3.01        0.58%

Strategic Income Fund    Institutional Shares   1,000.00      1,064.30       6.19        1.19%
                         Class A Shares         1,000.00      1,063.10       7.49        1.44%
                         Class B Shares         1,000.00      1,058.30      11.36        2.19%
                         Class C Shares         1,000.00      1,058.70      11.36        2.19%
                         Advisor Shares         1,000.00      1,061.80       8.78        1.69%

Dividend Growth Fund     Institutional Shares   1,000.00      1,109.00       3.88        0.73%
                         Class A Shares         1,000.00      1,107.20       5.21        0.98%
                         Class B Shares         1,000.00      1,103.20       9.17        1.73%
                         Class C Shares         1,000.00      1,103.70       9.17        1.73%
                         Advisor Shares         1,000.00      1,106.30       6.53        1.23%

Technology Fund          Institutional Shares   1,000.00      1,115.30       8.10        1.52%
                         Class A Shares         1,000.00      1,113.00       9.43        1.77%
                         Class B Shares         1,000.00      1,108.50      13.39        2.52%
                         Class C Shares         1,000.00      1,108.90      13.40        2.52%
                         Advisor Shares         1,000.00      1,111.30      10.75        2.02%

-----------------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------



                                                                           EXPENSE      EXPENSE
                                                                            PAID         RATIO
                                                 BEGINNING     ENDING      DURING        DURING
                                                  ACCOUNT     ACCOUNT      PERIOD*       PERIOD
                                                   VALUE       VALUE       8/1/06 -     8/1/06 -
                                                  8/1/06      1/31/07      1/31/07      1/31/07
                                               -------------------------------------------------
International
Equity Fund              Institutional Shares  $1,000.00     $1,134.30     $ 7.26        1.35%
                         Class A Shares         1,000.00      1,133.20       8.60        1.60%
                         Class B Shares         1,000.00      1,129.10      12.61        2.35%
                         Class C Shares         1,000.00      1,129.00      12.61        2.35%
                         Advisor Shares         1,000.00      1,131.40       9.94        1.85%

High Yield Bond Fund     Institutional Shares   1,000.00      1,072.60       1.34        0.74%
                         Class A Shares         1,000.00      1,071.10       1.80        0.99%
                         Class B Shares         1,000.00      1,067.40       3.15        1.74%
                         Class C Shares         1,000.00      1,067.30       3.15        1.74%
                         Advisor Shares         1,000.00      1,069.90       2.25        1.24%

Bond Fund                Institutional Shares   1,000.00      1,034.30       3.69        0.72%
                         Class A Shares         1,000.00      1,032.80       4.97        0.97%
                         Class B Shares         1,000.00      1,028.90       8.80        1.72%
                         Class C Shares         1,000.00      1,027.90       8.79        1.72%
                         Advisor Shares         1,000.00      1,031.40       6.25        1.22%

Intermediate Bond Fund   Institutional Shares   1,000.00      1,034.40       3.59        0.70%
                         Class A Shares         1,000.00      1,033.00       4.87        0.95%
                         Class B Shares         1,000.00      1,032.20       4.87        0.95%
                         Class C Shares         1,000.00      1,028.20       8.69        1.70%
                         Advisor Shares         1,000.00      1,031.00       6.14        1.20%

Short Term Bond Fund     Institutional Shares   1,000.00      1,024.50       3.27        0.64%
                         Class A Shares         1,000.00      1,023.20       4.54        0.89%
                         Class C Shares         1,000.00      1,019.20       8.35        1.64%
                         Advisor Shares         1,000.00      1,022.80       5.81        1.14%

U.S. Government
Bond Fund                Institutional Shares   1,000.00      1,027.90       3.53        0.69%
                         Class A Shares         1,000.00      1,027.70       4.80        0.94%
                         Class C Shares         1,000.00      1,023.00       8.62        1.69%
                         Advisor Shares         1,000.00      1,025.30       6.07        1.19%

Municipal Bond Fund      Institutional Shares   1,000.00      1,029.20       3.12        0.61%
                         Class A Shares         1,000.00      1,026.70       4.39        0.86%
                         Class B Shares         1,000.00      1,024.10       8.21        1.61%
                         Class C Shares         1,000.00      1,024.20       8.21        1.61%
                         Advisor Shares         1,000.00      1,025.60       5.67        1.11%

Intermediate Municipal
Bond Fund                Institutional Shares   1,000.00      1,025.20       3.57        0.70%
                         Class A Shares         1,000.00      1,022.90       4.84        0.95%
                         Class B Shares         1,000.00      1,023.00       4.84        0.95%
                         Class C Shares         1,000.00      1,019.80       8.65        1.70%
                         Advisor Shares         1,000.00      1,021.20       6.11        1.20%

Ohio Municipal
Bond Fund                Institutional Shares   1,000.00      1,020.60       4.02        0.79%
                         Class A Shares         1,000.00      1,019.40       5.29        1.04%
                         Class B Shares         1,000.00      1,015.90       9.10        1.79%
                         Class C Shares         1,000.00      1,015.40       9.09        1.79%
                         Advisor Shares         1,000.00      1,018.80       6.56        1.29%

Michigan Municipal
Bond Fund                Institutional Shares   1,000.00      1,018.10       3.46        0.68%
                         Class A Shares         1,000.00      1,016.50       4.22        0.83%
                         Class B Shares         1,000.00      1,012.10       8.52        1.68%
                         Class C Shares         1,000.00      1,012.10       8.52        1.68%
                         Advisor Shares         1,000.00      1,014.50       5.99        1.18%

-------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.


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

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SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------



HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                           EXPENSE      EXPENSE
                                                                            PAID         RATIO
                                                 BEGINNING     ENDING      DURING        DURING
                                                  ACCOUNT     ACCOUNT      PERIOD*       PERIOD
                                                   VALUE       VALUE       8/1/06 -     8/1/06 -
                                                  8/1/06      1/31/07      1/31/07      1/31/07
                                               -------------------------------------------------
Small Cap Growth Fund    Institutional Shares  $1,000.00     $1,020.11     $ 5.14        1.01%
                         Class A Shares         1,000.00      1,018.85       6.41        1.26%
                         Class B Shares         1,000.00      1,015.07      10.21        2.01%
                         Class C Shares         1,000.00      1,015.07      10.21        2.01%
                         Advisor Shares         1,000.00      1,017.59       7.68        1.51%

Mid Cap Growth Fund      Institutional Shares   1,000.00      1,019.71       5.55        1.09%
                         Class A Shares         1,000.00      1,018.45       6.82        1.34%
                         Class B Shares         1,000.00      1,014.67      10.61        2.09%
                         Class C Shares         1,000.00      1,014.67      10.61        2.09%
                         Advisor Shares         1,000.00      1,017.19       8.08        1.59%

Quality Growth Fund      Institutional Shares   1,000.00      1,019.76       5.50        1.08%
                         Class A Shares         1,000.00      1,018.50       6.77        1.33%
                         Class B Shares         1,000.00      1,014.72      10.56        2.08%
                         Class C Shares         1,000.00      1,014.72      10.56        2.08%
                         Advisor Shares         1,000.00      1,017.24       8.03        1.58%

Large Cap Core Fund      Institutional Shares   1,000.00      1,020.57       4.69        0.92%
                         Class A Shares         1,000.00      1,019.31       5.96        1.17%
                         Class B Shares         1,000.00      1,015.53       9.75        1.92%
                         Class C Shares         1,000.00      1,015.53       9.75        1.92%
                         Advisor Shares         1,000.00      1,018.05       7.22        1.42%

Equity Index Fund        Institutional Shares   1,000.00      1,024.25       0.97        0.19%
                         Class A Shares         1,000.00      1,022.99       2.24        0.44%
                         Class B Shares         1,000.00      1,019.21       6.06        1.19%
                         Class C Shares         1,000.00      1,019.21       6.06        1.19%
                         Advisor Shares         1,000.00      1,021.73       3.52        0.69%
                         Select Shares          1,000.00      1,023.84       1.38        0.27%
                         Preferred Shares       1,000.00      1,023.49       1.73        0.34%
                         Trust Shares           1,000.00      1,022.99       2.24        0.44%

Balanced Fund            Institutional Shares   1,000.00      1,020.37       4.89        0.96%
                         Class A Shares         1,000.00      1,019.11       6.16        1.21%
                         Class B Shares         1,000.00      1,015.32       9.96        1.96%
                         Class C Shares         1,000.00      1,015.32       9.96        1.96%
                         Advisor Shares         1,000.00      1,017.85       7.43        1.46%

Micro Cap Value Fund     Institutional Shares   1,000.00      1,018.40       6.87        1.35%
                         Class A Shares         1,000.00      1,017.14       8.13        1.60%
                         Class B Shares         1,000.00      1,013.36      11.93        2.35%
                         Class C Shares         1,000.00      1,013.36      11.93        2.35%
                         Advisor Shares         1,000.00      1,015.88       9.40        1.85%

-------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------



                                                                           EXPENSE      EXPENSE
                                                                            PAID         RATIO
                                                 BEGINNING     ENDING      DURING        DURING
                                                  ACCOUNT     ACCOUNT      PERIOD*       PERIOD
                                                   VALUE       VALUE       8/1/06 -     8/1/06 -
                                                  8/1/06      1/31/07      1/31/07      1/31/07
                                               -------------------------------------------------
Small Cap Value Fund     Institutional Shares  $1,000.00     $1,019.16     $ 6.11        1.20%
                         Class A Shares         1,000.00      1,017.90       7.37        1.45%
                         Class B Shares         1,000.00      1,014.12      11.17        2.20%
                         Class C Shares         1,000.00      1,014.12      11.17        2.20%
                         Advisor Shares         1,000.00      1,016.64       8.64        1.70%

Multi Cap Value Fund     Institutional Shares   1,000.00      1,018.90       6.36        1.25%
                         Class A Shares         1,000.00      1,017.59       7.68        1.51%
                         Class B Shares         1,000.00      1,013.86      11.42        2.25%
                         Class C Shares         1,000.00      1,013.86      11.42        2.25%
                         Advisor Shares         1,000.00      1,016.33       8.94        1.76%

Disciplined Large Cap
Value Fund               Institutional Shares   1,000.00      1,019.91       5.35        1.05%
                         Class A Shares         1,000.00      1,018.65       6.61        1.30%
                         Class B Shares         1,000.00      1,014.87      10.41        2.05%
                         Class C Shares         1,000.00      1,014.87      10.41        2.05%
                         Advisor Shares         1,000.00      1,017.44       7.83        1.54%

LifeModel
Aggressive Fund SM       Institutional Shares   1,000.00      1,024.80       0.41        0.08%
                         Class A Shares         1,000.00      1,023.54       1.68        0.33%
                         Class B Shares         1,000.00      1,019.76       5.50        1.08%
                         Class C Shares         1,000.00      1,019.76       5.50        1.08%
                         Advisor Shares         1,000.00      1,022.28       2.96        0.58%

LifeModel Moderately
Aggressive Fund SM       Institutional Shares   1,000.00      1,024.80       0.41        0.08%
                         Class A Shares         1,000.00      1,023.54       1.68        0.33%
                         Class B Shares         1,000.00      1,019.76       5.50        1.08%
                         Class C Shares         1,000.00      1,019.76       5.50        1.08%
                         Advisor Shares         1,000.00      1,022.28       2.96        0.58%

LifeModel Moderate
Fund SM                  Institutional Shares   1,000.00      1,024.80       0.41        0.08%
                         Class A Shares         1,000.00      1,023.54       1.68        0.33%
                         Class B Shares         1,000.00      1,019.76       5.50        1.08%
                         Class C Shares         1,000.00      1,019.76       5.50        1.08%
                         Advisor Shares         1,000.00      1,022.28       2.96        0.58%

LifeModel Moderately
Conservative Fund SM     Institutional Shares   1,000.00      1,024.80       0.41        0.08%
                         Class A Shares         1,000.00      1,023.54       1.68        0.33%
                         Class B Shares         1,000.00      1,019.76       5.50        1.08%
                         Class C Shares         1,000.00      1,019.76       5.50        1.08%
                         Advisor Shares         1,000.00      1,022.28       2.96        0.58%

LifeModel Conservative
Fund SM                  Institutional Shares   1,000.00      1,024.80       0.41        0.08%
                         Class A Shares         1,000.00      1,023.54       1.68        0.33%
                         Class B Shares         1,000.00      1,019.76       5.50        1.08%
                         Class C Shares         1,000.00      1,019.76       5.50        1.08%
                         Advisor Shares         1,000.00      1,022.28       2.96        0.58%

Strategic Income Fund    Institutional Shares   1,000.00      1,019.21       6.06        1.19%
                         Class A Shares         1,000.00      1,017.95       7.32        1.44%
                         Class B Shares         1,000.00      1,014.17      11.12        2.19%
                         Class C Shares         1,000.00      1,014.17      11.12        2.19%
                         Advisor Shares         1,000.00      1,016.69       8.59        1.69%

Dividend Growth Fund     Institutional Shares   1,000.00      1,021.53       3.72        0.73%
                         Class A Shares         1,000.00      1,020.27       4.99        0.98%
                         Class B Shares         1,000.00      1,016.48       8.79        1.73%
                         Class C Shares         1,000.00      1,016.48       8.79        1.73%
                         Advisor Shares         1,000.00      1,019.00       6.26        1.23%

Technology Fund          Institutional Shares   1,000.00      1,017.54       7.73        1.52%
                         Class A Shares         1,000.00      1,016.28       9.00        1.77%
                         Class B Shares         1,000.00      1,012.50      12.78        2.52%
                         Class C Shares         1,000.00      1,012.50      12.78        2.52%
                         Advisor Shares         1,000.00      1,015.02      10.26        2.02%

-------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED


--------------------------------------------------------------------------------

                                                                           EXPENSE      EXPENSE
                                                                            PAID         RATIO
                                                 BEGINNING     ENDING      DURING        DURING
                                                  ACCOUNT     ACCOUNT      PERIOD*       PERIOD
                                                   VALUE       VALUE       8/1/06 -     8/1/06 -
                                                  8/1/06      1/31/07      1/31/07      1/31/07
                                               -------------------------------------------------
International
Equity Fund              Institutional Shares  $1,000.00     $1,018.40     $ 6.87        1.35%
                         Class A Shares         1,000.00      1,017.14       8.13        1.60%
                         Class B Shares         1,000.00      1,013.36      11.93        2.35%
                         Class C Shares         1,000.00      1,013.36      11.93        2.35%
                         Advisor Shares         1,000.00      1,015.88       9.40        1.85%

High Yield Bond Fund     Institutional Shares   1,000.00      1,021.48       3.77        0.74%
                         Class A Shares         1,000.00      1,020.21       5.04        0.99%
                         Class B Shares         1,000.00      1,016.43       8.84        1.74%
                         Class C Shares         1,000.00      1,016.43       8.84        1.74%
                         Advisor Shares         1,000.00      1,018.95       6.31        1.24%

Bond Fund                Institutional Shares   1,000.00      1,021.58       3.67        0.72%
                         Class A Shares         1,000.00      1,020.32       4.94        0.97%
                         Class B Shares         1,000.00      1,016.53       8.74        1.72%
                         Class C Shares         1,000.00      1,016.53       8.74        1.72%
                         Advisor Shares         1,000.00      1,019.06       6.21        1.22%

Intermediate Bond Fund   Institutional Shares   1,000.00      1,021.68       3.57        0.70%
                         Class A Shares         1,000.00      1,020.42       4.84        0.95%
                         Class B Shares         1,000.00      1,020.42       4.84        0.95%
                         Class C Shares         1,000.00      1,016.64       8.64        1.70%
                         Advisor Shares         1,000.00      1,019.16       6.11        1.20%

Short Term Bond Fund     Institutional Shares   1,000.00      1,021.98       3.26        0.64%
                         Class A Shares         1,000.00      1,020.72       4.53        0.89%
                         Class C Shares         1,000.00      1,016.94       8.34        1.64%
                         Advisor Shares         1,000.00      1,019.46       5.80        1.14%

U.S. Government
Bond Fund                Institutional Shares   1,000.00      1,021.73       3.52        0.69%
                         Class A Shares         1,000.00      1,020.47       4.79        0.94%
                         Class C Shares         1,000.00      1,016.69       8.59        1.69%
                         Advisor Shares         1,000.00      1,019.21       6.06        1.19%

Municipal Bond Fund      Institutional Shares   1,000.00      1,022.13       3.11        0.61%
                         Class A Shares         1,000.00      1,020.87       4.38        0.86%
                         Class B Shares         1,000.00      1,017.09       8.19        1.61%
                         Class C Shares         1,000.00      1,017.09       8.19        1.61%
                         Advisor Shares         1,000.00      1,019.61       5.65        1.11%

Intermediate Municipal
Bond Fund                Institutional Shares   1,000.00      1,021.68       3.57        0.70%
                         Class A Shares         1,000.00      1,020.42       4.84        0.95%
                         Class B Shares         1,000.00      1,020.42       4.84        0.95%
                         Class C Shares         1,000.00      1,016.64       8.64        1.70%
                         Advisor Shares         1,000.00      1,019.16       6.11        1.20%

Ohio Municipal
Bond Fund                Institutional Shares   1,000.00      1,021.22       4.02        0.79%
                         Class A Shares         1,000.00      1,019.96       5.30        1.04%
                         Class B Shares         1,000.00      1,016.18       9.10        1.79%
                         Class C Shares         1,000.00      1,016.18       9.10        1.79%
                         Advisor Shares         1,000.00      1,018.70       6.56        1.29%

Michigan Municipal
Bond Fund                Institutional Shares   1,000.00      1,021.78       3.47        0.68%
                         Class A Shares         1,000.00      1,021.02       4.23        0.83%
                         Class B Shares         1,000.00      1,016.74       8.54        1.68%
                         Class C Shares         1,000.00      1,016.74       8.54        1.68%
                         Advisor Shares         1,000.00      1,019.26       6.01        1.18%

-------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------



The Board, at meetings held on September 14, 2006 and October 4, 2006, formally considered the Trust's investment advisory agreement with FTAM with respect to all funds of the Trust, a sub-advisory agreement of FTAM with Morgan Stanley Investment Management Inc. ("MSIM" or the "Sub-Advisor") with respect to the International Equity Fund and a sub-advisory agreement of FTAM with Fort Washington Investment Advisors, Inc. ("Fort Washington" or, also a "Sub-Advisor") (the "Sub-Advisors" collectively with the Advisor, the "Advisors") with respect to the High Yield Bond Fund (collectively, the "Advisory Agreements").

The Board reviewed extensive material in connection with their review of the Advisory Agreements, including data compiled from data gathered by Lipper, Inc. ("Lipper"), an independent source of mutual fund data, which included comparisons with industry averages for comparable funds of advisory fees, 12b-1 fees, administration fees, transfer agency fees, custodian fees, and total fund expenses. The data reflected FTAM's fee waivers in place, as well as FTAM's contractual fee levels. FTAM also provided the Board with the results of a three-pronged performance and expense test developed by FTAM. The Board received reports from FTAM's Chief Investment Officer with respect to brokerage practices, best execution, fund performance, and expense trends. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreements. The Board received a detailed presentation by FTAM, which included a fund-by-fund analysis of performance and profitability. Detailed presentations were also provided by each Sub-Advisor. The Board deliberated outside the presence of management and the Advisors.

In their deliberations, each Trustee attributed different weights to various factors involved in their analysis of whether the Advisory Agreements should be continued, and no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Trust and FTAM, between FTAM and MSIM, and between FTAM and Fort Washington, as provided in the Advisory Agreements, were fair and reasonable, and that the continuance of the Advisory Agreements, were in the best interests of each Fund of the Trust and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund of the Trust under the Advisory Agreements. The Trustees took into account information furnished throughout the year at Board meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of each Advisor's senior management and the expertise of the investment personnel of each Advisor responsible for the day-to-day management of each Fund of the Trust.

The Trustees received information concerning the investment philosophy and investment processes applied by the Advisors in managing the Trust. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Trust. The Trustees evaluated the trading practices of each Advisor. The Trustees also evaluated the procedures of the Advisors designed to fulfill the Advisors' fiduciary duty to the Trust with respect to possible conflicts of interest, including the Advisors' codes of ethics (regulating the personal trading of its officers and employees).

With respect to FTAM, the Trustees particularly noted staffing enhancements to the investment teams initiated by the chief investment officer. Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by the Advisors, the scope of responsibilities was typical of those of investment Advisors and sub-Advisors to open-end mutual funds generally, and that the quality of the services was very satisfactory.

Investment Performance

The Trustees considered performance results of each Fund in absolute terms and relative to each Fund's peer group. In conducting their review of performance, both long- and short-term performance were considered. The Trustees noted that performance varied considerably and they focused their review of performance on those funds whose performance compared unfavorably with their respective peers (both Lipper and benchmark) over the most recent one-year, three-year and five-year periods. The Trustees noted that the performance of the Quality Growth Fund, the Balanced Fund, the Dividend Growth Fund, the Municipal Bond Fund, the Intermediate Municipal Bond Fund, and the Michigan Municipal Bond Fund ranked in the bottom third in their respective Lipper and benchmark rankings for at least two of the one-

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------



year, three-year and five-year periods. The Trustees considered the recent changes made to the Dividend Growth Fund's investment focus, the substantial redemptions in the Municipal Bond Fund and FTAM's strategic considerations for the Balanced Fund. With respect to the Intermediate Municipal Bond Fund and the Quality Growth Fund, the Trustees noted FTAM's proposed fee reductions through contractual expense limitation agreements and the potential impact these expense reductions could have on performance. With respect to the Dividend Growth Fund, the Trustees also noted the contractual expense limitation agreements put in place last year. The Trustees considered the supply constraints FTAM faced with respect to the Michigan Municipal Bond Fund.

With respect to the International Equity Fund, the Trustees noted that while the Fund had underperformed its benchmark for the one-, three- and five-year periods, the performance was stable and within a satisfactory range.

With respect to the High Yield Bond Fund of Fort Washington, the Trustees noted that while the Fund had underperformed its benchmark for the year-to-date period, the Fund focused on the higher quality segments of the high yield bond market.

Based on their review and consideration of FTAM's attempts to address performance issues, the Trustees concluded that the performance of each of the Funds of the Trust was satisfactory or better.

Cost of Services and Profits Realized by FTAM and Its Affiliates

The Trustees considered comparable peer group information with respect to the advisory fees charged by FTAM to each of the Funds of the Trust, taking into consideration both contractual and actual (i.e., after waiver) fee levels. The Trustees also reviewed administration, accounting, custody and transfer agency fees received by FTAM's affiliate, Fifth Third Bank. The Trustees also considered the fallout benefits to FTAM of soft dollars, based on presentations to the Board. The Trustees reviewed profitability information provided by FTAM with respect to investment advisory, administration, accounting, transfer agency and custody services to each Fund of the Trust. The Trustees recognized that such data is not typically audited and therefore represented FTAM's own determination of its revenues, as well as the revenues of its affiliates, from the contractual services provided to the Trust, less expenses of providing such services. Expenses included direct and indirect costs and were calculated using an allocation methodology developed by FTAM. The Trustees recognized the difficulty in making comparisons of profitability to other investment Advisors, because comparative information is affected by numerous factors, including the structure of the particular Advisor, the types of funds it manages, its business mix, and numerous assumptions regarding allocations. The Trustees also considered the impact that the proposed additional expense limitations would have on FTAM's profitability. Based on their review, the Trustees concluded that the profitability to FTAM under the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund of the Trust.

With respect to each Sub-Advisors profitability, the Trustees noted that sub-advisory fees are paid by FTAM, rather than directly from the Trust's assets. The Board also concluded that the these fees were fair and reasonable, in light of the services and benefits provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflected economies of scale and whether economies of scale would be produced by the growth of the Trust's assets. The Trustees took into account the $600 million decrease in the Trust's assets over the last year. The Trustees noted the contractual expense limitations proposed by FTAM for the Intermediate Municipal Bond Fund, Quality Growth Fund, the Disciplined Large Cap Value Fund, Multi Cap Value Fund and the Strategic Income Fund. The Trustees also considered the expense limitations previously enacted for the Dividend Growth Fund, the Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Intermediate Bond Fund, the U.S. Government Bond Fund, the Municipal Money Market Fund and the Government Money Market Fund. The Trustees took into account the impact of the expense limitations and the resulting decrease in revenue for FTAM. The Trustees concluded that the asset levels of the Trust were not currently so large as to warrant formal contractual breakpoints, and that the contractual expense limitations were a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Addresses
------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                 Fifth Third Funds
Stock and Bond Mutual Funds                                       3435 Stelzer Road
                                                                  Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------


Investment Advisor                                                Fifth Third Asset Management, Inc.
                                                                  38 Fountain Square Plaza
                                                                  Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------


Sub-Advisor (International Equity Fund only)                      Morgan Stanley Investment
                                                                       Management Inc.
                                                                  1221 Avenue of the Americas
                                                                  New York, New York 10020
------------------------------------------------------------------------------------------------------------


Sub-Advisor (High Yield Bond Fund only)                           Fort Washington Investment
                                                                       Advisors, Inc.
                                                                  420 East Fourth Street
                                                                  Cincinnati, Ohio 45202
------------------------------------------------------------------------------------------------------------


Distributor                                                       Fifth Third Funds Distributor, Inc.
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian                           Fifth Third Bank
                                                                  38 Fountain Square Plaza
                                                                  Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------


Sub-Administrator                                                 BISYS Fund Services Limited Partnership
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent                            BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                                              3435 Stelzer Road
                                                                  Columbus, Ohio 43219
------------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm                     PricewaterhouseCoopers LLP
                                                                  100 East Broad Street
                                                                  Suite 2100
                                                                  Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------

                            Logo: Fifth Third Funds


3/07                                                                 SAR-STBD-07

Logo: Fifth Third Funds


MONEY MARKET MUTUAL FUNDS
Semi-Annual Report to Shareholders


----------------
January 31, 2007

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.


This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending April 30 and October 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:

o    ARE NOT FDIC INSURED

o    HAVE NO BANK GUARANTEE

o    MAY LOSE VALUE

TABLE OF CONTENTS

Graphic [Fifth Thrid Logo}

Economic Outlook and
Commentary Section ............. 1

Manager Commentary ............. 3

Schedules of Portfolio
  Investments .................. 5

Notes to Schedules of
  Portfolio Investments ........ 23

Statements of Assets
  and Liabilities .............. 24

Statements of Operations ....... 26

Statements of Changes
  in Net Assets ................ 28

Notes to Financial Statements .. 32

Financial Highlights ........... 38

Supplemental Information ....... 44

OUR MESSAGE TO YOU


Stock investors who adhered to long-term strategies were substantially rewarded in the second half of 2006 and into the first weeks of 2007, just as they had been the prior two years. Furthermore, Fifth Third Funds shareholders enjoyed returns that were particularly pleasing.

For the six-month period ending January 31, 2007, the major stock market averages posted the following gains:

o    The S&P 500([R]) Index(1) of large cap stocks returned 13.76% .

o    The S&P 400([R]) Index(1) of mid cap stocks returned 12.89% .

o    The S&P 600([R]) Index(1) of small cap stocks returned 12.98% .

o    The MSCI EAFE Index(1) of international stocks returned 14.33% .

Drilling deeper, some trends in performance -- value investing did particularly well; continued strength in small company stocks; and international stocks outpaced U.S. markets -- extended themes that have been prevalent for five or six years. Such recurring patterns, as we have mentioned in the past, continue to reinforce the benefits of diversification across markets and asset classes. Clearly, a key approach for any investor is that BROAD DIVERSIFICATION STRATEGIES SHOULD REMAIN THE PREFERRED APPROACH FOR YEARS TO COME.

For much of the market, the outstanding returns posted since last summer were influenced by several factors, including:

1. The decision by the Federal Reserve Board (the "Fed") to halt its rate-hike campaign in August. This was a significant catalyst for the markets as it stopped the two-year push that moved the key Fed Funds rate from 1.00% to the current 5.25% . Moreover, Fed Chair Ben Bernanke suggested that current conditions point to moderated economic growth in the future, coupled with lower inflationary pressures.

2. Continued expansion of corporate profits at a pace well above Wall Street expectations. Remarkably, companies have posted average growth in the mid-teens for three straight years -- a run that has exceeded anything witnessed in the last 50 years.

3. The combination of mild weather and peace in Lebanon which helped bring about low energy prices in world markets. Oil prices fell from July highs and neared $50 per barrel during the period's closing weeks. This has been good news for consumers, companies and the world economy.

4. Improving government inflation statistics. With prices easing and the housing market softening, retail inflation moved below 3.00% and wholesale inflation measures dropped further. Improvements on the inflationary front generally ease current conditions and allow for rate cuts by the Fed -- if needed -- to spark the economy.

5. The relatively low and stable bond yield environment, which allowed for continued spending and investment by companies, consumers and the government.

Fixed income and cash investments enjoyed positive returns during the six-month period, but lagged the outsized gains seen in the stock market. Bond investors contended with a condition that is challenging and somewhat unusual -- the U.S. Treasury yield curve inverted during the year and remains so today.

Consisting of higher short-term yields than long-term rates, an inverted curve provides little incentive for investors to take on maturity risk via long-term bonds and has left most professionals scratching their heads. Is a recession on the horizon? Are investors so yield-hungry that they care little about risk issues like duration? What impact could high levels of investment by foreign governments have?

As we look for market signals, one important aspect jumps out at us: the relationship of corporate bonds to Treasury bonds -- known as the spread -- remains tight. Because the yields for both types of debt are similar, the spread accepted by investors to make up for the higher credit risk in corporate bonds is modest. This suggests to us that most bond professionals see little possibility of an economic recession on the horizon. In turn, we have concluded that the current inverted slope of the yield curve more likely reflects investors' strong demand for yield along with their comfort with the state of the economy. The collective opinion of the bond market -- given the size and scale of it -- is one that we pay close attention to.

Looking at other key macro factors that drive financial markets, the following expectations emerge:

o The domestic economy may moderate to a more sustainable level with around 3.00% real growth on the horizon.

o Inflation conditions should continue to improve, indicative of a mid-cycle slowdown.

o Corporate profits should keep growing, albeit at a slower pace than 2006. We see earnings per share growth in the high single-digit range.

o Energy prices will keep moving around, as always, but perhaps in a range that will be lower than witnessed in 2006.

o Capital and liquidity -- essential fuel to the economy -- should remain sufficient.

o    Interest rates could be lower by year-end.

Despite the challenges presented to us over the course of the period, all of the managers within the family of Fifth Third Funds stayed true to their disciplines and produced competitive returns for you, our shareholder. And while there are always risks, we believe the well-diversified and patient fund investor should continue to do well as investment opportunities ebb and flow.

(1)  TERMS AND DEFINITIONS

THE STANDARD & POOR'S 500([R]) STOCK INDEX ("S&P 500([R]) INDEX") is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

THE STANDARD & POOR'S MIDCAP 400([R]) INDEX ("S&P 400([R]) INDEX") measures the performance of the mid-range sector of the U.S. stock market. The Index is based on 400 stocks chosen on the basis of market capitalization, liquidity and industry group representation. The S&P MidCap 400([R]) Index is market value (capitalization) weighted.

THE STANDARD & POOR'S 600([R]) STOCK INDEX ("S&P 600([R]) INDEX") is composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $1.5 billion, depending on index composition. Each company's stock is weighted by the number of available float shares (i.e., those shares available to investors) divided by the total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUTRALASIA AND FAR EAST ("MSCI EAFE") INDEX is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors.

The above indices do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Thank you for your confidence in Fifth Third Funds.

/s/ Keith Wirtz, CFA

Keith Wirtz, CFA

Chief Investment Officer

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MONEY MARKET FUNDS

For the six-month period ending January 31, 2007, the Fifth Third Money Market Funds reported relatively stable yields on an absolute basis -- the direct result of an inactive monetary policy in which the Federal Reserve's Federal Open Market Committee (FOMC) maintained the Federal Funds target rate at 5.25% for the entire period.

Early on, the FOMC said that the extent and timing of future target rate adjustments would be data dependent, with policy dictated by economic data and inflation indicators in comparison to central bank forecasts. As a result, market speculation on whether the interest rate tightening cycle was done -- or merely paused -- continued, which contributed to heightened volatility throughout the market.

Implementing an investment strategy based on the belief that the FOMC was finished lifting rates and would maintain the Federal Funds target rate at 5.25% throughout 2006 and into the first part of 2007, the Funds executed a slight extension in duration through longer dated fixed and floating rate securities. As the yield curve inverted mid-period, with higher short-term rates than long-term yields, the Funds maintained the duration positioning and increased overall cash positions, particularly in the Fifth Third Institutional Government Money Market Fund, the Fifth Third Government Money Market Fund and the Fifth Third U.S. Treasury Money Market Fund. This strategy proved somewhat effective as the Funds benefited from the frequent reinvestment of cash equivalents and the inherent hedge provided by the floating securities.

Despite the traditional implication that an inverted yield curve indicates an increased likelihood of a recession, the economy's resiliency did not prompt an adjustment in the FOMC's monetary policy stance. This ultimately penalized longer duration trades yielding less than the prevailing 5.25% Federal Funds target rate or tax-exempt floating rate securities.

At the period's end, the Funds maintained a neutral to slightly longer duration strategy featuring select floating and fixed extension trades aimed at capturing additional yield opportunities. This acknowledged the recent positive trends in economic growth and moderating inflation pressures but reflected an underlying belief that the FOMC's next move will be a rate cut, although the timing remains uncertain.

The Fifth Third Prime Money Market Fund and Fifth Third Institutional Money Market Fund maintained a conservative orientation with continued emphasis on high quality security selection. This strategy continued to provide added comfort to the principal preservation objective.

The municipal money market yield curve was generally flat and, at times, inverted with daily and weekly floating rate securities offering higher yields than 1-year notes.

Against this backdrop, the Fifth Third Michigan Municipal Money Market(1) and the Fifth Third Municipal Money Market Funds were managed conservatively with an average maturity that was in line with the iMoneyNet peer group. This allowed each Fund to take advantage of relatively higher yields.

The composition of each Fund was little changed with about 70% consisting of weekly and daily floater issues, many of which are supported by letters of credit and other forms of credit enhancements from financial institutions and corporations, and the balance invested in commercial paper, notes and bonds that have a final maturity within 397 days. When possible, the Funds buy smaller issues, which typically offer slightly higher yields.

MATURITY COMPOSITION AS OF JANUARY 31, 2007
--------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY(T)
-----------------------------------------------  -------------   -------------
                                                 DAYS            DAYS
                                                 AS OF 7/31/06   AS OF 1/31/07
-----------------------------------------------  -------------   -------------
Fifth Third Prime                                34              45
Money Market Fund
-----------------------------------------------  -------------   -------------
Fifth Third Institutional                        42              43
Money Market Fund
-----------------------------------------------  -------------   -------------
Fifth Third Institutional                        37              38
Government Money
Market Fund
-----------------------------------------------  -------------   -------------
Fifth Third Government                           31              39
Money Market Fund
-----------------------------------------------  -------------   -------------
Fifth Third U. S. Treasury                       16              17
Money Market Fund
-----------------------------------------------  -------------   -------------
Fifth Third Michigan Municipal                   27              17
Money Market Fund
-----------------------------------------------  -------------   -------------
Fifth Third Municipal                            23              25
Money Market Fund
-----------------------------------------------  -------------   -------------

(t)  Portfolio composition is subject to change.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

AN INVESTMENT IN ANY OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRE- SERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The Fifth Third Michigan Municipal Money Market Fund's income may be subject to certain state and local taxes and, depending on one's tax status, the federal alternative minimum tax. Single state funds may be subject to additional risk, since issuers they invest in are more likely to be subject to the same political and/or economic risks.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE



MONEY MARKET MATURITY SCHEDULES

as a percentage of value of investments(t)


                                                  Institutional
                    Prime         Institutional     Government    Government
                    Money            Money            Money         Money
                 Market Fund      Market Fund      Market Fund   Market Fund
                 -----------      -------------   -------------  -----------
Less than 8 days    48.0%            47.4%           57.1%          26.1%
-----------      -----------      -------------   -------------  -----------
8 to 14 Days         3.2%             1.8%            3.3%          19.2%
-----------      -----------      -------------   -------------  -----------
15 to 30 Days       19.7%            17.5%           10.7%          19.8%
-----------      -----------      -------------   -------------  -----------
31 to 180 Days      25.0%            29.6%           22.5%          30.2%
-----------      -----------      -------------   -------------  -----------
181 to 365 Days      3.6%             3.4%            6.4%           4.7%
-----------      -----------      -------------   -------------  -----------
366 to 397 Days      0.5%             0.3%            0.0%           0.0%
-----------      -----------      -------------   -------------  -----------


                                    Michigan
                  U.S. Treasury     Municipal       Municipal
                      Money           Money           Money
                  Market Fund      Market Fund     Market Fund
                  -------------    -----------     -----------
Less than 8 days      88.4%           87.5%           89.1%
-----------       -------------    -----------     -----------
8 to 14 Days           0.0%            0.0%            0.0%
-----------       -------------    -----------     -----------
15 to 30 Days          1.8%            5.1%            2.1%
-----------       -------------    -----------     -----------
31 to 180 Days         5.3%            4.5%            2.7%
-----------       -------------    -----------     -----------
181 to 365 Days        4.5%            2.9%            6.1%
-----------       -------------    -----------     -----------
366 to 397 Days        0.0%            0.0%            0.0%
-----------       -------------    -----------     -----------

(t)  Portfolio composition is subject to change.

                                                         PRIME MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

CERTIFICATES OF DEPOSIT (11.1%)
Abbey National, 5.37%, 6/29/07 *               $  10,000   $     10,002
BNP Paribas, 5.33%, 3/16/07                        7,000          7,000
BNP Paribas, 5.26%, 6/8/07                        10,000         10,000
Branch Banking & Trust, 5.29%, 7/3/07             10,000         10,000
Citibank, 5.31%, 4/9/07                           10,000         10,000
Credit Suisse First Boston, 5.36%,
   4/24/07 *                                      14,150         14,152
Depfa Bank PLC, 5.32%, 2/28/07                    15,000         15,000
Natexis Banques Populaires, 5.35%,
   2/9/07 *                                       10,000         10,000
Natexis Banques Populaires, 5.55%,
   6/18/07                                        10,000         10,002
Natexis Banques Populaires, 5.34%,
   8/7/07 *                                       15,000         15,000
Societe Generale, 5.43%, 2/20/07                  10,000         10,000
SunTrust Bank, 5.29%, 10/29/07 *                   5,000          5,000
                                                                -------

TOTAL CERTIFICATES OF DEPOSIT                                   126,156
                                                                -------

COMMERCIAL PAPER (24.7%)
Abbey National, 5.33%, 6/1/07 **                  10,000          9,829
Allied Irish Banks of North America,
   5.44%, 2/28/07 ** (c)                           5,000          4,980
Amsterdam Funding Corp., 5.41%,
   2/5/07 **                                       5,000          4,997
Bank of America Corp., 5.39%, 3/5/07 **           10,000          9,954
Bank of America Corp., 5.49%,
   4/27/07 **                                      4,700          4,642
Barclays U.S. Funding, 5.49%, 3/5/07 **            8,600          8,560
Barclays U.S. Funding, 5.39%, 3/14/07 **          10,000          9,940
BNP Paribas, 5.40%, 4/11/07 **                    10,000          9,900
BNP Paribas, 5.32%, 5/21/07                       16,000         16,000
CRC Funding LLC, 5.35%, 2/21/07 **                15,000         14,956
Depfa Bank PLC, 5.41%, 5/1/07 ** (c)               4,000          3,949
Falcon Asset Securitization, 5.49%,
   2/8/07 **                                      10,900         10,889
General Electric Capital Corp., 5.40%,
   6/27/07 **                                     15,000         14,683
HBOS Treasury Services PLC, 5.50%,
   3/14/07 **                                     15,805         15,711
HBOS Treasury Services PLC, 5.40%,
   7/18/07 **                                     10,000          9,759
MetLife Funding, Inc., 5.36%, 2/5/07 **           10,000          9,994
Michigan State, 5.41%, 10/4/07                     5,770          5,770
Morgan Stanley, 5.39%,
   3/8/07 **                                      10,000          9,949
Morgan Stanley, 5.38%, 6/14/07 **                 10,000          9,809
Park Avenue Receivables Co., 5.36%,
   2/7/07 **                                      15,000         14,987
Park Avenue Receivables Co., 5.50%,
   2/20/07 **                                     15,000         14,958
Sheffield Receivables Corp., 5.34%,
   2/5/07 **                                      20,000         19,989

                                    Continued

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

COMMERCIAL PAPER, CONTINUED
Societe Generale, 5.40%, 2/16/07 **            $   8,900   $      8,881
Societe Generale, 5.41%, 3/1/07 **                 5,900          5,876
Societe Generale, 5.40%, 5/10/07 **               15,000         14,786
Societe Generale, 5.49%, 6/11/07 **                3,500          3,434
UBS Finance, Inc., 5.49%, 4/2/07 **                5,900          5,848
Windmill Funding Corp., 5.50%, 2/13/07 **          8,000          7,986
                                                                -------

TOTAL COMMERCIAL PAPER                                          281,016
                                                                -------

CORPORATE BONDS (24.7%)
Bank of America Corp., 5.25%, 2/1/07               7,000          7,000
Bear Stearns & Co., Inc., 5.51%, 2/15/07 *        10,000         10,001
Bear Stearns & Co., Inc., 7.80%, 8/15/07           6,000          6,073
Bear Stearns & Co., Inc., 5.30%, 1/9/08 *         12,000         12,000
Bear Stearns & Co., Inc., 5.40%, 2/5/08 *         20,000         19,999
Citigroup, Inc., 3.50%, 2/1/08                     5,000          4,911
Credit Suisse First Boston, 5.40%, 12/21/07       12,000         12,000
Credit Suisse First Boston, 4.63%,
   1/15/08                                         7,000          6,952
Florida Hurricane Catastrophe, 5.33%,
   2/15/08 *                                      12,000         12,000
General Electric Capital Corp., 5.00%,
   2/15/07                                         5,000          4,999
General Electric Capital Corp., 3.45%,
   7/16/07                                        10,705         10,615
General Electric Capital Corp., 3.50%,
   8/15/07                                         4,000          3,962
Goldman Sachs Group, Inc., 5.48%,
   5/11/07 *                                      15,000         15,005
HSBC Finance Corp., 5.31%, 2/6/08 *               10,000         10,000
IBM Corp., 6.45%, 8/1/07                           2,010          2,021
JP Morgan Chase & Co., 5.35%, 3/1/07               4,000          3,999
Lehman Brothers Holdings, 8.25%,
   6/15/07                                        13,727         13,865
Merrill Lynch & Co., 5.36%, 2/1/07                 3,190          3,190
Merrill Lynch & Co., 5.57%, 7/11/07 *             15,000         15,000
Merrill Lynch & Co., 4.25%, 9/14/07               13,405         13,315
Morgan Stanley, 6.88%, 3/1/07                      5,000          5,006
Morgan Stanley, 5.49%, 7/27/07 *                  10,000         10,009
Morgan Stanley, 5.38%, 2/4/08 *                   15,000         15,000
SunTrust Bank, 5.43%, 5/17/07 *                   10,000         10,003
U.S. Bank, 2.87%, 2/1/07                           7,300          7,300
UBS Finance, Inc., 5.40%, 12/14/07                 6,000          6,000
Wachovia Corp., 5.44%, 7/20/07 *                   5,000          5,003
Wachovia Corp., 4.85%, 7/30/07                    11,395         11,363
Wells Fargo & Co., 5.31%, 2/15/08 *               25,000         24,999
                                                                -------

TOTAL CORPORATE BONDS                                           281,590
                                                                -------

DEMAND NOTES (14.0%)
Beavercreek Enterprises, 5.36%,
   3/2/20, (LOC: National City Bank) *             4,055          4,055
Buckeye Corrugated, Inc., 5.37%,
   10/1/17, (LOC: Key Bank) * (c)                  5,045          5,045

                                    Continued

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

DEMAND NOTES, CONTINUED
Bybee Foods LLC, 5.37%, 11/1/26,
   (LOC: Key Bank) *                           $   1,600   $      1,600
Capital One Funding Corp., 5.33%,
   10/1/14, (LOC: Bank One) *                      1,899          1,899
Capital One Funding Corp., 5.33%,
   7/2/18, (LOC: Bank One) * (c)                     611            611
Capital One Funding Corp., 5.33%,
   10/1/21, (LOC: Bank One) * (c)                    900            900
Capital One Funding Corp., 5.33%,
   1/4/27, (LOC: Bank One) *                       3,094          3,094
Central Michigan Inns, 5.37%, 4/1/30,
   (LOC: Michigan National Bank) *                 1,985          1,985
CHF-ELON LLC, 5.35%, 6/1/35,
   (LOC: Regions Financial Corp) * (c)             6,500          6,500
Clare at Water Tower, 5.35%, 5/15/38,
   (LOC: Lasalle Bank) *                          12,500         12,500
Cornerstone Funding Corp., 5.39%,
   12/1/11, (LOC: SunTrust) *                      7,935          7,935
Cornerstone Funding Corp., 5.39%,
   9/1/25, (LOC: SunTrust) *                       5,628          5,628
Harry W. Albright, Jr., 5.42%, 5/1/21,
   (LOC: National Australia Bank) *                5,485          5,485
HWP Co., Ltd. Project, 5.36%,
   12/3/18, (LOC: National City Bank) * (c)        4,230          4,230
Iowa 80 Group, Inc., 5.47%, 6/1/16,
   (LOC: Wells Fargo) *                            3,800          3,800
Jackson 2000, 5.37%, 6/1/49, (LOC:
   KeyBank) *                                      8,905          8,905
Jefferson Land Development, 5.41%,
   10/1/16, (LOC: National City Bank) * (c)        1,020          1,020
Landmark Medical LLC, 5.37%,
   1/1/21, (LOC: Bank One) *                       7,380          7,380
Lexington Financial Services, 5.36%,
   2/1/26, (LOC: LaSalle Bank) *                   8,500          8,500
Mount Carmel East Professional,
   5.36%, 1/1/14, (LOC: National City) * (c)       1,500          1,500
Mr. K Enterprises, 5.52%, 9/1/16,
   (LOC: National Australia Bank) *                5,750          5,750
New Belgium Brewery Co., 5.50%,
   7/1/15, (LOC: KeyBank) *                        2,925          2,925
Northside Christian Church, 5.37%,
   4/1/30, (LOC: Bank One) *                       6,610          6,610
PCI Paper Conversions, Inc., 5.37%,
   4/1/10, (LOC: KeyBank) *                        1,650          1,650
Pittsburgh Technical Institute, 5.36%,
   10/1/15, (LOC: National City Bank) *            9,735          9,735
Revenue Bond CTF Series Trust,
   5.52%, 6/1/24, (LOC: AIG) * (c)                 3,740          3,740
Royal Town Center LLC Project,
   5.37%, 10/1/47,
   (LOC: Comerica Bank) * (c)                      5,095          5,095
Saint Andrew United, 5.35%, 7/1/29,
   (LOC: Wachovia Bank) *                         12,385         12,385

                                    Continued

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

DEMAND NOTES, CONTINUED
SDK Cameron LLC, 5.37%, 10/1/35,
   (LOC: Comerica Bank) * (c)                  $   3,185   $      3,185
Second & Main, Ltd., 5.36%, 8/1/11,
   (LOC: National City Bank) *                     1,750          1,750
Secor Realty, Inc., 5.36%, 4/1/20,
   (LOC: National City Bank) *                     7,760          7,760
SGS Tool Co., 5.36%, 12/1/12, (LOC:
   Bank One) *                                     4,175          4,175
Zeigler Realty LLC, 5.36%, 9/1/26,
   (LOC: National City Bank) *                     1,320          1,320
                                                                -------

TOTAL DEMAND NOTES                                              158,652
                                                                -------

MUNICIPAL BONDS (14.2%)
ALASKA (0.3%)
Four Dam Pool Electric Revenue,
   5.34%, 7/1/26 *                                 3,480          3,480
                                                                -------

CALIFORNIA (3.4%)
Riverside County, 5.36%, 11/1/20 *                 6,800          6,800
Sacramento County, 5.36%, 7/1/22 *                32,430         32,430
                                                                -------
                                                                 39,230
                                                                -------

COLORADO (1.4%)
Housing & Finance Authority,
   Multifamily, Class II-B-1, 5.36%,
   10/1/44 *                                      14,000         14,000
Pueblo Housing Authority Purchasing
   Revenue, 5.50%, 12/1/18 * (c)                   1,735          1,735
                                                                -------
                                                                 15,735
                                                                -------

GEORGIA (0.9%)
Columbus Development Authority,
   Industrial Revenue, Litho-Krome
   Project, 5.35%, 8/1/22 *                       10,125         10,125
                                                                -------

IOWA (0.6%)
Dallas County Industrial Development
   Revenue, Sioux City Brick & Tile,
   5.37%, 9/1/21 *                                 6,980          6,980
                                                                -------

KENTUCKY (1.4%)
Bardstown Industrial Revenue, 5.42%,
   6/1/24 *                                        7,950          7,950
Webster County Industrial Revenue,
   Green River Project, 5.33%, 11/1/24 *           7,400          7,400
                                                                -------
                                                                 15,350
                                                                -------

MICHIGAN (1.8%)
Commerce Charter Township,
   Downtown Development, 5.34%,
   10/1/34 *                                      20,000         20,000
                                                                -------

                                    Continued

                                                         PRIME MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------------------------
                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
NEW YORK (1.1%)
Housing Development Corp.,
   Multifamily Rental Housing Revenue,
   5.30%, 6/1/33 *                          $     12,455   $     12,455
                                                                -------

NORTH CAROLINA (1.3%)
Roman Catholic Diocese, Series A,
   5.37%, 6/1/18 *                                15,225         15,225
                                                                -------

OHIO (0.4%)
Cleveland-Cuyahoga County, Port
   Authority Revenue, CBT Project,
   5.37%, 6/1/31 *                                 4,485          4,485
                                                                -------

PENNSYLVANIA (0.2%)
Allegheny County, Industrial
   Development Authority Revenue,
   5.36%, 5/1/15 *                                 2,570          2,570
                                                                -------

UTAH (0.9%)
Housing Corp., Multi Family Revenue,
   5.52%, 1/1/22 *                                 2,060          2,060
Telecommunication Open
   Infrastructure Agency, 5.35%, 7/15/26 *         8,000          8,000
                                                                -------
                                                                 10,060
                                                                -------

WASHINGTON (0.5%)
Housing Finance Community,
   Multifamily Revenue, Monticello Park
   Project, 5.33%, 9/1/34 *                        3,815          3,815
State Housing Finance Community,
   Multi Family Revenue, Eaglepointe
   Apartments-B, 5.52%, 7/1/28 *                   1,610          1,610
                                                                -------
                                                                  5,425
                                                                -------

TOTAL MUNICIPAL BONDS                                           161,120
                                                                -------

U.S. GOVERNMENT AGENCIES (0.4%)
FREDDIE MAC (0.4%)
   4.85%, 2/27/07                                  5,000          5,000
                                                                -------

TOTAL U.S. GOVERNMENT AGENCIES                                    5,000
                                                                -------


                                    Continued


                                               SHARES OR
                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

REPURCHASE AGREEMENTS (10.4%)
Deutsche Bank Repo, 5.26%, 2/1/07,
   (Proceeds at maturity, $70,010,
   Collateralized by various U.S.
   Government Agency securities,
   5.09%-6.38%, 6/22/07-5/12/20,
   value $70,581)                              $  70,000   $     70,000
UBS Investment Bank, 5.26%, 2/1/07,
   (Proceeds at maturity, $47,763,
   Collateralized by various U.S.
   Government Agency securities, 0.00%,
   4/20/07-11/29/19, value $48,714)               47,756         47,756
                                                                -------

TOTAL REPURCHASE AGREEMENTS                                     117,756
                                                                -------

MONEY MARKETS (0.2%)
AIM STIT Liquid Assets Portfolio               1,212,655          1,213
Goldman Sachs Financial Square
   Prime Obligations Fund                      1,200,757          1,201
                                                                -------

TOTAL MONEY MARKETS                                               2,414
                                                                -------

TOTAL INVESTMENTS (COST $1,133,704) (A) - 99.7%               1,133,704

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                      2,942
                                                                -------

NET ASSETS - 100.0%                                          $1,136,646
                                                             ==========

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

CERTIFICATES OF DEPOSIT (11.1%)
BNP Paribas, 5.33%, 3/16/07                    $   5,000   $      5,000
BNP Paribas, 5.26%, 6/8/07                        15,000         15,000
Branch Banking & Trust, 5.29%, 7/3/07              5,000          5,000
Citibank, 5.31%, 4/9/07                           15,000         15,000
Credit Suisse First Boston, 5.36%, 4/24/07 *      14,150         14,151
Depfa Bank PLC, 5.32%, 2/28/07                    18,000         18,000
Natexis Banques Populaires, 5.35%, 2/9/07 *       15,000         15,000
Natexis Banques Populaires, 5.55%, 6/18/07        25,000         25,007
Natexis Banques Populaires, 5.34%, 8/7/07 *       20,000         20,000
National City Bank, 5.32%, 5/11/07 *               5,000          5,000
Royal Bank of Scotland, 5.26%, 2/23/07 *          10,000         10,000
Societe Generale, 5.43%, 2/20/07                  25,000         25,001
Societe Generale, 5.27%, 9/21/07 *                20,000         19,996
Wachovia Bank NA, 5.32%, 3/30/07 *                 8,800          8,800
                                                                -------

TOTAL CERTIFICATES OF DEPOSIT                                   200,955
                                                                -------

COMMERCIAL PAPER (22.6%)
Abbey National, 5.33%, 6/1/07 **                  15,000         14,744
Allied Irish Banks of North America,
   5.44%, 2/28/07 ** (c)                          10,000          9,961
Amsterdam Funding Corp., 5.41%, 2/5/07 **         15,000         14,991
Amsterdam Funding Corp., 5.40%, 5/4/07 **          5,000          4,933
Bank of America Corp., 5.39%, 2/1/07 **            4,100          4,100
Bank of America Corp., 5.39%, 3/5/07 **           15,000         14,930
Bank of America Corp., 5.40%, 3/30/07 **           4,700          4,661
Barclays U.S. Funding, 5.39%, 3/14/07 **          10,000          9,940
BNP Paribas, 5.35%, 2/1/07 **                     40,000         39,999
BNP Paribas, 5.40%, 4/11/07 **                    15,000         14,850
BNP Paribas, 5.32%, 5/21/07                        5,000          5,000
California State University, 5.33%, 2/6/07         8,247          8,247
CRC Funding LLC, 5.35%, 2/21/07 **                15,000         14,956
Depfa Bank PLC, 5.41%, 5/1/07 ** (c)               4,000          3,949
Falcon Asset Securitization, 5.35%, 2/12/07 **    12,615         12,595
General Electric Capital Corp., 5.38%,
   2/7/07 **                                      15,000         14,987
General Electric Capital Corp., 5.40%,
   6/27/07 **                                     10,000          9,789
HBOS Treasury Services PLC, 5.38%,
   3/6/07 **                                      15,000         14,928
HBOS Treasury Services PLC, 5.40%,
   7/18/07 **                                     15,000         14,639
MetLife Funding, Inc., 5.36%, 2/5/07 **           15,000         14,991
Morgan Stanley, 5.39%, 4/27/07 **                 15,000         14,815
Morgan Stanley, 5.38%, 6/14/07 **                 10,000          9,809
Park Avenue Receivables Co., 5.36%,
   2/7/07 **                                      15,000         14,987
Park Avenue Receivables Co., 5.36%,
   2/26/07 **                                     15,845         15,787
Purdue University Research, 5.32%, 3/7/07          6,150          6,150
Salvation Army, 5.35%, 2/1/07                      7,000          7,000
San Jose California International Airport,        11,230         11,172
   5.43%, 3/8/07 **
Sheffield Receivables Corp., 5.34%, 2/5/07 **     14,325         14,317

                                    Continued


                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

COMMERCIAL PAPER, CONTINUED
Societe Generale, 5.40%, 5/10/07 **            $  17,675   $     17,423
State of Michigan, 5.41%, 10/4/07                 15,000         15,000
UBS Finance, Inc., 5.38%, 3/8/07 **               10,700         10,646
UBS Finance, Inc., 5.40%, 3/30/07 **               5,200          5,157
Windmill Funding Corp., 5.36%, 2/22/07 **         20,000         19,939
                                                                -------

TOTAL COMMERCIAL PAPER                                          409,392
                                                                -------

CORPORATE BONDS (27.6%)
Abbey National, 5.37%, 6/29/07 *                  25,000         25,006
Bank of America Corp., 5.25%, 2/1/07               6,700          6,700
Bank One, 5.50%, 3/26/07                           6,404          6,405
Bear Stearns & Co., Inc., 5.51%, 2/15/07 *        15,000         15,001
Bear Stearns & Co., Inc., 7.80%, 8/15/07           5,750          5,820
Bear Stearns & Co., Inc., 5.30%, 1/9/08 *         18,000         18,000
Bear Stearns & Co., Inc., 5.40%, 2/5/08 *         16,000         16,000
Branch Banking & Trust, 5.44%, 6/4/07 *            9,330          9,333
Citigroup, Inc., 5.43%, 6/4/07 *                   5,000          5,002
Citigroup, Inc., 3.50%, 2/1/08                     5,000          4,911
Credit Suisse First Boston, 5.40%,
   12/21/07                                       15,300         15,300
Credit Suisse First Boston, 4.63%,
   1/15/08                                         7,000          6,952
Florida Hurricane Catastrophe, 5.33%,
   2/15/08 *                                      15,000         15,000
Foster/Schweihofer Real, 5.37%, 9/20/33 *          7,215          7,215
General Electric Capital Corp., 5.00%,
   2/15/07                                         5,000          4,999
General Electric Capital Corp., 3.45%,
   7/16/07                                         6,000          5,948
Goldman Sachs Group, Inc., 5.48%,
   5/11/07 *                                       6,000          6,002
Healthcare Network Property, 5.32%,
   1/1/29 *                                       14,350         14,350
HSBC Finance Corp., 6.88%, 3/1/07                  5,000          5,006
HSBC Finance Corp., 5.31%, 2/6/08 *               15,000         15,000
IBM Corp., 5.36%, 6/28/07 *                       25,000         25,004
IBM Corp., 6.45%, 8/1/07                           2,000          2,011
JP Morgan Chase & Co., 5.25%, 5/30/07             13,535         13,526
Lehman Brothers Holdings, 5.48%,
   4/20/07 *                                      12,750         12,754
Lehman Brothers Holdings, 8.25%,
   6/15/07                                        12,000         12,120
Marshall & Ilsley, 4.13%, 9/4/07                  14,670         14,574
Merrill Lynch & Co., 5.36%, 2/1/07                 3,270          3,270
Merrill Lynch & Co., 5.46%, 4/26/07 *             10,500         10,503
Merrill Lynch & Co., 5.36%, 6/15/07 *             20,000         20,005
Merrill Lynch & Co., 3.38%, 9/14/07               11,428         11,296
Morgan Stanley, 5.50%, 2/15/07 *                  10,000         10,001
Morgan Stanley, 6.88%, 3/1/07                     15,430         15,447
Morgan Stanley, 5.49%, 7/27/07 *                  23,800         23,821
National City Bank Of Indiana, 4.88%,
   7/20/07                                        10,720         10,692
Proctor & Gamble Co., 4.75%, 6/15/07               5,000          4,987

                                    Continued

                                                 INSTITUTIONAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

CORPORATE BONDS, CONTINUED
SunTrust Bank, 5.43%, 5/17/07 *                $   9,755   $      9,757
Toyota Motor Credit Corp., 5.32%,
   7/2/07 *                                        6,000          6,001
UBS Finance, Inc., 5.40%, 12/14/07                12,000         12,000
US Bank NA, 3.70%, 8/1/07                          5,500          5,456
Wachovia Corp., 5.44%, 7/20/07 *                   5,000          5,003
Wachovia Corp., 4.85%, 7/30/07                    15,000         14,956
Wells Fargo & Co., 5.13%, 2/15/07                 13,335         13,334
Wells Fargo & Co., 5.43%, 3/23/07 *               25,000         25,004
Wells Fargo & Co., 5.31%, 2/15/08 *               10,000         10,000
                                                                -------

TOTAL CORPORATE BONDS                                           499,472
                                                                -------

DEMAND NOTES (3.2%)
Appletree Property LLC, 5.37%, 7/1/26,
   (LOC: Regions Financial Corp.) *                5,645          5,645
Capital One Funding, 5.33%, 8/2/21,
   (LOC: Bank One) *                               4,292          4,292
Capital One Funding, 5.33%, 4/1/26,
   (LOC: Bank One) *                               4,409          4,409
CHF-ELON LLC, 5.35%, 6/1/35,
   (LOC: Regions Financial Corp.) * (c)            7,000          7,000
Cornerstone Funding Corp., 5.39%,
   11/1/23, (LOC: SunTrust) *                      4,309          4,309
Cornerstone Funding Corp., 5.39%,
   1/1/34, (LOC: SunTrust) *                       4,135          4,135
Gulf Gate Apartments, 5.40%, 9/1/28,
   (LOC: Wells Fargo) * (c)                        2,000          2,000
J&S Properties, Inc., 5.37%, 3/1/26,
   (LOC:Regions Financial Corp.) *                 3,500          3,500
Metaltec Steel Abrasive, 5.34%,
   11/1/34, (LOC: Comerica Bank) *                 4,240          4,240
Northport Baptist Church, 5.37%,
   9/1/24, (LOC: Regions
   Financial Corp.) *                              2,900          2,900
Praise Tabernacle Outreach, 5.37%,
   6/1/24, (LOC: Comerica Bank) *                  3,615          3,615
Sioux City Brick & Tile, 5.35%,
   12/1/36, (LOC: US Bank) * (c)                  12,250         12,250
                                                                -------

TOTAL DEMAND NOTES                                               58,295
                                                                -------

MUNICIPAL BONDS (16.9%)
ARKANSAS (0.9%)
Northwest Regional Airport Authority,
   Airport Revenue, Series A,
   5.35%, 2/1/21 *                                15,725         15,725
Northwest Regional Airport Authority,
   Airport Revenue, Series B,
   5.35%, 2/1/08 *                                 1,235          1,235
                                                                -------
                                                                 16,960



                                    Continued


                                               PRINCIPAL
                                                   AMOUNT         VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
CALIFORNIA (1.4%)
Kern Water Authority Revenue, Series
   B, 5.40%, 7/1/28 *                          $   4,600   $      4,600
Sacramento County, 5.36%, 7/1/22 *                 5,000          5,000
Sacramento County Housing Authority,
   Multifamily Revenue, Natomas Park
   Apartments, Series B, 5.34%, 7/15/35 *          1,850          1,850
Saint Michael's Episcopal Day School,
   5.42%, 7/1/28 *                                 1,990          1,990
San Jose Financing Authority Lease
   Revenue, Hayes Mansion, Phase B,
   5.36%, 7/1/24 *                                 8,000          8,000
Statewide Community Development
   Authority, Multifamily Revenue, Palms
   Apartments, 5.32%, 5/15/35 *                    2,644          2,644
Statewide Community Development
   Authority, Multifamily Revenue, Series
   X-T, 5.34%, 10/15/32 *                          1,200          1,200
                                                                -------
                                                                 25,284
                                                                -------

COLORADO (1.0%)
Eaglebend Affordable Housing Corp.,
   Multifamily Revenue Series A,
   5.42%, 7/1/21 *                                 4,385          4,385
Housing & Finance Authority,
   Multifamily, Class II-B-1,
   5.36%, 10/1/44 *                               14,000         14,000
                                                                -------
                                                                 18,385
                                                                -------

GEORGIA (0.9%)
Augusta Housing Authority Multifamily
   Revenue, 5.40%, 5/15/33 *                         500            500
Municipal Gas Authority Revenue,
   5.35%, 2/1/15 *                                15,175         15,175
                                                                -------
                                                                 15,675
                                                                -------

ILLINOIS (0.7%)
Financial Authority Revenue, Fairview
   Obligation, Series D, 5.35%, 8/15/34 *          1,120          1,120
Financial Authority Revenue, Franciscan
   Community, Series B, 5.35%, 5/1/36 *           12,000         12,000
                                                                -------
                                                                 13,120
                                                                -------

INDIANA (2.1%)
Health Facilities Financing Authority
   Revenue, 5.33%, 4/1/24 *                        4,470          4,470
Health Facilities Financing Authority,
   Hospital Revenue, Community
   Foundation of Northwest Indiana, Series
   B, 5.35%, 8/1/25 *                             23,275         23,275
Indianapolis Economic Development
   Multifamily Housing Revenue, Series B,
   5.37%, 11/1/36 *                                  978            978
Terre Haute Industrial Revenue,
   Westminster, Series B, 5.37%, 8/1/36 *          9,300          9,300
                                                                -------
                                                                 38,023
                                                                -------

                                    Continued

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
KENTUCKY (0.3%)
Boone County Industrial Revenue,
   5.47%, 6/1/23 *                          $      5,230   $      5,230
                                                                -------

MARYLAND (2.1%)
State Health & Higher Educational
   Facilities Revenue, Series B,
   5.35%, 1/1/28 *                                18,700         18,700
State Health & Higher Educational
   Facilities Revenue, Series B,
   5.35%, 1/1/35 *                                19,060         19,060
                                                                -------
                                                                 37,760
                                                                -------

MICHIGAN (2.6%)
Canton Charter Township, General
   Obligation, 5.42%, 3/1/11 *                     1,500          1,500
Commerce Charter Township,
   Downtown Development,
   5.34%, 10/1/18 *                               13,000         13,000
Commerce Charter Township,
   Downtown Development,
   5.34%, 10/1/34 *                               15,000         15,000
Kent County, 5.32%, 3/1/08 *                      12,000         12,000
Ypsilanti Charter Township, Taxable
   Capital Improvements, Series B,
   5.42%, 4/1/19 *                                 3,340          3,340
                                                                -------
                                                                 44,840
                                                                -------

MINNESOTA (0.3%)
Plymouth Revenue, Carlson Center
   Project, 5.37%, 4/1/12 *                        1,100          1,100
St. Paul Port Authority District,
   5.44%, 3/1/22 *                                 3,580          3,580
                                                                -------
                                                                  4,680
                                                                -------

MISSISSIPPI (0.4%)
Business Finance Corp. Revenue, Deuce
   McAllister, 5.37%, 12/1/21 *                    7,225          7,225
                                                                -------

MISSOURI (0.5%)
Kansas City Industrial Development
   Authority, Taxable Downtown Arena,
   5.35%, 4/1/40 *                                 8,925          8,925
                                                                -------

NEBRASKA (0.7%)
Omaha Special Obligation, Riverfront
   Redevelopment, 5.37%, 2/1/26 *                 11,765         11,765
                                                                -------

NEW MEXICO (0.2%)
Albuquerque Industrial Revenue,
   KTECH Corp. Project, 5.40%, 11/1/22 *           3,690          3,690
                                                                -------

                                    Continued


                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
NEW YORK (0.8%)
Housing Development Corp.,
   Multifamily Rental Housing Revenue,
   5.30%, 6/1/33 *                          $     14,800   $     14,800
                                                                -------

NORTH CAROLINA (0.4%)
Roman Catholic Diocese, Series A,
   5.37%, 6/1/18 *                                 8,140          8,140
                                                                -------

OHIO (0.9%)
Air Quality Development Authority, AK
   Steel, Series B, 5.36%, 6/1/24 *               13,000         13,000
Cuyahoga County Ohio Health Care
   Revenue, 5.37%, 5/15/12 *                       3,125          3,125
                                                                -------
                                                                 16,125
                                                                -------

PENNSYLVANIA (0.2%)
Berks County Industrial Development
   Authority Revenue, 5.37%, 7/1/16 * (c)          1,500          1,500
Berks County Municipal Authority,
   5.37%, 5/15/22 *                                2,885          2,885
                                                                -------
                                                                  4,385
                                                                -------

TEXAS (0.0%)
Alamo Heights Higher Education
   Facilities Corp., 5.42%, 4/1/07 *                 840            840
                                                                -------

UTAH (0.1%)
Tooele City Industrial Development
   Revenue, Series A, 5.37%, 10/1/22 *             2,100          2,100
                                                                -------

WASHINGTON (0.2%)
Housing Finance Community
   Multifamily Housing Revenue, Everett,
   Series B, 5.33%, 1/15/38 *                      2,000          2,000
Housing Finance Community
   Multifamily Revenue, Granite Falls,
   Series B, 5.34%, 10/1/27 *                      1,115          1,115
Housing Finance Community
   Multifamily Revenue, Summer Ridge,
   Series B, 5.44%, 12/1/29 *                        695            695
                                                                -------
                                                                  3,810
                                                                -------

WISCONSIN (0.2%)
State Health & Educational Facilities
   Revenue, Upland Hills, Series D, 5.32%,
   5/1/25 *                                        3,445          3,445
                                                                -------

TOTAL MUNICIPAL BONDS                                           305,207
                                                                -------

                                    Continued

                                                 INSTITUTIONAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

U.S. GOVERNMENT AGENCIES (1.0%)
FREDDIE MAC (1.0%)
4.85%, 2/27/07                                 $  10,000   $      9,999
5.32%, 1/15/42 *                                   7,741          7,741
                                                                -------
                                                                 17,740
                                                                -------

TOTAL U.S. GOVERNMENT AGENCIES                                   17,740
                                                                -------

REPURCHASE AGREEMENTS (17.1%)
Deutsche Bank, 5.26%, 2/1/07,
   (Proceeds at maturity, $240,035,
   Collateralized by various U.S.
   Government Agency securities,
   0.00%-6.63%, 7/18/07-5/30/38,
   value $242,603)                               240,000        240,000
UBS Investment Bank, 5.26%, 2/1/07,
   (Proceeds at maturity, $69,360,
   Collateralized by various U.S.
   Government Agency securities, 0.00%,
   3/14/07-12/27/16, value $70,738)               69,350         69,350
                                                                -------

TOTAL REPURCHASE AGREEMENTS                                     309,350
                                                                -------

                                    Continued



                                                  SHARES          VALUE
                                               ---------          -----

MONEY MARKETS (0.2%)
AIM STIT Liquid Assets Portfolio               2,629,576   $      2,630
Goldman Sachs Financial Square
   Prime Obligations Fund                      1,708,691          1,709
                                                                -------

TOTAL MONEY MARKETS                                               4,339
                                                                -------

TOTAL INVESTMENTS (COST $1,804,750) (A) - 99.7%               1,804,750

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                      5,010
                                                                -------

NET ASSETS - 100.0%                                          $1,809,760
                                                             ==========


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

GOVERNMENT BONDS (1.9%)
Overseas Private Invest, 5.30%, 12/31/10 *     $   2,000   $      2,000
Overseas Private Invest, Series 165A,
   5.30%, 1/15/09 *                               11,297         11,297
                                                                -------

TOTAL GOVERNMENT BONDS                                           13,297
                                                                -------

U.S. GOVERNMENT AGENCIES (52.5%)
FANNIE MAE (10.2%)
2.38%, 2/15/07                                    20,000         19,977
3.00%, 2/26/07                                     2,550          2,546
3.00%, 3/2/07                                      3,000          2,994
3.63%, 3/15/07                                     2,000          1,996
3.25%, 3/29/07                                     2,705          2,696
2.76%, 4/13/07                                     3,500          3,483
4.00%, 5/9/07                                      1,865          1,859
3.38%, 5/15/07                                     5,885          5,853
3.88%, 5/15/07                                     4,822          4,803
4.00%, 5/23/07                                    10,000          9,963
4.84%, 6/22/07                                     1,275          1,272
4.15%, 7/13/07                                     2,960          2,945
3.30%, 7/30/07                                     2,090          2,070
4.75%, 8/3/07                                      2,505          2,499
4.88%, 8/27/07                                     2,535          2,529
5.30%, 1/8/08                                      5,000          5,000
                                                                -------
                                                                 72,485
                                                                -------
FEDERAL FARM CREDIT BANK (4.9%)
5.25%, 3/29/07 *                                  10,000         10,001
5.17%, 4/27/07 *                                  20,000         19,999
5.26%, 5/15/07 *                                   5,000          5,001
                                                                -------
                                                                 35,001
                                                                -------
FEDERAL HOME LOAN BANK (13.7%)
3.38%, 2/23/07                                     2,440          2,437
2.45%, 3/23/07                                     2,200          2,191
2.57%, 3/29/07                                     1,920          1,912
5.22%, 4/4/07 *                                   10,000         10,000
5.30%, 5/10/07 *                                  10,000         10,000
3.50%, 5/15/07                                     2,100          2,090
4.50%, 5/21/07                                     2,350          2,344
5.21%, 6/8/07 *                                    4,000          3,999
5.32%, 6/14/07 *                                  15,000         15,000
5.25%, 6/18/07                                     4,125          4,126
3.63%, 6/20/07                                     4,690          4,662
5.22%, 7/6/07 *                                   15,000         14,999
4.63%, 7/11/07                                     1,400          1,396
5.55%, 8/8/07                                      2,000          2,000
5.25%, 8/10/07                                     4,000          3,999
3.13%, 8/15/07                                     1,700          1,681
3.50%, 9/12/07                                     4,000          3,958
3.38%, 9/14/07                                     1,690          1,670
5.25%, 10/3/07                                     3,825          3,824
5.26%, 11/1/07                                     2,750          2,750
3.25%, 12/17/07                                    1,900          1,867
                                                                -------
                                                                 96,905
                                                                -------

                                    Continued


                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC (23.7%)
2.38%, 2/15/07                                 $   4,643   $      4,638
5.28%, 2/16/07 **                                  5,000          4,989
2.85%, 2/23/07                                     3,706          3,701
5.29%, 2/27/07 **                                 10,000          9,963
4.25%, 2/28/07                                     3,150          3,147
5.50%, 3/5/07 **                                   4,633          4,611
4.88%, 3/15/07                                    16,330         16,321
5.29%, 3/23/07 **                                 10,000          9,929
4.50%, 4/18/07                                     5,000          4,992
5.27%, 4/20/07 **                                  8,120          8,031
3.20%, 4/30/07                                     8,000          7,960
5.24%, 6/5/07 **                                   5,000          4,913
5.24%, 6/19/07 *                                  15,000         15,000
3.75%, 8/3/07                                      1,100          1,092
4.00%, 8/17/07                                     5,228          5,193
4.50%, 8/22/07                                     4,870          4,849
3.38%, 8/23/07                                     5,000          4,949
5.17%, 9/27/07 *                                  10,000          9,999
5.32%, 8/15/21 *                                   2,982          2,982
5.32%, 1/15/42 *                                  24,191         24,191
5.32%, 10/15/45 *                                 16,291         16,291
                                                                -------
                                                                167,741
                                                                -------

TOTAL U.S. GOVERNMENT AGENCIES                                  372,132
                                                                -------

REPURCHASE AGREEMENTS (45.3%)
Deutsche Bank, 5.26%, 2/1/07,
   (Proceeds at maturity, $170,025,
   Collateralized by various U.S.
   Government Agency securities,
   0.00%-3.63%, 3/15/07-12/27/13,
   value $172,304)                               170,000        170,000
UBS Investment Bank, 5.26%, 2/1/07,
   (Proceeds at maturity, $151,263,
   Collateralized by various U.S.
   Government Agency securities, 0.00%,
   2/1/07-6/5/28, value $154,266)                151,241        151,241
                                                                -------

TOTAL REPURCHASE AGREEMENTS                                     321,241
                                                                -------

                                    Continued

                                      INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------


                                                  SHARES          VALUE
                                               ---------          -----

MONEY MARKETS (0.2%)
AIM STIT Government Agency Money
   Market Fund                                 1,152,731   $      1,153
Goldman Sachs Financial Square
   Government Fund                                 4,233              4
                                                                -------

TOTAL MONEY MARKETS                                               1,157
                                                                -------

TOTAL INVESTMENTS (COST $707,827) (A) - 99.9%                   707,827

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                        682
                                                                -------

NET ASSETS - 100.0%                                        $    708,509
                                                           ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

U.S. GOVERNMENT AGENCIES (96.2%)
FEDERAL FARM CREDIT BANK (7.9%)
5.31%, 3/16/07 **                              $   1,675   $      1,665
5.17%, 4/27/07 *                                  15,000         14,999
2.63%, 9/17/07                                     1,000            984
                                                                -------
                                                                 17,648
                                                                -------

FEDERAL HOME LOAN BANK (88.3%)
5.20%, 2/1/07 **                                  10,000         10,000
5.29%, 2/2/07 **                                   6,130          6,129
5.24%, 2/7/07 **                                  14,055         14,043
5.23%, 2/8/07 **                                   4,070          4,066
5.23%, 2/9/07 **                                  16,945         16,925
5.23%, 2/12/07 **                                  5,500          5,491
5.24%, 2/14/07 **                                 16,567         16,535
2.88%, 2/15/07                                       300            300
4.88%, 2/15/07                                     5,350          5,349
2.63%, 2/16/07                                       850            849
3.63%, 2/16/07                                     2,500          2,498
5.26%, 2/16/07 **                                  6,750          6,736
5.29%, 2/21/07 **                                  4,200          4,188
5.23%, 2/23/07 **                                  3,675          3,663
5.29%, 2/28/07 **                                  5,000          4,981
4.88%, 3/1/07                                        725            725
3.75%, 3/7/07                                      2,675          2,671
5.30%, 3/9/07 **                                   2,755          2,741
3.14%, 3/14/07                                     5,000          4,988
5.27%, 3/14/07 **                                  5,500          5,468
5.28%, 3/16/07 **                                  5,000          4,969
2.45%, 3/23/07                                     1,350          1,345
4.00%, 3/30/07                                     1,575          1,572
5.22%, 4/4/07 *                                   10,000         10,000
4.25%, 4/16/07                                     9,000          8,980
3.50%, 5/15/07                                     3,370          3,353
4.88%, 5/15/07                                     1,120          1,119
4.00%, 6/13/07                                     1,000            995
5.32%, 6/14/07 *                                  10,000         10,000
5.25%, 6/18/07                                     1,000          1,000
5.22%, 7/6/07 *                                    5,000          5,000
4.00%, 7/13/07                                       435            433
4.63%, 7/18/07                                     1,500          1,496
4.25%, 8/8/07                                      2,200          2,188
5.55%, 8/8/07                                      1,175          1,175
5.25%, 8/10/07                                     1,000          1,000
3.13%, 8/15/07                                     1,000            988
3.75%, 8/15/07                                     1,175          1,166
3.38%, 9/14/07                                     1,960          1,938
5.25%, 10/3/07                                     1,000          1,000
5.26%, 11/1/07                                     1,000          1,000
5.37%, 11/15/07 *                                 10,000          9,999
5.20%, 1/10/08 *                                   9,000          8,997
                                                                -------
                                                                198,059
                                                                -------

TOTAL U.S. GOVERNMENT AGENCIES                                  215,707
                                                                -------

                                    Continued


                                                  SHARES          VALUE
                                               ---------          -----

MONEY MARKETS (3.7%)
AIM STIT Government Tax
   Advantage Fund                              2,408,932   $      2,409
Goldman Sachs Financial Square
   Federal Fund                                5,921,109          5,921
                                                                -------

TOTAL MONEY MARKETS                                               8,330
                                                                -------

TOTAL INVESTMENTS (COST $224,037) (A) - 99.9%                   224,037

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                        314
                                                                -------

NET ASSETS - 100.0%                                       $     224,351
                                                                =======

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------
                                               SHARES OR
                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

TREASURY BILLS (3.1%)
5.09%, 4/26/07 **                              $  15,000   $     14,826
5.07%, 5/24/07 **                                 10,000          9,846
5.00%, 6/21/07 **                                 10,000          9,810
                                                                -------

TOTAL TREASURY BILLS                                             34,482
                                                                -------

TREASURY NOTES (8.5%)
6.25%, 2/15/07                                    20,000         20,009
3.63%, 4/30/07                                    15,000         14,946
6.63%, 5/15/07                                    10,000         10,040
6.13%, 8/15/07                                    20,000         20,108
4.25%, 10/31/07                                   30,000         29,848
                                                                -------

TOTAL TREASURY NOTES                                             94,951
                                                                -------

REPURCHASE AGREEMENTS (88.4%)
ABN AMRO, 5.21%, 2/1/07,
   (Proceeds at maturity, $235,034,
   Collaterized by various U.S. Treasury
   securities, 2.00%-8.75%,
   2/15/10-1/15/26, value $235,251)              235,000        235,000
Deutsche Bank, 5.22%, 2/1/07,
   (Proceeds at maturity, $265,038,
   Collaterized by various U.S. Treasury
   securities, 0.00%-7.63%,
   5/10/07-8/15/26, value $268,864)              265,000        265,000
Nesbitt Burns, 5.21%, 2/1/07,
   (Proceeds at maturity, $240,035,
   Collaterized by various U.S. Treasury
   securities, 0.00%-4.88%, 2/1/07-2/15/14,
   value $244,067)                               240,000        240,000
UBS Investment Bank, 5.22%, 2/1/07,
   (Proceeds at maturity, $248,874,
   Collaterized by various U.S. Treasury
   securities, 3.50%-9.25%,
   8/15/09-2/15/16, value $253,817)              248,838        248,838
                                                                -------

TOTAL REPURCHASE AGREEMENTS                                     988,838
                                                                -------

MONEY MARKETS (0.2%)
AIM STIT Money Market Fund                     1,076,461          1,076
Goldman Sachs Financial Square
   Treasury Obligation                         1,255,630          1,256
                                                                -------

TOTAL MONEY MARKETS                                               2,332
                                                                -------

TOTAL INVESTMENTS (COST $1,120,603) (A) - 100.2%              1,120,603

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                   (2,777)
                                                                -------

NET ASSETS - 100.0%                                        $  1,117,826
                                                           ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                            MICHIGAN MUNICIPAL MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

COMMERCIAL PAPER (2.6%)
MICHIGAN (2.6%)
State Building Authority, 3.55%,
   2/22/07                                  $      5,000   $      5,000
                                                                -------

TOTAL COMMERCIAL PAPER                                            5,000
                                                                -------

MUNICIPAL BONDS (97.1%)
COLORADO (0.5%)
Educational & Cultural Facility, Series
   A4, 3.73%, 2/1/34 *                             1,000          1,000
                                                                -------

MICHIGAN (92.5%)
Building Authority, 3.60%, 10/15/40 * (c)          1,490          1,490
Detroit School District, GO, 4.50%,
   8/21/07                                         2,000          2,010
Detroit Sewage Disposal Revenue,
   3.70%, 7/1/33 *                                 2,900          2,900
Detroit Water Supply System, 5.00%,
   7/1/07                                            500            503
Detroit Water Supply System, Series C,
   3.50%, 7/1/29 *                                10,000         10,000
Detroit Waterfront Reclamation, Series
   C, 3.66%, 5/1/09 *                              2,700          2,700
Dexter Community School District, GO,
   6.25%, 5/1/07                                   1,730          1,741
Farmington Hills Economic
   Development Corp., Marketing Displays,
   (AMT), 3.96%, 9/1/08 *                            270            270
Ferndale School District, GO, 5.50%,
   5/1/22, (Prerefunded 5/1/07 @ 100)                200            201
Genesee County Economic Development
   Corp., Rawcar Group, (AMT), 3.74%,
   5/1/20 *                                        2,005          2,005
Higher Educational Facilities Authority
   Revenue, Albion College,
   3.61%, 11/1/36 *                                2,700          2,700
Holland School District, GO, 4.00%,
   5/1/07                                            150            150
Hospital Finance Authority Revenue,
   Balmoral, Inc., 3.90%, 9/1/16 * (c)               445            445
Hospital Financial Authority Revenue,
   Crittenton Hospital, Series A, 3.74%,
   3/1/30 *                                          600            600
Housing Development Authority, Hunt
   Club Apartments, 3.66%, 7/15/35 *                 475            475
Housing Development Authority,
   Limited Obligation Revenue, Shoal
   Creek, 3.50%, 10/1/07 *                         5,780          5,780
Housing Development Authority, Ltd.,
   3.68%, 6/1/25 *                                 5,300          5,300
Housing Development Authority, Ltd.,
   3.67%, 1/1/29 * (c)                             3,800          3,800
Housing Development Authority, River
   Place Apartments, 3.53%, 6/1/18 *               1,905          1,905

                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Housing Development Authority, Series
   A, 3.70%, 9/1/35 *                          $   6,850   $      6,850
Livonia Economic Development Corp.,
   3.51%, 8/1/15 * (c)                               720            720
Macomb County Hospital Finance
   Authority Mount Clemens, Series A,
   3.74%, 10/1/20 *                                6,100          6,100
Mancelona Area Water Sewer Authority,
   Water Supply Systems Revenue, 3.69%,
   4/1/21 *                                          940            940
Marquette City Hospital Finance,
   Marquette General Hospital Group,
   3.68%, 7/1/09 *                                 1,755          1,755
Marquette County Economic
   Development Corp., Pioneer Labs, Inc.,
   Series A, (AMT), 3.86%, 6/1/12 *                  725            725
Marquette, Ltd. Tax, GO, 4.00%,
   11/1/07                                           150            150
Muni Bond Authority Revenue, Series
   B-2, 4.50%, 8/20/07                             1,000          1,004
Muskegon County Wastewater
   Management System No. 1, (AMT),
   5.00%, 7/1/07                                   1,000          1,005
Oakland County Economic Development
   Corp., Limited Obligation Revenue,
   Moody Family, Ltd., (AMT), 3.63%,
   9/1/12 * (c)                                    1,835          1,835
Oakland County Economic Development
   Corp., North America, (AMT), 3.78%,
   7/1/18 * (c)                                    1,240          1,240
Romeo Community School District
   Building & Site, GO, 5.00%, 5/1/07                125            125
Saginaw School District Building &
   Site, GO, 4.00%, 5/1/07                         1,210          1,211
Southfield Economic Development,
   Lawrence Technical University Project,
   3.55%, 10/1/31 *                                2,850          2,850
State Building Authority Revenue,
   3.60%, 10/15/16 *                               3,900          3,900
State Building Authority Revenue,
   Series I, 5.00%, 10/15/07                       1,000          1,010
State Comprehensive Transportation,
   Series B, 5.00%, 5/15/07 *                        400            402
State Hospital Finance Authority
   Revenue, 3.64%, 5/1/36 *                        2,185          2,185
State Hospital Finance Authority
   Revenue, Henry Ford Health Center,
   3.51%, 11/15/40 *                               4,900          4,900
State Housing Development Authority,
   Ltd., Multifamily Housing Revenue,
   River Park Senior Apartments, Series B,
   (AMT), 3.71%, 12/1/36 *                         3,000          3,000

                                    Continued


                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
State Note, Series A, 4.25%, 9/28/07           $   1,000   $      1,005
Strategic Fund, Automatic Spring,
   (AMT), 3.86%, 9/1/10 *                            700            700
Strategic Fund, Banks Hardwoods, Inc.,
   (AMT), 3.76%, 7/1/12 * (c)                        632            632
Strategic Fund, Biewer of Lansing,
   (AMT), 3.76%, 5/1/19 * (c)                        700            700
Strategic Fund, Donnelly Corp., Series
   A, (AMT), 3.60%, 3/1/10 * (c)                   4,500          4,500
Strategic Fund, Donnelly Corp., Series
   B, (AMT), 3.80%, 4/1/08 * (c)                   2,500          2,500
Strategic Fund, Emerson Schools,
   3.69%, 7/1/24 * (c)                             2,525          2,525
Strategic Fund, Environmental Powder
   Co., (AMT), 3.78%, 7/1/22 *                       120            120
Strategic Fund, Fitz-Land LLC, (AMT),
   3.74%, 8/1/25 *                                 2,190          2,190
Strategic Fund, Fleet Engineers Project,
   (AMT), 3.78%, 9/1/09 *                            200            200
Strategic Fund, Forest City
   Technologies, (AMT), 3.74%, 9/1/15 *            1,300          1,300
Strategic Fund, Frederick Wolfgang,
   (AMT), 3.78%, 9/1/26 *                            795            795
Strategic Fund, Glastender, Inc., (AMT),
   3.85%, 9/1/08 * (c)                               415            415
Strategic Fund, John Dekker & Sons,
   (AMT), 3.78%, 1/1/18 *                            325            325
Strategic Fund, Joy Properties LLC,
   3.63%, 5/1/17 * (c)                               580            580
Strategic Fund, Kaspari Investments
   LLC, (AMT), 3.95%, 6/1/09 * (c)                   100            100
Strategic Fund, Kazoo, Inc., (AMT),
   4.00%, 3/15/07 *                                   95             95
Strategic Fund, Kundinger, (AMT),
   3.78%, 2/1/29 * (c)                             1,130          1,130
Strategic Fund, Limited Obligation
   Revenue, 3.63%, 5/1/32 *                        5,000          5,000
Strategic Fund, Limited Obligation
   Revenue, Aspen Reality LLC Project,
   (AMT), 3.95%, 7/1/13 * (c)                        100            100
Strategic Fund, Limited Obligation
   Revenue, Besser International Sales Co.
   Project, (AMT), 3.85%, 9/1/11 * (c)               200            200
Strategic Fund, Limited Obligation
   Revenue, BK Real Estate Project, (AMT),
   3.72%, 12/1/23 *                                1,990          1,990
Strategic Fund, Limited Obligation
   Revenue, Bowers Manufacturing Co.
   (AMT), 3.95%, 9/1/10 * (c)                        400            400


                                    Continued

                                            MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
   Revenue, Cayman Chemical Company
   Project, (AMT), 3.73%, 6/1/28 * (c)         $     830   $        830
Strategic Fund, Limited Obligation
   Revenue, Creative Foam Corp. (AMT),
   3.85%, 11/1/11 * (c)                            2,400          2,400
Strategic Fund, Limited Obligation
   Revenue, CTD Real Estate Co. (AMT),
   3.95%, 11/1/12 * (c)                              100            100
Strategic Fund, Limited Obligation
   Revenue, Delta Containers, Inc. (AMT),
   3.95%, 3/1/11 *                                 1,800          1,800
Strategic Fund, Limited Obligation
   Revenue, Detroit Symphony Project,
   Series B, 3.73%, 6/1/31 *                         200            200
Strategic Fund, Limited Obligation
   Revenue, Diagnostic Real Estate, (AMT),
   3.85%, 8/1/19 * (c)                               500            500
Strategic Fund, Limited Obligation
   Revenue, Eclipse Mold (AMT), 3.95%,
   12/1/12 * (c)                                     300            300
Strategic Fund, Limited Obligation
   Revenue, Flyer Fund Leasing LLC
   Project, 3.85%, 11/1/17 * (c)                   1,165          1,165
Strategic Fund, Limited Obligation
   Revenue, Gebara Management Co. LLC
   Project, 3.85%, 11/1/13 * (c)                     300            300
Strategic Fund, Limited Obligation
   Revenue, Harbor Industries, Inc. Project,
   (AMT), 3.86%, 4/1/25 *                            400            400
Strategic Fund, Limited Obligation
   Revenue, Heartland Goodwill Project,
   3.62%, 9/1/25 *                                 1,000          1,000
Strategic Fund, Limited Obligation
   Revenue, Jet Enterprises, (AMT),
   3.73%, 3/1/11 * (c)                               500            500
Strategic Fund, Limited Obligation
   Revenue, Lakeport Realty Project,
   4.05%, 6/1/07 * (c)                               200            200
Strategic Fund, Limited Obligation
   Revenue, Landscape Forms, Inc. Project,
   (AMT), 3.85%, 5/1/14 * (c)                        200            200
Strategic Fund, Limited Obligation
   Revenue, Lansing Saint Vincent Home
   Project, 3.63%, 8/1/28 *                        2,555          2,555
Strategic Fund, Limited Obligation
   Revenue, Midwest Kellering Co. Project,
   (AMT), 3.85%, 6/1/19 * (c)                      1,500          1,500
Strategic Fund, Limited Obligation
   Revenue, Milan Screw Products, Inc.
   Project, (AMT), 3.85%, 9/1/16 * (c)               300            300

                                    Continued


                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
   Revenue, MOT LLC Project, 3.62%,
   12/1/34 *                                   $   1,000   $      1,000
Strategic Fund, Limited Obligation
   Revenue, Non-Ferrous Cast Alloys
   Project, (AMT), 3.85%, 3/1/19 *                   435            435
Strategic Fund, Limited Obligation
   Revenue, Oak Industrial Drive Project,
   (AMT), 3.78%, 11/1/33 * (c)                       850            850
Strategic Fund, Limited Obligation
   Revenue, Orchestra Place Renewal
   Project, 3.51%, 9/1/22 *                        1,935          1,935
Strategic Fund, Limited Obligation
   Revenue, Peachwood Center, 3.51%,
   6/1/16 *                                        1,000          1,000
Strategic Fund, Limited Obligation
   Revenue, Premiere Properties Holdings,
   (AMT), 3.71%, 12/1/26 *                         2,580          2,580
Strategic Fund, Limited Obligation
   Revenue, Production Engineering Project,
   (AMT), 3.71%, 6/1/13 * (c)                      1,400          1,400
Strategic Fund, Limited Obligation
   Revenue, Profile Industrial Packaging,
   (AMT), 3.78%, 9/1/09 *                            375            375
Strategic Fund, Limited Obligation
   Revenue, R. L. Adams Plastics, Inc.,
   (AMT), 3.78%, 5/1/23 * (c)                      1,600          1,600
Strategic Fund, Limited Obligation
   Revenue, RA Rink LLC Project, (AMT),
   3.95%, 11/1/17 * (c)                              940            940
Strategic Fund, Limited Obligation
   Revenue, RL Enterprises LLC, (AMT),
   4.05%, 12/1/09 * (c)                              300            300
Strategic Fund, Limited Obligation
   Revenue, Van Andel Research Institute
   Project, 3.67%, 11/1/27 *                         500            500
Strategic Fund, Limited Obligation
   Revenue, Whitehall Industries, Inc.
   Project, (AMT), 3.73%, 3/1/25 *                 3,300          3,300
Strategic Fund, Limited Obligation
   Revenue, Whitehall Industries, Inc.,
   (AMT), 3.85%, 11/1/20 * (c)                       700            700
Strategic Fund, Lions Bear Lake Camp
   Project, 3.74%, 8/1/32 * (c)                    1,025          1,025
Strategic Fund, MacArthur, (AMT),
   3.78%, 6/1/15 *                                 2,000          2,000
Strategic Fund, Maco Steel, Inc.,
   (AMT), 3.78%, 3/1/24 *                          1,510          1,510
Strategic Fund, Merrill Group, (AMT),
   3.79%, 10/1/22 * (c)                            1,125          1,125

                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Middleville Tool & Die
   Project, (AMT), 3.85%, 9/1/13 * (c)         $   1,800   $      1,800
Strategic Fund, Patten Monument,
   (AMT), 3.78%, 11/1/26 *                           635            635
Strategic Fund, Phipps Emmett
   Association, (AMT), 3.86%, 12/1/23 *            2,000          2,000
Strategic Fund, SFI Acquisition, Inc.,
   (AMT), 3.78%, 2/1/28 * (c)                        900            900
Strategic Fund, Solid Waste Disposal,
   Grayling Generating, (AMT), 3.54%,
   1/1/14 *                                          600            600
Strategic Fund, Stegner East Investments
   LLC Project, (AMT), 3.78%, 6/1/29 * (c)         3,040          3,040
Strategic Fund, Thompson Family
   Holdings, (AMT), 3.84%, 7/1/28 *                  860            860
Strategic Fund, Trenton Forging Co.,
   (AMT), 3.71%, 6/1/20 * (c)                        990            990
Strategic Fund, Ultra Tech Printing Co.,
   (AMT), 3.78%, 8/1/23 *                          1,030          1,030
Strategic Fund, Waltec American
   Forging, (AMT), 3.95%, 10/1/09 * (c)            1,415          1,415
Strategic Fund, Warren Screw Products,
   Inc., (AMT), 3.85%, 9/1/16 * (c)                  400            400
Strategic Fund, Wright K Technology,
   Inc., (AMT), 3.84%, 5/1/17 * (c)                  545            545
Strategic Fund, YMCA Detroit Project,
   3.66%, 5/1/31 *                                 1,000          1,000
University of Michigan Hospital
   Revenue, 3.75%, 12/1/35 *                       3,250          3,250
University of Michigan Hospital
   Revenue, Series A, 3.75%, 12/1/19 *             2,500          2,500
University of Michigan, Series A-2,
   3.75%, 12/1/24 *                                7,750          7,750
Warren Economic Development Corp.,
   Limited Obligation, CMX Corp., (AMT),
   4.00%, 3/15/07 *                                  274            274
Wayne Charter County, Airport Revenue,
   Detroit Metro County, (AMT),
   3.54%, 12/1/16 *                                  500            500
Ypsilanti School District, GO, 5.40%,
   5/1/09, (Prerefunded 5/1/07 @ 100)                540            542
                                                                -------
                                                                181,240
                                                                -------

PUERTO RICO (2.4%)
Industrial Medical & Environmental
   Pollution Control, Facilities Financing
   Authority, Abbott Laboratories, 3.55%,
   3/1/23 * (c)                                    4,695          4,695
                                                                -------

                                    Continued

                                               SHARES OR
                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
TEXAS (1.1%)
Lower Neches Valley Authority Industrial
   Development Corp., Exxon Mobil
   Project, Series B, (AMT),
   3.75%, 11/1/29 *                            $   1,400   $      1,400
Lower Neches Valley Authority Industrial
   Development Corp., Exxon Mobil
   Project, Sub-Series B-3, (AMT),
   3.75%, 4/1/26 *                                   770            770
                                                                -------
                                                                  2,170
                                                                -------

VIRGINIA (0.6%)
King George County Industrial
   Development Authority Revenue,
   3.73%, 12/1/24 *                                1,227          1,227
                                                                -------

TOTAL MUNICIPAL BONDS                                           190,332
                                                                -------

MONEY MARKETS (0.1%)
AIM Tax Free Money Market Fund                     1,259              1
Dreyfus Tax Exempt Money
   Market Fund                                       431              #
Goldman Sachs Financial Tax Free
   Money Market Fund                              57,473             57
Merrill Lynch Institutional Tax
   Exempt Fund                                    39,607             40
                                                                -------

TOTAL MONEY MARKETS                                                  98
                                                                -------

TOTAL INVESTMENTS (COST $195,430) (A) - 99.8%                   195,430

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                        441
                                                                -------

NET ASSETS - 100.0%                                        $    195,871
                                                           ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                     MUNICIPAL MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

COMMERCIAL PAPER (2.1%)
MICHIGAN (1.8%)
State Building Authority, 3.55%, 2/22/07       $   5,000   $      5,000
Florida Muni Power Agency, 3.50%, 4/3/07           1,000          1,000
                                                                -------

Total Commercial Paper                                            6,000
                                                                -------

MUNICIPAL BONDS (98.3%)
ALABAMA (0.7%)
Stevenson Industrial Development
   Board, Mead Corp. Project, (AMT),
   3.58%, 1/1/31 *                                 2,000          2,000
                                                                -------

ARIZONA (2.2%)
Phoenix Industrial Development
   Authority Multifamily Housing, Sunrise
   Vista Apartments, Series A, (AMT),
   3.71%, 6/1/31 *                                 1,900          1,900
Pima County Industrial Development
   Authority Multifamily Revenue, Eastside
   Apartments, Series B, (AMT),
   3.73%, 2/15/31 *                                3,000          3,000
Revenue Bond Certificate Series Trust,
   3.86%, 12/1/34 * (c)                            1,500          1,500
                                                                -------
                                                                  6,400
                                                                -------

ARKANSAS (0.7%)
Sheridan Industrial Development,
   3.64%, 8/1/14 * (c)                             2,000          2,000
                                                                -------

COLORADO (7.0%)
Aurora Centretech, Metropolitan District,
   Series A, 3.70%, 12/1/28 *                      1,000          1,000
Central Platte Valley Metropolitan
   District, 3.70%, 12/1/31 *                      2,000          2,000
Colorado Springs Industrial
   Development Revenue, Catalono Family,
   (AMT), 4.05%, 8/1/13 *                            665            665
Colorado Springs, Revenue, National
   Strength and Condition, 3.71%, 11/1/22 *          645            645
Commerce City Northern, 3.66%, 12/1/28 *           1,500          1,500
Denver City & County Airport Revenue,
   Series C, 3.55%, 11/15/25 *                     2,300          2,300
Denver City & County Airport Revenue,
   Series F, 3.55%, 11/15/25 *                     1,950          1,950
Durango, Revenue, Health and Human
   Services, 3.71%, 12/15/14 *                       550            550
Housing & Finance Authority Economic
   Development Revenue, High Desert
   Properties, Series A, (AMT),
   3.71%, 8/1/23 *                                 2,240          2,240
Parker, Automotive Metropolitan
   District, 3.70%, 12/1/34 *                      2,000          2,000
Pinery West Metropolitan District No.
   2, 3.70%, 11/1/32 *                             4,200          4,200

                                    Continued


                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
COLORADO, CONTINUED
Revenue Bond Certificate Series Trust,
   3.86%, 12/1/34 * (c)                     $      1,000   $      1,000
                                                                -------
                                                                 20,050
                                                                -------

FLORIDA (1.7%)
Collier County Housing Finance Authority
   Multi Family Revenue, 3.58%, 9/1/47 *             500            500
Hillsborough County Housing Finance
   Authority Multi Family Revenue, 3.56%,
   12/15/38 *                                      1,340          1,340
Palm Beach County Housing Finance
   Authority Multifamily Revenue, Azalea
   Place Apartments, Series A, (AMT),
   3.71%, 12/1/32 *                                3,000          3,000
                                                                -------
                                                                  4,840
                                                                -------

GEORGIA (1.0%)
Emanuel County Development Authority
   Revenue, 3.61%, 4/1/12 *                        1,475          1,475
Kennesaw Development Authority,
   3.55%, 4/1/37 *                                 1,500          1,500
                                                                -------
                                                                  2,975
                                                                -------

IDAHO (0.5%)
Hailey Industrial Development Corp,                1,000          1,000
   Rocky Mountain Hardware, (AMT),
   3.81%, 9/1/31 *
Power County, Pollution Control Revenue,
   FMC Corp. Project, 3.75%, 12/1/10 *               500            500
                                                                -------
                                                                  1,500
                                                                -------

ILLINOIS (15.9%)
Chicago O'Hare International Airport
   Revenue, Compagnie National, Air
   France, 3.59%, 5/1/18 *                         2,500          2,500
Chicago Solid Waste Disposal Facility
   Revenue, 3.78%, 12/1/15 * (c)                   1,400          1,400
Crystal Lake Industrial Development
   Revenue, 3.82%, 6/1/36 *                        1,500          1,500
Development Finance Authority, WTVP
   Channel 47, Lake County Family
   YMCA, Series A, 3.66%, 9/1/22 *                 3,650          3,650
Development Financial Authority
   Pollution Control Revenue, Diamond
   Star Motors Project, 3.74%, 12/1/08 * (c)       2,000          2,000
Educational Facilities Authority, Field Museum
   of Natural History, 3.55%, 11/1/25 * (c)        4,900          4,900
Educational Facilities Authority, Lake
   County Family YMCA, 3.55%, 11/1/30 *            1,450          1,450
Financial Authority Revenue, (AMT),
   3.73%, 8/1/24 *                                 1,615          1,615
Financial Authority Revenue, (AMT),
   3.73%, 6/1/25 *                                 1,300          1,300
Financial Authority Revenue, (AMT),
   3.56%, 6/1/26 *                                 4,000          4,000


                                    Continued

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
ILLINOIS, CONTINUED
Health Facilities Authority, 3.50%, 1/1/16 * (c) $ 2,000   $      2,000
Health Facilities Authority Revenue,
   3.50%, 8/15/33 *                                1,500          1,500
Lake County Industrial Development
   Revenue, Northpoint Associates LLC,
   (AMT), 3.60%, 7/1/29 *                          1,000          1,000
Lake Villa, Allendale Association,
   3.69%, 10/1/26 * (c)                            4,435          4,435
Lemont Environmental Facilities Revenue,
   Citgo Petroleum Corp. Project,
   (AMT), 3.79%, 5/1/32 *                          3,150          3,150
Peoria, Peoria Academy, 3.90%, 9/1/26 * (c)        4,200          4,200
Rock Island County Airport Authority
   Revenue, 3.56%, 12/1/18 *                       1,235          1,235
West Chicago Industrial Development,
   Bison Gear & Engineering (AMT),
   3.76%, 5/1/22 *                                 4,096          4,096
                                                                -------
                                                                 45,931
                                                                -------

INDIANA (10.1%)
Advanced Funding Program, Series A,
   4.50%, 2/1/07                                   1,000          1,000
Crawfordsville, Economic Development,
   Autumn Woods Apartments, Series A,
   3.64%, 1/1/30 *                                 3,314          3,314
Dekko Foundation Educational Facilities
   Revenue, Series I, 3.90%, 4/1/21 * (c)            545            545
Development Financial Authority,
   Mental Health, 3.71%, 12/1/22 * (c)             3,200          3,200
Development Financial Authority, Regional
    Council of Carpenters, 3.74%, 9/1/31 * (c)     1,165          1,165
Dyer Industrial Health Care Facilities
   Revenue, 3.79%, 8/1/12 *                        2,370          2,370
Indianapolis, State Development Finance
   Authority, Lutheran Educational
   Facilities Project, 3.64%, 10/1/17 * (c)        2,475          2,475
Ivy Tech Community College, Series K,
   4.00%, 7/1/07                                     330            330
Saint Joseph County, Economic
   Development Revenue, 3.71%, 6/1/22 *            2,200          2,200
State Development Finance Authority
   Environmental Revenue, (AMT),
   3.77%, 9/1/31 *                                 9,100          9,100
State Finance Authority, Mittal Steel
   USA (AMT), 3.58%, 8/1/30 *                      1,000          1,000
Wabash Economic Development
   Revenue, Wabash Alloys Project, (AMT),
   3.60%, 11/24/17 *                               2,500          2,500
                                                                -------
                                                                 29,199
                                                                -------

                                    Continued


                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
IOWA (1.7%)
Higher Education Authority Revenue,
   3.73%, 7/1/25 *                             $   1,005   $      1,005
Scott County Industrial Development,
   MA Ford Manufacturing Company, Inc.,
   Class A (AMT), 3.71%, 10/1/20 *                 1,700          1,700
Sergeant Bluff Industrial Development
   Revenue, 3.73%, 3/1/16 * (c)                    2,100          2,100
                                                                -------
                                                                  4,805
                                                                -------

KENTUCKY (2.8%)
Economic Development Finance Authority
   Industrial Building Revenue, Republic
   Services Project, (AMT), 3.72%, 6/1/33 *        3,975          3,975
Economic Development Finance Authority
   Industrial Building, Republic Services,
   Inc., (AMT), 3.72%, 6/1/31 *                    4,000          4,000
                                                                -------
                                                                  7,975
                                                                -------

LOUISIANA (0.7%)
Calcasieu Parish, Inc., Industrial
   Development Board, Environmental
   Revenue, Citgo Petroleum Corp., (AMT),
   3.79%, 12/1/24 *                                2,000          2,000
                                                                -------

MAINE (0.3%)
Finance Authority Revenue, William
   Arthur, Inc., (AMT), 3.85%, 10/1/12 *             800            800
                                                                -------

MICHIGAN (7.2%)
Detroit Waterfront Reclamation, Series
   C, 3.66%, 5/1/09 *                              3,700          3,700
Hospital Financial Authority Revenue,
   Crittenton Hospital, Series A,
   3.74%, 3/1/14 *                                 5,710          5,710
Hospital Financial Authority Revenue,
   Crittenton Hospital, Series A,
   3.74%, 3/1/30 *                                 1,400          1,400
Macomb County Hospital Finance
   Authority Mount Clemens, Series A,
   3.74%, 10/1/20 *                                4,000          4,000
Muskegon County Wastewater
   Management System No. 1, (AMT),
   5.00%, 7/1/07                                   1,110          1,116
Strategic Fund, Limited Obligation
   Revenue, Detroit Symphony Project,
   Series B, 3.73%, 6/1/31 *                         900            900
Strategic Fund, Limited Obligation
   Revenue, Lansing Saint Vincent Home
   Project, 3.63%, 8/1/28 *                        3,905          3,905
                                                                -------
                                                                 20,731
                                                                -------

                                    Continued

                                                     MUNICIPAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
MINNESOTA (4.2%)
Blue Earth Industrial Development
   Revenue, (AMT), 3.81%, 6/1/21 *             $   1,440   $      1,440
Lauderdale, Children's Home Society,
   3.83%, 12/1/30 *                                  405            405
Little Canada Industrial Development
   Revenue, (AMT), 3.85%, 6/1/16 * (c)               520            520
Minneapolis, Minnehaha Academy
   Project, 3.83%, 5/1/26 *                        3,600          3,600
Roseville Health Care Facilities
   Revenue, Presbyterian Homes Project,
   3.78%, 10/1/29 *                                2,530          2,530
Saint Paul Housing & Redevelopment
   Authority, Multifamily Housing Revenue,
   (AMT), 3.64%, 1/1/27 *                            975            975
St. Paul Port Authority Industrial
   Development Authority, (AMT),
   3.71%, 12/1/22 *                                1,245          1,245
State Higher Education Facilities
   Authority Revenue, 3.73%, 10/1/30 *             1,335          1,335
                                                                -------
                                                                 12,050
                                                                -------

MISSOURI (4.2%)
Health & Educational Facilities Authority,
   Saint Francis Medical Center, Series A,
   3.73%, 6/1/26 *                                 1,800          1,800
Sikeston Industrial Development
   Authority Revenue, 3.70%, 7/1/09 * (c)            650            650
State Development Finance Board Air
   Cargo Facility Revenue, St. Louis Air,
   (AMT), 3.69%, 3/1/30 *                          1,500          1,500
State Health & Education Facilities
   Authority, Drury College,
   3.78%, 8/15/24 *                                1,000          1,000
State Health & Educational Facilities
   Authority, Drury University, 3.78%,
   8/15/28 *                                       1,610          1,610
State Health & Educational Facilities
   Authority, Missouri Valley College,
   3.78%, 10/1/31 *                                1,600          1,600
State Public Utilities Commission,
   4.50%, 9/15/07                                  4,000          4,021
                                                                -------
                                                                 12,181
                                                                -------

NEVADA (3.2%)
Clark County Industrial Development
   Revenue, 3.80%, 11/1/20 *                       9,270          9,269
                                                                -------

NEW HAMPSHIRE (0.9%)
New Hampshire Business Finance
   Authority Industrial Development
   Revenue, 3.66%, 6/1/23 * (c)                    2,600          2,600
                                                                -------

NEW MEXICO (0.0%)
Farmington Pollution Control Revenue,
   Series C, 3.68%, 9/1/24 *                         100            100
                                                                -------

                                    Continued


                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
NEW YORK (1.0%)
New York City Housing Development
   Corp. Multi Family Revenue,
   3.53%, 6/1/36 *                             $   2,300   $      2,300
State Housing Finance Authority
   Revenue, (AMT), 3.55%, 11/1/36 *                  500            500
                                                                -------
                                                                  2,800
                                                                -------

NORTH CAROLINA (9.6%)
Capital Facilities Finance Agency
   Exempt Revenue, 3.77%, 7/1/34 *                 4,000          4,000
Capital Finance Agency Solid Waste
   Disposal, Duke Energy Carolinas,
   Series A, (AMT), 3.66%, 10/1/31 *               4,000          4,000
Capital Finance Agency Solid Waste
   Disposal, Duke Energy Carolinas,
   Series B, (AMT), 3.66%, 10/1/31 *               4,500          4,500
Halifax County Industrial Facilities &
   Pollution Financing Authority Revenue,
   3.78%, 12/1/19 *                                5,100          5,100
Johnston County Industrial Facilities &
   Pollution Control Finance Authority
   Revenue, Inolex Chemical Co., (AMT),
   3.81%, 3/1/11 *                                 1,075          1,075
Lee County Industrial Facilities & Pollution
   Control Funding Authority Revenue,
   Trion, Inc. Project, 3.73%, 11/1/11 * (c)       1,000          1,000
Montgomery County Industrial Facilities
   & Pollution Control Financing
   Authority, Republic Services Project,
   (AMT), 3.77%, 12/1/20 *                         8,000          8,000
                                                                -------
                                                                 27,675
                                                                -------

NORTH DAKOTA (0.2%)
Hebron Industrial Development Revenue,
   3.75%, 3/1/15 * (c)                               565            565
                                                                -------

OHIO (4.7%)
Anderson Township, 4.75%, 6/14/07                  2,490          2,499
Columbiana County, Revenue, East
   Liverpool, 3.69%, 10/1/23 *                     1,135          1,135
Coshocton County, Hospital Revenue,
   3.90%, 3/1/14 * (c)                               180            180
Fairfield County, Airport Improvement,
   (AMT), 4.88%, 4/19/07                             520            521
Greene County, Variable Purpose, Series
   C, GO, 4.50%, 8/14/07                           1,000          1,004
Independence, Economic Development
   Revenue, 3.69%, 12/1/16 *                       2,440          2,440
Montgomery County, Economic
   Development, Benjamin & Marian Arts
   Center, Series A, 3.69%, 4/1/11 *               1,160          1,160
Montgomery County, Economic
   Development, The Dayton Art Institute,
   3.55%, 5/1/26 *                                 1,400          1,400

                                    Continued

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Montgomery County, Health Care Facilities,
   Community Blood Center,
   3.90%, 12/1/20 *                            $   1,475   $      1,475
State Air Quality Development
   Authority, Pollution Control, Ohio
   Edison, Series C, 3.81%, 9/1/18 *                 900            900
Summit County, Industrial Development
   Revenue, SSP Fittings Corporate Project,
   4.00%, 9/1/11 *                                   785            785
                                                                -------
                                                                 13,499
                                                                -------

OKLAHOMA (0.2%)
Tulsa County Industrial Authority Health
   Care Revenue, St. Francis Health System,
   4.00%, 12/15/07                                   505            507
                                                                -------

OREGON (1.7%)
Portland Special Obligation Revenue,
   (AMT), 3.65%, 3/1/36 *                          2,000          2,000
State Economic Development Revenue,
   (AMT), 3.77%, 12/1/25 *                         2,400          2,400
State Economic Development Revenue,
   (AMT), 3.75%, 11/1/16 * (c)                       500            500
                                                                -------
                                                                  4,900
                                                                -------

PENNSYLVANIA (4.0%)
Allegheny County Hospital Development
   Authority Revenue, 3.78%, 5/1/14                2,000          2,000
Allegheny County Port Authority,
   4.50%, 6/29/07                                  1,300          1,304
Allegheny County, Industrial Development
   Authority Revenue, Sacred Heart High
   School, 3.67%, 6/1/22 *                         1,200          1,200
Allegheny County, Industrial Development
   Authority Revenue, Sewickley Academy,
   Series A, 3.67%, 11/1/22 *                      1,000          1,000
Berks County Industrial Development
   Authority Revenue, (AMT),
   3.58%, 12/1/11 *                                1,205          1,205
Higher Educational Facilities Authority
   Revenue, Health System, Series A,
   5.00%, 8/15/07                                    500            503
Somerset County Hospital Authority
   Revenue, 3.40%, 3/1/22 *                        1,000          1,000
State Higher Educational Facilities
   Authority, 3.65%, 11/1/32 *                     1,850          1,851
Westmoreland County Industrial
   Development Authority, 3.64%, 12/1/24 *         1,425          1,425
                                                                -------
                                                                 11,488
                                                                -------

SOUTH CAROLINA (0.2%)
Jobs Economic Development Authority
   Industrial Revenue, 3.74%, 2/1/26 *               500            500
                                                                -------

                                    Continued

                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
SOUTH DAKOTA (0.8%)
Lawrence County Solid Waste Disposal
   Revenue, Series A, 3.74%, 7/1/32 *       $      2,300   $      2,300
                                                                -------

TENNESSEE (0.9%)
Greenville Industrial Development
   Revenue, 3.64%, 5/1/13 * (c)                      500            500
Lewisburg Industrial Development
   Board, Solid Waste Disposal, (AMT),
   3.70%, 7/1/33 *                                 2,000          2,000
                                                                -------
                                                                  2,500

TEXAS (0.7%)
Waco Industrial Development Corp.
   Economic Development Revenue,
   3.70%, 6/1/14 *                                 2,100          2,100
                                                                -------

UTAH (0.8%)
Housing Corp., Single Family Mortgage
   Revenue, Series A, Class I, (AMT),
   2.35%, 7/1/07                                     875            867
Salt Lake County Training Facilities
   Revenue, Community Foundation
   Disabled Project, 3.71%, 8/1/30 *               1,540          1,540
                                                                -------
                                                                  2,407
                                                                -------

VIRGINIA (1.2%)
Brunswick County Industrial Development
   Authority, 3.95%, 1/1/17 *                      1,000          1,000
Suffolk Redevelopment & Housing
   Authority, Multi-Family Housing
   Revenue, North Beach Apartments,
   3.72%, 9/1/19 * (c)                             1,300          1,300
Wythe County Industrial Development
   Authority Revenue, (AMT), 3.77%,
   12/1/14 * (c)                                   1,130          1,130
                                                                -------
                                                                  3,430
                                                                -------

WASHINGTON (4.9%)
Bremerton Revenue, 3.66%, 12/1/28 *                3,000          3,000
Health Care Facilities Authority Revenue,
   Inland Northwest Blood, 3.66%, 8/1/26 *         3,970          3,970
Kitsap County Industrial Development
   Corp., 3.71%, 6/1/31 *                          2,500          2,500
Pierce County Economic Development
   Corp. Revenue, Quality Stamping Project,
   (AMT), 3.71%, 12/1/36 *                         2,225          2,225
Seattle Housing Authority Revenue,
   3.70%, 12/1/36 *                                  400            400
Yakama Indian Nation Confederated
   Tribes & Bands, 3.60%, 6/1/07 * (c)             1,300          1,300
Yakima County Public Corp., 3.69%, 1/1/18 *          700            700
                                                                -------
                                                                 14,095
                                                                -------

                                    Continued

                                                     MUNICIPAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                               SHARES OR
                                               PRINCIPAL
                                                  AMOUNT          VALUE
                                               ---------          -----

MUNICIPAL BONDS, CONTINUED
WISCONSIN (2.4%)
Farmington Industrial Development
   Revenue, Swiss Valley Farms Co.,
   (AMT), 3.71%, 11/1/20 *                     $     500   $        500
Manitowoc Industrial Development
   Revenue, (AMT), 3.82%, 6/1/31 *                 2,300          2,300
Oconomowoc Community Development
   Authority Multifamily Revenue,
   3.69%, 12/1/44 *                                1,200          1,200
Onalaska Industrial Development Revenue,
   Empire Screen Printing, (AMT),
   3.82%, 9/1/26 *                                 1,000          1,000
Waunakee Community School District,
   4.25%, 8/15/07                                    300            300
West Bend Industrial Development,
   Jackson Concrete, Inc., (AMT),
   3.82%, 9/1/36 *                                 1,750          1,750
                                                                -------
                                                                  7,050
                                                                -------

TOTAL MUNICIPAL BONDS                                           283,222
                                                                -------

MONEY MARKETS (0.1%)
AIM Tax Free Money Market Fund                     1,193              1
Dreyfus Tax Exempt Money
   Market Fund                                       527              1
Goldman Sachs Financial Tax Free
   Money Market Fund                             208,089            208
                                                                -------

TOTAL MONEY MARKETS                                                 210
                                                                -------

TOTAL INVESTMENTS (COST $289,432) (A) - 100.5%                  289,432

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                   (1,432)
                                                                -------

NET ASSETS - 100.0%                                        $    288,000
                                                                =======

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

NOTES TO SCHEDULES OF
PORTFOLIO INVESTMENTS

* Variable rate security. Rate presented represents the rate in effect at January 31, 2007. Maturity date reflects the actual maturity date.

**   Effective yield at purchase.

#    Market value is less than $500.

(a)  Also represents cost for federal income tax purposes.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.


The following abbreviations are used in these Schedules of Portfolio Investments:

AMT - Alternative Minimum Tax Paper
GO - General Obligation
LOC - Letter of Credit

                       See notes to financial statements.

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                                 PRIME         INSTITUTIONAL
                                                             MONEY MARKET      MONEY MARKET
ASSETS:                                                          FUND              FUND
                                                            --------------    ---------------
Investments, at amortized cost and value                      $1,015,948        $1,495,400
Repurchase agreement, at cost and value                          117,756           309,350
                                                             -----------       -----------
   Total Investments                                           1,133,704         1,804,750

Cash                                                                  --^                1
Interest receivable                                                5,749             9,496
Receivable from Advisor and affiliates (note 3)                       34                98
Prepaid expenses and other assets                                     49                70
                                                             -----------       -----------
   Total Assets                                                1,139,536         1,814,415
                                                             -----------       -----------

LIABILITIES:
Distributions payable                                              2,017             4,115
Payable for investments purchased                                    --                 --
Accrued expenses and other payables:
   Payable to Advisor and affiliates (note 3)                        510               320
   Distribution and administrative services fees (note 3)            129                65
   Other                                                             234               155
                                                             -----------       -----------
   Total Liabilities                                               2,890             4,655
                                                             -----------       -----------

NET ASSETS:
Paid-in Capital                                               $1,136,653        $1,809,732
Accumulated net investment income/(loss)                              85                29
Accumulated net realized loss from investment transactions           (92)               (1)
                                                             -----------       -----------
   Net Assets                                                 $1,136,646        $1,809,760
                                                             ===========       ===========

Net Assets:
   Institutional Shares                                         $579,409        $1,416,522
   Class A Shares                                                551,828                NA
   Class B Shares                                                  1,112                NA
   Class C Shares                                                  1,237                NA
   Advisor Shares                                                  3,060                NA
   Select Shares                                                      NA            40,898
   Preferred Shares                                                   NA           139,220
   Trust Shares                                                       NA           213,120
                                                             -----------       -----------
   Total                                                      $1,136,646        $1,809,760
                                                             ===========       ===========

Shares of Beneficial Interest Outstanding (Unlimited number
of shares authorized, no par value):
   Institutional Shares                                          579,450         1,416,495
   Class A Shares                                                551,836                NA
   Class B Shares                                                  1,113                NA
   Class C Shares                                                  1,237                NA
   Advisor Shares                                                  3,060                NA
   Select Shares                                                      NA            40,898
   Preferred Shares                                                   NA           139,219
   Trust Shares                                                       NA           213,120
                                                             -----------       -----------
   Total                                                       1,136,696         1,809,732
                                                             ===========       ===========

Net Asset Value
Offering and redemption price per share - Institutional Shares,
   Class A Shares, Class B Shares, Class C Shares, Advisor Shares,
   Select Shares, Preferred Shares and Trust Shares (a)       $    1.00         $     1.00
                                                             ===========       ===========


                                                             INSTITUTIONAL        GOVERNMENT
                                                           GOVERNMENT MONEY      MONEY MARKET
ASSETS:                                                       MARKET FUND            FUND
                                                          -------------------   --------------
Investments, at amortized cost and value                        $386,586           $224,037
Repurchase agreement, at cost and value                          321,241                 --
                                                                --------           --------
   Total Investments                                             707,827            224,037

Cash                                                                   1                 --
Interest receivable                                                2,890              1,016
Receivable from Advisor and affiliates (note 3)                       63                  1
Prepaid expenses and other assets                                     29                 18
                                                                --------           --------
   Total Assets                                                  710,810            225,072
                                                                --------           --------

LIABILITIES:
Distributions payable                                              2,004                580
Payable for investments purchased                                     --                 --
Accrued expenses and other payables:
   Payable to Advisor and affiliates (note 3)                        148                 96
   Distribution and administrative services fees (note 3)             58                 11
   Other                                                              91                 34
                                                                --------           --------
   Total Liabilities                                               2,301                721
                                                                --------           --------

NET ASSETS:
Paid-in Capital                                                 $708,501           $224,276
Accumulated net investment income/(loss)                               8                 77
Accumulated net realized loss from investment transactions            --^                (2)
                                                                --------           --------
   Net Assets                                                   $708,509           $224,351
                                                                ========           ========

Net Assets:
   Institutional Shares                                         $328,815           $133,678
   Class A Shares                                                     NA             90,673
   Class B Shares                                                     NA                 NA
   Class C Shares                                                     NA                 NA
   Advisor Shares                                                     NA                 NA
   Select Shares                                                  21,435                 NA
   Preferred Shares                                              250,037                 NA
   Trust Shares                                                  108,222                 NA
                                                                --------           --------
   Total                                                        $708,509           $224,351
                                                                ========           ========

Shares of Beneficial Interest Outstanding (Unlimited number
of shares authorized, no par value):
   Institutional Shares                                          328,813            133,691
   Class A Shares                                                     NA             90,709
   Class B Shares                                                     NA                 NA
   Class C Shares                                                     NA                 NA
   Advisor Shares                                                     NA                 NA
   Select Shares                                                  21,435                 NA
   Preferred Shares                                              250,036                 NA
   Trust Shares                                                  108,222                 NA
                                                                --------           --------
   Total                                                         708,506            224,400
                                                                ========           ========

Net Asset Value
Offering and redemption price per share - Institutional Shares,
   Class A Shares, Class B Shares, Class C Shares, Advisor Shares,
   Select Shares, Preferred Shares and Trust Shares (a)         $   1.00            $  1.00
                                                                ========            =======


                                                            U.S. TREASURY   MICHIGAN MUNICIPAL
                                                            MONEY MARKET       MONEY MARKET
ASSETS:                                                         FUND               FUND
                                                            -------------   -------------------
Investments, at amortized cost and value                        $131,765           $195,430
Repurchase agreement, at cost and value                          988,838                 --
                                                              ----------           --------
   Total Investments                                           1,120,603            195,430

Cash                                                                  --^                --
Interest receivable                                                1,907                857
Receivable from Advisor and affiliates (note 3)                       41                 11
Prepaid expenses and other assets                                     43                  6
                                                              ----------           --------
   Total Assets                                                1,122,594            196,304
                                                              ----------           --------

LIABILITIES:
Distributions payable                                              4,298                324
Payable for investments purchased                                     --                 --
Accrued expenses and other payables:
   Payable to Advisor and affiliates (note 3)                        188                 82
   Distribution and administrative services fees (note 3)             94                 --^
   Other                                                             188                 27
                                                              ----------           --------
   Total Liabilities                                               4,768                433
                                                              ----------           --------

NET ASSETS:
Paid-in Capital                                               $1,117,963           $195,881
Accumulated net investment income/(loss)                              --                (10)
Accumulated net realized loss from investment transactions          (137)                --
                                                              ----------           --------
   Net Assets                                                 $1,117,826           $195,871
                                                              ==========           ========

Net Assets:
   Institutional Shares                                       $  417,376           $193,289
   Class A Shares                                                     NA              2,582
   Class B Shares                                                     NA                 NA
   Class C Shares                                                     NA                 NA
   Advisor Shares                                                     NA                 NA
   Select Shares                                                  67,802                 NA
   Preferred Shares                                              562,742                 NA
   Trust Shares                                                   69,906                 NA
                                                              ----------           --------
   Total                                                      $1,117,826           $195,871
                                                              ==========           ========

Shares of Beneficial Interest Outstanding (Unlimited number
of shares authorized, no par value):
   Institutional Shares                                          417,304            193,248
   Class A Shares                                                     NA              2,582
   Class B Shares                                                     NA                 NA
   Class C Shares                                                     NA                 NA
   Advisor Shares                                                     NA                 NA
   Select Shares                                                  67,799                 NA
   Preferred Shares                                              562,718                 NA
   Trust Shares                                                   69,901                 NA
                                                              ----------           --------
   Total                                                       1,117,722            195,830
                                                              ==========           ========
Net Asset Value
Offering and redemption price per share - Institutional Shares,
   Class A Shares, Class B Shares, Class C Shares, Advisor Shares,
   Select Shares, Preferred Shares and Trust Shares (a)       $     1.00           $   1.00
                                                              ==========           ========



                                                               MUNICIPAL
                                                             MONEY MARKET
ASSETS:                                                          FUND
                                                            --------------
Investments, at amortized cost and value                        $289,432
Repurchase agreement, at cost and value                               --
                                                                --------
   Total Investments                                             289,432

Cash                                                                  --^
Interest receivable                                                1,246
Receivable from Advisor and affiliates (note 3)                       35
Prepaid expenses and other assets                                     23
                                                                --------
   Total Assets                                                  290,736
                                                                --------

LIABILITIES:
Distributions payable                                                725
Payable for investments purchased                                  1,900
Accrued expenses and other payables:
   Payable to Advisor and affiliates (note 3)                         66
   Distribution and administrative services fees (note 3)             16
   Other                                                              29
                                                                --------
   Total Liabilities                                               2,736
                                                                --------

NET ASSETS:
Paid-in Capital                                                 $288,003
Accumulated net investment income/(loss)                              --^
Accumulated net realized loss from investment transactions            (3)
                                                                --------
   Net Assets                                                   $288,000
                                                                ========

Net Assets:
   Institutional Shares                                         $205,695
   Class A Shares                                                 29,083
   Class B Shares                                                     NA
   Class C Shares                                                     NA
   Advisor Shares                                                     NA
   Select Shares                                                   8,159
   Preferred Shares                                                1,896
   Trust Shares                                                   43,167
                                                                --------
   Total                                                        $288,000
                                                                ========

Shares of Beneficial Interest Outstanding (Unlimited numbe
of shares authorized, no par value):
   Institutional Shares                                          205,688
   Class A Shares                                                 29,095
   Class B Shares                                                     NA
   Class C Shares                                                     NA
   Advisor Shares                                                     NA
   Select Shares                                                   8,159
   Preferred Shares                                                1,896
   Trust Shares                                                   43,167
                                                                --------
   Total                                                         288,005
                                                                ========

Net Asset Value
Offering and redemption price per share - Institutional Shares,
   Class A Shares, Class B Shares, Class C Shares, Advisor Shares,
   Select Shares, Preferred Shares and Trust Shares (a)         $   1.00
                                                                ========
(a)  Redemption price per share for Class B Shares and Class C Shares varies by length of time shares are held.
^    Amount is less than five hundred dollars.



                        See notes to financial statements

                                page 24-25 spread

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                             PRIME         INSTITUTIONAL      INSTITUTIONAL
                                         MONEY MARKET      MONEY MARKET      GOVERNMENT MONEY
                                             FUND              FUND             MARKET FUND
                                        --------------    --------------   --------------------
INVESTMENT INCOME:
Interest income                            $29,638           $47,208             $17,588
Dividend income                                 63               113                  30
                                          --------          --------            --------
   Total Investment Income                  29,701            47,321              17,618
                                          --------          --------            --------

EXPENSES:
Investment advisory fees (note 3)            2,214             3,540               1,331
Administrative fees                            976             1,547                 582
Distribution services fees-
  Class A Shares                               672                NA                  NA
Distribution services fees-
  Class B Shares                                 6                NA                  NA
Distribution services fees-
  Class C Shares                                 5                NA                  NA
Distribution services fees-
  Advisor Shares                                 5                NA                  NA
Administrative services fees-
  Class C Shares                                 2                NA                  NA
Administrative services fees-
  Select Shares                                 NA                17                   5
Administrative services fees-
  Preferred Shares                              NA                91                 171
Administrative services fees-
Trust Shares                                    NA               245                 126
Accounting fees                                118               146                  81
Transfer and dividend disbursing
  agent fees                                   122               168                  71
Custody fees                                    26                32                  20
Trustees' fees and expenses                     32                39                  16
Other expenses                                 202               197                 104
                                          --------          --------            --------
   Total expenses                            4,380             6,022               2,507
                                          --------          --------            --------
   Less: Waiver and/or reimbursement
     from Advisor and/or affiliates
     (note 3)                                 (696)           (3,807)             (1,501)
  Transfer and dividend disbursing
     agent fees waived                          (6)               (5)                 (5)
  Distribution services-Class A
     Shares waived                              --                --                  --
                                          --------          --------            --------
   Net Expenses                              3,678             2,210               1,001
                                          --------          --------            --------

Net Investment Income                       26,023            45,111              16,617
                                          --------          --------            --------

Net realized gains (losses) on
  investment transactions                       --^               --^                 --^
                                          --------          --------            --------
Change in net assets resulting
  from operations                          $26,023           $45,111             $16,617
                                          ========          ========            ========

                                       GOVERNMENT      U.S. TREASURY    MICHIGAN MUNICIPAL
                                      MONEY MARKET     MONEY MARKET        MONEY MARKET
                                          FUND             FUND                FUND
                                     --------------   --------------   --------------------
INVESTMENT INCOME:
Interest income                          $5,475           $30,471              $3,295
Dividend income                             226                69                  25
                                         ------          --------              ------
   Total Investment Income                5,701            30,540               3,320
                                         ------          --------              ------

EXPENSES:
Investment advisory fees (note 3)           435             2,322                 365
Administrative fees                         191             1,016                 160
Distribution services fees-
  Class A Shares                            100                NA                   3
Distribution services fees-
  Class B Shares                             NA                NA                  NA
Distribution services fees-
  Class C Shares                             NA                NA                  NA
Distribution services fees-
  Advisor Shares                             NA                NA                  NA
Administrative services fees-
  Class C Shares                             NA                NA                  NA
Administrative services fees-
  Select Shares                              NA                24                  NA
Administrative services fees-
  Preferred Shares                           NA               454                  NA
Administrative services fees-
  Trust Shares                               NA               101                  NA
Accounting fees                              29               113                  27
Transfer and dividend disbursing
  agent fees                                 29               118                  21
Custody fees                                 12                33                  12
Trustees' fees and expenses                   6                30                   5
Other expenses                               41               173                  26
                                         ------          --------              ------
   Total expenses                           843             4,384                 619
                                         ------          --------              ------
   Less: Waiver and/or reimbursement
     from Advisor and/or affiliates
     (note 3)                              (108)           (2,581)               (123)
  Transfer and dividend disbursing
     agent fees waived                       --                (5)                 --
  Distribution services-Class A
     Shares waived                          (40)               --                  (1)
                                         ------          --------              ------
   Net Expenses                             695             1,798                 495
                                         ------          --------              ------

Net Investment Income                     5,006            28,742               2,825
                                         ------          --------              ------

Net realized gains (losses) on
  investment transactions                    --                 5                  --
                                         ------          --------              ------
Change in net assets resulting
  from operations                        $5,006           $28,747              $2,825
                                         ======          ========              ======



                                          MUNICIPAL
                                        MONEY MARKET
                                            FUND
                                       --------------

INVESTMENT INCOME:
Interest income                          $5,271
Dividend income                              40
                                         ------
   Total Investment Income                5,311
                                         ------

EXPENSES:
Investment advisory fees (note 3)           729
Administrative fees                         260
Distribution services fees-
  Class A Shares                             40
Distribution services fees-
  Class B Shares                             NA
Distribution services fees-
  Class C Shares                             NA
Distribution services fees-
  Advisor Shares                             NA
Administrative services fees-
  Class C Shares                             NA
Administrative services fees-
  Select Shares                               4
Administrative services fees-
  Preferred Shares                            2
Administrative services fees-
  Trust Shares                               37
Accounting fees                              53
Transfer and dividend disbursing
  agent fees                                 41
Custody fees                                 15
Trustees' fees and expenses                   6
Other expenses                               42
                                         ------
   Total expenses                         1,229
                                         ------
   Less: Waiver and/or reimbursement
     from Advisor and/or affiliates
     (note 3)                              (835)
  Transfer and dividend disbursing
     agent fees waived                       (6)
  Distribution services-Class A
     Shares waived                           --
                                         ------
   Net Expenses                             388
                                         ------

Net Investment Income                     4,923
                                         ------

Net realized gains (losses) on
  investment transactions                    --^
                                         ------
Change in net assets resulting
  from operations                        $4,923
                                         ======


^    Amount is less than five hundred dollars.




                        See notes to financial statements

                                page 26-27 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                               PRIME                     INSTITUTIONAL
                                           MONEY MARKET                   MONEY MARKET
                                               FUND                           FUND
                                    ---------------------------    ----------------------------
                                    SIX MONTHS          YEAR       SIX MONTHS          YEAR
                                       ENDED           ENDED          ENDED            ENDED
                                    JANUARY 31,       JULY 31,     JANUARY 31,        JULY 31,
                                     2007 (a)           2006         2007 (a)           2006
                                    ----------       ----------     -----------     -----------
CHANGE IN NET ASSETS:
Operations:
Net investment income                $  26,023      $   48,464      $    45,111     $    57,912
Net realized gains (losses)
   from investment transactions             --^              7               --^             --
                                    ----------      ----------      -----------     -----------
Change in net assets
   resulting from operations            26,023          48,471           45,111          57,912
                                    ----------      ----------      -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Institutional Shares                (13,634)        (32,705)         (36,276)        (53,024)
   Class A Shares                      (12,296)        (15,668)              NA              NA
   Class B Shares                          (23)            (27)              NA              NA
   Class C Shares                          (24)            (35)              NA              NA
   Advisor Shares                          (47)            (29)              NA              NA
   Select Shares                            NA              NA           (1,043)         (1,225)
   Preferred Shares                         NA              NA           (3,011)         (1,409)
   Trust Shares                             NA              NA           (4,781)         (2,254)
                                    ----------      ----------      -----------     -----------
   Change in net assets from
      shareholder distributions        (26,024)        (48,464)         (45,111)        (57,912)
                                    ----------      ----------      -----------     -----------

   Change in net assets from
      fund share transactions          114,190        (403,532)         251,527         408,824
                                    ----------      ----------      -----------     -----------
   Change in net assets                114,189        (403,525)         251,527         408,824
NET ASSETS:
Beginning of period                  1,022,457       1,425,982        1,558,233       1,149,409
                                   -----------      ----------      -----------     -----------
End of period                      $ 1,136,646      $1,022,457      $ 1,809,760     $ 1,558,233
                                   ===========      ==========      ===========     ===========

Accumulated Net Investment
   Income/(Loss)                   $        85       $      86      $        29     $        29
                                   ===========       =========      ===========     ===========

                                    INSTITUTIONAL GOVERNMENT                 GOVERNMENT
                                           MONEY MARKET                     MONEY MARKET
                                               FUND                             FUND
                                   ---------------------------      ---------------------------
                                   SIX MONTHS           YEAR        SIX MONTHS         YEAR
                                      ENDED            ENDED           ENDED           ENDED
                                    JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                     2007 (a)           2006          2007 (a)          2006
                                    -----------     ----------      -----------     -----------
CHANGE IN NET ASSETS:
Operations:
Net investment income               $    16,617     $   25,488      $     5,006     $     8,203
Net realized gains (losses)
   from investment transactions              --^            --               --              --^
                                    -----------     ----------      -----------     -----------
Change in net assets
   resulting from operations             16,617         25,488            5,006           8,203
                                    -----------     ----------      -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Institutional Shares                  (8,255)       (11,623)          (3,190)         (5,198)
   Class A Shares                            NA             NA           (1,803)         (2,969)
   Class B Shares                            NA             NA               NA              NA
   Class C Shares                            NA             NA               NA              NA
   Advisor Shares                            NA             NA               NA              NA
   Select Shares                           (304)          (153)              NA              NA
   Preferred Shares                      (5,622)        (9,199)              NA              NA
   Trust Shares                          (2,436)        (4,513)              NA              NA
                                    -----------     ----------      -----------     -----------
   Change in net assets from
      shareholder distributions         (16,617)       (25,488)          (4,993)         (8,167)
                                    -----------     ----------      -----------     -----------

   Change in net assets from
      fund share transactions           111,577        (19,249)          23,905         (39,006)
                                    -----------     ----------      -----------     -----------
   Change in net assets                 111,577        (19,249)          23,918         (38,970)
NET ASSETS:
Beginning of period                     596,932        616,181          200,433         239,403
                                    -----------     ----------      -----------     -----------
End of period                       $   708,509     $  596,932      $   224,351     $   200,433
                                    ===========     ==========      ===========     ===========

Accumulated Net Investment
   Income/(Loss)                    $         8     $        8      $        77     $        64
                                    ===========     ==========      ===========     ===========

                                         U.S. TREASURY                MICHIGAN MUNICIPAL
                                         MONEY MARKET                    MONEY MARKET
                                             FUND                            FUND
                                   ---------------------------     ---------------------------
                                   SIX MONTHS          YEAR        SIX MONTHS          YEAR
                                     ENDED            ENDED          ENDED             ENDED
                                   JANUARY 31,       JULY 31,      JANUARY 31,        JULY 31,
                                     2007 (a)          2006          2007 (a)          2006
                                   -----------     -----------     -----------     -----------
CHANGE IN NET ASSETS:
Operations:
Net investment income              $    28,742     $    46,673     $     2,825     $     4,707
Net realized gains (losses)
   from investment transactions              5               2              --              --^
                                   -----------     -----------     -----------     -----------
Change in net assets
   resulting from operations            28,747          46,675           2,825           4,707
                                   -----------     -----------     -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Institutional Shares                (10,463)        (15,029)        (2,787)          (4,693)
   Class A Shares                           NA              NA            (38)             (14)
   Class B Shares                           NA              NA             NA               NA
   Class C Shares                           NA              NA             NA               NA
   Advisor Shares                           NA              NA             NA               NA
   Select Shares                        (1,478)         (2,824)            NA               NA
   Preferred Shares                    (14,855)        (24,294)            NA               NA
   Trust Shares                         (1,947)         (4,526)            NA               NA
                                   -----------     -----------     -----------     -----------
   Change in net assets from
      shareholder distributions        (28,743)        (46,673)        (2,825)          (4,707)
                                   -----------     -----------     -----------     -----------

   Change in net assets from
      fund share transactions          (69,247)        (76,394)          4,490          26,867
                                   -----------     -----------     -----------     -----------
   Change in net assets                (69,243)        (76,392)          4,490          26,867
NET ASSETS:
Beginning of period                  1,187,069       1,263,461         191,381         164,514
                                   -----------     -----------     -----------     -----------
End of period                      $ 1,117,826     $ 1,187,069     $   195,871     $   191,381
                                   ===========     ===========     ===========     ===========

Accumulated Net Investment
   Income/(Loss)                   $        --     $         1     $       (10)    $       (10)
                                   ===========     ===========     ===========     ===========

                                            MUNICIPAL
                                          MONEY MARKET
                                               FUND
                                    --------------------------
                                    SIX MONTHS         YEAR
                                       ENDED          ENDED
                                    JANUARY 31,      JULY 31,
                                      2007 (a)          2006
                                   -----------     -----------
CHANGE IN NET ASSETS:
Operations:
Net investment income              $     4,923     $     6,296
Net realized gains (losses)
   from investment transactions             --^              2
                                   -----------     -----------
Change in net assets
   resulting from operations             4,923           6,298
                                   -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Institutional Shares                 (3,753)         (5,331)
   Class A Shares                         (509)           (622)
   Class B Shares                           NA              NA
   Class C Shares                           NA              NA
   Advisor Shares                           NA              NA
   Select Shares                          (161)           (64)
   Preferred Shares                        (34)            (14)
   Trust Shares                           (466)           (265)
                                   -----------     -----------
   Change in net assets from
      shareholder distributions         (4,923)         (6,296)
                                   -----------     -----------

   Change in net assets from
      fund share transactions            6,997          58,909
                                   -----------     -----------
   Change in net assets                  6,997          58,911
NET ASSETS:
Beginning of period                    281,003         222,092
                                   -----------     -----------
End of period                      $   288,000     $   281,003
                                   ===========     ===========

Accumulated Net Investment
   Income/(Loss)                   $        --^    $        --^
                                   ===========     ===========

----------------
(a)  Unaudited
^    Amount is less than five hundred dollars.

                       See notes to financial statements


                                  28-29 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)

                                         PRIME                     INSTITUTIONAL
                                     MONEY MARKET                   MONEY MARKET
                                         FUND                           FUND
                              ---------------------------    ----------------------------
                              SIX MONTHS          YEAR       SIX MONTHS          YEAR
                                 ENDED           ENDED          ENDED            ENDED
                              JANUARY 31,       JULY 31,     JANUARY 31,        JULY 31,
                               2007 (a)           2006         2007 (a)           2006
                              ----------       ----------     -----------     -----------
SHARE TRANSACTIONS:*
Institutional Shares
   Shares issued                 891,368        1,629,794       3,353,614       5,892,873
   Dividends reinvested            2,606            4,695          16,280          26,298
   Shares redeemed              (878,120)      (2,029,677)     (3,216,982)     (5,732,822)
                                --------       ----------      ----------      ----------
   Total Institutional Shares     15,854         (395,188)        152,912         186,349
                                --------       ----------      ----------      ----------

Class A Shares
   Shares issued                 371,437          651,274              NA              NA
   Dividends reinvested           12,240           16,625              NA              NA
   Shares redeemed              (287,025)        (677,111)             NA              NA
                                --------       ----------      ----------      ----------
   Total Class A Shares           96,652           (9,212)             NA              NA
                                --------       ----------      ----------      ----------

Class B Shares
   Shares issued                     119              830              NA              NA
   Dividends reinvested               13               20              NA              NA
   Shares redeemed                  (237)            (973)             NA              NA
                                --------       ----------      ----------      ----------
   Total Class B Shares             (105)            (123)             NA              NA
                                --------       ----------      ----------      ----------

Class C Shares
   Shares issued                     924            1,418              NA              NA
   Dividends reinvested               23               36              NA              NA
   Shares redeemed                  (590)          (2,049)             NA              NA
                                --------       ----------      ----------      ----------
   Total Class C Shares              357             (595)             NA              NA
                                --------       ----------      ----------      ----------

Advisor Shares
   Shares issued                   1,865            3,359              NA              NA
   Dividends reinvested               47               29              NA              NA
   Shares redeemed                  (480)          (1,802)             NA              NA
                                --------       ----------      ----------      ----------
   Total Advisor Shares            1,432            1,586              NA              NA
                                --------       ----------      ----------      ----------

Select Shares
   Shares issued                      NA               NA          94,295         119,127
   Dividends reinvested               NA               NA             849           1,084
   Shares redeemed                    NA               NA         (89,825)       (108,556)
                                --------       ----------      ----------      ----------
   Total Select Shares                NA               NA           5,319          11,655
                                --------       ----------      ----------      ----------

Preferred Shares
   Shares issued                      NA               NA         277,070         295,319
   Dividends reinvested               NA               NA           2,911           1,297
   Shares redeemed                    NA               NA        (239,024)       (221,531)
                                --------       ----------      ----------      ----------
   Total Preferred Shares             NA               NA          40,957          75,085
                                --------       ----------      ----------      ----------

Trust Shares
   Shares issued                      NA               NA         255,452         392,172
   Dividends reinvested               NA               NA             563             981
   Shares redeemed                    NA               NA        (203,677)       (257,418)
                                --------       ----------      ----------      ----------
   Total Trust Shares                 NA               NA          52,338         135,735
                                --------       ----------      ----------      ----------
                                 INSTITUTIONAL GOVERNMENT                 GOVERNMENT
                                        MONEY MARKET                     MONEY MARKET
                                            FUND                             FUND
                                ---------------------------      ---------------------------
                                SIX MONTHS           YEAR        SIX MONTHS         YEAR
                                   ENDED            ENDED           ENDED           ENDED
                                 JANUARY 31,       JULY 31,      JANUARY 31,       JULY 31,
                                  2007 (a)           2006          2007 (a)          2006
                                 -----------     ----------      -----------     -----------
SHARE TRANSACTIONS:*
Institutional Shares
   Shares issued                    976,578         1,832,832       105,912         281,380
   Dividends reinvested               1,322             2,029            34              56
   Shares redeemed                 (953,416)       (1,795,236)      (99,813)       (297,949)
                                   --------        ----------       -------        --------
   Total Institutional Shares         24,484           39,625         6,133         (16,513)
                                   --------        ----------       -------        --------

Class A Shares
   Shares issued                         NA                NA        94,616          83,238
   Dividends reinvested                  NA                NA         1,658           2,860
   Shares redeemed                       NA                NA       (78,501)       (108,591)
                                   --------        ----------       -------        --------
   Total Class A Shares                  NA                NA        17,773         (22,493)
                                   --------        ----------       -------        --------

Class B Shares
   Shares issued                         NA                NA            NA              NA
   Dividends reinvested                  NA                NA            NA              NA
   Shares redeemed                       NA                NA            NA              NA
                                   --------        ----------       -------        --------
   Total Class B Shares                  NA                NA            NA              NA
                                   --------        ----------       -------        --------

Class C Shares
   Shares issued                         NA                NA            NA              NA
   Dividends reinvested                  NA                NA            NA              NA
   Shares redeemed                       NA                NA            NA              NA
                                   --------        ----------       -------        --------
   Total Class C Shares                  NA                NA            NA              NA
                                   --------        ----------       -------        --------

Advisor Shares
   Shares issued                         NA                NA            NA              NA
   Dividends reinvested                  NA                NA            NA              NA
   Shares redeemed                       NA                NA            NA              NA
                                   --------        ----------       -------        --------
   Total Advisor Shares                  NA                NA            NA              NA
                                   --------        ----------       -------        --------

Select Shares
   Shares issued                     22,619            16,859            NA              NA
   Dividends reinvested                   6                --            NA              NA
   Shares redeemed                   (7,527)          (12,698)           NA              NA
                                   --------        ----------       -------        --------
   Total Select Shares               15,098             4,161            NA              NA
                                   --------        ----------       -------        --------

Preferred Shares
   Shares issued                    491,786         1,001,430            NA              NA
   Dividends reinvested               3,339             5,130            NA              NA
   Shares redeemed                 (435,348)       (1,044,855)           NA              NA
                                   --------        ----------       -------        --------
   Total Preferred Shares            59,777           (38,295)           NA              NA
                                   --------        ----------       -------        --------

Trust Shares
   Shares issued                     90,420           263,920            NA              NA
   Dividends reinvested                 402               490            NA              NA
   Shares redeemed                  (78,602)         (289,150)           NA              NA
                                   --------        ----------       -------        --------
   Total Trust Shares                12,220           (24,740)           NA              NA
                                   --------        ----------       -------        --------
                                     U.S. TREASURY                MICHIGAN MUNICIPAL
                                     MONEY MARKET                    MONEY MARKET
                                         FUND                            FUND
                               ---------------------------     ---------------------------
                               SIX MONTHS          YEAR        SIX MONTHS          YEAR
                                 ENDED            ENDED          ENDED             ENDED
                               JANUARY 31,       JULY 31,      JANUARY 31,        JULY 31,
                                 2007 (a)          2006          2007 (a)          2006
                               -----------     -----------     -----------     -----------
SHARE TRANSACTIONS:*
Institutional Shares
   Shares issued                  507,439        1,004,979       218,361          436,822
   Dividends reinvested             1,258            1,415           946            1,729
   Shares redeemed               (478,082)        (915,221)     (215,712)        (413,261)
                                 --------         --------      --------         --------
   Total Institutional Shares      30,615           91,173         3,595           25,290
                                 --------         --------      --------         --------

Class A Shares
   Shares issued                       NA               NA        16,356            11,463
   Dividends reinvested                NA               NA            38               13
   Shares redeemed                     NA               NA       (15,499)          (9,899)
                                 --------         --------      --------         --------
   Total Class A Shares                NA               NA           895            1,577
                                 --------         --------      --------         --------

Class B Shares
   Shares issued                       NA               NA            NA               NA
   Dividends reinvested                NA               NA            NA               NA
   Shares redeemed                     NA               NA            NA               NA
                                 --------         --------      --------         --------
   Total Class B Shares                NA               NA            NA               NA
                                 --------         --------      --------         --------

Class C Shares
   Shares issued                       NA               NA            NA               NA
   Dividends reinvested                NA               NA            NA               NA
   Shares redeemed                     NA               NA            NA               NA
                                 --------         --------      --------         --------
   Total Class C Shares                NA               NA            NA               NA
                                 --------         --------      --------         --------

Advisor Shares
   Shares issued                       NA               NA            NA               NA
   Dividends reinvested                NA               NA            NA               NA
   Shares redeemed                     NA               NA            NA               NA
                                 --------         --------      --------         --------
   Total Advisor Shares                NA               NA            NA               NA
                                 --------         --------      --------         --------

Select Shares
   Shares issued                  204,756          516,145            NA               NA
   Dividends reinvested                --               --            NA               NA
   Shares redeemed               (198,946)        (537,325)           NA               NA
                                 --------         --------      --------         --------
   Total Select Shares              5,810          (21,180)           NA               NA
                                 --------         --------      --------         --------

Preferred Shares
   Shares issued                2,268,651        3,762,766            NA               NA
   Dividends reinvested             3,188            5,206            NA               NA
   Shares redeemed             (2,334,292)      (3,909,465)           NA               NA
                                 --------         --------      --------         --------
   Total Preferred Shares        (62,453)        (141,493)            NA               NA
                                 --------         --------      --------         --------

Trust Shares
   Shares issued                   175,991         398,521            NA               NA
   Dividends reinvested                --                7            NA               NA
   Shares redeemed               (219,211)        (403,422)           NA               NA
                                 --------         --------      --------         --------
   Total Trust Shares             (43,220)          (4,894)           NA               NA
                                 --------         --------      --------         --------

                                       MUNICIPAL
                                     MONEY MARKET
                                          FUND
                               --------------------------
                               SIX MONTHS         YEAR
                                  ENDED          ENDED
                               JANUARY 31,      JULY 31,
                                 2007 (a)          2006
                               ----------     -----------
SHARE TRANSACTIONS:*
Institutional Shares
   Shares issued                 282,284         735,196
   Dividends reinvested              481             729
   Shares redeemed              (292,067)       (708,761)
                                --------        --------
   Total Institutional Shares     (9,302)         27,164
                                --------        --------

Class A Shares
   Shares issued                  80,377         128,704
   Dividends reinvested              493             629
   Shares redeemed               (78,814)       (127,822)
                                --------        --------
   Total Class A Shares            2,056           1,511
                                --------        --------

Class B Shares
   Shares issued                      NA              NA
   Dividends reinvested               NA              NA
   Shares redeemed                    NA              NA
                                --------        --------
   Total Class B Shares               NA              NA
                                --------        --------

Class C Shares
   Shares issued                      NA              NA
   Dividends reinvested               NA              NA
   Shares redeemed                    NA              NA
                                --------        --------
   Total Class C Shares               NA              NA
                                --------        --------

Advisor Shares
   Shares issued                      NA              NA
   Dividends reinvested               NA              NA
   Shares redeemed                    NA              NA
                                --------        --------
   Total Advisor Shares               NA              NA
                                --------        --------

Select Shares
   Shares issued                  22,710          23,889
   Dividends reinvested               --               1
   Shares redeemed               (25,102)        (13,425)
                                --------        --------
   Total Select Shares            (2,392)         10,465
                                --------        --------

Preferred Shares
   Shares issued                   1,031           2,371
   Dividends reinvested                1               1
   Shares redeemed                (1,538)             (6)
                                --------        --------
   Total Preferred Shares           (506)          2,366
                                --------        --------

Trust Shares
   Shares issued                   66,062         56,164
   Dividends reinvested                20             59
   Shares redeemed               (48,943)        (38,820)
                                --------        --------
   Total Trust Shares             17,139          17,403
                                --------        --------

-----------------
(a)  Unaudited
*    Share transactions are at a par value of $1.00 per share.

                       See notes to financial statements


                                  30-31 spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------



(1) ORGANIZATION

The Fifth Third Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At January 31, 2007, the Trust consisted of thirty-six separate investment portfolios, one of which is not currently offered and not included in these financial statements.

The accompanying financial statements and notes relate only to the following Funds (individually a "Fund" and collectively the "Funds"):

PORTFOLIO NAME
Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U. S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")

The Government Money Market Fund and the Michigan Municipal Money Market Fund each offer two classes of shares: Institutional Shares and Class A Shares. The Institutional Money Market Fund, the Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund offer four classes of shares:
Institutional Shares, Select Shares, Preferred Shares and Trust Shares. The Prime Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Municipal Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Select Shares, Preferred Shares and Trust Shares. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect their risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Board" or the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement trans-

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


action. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis, except that each class separately bears expenses related specifically to that class, such as distribution fees.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

NEW ACCOUNTING PRONOUNCEMENTS--In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

In September 2006, FASB issued Statement of Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of January 31, 2007, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.40% for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Money Market Fund and 0.50% for the Municipal Money Market Fund.

ADMINISTRATIVE FEE--FTAM, serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, FTAM's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, 0.17% of the average daily net assets of the Trust between $2 billion and $15 billion, and 0.15% of

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

more than $15 billion of the average daily net assets of the Trust. In addition, there shall be an annual flat fee per class in excess of four classes per Fund and each Fund is subject to an annual minimum fee. Pursuant to a separate agreement with FTAM, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Trust including providing certain administrative personnel and services necessary to operate the Trust, for which it received $854,053 in fees during the six-months ended January 31, 2007, computed as a percentage (up to 0.0145%) of the average daily net assets of the Trust, subject to certain minimums and reimbursement of certain expenses.

Under a Compliance Services Agreement between the Funds', Fifth Third Bank ("Fifth Third"), and BISYS (the "CCO Agreement"), BISYS makes an employee available to serve as the Funds' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds pay BISYS $200,000 per year subject to adjustment annually by the percentage increase in consumer prices for services as measured by the United States Consumer Price Index. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS. On November 21, 2006, the Trustees voted to terminate the CCO and the CCO Agreement, with such termination to become effective no later than February 21, 2007. The Trustees also designated a new CCO, with such designation to become effective no later than February 21, 2007.

In its capacity as Advisor and Administrator, FTAM, has entered into an expense limitation agreement with the Funds. Under the terms of this agreement, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of FTAM. If the operating expenses are less than the expense limit for the Fund, FTAM shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under the expense limitation agreement in the fiscal year, does not cause the Fund to exceed the expense limit. For the period from November 29, 2006 through January 31, 2007, the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):

                                                               INSTITUTIONAL
                                              INSTITUTIONAL     GOVERNMENT
                              PRIME MONEY     MONEY MARKET     MONEY MARKET
                               MARKET FUND        FUND              FUND
                               -----------     -----------     ------------

Institutional Shares              0.54%           0.21%            0.21%
Class A Shares                    0.79%              NA               NA
Class B Shares                    1.54%              NA               NA
Class C Shares                    1.54%              NA               NA
Advisor Shares                    1.04%              NA               NA
Select Shares                        NA           0.29%            0.29%
Preferred Shares                     NA           0.36%            0.36%
Trust Shares                         NA           0.46%            0.46%

Amount subject to reimbursement
   expiring on November 28, 2007.  $243          $1,363             $554

                                                  MICHIGAN
                               U.S. TREASURY      MUNICIPAL        MUNICIPAL
                                MONEY MARKET    MONEY MARKET     MONEY MARKET
                                    FUND            FUND             FUND
                                ------------    ------------     ------------

Institutional Shares               0.21%            0.54%            0.21%
Class A Shares                        NA            0.79%            0.46%
Class B Shares                        NA               NA               NA
Class C Shares                        NA               NA               NA
Advisor Shares                        NA               NA               NA
Select Shares                      0.29%               NA            0.29%
Preferred Shares                   0.36%               NA            0.36%
Trust Shares                       0.46%               NA            0.46%

Amount subject to reimbursement
   expiring on November 28, 2007.   $928              $42             $305

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution services fees up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor.

ADMINISTRATIVE SERVICES FEE--The Trust has approved an Administrative Services Agreement with Fifth Third Funds Distributor, Inc. with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Administrative Services Agreement, the Funds may make payments to the distributor and other financial institutions, which may include affiliates of the advisor, of up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT--BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly owned subsidiary of The BISYS Group, Inc., serves as transfer and dividend disbursing agent. Pursuant to a separate agreement, BISYS Ohio retained the Advisor to perform certain services for the Trust and each investment portfolio of the Trust, for which the Advisor receives a fee of 0.005% from BISYS Ohio computed as a percentage of the average daily net assets of each Fund. FTAM received $312,440 in fees for its services during the six-months ended January 31, 2007.Transfer agent fees are computed at 0.0195% of the average daily net assets of each Fund up to $700 million, 0.017% of the average daily net assets of each Fund between $700 million and $1 billion, 0.0155% of the average daily assets of each Fund between $1 billion and $2 billion and 0.013% of more than $2 billion of the average net assets of the Prime Money Market Fund, Government Money Market Fund, Michigan Municipal Money Market Fund and the Municipal Money Market Fund. For the Institutional Money Market Fund, Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund, transfer agent fees are computed at 0.0185% of the average daily net assets of each Fund up to $700 million, 0.017% of the average daily net assets of each Fund between $700 million and $1 billion, 0.0155% of the average daily net assets of each Fund between $1 billion and $2 billion and 0.0125% of more than $2 billion of the average daily net assets of each Fund. In addition, there is an annual flat fee for each additional class of shares per Fund.

ACCOUNTING AND CUSTODY FEES--FTAM maintains the Funds' accounting records and Fifth Third is the Funds' custodian for which it receives a fee based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. Accounting fees are computed at 0.02% of the average daily net assets of each Fund up to $500 million, 0.015% of the average daily net assets of each Fund between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Fund. In addition, there shall be an annual flat fee for each additional class of shares per Fund and each Fund is subject to an annual minimum fee. Pursuant to a separate agreement with FTAM, BISYS Ohio performs sub-accounting services on behalf of the Trust, for which it received $1,465,260 in fees from Fifth Third during the six-months ended January 31, 2007, computed as a percentage (up to 0.015%) of the average daily net assets of each Fund including annual fees for additional classes of shares per Fund plus reimbursement of certain fees and other miscellaneous expenses. Custody fees are computed at 0.01% of the average daily net assets of each Fund up to $25 million, 0.0075% of the average daily net assets of each Fund between $25 million and $100 million, 0.005% of the average daily net assets of each Fund between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Fund plus transaction charges.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(4) FEDERAL TAX INFORMATION

As of July 31, 2006, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (Amounts in thousands):

                                                  EXPIRATION YEAR                   TOTAL
-----------------------------------------------------------------------------------------
                                   2008      2009      2010      2011      2014
                                   ----      ----      ----      ----      ----
Prime Money Market Fund             $--       $--       $--       $--       $92      $ 92
Institutional Money Market Fund      --        --        --        --         1         1
Institutional Government Money
  Market Fund                        --        --        --        --        --^       --^
Government Money Market Fund          2        --        --        --        --         2
U.S. Treasury Money Market Fund      83        59        --        --        --       142
Municipal Money Market Fund          --        --         3        --^       --         3

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2006, the Funds deferred to August 1, 2006 post October capital losses (Amounts in thousands):

                                                     CAPITAL
                                                     LOSSES
                                                  ------------


Government Money Market                                $--^

^    Represents fewer than five hundred dollars.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

(5) CONCENTRATION OF CREDIT RISK

The Michigan Municipal Money Market Fund invests a substantial portion of its assets in debt obligations issued by the state of Michigan, and its political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

                       This page intentionally left blank.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)




                                                               NET REALIZED
                              NET ASSET                       AND UNREALIZED
                               VALUE,             NET             GAINS/
                             BEGINNING         INVESTMENT      (LOSSES) FROM
                             OF PERIOD           INCOME         INVESTMENTS
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02              $1.00              0.02            --
Year ended 7/31/03              $1.00              0.01            --^
Year ended 7/31/04              $1.00              0.01            --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --^
Six months ended 1/31/07+       $1.00              0.02            --^
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/02              $1.00              0.02            --
Year ended 7/31/03              $1.00              0.01            --^
Year ended 7/31/04              $1.00                --^           --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --^
Six months ended 1/31/07+       $1.00              0.02            --^
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
CLASS B SHARES
Year ended 7/31/02              $1.00              0.01            --
Year ended 7/31/03              $1.00                --^           --^
Year ended 7/31/04              $1.00                --^           --^
Year ended 7/31/05              $1.00              0.01            --^
Year ended 7/31/06              $1.00              0.03            --^
Six months ended 1/31/07+       $1.00              0.02            --^
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
CLASS C SHARES
5/5/02(b) to 7/31/02            $1.00                --^           --
Year ended 7/31/03              $1.00                --^           --^
Year ended 7/31/04              $1.00                --^           --^
Year ended 7/31/05              $1.00              0.01            --^
Year ended 7/31/06              $1.00              0.03            --^
Six months ended 1/31/07+       $1.00              0.02            --^
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
ADVISOR SHARES
10/29/01(b) to 7/31/02          $1.00              0.01            --
Year ended 7/31/03              $1.00              0.01            --^
Year ended 7/31/04              $1.00                --^           --^
Year ended 7/31/05              $1.00              0.01            --^
Year ended 7/31/06              $1.00              0.03            --^
Six months ended 1/31/07+       $1.00              0.02            --^
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 7/31/02              $1.00              0.02            --
Year ended 7/31/03              $1.00              0.01            --^
Year ended 7/31/04              $1.00              0.01            --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --
Six months ended 1/31/07+       $1.00              0.03            --^
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND SELECT SHARES
10/20/03(b) to 7/31/04          $1.00              0.01            --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --
Six months ended 1/31/07+       $1.00              0.03            --^
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND PREFERRED SHARES
10/20/03(b) to 7/31/04          $1.00              0.01            --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --
Six months ended 1/31/07+       $1.00              0.03            --^
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04          $1.00              0.01            --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --
Six months ended 1/31/07+       $1.00              0.02            --^
--------------------------------------------------------------------------------


                                  LESS             NET ASSET
                              DISTRIBUTIONS         VALUE,
                                   TO               END OF               TOTAL
                              SHAREHOLDERS          PERIOD               RETURN*
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                 (0.02)            $1.00                 2.02%
Year ended 7/31/03                 (0.01)            $1.00                 1.02%
Year ended 7/31/04                 (0.01)            $1.00                 0.65%
Year ended 7/31/05                 (0.02)            $1.00                 1.91%
Year ended 7/31/06                 (0.04)            $1.00                 3.97%
Six months ended 1/31/07+          (0.02)            $1.00                 2.46%
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/02                 (0.02)            $1.00                 1.77%
Year ended 7/31/03                 (0.01)            $1.00                 0.76%
Year ended 7/31/04                    --^            $1.00                 0.40%
Year ended 7/31/05                 (0.02)            $1.00                 1.66%
Year ended 7/31/06                 (0.04)            $1.00                 3.71%
Six months ended 1/31/07+          (0.02)            $1.00                 2.33%
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
CLASS B SHARES
Year ended 7/31/02                 (0.01)            $1.00                 1.00%
Year ended 7/31/03                    --^            $1.00                 0.32%
Year ended 7/31/04                    --^            $1.00                 0.24%
Year ended 7/31/05                 (0.01)            $1.00                 0.95%
Year ended 7/31/06                 (0.03)            $1.00                 2.94%
Six months ended 1/31/07+          (0.02)            $1.00                 1.95%
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
CLASS C SHARES
5/5/02(b) to 7/31/02                  --^            $1.00                 0.19%
Year ended 7/31/03                    --^            $1.00                 0.32%
Year ended 7/31/04                    --^            $1.00                 0.23%
Year ended 7/31/05                 (0.01)            $1.00                 0.95%
Year ended 7/31/06                 (0.03)            $1.00                 2.93%
Six months ended 1/31/07+          (0.02)            $1.00                 1.95%
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
ADVISOR SHARES
10/29/01(b) to 7/31/02             (0.01)            $1.00                 1.02%
Year ended 7/31/03                 (0.01)            $1.00                 0.53%
Year ended 7/31/04                    --^            $1.00                 0.24%
Year ended 7/31/05                 (0.01)            $1.00                 1.40%
Year ended 7/31/06                 (0.03)            $1.00                 3.45%
Six months ended 1/31/07+          (0.02)            $1.00                 2.20%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 7/31/02                 (0.02)            $1.00                 2.31%
Year ended 7/31/03                 (0.01)            $1.00                 1.35%
Year ended 7/31/04                 (0.01)            $1.00                 0.98%
Year ended 7/31/05                 (0.02)            $1.00                 2.24%
Year ended 7/31/06                 (0.04)            $1.00                 4.30%
Six months ended 1/31/07+          (0.03)            $1.00                 2.62%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND SELECT SHARES
10/20/03(b) to 7/31/04             (0.01)            $1.00                 0.70%
Year ended 7/31/05                 (0.02)            $1.00                 2.15%
Year ended 7/31/06                 (0.04)            $1.00                 4.22%
Six months ended 1/31/07+          (0.03)            $1.00                 2.58%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND PREFERRED SHARES
10/20/03(b) to 7/31/04             (0.01)            $1.00                 0.65%
Year ended 7/31/05                 (0.02)            $1.00                 2.08%
Year ended 7/31/06                 (0.04)            $1.00                 4.15%
Six months ended 1/31/07+          (0.03)            $1.00                 2.54%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04             (0.01)            $1.00                 0.57%
Year ended 7/31/05                 (0.02)            $1.00                 1.98%
Year ended 7/31/06                 (0.04)            $1.00                 4.04%
Six months ended 1/31/07+          (0.02)            $1.00                 2.49%
--------------------------------------------------------------------------------


                                           RATIOS/SUPPLEMENTAL DATA
                             ---------------------------------------------------
                                         RATIOS OF     RATIOS OF    RATIOS OF
                               NET       EXPENSES          NET      EXPENSES
                              ASSETS,        TO        INVESTMENT      TO
                              END OF       AVERAGE       INCOME      AVERAGE
                              PERIOD         NET       TO AVERAGE       NET
                             (000 'S)     ASSETS**    NET ASSETS**  ASSETS (a)**
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02           $1,732,204      0.55%        1.86%        0.65%
Year ended 7/31/03           $1,565,589      0.54%        1.02%        0.65%
Year ended 7/31/04           $1,064,622      0.54%        0.64%        0.66%
Year ended 7/31/05           $  958,735      0.54%        1.86%        0.65%
Year ended 7/31/06           $  563,551      0.54%        3.81%        0.66%
Six months ended 1/31/07+    $  579,409      0.54%        4.83%        0.67%
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/02           $  447,556      0.80%        1.71%        0.89%
Year ended 7/31/03           $  436,687      0.79%        0.77%        0.90%
Year ended 7/31/04           $  387,424      0.79%        0.40%        0.91%
Year ended 7/31/05           $  464,391      0.79%        1.67%        0.90%
Year ended 7/31/06           $  455,183      0.79%        3.65%        0.91%
Six months ended 1/31/07+    $  551,828      0.79%        4.57%        0.92%
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
CLASS B SHARES
Year ended 7/31/02           $    1,893      1.55%        0.91%        1.64%
Year ended 7/31/03           $    2,426      1.22%        0.33%        1.65%
Year ended 7/31/04           $    1,651      0.95%        0.23%        1.66%
Year ended 7/31/05           $    1,340      1.51%        1.14%        1.66%
Year ended 7/31/06           $    1,216      1.54%        2.84%        1.66%
Six months ended 1/31/07+    $    1,112      1.54%        3.83%        1.67%
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
CLASS C SHARES
5/5/02(b) to 7/31/02         $       60      1.54%        0.48%        1.71%
Year ended 7/31/03           $      154      1.14%        0.32%        1.65%
Year ended 7/31/04           $    2,843      0.98%        0.25%        1.66%
Year ended 7/31/05           $    1,474      1.46%        0.85%        1.65%
Year ended 7/31/06           $      879      1.54%        2.80%        1.66%
Six months ended 1/31/07+    $    1,237      1.54%        3.82%        1.67%
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
ADVISOR SHARES
10/29/01(b) to 7/31/02       $        2      0.89%        1.23%        0.96%
Year ended 7/31/03           $       62      1.02%        0.46%        1.15%
Year ended 7/31/04           $       36      0.96%        0.26%        1.16%
Year ended 7/31/05           $       42      1.04%        1.28%        1.15%
Year ended 7/31/06           $    1,628      1.04%        3.71%        1.17%
Six months ended 1/31/07+    $    3,060      1.04%        4.32%        1.16%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 7/31/02           $  189,530      0.22%        2.11%        0.65%
Year ended 7/31/03           $  766,023      0.22%        1.24%        0.65%
Year ended 7/31/04           $1,049,608      0.22%        0.98%        0.65%
Year ended 7/31/05           $1,077,260      0.21%        2.24%        0.65%
Year ended 7/31/06           $1,263,609      0.21%        4.25%        0.65%
Six months ended 1/31/07+    $1,416,522      0.21%        5.14%        0.64%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND SELECT SHARES
10/20/03(b) to 7/31/04       $   13,267      0.30%        0.92%        0.73%
Year ended 7/31/05           $   23,924      0.29%        2.23%        0.73%
Year ended 7/31/06           $   35,579      0.29%        4.16%        0.73%
Six months ended 1/31/07+    $   40,898      0.29%        5.06%        0.72%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND PREFERRED SHARES
10/20/03(b) to 7/31/04       $   27,206      0.37%        0.85%        0.80%
Year ended 7/31/05           $   23,178      0.36%        1.99%        0.80%
Year ended 7/31/06           $   98,263      0.36%        4.21%        0.81%
Six months ended 1/31/07+    $  139,220      0.36%        4.99%        0.79%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04       $   17,591      0.47%        0.75%        0.90%
Year ended 7/31/05           $   25,047      0.46%        2.01%        0.90%
Year ended 7/31/06           $  160,782      0.46%        4.18%        0.91%
Six months ended 1/31/07+    $  213,120      0.46%        4.89%        0.89%
--------------------------------------------------------------------------------


                        See notes to financial highlights
                       and notes to financial statements.


                                  38-39 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               NET REALIZED
                             NET ASSET                        AND UNREALIZED
                               VALUE,              NET            GAINS/
                             BEGINNING         INVESTMENT     (LOSSES) FROM
                             OF PERIOD           INCOME        INVESTMENTS
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02              $1.00              0.02            --
Year ended 7/31/03              $1.00              0.01            --^
Year ended 7/31/04              $1.00              0.01            --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --
Six months ended 1/31/07+       $1.00              0.03            --^
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
SELECT SHARES
10/20/03(b) to 7/31/04          $1.00              0.01            --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --
Six months ended 1/31/07+       $1.00              0.03            --^
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04          $1.00              0.01            --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --
Six months ended 1/31/07+       $1.00              0.02            --^
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04          $1.00              0.01            --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --
Six months ended 1/31/07+       $1.00              0.02            --^
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 7/31/02              $1.00              0.02            --
Year ended 7/31/03              $1.00              0.01            --^
Year ended 7/31/04              $1.00                --^           --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --^
Six months ended 1/31/07+       $1.00              0.02            --
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET
FUND CLASS A SHARES
Year ended 7/31/02              $1.00              0.02            --
Year ended 7/31/03              $1.00              0.01            --^
Year ended 7/31/04              $1.00                --^           --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --^
Six months ended 1/31/07+       $1.00              0.02            --
--------------------------------------------------------------------------------
U.S. TREASURY MONEY
MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02              $1.00              0.02            --
Year ended 7/31/03              $1.00              0.01            --^
Year ended 7/31/04              $1.00              0.01            --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --^
Six months ended 1/31/07+       $1.00              0.03            --^
--------------------------------------------------------------------------------
U.S. TREASURY MONEY
MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04          $1.00              0.01            --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --^
Six months ended 1/31/07+       $1.00              0.03            --^
--------------------------------------------------------------------------------
U.S. TREASURY MONEY
MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04          $1.00              0.01            --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --^
Six months ended 1/31/07+       $1.00              0.02            --^
--------------------------------------------------------------------------------
MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04          $1.00                --^           --^
Year ended 7/31/05              $1.00              0.02            --^
Year ended 7/31/06              $1.00              0.04            --^
Six months ended 1/31/07+       $1.00              0.02            --^
--------------------------------------------------------------------------------


                                  LESS             NET ASSET
                              DISTRIBUTIONS         VALUE,
                                   TO               END OF               TOTAL
                              SHAREHOLDERS          PERIOD               RETURN*
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                 (0.02)            $1.00                2.05%
Year ended 7/31/03                 (0.01)            $1.00                1.07%
Year ended 7/31/04                 (0.01)            $1.00                0.86%
Year ended 7/31/05                 (0.02)            $1.00                2.17%
Year ended 7/31/06                 (0.04)            $1.00                4.23%
Six months ended 1/31/07+          (0.03)            $1.00                2.59%
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
SELECT SHARES
10/20/03(b) to 7/31/04             (0.01)            $1.00                0.65%
Year ended 7/31/05                 (0.02)            $1.00                2.09%
Year ended 7/31/06                 (0.04)            $1.00                4.14%
Six months ended 1/31/07+          (0.03)            $1.00                2.55%
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04             (0.01)            $1.00                0.59%
Year ended 7/31/05                 (0.02)            $1.00                2.02%
Year ended 7/31/06                 (0.04)            $1.00                4.07%
Six months ended 1/31/07+          (0.02)            $1.00                2.51%
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04             (0.01)            $1.00                0.51%
Year ended 7/31/05                 (0.02)            $1.00                1.92%
Year ended 7/31/06                 (0.04)            $1.00                3.97%
Six months ended 1/31/07+          (0.02)            $1.00                2.46%
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 7/31/02                 (0.02)            $1.00                1.79%
Year ended 7/31/03                 (0.01)            $1.00                0.92%
Year ended 7/31/04                    --^            $1.00                0.47%
Year ended 7/31/05                 (0.02)            $1.00                1.75%
Year ended 7/31/06                 (0.04)            $1.00                3.79%
Six months ended 1/31/07+          (0.02)            $1.00                2.36%
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET
FUND CLASS A SHARES
Year ended 7/31/02                 (0.02)            $1.00                1.58%
Year ended 7/31/03                 (0.01)            $1.00                0.71%
Year ended 7/31/04                    --^            $1.00                0.27%
Year ended 7/31/05                 (0.02)            $1.00                1.55%
Year ended 7/31/06                 (0.04)            $1.00                3.61%
Six months ended 1/31/07+          (0.02)            $1.00                2.28%
--------------------------------------------------------------------------------
U.S. TREASURY MONEY
MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                 (0.02)            $1.00                 1.92%
Year ended 7/31/03                 (0.01)            $1.00                 1.02%
Year ended 7/31/04                 (0.01)            $1.00                 0.80%
Year ended 7/31/05                 (0.02)            $1.00                 2.08%
Year ended 7/31/06                 (0.04)            $1.00                 4.13%
Six months ended 1/31/07+          (0.03)            $1.00                 2.57%
--------------------------------------------------------------------------------
U.S. TREASURY MONEY
MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04             (0.01)            $1.00                 0.59%
Year ended 7/31/05                 (0.02)            $1.00                 2.00%
Year ended 7/31/06                 (0.04)            $1.00                 4.05%
Six months ended 1/31/07+          (0.03)            $1.00                 2.53%
--------------------------------------------------------------------------------
U.S. TREASURY MONEY
MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04             (0.01)            $1.00                 0.54%
Year ended 7/31/05                 (0.02)            $1.00                 1.93%
Year ended 7/31/06                 (0.04)            $1.00                 3.98%
Six months ended 1/31/07+          (0.02)            $1.00                 2.50%
--------------------------------------------------------------------------------
MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                --^            $1.00                 0.46%
Year ended 7/31/05                 (0.02)            $1.00                 1.83%
Year ended 7/31/06                 (0.04)            $1.00                 3.87%
Six months ended 1/31/07+          (0.02)            $1.00                 2.44%
--------------------------------------------------------------------------------


                                           RATIOS/SUPPLEMENTAL DATA
                             ---------------------------------------------------
                                         RATIOS OF     RATIOS OF    RATIOS OF
                               NET       EXPENSES          NET      EXPENSES
                              ASSETS,        TO        INVESTMENT      TO
                              END OF       AVERAGE       INCOME      AVERAGE
                              PERIOD         NET       TO AVERAGE       NET
                             (000 'S)     ASSETS**    NET ASSETS**  ASSETS (a)**
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02           $  425,092     0.41%         2.03%        0.64%
Year ended 7/31/03           $  616,999     0.40%         1.04%        0.65%
Year ended 7/31/04           $  223,852     0.31%         0.79%        0.66%
Year ended 7/31/05           $  264,707     0.21%         2.16%        0.66%
Year ended 7/31/06           $  304,332     0.21%         4.24%        0.66%
Six months ended 1/31/07+    $  328,815     0.21%         5.08%        0.66%
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
SELECT SHARES
10/20/03(b) to 7/31/04       $    5,202     0.30%         0.82%        0.75%
Year ended 7/31/05           $    2,176     0.30%         1.83%        0.74%
Year ended 7/31/06           $    6,337     0.29%         4.22%        0.75%
Six months ended 1/31/07+    $   21,435     0.29%         5.01%        0.74%
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04       $  276,373     0.37%         0.75%        0.82%
Year ended 7/31/05           $  228,555     0.36%         1.96%        0.81%
Year ended 7/31/06           $  190,260     0.36%         3.98%        0.82%
Six months ended 1/31/07+    $  250,037     0.36%         4.93%        0.81%
--------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04       $   70,270     0.47%         0.66%        0.92%
Year ended 7/31/05           $  120,743     0.46%         1.96%        0.91%
Year ended 7/31/06           $   96,003     0.46%         3.85%        0.92%
Six months ended 1/31/07+    $  108,222     0.46%         4.83%        0.91%
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 7/31/02           $  279,059     0.65%         1.75%        0.69%
Year ended 7/31/03           $  275,107     0.61%         0.84%        0.66%
Year ended 7/31/04           $  173,865     0.62%         0.47%        0.67%
Year ended 7/31/05           $  144,028     0.58%         1.70%        0.67%
Year ended 7/31/06           $  127,537     0.58%         3.73%        0.68%
Six months ended 1/31/07+    $  133,678     0.58%         4.66%        0.68%
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET
FUND CLASS A SHARES
Year ended 7/31/02           $  270,062     0.85%         1.57%        0.94%
Year ended 7/31/03           $  177,390     0.81%         0.66%        0.91%
Year ended 7/31/04           $  110,153     0.82%         0.27%        0.92%
Year ended 7/31/05           $   95,375     0.79%         1.53%        0.92%
Year ended 7/31/06           $   72,896     0.75%         3.53%        0.93%
Six months ended 1/31/07+    $   90,673     0.74%         4.50%        0.93%
--------------------------------------------------------------------------------
U.S. TREASURY MONEY
MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02           $1,143,352    0.41%         1.88%        0.64%
Year ended 7/31/03           $1,644,905    0.40%         0.98%        0.65%
Year ended 7/31/04           $  399,195    0.30%         0.74%        0.65%
Year ended 7/31/05           $  295,584    0.21%         2.01%        0.65%
Year ended 7/31/06           $  386,757    0.21%         4.11%        0.65%
Six months ended 1/31/07+    $  417,376    0.21%         5.05%        0.65%
--------------------------------------------------------------------------------
U.S. TREASURY MONEY
MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04       $   93,233    0.30%         0.76%        0.73%
Year ended 7/31/05           $   83,171    0.29%         2.01%        0.73%
Year ended 7/31/06           $   61,992    0.29%         3.95%        0.73%
Six months ended 1/31/07+    $   67,802    0.29%         4.97%        0.73%
--------------------------------------------------------------------------------
U.S. TREASURY MONEY
MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04       $1,102,963    0.37%         0.69%        0.80%
Year ended 7/31/05           $  766,688    0.36%         1.85%        0.80%
Year ended 7/31/06           $  625,196    0.36%         3.85%        0.80%
Six months ended 1/31/07+    $  562,742    0.36%         4.90%        0.80%
--------------------------------------------------------------------------------
MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04       $  165,402    0.47%         0.58%        0.90%
Year ended 7/31/05           $  118,018    0.46%         1.78%        0.90%
Year ended 7/31/06           $  113,124    0.46%         3.79%        0.90%
Six months ended 1/31/07+    $   69,906    0.46%         4.80%        0.91%
--------------------------------------------------------------------------------

                        See notes to financial highlights
                       and notes to financial statements.


                                 40-41 spreead

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               NET REALIZED
                              NET ASSET                       AND UNREALIZED
                               VALUE,             NET             GAINS/
                             BEGINNING         INVESTMENT      (LOSSES) FROM
                             OF PERIOD           INCOME         INVESTMENTS
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02             $1.00              0.01            --
Year ended 7/31/03             $1.00              0.01            --
Year ended 7/31/04             $1.00              0.01            --
Year ended 7/31/05             $1.00              0.01            --^
Year ended 7/31/06             $1.00              0.03            --^
Six months ended 1/31/07+      $1.00              0.02            --
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/02             $1.00              0.01            --
Year ended 7/31/03             $1.00              0.01            --
Year ended 7/31/04             $1.00             --^              --
Year ended 7/31/05             $1.00              0.01            --^
Year ended 7/31/06             $1.00              0.02            --^
Six months ended 1/31/07+      $1.00              0.01            --
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 7/31/02             $1.00              0.01            --
Year ended 7/31/03             $1.00              0.01            --^
Year ended 7/31/04             $1.00              0.01            --^
Year ended 7/31/05             $1.00              0.02            --
Year ended 7/31/06             $1.00              0.03            --^
Six months ended 1/31/07+      $1.00              0.02            --^
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND CLASS A SHARES
Year ended 7/31/02             $1.00              0.01            --
Year ended 7/31/03             $1.00              0.01            --^
Year ended 7/31/04             $1.00                --^           --^
Year ended 7/31/05             $1.00              0.01            --
Year ended 7/31/06             $1.00              0.03            --^
Six months ended 1/31/07+      $1.00              0.02            --^
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND SELECT SHARES
10/20/03(b) to 7/31/04         $1.00                --^           --^
Year ended 7/31/05             $1.00              0.01            --
Year ended 7/31/06             $1.00              0.03            --^
Six months ended 1/31/07+      $1.00              0.02            --^
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND PREFERRED SHARES
10/20/03(b) to 7/31/04         $1.00                --^           --^
Year ended 7/31/05             $1.00              0.01            --
Year ended 7/31/06             $1.00              0.03            --^
Six months ended 1/31/07+      $1.00              0.02            --^
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04         $1.00                --^           --^
Year ended 7/31/05             $1.00              0.01            --
Year ended 7/31/06             $1.00              0.03            --^
Six months ended 1/31/07+      $1.00              0.02            --^
--------------------------------------------------------------------------------


                                   LESS             NET ASSET
                               DISTRIBUTIONS         VALUE,
                                    TO               END OF              TOTAL
                               SHAREHOLDERS          PERIOD              RETURN*
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                 (0.01)             $1.00               1.41%
Year ended 7/31/03                 (0.01)             $1.00               0.88%
Year ended 7/31/04                 (0.01)             $1.00               0.59%
Year ended 7/31/05                 (0.01)             $1.00               1.45%
Year ended 7/31/06                 (0.03)             $1.00               2.65%
Six months ended 1/31/07+          (0.02)             $1.00               1.57%
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/02                 (0.01)             $1.00               1.25%
Year ended 7/31/03                 (0.01)             $1.00               0.78%
Year ended 7/31/04                    --^             $1.00               0.49%
Year ended 7/31/05                 (0.01)             $1.00               1.30%
Year ended 7/31/06                 (0.02)             $1.00               2.48%
Six months ended 1/31/07+          (0.01)             $1.00               1.49%
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 7/31/02                 (0.01)             $1.00               1.45%
Year ended 7/31/03                 (0.01)             $1.00               0.91%
Year ended 7/31/04                 (0.01)             $1.00               0.68%
Year ended 7/31/05                 (0.02)             $1.00               1.55%
Year ended 7/31/06                 (0.03)             $1.00               2.88%
Six months ended 1/31/07+          (0.02)             $1.00               1.74%
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND CLASS A SHARES
Year ended 7/31/02                 (0.01)             $1.00               1.38%
Year ended 7/31/03                 (0.01)             $1.00               0.80%
Year ended 7/31/04                    --^             $1.00               0.43%
Year ended 7/31/05                 (0.01)             $1.00               1.30%
Year ended 7/31/06                 (0.03)             $1.00               2.62%
Six months ended 1/31/07+          (0.02)             $1.00               1.62%
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND SELECT SHARES
10/20/03(b) to 7/31/04                --^             $1.00               0.47%
Year ended 7/31/05                 (0.01)             $1.00               1.47%
Year ended 7/31/06                 (0.03)             $1.00               2.80%
Six months ended 1/31/07+          (0.02)             $1.00               1.70%
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                --^             $1.00               0.42%
Year ended 7/31/05                 (0.01)             $1.00               1.40%
Year ended 7/31/06                 (0.03)             $1.00               2.73%
Six months ended 1/31/07+          (0.02)             $1.00               1.67%
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04                --^             $1.00               0.34%
Year ended 7/31/05                 (0.01)             $1.00               1.30%
Year ended 7/31/06                 (0.03)             $1.00               2.62%
Six months ended 1/31/07+          (0.02)             $1.00               1.62%
--------------------------------------------------------------------------------


                                           RATIOS/SUPPLEMENTAL DATA
                             ---------------------------------------------------
                                         RATIOS OF     RATIOS OF    RATIOS OF
                               NET       EXPENSES          NET      EXPENSES
                              ASSETS,        TO        INVESTMENT      TO
                              END OF       AVERAGE       INCOME      AVERAGE
                              PERIOD         NET       TO AVERAGE       NET
                             (000 'S)     ASSETS**    NET ASSETS**  ASSETS (a)**
--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02           $  292,618      0.54%         1.41%         0.65%
Year ended 7/31/03           $  247,805      0.54%         0.88%         0.67%
Year ended 7/31/04           $  197,225      0.54%         0.59%         0.67%
Year ended 7/31/05           $  164,404      0.54%         1.42%         0.67%
Year ended 7/31/06           $  189,695      0.54%         2.63%         0.67%
Six months ended 1/31/07+    $  193,289      0.54%         3.10%         0.67%
-------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/02           $      177      0.70%         1.26%         0.91%
Year ended 7/31/03           $       19      0.64%         0.90%         0.92%
Year ended 7/31/04           $       18      0.64%         0.48%         0.91%
Year ended 7/31/05           $      110      0.69%         1.45%         0.93%
Year ended 7/31/06           $    1,686      0.70%         2.77%         0.93%
Six months ended 1/31/07+    $    2,582      0.70%         2.97%         0.92%
-------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND INSTITUTIONAL SHARES
Year ended 7/31/02           $  249,280      0.34%         1.43%         0.77%
Year ended 7/31/03           $  199,439      0.42%         0.92%         0.78%
Year ended 7/31/04           $  136,302      0.38%         0.67%         0.80%
Year ended 7/31/05           $  187,829      0.38%         1.55%         0.80%
Year ended 7/31/06           $  214,995      0.25%         2.88%         0.81%
Six months ended 1/31/07+    $  205,695      0.21%         3.43%         0.78%
-------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND CLASS A SHARES
Year ended 7/31/02           $   42,004      0.41%         1.35%         1.02%
Year ended 7/31/03           $   53,079      0.52%         0.80%         1.03%
Year ended 7/31/04           $   17,590      0.63%         0.42%         1.05%
Year ended 7/31/05           $   25,516      0.63%         1.30%         1.06%
Year ended 7/31/06           $   27,027      0.50%         2.62%         1.06%
Six months ended 1/31/07+    $   29,083      0.46%         3.18%         1.03%
-------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND SELECT SHARES
10/20/03(b) to 7/31/04       $      863      0.46%         0.62%         0.91%
Year ended 7/31/05           $       86      0.46%         0.99%         0.89%
Year ended 7/31/06           $   10,551      0.29%         3.23%         0.89%
Six months ended 1/31/07+    $    8,159      0.29%         3.36%         0.86%
-------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND PREFERRED SHARES
10/20/03(b) to 7/31/04       $      637      0.53%         0.55%         0.98%
Year ended 7/31/05           $       36      0.53%         0.97%         0.97%
Year ended 7/31/06           $    2,402      0.36%         3.27%         0.96%
Six months ended 1/31/07+    $    1,896      0.36%         3.28%         0.93%
-------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET
FUND TRUST SHARES
10/20/03(b) to 7/31/04       $      244      0.63%         0.44%         1.06%
Year ended 7/31/05           $    8,625      0.63%         1.70%         1.04%
Year ended 7/31/06           $   26,028      0.49%         2.81%         1.06%
Six months ended 1/31/07+    $   43,167      0.46%         3.19%         1.03%
-------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b)  Reflects date of commencement of operations. + Unaudited.
^    Amount is less than $0.005.
*    Not annualized for periods less than 1 year.
**   Annualized for periods less than 1 year.

                                  42-43 spread


                       See notes to financial statements

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED):
--------------------------------------------------------------------------------

EXPENSE EXAMPLES

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 through January 31, 2007.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                             EXPENSE     EXPENSE
                                                                             PAID        RATIO
                                                   BEGINNING     ENDING      DURING      DURING
                                                     ACCOUNT     ACCOUNT     PERIOD*     PERIOD
                                                       VALUE      VALUE      8/1/06 -    8/1/06 -
                                                      8/1/06     1/31/07     1/31/07     1/31/07
-------------------------------------------------------------------------------------------------
Prime Money Market Fund      Institutional Shares   $1,000.00   $1,024.60    $2.76       0.54%
                             Class A Shares          1,000.00    1,023.30     4.03       0.79%
                             Class B Shares          1,000.00    1,019.50     7.84       1.54%
                             Class C Shares          1,000.00    1,019.50     7.84       1.54%
                             Advisor Shares          1,000.00    1,022.00     5.30       1.04%
Institutional Money
Market Fund                  Institutional Shares    1,000.00    1,026.20     1.07       0.21%
                             Select Shares           1,000.00    1,025.80     1.48       0.29%
                             Preferred Shares        1,000.00    1,025.40     1.84       0.36%
                             Trust Shares            1,000.00    1,024.90     2.35       0.46%
Institutional Government
Money Market Fund            Institutional Shares    1,000.00    1,025.90     1.07       0.21%
                             Select Shares           1,000.00    1,025.50     1.48       0.29%
                             Preferred Shares        1,000.00    1,025.10     1.84       0.36%
                             Trust Shares            1,000.00    1,024.60     2.35       0.46%
Government Money Market Fund Institutional Shares    1,000.00    1,023.60     2.96       0.58%
                             Class A Shares          1,000.00    1,022.80     3.77       0.74%
U.S. Treasury
Money Market Fund            Institutional Shares    1,000.00    1,025.70     1.07       0.21%
                             Select Shares           1,000.00    1,025.30     1.48       0.29%
                             Preferred Shares        1,000.00    1,025.00     1.84       0.36%
                             Trust Shares            1,000.00    1,024.40     2.35       0.46%
Michigan Municipal
Money Market Fund            Institutional Shares    1,000.00    1,015.70     2.74       0.54%
                             Class A Shares          1,000.00    1,014.90     3.56       0.70%
Municipal Money Market Fund  Institutional Shares    1,000.00    1,017.40     1.07       0.21%
                             Class A Shares          1,000.00    1,016.20     2.34       0.46%
                             Select Shares           1,000.00    1,017.00     1.47       0.29%
                             Preferred Shares        1,000.00    1,016.70     1.83       0.36%
                             Trust Shares            1,000.00    1,016.20     2.34       0.46%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may however use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                             EXPENSE     EXPENSE
                                                                             PAID        RATIO
                                                   BEGINNING     ENDING      DURING      DURING
                                                     ACCOUNT     ACCOUNT     PERIOD*     PERIOD
                                                       VALUE      VALUE      8/1/06 -    8/1/06 -
                                                      8/1/06     1/31/07     1/31/07     1/31/07
-------------------------------------------------------------------------------------------------
Prime Money Market Fund      Institutional Shares   $1,000.00   $1,022.48    $2.75       0.54%
                             Class A Shares          1,000.00    1,021.22     4.02       0.79%
                             Class B Shares          1,000.00    1,017.44     7.83       1.54%
                             Class C Shares          1,000.00    1,017.44     7.83       1.54%
                             Advisor Shares          1,000.00    1,019.96     5.30       1.04%
Institutional Money
Market Fund                  Institutional Shares    1,000.00    1,024.15     1.07       0.21%
                             Select Shares           1,000.00    1,023.74     1.48       0.29%
                             Preferred Shares        1,000.00    1,023.39     1.84       0.36%
                             Trust Shares            1,000.00    1,022.89     2.35       0.46%
Institutional Government
Money Market Fund            Institutional Shares    1,000.00    1,024.15     1.07       0.21%
                             Select Shares           1,000.00    1,023.74     1.48       0.29%
                             Preferred Shares        1,000.00    1,023.39     1.84       0.36%
                             Trust Shares            1,000.00    1,022.89     2.35       0.46%
Government Money Market Fund Institutional Shares    1,000.00    1,022.28     2.96       0.58%
                             Class A Shares          1,000.00    1,021.48     3.77       0.74%
U.S. Treasury Money
Market Fund                  Institutional Shares    1,000.00    1,024.15     1.07       0.21%
                             Select Shares           1,000.00    1,023.74     1.48       0.29%
                             Preferred Shares        1,000.00    1,023.39     1.84       0.36%
                             Trust Shares            1,000.00    1,022.89     2.35       0.46%
Michigan Municipal
Money Market Fund            Institutional Shares    1,000.00    1,022.48     2.75       0.54%
                             Class A Shares          1,000.00    1,021.68     3.57       0.70%
Municipal Money Market Fund  Institutional Shares    1,000.00    1,024.15     1.07       0.21%
                             Class A Shares          1,000.00    1,022.89     2.35       0.46%
                             Select Shares           1,000.00    1,023.74     1.48       0.29%
                             Preferred Shares        1,000.00    1,023.39     1.84       0.36%
                             Trust Shares            1,000.00    1,022.89     2.35       0.46%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:
--------------------------------------------------------------------------------

                   APPROVAL OF INVESTMENT ADVISORY AGREEMENTS.

The Board, at meetings held on September 14, 2006 and October 4, 2006, formally considered the Trust's investment advisory agreement with FTAM with respect to all funds of the Trust, a sub-advisory agreement of FTAM with Morgan Stanley Investment Management Inc. ("MSIM" or the "Sub-Advisor") with respect to the International Equity Fund and a sub-advisory agreement of FTAM with Fort Washington Investment Advisors, Inc. ("Fort Washington" or, also a "Sub-Advisor") (the "Sub-Advisors" collectively with the Advisor, the "Advisors") with respect to the High Yield Bond Fund (collectively, the "Advisory Agreements").

The Board reviewed extensive material in connection with their review of the Advisory Agreements, including data compiled from data gathered by Lipper, Inc. ("Lipper"), an independent source of mutual fund data, which included comparisons with industry averages for comparable funds of advisory fees, 12b-1 fees, administration fees, transfer agency fees, custodian fees, and total fund expenses. The data reflected FTAM's fee waivers in place, as well as FTAM's contractual fee levels. FTAM also provided the Board with the results of a three-pronged performance and expense test developed by FTAM. The Board received reports from FTAM's Chief Investment Officer with respect to brokerage practices, best execution, fund performance, and expense trends. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreements. The Board received a detailed presentation by FTAM, which included a fund-by-fund analysis of performance and profitability. Detailed presentations were also provided by each Sub-Advisor. The Board deliberated outside the presence of management and the Advisors.

In their deliberations, each Trustee attributed different weights to various factors involved in their analysis of whether the Advisory Agreements should be continued, and no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Trust and FTAM, between FTAM and MSIM, and between FTAM and Fort Washington, as provided in the Advisory Agreements, were fair and reasonable, and that the continuance of the Advisory Agreements, were in the best interests of each Fund of the Trust and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund of the Trust under the Advisory Agreements. The Trustees took into account information furnished throughout the year at Board meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of each Advisor's senior management and the expertise of the investment personnel of each Advisor responsible for the day-to-day management of each Fund of the Trust.

The Trustees received information concerning the investment philosophy and investment processes applied by the Advisors in managing the Trust. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Trust. The Trustees evaluated the trading practices of each Advisor. The Trustees also evaluated the procedures of the Advisors designed to fulfill the Advisors' fiduciary duty to the Trust with respect to possible conflicts of interest, including the Advisors' codes of ethics (regulating the personal trading of its officers and employees).

With respect to FTAM, the Trustees particularly noted staffing enhancements to the investment teams initiated by the chief investment officer. Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by the Advisors, the scope of responsibilities was typical of those of investment Advisors and sub-Advisors to open-end mutual funds generally, and that the quality of the services was very satisfactory.

Investment Performance

The Trustees considered performance results of each Fund in absolute terms and relative to each Fund's peer group. In conducting their review of performance, both long- and short-term performance were considered. The Trustees noted that performance varied considerably and they focused their review of performance on those funds whose performance compared unfavorably with their respective peers (both Lipper and benchmark) over the most recent one-year, three-year and five-year periods. The Trustees noted that the performance of the Quality Growth Fund, the Balanced Fund, the Dividend Growth Fund, the Municipal Bond Fund, the Intermediate Municipal Bond Fund, and the Michigan Municipal Bond Fund ranked in the bottom third in their respective Lipper and benchmark rankings for at least two of the one-year, three-year and five-year periods. The Trustees considered the recent changes made to the Dividend Growth Fund's

                                                               FIFTH THIRD FUNDS
                                SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:
--------------------------------------------------------------------------------


investment focus, the substantial redemptions in the Municipal Bond Fund and FTAM's strategic considerations for the Balanced Fund. With respect to the Intermediate Municipal Bond Fund and the Quality Growth Fund, the Trustees noted FTAM's proposed fee reductions through contractual expense limitation agreements and the potential impact these expense reductions could have on performance. With respect to the Dividend Growth Fund, the Trustees also noted the contractual expense limitation agreements put in place last year. The Trustees considered the supply constraints FTAM faced with respect to the Michigan Municipal Bond Fund.

With respect to the International Equity Fund, the Trustees noted that while the Fund had underperformed its benchmark for the one-, three- and five-year periods, the performance was stable and within a satisfactory range.

With respect to the High Yield Bond Fund of Fort Washington, the Trustees noted that while the Fund had underperformed its benchmark for the year-to-date period, the Fund focused on the higher quality segments of the high yield bond market.

Based on their review and consideration of FTAM's attempts to address performance issues, the Trustees concluded that the performance of each of the Funds of the Trust was satisfactory or better.

Cost of Services and Profits Realized by FTAM and Its Affiliates

The Trustees considered comparable peer group information with respect to the advisory fees charged by FTAM to each of the Funds of the Trust, taking into consideration both contractual and actual (i.e., after waiver) fee levels. The Trustees also reviewed administration, accounting, custody and transfer agency fees received by FTAM's affiliate, Fifth Third Bank. The Trustees also considered the fallout benefits to FTAM of soft dollars, based on presentations to the Board. The Trustees reviewed profitability information provided by FTAM with respect to investment advisory, administration, accounting, transfer agency and custody services to each Fund of the Trust. The Trustees recognized that such data is not typically audited and therefore represented FTAM's own determination of its revenues, as well as the revenues of its affiliates, from the contractual services provided to the Trust, less expenses of providing such services. Expenses included direct and indirect costs and were calculated using an allocation methodology developed by FTAM. The Trustees recognized the difficulty in making comparisons of profitability to other investment Advisors, because comparative information is affected by numerous factors, including the structure of the particular Advisor, the types of funds it manages, its business mix, and numerous assumptions regarding allocations. The Trustees also considered the impact that the proposed additional expense limitations would have on FTAM's profitability. Based on their review, the Trustees concluded that the profitability to FTAM under the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund of the Trust.

With respect to each Sub-Advisors profitability, the Trustees noted that sub-advisory fees are paid by FTAM, rather than directly from the Trust's assets. The Board also concluded that the these fees were fair and reasonable, in light of the services and benefits provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflected economies of scale and whether economies of scale would be produced by the growth of the Trust's assets. The Trustees took into account the $600 million decrease in the Trust's assets over the last year. The Trustees noted the contractual expense limitations proposed by FTAM for the Intermediate Municipal Bond Fund, Quality Growth Fund, the Disciplined Large Cap Value Fund, Multi Cap Value Fund and the Strategic Income Fund. The Trustees also considered the expense limitations previously enacted for the Dividend Growth Fund, the Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Intermediate Bond Fund, the U.S. Government Bond Fund, the Municipal Money Market Fund and the Government Money Market Fund. The Trustees took into account the impact of the expense limitations and the resulting decrease in revenue for FTAM. The Trustees concluded that the asset levels of the Trust were not currently so large as to warrant formal contractual breakpoints, and that the contractual expense limitations were a reasonable way to provide the benefits of economies of scale to shareholders at this time.

                       This page intentionally left blank.

Addresses
----------------------------------------------------------------------------------------

Fifth Third Funds                                Fifth Third Funds
Money Market Mutual Funds                        3435 Stelzer Road
                                                 Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Investment Advisor, Administrator, and           Fifth Third Asset Management, Inc.
  Accountant                                     38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------

Distributor                                      Fifth Third Funds Distributor, Inc.
                                                 3435 Stelzer Road
                                                 Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Custodian                                        Fifth Third Bank
                                                 38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------

Sub-Administrator                                BISYS Fund Services Limited Partnership
                                                 3435 Stelzer Road
                                                 Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent           BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                             3435 Stelzer Road
                                                 Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Independent Registered Public Accounting Firm    PricewaterhouseCoopers LLP
                                                 100 East Broad Street
                                                 Suite 2100
                                                 Columbus, Ohio 43215
----------------------------------------------------------------------------------------

                            Logo: Fifth Third Funds


3/07                                                                  SAR-MMF-07

ITEM 2. CODE OF ETHICS.

Not applicable - only for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fifth Third Funds

By (Signature and Title) /s/ Aaron J. Masek          Aaron J. Masek, Treasurer
                        ------------------------------------------------------

Date  April 9, 2007
      -------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                              Bryan C. Haft, President
                        ------------------------------------------------------

Date  April 9, 2007
      -------------


By (Signature and Title)                            Aaron J.  Masek, Treasurer
                        ------------------------------------------------------

Date  April 9, 2007